UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: May 31

Date of reporting period: May 31, 2012

Item 1. Reports to Stockholders

VALIC Company I, Annual Report at May 31, 2012.

VALIC Company I

Annual Report, May 31, 2012

SAVING : INVESTING : PLANNING

VALIC Company I

ANNUAL REPORT MAY 31, 2012

VALIC Company I

PRESIDENT’S LETTER (Unaudited)

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the twelve-month period ending May 31, 2012. We encourage you to carefully read this report and thank you for your investment.

The reporting period saw equity markets, both domestic and international, plagued by uncertainty, volatility and weakness. In the U.S., equity markets for the first four months of the period were generally down due to a market selloff in the face of weak corporate earnings, a downgrade of the U.S. credit rating by Standard & Poor’s and a steady stream of other negative economic reports. Rising from the lows of the summer selloff, however, the fourth quarter 2011 began with the best month (October) in over a decade that continued with a strong rally until early spring due in part to strong corporate earnings and renewed signs of growth in the U.S. But by April 2012, domestic equity markets again generally turned down in reaction to disappointing news of U.S. employment growth and weak consumer and corporate spending. This twelve-month domestic equity seesaw ride resulted in a -0.41% total return for the S&P 500® Index*, widely regarded as the best single gauge of the U.S. equity market.

International equity markets fared even worse, primarily because the future of the European monetary union weighed heavily on investor confidence. The MSCI EAFE Index (net)**, designed to measure the equity market performance of developed markets (Europe, Australasia, Far East), excluding the U.S. and Canada, suffered a -20.48% total return for the reporting period. By early 2012, it became apparent that the latest bandage placed over the European Debt Crisis was still not stopping the bleeding. Spain and Greece posted exceptionally high unemployment. Renewed fears of whether Greece would ultimately remain in the Euro and concern over the state of the Spanish banking system added to the uncertainty. Even China, a generally dependable engine of global economic growth, showed signs of slowing.

Only bond markets generally experienced positive growth for the reporting period as many investors lost appetite for risk, sold out of equities and moved into fixed investments. The Barclays U.S. Aggregate Bond Index***, a broad measure of the bond market, posted a total return of 7.12% for the reporting period, reflecting this investor flight to safety and yield.

Global financial markets will likely continue to face numerous challenges and uncertainties. But no matter what the future may bring, we continue to believe the best approach to investing is to stick with sound investing practices with a well-diversified portfolio, invested across asset classes, investment styles and geographic borders. We encourage you to work with your financial advisor to understand your investments and their risks, and develop a plan to manage both towards your long-term investment goals.

Thank you again for your trust and valued investment.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index consists of 22 developed market country indices.
***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2012 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at December 1, 2011 and held until May 31, 2012. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRA”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended May 31, 2012” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended May 31, 2012” column and the “Expense Ratio as of May 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2012” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended May 31, 2012” column and the “Expense Ratio as of May 31, 2012” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended May 31, 2012” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRA’s. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company I

EXPENSE EXAMPLE — May 31, 2012 (Unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2011	Ending Account Value Using Actual Return at May 31, 2012	Expenses Paid During the Six Months Ended May 31, 2012*	Beginning Account Value at December 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2012	Expenses Paid During the Six Months Ended May 31, 2012*	Expense Ratio as of May 31, 2012*
Asset Allocation@	$1,000.00	$1,061.94	$3.71	$1,000.00	$1,021.40	$3.64	0.72%
Blue Chip Growth#@	$1,000.00	$1,090.18	$4.44	$1,000.00	$1,020.75	$4.29	0.85%
Broad Cap Value Income#@	$1,000.00	$1,038.44	$4.33	$1,000.00	$1,020.75	$4.29	0.85%
Capital Conservation	$1,000.00	$1,049.79	$3.38	$1,000.00	$1,021.70	$3.34	0.66%
Core Equity#@	$1,000.00	$1,038.04	$4.08	$1,000.00	$1,021.00	$4.04	0.80%
Dividend Value#	$1,000.00	$1,048.90	$4.20	$1,000.00	$1,020.90	$4.14	0.82%
Emerging Economies	$1,000.00	$964.46	$5.16	$1,000.00	$1,019.75	$5.30	1.05%
Foreign Value@	$1,000.00	$904.13	$3.95	$1,000.00	$1,020.85	$4.19	0.83%
Global Real Estate@	$1,000.00	$1,083.09	$4.74	$1,000.00	$1,020.45	$4.60	0.91%
Global Social Awareness@	$1,000.00	$1,002.24	$3.40	$1,000.00	$1,021.60	$3.44	0.68%
Global Strategy@	$1,000.00	$988.88	$3.33	$1,000.00	$1,021.65	$3.39	0.67%
Government Securities#	$1,000.00	$1,036.67	$3.46	$1,000.00	$1,021.60	$3.44	0.68%
Growth#	$1,000.00	$1,065.98	$4.18	$1,000.00	$1,020.95	$4.09	0.81%
Growth & Income#@	$1,000.00	$1,049.31	$4.35	$1,000.00	$1,020.75	$4.29	0.85%
Health Sciences@	$1,000.00	$1,169.79	$6.29	$1,000.00	$1,019.20	$5.86	1.16%
Inflation Protected	$1,000.00	$1,047.33	$3.12	$1,000.00	$1,021.95	$3.08	0.61%
International Equities	$1,000.00	$940.91	$2.72	$1,000.00	$1,022.20	$2.83	0.56%
International Government Bond	$1,000.00	$1,026.98	$3.34	$1,000.00	$1,021.70	$3.34	0.66%
International Growth#@	$1,000.00	$974.41	$4.99	$1,000.00	$1,019.95	$5.10	1.01%
Large Cap Core#	$1,000.00	$1,064.48	$4.39	$1,000.00	$1,020.75	$4.29	0.85%
Large Capital Growth@	$1,000.00	$1,044.00	$3.99	$1,000.00	$1,021.10	$3.94	0.78%
Mid Cap Index	$1,000.00	$1,053.03	$1.95	$1,000.00	$1,023.10	$1.92	0.38%
Mid Cap Strategic Growth#@	$1,000.00	$1,004.57	$4.26	$1,000.00	$1,020.75	$4.29	0.85%
Money Market I#	$1,000.00	$1,000.05	$1.00	$1,000.00	$1,024.00	$1.01	0.20%
Nasdaq-100® Index#	$1,000.00	$1,103.35	$2.79	$1,000.00	$1,022.35	$2.68	0.53%
Science & Technology@	$1,000.00	$1,016.04	$5.09	$1,000.00	$1,019.95	$5.10	1.01%
Small Cap Aggressive Growth#	$1,000.00	$1,026.66	$5.02	$1,000.00	$1,020.05	$5.00	0.99%
Small Cap#@	$1,000.00	$1,038.56	$4.74	$1,000.00	$1,020.35	$4.70	0.93%
Small Cap Index	$1,000.00	$1,038.56	$2.24	$1,000.00	$1,022.80	$2.23	0.44%
Small Cap Special Values#@	$1,000.00	$1,041.77	$4.59	$1,000.00	$1,020.50	$4.55	0.90%
Small-Mid Growth#@	$1,000.00	$1,026.24	$5.07	$1,000.00	$1,020.00	$5.05	1.00%
Stock Index	$1,000.00	$1,060.25	$1.91	$1,000.00	$1,023.15	$1.87	0.37%
Value#@	$1,000.00	$1,054.59	$4.37	$1,000.00	$1,020.75	$4.29	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 366 days. These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Period May 31, 2012” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund	Beginning Account Value at December 1, 2011	Ending Account Value Using Actual Return at May 31, 2012*	Expenses Paid During the Six Months Ended May 31, 2012*	Beginning Account Value at December 1, 2011	Ending Account Value Using a Hypothetical 5% Assumed Return at May 31, 2012	Expenses Paid During the Six Months Ended May 31, 2012*	Expense Ratio as of May 31, 2012*
Asset Allocation	$1,000.00	$1,061.94	$3.71	$1,000.00	$1,021.40	$3.64	0.72%
Blue Chip Growth#	$1,000.00	$1,090.18	$4.44	$1,000.00	$1,020.75	$4.29	0.85%
Broad Cap Value Income#	$1,000.00	$1,038.44	$4.33	$1,000.00	$1,020.75	$4.29	0.85%
Core Equity#	$1,000.00	$1,038.04	$4.08	$1,000.00	$1,021.00	$4.04	0.80%
Foreign Value	$1,000.00	$904.13	$3.95	$1,000.00	$1,020.85	$4.19	0.83%
Global Real Estate	$1,000.00	$1,083.09	$4.74	$1,000.00	$1,020.45	$4.60	0.91%
Global Social Awareness	$1,000.00	$1,002.24	$3.35	$1,000.00	$1,021.65	$3.39	0.67%
Global Strategy	$1,000.00	$988.88	$3.33	$1,000.00	$1,021.65	$3.39	0.67%
Growth & Income#	$1,000.00	$1,049.31	$4.30	$1,000.00	$1,020.80	$4.24	0.84%
Health Sciences	$1,000.00	$1,169.79	$6.29	$1,000.00	$1,019.20	$5.86	1.16%
International Growth#	$1,000.00	$974.41	$4.99	$1,000.00	$1,019.95	$5.10	1.01%
Large Capital Growth	$1,000.00	$1,044.00	$3.93	$1,000.00	$1,021.15	$3.89	0.77%
Mid Cap Strategic Growth#	$1,000.00	$1,004.57	$4.21	$1,000.00	$1,020.80	$4.24	0.84%
Science & Technology	$1,000.00	$1,016.04	$5.04	$1,000.00	$1,020.00	$5.05	1.00%
Small Cap#	$1,000.00	$1,038.56	$4.69	$1,000.00	$1,020.40	$4.65	0.92%
Small Cap Special Values#	$1,000.00	$1,041.77	$4.54	$1,000.00	$1,020.55	$4.50	0.89%
Small-Mid Growth#	$1,000.00	$1,026.24	$5.01	$1,000.00	$1,020.05	$5.00	0.99%
Value#	$1,000.00	$1,054.59	$4.37	$1,000.00	$1,020.75	$4.29	0.85%

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Exchange-Traded Funds	7.3%
Federal Home Loan Mtg. Corp.	6.8
Federal National Mtg. Assoc.	6.5
Time Deposits	6.2
United States Treasury Notes	5.2
Diversified Financial Services	4.0
Oil Companies — Integrated	4.0
Medical — Drugs	3.0
Computers	2.5
Diversified Banking Institutions	2.5
Banks — Super Regional	2.4
Food — Misc./Diversified	2.0
Electric — Integrated	1.9
Telephone — Integrated	1.7
Computer Services	1.6
Diversified Manufacturing Operations	1.6
Oil Companies — Exploration & Production	1.5
Real Estate Investment Trusts	1.5
Aerospace/Defense	1.3
Tobacco	1.2
Banks — Commercial	1.1
Retail — Building Products	1.1
Medical — HMO	0.9
Applications Software	0.8
Transport — Rail	0.8
Semiconductor Components — Integrated Circuits	0.8
Beverages — Non-alcoholic	0.7
Enterprise Software/Service	0.7
Medical Products	0.7
Investment Management/Advisor Services	0.7
Insurance — Multi-line	0.7
Retail — Restaurants	0.6
Multimedia	0.6
Food — Confectionery	0.6
Advertising Agencies	0.6
Cable/Satellite TV	0.6
Medical — Biomedical/Gene	0.6
Commercial Services — Finance	0.6
Aerospace/Defense — Equipment	0.6
Pharmacy Services	0.5
Pipelines	0.5
Retail — Discount	0.5
Chemicals — Diversified	0.5
Engineering/R&D Services	0.5
Electronic Components — Semiconductors	0.5
United States Treasury Bonds	0.4
Banks — Fiduciary	0.4
Computers — Memory Devices	0.4
Insurance — Life/Health	0.4
Web Portals/ISP	0.4
Insurance — Property/Casualty	0.4
Finance — Other Services	0.4
E-Commerce/Services	0.4
Special Purpose Entities	0.4
Retail — Drug Store	0.4
Electric — Generation	0.3
Agricultural Chemicals	0.3
Medical — Wholesale Drug Distribution	0.3
Chemicals — Specialty	0.3
Brewery	0.3
Oil — Field Services	0.3
Oil & Gas Drilling	0.3
Instruments — Scientific	0.3
Retail — Regional Department Stores	0.3
Cosmetics & Toiletries	0.3
Insurance — Reinsurance	0.3
Paper & Related Products	0.3
Software Tools	0.3
Electric Products — Misc.	0.3
Metal — Copper	0.3
U.S. Government Treasuries	0.3

Finance — Investment Banker/Broker	0.3
Medical Instruments	0.3
Non — Hazardous Waste Disposal	0.3
Food — Retail	0.2
Networking Products	0.2
Consumer Products — Misc.	0.2
Oil Field Machinery & Equipment	0.2
Semiconductor Equipment	0.2
Electronic Components — Misc.	0.2
Food — Meat Products	0.2
Gas — Distribution	0.2
Trucking/Leasing	0.2
Schools	0.2
Insurance — Mutual	0.2
Telecom Services	0.2
Banks — Money Center	0.2
Finance — Auto Loans	0.2
Engines — Internal Combustion	0.2
Transport — Services	0.2
Apparel Manufacturers	0.2
Retail — Apparel/Shoe	0.2
Cellular Telecom	0.2
Broadcast Services/Program	0.2
Savings & Loans/Thrifts	0.2
Casino Hotels	0.2
Commercial Services	0.1
Internet Security	0.1
Municipal Bonds	0.1
Machinery — Construction & Mining	0.1
Containers — Metal/Glass	0.1
Finance — Consumer Loans	0.1
Auto — Cars/Light Trucks	0.1
Auto/Truck Parts & Equipment — Original	0.1
Data Processing/Management	0.1
Publishing — Newspapers	0.1
Retail — Auto Parts	0.1
Office Automation & Equipment	0.1
Electric — Transmission	0.1
Distribution/Wholesale	0.1
Steel — Producers	0.1
Sovereign	0.1
Food — Dairy Products	0.1
Finance — Leasing Companies	0.1
Telecom Equipment — Fiber Optics	0.1
Agricultural Operations	0.1
Independent Power Producers	0.1
Regional Authority	0.1
Government National Mtg. Assoc.	0.1
Footwear & Related Apparel	0.1
Consulting Services	0.1
Finance — Commercial	0.1
Retail — Major Department Stores	0.1
Diversified Minerals	0.1
Computer Aided Design	0.1
Financial Guarantee Insurance	0.1
Retail — Bedding	0.1
Medical — Hospitals	0.1
Machinery — General Industrial	0.1
Transport — Truck	0.1
Publishing — Books	0.1
Insurance Brokers	0.1
Television	0.1
Computers — Integrated Systems	0.1
Beverages — Wine/Spirits	0.1
Metal Processors & Fabrication	0.1
Printing — Commercial	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 48.1%
Advanced Materials — 0.0%
Ceradyne, Inc.	358	$9,018
STR Holdings, Inc.†	605	2,311

		11,329

Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.	2,142	22,255
Omnicom Group, Inc.	10,992	524,099

		546,354

Aerospace/Defense — 1.2%
Aerovironment, Inc.†	266	5,927
Boeing Co.	15,217	1,059,255
Cubic Corp.	235	10,199
General Dynamics Corp.	1,484	94,991
Lockheed Martin Corp.	2,979	246,661
National Presto Industries, Inc.	69	4,627
Northrop Grumman Corp.	3,217	188,999
Raytheon Co.	1,531	77,040
Teledyne Technologies, Inc.†	542	32,292

		1,719,991

Aerospace/Defense - Equipment — 0.4%
AAR Corp.	595	7,170
Curtiss - Wright Corp.	696	21,152
GenCorp, Inc.†	855	5,233
Kaman Corp.	380	11,115
Moog, Inc., Class A†	668	25,397
Orbital Sciences Corp.†	876	9,802
United Technologies Corp.	5,781	428,430

		508,299

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	2,503	427,913
Monsanto Co.	785	60,602

		488,515

Agricultural Operations — 0.0%
Andersons, Inc.	276	12,020

Airlines — 0.0%
Allegiant Travel Co.†	220	14,267
SkyWest, Inc.	764	5,386

		19,653

Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	845	11,298
Darling International, Inc.†	1,745	24,447

		35,745

Apparel Manufacturers — 0.2%
Coach, Inc.	1,806	121,814
Maidenform Brands, Inc.†	340	6,562
Oxford Industries, Inc.	200	9,210
Quiksilver, Inc.†	1,784	4,906
Ralph Lauren Corp.	381	56,693
True Religion Apparel, Inc.	381	11,175

		210,360

Applications Software — 0.8%
Ebix, Inc.	464	8,074
EPIQ Systems, Inc.	463	5,107
Intuit, Inc.	1,070	60,166
Microsoft Corp.	38,497	1,123,727
Progress Software Corp.†	916	17,606

		1,214,680

Security Description	Shares	Value (Note 2)

Athletic Footwear — 0.0%
K - Swiss, Inc., Class A†	391	$1,169

Audio/Video Products — 0.0%
DTS, Inc.†	248	6,852
Universal Electronics, Inc.†	218	2,856
VOXX International Corp.†	272	2,682

		12,390

Auto Repair Centers — 0.0%
Monro Muffler Brake, Inc.	459	15,510

Auto/Truck Parts & Equipment - Original — 0.1%
BorgWarner, Inc.†	2,247	161,222
Spartan Motors, Inc.	478	2,151
Superior Industries International, Inc.	346	5,810

		169,183

Auto/Truck Parts & Equipment - Replacement — 0.0%
Standard Motor Products, Inc.	289	3,904

Banks - Commercial — 0.3%
Bank of the Ozarks, Inc.	424	12,313
BBCN Bancorp, Inc.†	1,127	12,160
City Holding Co.	224	7,208
Columbia Banking System, Inc.	577	10,455
Community Bank System, Inc.	577	15,354
CVB Financial Corp.	1,295	14,103
First BanCorp†	292	1,066
First Commonwealth Financial Corp.	1,513	9,487
First Financial Bancorp	849	13,041
First Financial Bankshares, Inc.	469	15,036
First Midwest Bancorp, Inc.	1,082	10,917
FNB Corp.	2,076	22,047
Glacier Bancorp, Inc.	1,072	15,383
Hanmi Financial Corp.†	458	4,301
Home Bancshares, Inc.	333	9,367
Independent Bank Corp.	319	8,623
National Penn Bancshares, Inc.	1,832	16,323
NBT Bancorp, Inc.	496	9,856
Old National Bancorp	1,412	16,365
PacWest Bancorp	500	11,405
Pinnacle Financial Partners, Inc.†	499	8,513
PrivateBancorp, Inc.	888	13,080
S&T Bancorp, Inc.	405	6,954
Simmons First National Corp., Class A	256	6,088
Sterling Bancorp	442	4,022
Susquehanna Bancshares, Inc.	2,783	26,800
Texas Capital Bancshares, Inc.†	548	21,252
Tompkins Financial Corp.	128	4,686
Trustco Bank Corp.	1,391	7,205
UMB Financial Corp.	482	23,507
Umpqua Holdings Corp.	1,652	21,195
United Bankshares, Inc.	673	17,242
United Community Banks, Inc.†	265	2,181
Wilshire Bancorp, Inc.†	883	4,424
Wintrust Financial Corp.	536	18,229

		420,188

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp.	15,380	313,137
Boston Private Financial Holdings, Inc.	1,125	10,147

		323,284

Banks - Super Regional — 1.7%
Capital One Financial Corp.	11,471	589,265
Comerica, Inc.	1,211	36,839
Fifth Third Bancorp	5,327	71,115

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Super Regional (continued)
US Bancorp	10,738	$334,059
Wells Fargo & Co.	44,670	1,431,674

		2,462,952

Batteries/Battery Systems — 0.0%
EnerSys†	705	23,251

Beverages - Non-alcoholic — 0.7%
Coca - Cola Co.	5,025	375,518
Coca - Cola Enterprises, Inc.	5,030	137,621
Dr Pepper Snapple Group, Inc.	3,626	149,609
Monster Beverage Corp.†	3,396	246,549
PepsiCo, Inc.	2,047	138,889

		1,048,186

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A†	3,220	62,114

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	125	13,106

Broadcast Services/Program — 0.1%
Digital Generation, Inc.†	396	3,766
Discovery Communications, Inc., Class A†	2,275	113,977

		117,743

Building & Construction Products - Misc. — 0.0%
Drew Industries, Inc.†	277	7,354
Gibraltar Industries, Inc.†	440	4,497
NCI Building Systems, Inc.†	287	2,790
Quanex Building Products Corp.	532	8,783
Simpson Manufacturing Co., Inc.	603	16,757

		40,181

Building & Construction - Misc. — 0.0%
Aegion Corp.†	574	9,052
Dycom Industries, Inc.†	490	9,594

		18,646

Building Products - Air & Heating — 0.0%
AAON, Inc.	279	5,228
Comfort Systems USA, Inc.	556	5,049

		10,277

Building Products - Cement — 0.0%
Eagle Materials, Inc.	669	21,475
Headwaters, Inc.†	878	4,047
Texas Industries, Inc.	416	13,312

		38,834

Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	409	6,045
Griffon Corp.	695	5,567

		11,612

Building Products - Wood — 0.0%
Masco Corp.	1,032	13,075
Universal Forest Products, Inc.	283	10,655

		23,730

Building - Heavy Construction — 0.0%
Orion Marine Group, Inc.†	389	2,599

Building - Maintance & Services — 0.0%
ABM Industries, Inc.	714	15,330

Building - Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.†	430	3,853

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.0%
M/I Homes, Inc.†	269	$4,041
Meritage Homes Corp.†	416	12,484
Ryland Group, Inc.	662	14,802
Standard Pacific Corp.†	1,437	7,415

		38,742

Cable/Satellite TV — 0.3%
Cablevision Systems Corp., Class A	2,292	26,221
Comcast Corp., Class A	11,477	331,800
Time Warner Cable, Inc.	1,115	84,071

		442,092

Casino Hotels — 0.1%
Boyd Gaming Corp.†	815	6,210
Monarch Casino & Resort, Inc.†	164	1,520
Wynn Resorts, Ltd.	983	101,289

		109,019

Casino Services — 0.0%
Multimedia Games Holding Co, Inc.†	385	4,855
Shuffle Master, Inc.†	812	12,878

		17,733

Cellular Telecom — 0.1%
Sprint Nextel Corp.†	38,855	99,857

Chemicals - Diversified — 0.5%
Air Products & Chemicals, Inc.	268	21,183
Dow Chemical Co.	6,871	213,413
E.I. du Pont de Nemours & Co.	3,820	184,353
Innophos Holdings, Inc.	319	16,103
PPG Industries, Inc.	2,306	238,533

		673,585

Chemicals - Other — 0.0%
American Vanguard Corp.	347	9,352

Chemicals - Plastics — 0.0%
A. Schulman, Inc.	434	9,275
PolyOne Corp.	1,313	17,371

		26,646

Chemicals - Specialty — 0.1%
Balchem Corp.	432	12,545
Eastman Chemical Co.	1,271	59,178
H.B. Fuller Co.	718	21,827
Hawkins, Inc.	124	4,093
Kraton Performance Polymers, Inc.†	470	8,982
OM Group, Inc.†	482	8,777
Quaker Chemical Corp.	192	8,024
Stepan Co.	119	10,755
Zep, Inc.	323	4,529

		138,710

Circuit Boards — 0.0%
Park Electrochemical Corp.	309	7,249
TTM Technologies, Inc.†	739	6,829

		14,078

Coal — 0.0%
Cloud Peak Energy, Inc.†	901	13,947
SunCoke Energy, Inc.†	1,037	14,560

		28,507

Coffee — 0.0%
Peet’s Coffee & Tea, Inc.†	193	11,499

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services — 0.1%
Arbitron, Inc.	398	$13,309
Healthcare Services Group, Inc.	995	19,452
Iron Mountain, Inc.	4,957	140,531
Live Nation Entertainment, Inc.†	2,150	20,103
Medifast, Inc.†	202	3,648
TeleTech Holdings, Inc.†	368	5,483

		202,526

Commercial Services - Finance — 0.6%
Cardtronics, Inc.†	654	18,325
Equifax, Inc.	1,554	70,194
Heartland Payment Systems, Inc.	575	16,779
Mastercard, Inc., Class A	656	266,671
Total System Services, Inc.	2,466	57,384
Visa, Inc., Class A	3,127	360,230

		789,583

Communications Software — 0.0%
Digi International, Inc.†	365	3,300

Computer Aided Design — 0.1%
Autodesk, Inc.†	2,663	85,269

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	520	7,124

Computer Services — 1.4%
Accenture PLC, Class A	265	15,131
CACI International, Inc., Class A†	394	16,863
CIBER, Inc.†	1,038	3,716
Computer Sciences Corp.	2,229	59,381
iGATE Corp.†	428	7,015
Insight Enterprises, Inc.†	653	9,723
International Business Machines Corp.	9,721	1,875,181
j2 Global, Inc.	707	17,102
LivePerson, Inc.†	707	12,203
Manhattan Associates, Inc.†	305	14,487
SYKES Enterprises, Inc.†	572	8,609
Virtusa Corp.†	268	3,921

		2,043,332

Computer Software — 0.0%
Avid Technology, Inc.†	425	3,035
Blackbaud, Inc.	664	17,164

		20,199

Computers — 2.4%
Apple, Inc.†	6,078	3,511,443
Dell, Inc.†	908	11,196

		3,522,639

Computers - Integrated Systems — 0.1%
3D Systems Corp.†	488	14,835
Agilysys, Inc.†	222	1,616
Mercury Computer Systems, Inc.†	445	5,273
MTS Systems Corp.	234	9,047
NCI, Inc., Class A†	110	470
Netscout Systems, Inc.†	520	10,426
Radisys Corp.†	332	1,939
Stratasys, Inc.†	316	15,016
Super Micro Computer, Inc.†	410	6,535

		65,157

Computers - Memory Devices — 0.4%
EMC Corp.†	24,280	579,078
Western Digital Corp.†	692	21,722

		600,800

Security Description	Shares	Value (Note 2)

Computers - Periphery Equipment — 0.0%
Synaptics, Inc.†	487	$13,061

Consulting Services — 0.1%
Forrester Research, Inc.	214	6,908
MAXIMUS, Inc.	498	22,664
Navigant Consulting, Inc.†	779	9,325
SAIC, Inc.	5,601	62,227

		101,124

Consumer Products - Misc. — 0.2%
American Greetings Corp., Class A	518	7,267
Blyth, Inc.	75	5,604
Central Garden and Pet Co., Class A†	639	5,892
Clorox Co.	2,829	194,635
Helen of Troy, Ltd.†	471	14,827
Kimberly - Clark Corp.	251	19,917
Prestige Brands Holdings, Inc.†	731	10,037
WD - 40 Co.	239	11,180

		269,359

Containers - Metal/Glass — 0.1%
Ball Corp.	4,227	168,953
Owens - Illinois, Inc.†	618	12,076

		181,029

Cosmetics & Toiletries — 0.3%
Colgate - Palmolive Co.	1,563	153,643
Estee Lauder Cos., Inc., Class A	1,754	94,979
Inter Parfums, Inc.	241	3,784
Procter & Gamble Co.	2,988	186,122

		438,528

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	647	30,325
CSG Systems International, Inc.†	502	8,283
Fidelity National Information Services, Inc.	382	12,522
Fiserv, Inc.†	823	55,495

		106,625

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	200	5,160

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	1,019	31,823

Diagnostic Equipment — 0.0%
Affymetrix, Inc.†	1,022	4,844

Diagnostic Kits — 0.0%
Meridian Bioscience, Inc.	599	11,345

Direct Marketing — 0.0%
Harte - Hanks, Inc.	634	5,351

Disposable Medical Products — 0.0%
ICU Medical, Inc.†	181	9,312
Merit Medical Systems, Inc.†	625	8,125

		17,437

Distribution/Wholesale — 0.1%
Brightpoint, Inc.†	989	4,816
Genuine Parts Co.	963	60,669
MWI Veterinary Supply, Inc.†	190	17,660
Pool Corp.	710	26,249
ScanSource, Inc.†	405	12,138
United Stationers, Inc.	623	15,731

		137,263

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Banking Institutions — 1.3%
Bank of America Corp.	56,542	$415,584
Citigroup, Inc.	9,230	244,687
JPMorgan Chase & Co.	29,920	991,848
Morgan Stanley	17,984	240,266

		1,892,385

Diversified Manufacturing Operations — 1.3%
3M Co.	2,328	196,507
A.O. Smith Corp.	570	26,311
Actuant Corp., Class A	1,006	26,327
AZZ, Inc.	184	9,868
Barnes Group, Inc.	690	16,056
Dover Corp.	11,574	654,625
EnPro Industries, Inc.†	310	11,941
Federal Signal Corp.†	908	4,522
General Electric Co.	29,030	554,183
Koppers Holdings, Inc.	299	10,498
Leggett & Platt, Inc.	5,385	111,954
LSB Industries, Inc.†	266	7,400
Lydall, Inc.†	244	3,038
Parker Hannifin Corp.	2,241	183,179
Standex International Corp.	182	7,406
Tredegar Corp.	334	4,526

		1,828,341

Diversified Minerals — 0.0%
AMCOL International Corp.	361	10,137

Diversified Operations/Commercial Services — 0.0%
Chemed Corp.	283	15,721
Viad Corp.	298	5,277

		20,998

E - Commerce/Products — 0.0%
Blue Nile, Inc.†	202	6,523
Nutrisystem, Inc.	419	4,295
Stamps.com, Inc.†	204	5,010

		15,828

E - Commerce/Services — 0.4%
Expedia, Inc.	4,020	184,478
OpenTable, Inc.†	333	13,227
priceline.com, Inc.†	510	319,000
United Online, Inc.	1,287	5,083

		521,788

E - Marketing/Info — 0.0%
comScore, Inc.†	492	8,930
Digital River, Inc.†	525	7,665
Liquidity Services, Inc.†	346	22,106

		38,701

E - Services/Consulting — 0.0%
Perficient, Inc.†	437	4,951
Websense, Inc.†	557	10,349

		15,300

Electric Products - Misc. — 0.3%
Emerson Electric Co.	4,459	208,548
Littelfuse, Inc.	321	18,470
Molex, Inc.	5,677	130,968

		357,986

Electric - Generation — 0.2%
AES Corp.†	26,706	322,876

Security Description	Shares	Value (Note 2)

Electric - Integrated — 1.1%
ALLETE, Inc.	483	$18,861
American Electric Power Co., Inc.	393	15,134
Avista Corp.	868	22,056
Central Vermont Public Service Corp.	200	7,022
CH Energy Group, Inc.	221	14,504
CMS Energy Corp.	5,692	132,624
El Paso Electric Co.	590	18,107
Exelon Corp.	16,109	595,711
Integrys Energy Group, Inc.	1,697	91,808
NextEra Energy, Inc.	5,716	373,483
NorthWestern Corp.	541	19,211
Public Service Enterprise Group, Inc.	6,731	209,940
UIL Holdings Corp.	752	25,425
UNS Energy Corp.	595	22,307

		1,566,193

Electronic Components - Misc. — 0.2%
Bel Fuse, Inc., Class B	147	2,393
Benchmark Electronics, Inc.†	853	11,550
CTS Corp.	500	4,690
Daktronics, Inc.	517	3,386
Jabil Circuit, Inc.	3,094	59,188
Methode Electronics, Inc.	532	3,995
OSI Systems, Inc.†	293	18,699
Plexus Corp.†	517	14,476
Pulse Electronics Corp.	602	1,180
Rogers Corp.†	241	9,715
TE Connectivity, Ltd.	3,363	105,666

		234,938

Electronic Components - Semiconductors — 0.4%
Ceva, Inc.†	351	6,100
Diodes, Inc.†	539	10,548
DSP Group, Inc.†	317	1,987
Entropic Communications, Inc.†	1,247	5,013
GT Advanced Technologies, Inc.†	1,785	7,497
Intel Corp.	14,274	368,840
Kopin Corp.†	935	2,870
Microsemi Corp.†	1,295	22,870
Monolithic Power Systems, Inc.†	425	7,986
NVIDIA Corp.†	5,832	72,492
Rubicon Technology, Inc.†	238	2,099
Supertex, Inc.†	191	3,551
Volterra Semiconductor Corp.†	370	10,279

		522,132

Electronic Measurement Instruments — 0.0%
Analogic Corp.	184	12,133
Badger Meter, Inc.	225	8,125
ESCO Technologies, Inc.	398	13,890
FARO Technologies, Inc.†	248	11,440
Measurement Specialties, Inc.†	224	7,318

		52,906

Electronic Security Devices — 0.0%
American Science & Engineering, Inc.	134	6,492

Electronics - Military — 0.0%
L - 3 Communications Holdings, Inc.	245	16,707

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.	994	27,186
Exponent, Inc.†	197	9,302
Foster Wheeler AG†	26,017	465,444

		501,932

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engines - Internal Combustion — 0.2%
Briggs & Stratton Corp.	734	$12,405
Cummins, Inc.	2,280	221,046

		233,451

Enterprise Software/Service — 0.7%
CA, Inc.	4,068	101,171
JDA Software Group, Inc.†	634	17,549
MicroStrategy, Inc., Class A†	120	14,638
Omnicell, Inc.†	484	6,335
Opnet Technologies, Inc.	213	5,319
Oracle Corp.	31,517	834,255
SYNNEX Corp.†	383	12,773
Tyler Technologies, Inc.†	363	13,540

		1,005,580

Entertainment Software — 0.0%
Take - Two Interactive Software, Inc.†	1,323	15,241

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	932	23,291

Finance - Consumer Loans — 0.1%
Encore Capital Group, Inc.†	325	7,878
Portfolio Recovery Associates, Inc.†	255	17,623
SLM Corp.	9,765	136,417
World Acceptance Corp.†	216	14,783

		176,701

Finance - Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	5,509	46,772
Interactive Brokers Group, Inc., Class A	559	7,971
Investment Technology Group, Inc.†	605	5,735
Piper Jaffray Cos.†	227	4,974
Stifel Financial Corp.†	801	25,464
SWS Group, Inc.	419	2,409

		93,325

Finance - Other Services — 0.3%
Higher One Holdings, Inc.†	454	5,770
IntercontinentalExchange, Inc.†	1,740	213,063
NASDAQ OMX Group, Inc.†	1,032	22,580
NYSE Euronext	6,934	168,566

		409,979

Firearms & Ammunition — 0.0%
Sturm Ruger & Co., Inc.	281	10,951

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	139	3,029
TreeHouse Foods, Inc.†	535	30,500

		33,529

Food - Confectionery — 0.6%
Hershey Co.	13,328	891,110

Food - Dairy Products — 0.1%
Dean Foods Co.†	8,146	127,403

Food - Meat Products — 0.2%
Hormel Foods Corp.	9,634	288,153

Food - Misc./Diversified — 1.7%
B&G Foods, Inc.	711	17,121
Cal - Maine Foods, Inc.	207	7,357
Campbell Soup Co.	7,366	233,502
ConAgra Foods, Inc.	9,055	227,733
Diamond Foods, Inc.	320	6,752
Hain Celestial Group, Inc.†	657	36,457
J&J Snack Foods Corp.	211	11,620
Kellogg Co.	19,739	962,868

Security Description	Shares	Value (Note 2)

Food - Misc./Diversified (continued)
Kraft Foods, Inc., Class A	25,205	$964,595
Snyders - Lance, Inc.	697	17,976

		2,485,981

Food - Retail — 0.2%
Kroger Co.	8,359	183,981
Safeway, Inc.	6,339	120,568
SUPERVALU, Inc.	7,636	34,515

		339,064

Food - Wholesale/Distribution — 0.0%
Calavo Growers, Inc.	187	5,122
Nash Finch Co.	181	3,730
Spartan Stores, Inc.	306	5,126
United Natural Foods, Inc.†	727	36,859

		50,837

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	1,345	22,744
Iconix Brand Group, Inc.†	1,071	16,044
Skechers U.S.A., Inc., Class A†	550	9,344
Steven Madden, Ltd.†	578	23,432
Wolverine World Wide, Inc.	711	30,225

		101,789

Forestry — 0.0%
Deltic Timber Corp.	161	8,953

Gambling (Non-Hotel) — 0.0%
International Game Technology	2,292	32,776
Pinnacle Entertainment, Inc.†	899	8,792

		41,568

Garden Products — 0.0%
Toro Co.	444	33,082

Gas - Distribution — 0.1%
Laclede Group, Inc.	326	12,424
New Jersey Resources Corp.	618	25,944
Northwest Natural Gas Co.	398	18,447
Piedmont Natural Gas Co., Inc.	1,076	32,625
South Jersey Industries, Inc.	449	21,736
Southwest Gas Corp.	684	28,714

		139,890

Gold Mining — 0.0%
Newmont Mining Corp.	1,021	48,150

Golf — 0.0%
Callaway Golf Co.	939	5,183

Health Care Cost Containment — 0.0%
Corvel Corp.†	91	4,043

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	374	8,419
La - Z - Boy, Inc.†	758	10,695
Select Comfort Corp.†	837	22,900

		42,014

Hotel/Motels — 0.0%
Marcus Corp.	317	4,226

Human Resources — 0.0%
AMN Healthcare Services, Inc.†	568	3,408
CDI Corp.	181	3,037
Cross Country Healthcare, Inc.†	454	2,061
Heidrick & Struggles International, Inc.	251	4,121
Insperity, Inc.	325	8,161
Kelly Services, Inc., Class A	415	4,851
On Assignment, Inc.†	623	10,379

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Human Resources (continued)
Resources Connection, Inc.	658	$7,896
TrueBlue, Inc.†	571	8,537

		52,451

Identification Systems — 0.0%
Brady Corp., Class A	781	21,431
Checkpoint Systems, Inc.†	587	4,584

		26,015

Industrial Automated/Robotic — 0.0%
Cognex Corp.	627	21,939
Intermec, Inc.†	739	4,367
iRobot Corp.†	403	8,536

		34,842

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	434	14,344

Instruments - Scientific — 0.3%
FEI Co.†	556	25,448
PerkinElmer, Inc.	15,921	423,499

		448,947

Insurance Brokers — 0.1%
eHealth, Inc.†	285	4,568
Marsh & McLennan Cos., Inc.	2,153	68,853

		73,421

Insurance - Life/Health — 0.3%
Aflac, Inc.	6,040	242,083
Presidential Life Corp.	308	2,714
Principal Financial Group, Inc.	2,155	52,927
Torchmark Corp.	2,405	112,217

		409,941

Insurance - Multi-line — 0.4%
ACE, Ltd.	2,585	186,973
Assurant, Inc.	3,098	103,411
Cincinnati Financial Corp.	2,415	87,133
Genworth Financial, Inc., Class A†	6,078	31,849
Horace Mann Educators Corp.	583	9,975
MetLife, Inc.	2,965	86,608
United Fire Group, Inc.	307	6,524

		512,473

Insurance - Property/Casualty — 0.4%
AMERISAFE, Inc.†	268	7,340
Employers Holdings, Inc.	491	8,298
Infinity Property & Casualty Corp.	181	9,712
Meadowbrook Insurance Group, Inc.	779	6,925
Navigators Group, Inc.†	166	8,043
ProAssurance Corp.	455	40,104
Progressive Corp.	18,331	398,333
RLI Corp.	248	16,527
Safety Insurance Group, Inc.	223	8,945
Selective Insurance Group, Inc.	808	13,655
Stewart Information Services Corp.	281	3,886
Tower Group, Inc.	579	11,366

		533,134

Insurance - Reinsurance — 0.3%
Berkshire Hathaway, Inc., Class B†	5,415	429,734

Internet Application Software — 0.0%
DealerTrack Holdings, Inc.†	618	16,872
eResearchTechnology, Inc.†	629	4,969

		21,841

Security Description	Shares	Value (Note 2)

Internet Connectivity Services — 0.0%
PC - Tel, Inc.	271	$1,656

Internet Content-Information/News — 0.0%
XO Group, Inc.†	430	3,797

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	450	46,566

Internet Security — 0.1%
Sourcefire, Inc.†	428	23,609
Symantec Corp.†	11,642	172,767
VASCO Data Security International, Inc.†	421	2,943

		199,319

Investment Companies — 0.0%
Prospect Capital Corp.	1,811	19,504

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	1,441	69,053
BlackRock, Inc.	1,943	331,864
Calamos Asset Management, Inc., Class A	289	3,144
Financial Engines, Inc.†	583	12,231
Legg Mason, Inc.	20,092	511,342
National Financial Partners Corp.†	595	7,914
Virtus Investment Partners, Inc.†	114	8,080

		943,628

Lasers - System/Components — 0.0%
Cymer, Inc.†	456	24,701
Electro Scientific Industries, Inc.	352	3,883
II - VI, Inc.†	813	15,366
Newport Corp.†	536	6,373
Rofin-Sinar Technologies, Inc.†	418	8,297

		58,620

Leisure Products — 0.0%
Brunswick Corp.	1,328	29,083

Linen Supply & Related Items — 0.0%
G&K Services, Inc., Class A	275	8,025
UniFirst Corp.	228	13,046

		21,071

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.†	289	7,933
Caterpillar, Inc.	2,008	175,941

		183,874

Machinery - Electrical — 0.0%
Franklin Electric Co., Inc.	280	13,698

Machinery - Farming — 0.0%
Lindsay Corp.	189	10,518

Machinery - General Industrial — 0.1%
Albany International Corp., Class A	410	7,478
Applied Industrial Technologies, Inc.	626	23,606
Intevac, Inc.†	334	2,522
Robbins & Myers, Inc.	672	30,637
Tennant Co.	278	11,732

		75,975

Machinery - Material Handling — 0.0%
Cascade Corp.	125	6,245

Medical Information Systems — 0.0%
Computer Programs & Systems, Inc.	160	8,704
Medidata Solutions, Inc.†	327	9,241
Quality Systems, Inc.	588	16,823

		34,768

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.2%
Abaxis, Inc.†	320	$10,477
CONMED Corp.	410	10,984
CryoLife, Inc.†	406	1,876
Integra LifeSciences Holdings Corp.†	301	10,689
Intuitive Surgical, Inc.†	157	82,127
Kensey Nash Corp.	111	4,268
Natus Medical, Inc.†	424	4,749
NuVasive, Inc.†	611	12,073
St. Jude Medical, Inc.	3,001	115,298
SurModics, Inc.†	210	2,925
Symmetry Medical, Inc.†	533	4,125

		259,591

Medical Labs & Testing Services — 0.0%
Bio-Reference Labs, Inc.†	356	6,846

Medical Laser Systems — 0.0%
Palomar Medical Technologies, Inc.†	268	2,230

Medical Products — 0.6%
Baxter International, Inc.	6,922	350,392
Cantel Medical Corp.	292	6,383
Cyberonics, Inc.†	371	14,302
Greatbatch, Inc.†	340	7,058
Haemonetics Corp.†	372	25,932
Hanger Orthopedic Group, Inc.†	487	10,505
Invacare Corp.	469	6,984
PSS World Medical, Inc.†	757	15,314
West Pharmaceutical Services, Inc.	503	24,043
Zimmer Holdings, Inc.	6,235	378,153

		839,066

Medical - Biomedical/Gene — 0.4%
Arqule, Inc.†	878	5,215
Biogen Idec, Inc.†	1,283	167,752
Cambrex Corp.†	424	3,049
Celgene Corp.†	4,638	316,543
Cubist Pharmaceuticals, Inc.†	930	37,312
Emergent Biosolutions, Inc.†	357	5,148
Enzo Biochem, Inc.†	491	894
Medicines Co.†	802	17,628
Momenta Pharmaceuticals, Inc.†	652	8,991
Spectrum Pharmaceuticals, Inc.†	745	8,634

		571,166

Medical - Drugs — 2.8%
Abbott Laboratories	9,199	568,406
Akorn, Inc.†	995	13,582
Bristol - Myers Squibb Co.	14,371	479,129
Eli Lilly & Co.	35,851	1,468,098
Forest Laboratories, Inc.†	1,517	53,095
Hi - Tech Pharmacal Co., Inc.†	148	4,276
Johnson & Johnson	6,053	377,889
Merck & Co., Inc.	6,193	232,733
Pfizer, Inc.	32,334	707,145
PharMerica Corp.†	422	4,190
Salix Pharmaceuticals, Ltd.†	881	45,645
Savient Pharmaceuticals, Inc.†	1,032	747
ViroPharma, Inc.†	1,051	21,167

		3,976,102

Medical - Generic Drugs — 0.0%
Par Pharmaceutical Cos., Inc.†	535	19,174

Medical - HMO — 0.7%
Aetna, Inc.	3,140	128,395
Centene Corp.†	751	27,141

Security Description	Shares	Value (Note 2)

Medical - HMO (continued)
Cigna Corp.	1,038	$45,579
Humana, Inc.	4,570	349,102
Magellan Health Services, Inc.†	402	16,952
Molina Healthcare, Inc.†	412	10,510
UnitedHealth Group, Inc.	5,189	289,390
WellPoint, Inc.	1,966	132,489

		999,558

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	236	5,995
Kindred Healthcare, Inc.†	753	6,227

		12,222

Medical - Outpatient/Home Medical — 0.0%
Air Methods Corp.†	169	15,404
Almost Family, Inc.†	124	2,757
Amedisys, Inc.†	427	4,684
Amsurg Corp.†	467	12,758
Gentiva Health Services, Inc.†	442	2,480
LHC Group, Inc.†	232	3,886

		41,969

Medical - Wholesale Drug Distribution — 0.3%
Cardinal Health, Inc.	6,370	263,591
McKesson Corp.	2,411	210,432

		474,023

Metal Processors & Fabrication — 0.1%
CIRCOR International, Inc.	257	8,273
Haynes International, Inc.	176	8,976
Kaydon Corp.	475	10,597
Mueller Industries, Inc.	570	24,213
RTI International Metals, Inc.†	439	9,215

		61,274

Metal Products - Distribution — 0.0%
A.M. Castle & Co.†	239	2,622
Lawson Products, Inc.	52	510
Olympic Steel, Inc.	139	2,305

		5,437

Metal - Aluminum — 0.0%
Century Aluminum Co.†	827	5,855
Kaiser Aluminum Corp.	236	11,326

		17,181

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	11,129	356,573

Miscellaneous Manufacturing — 0.0%
Hillenbrand, Inc.	932	17,494
John Bean Technologies Corp.	422	5,878
Movado Group, Inc.	257	7,119

		30,491

Motorcycle/Motor Scooter — 0.0%
Harley - Davidson, Inc.	814	39,219

Multimedia — 0.5%
EW Scripps Co., Class A†	451	4,055
News Corp., Class A	4,779	91,757
Time Warner, Inc.	3,584	123,540
Viacom, Inc., Class B	6,197	295,783
Walt Disney Co.	3,564	162,910

		678,045

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Networking Products — 0.2%
Anixter International, Inc.	413	$23,751
Black Box Corp.	257	5,752
Cisco Systems, Inc.	16,818	274,638
LogMeIn, Inc.†	315	10,096
NETGEAR, Inc.†	560	17,578

		331,815

Non - Ferrous Metals — 0.0%
Globe Specialty Metals, Inc.	919	10,771
Materion Corp.	295	6,516

		17,287

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	3,323	87,594

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	4,606	62,826
Xerox Corp.	11,600	83,752

		146,578

Office Furnishings - Original — 0.0%
Interface, Inc.	831	10,545

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	1,408	81,918
Helmerich & Payne, Inc.	1,774	80,362

		162,280

Oil Companies - Exploration & Production — 0.6%
Anadarko Petroleum Corp.	5,969	364,109
Apache Corp.	3,041	247,477
Approach Resources, Inc.†	397	11,128
Comstock Resources, Inc.†	705	10,540
Contango Oil & Gas Co.†	188	9,877
GeoResources, Inc.†	297	10,603
Gulfport Energy Corp.†	664	12,271
Occidental Petroleum Corp.	2,164	171,540
Penn Virginia Corp.	658	3,698
Petroleum Development Corp.†	441	10,954
Petroquest Energy, Inc.†	813	4,024
Stone Energy Corp.†	730	17,199
Swift Energy Co.†	633	12,603

		886,023

Oil Companies - Integrated — 3.5%
Chevron Corp.	19,636	1,930,415
ConocoPhillips	9,045	471,787
Exxon Mobil Corp.	32,879	2,585,276
Marathon Petroleum Corp.	516	18,612
Phillips 66†	1,632	49,009

		5,055,099

Oil Field Machinery & Equipment — 0.2%
Gulf Island Fabrication, Inc.	214	5,350
Lufkin Industries, Inc.	491	28,218
National Oilwell Varco, Inc.	4,130	275,677

		309,245

Oil - Field Services — 0.1%
Basic Energy Services, Inc.†	420	4,763
Exterran Holdings, Inc.†	923	10,651
Halliburton Co.	2,388	71,783
Hornbeck Offshore Services, Inc.†	517	17,263
Matrix Service Co.†	382	3,969
Pioneer Drilling Co.†	884	6,577
SEACOR Holdings, Inc.†	309	26,639
TETRA Technologies, Inc.†	1,113	7,112

		148,757

Security Description	Shares	Value (Note 2)

Paper & Related Products — 0.1%
Buckeye Technologies, Inc.	586	$16,238
Clearwater Paper Corp.†	332	10,405
International Paper Co.	1,336	39,011
KapStone Paper and Packaging Corp.†	581	8,971
Neenah Paper, Inc.	225	5,863
Schweitzer - Mauduit International, Inc.	241	16,123
Wausau Paper Corp.	719	6,622

		103,233

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	8,555	446,485

Physicians Practice Management — 0.0%
Healthways, Inc.†	491	3,216
IPC The Hospitalist Co., Inc.†	245	8,573

		11,789

Pipelines — 0.3%
ONEOK, Inc.	2,058	170,793
Williams Cos., Inc.	6,266	191,301

		362,094

Poultry — 0.0%
Sanderson Farms, Inc.	281	15,438

Power Converter/Supply Equipment — 0.0%
Advanced Energy Industries, Inc.†	595	8,122
Powell Industries, Inc.†	128	4,708
Vicor Corp.	286	1,721

		14,551

Printing - Commercial — 0.1%
Consolidated Graphics, Inc.†	133	3,880
R.R. Donnelley & Sons Co.	5,178	55,715

		59,595

Private Corrections — 0.0%
Geo Group, Inc.†	903	19,649

Protection/Safety — 0.0%
Landauer, Inc.	139	7,010

Publishing - Books — 0.1%
McGraw - Hill Cos., Inc.	1,716	74,440

Publishing - Newspapers — 0.1%
Dolan Co.†	440	3,155
Gannett Co., Inc.	4,231	55,257
Washington Post Co., Class B	285	99,413

		157,825

Real Estate Investment Trusts — 1.2%
Acadia Realty Trust	635	14,205
American Tower Corp.	215	13,949
Apartment Investment & Management Co., Class A	8,683	235,049
AvalonBay Communities, Inc.	416	58,136
Boston Properties, Inc.	797	82,035
Cedar Realty Trust, Inc.	805	3,864
Colonial Properties Trust	1,303	27,637
Cousins Properties, Inc.	1,546	11,193
DiamondRock Hospitality Co.	2,497	24,820
Digital Realty Trust, Inc.	9,622	680,949
EastGroup Properties, Inc.	411	20,373
Entertainment Properties Trust	697	28,765
Extra Space Storage, Inc.	1,511	42,852
Franklin Street Properties Corp.	1,075	10,492
Getty Realty Corp.	403	6,488
Healthcare Realty Trust, Inc.	1,160	25,381
Inland Real Estate Corp.	1,115	9,165

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Kilroy Realty Corp.	1,009	$46,323
Kite Realty Group Trust	918	4,351
LaSalle Hotel Properties	1,265	34,889
Lexington Realty Trust	1,968	16,354
LTC Properties, Inc.	452	14,586
Medical Properties Trust, Inc.	1,998	17,982
Mid-America Apartment Communities, Inc.	604	40,703
Parkway Properties, Inc.	314	3,310
Pennsylvania Real Estate Investment Trust	804	10,195
Plum Creek Timber Co., Inc.	1,360	49,640
Post Properties, Inc.	786	38,050
PS Business Parks, Inc.	275	18,120
Saul Centers, Inc.	175	7,028
Sovran Self Storage, Inc.	428	21,122
Tanger Factory Outlet Centers	1,341	41,584
Universal Health Realty Income Trust	184	7,112
Urstadt Biddle Properties, Inc., Class A	337	5,999

		1,672,701

Real Estate Operations & Development — 0.0%
Forestar Group, Inc.†	509	6,866

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	187	6,762

Research & Development — 0.0%
PAREXEL International Corp.†	882	23,602

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.†	390	11,037

Retail - Apparel/Shoe — 0.2%
Brown Shoe Co., Inc.	644	7,657
Buckle, Inc.	395	15,460
Cato Corp., Class A	439	12,599
Children’s Place Retail Stores, Inc.†	371	17,055
Christopher & Banks Corp.	514	617
Fifth & Pacific Co., Inc.†	1,605	19,212
Finish Line, Inc., Class A	777	16,022
Gap, Inc.	1,351	35,801
Genesco, Inc.†	360	23,940
Hot Topic, Inc.	616	6,105
Jos. A. Bank Clothiers, Inc.†	415	18,409
Men’s Wearhouse, Inc.	763	27,460
rue21, Inc.†	220	5,826
Stein Mart, Inc.†	398	2,882

		209,045

Retail - Auto Parts — 0.1%
O’Reilly Automotive, Inc.†	1,555	148,953
PEP Boys-Manny Moe & Jack	767	7,118

		156,071

Retail - Automobile — 0.0%
Group 1 Automotive, Inc.	339	17,750
Lithia Motors, Inc., Class A	322	7,863
Sonic Automotive, Inc., Class A	512	7,624

		33,237

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	1,097	79,258

Retail - Building Products — 1.1%
Home Depot, Inc.	30,277	1,493,867
Lowe’s Cos., Inc.	3,845	102,739
Lumber Liquidators Holdings, Inc.†	400	11,636

		1,608,242

Security Description	Shares	Value (Note 2)

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†	1,249	$1,037

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A	2,066	39,626

Retail - Convenience Store — 0.0%
Casey’s General Stores, Inc.	567	32,109

Retail - Discount — 0.5%
Fred’s, Inc., Class A	572	7,865
Tuesday Morning Corp.†	623	2,604
Wal-Mart Stores, Inc.	9,654	635,426

		645,895

Retail - Drug Store — 0.3%
CVS Caremark Corp.	8,149	366,216

Retail - Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	271	3,290
Kirkland’s, Inc.†	227	2,461

		5,751

Retail - Jewelry — 0.0%
Zale Corp.†	332	777

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	337	3,249

Retail - Major Department Stores — 0.1%
J.C. Penney Co., Inc.	3,684	96,631

Retail - Office Supplies — 0.0%
OfficeMax, Inc.†	1,254	6,107
Staples, Inc.	3,921	51,522

		57,629

Retail - Pawn Shops — 0.0%
Cash America International, Inc.	437	19,438
EZCORP, Inc., Class A†	653	15,411
First Cash Financial Services, Inc.†	435	16,295

		51,144

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.	310	3,537

Retail - Regional Department Stores — 0.3%
Kohl’s Corp.	8,685	397,947
Stage Stores, Inc.	449	7,718

		405,665

Retail - Restaurants — 0.5%
Biglari Holdings, Inc.†	21	8,221
BJ’s Restaurants, Inc.†	359	15,721
Buffalo Wild Wings, Inc.†	274	23,320
CEC Entertainment, Inc.	268	9,369
Chipotle Mexican Grill, Inc.†	537	221,819
Cracker Barrel Old Country Store, Inc.	342	20,954
DineEquity, Inc.†	230	11,040
Jack in the Box, Inc.†	655	16,932
McDonald’s Corp.	4,177	373,173
Papa John’s International, Inc.†	277	12,886
PF Chang’s China Bistro, Inc.	311	15,945
Red Robin Gourmet Burgers, Inc.†	166	5,312
Ruby Tuesday, Inc.†	941	6,756
Ruth’s Hospitality Group, Inc.†	525	3,444
Sonic Corp.†	900	7,677
Texas Roadhouse, Inc.	886	16,108

		768,677

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	326	$2,122
Cabela’s, Inc.†	631	22,299
Hibbett Sports, Inc.†	387	21,684
Zumiez, Inc.†	325	11,957

		58,062

Retail - Video Rentals — 0.0%
Coinstar, Inc.†	448	27,521

Retail - Vitamins & Nutrition Supplements — 0.0%
Vitamin Shoppe, Inc.†	435	21,541

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†	1,145	11,965

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	511	8,595

Savings & Loans/Thrifts — 0.1%
Bank Mutual Corp.	665	2,287
Brookline Bancorp, Inc.	1,016	8,931
Dime Community Bancshares, Inc.	412	5,381
Northwest Bancshares, Inc.	1,453	16,666
Oritani Financial Corp.	677	9,268
People’s United Financial, Inc.	890	10,351
Provident Financial Services, Inc.	802	11,188
ViewPoint Financial Group, Inc.	485	7,396

		71,468

Schools — 0.1%
American Public Education, Inc.†	266	7,562
Apollo Group, Inc., Class A†	1,765	56,162
Capella Education Co.†	211	6,480
Career Education Corp.†	795	5,199
Corinthian Colleges, Inc.†	1,233	3,379
Lincoln Educational Services Corp.	328	1,902
Universal Technical Institute, Inc.	299	3,645

		84,329

Seismic Data Collection — 0.0%
ION Geophysical Corp.†	1,897	11,496
OYO Geospace Corp.†	95	8,815

		20,311

Semiconductor Components - Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	956	27,456
Exar Corp.†	647	5,079
Hittite Microwave Corp.†	399	19,663
Linear Technology Corp.	4,608	133,724
Micrel, Inc.	728	7,127
Pericom Semiconductor Corp.†	367	2,885
Power Integrations, Inc.	416	16,977
QUALCOMM, Inc.	16,157	925,958
Sigma Designs, Inc.†	464	2,775
Standard Microsystems Corp.†	328	12,018
TriQuint Semiconductor, Inc.†	2,478	12,910

		1,166,572

Semiconductor Equipment — 0.2%
ATMI, Inc.†	457	9,145
Brooks Automation, Inc.	956	8,958
Cabot Microelectronics Corp.	338	10,593
Cohu, Inc.	344	3,213
KLA-Tencor Corp.	3,879	177,775
Kulicke & Soffa Industries, Inc.†	1,089	11,456
MKS Instruments, Inc.	782	20,449
Nanometrics, Inc.†	251	3,898
Rudolph Technologies, Inc.†	466	4,017

Security Description	Shares	Value (Note 2)

Semiconductor Equipment (continued)
Tessera Technologies, Inc.	768	$10,437
Ultratech, Inc.†	386	11,703
Veeco Instruments, Inc.†	577	20,010

		291,654

Software Tools — 0.3%
VMware, Inc., Class A†	4,466	415,383

Steel - Producers — 0.0%
AK Steel Holding Corp.	1,644	9,913

Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	539	7,406

Telecom Equipment - Fiber Optics — 0.0%
Harmonic, Inc.†	1,669	7,327
Oplink Communications, Inc.†	288	3,692

		11,019

Telecom Services — 0.0%
Cbeyond, Inc.†	460	2,723
Lumos Networks Corp.	214	2,194
Neutral Tandem, Inc.†	458	6,215
NTELOS Holdings Corp.	214	4,096
USA Mobility, Inc.	326	4,049

		19,277

Telecommunication Equipment — 0.0%
Arris Group, Inc.†	1,700	20,961
Comtech Telecommunications Corp.	277	8,000
Nortel Networks Corp.†	62	1
Symmetricom, Inc.†	623	3,395

		32,357

Telephone - Integrated — 1.4%
AT&T, Inc.	33,736	1,152,759
Atlantic Tele-Network, Inc.	136	4,475
Cincinnati Bell, Inc.†	2,893	10,241
Frontier Communications Corp.	20,266	75,795
General Communication, Inc., Class A†	485	3,075
Verizon Communications, Inc.	17,013	708,421

		1,954,766

Television — 0.1%
CBS Corp., Class B	1,937	61,829

Textile - Apparel — 0.0%
Perry Ellis International, Inc.†	170	3,198

Therapeutics — 0.0%
Questcor Pharmaceuticals, Inc.†	885	36,639

Tobacco — 1.2%
Alliance One International, Inc.†	1,268	3,639
Altria Group, Inc.	1,546	49,766
Lorillard, Inc.	2,725	336,810
Philip Morris International, Inc.	15,070	1,273,566

		1,663,781

Toys — 0.0%
Jakks Pacific, Inc.	389	7,193
Mattel, Inc.	1,292	40,220

		47,413

Transactional Software — 0.0%
Bottomline Technologies, Inc.†	524	9,369
Synchronoss Technologies, Inc.†	398	7,128

		16,497

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Marine — 0.0%
Overseas Shipholding Group, Inc.	364	$3,975

Transport - Rail — 0.6%
CSX Corp.	7,471	156,069
Norfolk Southern Corp.	6,584	431,384
Union Pacific Corp.	2,876	320,386

		907,839

Transport - Services — 0.2%
Bristow Group, Inc.	527	21,106
FedEx Corp.	1,999	178,191
Hub Group, Inc., Class A†	559	19,543

		218,840

Transport - Truck — 0.1%
Arkansas Best Corp.	373	4,719
Forward Air Corp.	425	13,485
Heartland Express, Inc.	863	12,289
Knight Transportation, Inc.	859	14,397
Old Dominion Freight Line, Inc.†	702	30,579

		75,469

Travel Services — 0.0%
Interval Leisure Group, Inc.	593	9,873

Veterinary Diagnostics — 0.0%
Neogen Corp.†	340	13,240

Water — 0.0%
American States Water Co.	279	10,264

Web Portals/ISP — 0.4%
Bluecora, Inc.†	587	7,490
Google, Inc., Class A†	964	559,949

		567,439

Wire & Cable Products — 0.0%
Belden, Inc.	685	21,406
Encore Wire Corp.	274	6,853

		28,259

Wireless Equipment — 0.0%
Novatel Wireless, Inc.†	469	971
ViaSat, Inc.†	629	26,430

		27,401

Total Common Stock
(cost $64,960,606)		69,628,643

EXCHANGE-TRADED FUNDS — 7.3%
iShares MSCI All Country Asia ex-Japan Index Fund	92,370	4,684,083
iShares S&P SmallCap 600 Index Fund	18,226	1,286,026
SPDR S&P 500 ETF Trust, Series 1	6,142	807,612
Vanguard MSCI Emerging Markets ETF	101,820	3,871,196

Total Exchange-Traded Funds
(cost $11,108,023)		10,648,917

PREFERRED STOCK — 0.3%
Banks - Super Regional — 0.1%
US Bancorp FRS 3.50%	137	105,901
Wachovia Capital Trust IX 6.38%	3,100	77,438

		183,339

Diversified Banking Institutions — 0.0%
Ally Financial, Inc. 7.00%*	20	17,149

Electric-Integrated — 0.1%
Southern California Edison Co. FRS 4.58%	450	44,663

Security Description	Shares/ Principal Amount	Value (Note 2)

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS 0.00%	2,200	$3,696

Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities FRS 3.00%	6,686	138,266

Total Preferred Stock
(cost $430,335)		387,113

WARRANTS — 0.0%
Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/14†(1)(2)	143	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/16 (strike price $687.00)†(1)(2)	9	2,250
ION Media Networks, Inc. Expires 03/08/15 (strike price $500.00)†(1)(2)	9	1,350

		3,600

Total Warrants
(cost $148)		3,600

ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/17*	$30,000	31,438
Avis Budget Rental Car Funding AESOP LLC Series 2012-2A, Class B 3.89% due 05/20/18*	100,000	101,489
Banc of America Mtg. Securities, Inc. Series 2006-2, Class A15 6.00% due 07/25/46(3)	24,127	24,003
Bear Stearns Commercial Mtg. Securities, Inc. VRS Series 2007-T26, Class C 5.65% due 01/12/45*(4)	2,500,000	973,025
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	95,909	102,537
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.70% due 12/10/49(4)	1,000,000	1,143,100
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A15 5.50% due 12/25/35(3)	162,776	133,672
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/34	51,559	46,329
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	241,103
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	173,750	180,269
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/15*	15,000	15,085
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.79% due 08/10/45(4)	156,803	171,154
GSR Mtg. Loan Trust Series 2007-1F, Class 3A14 5.75% due 01/25/37	67,595	63,046
GSR Mtg. Loan Trust Series 2007-1F, Class 3A13 6.00% due 01/25/37(3)	275,000	245,395

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/16*	$30,000	$31,280
JP Morgan Chase Commercial Mtg. Securities Corp. VRS Series 2006-LDP7, Class AM 5.87% due 04/15/45(4)	231,142	243,965
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	135,719	141,630
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 5.06% due 08/25/34	94,378	92,385
SLM Student Loan Trust Series 2012-C, Class A2 3.31% due 10/15/46*	100,000	99,987
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	189,150	197,692
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/45(4)	84,000	89,261
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.93% due 06/15/45(4)	50,000	53,479
Wells Fargo Mtg. Backed Securities Trust FRS Series 2006-8, Class A2 0.64% due 07/25/36(3)	89,537	88,771
Wells Fargo Mtg. Backed Securities Trust Series 2006-6, Class 1A2 5.75% due 05/25/36(3)	41,824	41,045

Total Asset Backed Securities
(cost $5,516,930)		4,551,140

U.S. CORPORATE BONDS & NOTES — 13.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	66,000	65,943
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/14	115,000	123,912
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	112,000	113,912

		303,767

Advertising Services — 0.0%
Visant Corp. Company Guar. Notes 10.00% due 10/01/17	37,000	34,965

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19	62,000	69,686
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	59,000	74,116

		143,802

Aerospace/Defense - Equipment — 0.2%
United Technologies Corp. Senior Notes 1.80% due 06/01/17	85,000	86,139

Security Description	Principal Amount	Value (Note 2)

Aerospace/Defense - Equipment (continued)
United Technologies Corp. Senior Notes 4.50% due 06/01/42	$151,000	$161,723

		247,862

Agricultural Operations — 0.1%
Archer - Daniels - Midland Co. Senior Bonds 5.77% due 03/01/41	84,000	105,699

Airlines — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	41,524	41,524
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	12,608	10,843

		52,367

Auto - Cars/Light Trucks — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/21	50,000	50,125
Ford Motor Co. Senior Notes 7.40% due 11/01/46	105,000	126,000

		176,125

Banks - Commercial — 0.6%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	133,000	142,029
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	56,000	52,056
CIT Group, Inc. Senior Notes 5.50% due 02/15/19*	25,000	24,313
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15	279,000	279,893
KeyBank NA Sub. Notes 7.41% due 10/15/27	26,000	29,375
Regions Bank Sub. Notes 7.50% due 05/15/18	57,000	63,840
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	101,000	111,563
Zions Bancorp. Senior Notes 4.50% due 03/27/17	208,000	208,702

		911,771

Banks - Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	130,000	130,466
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/37	202,000	147,308

		277,774

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 1.04% due 03/01/27	$72,000	$52,194
Comerica Bank Sub. Notes 5.20% due 08/22/17	53,000	58,830

		111,024

Banks - Super Regional — 0.6%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	39,000	39,771
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	49,000	48,623
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	172,000	172,739
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	54,000	63,766
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	53,000	57,746
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 07/09/12*(5)	83,000	63,605
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	13,000	13,580
US Bancorp Senior Notes 1.65% due 05/15/17	209,000	208,604
Wachovia Corp. Senior Notes 5.75% due 02/01/18	112,000	129,737
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18(5)	50,000	54,375

		852,546

Brewery — 0.3%
Molson Coors Brewing Co. Company Guar. Notes 2.00% due 05/01/17	52,000	52,364
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	176,000	187,459
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	203,000	215,103

		454,926

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/42	60,000	62,723
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Sec. Notes 8.88% due 04/15/17	18,000	18,810

		81,533

Building Products - Cement — 0.0%
Headwaters, Inc. Sec. Notes 7.63% due 04/01/19	40,000	38,400

Building-Residential/Commercial — 0.0%
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/18	30,000	32,213

Security Description	Principal Amount	Value (Note 2)

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/21	$50,000	$51,125
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	39,000	44,077
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	171,000	171,458
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	69,000	68,712
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	55,000	70,347

		405,719

Capacitors — 0.0%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/18	25,000	26,063

Casino Hotels — 0.1%
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 11.50% due 01/15/17(6)	25,813	27,620
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	27,000	28,687
Station Casinos LLC VRS Company Guar. Notes 3.65% due 06/18/18*	30,000	22,500

		78,807

Cellular Telecom — 0.1%
Nextel Communications, Inc. Company Guar. Notes 7.38% due 08/01/15	55,000	53,762
Sprint Nextel Corp. Senior Bonds 6.00% due 12/01/16	27,000	24,705

		78,467

Chemicals - Specialty — 0.2%
Eastman Chemical Co. Senior Notes 2.40% due 06/01/17	63,000	63,266
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	76,000	75,183
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	99,000	127,044
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	51,000	68,630

		334,123

Coal — 0.0%
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18(10)	37,000	18,223
SunCoke Energy, Inc. Company Guar. Notes 7.63% due 08/01/19	30,000	29,700

		47,923

Computer Services — 0.2%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	45,000	48,571

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Computer Services (continued)
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	$12,000	$12,510
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	114,000	113,639
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	120,000	158,298

		333,018

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17	77,000	75,987

Consumer Products-Misc. — 0.0%
American Achievement Corp. Sec. Notes 10.88% due 04/15/16*	17,000	11,985
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/19*	30,000	31,725

		43,710

Containers-Paper/Plastic — 0.0%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	27,000	29,835

Data Processing/Management — 0.0%
Audatex North America, Inc. Company Guar. Notes 6.75% due 06/15/18*	60,000	61,800

Diversified Banking Institutions — 1.2%
BAC Capital Trust XIII FRS Ltd. Guar. Notes 4.00% due 06/22/12(5)	178,000	124,167
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	1,000	1,009
Bank of America Corp. Senior Notes 5.75% due 12/01/17	43,000	44,740
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	26,196
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	63,000	64,909
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	64,000	63,182
GMAC LLC Sub. Notes 8.00% due 12/31/18	25,000	27,000
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15	154,000	151,764
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	88,000	91,876
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	170,000	169,879

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16	$577,000	$593,935
JPMorgan Chase & Co. Sub. Notes 6.13% due 06/27/17	114,000	128,499
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18(5)	65,000	70,490
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	23,000	15,926
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	101,503

		1,675,075

Diversified Financial Services — 0.9%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	180,000	201,324
Citigroup Capital XXI FRS Company Guar. Bonds 8.30% due 12/21/57	770,000	778,470
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	260,000	319,813

		1,299,607

Diversified Manufacturing Operations — 0.3%
3M Co. Senior Notes 1.38% due 09/29/16	41,000	41,875
General Electric Co. Senior Notes 5.25% due 12/06/17	97,000	113,130
Harsco Corp. Senior Notes 2.70% due 10/15/15	124,000	125,992
Textron, Inc. Senior Notes 4.63% due 09/21/16	145,000	157,037

		438,034

Electric - Generation — 0.1%
AES Corp. Senior Notes 8.00% due 10/15/17	24,000	26,640
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	145,000	156,091

		182,731

Electric - Integrated — 0.7%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	75,000	78,083
Cleco Power LLC Senior Notes 6.00% due 12/01/40	57,000	68,906
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	99,000	117,857
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	106,000	108,307

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	$106,000	$110,384
Georgia Power Co. Senior Notes 3.00% due 04/15/16	37,000	39,694
Georgia Power Co. Senior Notes 4.30% due 03/15/42	75,000	77,338
Great Plains Energy, Inc. VRS Senior Notes 5.29% due 06/15/22	76,000	82,347
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34	46,000	58,688
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	44,000	48,362
SCANA Corp. Senior Notes 4.13% due 02/01/22	56,000	56,868
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42	89,000	92,528
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	42,000	43,903

		983,265

Electric - Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 06/01/22*	136,000	138,115

Electronic Components - Misc. — 0.0%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	52,000	54,470

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	66,000	82,025

Electronics - Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	55,000	59,093

Engineering/R&D Services — 0.1%
URS Corp. Senior Notes 3.85% due 04/01/17*	144,000	142,802

Finance - Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	214,000	217,576
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/18	25,000	26,839

		244,415

Finance - Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	20,000	20,494

Security Description	Principal Amount	Value (Note 2)

Finance - Commercial (continued)
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	$77,000	$79,289

		99,783

Finance - Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	33,000	33,330

Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	62,000	67,194
Lehman Brothers Holdings Capital Trust VII FRS Escrow Notes 0.00% due 07/09/12†	45,000	5
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	44,000	10,065
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	71,000	7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	69,000	7
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	67,000	68,838
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	21,000	23,873
Oppenheimer Holdings, Inc. Senior Sec. Notes 8.75% due 04/15/18	25,000	25,250
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	57,000	58,413

		253,652

Finance - Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 5.63% due 04/01/17*	17,000	16,618
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16	72,000	75,137
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18	29,000	30,959

		122,714

Finance-Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	69,000	69,488
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/17	55,000	50,875

		120,363

Financial Guarantee Insurance — 0.1%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/66*	125,000	84,375

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Misc./Diversified — 0.3%
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	$51,000	$51,635
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	40,000	40,780
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	146,000	149,221
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	146,000	151,637

		393,273

Funeral Services & Related Items — 0.0%
Carriage Services, Inc. Company Guar. Notes 7.88% due 01/15/15	27,000	27,203

Gas - Distribution — 0.1%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*	69,000	74,592
Southern Union Co. Senior Notes 7.60% due 02/01/24	60,000	72,580

		147,172

Home Furnishings — 0.0%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/15	20,000	18,900

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	25,000	26,500
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/18	40,000	37,200
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20	45,000	44,325

		108,025

Insurance - Life/Health — 0.1%
Jefferson-Pilot Corp. Senior Notes 4.75% due 01/30/14	41,000	42,547
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	55,000	55,191
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	79,000	85,472

		183,210

Insurance - Multi-line — 0.2%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/21	25,000	24,261
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	98,000	107,558
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	139,000	141,292

		273,111

Security Description	Principal Amount	Value (Note 2)

Insurance - Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	$60,000	$63,512
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	205,000	203,551

		267,063

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/19	24,000	24,240

Medical Instruments — 0.1%
Medtronic, Inc. Senior Notes 4.50% due 03/15/42	69,000	74,454

Medical Products — 0.1%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	35,000	35,906
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	76,000	103,639

		139,545

Medical - Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.63% due 05/15/22	130,000	132,616
Amgen, Inc. Senior Notes 5.38% due 05/15/43	106,000	113,795

		246,411

Medical - Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	85,000	103,469

Medical - HMO — 0.2%
Aetna, Inc. Senior Notes 1.75% due 05/15/17	79,000	78,739
Cigna Corp. Senior Notes 5.38% due 02/15/42	75,000	80,410
Cigna Corp. Senior Notes 6.15% due 11/15/36	36,000	42,791
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	79,000	90,638

		292,578

Medical - Hospitals — 0.1%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17	25,000	25,000
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	25,000	27,594
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/19	25,000	23,500

		76,094

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Motion Pictures & Services — 0.0%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/17*	$40,000	$43,600

MRI/Medical Diagnostic Imaging — 0.0%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/18	60,000	59,400

Multimedia — 0.1%
News America, Inc. Company Guar. Notes 6.55% due 03/15/33	58,000	65,348
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	54,000	68,238
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	59,000	81,439

		215,025

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	88,000	93,831
Republic Services, Inc. Company Guar. Notes 6.09% due 03/15/35	95,000	113,030
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	21,000	25,089

		231,950

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	100,000	101,278

Oil Companies - Exploration & Production — 0.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/18	30,000	29,550
Apache Corp. Senior Notes 4.75% due 04/15/43	75,000	82,214
Carrizo Oil & Gas, Inc. Company Guar. Notes 8.63% due 10/15/18	15,000	15,675
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	100,000	95,250
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	113,000	118,206
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/19*	20,000	19,050
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/20	20,000	21,200
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/16	36,000	27,720
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	14,000	15,155

Security Description	Principal Amount	Value (Note 2)

Oil Companies - Exploration & Production (continued)
Samson Investment Co. Senior Notes 9.75% due 02/15/20*	$25,000	$24,875
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	146,000	147,990
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28	180,000	204,101

		800,986

Oil Companies - Integrated — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	23,000	25,506
Phillips 66 Company Guar. Notes 5.88% due 05/01/42*	61,000	65,101

		90,607

Oil - Field Services — 0.1%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/18	30,000	28,500
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/19	50,000	51,625

		80,125

Paper & Related Products — 0.2%
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	154,000	176,835
Georgia - Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	90,000	99,000
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/16*	47,000	46,647

		322,482

Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	117,000	118,374
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/22*	146,000	151,490

		269,864

Pipelines — 0.2%
Chesapeake Midstream Partners LP/CHKM Finance Corp. Company Guar. Notes 6.13% due 07/15/22	15,000	14,250
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	25,000	26,063
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	73,000	84,459
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/20	36,000	38,880
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	67,000	71,127

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/18	$30,000	$30,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/21	65,000	67,112

		332,266

Real Estate Investment Trusts — 0.3%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	50,000	51,280
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	50,000	51,223
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	94,000	100,317
HCP, Inc. Senior Notes 3.75% due 02/01/16	65,000	68,122
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/22*	20,000	19,975
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	28,000	29,799
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/24*	25,000	24,687
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/18	20,000	21,100
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	59,000	61,663

		428,166

Real Estate Management/Services — 0.0%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/19	40,000	41,200

Real Estate Operations & Development — 0.0%
First Industrial LP Senior Notes 5.75% due 01/15/16	30,000	30,998

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/14†(1)(2)	60,000	6

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Company Guar. Notes 8.38% due 09/15/20	25,000	25,500

Retail - Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35	40,000	47,403

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/33*	53,279	58,986

Security Description	Principal Amount	Value (Note 2)

Retail - Drug Store (continued)
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	$77,418	$87,815

		146,801

Retail - Office Supplies — 0.0%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/19*	20,000	19,500

Retail - Regional Department Stores — 0.0%
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	35,000	41,322

Retail - Restaurants — 0.1%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/18	35,000	37,625
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	139,000	136,119

		173,744

Retail - Toy Stores — 0.0%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/17	28,000	28,805

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21	106,000	117,701

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/47	94,000	103,408
University of Pennsylvania Senior Notes 4.67% due 09/01/12	71,000	79,627

		183,035

Seismic Data Collection — 0.0%
Geokinetics Holdings USA, Inc. Senior Sec. Notes 9.75% due 12/15/14	20,000	14,000

Special Purpose Entities — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*	215,000	217,479
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	161,000	159,633

		377,112

Steel - Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	50,000	46,250
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	45,000	45,900
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	30,000	30,900

		123,050

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/20	$65,000	$68,250

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.70% due 03/15/37	109,000	111,126

Telecom Services — 0.1%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	84,000	99,724
Qwest Corp. Senior Notes 7.50% due 10/01/14	55,000	61,607

		161,331

Telecommunication Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 12/15/20	54,000	58,634

Telephone - Integrated — 0.3%
AT&T, Inc. Senior Notes 0.88% due 02/13/15	147,000	146,509
AT&T, Inc. Senior Notes 6.45% due 06/15/34	39,000	47,830
BellSouth Corp. Senior Notes 6.55% due 06/15/34	35,000	41,425
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28	50,000	48,865
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	62,000	59,010
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	15,000	15,225
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	10,000	10,175
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	10,000	10,325
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	25,000	25,063
Frontier Communications Corp. Senior Notes 9.25% due 07/01/21	22,000	22,770
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38	56,000	71,931

		499,128

Transport - Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	78,000	78,160
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	76,000	92,601

		170,761

Security Description	Principal Amount	Value (Note 2)

Trucking/Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	$98,000	$98,749
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	177,000	178,826

		277,575

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	3,740	4,303

Total U.S. Corporate Bonds & Notes
(cost $18,887,002)		19,425,857

FOREIGN CORPORATE BONDS & NOTES — 1.7%
Banks - Commercial — 0.2%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17	130,000	135,223
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	51,000	51,165
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(5)	180,000	95,400

		281,788

Banks - Money Center — 0.1%
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	165,000	134,997

Cellular Telecom — 0.0%
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC Sec. Notes 7.75% due 02/02/21*	30,000	28,028

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	46,000	60,965
FMG Resources August 2006 Pty, Ltd. Senior Notes 6.88% due 04/01/22*	25,000	24,063

		85,028

Insurance - Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(5)	75,000	31,500
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/17*(5)	30,000	26,325
XL Group PLC Senior Notes 6.38% due 11/15/24	60,000	67,100

		124,925

Medical - Drugs — 0.1%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	130,000	129,771

Oil & Gas Drilling — 0.1%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21	71,000	81,518

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil & Gas Drilling (continued)
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	$21,000	$24,360
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	69,000	82,632

		188,510

Oil Companies - Exploration & Production — 0.3%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	161,000	201,021
EnCana Corp. Bonds 6.50% due 08/15/34	25,000	27,475
Nexen, Inc. Senior Notes 6.40% due 05/15/37	88,000	96,680
Nexen, Inc. Senior Notes 7.50% due 07/30/39	86,000	105,083

		430,259

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	120,000	120,089
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	134,000	137,910
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15	82,000	86,326
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	121,000	122,901
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	88,000	98,341

		565,567

Oil - Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	132,000	136,687
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	96,000	101,276

		237,963

Telecom Services — 0.1%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/20*	25,000	24,625
Wind Acquisition Finance SA Company Guar. Notes 7.25% due 02/15/18*	60,000	51,300

		75,925

Telephone - Integrated — 0.0%
Virgin Media Finance PLC Company Guar. Notes 5.25% due 02/15/22	20,000	19,500

Therapeutics — 0.0%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/18	25,000	26,375

Security Description	Principal Amount	Value (Note 2)

Transport-Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	$99,000	$107,268

Total Foreign Corporate Bonds & Notes
(cost $2,385,217)		2,435,904

FOREIGN GOVERNMENT AGENCIES — 0.2%
Regional Authority — 0.1%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15	98,000	104,272

Sovereign — 0.1%
Government of Canada Senior Bonds 0.88% due 02/14/17	130,000	130,268

Total Foreign Government Agencies
(cost $232,329)		234,540

MUNICIPAL BONDS & NOTES — 0.1%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111	91,000	102,501
Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	83,000	94,562

Total Municipal Bonds & Notes
(cost $173,089)		197,063

U.S. GOVERNMENT AGENCIES — 13.4%
Federal Home Loan Mtg. Corp. — 6.8%
3.50% due 02/01/42	278,323	291,839
3.50% due 03/01/42	151,508	158,936
4.00% due 09/01/40	156,045	165,824
4.50% due 01/01/39	39,037	41,700
4.50% due 12/01/39	1,130,893	1,239,848
4.50% due 08/01/40	62,834	67,199
5.00% due 10/01/33	8,670	9,382
5.00% due 07/01/35	41,144	44,420
5.00% due 01/01/37	80,704	87,016
5.00% due 03/01/38	99,913	107,619
5.00% due 09/01/38	435,855	469,471
5.00% due 07/01/40	777,165	837,590
5.50% due 01/01/36	827,877	909,155
5.50% due 08/01/37	12,293	13,381
5.50% due 09/01/37	144,874	157,694
5.50% due 10/01/37	200,171	217,884
5.50% due 01/01/38	52,339	57,053
5.50% due 07/01/38	59,811	65,104
5.50% due 01/01/40	2,575,632	2,827,124
6.00% due 08/01/36	198,947	220,282
6.00% due 02/01/39	374,649	412,836
6.00% due 04/01/40	641,398	706,773
6.50% due 12/01/28	133,569	153,196
6.50% due 05/01/36	1,824	2,055
7.00% due 06/01/32	44,168	52,000
7.50% due 04/01/31	50,401	61,112
8.00% due 04/01/30	8,608	10,184
8.00% due 07/01/30	61	68
8.00% due 12/01/30	28,168	35,021
Federal Home Loan Mtg. Corp. REMIC Series 3841, Class PA 5.00% due 12/15/40	344,660	376,646

		9,798,412

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. — 6.5%
zero coupon due 05/25/40 STRIPS	$578,859	$540,022
3.50% due 01/01/42	297,968	313,049
3.50% due 02/01/42	199,102	209,180
3.50% due 04/01/42	199,363	209,485
4.00% due 09/01/40	215,901	230,043
4.00% due 11/01/40	436,595	465,192
4.00% due 11/01/41	1,098,189	1,170,463
4.00% due 01/01/42	248,571	264,930
4.50% due 10/01/24	263,827	282,769
4.50% due 01/01/25	995,791	1,088,446
4.50% due 03/01/25	329,075	352,701
4.50% due 05/01/25	305,384	327,310
4.50% due 07/01/25	439,829	471,408
4.50% due 01/01/39	73,862	79,268
4.50% due 11/01/40	58,793	63,280
5.00% due 03/15/16	74,000	84,810
5.00% due 11/01/33	10,753	11,669
5.00% due 05/01/40	105,379	114,723
5.00% due 07/01/40	1,427,695	1,554,284
5.50% due 03/01/18	9,732	10,593
5.50% due 11/01/22	50,567	54,986
5.50% due 05/01/34	215,490	236,819
5.50% due 03/01/35	233,627	256,460
5.50% due 06/01/38	203,913	222,439
6.00% due 05/01/17	29,683	32,657
6.00% due 12/01/33	99,392	112,103
6.00% due 10/01/36	36,776	40,594
6.50% due 02/01/17	23,345	25,126
6.50% due 08/01/31	34,060	38,984
6.50% due 07/01/32	54,064	61,881
6.50% due 07/01/36	67,713	76,445
7.00% due 09/01/31	25,037	29,828
7.50% due 06/01/15	5,390	5,761
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	368,850	406,281

		9,443,989

Government National Mtg. Assoc. — 0.1%
6.00% due 02/15/29	3,632	4,103
6.00% due 04/15/29	21,591	24,536
6.00% due 06/15/29	17,319	19,571
6.50% due 02/15/29	47,507	55,724

		103,934

Total U.S. Government Agencies
(cost $18,697,599)		19,346,335

U.S. GOVERNMENT TREASURIES — 5.6%
United States Treasury Bonds — 0.4%
2.13% due 02/15/40 TIPS(7)	70,030	101,018
3.13% due 02/15/42	424,000	463,618
3.75% due 08/15/41	31,000	38,023
4.75% due 02/15/41	28,000	40,233
5.25% due 11/15/28	13,000	18,582

		661,474

United States Treasury Notes — 5.2%
0.25% due 03/31/14	500,000	499,844
0.38% due 04/15/15	200,000	200,141
0.88% due 04/30/17	320,000	323,400
1.00% due 03/31/17	829,000	842,989
1.13% due 05/31/19	500,000	503,281
1.38% due 11/30/15	18,000	18,568
1.50% due 07/31/16	42,000	43,624
1.75% due 05/15/22	262,000	266,094
2.00% due 11/30/13	150,000	153,891

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
2.00% due 02/15/22	$1,101,000	$1,145,470
2.13% due 11/30/14	136,000	142,046
2.13% due 12/31/15	576,000	609,930
2.13% due 02/29/16	500,000	530,195
2.13% due 08/15/21	440,000	464,991
2.38% due 10/31/14	115,000	120,669
2.38% due 05/31/18	361,000	392,954
2.63% due 02/29/16	77,000	83,010
3.00% due 02/28/17	25,000	27,728
3.13% due 05/15/21	499,000	571,472
3.50% due 05/15/20	250,000	293,906
3.75% due 11/15/18	200,000	236,016

		7,470,219

Total U.S. Government Treasuries
(cost $7,810,007)		8,131,693

Total Long - Term Investment Securities
(cost $130,201,285)		134,990,805

SHORT - TERM INVESTMENT SECURITIES — 6.5%
Time Deposits — 6.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	9,019,000	9,019,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.08% due 06/28/12(8)	350,000	349,978

Total Short - Term Investment Securities
(cost $9,368,978)		9,368,978

TOTAL INVESTMENTS
(cost $139,570,263)(9)	99.7%	144,359,783
Other assets less liabilities	0.3	494,605

NET ASSETS	100.0%	$144,854,388

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $5,458,472 representing 3.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $3,606 representing 0.0% of net assets.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	Income may be received in cash or additional bonds at the discretion of the issuer.
(7)	Principal amount of security is adjusted for inflation.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	See Note 5 for cost of investments on a tax basis.
(10)	Subsequent to May 31, 2012, the Company has filed for Chapter 11 bankruptcy protection.

TIPS—Treasury Inflation Protected Security

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Payable Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
21	Short	S&P 500 E-Mini Index	June 2012	$1,455,762	$1,374,660	$81,102
23	Long	U.S. Treasury 10 Year Note	September 2012	3,054,265	3,080,563	26,298

						$107,400

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$69,628,643	$—	$—	$69,628,643
Exchange Traded Funds	10,648,917	—	—	10,648,917
Preferred Stock	369,964	17,149	—	387,113
Warrants	—	—	3,600	3,600
Asset Backed Securities	—	4,551,140	—	4,551,140
U.S. Corporate Bonds & Notes	—	19,373,484	52,373	19,425,857
Foreign Corporate Bonds & Notes	—	2,435,904	—	2,435,904
Foreign Government Agencies	—	234,540	—	234,540
Municipal Bonds & Notes	—	197,063	—	197,063
U.S. Government Agencies	—	19,346,335	—	19,346,335
U.S. Government Treasuries	—	8,131,693	—	8,131,693
Short-Term Investment Securities:
Time Deposits	—	9,019,000	—	9,019,000
U.S. Government Treasuries	—	349,978	—	349,978
Other Financial Instruments:†
Open Futures Contracts - Appreciation	107,400	—	—	107,400

Total	$80,754,924	$63,656,286	$55,973	$144,467,183

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Warrants	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$2,790	$113,955
Accrued discounts	—	580
Accrued premiums	—	(773)
Realized gain	—	853
Realized loss	—	(6,378)
Change in unrealized appreciation(1)	810	2,876
Change in unrealized depreciation(1)	—	(1,812)
Net purchases	—	57,522
Net sales	—	(114,450)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 5/31/2012	$3,600	$52,373

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Warrants	U.S. Corporate Bonds & Notes
$810	$(1,639)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Computers	10.4%
Registered Investment Companies	6.5
Web Portals/ISP	6.4
E-Commerce/Products	5.2
Retail — Restaurants	5.1
Commercial Services — Finance	4.2
Medical — Biomedical/Gene	4.1
Diversified Manufacturing Operations	3.4
E-Commerce/Services	3.3
Investment Management/Advisor Services	2.8
Oil Companies — Exploration & Production	2.5
Medical — Wholesale Drug Distribution	2.2
Semiconductor Components — Integrated Circuits	2.2
Distribution/Wholesale	2.1
Real Estate Investment Trusts	2.1
Industrial Gases	2.1
Transport — Rail	2.1
Electronic Components — Semiconductors	1.9
Hotels/Motels	1.9
Transport — Services	1.8
Oil — Field Services	1.7
Apparel Manufacturers	1.6
Metal Processors & Fabrication	1.5
Casino Hotels	1.3
Pharmacy Services	1.3
Computers — Memory Devices	1.2
Finance — Credit Card	1.2
Athletic Footwear	1.1
Applications Software	1.0
Medical Products	1.0
Internet Application Software	1.0
Coatings/Paint	0.9
Retail — Auto Parts	0.9
Oil Field Machinery & Equipment	0.8
Retail — Apparel/Shoe	0.8
Agricultural Chemicals	0.8
Instruments — Controls	0.8
Aerospace/Defense	0.8
Broadcast Services/Program	0.8
Medical — Drugs	0.7
Food — Retail	0.7
Cruise Lines	0.7
Banks — Super Regional	0.7
Internet Content — Entertainment	0.7
Multimedia	0.7
Aerospace/Defense — Equipment	0.6
Finance — Other Services	0.5
Banks — Fiduciary	0.5
Telecommunication Equipment	0.5
Medical — HMO	0.5
Instruments — Scientific	0.5
Computer Aided Design	0.5
Chemicals — Specialty	0.4
Retail — Bedding	0.4
Computer Services	0.4
Motorcycle/Motor Scooter	0.4
Internet Content — Information/News	0.3
Auto/Truck Parts & Equipment — Original	0.3
Machinery — General Industrial	0.3
Retail — Discount	0.3
Beverages — Non-alcoholic	0.3
Diversified Banking Institutions	0.3
Retail — Building Products	0.2
Advertising Agencies	0.2
Retail — Drug Store	0.2
Medical Instruments	0.2
Insurance Brokers	0.2
Transport — Truck	0.2
Finance — Investment Banker/Broker	0.1

Engines — Internal Combustion	0.1
Tools — Hand Held	0.1
Medical — Generic Drugs	0.1
Machinery — Construction & Mining	0.1
Data Processing/Management	0.1

105.8%

*	Calculated as a percentage of net assets

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.3%
Advertising Agencies — 0.2%
Omnicom Group, Inc.#	19,700	$939,296

Aerospace/Defense — 0.8%
Boeing Co.	43,900	3,055,879

Aerospace/Defense - Equipment — 0.6%
United Technologies Corp.	30,900	2,289,999

Agricultural Chemicals — 0.8%
Monsanto Co.	43,400	3,350,480

Apparel Manufacturers — 1.6%
Coach, Inc.	40,800	2,751,960
Ralph Lauren Corp.#	25,100	3,734,880

		6,486,840

Applications Software — 1.0%
Intuit, Inc.	18,300	1,029,009
Microsoft Corp.	30	876
Red Hat, Inc.†	8,600	441,868
Salesforce.com, Inc.†#	19,000	2,633,780

		4,105,533

Athletic Footwear — 1.1%
NIKE, Inc., Class B	42,700	4,619,286

Auto/Truck Parts & Equipment - Original — 0.3%
Johnson Controls, Inc.	44,600	1,344,244

Banks - Fiduciary — 0.5%
Northern Trust Corp.	23,800	1,027,684
State Street Corp.	24,500	1,009,645

		2,037,329

Banks - Super Regional — 0.7%
US Bancorp	80,400	2,501,244
Wells Fargo & Co.	10,300	330,115

		2,831,359

Beverages - Non - alcoholic — 0.3%
Coca - Cola Co.	700	52,311
Monster Beverage Corp.†	15,000	1,089,000

		1,141,311

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class C†	65,150	3,035,338

Casino Hotels — 1.3%
Las Vegas Sands Corp.	103,700	4,788,866
Wynn Resorts, Ltd.	3,200	329,728

		5,118,594

Chemicals - Diversified — 0.0%
Air Products & Chemicals, Inc.	2,100	165,984

Chemicals - Specialty — 0.4%
Ecolab, Inc.	26,100	1,649,781

Coatings/Paint — 0.9%
Sherwin - Williams Co.	28,900	3,746,596

Coffee — 0.0%
Green Mountain Coffee Roasters, Inc.†#	400	9,440

Commercial Services — 0.0%
Weight Watchers International, Inc.	1,000	56,740

Commercial Services - Finance — 4.2%
Mastercard, Inc., Class A	27,800	11,300,978
Visa, Inc., Class A	48,100	5,541,120

		16,842,098

Security Description	Shares	Value (Note 2)

Computer Aided Design — 0.5%
Autodesk, Inc.†	57,300	$1,834,746

Computer Services — 0.4%
Accenture PLC, Class A	18,500	1,056,350
IHS, Inc., Class A†#	4,800	475,152
International Business Machines Corp.	400	77,160

		1,608,662

Computers — 10.4%
Apple, Inc.†	72,600	41,943,198

Computers - Memory Devices — 1.2%
EMC Corp.†	198,100	4,724,685

Cruise Lines — 0.7%
Carnival Corp.#	89,000	2,856,010

Data Processing/Management — 0.1%
Fiserv, Inc.†	4,600	310,178

Distribution/Wholesale — 2.1%
Fastenal Co.	95,100	4,206,273
Fossil, Inc.†#	27,500	2,011,900
WW Grainger, Inc.	12,400	2,401,260

		8,619,433

Diversified Banking Institutions — 0.3%
Citigroup, Inc.	4,900	129,899
Goldman Sachs Group, Inc.	400	38,280
JPMorgan Chase & Co.	27,300	904,995
Morgan Stanley	4,800	64,128

		1,137,302

Diversified Manufacturing Operations — 3.4%
3M Co.	5,900	498,019
Danaher Corp.	250,180	13,001,855
General Electric Co.	17,100	326,439

		13,826,313

E - Commerce/Products — 5.2%
Amazon.com, Inc.†	73,700	15,691,467
eBay, Inc.†	137,940	5,405,869

		21,097,336

E - Commerce/Services — 3.3%
Expedia, Inc.	900	41,301
Groupon, Inc.†#	19,700	209,608
Liberty Interactive Corp., Class A†	75,900	1,272,084
priceline.com, Inc.†	18,600	11,634,114

		13,157,107

Electronic Components - Semiconductors — 1.9%
Altera Corp.	19,900	664,859
Broadcom Corp., Class A†	152,800	4,943,080
Xilinx, Inc.#	66,930	2,139,752

		7,747,691

Engines - Internal Combustion — 0.1%
Cummins, Inc.	5,900	572,005

Finance - Credit Card — 1.2%
American Express Co.	83,800	4,678,554

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.#	200	2,492
TD Ameritrade Holding Corp.#	33,900	581,724

		584,216

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Other Services — 0.5%
IntercontinentalExchange, Inc.†	17,800	$2,179,610

Food - Retail — 0.7%
Whole Foods Market, Inc.	33,600	2,977,296

Hotels/Motels — 1.9%
Marriott International, Inc., Class A#	104,890	4,060,292
Starwood Hotels & Resorts Worldwide, Inc.	68,500	3,620,225

		7,680,517

Industrial Gases — 2.1%
Praxair, Inc.#	79,400	8,435,456

Instruments - Controls — 0.8%
Honeywell International, Inc.	55,700	3,100,262

Instruments - Scientific — 0.5%
Thermo Fisher Scientific, Inc.	38,000	1,918,240

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	21,900	700,362

Insurance - Life/Health — 0.0%
Prudential Financial, Inc.	2,000	92,900

Internet Application Software — 1.0%
Tencent Holdings, Ltd.	144,300	3,967,457

Internet Content - Entertainment — 0.7%
Facebook, Inc., Class A†	7,700	228,151
Facebook, Inc., Class A†(1)(2)(3)	23,255	653,931
Facebook, Inc., Class B†(1)(2)(3)	68,686	1,931,450

		2,813,532

Internet Content - Information/News — 0.3%
LinkedIn Corp., Class A†	14,100	1,355,010

Investment Management/Advisor Services — 2.8%
Ameriprise Financial, Inc.	22,240	1,065,741
BlackRock, Inc.	1,600	273,280
Franklin Resources, Inc.	58,400	6,236,536
Invesco, Ltd.	177,700	3,864,975

		11,440,532

Machinery - Construction & Mining — 0.1%
Caterpillar, Inc.	4,500	394,290

Machinery - Farming — 0.0%
Deere & Co.	600	44,322

Machinery - General Industrial — 0.3%
Roper Industries, Inc.	12,400	1,255,128

Medical Information Systems — 0.0%
Cerner Corp.†#	200	15,592

Medical Instruments — 0.2%
Edwards Lifesciences Corp.†	9,600	819,552
Intuitive Surgical, Inc.†	100	52,310

		871,862

Medical Products — 1.0%
Baxter International, Inc.	23,700	1,199,694
Covidien PLC	19,700	1,020,066
Henry Schein, Inc.†	500	37,155
Stryker Corp.	33,500	1,723,575

		3,980,490

Medical - Biomedical/Gene — 4.1%
Alexion Pharmaceuticals, Inc.†#	31,600	2,862,012
Amgen, Inc.	100	6,952
Biogen Idec, Inc.†	42,400	5,543,800

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Celgene Corp.†	66,500	4,538,625
Gilead Sciences, Inc.†	55,300	2,762,235
Regeneron Pharmaceuticals, Inc.†#	5,100	691,815
Vertex Pharmaceuticals, Inc.†#	3,600	$216,144

		16,621,583

Medical - Drugs — 0.7%
Allergan, Inc.	33,300	3,005,325

Medical - Generic Drugs — 0.1%
Perrigo Co.#	4,000	415,560

Medical - HMO — 0.5%
UnitedHealth Group, Inc.	35,800	1,996,566

Medical - Wholesale Drug Distribution — 2.2%
Cardinal Health, Inc.	66,500	2,751,770
McKesson Corp.	71,200	6,214,336

		8,966,106

Metal Processors & Fabrication — 1.5%
Precision Castparts Corp.	37,700	6,266,117

Motorcycle/Motor Scooter — 0.4%
Harley - Davidson, Inc.#	33,000	1,589,940

Multimedia — 0.7%
Walt Disney Co.	60,100	2,747,171

Oil Companies - Exploration & Production — 2.5%
Concho Resources, Inc.†	23,600	2,070,664
EOG Resources, Inc.	31,800	3,157,740
EQT Corp.	18,700	867,306
Occidental Petroleum Corp.	15,800	1,252,466
Pioneer Natural Resources Co.	16,900	1,634,230
Range Resources Corp.#	21,500	1,234,960

		10,217,366

Oil Field Machinery & Equipment — 0.8%
Cameron International Corp.†	50,600	2,311,914
FMC Technologies, Inc.†#	27,300	1,098,552

		3,410,466

Oil - Field Services — 1.7%
Halliburton Co.	3,200	96,192
Schlumberger, Ltd.	105,200	6,653,900

		6,750,092

Pharmacy Services — 1.3%
Express Scripts Holding Co.†	97,800	5,104,182

Real Estate Investment Trusts — 2.1%
American Tower Corp.	131,100	8,505,768

Retail - Apparel/Shoe — 0.8%
Limited Brands, Inc.	23,600	1,046,896
PVH Corp.#	28,100	2,276,100
Ross Stores, Inc.	700	44,261

		3,367,257

Retail - Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	38,800	3,716,652

Retail - Bedding — 0.4%
Bed Bath & Beyond, Inc.†#	22,700	1,640,075

Retail - Building Products — 0.2%
Home Depot, Inc.#	11,700	577,278
Lowe’s Cos., Inc.	14,700	392,784

		970,062

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Discount — 0.3%
Dollar General Corp.†	14,000	$684,740
Dollar Tree, Inc.†	5,050	521,059

		1,205,799

Retail - Drug Store — 0.2%
CVS Caremark Corp.	20,100	903,294

Retail - Jewelry — 0.0%
Tiffany & Co.#	100	5,539

Retail - Restaurants — 5.1%
Chipotle Mexican Grill, Inc.†	7,800	3,221,946
McDonald’s Corp.	30,100	2,689,134
Starbucks Corp.	189,000	10,374,210
Tim Hortons, Inc.#	800	42,640
Yum! Brands, Inc.	58,500	4,116,060

		20,443,990

Semiconductor Components - Integrated Circuits — 2.2%
QUALCOMM, Inc.	153,720	8,809,693

Telecommunication Equipment — 0.5%
Juniper Networks, Inc.†	116,770	2,008,444

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc.#	8,100	536,625

Transport - Rail — 2.1%
Kansas City Southern	18,700	1,233,826
Union Pacific Corp.	63,800	7,107,320

		8,341,146

Transport - Services — 1.8%
C.H. Robinson Worldwide, Inc.	500	29,130
Expeditors International of Washington, Inc.	19,600	749,700
FedEx Corp.	72,100	6,426,994

		7,205,824

Transport - Truck — 0.2%
J.B. Hunt Transport Services, Inc.	12,200	696,986

Web Portals/ISP — 6.4%
Baidu, Inc. ADR†	68,600	8,079,022
Google, Inc., Class A†	30,200	17,541,972

		25,620,994

Total Long-Term Investment Securities
(cost $287,896,563)		401,815,043

SHORT-TERM INVESTMENT SECURITIES — 6.5%
Registered Investment Companies — 6.5%
State Street Navigator Securities Lending Prime Portfolio(4)	23,164,810	23,164,810
T. Rowe Price Reserve Investment Fund	3,199,878	3,199,878

Total Short-Term Investment Securities
(cost $26,364,688)		26,364,688

TOTAL INVESTMENTS
(cost $314,261,251)(5)	105.8%	428,179,731
Liabilities in excess of other assets	(5.8)	(23,534,153)

NET ASSETS —	100.0%	$404,645,578

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $2,585,381 representing 0.6% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the Blue Chip Growth Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	Value as a % of Net Assets
Facebook, Inc., Class A
Common Stock	8/12/2011	14,555	$453,346
	12/29/2011	8,700	237,075

		23,255	690,421	$653,931	$28.12	0.16%

Facebook, Inc., Class B
Common Stock	3/31/2011	59,883	1,497,075
	5/19/2011	2,897	72,425
	5/19/2011	5,906	148,063

		68,686	1,717,563	1,931,450	28.12	0.48%

				$2,585,381		0.64%

(4)	At May 31, 2012, the Fund had loaned securities with a total value of $29,867,489. This was secured by collateral of $23,164,810, which was received in cash and subsequently invested in short-term investments currently valued at $23,164,810 as reported in the portfolio of investments. Additional collateral of $7,770,360 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.59% to 5.00%	02/15/18 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41

(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$41,943,198	$—	$—	$41,943,198
E-Commerce/Products	21,097,336	—	—	21,097,336
Retail - Restaurants	20,443,990	—	—	20,443,990
Web Portals/ISP	25,620,994	—	—	25,620,994
Other Industries*	290,124,144	2,585,381	—	292,709,525
Short-Term Investment Securities:
Registered Investment Companies	26,364,688	—	—	26,364,688

Total	$425,594,350	$2,585,381	$—	$428,179,731

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$1,946,925
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	(15,475)
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	(1,931,450)

Balance as of 05/31/2012	$—

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Banks — Super Regional	7.9%
Tobacco	6.6
Medical — HMO	5.6
Oil Companies — Integrated	5.5
Diversified Manufacturing Operations	5.1
Medical — Drugs	4.1
Time Deposits	3.7
Finance — Credit Card	3.4
Electric — Integrated	3.1
Telephone — Integrated	3.0
Diversified Banking Institutions	2.8
Tools — Hand Held	2.5
Cruise Lines	2.4
Electronic Components — Semiconductors	2.3
Medical Instruments	2.1
Finance — Consumer Loans	2.1
Pipelines	2.0
Real Estate Investment Trusts	1.9
Electric Products — Misc.	1.9
Applications Software	1.8
Oil Companies — Exploration & Production	1.5
Aerospace/Defense	1.5
Computer Services	1.5
Instruments — Controls	1.5
Medical Products	1.4
Oil & Gas Drilling	1.2
Gas — Distribution	1.2
Savings & Loans/Thrifts	1.2
Building Products — Wood	1.1
Pharmacy Services	1.1
Gambling (Non — Hotel)	1.1
Banks — Fiduciary	1.1
Electronics — Military	1.1
Insurance Brokers	1.1
Cellular Telecom	1.1
Apparel Manufacturers	1.0
Retail — Drug Store	1.0
Retail — Discount	1.0
Insurance — Multi — line	1.0
Containers — Paper/Plastic	1.0
Medical — Wholesale Drug Distribution	0.8
Enterprise Software/Service	0.8
Commercial Services — Finance	0.8
Insurance — Property/Casualty	0.7
Rental Auto/Equipment	0.7
Investment Management/Advisor Services	0.7
Beverages — Wine/Spirits	0.5
Computers	0.5
Toys	0.4
Machinery — Pumps	0.4
Aerospace/Defense — Equipment	0.2
Data Processing/Management	0.1

100.1%

*	Calculated as a percentage of net assets

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Aerospace/Defense — 1.5%
Raytheon Co.	8,660	$435,771

Aerospace/Defense - Equipment — 0.2%
Exelis, Inc.	5,100	51,000

Apparel Manufacturers — 1.0%
Hanesbrands, Inc.†	10,600	295,316

Applications Software — 1.8%
Microsoft Corp.	17,235	503,090

Banks - Fiduciary — 1.1%
State Street Corp.	7,710	317,729

Banks - Super Regional — 7.9%
Capital One Financial Corp.	16,525	848,889
Fifth Third Bancorp	26,800	357,780
PNC Financial Services Group, Inc.	9,025	554,316
Wells Fargo & Co.	15,445	495,012

		2,255,997

Beverages - Wine/Spirits — 0.5%
Diageo PLC ADR	1,600	152,544

Building Products - Wood — 1.1%
Masco Corp.	25,700	325,619

Cellular Telecom — 1.1%
Vodafone Group PLC ADR	11,335	303,665

Commercial Services - Finance — 0.8%
Western Union Co.	13,600	223,040

Computer Services — 1.5%
International Business Machines Corp.	2,200	424,380

Computers — 0.5%
Hewlett - Packard Co.	6,315	143,224

Containers - Paper/Plastic — 1.0%
Sonoco Products Co.	8,900	273,853

Cruise Lines — 2.4%
Carnival Corp.	11,500	369,035
Royal Caribbean Cruises, Ltd.	12,900	303,795

		672,830

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	300	20,271

Diversified Banking Institutions — 2.8%
Bank of America Corp.	29,926	219,956
Citigroup, Inc.	9,710	257,412
JPMorgan Chase & Co.	9,405	311,776

		789,144

Diversified Manufacturing Operations — 5.1%
Eaton Corp.	5,600	238,896
General Electric Co.	17,415	332,452
Illinois Tool Works, Inc.	8,900	499,735
ITT Corp.	2,700	55,431
Pentair, Inc.	1,900	77,444
SPX Corp.	3,600	258,588

		1,462,546

Electric Products - Misc. — 1.9%
Emerson Electric Co.	5,240	245,075
Molex, Inc.	12,500	288,375

		533,450

Electric - Integrated — 3.1%
Dominion Resources, Inc.	3,300	171,798
Entergy Corp.	3,345	215,853

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Pinnacle West Capital Corp.	4,600	$227,148
Xcel Energy, Inc.	9,100	254,982

		869,781

Electronic Components - Semiconductors — 2.3%
Intel Corp.	7,980	206,203
Microchip Technology, Inc.	6,400	198,528
Texas Instruments, Inc.	9,120	259,738

		664,469

Electronics - Military — 1.1%
L-3 Communications Holdings, Inc.	4,600	313,674

Enterprise Software/Service — 0.8%
CA, Inc.	9,300	231,291

Finance - Consumer Loans — 2.1%
SLM Corp.	42,905	599,383

Finance - Credit Card — 3.4%
American Express Co.	9,755	544,622
Discover Financial Services	12,800	423,808

		968,430

Gambling (Non - Hotel) — 1.1%
International Game Technology	22,300	318,890

Gas - Distribution — 1.2%
CenterPoint Energy, Inc.	16,400	331,772

Instruments - Controls — 1.5%
Honeywell International, Inc.	7,600	423,016

Insurance Brokers — 1.1%
Willis Group Holdings PLC	8,800	310,376

Insurance - Multi-line — 1.0%
XL Group PLC	13,620	278,120

Insurance - Property/Casualty — 0.7%
Chubb Corp.	2,900	209,003

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	3,900	186,888

Machinery - Pumps — 0.4%
Xylem, Inc.	4,300	108,919

Medical Instruments — 2.1%
Medtronic, Inc.	12,930	476,341
St. Jude Medical, Inc.	3,300	126,786

		603,127

Medical Products — 1.4%
Baxter International, Inc.	8,000	404,960

Medical - Drugs — 4.1%
Johnson & Johnson	6,985	436,073
Pfizer, Inc.	24,841	543,273
Sanofi SA ADR	5,300	180,359

		1,159,705

Medical - HMO — 5.6%
Cigna Corp.	6,900	302,979
Coventry Health Care, Inc.	12,200	370,880
UnitedHealth Group, Inc.	8,420	469,583
WellPoint, Inc.	6,815	459,263

		1,602,705

Medical - Wholesale Drug Distribution — 0.8%
Cardinal Health, Inc.	5,800	240,004

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil & Gas Drilling — 1.2%
Seadrill, Ltd.	10,300	$344,432

Oil Companies - Exploration & Production — 1.5%
Occidental Petroleum Corp.	5,565	441,138

Oil Companies - Integrated — 5.5%
BP PLC ADR	6,835	249,204
Chevron Corp.	1,545	151,889
ConocoPhillips	7,765	405,022
Marathon Oil Corp.	12,665	315,485
Murphy Oil Corp.	6,100	284,382
Phillips 66†	4,882	146,592

		1,552,574

Pharmacy Services — 1.1%
Omnicare, Inc.	10,200	321,504

Pipelines — 2.0%
ONEOK, Inc.	1,900	157,681
Spectra Energy Corp.	14,325	411,271

		568,952

Real Estate Investment Trusts — 1.9%
Annaly Capital Management, Inc.	10,200	169,524
Essex Property Trust, Inc.	2,500	376,150

		545,674

Rental Auto/Equipment — 0.7%
Rent - A - Center, Inc.	6,100	205,387

Retail - Discount — 1.0%
Target Corp.	5,000	289,550

Retail - Drug Store — 1.0%
Walgreen Co.	9,500	289,940

Savings & Loans/Thrifts — 1.2%
New York Community Bancorp, Inc.	26,600	328,510

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 3.0%
AT&T, Inc.	14,210	$485,556
Verizon Communications, Inc.	8,805	366,640

		852,196

Tobacco — 6.6%
Altria Group, Inc.	10,270	330,591
Imperial Tobacco Group PLC ADR	3,000	217,110
Lorillard, Inc.	2,800	346,080
Philip Morris International, Inc.	7,300	616,923
Reynolds American, Inc.	8,500	355,640

		1,866,344

Tools - Hand Held — 2.5%
Stanley Black & Decker, Inc.	10,860	719,475

Toys — 0.4%
Hasbro, Inc.	3,500	123,970

Total Long - Term Investment Securities
(cost $25,667,132)		27,457,628

SHORT - TERM INVESTMENT SECURITIES — 3.7%
Time Deposits — 3.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12 (cost $1,051,000)	$1,051,000	1,051,000

TOTAL INVESTMENTS
(cost $26,718,132)(1)	100.1%	28,508,628
Liabilities in excess of other assets	(0.1)	(33,027)

NET ASSETS	100.0%	$28,475,601

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$2,255,997	$—	$—	$2,255,997
Diversified Manufacturing Operations	1,462,546	—	—	1,462,546
Medical - HMO	1,602,705	—	—	1,602,705
Oil Companies-Integrated	1,552,574	—	—	1,552,574
Tobacco	1,866,344	—	—	1,866,344
Other Industries*	18,717,462	—	—	18,717,462
Short-Term Investment Securities:
Time Deposits	—	1,051,000	—	1,051,000

Total	$27,457,628	$1,051,000	$—	$28,508,628

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

United States Treasury Notes	28.5%
Federal National Mtg. Assoc.	25.7
Federal Home Loan Mtg. Corp.	9.7
Diversified Financial Services	7.9
United States Treasury Bonds	3.9
Time Deposits	3.7
Registered Investment Companies	3.3
Banks — Super Regional	1.2
Banks — Commercial	1.1
Electric — Integrated	1.1
Oil Companies — Exploration & Production	1.1
Diversified Banking Institutions	1.0
Oil Companies — Integrated	0.9
Government National Mtg. Assoc.	0.8
Food — Misc./Diversified	0.5
Real Estate Investment Trusts	0.4
Chemicals — Specialty	0.4
Telephone — Integrated	0.4
Special Purpose Entities	0.4
Brewery	0.4
Medical — HMO	0.4
Diversified Manufacturing Operations	0.4
Cable/Satellite TV	0.4
Trucking/Leasing	0.3
Transport — Rail	0.3
Oil & Gas Drilling	0.3
Insurance — Multi-line	0.3
Aerospace/Defense — Equipment	0.3
Medical — Drugs	0.3
Medical — Biomedical/Gene	0.3
Paper & Related Products	0.3
Banks — Fiduciary	0.3
Oil — Field Services	0.3
Multimedia	0.3
Insurance — Mutual	0.3
Finance — Investment Banker/Broker	0.3
Pharmacy Services	0.3
Insurance — Life/Health	0.2
Computer Services	0.2
Finance — Auto Loans	0.2
Municipal Bonds	0.2
Banks — Money Center	0.2
Schools	0.2
Advertising Agencies	0.2
Telecom Services	0.2
Electric — Transmission	0.2
Electric — Generation	0.2
Gas — Distribution	0.2
Medical Products	0.2
Aerospace/Defense	0.2
Auto — Cars/Light Trucks	0.2
Pipelines	0.2
Federal Home Loan Bank	0.2
Retail — Drug Store	0.1
Engineering/R&D Services	0.1
Non — Hazardous Waste Disposal	0.1
Retail — Restaurants	0.1
Finance — Leasing Companies	0.1
Regional Authority	0.1
Sovereign	0.1
Telecom Equipment — Fiber Optics	0.1
Electronic Components — Semiconductors	0.1
Agricultural Operations	0.1
Savings & Loans/Thrifts	0.1
Diversified Minerals	0.1
Broadcast Services/Program	0.1
Medical Instruments	0.1
Electronic Components — Misc.	0.1
Computers	0.1

Telecommunication Equipment	0.1
Finance — Other Services	0.1
Electronics — Military	0.1
Retail — Discount	0.1
Finance — Commercial	0.1

103.1%

Credit Quality†#

Aaa	74.9%
Aa	4.3
A	7.3
Baa	11.0
Ba	0.2
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 7.4%
Diversified Financial Services — 7.4%
Avis Budget Rental Car Funding AESOP LLC Series 2010-5A, Class A 3.15% due 03/20/17*	$50,000	$52,397
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE11, Class M1 0.83% due 12/25/34	428,232	415,738
Bear Stearns Asset Backed Securities Trust FRS Series 2004-HE6, Class M1 1.09% due 08/25/34	1,295,995	1,124,282
Cajun Global LLC Series 2011-1A, Class A2 5.96% due 02/20/41*	254,159	271,723
Capital One Multi-Asset Execution Trust Series 2005-B1, Class B1 4.90% due 12/15/17	100,000	108,584
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.89% due 12/10/49(1)	380,000	434,378
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.81% due 02/25/34	84,037	75,513
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/20	200,000	241,103
Drug Royalty Corp., Inc. Series 2012-1, Class A2 5.80% due 07/15/24*	235,513	235,424
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/21	434,375	450,673
Ford Credit Auto Owner Trust Series 2010-A, Class D 4.05% due 10/15/16	500,000	525,770
Ford Credit Floorplan Master Owner Trust Series 2010-5, Class C 2.07% due 09/15/15*	50,000	50,283
Ford Credit Floorplan Master Owner Trust Series 2011-1, Class D 2.96% due 02/15/16*	640,000	646,581
GS Mtg. Securities Corp. II, Series 2006-GG8, Class AM 5.59% due 11/10/39(1)	1,000,000	1,012,355
GS Mtg. Securities Corp. II VRS Series 2007-GG10, Class A4 5.98% due 08/10/45(1)	62,927	68,686
Hertz Vehicle Financing LLC Series 2011-1A, Class B1 4.17% due 03/25/16*	95,000	99,055
LB-UBS Commercial Mtg. Trust Series 2005-C3, Class AM 4.79% due 07/15/40(1)	1,000,000	1,053,920
LB-UBS Commercial Mtg. Trust Series 2007-C1, Class A4 5.42% due 02/15/40(1)	2,000,000	2,247,582
Marriott Vacation Club Owner Trust Series 2009-2A, Class A 4.81% due 07/20/31*	316,678	330,470
Morgan Stanley Capital I VRS Series 2006-HQ8, Class AM 5.65% due 03/12/44(1)	1,800,000	1,894,574
Morgan Stanley Capital I VRS Series 2007-IQ15, Class AM 6.08% due 06/11/49(1)	500,000	478,511
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4B 5.98% due 08/12/45*(1)	1,700,000	1,707,220

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Morgan Stanley Re-REMIC Trust VRS Series 2010-GG10, Class A4B 5.98% due 08/15/45*(1)	$62,344	$62,609
Park Place Securities Inc. FRS Series 2004-WWF1, Class M2 0.92% due 12/25/34	335,523	329,218
SLM Student Loan Trust Series 2012-B, Class A2 3.48% due 10/15/30*	100,000	102,276
Sonic Capital LLC Series 2011-1A, Class A2 5.44% due 05/20/41*	708,100	740,078
Triton Container Finance LLC Series 2012-1A, Class A 4.21% due 05/14/27*(4)	250,000	250,000
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/45(1)	1,000,000	1,062,631
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.93% due 06/15/45(1)	1,000,000	1,069,582

Total Asset Backed Securities
(cost $16,950,043)		17,141,216

U.S. CORPORATE BONDS & NOTES — 16.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/22	149,000	148,871
Omnicom Group, Inc. Senior Notes 3.63% due 05/01/22	289,000	293,932

		442,803

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.25% due 11/15/19#	169,000	189,951
Lockheed Martin Corp. Senior Notes 6.15% due 09/01/36	157,000	197,223

		387,174

Aerospace/Defense - Equipment — 0.3%
United Technologies Corp. Senior Notes 1.80% due 06/01/17	251,000	254,364
United Technologies Corp. Senior Notes 4.50% due 06/01/42	446,000	477,672

		732,036

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co. Senior Bonds 5.77% due 03/01/41#	200,000	251,665

Auto - Cars/Light Trucks — 0.2%
Ford Motor Co. Senior Notes 7.40% due 11/01/46	310,000	372,000

Banks - Commercial — 0.8%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/16	335,000	357,743
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	168,000	156,168

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
HSBC USA, Inc. Senior Notes 2.38% due 02/13/15#	$615,000	$616,969
KeyBank NA Sub. Notes 7.41% due 10/15/27	46,000	51,971
Wachovia Bank NA Sub. Notes 5.60% due 03/15/16	218,000	240,799
Zions Bancorp. Senior Notes 4.50% due 03/27/17#	542,000	543,830

		1,967,480

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/15	289,000	290,037
State Street Capital Trust IV FRS Ltd. Guar. Notes 1.47% due 06/15/37	509,000	371,187

		661,224

Banks - Money Center — 0.1%
Chase Capital III FRS Ltd. Guar. Notes 1.04% due 03/01/27	103,000	74,667
Comerica Bank Sub. Notes 5.20% due 08/22/17	141,000	156,509

		231,176

Banks - Super Regional — 1.1%
Capital One Capital VI Ltd. Guar. Notes 8.88% due 05/15/40	112,000	114,213
Capital One Financial Corp. FRS Senior Notes 1.62% due 07/15/14	127,000	126,023
Capital One Financial Corp. Senior Notes 2.15% due 03/23/15	413,000	414,775
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/20	171,000	201,927
JPMorgan Chase Bank NA Sub. Notes 5.88% due 06/13/16	170,000	185,224
PNC Preferred Funding Trust II FRS Jr. Sub. Bonds 1.70% due 07/09/12*(2)	165,000	126,443
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	30,000	31,339
US Bancorp Senior Notes 1.65% due 05/15/17#	619,000	617,826
Wachovia Corp. Senior Notes 5.75% due 02/01/18	241,000	279,167
Wells Fargo Bank NA FRS Sub. Notes 0.68% due 05/16/16	290,000	278,396
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/18#(2)	165,000	179,438

		2,554,771

Security Description	Principal Amount	Value (Note 2)

Brewery — 0.4%
Molson Coors Brewing Co. Company Guar. Notes 2.00% due 05/01/17	$145,000	$146,014
Molson Coors Brewing Co. Company Guar. Notes 5.00% due 05/01/42	313,000	333,379
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/22*	391,000	414,313

		893,706

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/42#	178,000	186,078

Cable/Satellite TV — 0.4%
Comcast Corp. Company Guar. Notes 5.65% due 06/15/35	104,000	117,538
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 2.40% due 03/15/17	389,000	390,041
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/42	158,000	157,341
TCI Communications, Inc. Senior Notes 7.13% due 02/15/28	155,000	198,253

		863,173

Chemicals - Specialty — 0.4%
Eastman Chemical Co. Senior Notes 2.40% due 06/01/17	185,000	185,780
Eastman Chemical Co. Senior Notes 4.80% due 09/01/42	223,000	220,603
Eastman Chemical Co. Senior Notes 7.25% due 01/15/24	272,000	349,052
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/34	157,000	211,272

		966,707

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 1.25% due 02/06/17	125,000	124,605
International Business Machines Corp. Senior Notes 6.22% due 08/01/27#	310,000	408,936

		533,541

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/17#	176,000	173,684

Diversified Banking Institutions — 1.0%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	148,000	149,349
Bank of America Corp. Senior Notes 5.75% due 12/01/17	95,000	98,845
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	44,000	48,025

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17#	$169,000	$174,122
Citigroup, Inc. Sub. Notes 6.13% due 08/25/36	138,000	136,235
Goldman Sachs Group, Inc. Senior Notes 3.30% due 05/03/15#	430,000	423,757
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18#	220,000	229,691
JPMorgan Chase & Co. Notes 1.88% due 03/20/15	350,000	349,750
JPMorgan Chase & Co. Senior Notes 3.45% due 03/01/16#	302,000	310,864
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/18#(2)	160,000	173,514
JPMorgan Chase Capital XXIII FRS Ltd. Guar. Bonds 1.47% due 05/15/77	73,000	50,547
Morgan Stanley Senior Notes 6.63% due 04/01/18	244,000	247,668

		2,392,367

Diversified Financial Services — 0.5%
Associates Corp. of North America Senior Notes 6.95% due 11/01/18	350,000	391,463
General Electric Capital Corp. Senior Notes 6.75% due 03/15/32	628,000	772,472

		1,163,935

Diversified Manufacturing Operations — 0.4%
3M Co. Senior Notes 1.38% due 09/29/16	106,000	108,263
General Electric Co. Senior Notes 5.25% due 12/06/17#	195,000	227,426
Harsco Corp. Senior Notes 2.70% due 10/15/15	201,000	204,229
Textron, Inc. Senior Notes 4.63% due 09/21/16	305,000	330,320

		870,238

Electric - Generation — 0.2%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	373,000	401,531

Electric - Integrated — 1.1%
Carolina Power & Light Co. 1st. Mtg. Notes 4.10% due 05/15/42	223,000	232,166
Cleco Power LLC Senior Notes 6.00% due 12/01/40	182,000	220,016
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	326,000	388,093

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Entergy Louisiana LLC 1st. Mtg. Notes 1.88% due 12/15/14	$227,000	$231,940
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 06/01/42	312,000	324,905
Georgia Power Co. Senior Notes 3.00% due 04/15/16	112,000	120,154
Georgia Power Co. Senior Notes 4.30% due 03/15/42	223,000	229,952
Great Plains Energy, Inc. VRS Senior Notes 5.29% due 06/15/22	181,000	196,116
Pacific Gas & Electric Co. Senior Notes 6.05% due 03/01/34#	125,000	159,480
Puget Sound Energy, Inc. Senior Sec. Notes 4.43% due 11/15/41	103,000	113,211
SCANA Corp. Senior Notes 4.13% due 02/01/22#	121,000	122,875
South Carolina Electric & Gas Co. 1st. Mtg. Notes 4.35% due 02/01/42#	230,000	239,118
Westar Energy, Inc. 1st. Mtg. Notes 4.13% due 03/01/42	94,000	98,259

		2,676,285

Electric - Transmission — 0.2%
Oncor Electric Delivery Co., LLC Senior Sec. Notes 4.10% due 06/01/22*	403,000	409,269

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 5.63% due 12/15/20	166,000	173,885

Electronic Components - Semiconductors — 0.1%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	211,000	262,231

Electronics - Military — 0.1%
L-3 Communications Corp. Company Guar. Notes 4.75% due 07/15/20	138,000	148,269

Engineering/R&D Services — 0.1%
URS Corp. Senior Notes 3.85% due 04/01/17*	346,000	343,123

Finance - Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	519,000	527,672

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	121,000	124,597

Finance - Credit Card — 0.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/15/36	105,000	106,050

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker — 0.3%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/17	$165,000	$178,823
Lehman Brothers Holdings Capital Trust VII FRS Escrow Notes 0.00% due 07/09/12†	78,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/16†	89,000	20,359
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/17†	87,000	8
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/38†	112,000	11
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	176,000	180,829
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/38	60,000	68,208
Scottrade Financial Services, Inc. Senior Notes 6.13% due 07/11/21*	148,000	151,669

		599,915

Finance - Leasing Companies — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/16#	199,000	207,671
Boeing Capital Corp. Senior Notes 2.90% due 08/15/18#	83,000	88,608

		296,279

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15#	150,000	151,060

Food - Misc./Diversified — 0.5%
Kraft Foods Group, Inc. Company Guar. Notes 1.63% due 06/04/15*	150,000	151,867
Kraft Foods Group, Inc. Company Guar. Notes 2.25% due 06/05/17*	120,000	122,340
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/22*	430,000	439,486
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/42*	430,000	446,603

		1,160,296

Gas - Distribution — 0.2%
Boston Gas Co. Senior Notes 4.49% due 02/15/42*#	154,000	166,480
Southern Union Co. Senior Notes 7.60% due 02/01/24	192,000	232,257

		398,737

Insurance - Life/Health — 0.2%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	139,000	144,244

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health (continued)
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	$187,000	$187,649
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/15	207,000	223,960

		555,853

Insurance - Multi-line — 0.2%
Hartford Financial Services Group, Inc. Senior Notes 6.30% due 03/15/18	246,000	269,992
Metropolitan Life Global Funding I Sec. Notes 2.00% due 01/09/15*	293,000	297,830

		567,822

Insurance - Mutual — 0.3%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/14*	150,000	158,780
New York Life Global Funding Sec. Notes 1.65% due 05/15/17*	453,000	449,797

		608,577

Medical Instruments — 0.1%
Medtronic, Inc. Senior Notes 4.50% due 03/15/42#	166,000	179,122

Medical Products — 0.2%
Baxter International, Inc. Senior Bonds 1.85% due 01/15/17	74,000	75,916
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/27	234,000	319,098

		395,014

Medical - Biomedical/Gene — 0.3%
Amgen, Inc. Senior Notes 3.63% due 05/15/22#	383,000	390,706
Amgen, Inc. Senior Notes 5.38% due 05/15/43	312,000	334,945

		725,651

Medical - Drugs — 0.1%
Johnson & Johnson Notes 5.55% due 08/15/17	280,000	340,838

Medical - HMO — 0.4%
Aetna, Inc. Senior Notes 1.75% due 05/15/17	221,000	220,270
Cigna Corp. Senior Notes 5.38% due 02/15/42	223,000	239,086
Cigna Corp. Senior Notes 6.15% due 11/15/36	80,000	95,091
Coventry Health Care, Inc. Senior Notes 5.45% due 06/15/21	281,000	322,395

		876,842

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.3%
News America, Inc. Company Guar. Notes 6.55% due 03/15/33#	$155,000	$174,637
News America, Inc. Company Guar. Notes 8.45% due 08/01/34	173,000	218,616
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/33	159,000	219,471

		612,724

Non - Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.80% due 05/15/18	248,000	264,431
Republic Services, Inc. Company Guar. Notes 6.20% due 03/01/40	50,000	59,737

		324,168

Oil & Gas Drilling — 0.1%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	295,000	298,769

Oil Companies - Exploration & Production — 0.6%
Apache Corp. Senior Notes 4.75% due 04/15/43	207,000	226,911
Devon Energy Corp. Senior Notes 4.75% due 05/15/42	335,000	350,434
Southwestern Energy Co. Company Guar. Notes 4.10% due 03/15/22*	330,000	334,498
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/28#	468,000	530,662

		1,442,505

Oil Companies - Integrated — 0.1%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/41	43,000	47,686
Phillips 66 Company Guar. Notes 5.88% due 05/01/42*	178,000	189,965

		237,651

Paper & Related Products — 0.3%
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/20*	379,000	435,197
Georgia - Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	256,000	281,600

		716,797

Pharmacy Services — 0.3%
Express Scripts Holding Co. Company Guar. Notes 2.10% due 02/12/15*	259,000	262,040
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/22*	323,000	335,147

		597,187

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.2%
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	$190,000	$219,826
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/42	143,000	151,808

		371,634

Real Estate Investment Trusts — 0.4%
BioMed Realty LP Company Guar. Notes 3.85% due 04/15/16	150,000	153,840
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/18	150,000	153,669
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	245,000	261,464
HCP, Inc. Senior Notes 3.75% due 02/01/16#	160,000	167,684
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	76,000	80,884
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.75% due 06/01/21	153,000	159,905

		977,446

Retail - Discount — 0.1%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/35#	106,000	125,618

Retail - Drug Store — 0.1%
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/31/33*	164,680	182,320
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/34*	159,799	181,259

		363,579

Retail - Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.70% due 02/15/42	306,000	299,658

Savings & Loans/Thrifts — 0.1%
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/21#	218,000	242,065

Schools — 0.2%
Northwestern University Bonds 4.20% due 12/01/47	225,000	247,518
University of Pennsylvania Senior Notes 4.67% due 09/01/12	180,000	201,872

		449,390

Special Purpose Entities — 0.4%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/17*	535,000	541,167
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	366,000	362,893

		904,060

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.70% due 03/15/37#	$282,000	$287,500

Telecom Services — 0.2%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/28	130,000	154,334
Qwest Corp. Senior Notes 7.50% due 10/01/14	250,000	280,031

		434,365

Telecommunication Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 12/15/20	151,000	163,959

Telephone - Integrated — 0.4%
AT&T, Inc. Senior Notes 0.88% due 02/13/15#	225,000	224,249
AT&T, Inc. Senior Notes 6.45% due 06/15/34	107,000	131,225
BellSouth Corp. Senior Notes 6.55% due 06/15/34	94,000	111,256
CenturyLink, Inc. Senior Notes 6.88% due 01/15/28#	155,000	151,482
CenturyLink, Inc. Senior Notes 7.60% due 09/15/39	158,000	150,381
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/38#	125,000	160,561

		929,154

Transport - Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 4.40% due 03/15/42	169,000	169,347
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/25	108,000	131,845
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/11	197,000	240,032

		541,224

Trucking/Leasing — 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15*	291,000	293,225
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.75% due 05/11/17*	525,000	530,415

		823,640

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/37	9,930	11,424

Total U.S. CORPORATE BONDS & NOTES
(cost $37,354,678)		38,827,193

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Banks - Commercial — 0.3%
Bank of Nova Scotia Senior Notes 2.55% due 01/12/17#	$277,000	$288,129
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	128,000	128,414
Westpac Banking Corp. FRS Jr. Sub. Notes 0.93% due 09/28/12(2)	580,000	307,400

		723,943

Banks - Money Center — 0.1%
Royal Bank of Scotland NV FRS Sub. Notes 1.17% due 03/09/15	350,000	286,357

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	151,000	200,124

Insurance - Multi-line — 0.1%
Aegon NV FRS Jr. Sub. Notes 2.25% due 07/15/14(2)	154,000	64,680
XL Group PLC Senior Notes 6.38% due 11/15/24	101,000	112,952

		177,632

Medical - Drugs — 0.2%
GlaxoSmithKline Capital PLC Company Guar. Notes 0.75% due 05/08/15	387,000	386,318

Oil & Gas Drilling — 0.2%
Transocean, Inc. Company Guar. Notes 6.38% due 12/15/21#	150,000	172,222
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/38	75,000	86,999
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/31	157,000	188,017

		447,238

Oil Companies - Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/31	357,000	445,744
EnCana Corp. Bonds 6.50% due 08/15/34	50,000	54,949
Nexen, Inc. Senior Notes 6.40% due 05/15/37#	246,000	270,264
Nexen, Inc. Senior Notes 7.50% due 07/30/39	262,000	320,137

		1,091,094

Oil Companies - Integrated — 0.8%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/16*	364,000	382,370
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/17	356,000	356,265

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies - Integrated (continued)
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/16	$350,000	$360,212
BP Capital Markets PLC Company Guar. Notes 3.13% due 10/01/15#	271,000	285,297
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22	359,000	364,640
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/20	230,000	257,029

		2,005,813

Oil - Field Services — 0.3%
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/22	369,000	382,102
Weatherford International, Ltd. Company Guar. Notes 5.95% due 04/15/42	245,000	258,466

		640,568

Transport - Rail — 0.1%
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/22	207,000	224,288

Total Foreign Corporate Bonds & Notes
(cost $5,994,977)		6,183,375

FOREIGN GOVERNMENT AGENCIES — 0.2%
Regional Authority — 0.1%
Province of British Columbia, Canada Senior Notes 2.85% due 06/15/15#	272,000	289,407

Sovereign — 0.1%
Government of Canada Senior Bonds 0.88% due 02/14/17	288,000	288,594

Total Foreign Government Agencies
(cost $572,057)		578,001

MUNICIPAL BONDS & NOTES — 0.2%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/11	241,000	271,460

Port Authority of New York & New Jersey Revenue Bonds 4.93% due 10/01/51	216,000	246,089

Total Municipal Bonds & Notes
(cost $454,588)		517,549

U.S. GOVERNMENT AGENCIES — 36.4%
Federal Home Loan Bank — 0.2%
5.50% due 07/15/36#	250,000	343,994

Federal Home Loan Mtg. Corp. — 9.7%
1.00% due 07/30/14	1,000,000	1,012,933
3.50% due 02/01/42	1,487,357	1,559,587
3.50% due 03/01/42	455,519	477,854
4.00% due 09/01/40	312,921	332,530
4.00% due 04/01/42	2,626,225	2,791,623
4.50% due 01/01/39	151,812	162,168
4.50% due 06/01/40	1,853,918	2,026,738

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.50% due 08/01/40	$806,997	$863,058
4.50% due 06/01/41	2,329,581	2,495,054
5.00% due 10/01/33	7,723	8,357
5.00% due 07/01/35	129,310	139,606
5.00% due 05/01/36	785,165	846,580
5.00% due 11/01/36	83,150	89,654
5.00% due 03/01/38	312,495	336,596
5.00% due 06/01/39	1,259,551	1,384,050
5.00% due 07/01/40	1,554,331	1,675,180
5.50% due 11/01/18	158,656	172,079
5.50% due 02/01/35	553,510	605,257
5.50% due 07/01/36	676,819	737,768
5.50% due 07/01/37	113,583	123,634
5.50% due 09/01/37	31,110	33,863
5.50% due 10/01/37	34,043	37,055
5.50% due 01/01/38	392,546	427,896
5.50% due 07/01/38	132,750	144,498
6.00% due 10/01/33	357,589	402,530
6.00% due 07/01/36	273,796	302,131
6.00% due 11/01/37	182,922	201,567
6.00% due 01/01/38	477,630	526,314
6.50% due 02/01/35	20,627	23,471
6.50% due 01/01/36	44,015	50,371
6.50% due 03/01/36	135,151	152,223
6.75% due 09/15/29	500,000	762,032
6.75% due 03/15/31	250,000	386,263
7.00% due 11/01/16	15,790	16,893
7.00% due 07/01/32	18,182	21,406
7.50% due 04/01/31	55,342	67,103
8.00% due 01/01/29	7,024	7,958
8.00% due 12/01/29	5,218	5,932
8.00% due 12/01/30	32,121	34,955
8.00% due 01/01/31	223	278
Federal Home Loan Mtg. Corp. REMIC Series 3980, Class LC 3.50% due 01/15/42	787,834	782,759
Series 3841, Class PA 5.00% due 12/15/40	430,825	470,807

		22,698,611

Federal National Mtg. Assoc. — 25.7%
zero coupon due 05/25/40 STRIPS	669,201	624,303
3.50% due 10/01/41	1,141,731	1,202,374
3.50% due 12/01/41	991,244	1,044,823
4.00% due 07/01/40	296,316	316,234
4.00% due 08/01/40	93,943	100,096
4.00% due 09/01/40	1,409,246	1,501,553
4.00% due 10/01/40	421,732	449,355
4.00% due 12/01/40	936,245	1,006,748
4.00% due 03/01/41	473,252	504,250
4.00% due 10/01/41	2,899,695	3,090,531
4.00% due 11/01/41	3,256,338	3,470,646
4.00% due 01/01/42	318,171	339,111
4.38% due 07/17/13	2,000,000	2,091,618
4.50% due 11/01/22	709,093	762,219
4.50% due 01/01/39	274,003	294,059
4.50% due 05/01/40	3,399,366	3,725,741
4.50% due 08/01/40	1,414,031	1,521,954
4.50% due 09/01/40	1,534,788	1,651,927
4.50% due 11/01/40	755,105	812,737
4.50% due 12/01/40	1,414,079	1,522,005
4.50% due 05/01/41	2,596,740	2,798,988
5.00% due 03/15/16#	1,140,000	1,306,530
5.00% due 05/11/17	500,000	596,853
5.00% due 10/01/33	21,759	23,613

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 03/01/34	$241,232	$261,641
5.00% due 01/01/37	142,498	154,420
5.00% due 05/01/39	2,039,027	2,248,048
5.00% due 05/01/40	367,169	399,725
5.00% due 07/01/40	982,867	1,070,015
5.50% due 11/01/22	102,107	111,029
5.50% due 04/01/33	327,329	359,933
5.50% due 12/01/33	283,299	311,340
5.50% due 05/01/34	198,777	218,451
5.50% due 03/01/35	321,238	352,632
5.50% due 12/01/35	351,087	384,960
5.50% due 12/01/36	1,275,763	1,398,847
5.50% due 03/01/37	267,792	292,122
5.50% due 07/01/37	3,171,568	3,459,718
5.50% due 06/01/38	3,091,144	3,371,988
6.00% due 03/01/16	656	706
6.00% due 12/01/16	18,711	20,153
6.00% due 11/01/17	51,806	56,996
6.00% due 12/01/20	147,054	158,385
6.00% due 12/01/33	225,578	254,426
6.00% due 10/01/36	36,870	40,698
6.00% due 12/01/36	3,823,044	4,219,964
6.00% due 05/01/38	1,557,885	1,718,320
6.00% due 10/01/39	5,330,722	5,884,172
6.50% due 03/01/17	31,689	34,523
6.50% due 08/01/31	19,797	22,659
6.50% due 07/01/32	143,277	163,993
6.50% due 07/01/36	109,537	123,663
6.50% due 09/01/37	305,386	346,963
6.50% due 10/01/37	528,257	598,131
6.50% due 10/01/38	204,960	232,159
6.50% due 02/01/39	167,551	189,786
7.00% due 09/01/31	116,408	138,680
7.50% due 08/01/15	237	254
Federal National Mtg. Assoc. REMIC Series 2011-38, Class D 4.50% due 05/25/41	461,063	507,851

		59,865,619

Government National Mtg. Assoc. — 0.8%
5.00% due 04/15/40	1,589,776	1,767,881
6.00% due 04/15/29	14,797	16,816
6.50% due 07/15/32	60,523	70,594
6.50% due 09/15/32	80,634	94,052

		1,949,343

Total U.S. Government Agencies
(cost $82,423,231)		84,857,567

U.S. GOVERNMENT TREASURIES — 32.4%
United States Treasury Bonds — 3.9%
3.13% due 11/15/41	1,059,000	1,157,951
3.13% due 02/15/42	753,000	823,359
3.50% due 02/15/39	238,000	280,096
3.75% due 08/15/41	90,000	110,390
3.88% due 08/15/40	54,000	67,635
4.25% due 05/15/39	267,000	354,693
4.38% due 02/15/38	483,000	651,446
4.38% due 11/15/39	934,000	1,265,570
4.38% due 05/15/41	657,000	892,494
4.50% due 05/15/38	120,000	165,000
4.50% due 08/15/39	972,000	1,341,512
4.75% due 02/15/37	587,000	831,522
4.75% due 02/15/41	162,000	232,774
5.00% due 05/15/37	159,000	233,208

Security Description	Principal Amount/ Shares	Value (Note 2)

United States Treasury Bonds (continued)
5.25% due 11/15/28	$404,000	$577,467
8.13% due 08/15/19	92,000	137,626

		9,122,743

United States Treasury Notes — 28.5%
0.25% due 04/30/14	455,000	454,876
0.25% due 05/31/14	1,400,000	1,399,563
0.38% due 04/15/15	540,000	540,380
0.75% due 06/15/14#	3,210,000	3,240,094
0.88% due 02/28/17#	7,000,000	7,080,388
0.88% due 04/30/17#	3,397,000	3,433,093
1.00% due 10/31/16	2,819,000	2,869,212
1.00% due 03/31/17	7,424,000	7,549,280
1.38% due 11/30/15	53,000	54,673
1.38% due 02/28/19#	6,400,000	6,570,502
1.50% due 12/31/13	475,000	484,240
1.50% due 06/30/16	128,000	132,900
1.75% due 07/31/15	95,000	99,008
1.75% due 05/15/22#	2,302,000	2,337,969
2.00% due 11/30/13	2,477,000	2,541,248
2.00% due 11/15/21	1,000,000	1,042,891
2.00% due 02/15/22#	6,364,000	6,621,048
2.13% due 12/31/15#	150,000	158,836
2.38% due 08/31/14	4,960,000	5,189,400
2.38% due 09/30/14	16,000	16,773
2.38% due 10/31/14	487,000	511,008
2.63% due 02/29/16	322,000	347,131
2.75% due 05/31/17#	681,000	749,898
3.00% due 02/28/17	556,000	616,682
3.13% due 05/15/19	11,000	12,586
3.13% due 05/15/21#	835,000	956,270
3.38% due 07/31/13#	393,000	407,354
3.50% due 05/15/20	310,000	364,444
3.63% due 08/15/19	52,000	61,409
3.63% due 02/15/20	1,186,000	1,404,391
3.75% due 11/15/18	355,000	418,928
3.88% due 05/15/18	5,459,000	6,427,121
4.00% due 08/15/18#	1,403,000	1,671,214
4.25% due 08/15/15	538,000	603,653

		66,368,463

Total U.S. Government Treasuries
(cost $71,331,213)		75,491,206

PREFERRED STOCK — 0.1%
Banks-Super Regional — 0.1%
US Bancorp FRS 3.50% (cost $304,527)	437	337,801

Total Long-Term Investment Securities
(cost $215,385,314)		223,933,908

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 3.3%
State Street Navigator Securities Lending Prime Portfolio(3)	7,677,609	7,677,609

Time Deposits — 3.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	8,622,000	8,622,000

Total Short-Term Investment Securities
(cost $16,299,609)		16,299,609

TOTAL INVESTMENTS
(cost $231,684,923)(5)	103.1%	240,233,517
Liabilities in excess of other assets	(3.1)	(7,243,842)

NET ASSETS —	100.0%	$232,989,675

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $12,705,265 representing 5.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	At May 31, 2012, the Fund had loaned securities with a total value of $7,547,838. This was secured by collateral of $7,677,609, which was received in cash and subsequently invested in short-term investments currently valued at $7,677,609 as reported in the portfolio of investments (see Note 2).
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at May 31, 2012 and unless noted othersise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Asset Backed Securities	$—	$16,891,216	$250,000	$17,141,216
U.S. Corporate Bonds & Notes	—	38,827,193	—	38,827,193
Foreign Corporate Bonds & Notes	—	6,183,375	—	6,183,375
Foreign Government Agencies	—	578,001	—	578,001
Municipal Bonds & Notes	—	517,549	—	517,549
U.S. Government Agencies	—	84,857,567	—	84,857,567
U.S. Government Treasuries	—	75,491,206	—	75,491,206
Preferred Stock	337,801	—	—	337,801
Short-Term Investment Securities:
Registered Investment Companies	7,677,609	—	—	7,677,609
Time Deposits	—	8,622,000	—	8,622,000

Total	$8,015,410	$231,968,107	$250,000	$240,233,517

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes
Balance as of 5/31/2011	$150,000	$0
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	112	—
Realized loss	—	—
Change in unrealized appreciation(1)	31	—
Change in unrealized depreciation(1)	(18)	—
Net purchases	249,969	—
Net sales	(150,094)	(0)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—

Balance as of 5/31/2012	$250,000	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes
$31	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	15.0%
Medical — Drugs	8.2
Oil Companies — Integrated	7.8
Computers	3.8
Aerospace/Defense	3.8
Medical — HMO	3.7
Diversified Banking Institutions	2.6
Telephone — Integrated	2.6
Diversified Manufacturing Operations	2.6
Insurance — Multi-line	2.6
Applications Software	2.5
Computer Services	2.4
Insurance — Life/Health	2.3
Oil Companies — Exploration & Production	2.3
Medical — Wholesale Drug Distribution	2.1
Cable/Satellite TV	2.1
Commercial Services — Finance	1.9
Food — Retail	1.8
Networking Products	1.7
Electronic Components — Semiconductors	1.7
Banks — Super Regional	1.6
Oil & Gas Drilling	1.6
Electronic Security Devices	1.5
Insurance — Property/Casualty	1.5
Retail — Apparel/Shoe	1.4
Electric — Integrated	1.3
Oil Refining & Marketing	1.3
Multimedia	1.3
Engineering/R&D Services	1.2
Enterprise Software/Service	1.1
Medical Products	1.1
Chemicals — Diversified	1.1
Computers — Memory Devices	1.1
Airlines	1.0
Metal — Aluminum	1.0
Schools	1.0
E-Commerce/Services	0.9
Medical Instruments	0.9
Retail — Major Department Stores	0.8
Finance — Credit Card	0.8
Agricultural Chemicals	0.8
Telecom Equipment — Fiber Optics	0.8
Oil — Field Services	0.8
Retail — Regional Department Stores	0.8
Medical — Hospitals	0.7
Engines — Internal Combustion	0.7
Hotels/Motels	0.7
Retail — Consumer Electronics	0.7
Tobacco	0.7
Paper & Related Products	0.7
Publishing — Newspapers	0.7
Distribution/Wholesale	0.7
Internet Security	0.7
Agricultural Operations	0.6
Food — Misc./Diversified	0.5
Retail — Computer Equipment	0.5
Cosmetics & Toiletries	0.5
Vitamins & Nutrition Products	0.5
Instruments — Controls	0.5
Beverages — Non-alcoholic	0.5
Building — Heavy Construction	0.5
Private Corrections	0.5
Funeral Services & Related Items	0.4
Consumer Products-Misc.	0.4
Coal	0.4
Medical — Biomedical/Gene	0.3
Steel — Producers	0.3
Web Portals/ISP	0.3
Advertising Agencies	0.2

Finance — Other Services	0.2
Independent Power Producers	0.2
Metal — Copper	0.2
Semiconductor Components — Integrated Circuits	0.2
Food — Meat Products	0.1
Retail — Drug Store	0.1
Auto — Cars/Light Trucks	0.1
Containers — Paper/Plastic	0.1

114.6%

*	Calculated as a percentage of net assets

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.6%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	47,000	$488,330

Aerospace/Defense — 3.8%
Boeing Co.	22,000	1,531,420
General Dynamics Corp.	25,000	1,600,250
Lockheed Martin Corp.#	20,000	1,656,000
Northrop Grumman Corp.#	29,000	1,703,750
Raytheon Co.	32,000	1,610,240

		8,101,660

Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.#	10,000	1,709,600

Agricultural Operations — 0.6%
Archer - Daniels - Midland Co.	40,700	1,297,516

Airlines — 1.0%
Delta Air Lines, Inc.†	121,750	1,473,175
Southwest Airlines Co.	76,000	686,280

		2,159,455

Applications Software — 2.5%
Microsoft Corp.	177,900	5,192,901

Auto - Cars/Light Trucks — 0.1%
Ford Motor Co.#	24,100	254,496

Banks - Super Regional — 1.6%
US Bancorp	31,766	988,240
Wells Fargo & Co.	77,040	2,469,132

		3,457,372

Beverages - Non - alcoholic — 0.5%
Coca - Cola Co.	2,000	149,460
PepsiCo, Inc.	12,400	841,340

		990,800

Building - Heavy Construction — 0.5%
Chicago Bridge & Iron Co. NV	27,000	970,380

Cable/Satellite TV — 2.1%
Comcast Corp., Special Class A#	25,010	718,287
DIRECTV, Class A†	38,000	1,689,100
DISH Network Corp., Class A	12,000	336,480
Time Warner Cable, Inc.	22,000	1,658,800

		4,402,667

Chemicals - Diversified — 1.1%
E.I. du Pont de Nemours & Co.	25,500	1,230,630
PPG Industries, Inc.	11,000	1,137,840

		2,368,470

Coal — 0.4%
Peabody Energy Corp.	31,976	746,959

Commercial Services - Finance — 1.9%
Moody’s Corp.#	32,000	1,170,880
Western Union Co.	176,850	2,900,340

		4,071,220

Computer Services — 2.4%
Computer Sciences Corp.	49,000	1,305,360
International Business Machines Corp.	20,000	3,858,000

		5,163,360

Computers — 3.8%
Apple, Inc.†	8,000	4,621,840
Dell, Inc.†	130,000	1,602,900
Hewlett - Packard Co.#	83,000	1,882,440

		8,107,180

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 1.1%
Seagate Technology PLC#	47,000	$1,101,210
Western Digital Corp.†	39,000	1,224,210

		2,325,420

Consumer Products - Misc. — 0.4%
Kimberly - Clark Corp.#	10,600	841,110

Containers - Paper/Plastic — 0.1%
Sealed Air Corp.	13,950	218,318

Cosmetics & Toiletries — 0.5%
Procter & Gamble Co.	16,650	1,037,128

Distribution/Wholesale — 0.7%
Ingram Micro, Inc., Class A†	79,000	1,408,570

Diversified Banking Institutions — 2.6%
Citigroup, Inc.	55,114	1,461,072
Goldman Sachs Group, Inc.	19,000	1,818,300
JPMorgan Chase & Co.	68,580	2,273,427

		5,552,799

Diversified Manufacturing Operations — 2.6%
General Electric Co.	148,740	2,839,447
Ingersoll - Rand PLC	26,000	1,074,060
Parker Hannifin Corp.	19,000	1,553,060

		5,466,567

E - Commerce/Services — 0.9%
Expedia, Inc.#	33,000	1,514,370
IAC/InterActiveCorp.#	8,000	359,360

		1,873,730

Electric - Integrated — 1.3%
Dominion Resources, Inc.	25,670	1,336,380
Southern Co.	32,270	1,481,516

		2,817,896

Electronic Components - Semiconductors — 1.7%
Advanced Micro Devices, Inc.†#	239,000	1,453,120
LSI Corp.†	204,720	1,361,388
Micron Technology, Inc.†#	116,200	678,608

		3,493,116

Electronic Security Devices — 1.5%
Tyco International, Ltd.	61,210	3,253,924

Engineering/R&D Services — 1.2%
Fluor Corp.	27,000	1,265,760
Jacobs Engineering Group, Inc.†#	36,000	1,278,720

		2,544,480

Engines - Internal Combustion — 0.7%
Cummins, Inc.	15,000	1,454,250

Enterprise Software/Service — 1.1%
CA, Inc.#	61,000	1,517,070
Oracle Corp.#	32,500	860,275

		2,377,345

Finance - Credit Card — 0.8%
Discover Financial Services	53,000	1,754,830

Finance - Other Services — 0.2%
NASDAQ OMX Group, Inc.	20,000	437,600

Food - Meat Products — 0.1%
Smithfield Foods, Inc.†#	16,000	314,720

Food - Misc./Diversified — 0.5%
Unilever NV	36,790	1,153,734

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Retail — 1.8%
Kroger Co.#	105,560	$2,323,376
Safeway, Inc.#	81,000	1,540,620

		3,863,996

Funeral Services & Related Items — 0.4%
Service Corp. International#	74,000	847,300

Hotel/Motels — 0.7%
Wyndham Worldwide Corp.	29,000	1,444,200

Independent Power Producers — 0.2%
NRG Energy, Inc.†#	28,000	428,960

Instruments - Controls — 0.5%
Honeywell International, Inc.	17,920	997,427

Insurance - Life/Health — 2.3%
Aflac, Inc.	16,500	661,320
Lincoln National Corp.#	31,052	641,845
Prudential Financial, Inc.	49,260	2,288,127
Unum Group	65,000	1,296,750

		4,888,042

Insurance - Multi - line — 2.6%
ACE, Ltd.	14,490	1,048,062
Hartford Financial Services Group, Inc.#	80,879	1,360,385
MetLife, Inc.	101,940	2,977,667

		5,386,114

Insurance - Property/Casualty — 1.5%
Chubb Corp.	23,000	1,657,610
Travelers Cos., Inc.#	25,470	1,591,620

		3,249,230

Internet Security — 0.7%
Symantec Corp.†	93,000	1,380,120

Medical Instruments — 0.9%
Medtronic, Inc.	49,334	1,817,465

Medical Products — 1.1%
Baxter International, Inc.	17,000	860,540
Zimmer Holdings, Inc.	25,000	1,516,250

		2,376,790

Medical - Biomedical/Gene — 0.3%
Amgen, Inc.	10,250	712,580

Medical - Drugs — 8.2%
Abbott Laboratories	39,000	2,409,810
Bristol - Myers Squibb Co.	16,000	533,440
Eli Lilly & Co.	66,680	2,730,546
Forest Laboratories, Inc.†	45,000	1,575,000
Johnson & Johnson	36,550	2,281,817
Merck & Co., Inc.	63,584	2,389,487
Pfizer, Inc.	247,812	5,419,648

		17,339,748

Medical - HMO — 3.7%
Aetna, Inc.	59,350	2,426,821
Humana, Inc.	19,000	1,451,410
UnitedHealth Group, Inc.	39,000	2,175,030
WellPoint, Inc.	26,000	1,752,140

		7,805,401

Medical - Hospitals — 0.7%
HCA Holdings, Inc.	58,000	1,507,420

Medical - Wholesale Drug Distribution — 2.1%
AmerisourceBergen Corp.	43,000	1,590,570

Security Description	Shares	Value (Note 2)

Medical - Wholesale Drug Distribution (continued)
Cardinal Health, Inc.	26,000	$1,075,880
McKesson Corp.#	20,000	1,745,600

		4,412,050

Metal - Aluminum — 1.0%
Alcoa, Inc.#	239,000	2,043,450

Metal - Copper — 0.2%
Freeport - McMoRan Copper & Gold, Inc.	12,486	400,051

Multimedia — 1.3%
Time Warner, Inc.	30,416	1,048,440
Viacom, Inc., Class B	18,360	876,323
Walt Disney Co.	15,820	723,132

		2,647,895

Networking Products — 1.7%
Cisco Systems, Inc.	218,450	3,567,288

Oil & Gas Drilling — 1.6%
Ensco PLC, Class A	13,299	597,258
Nabors Industries, Ltd.†	106,000	1,436,300
Noble Corp.#	40,572	1,268,687

		3,302,245

Oil Companies - Exploration & Production — 2.3%
Apache Corp.	21,000	1,708,980
Denbury Resources, Inc.†#	9,000	136,080
Devon Energy Corp.#	49,300	2,934,336

		4,779,396

Oil Companies - Integrated — 7.8%
Chevron Corp.	41,730	4,102,476
ConocoPhillips	43,000	2,242,880
Exxon Mobil Corp.	58,350	4,588,061
Hess Corp.	9,400	410,780
Marathon Oil Corp.	97,014	2,416,619
Marathon Petroleum Corp.	44,000	1,587,080
Murphy Oil Corp.	24,000	1,118,880

		16,466,776

Oil Refining & Marketing — 1.3%
Tesoro Corp.†	57,000	1,260,840
Valero Energy Corp.	72,000	1,519,200

		2,780,040

Oil - Field Services — 0.8%
Halliburton Co.	34,010	1,022,341
Weatherford International, Ltd.†#	52,513	630,681

		1,653,022

Paper & Related Products — 0.7%
International Paper Co.	49,000	1,430,800

Private Corrections — 0.5%
Corrections Corp. of America	37,000	964,590

Publishing - Newspapers — 0.7%
Gannett Co., Inc.#	108,000	1,410,480

Retail - Apparel/Shoe — 1.4%
Gap, Inc.#	56,000	1,484,000
Limited Brands, Inc.	33,000	1,463,880

		2,947,880

Retail - Computer Equipment — 0.5%
GameStop Corp., Class A#	57,000	1,093,260

Retail - Consumer Electronics — 0.7%
Best Buy Co., Inc.#	77,000	1,441,440

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Drug Store — 0.1%
Walgreen Co.	8,550	$260,946

Retail - Major Department Stores — 0.8%
J.C. Penney Co., Inc.#	15,750	413,122
Nordstrom, Inc.#	29,000	1,373,730

		1,786,852

Retail - Regional Department Stores — 0.8%
Macy’s, Inc.	42,000	1,598,100

Schools — 1.0%
Apollo Group, Inc., Class A†#	31,000	986,420
ITT Educational Services, Inc.†#	18,000	1,024,200

		2,010,620

Semiconductor Components - Integrated Circuits — 0.2%
Marvell Technology Group, Ltd.†	31,653	396,612

Steel - Producers — 0.3%
Nucor Corp.#	19,850	709,836

Telecom Equipment - Fiber Optics — 0.8%
Corning, Inc.	129,100	1,677,009

Telephone - Integrated — 2.6%
AT&T, Inc.	47,280	1,615,557
Telephone & Data Systems, Inc.	8,696	172,616
Verizon Communications, Inc.	89,470	3,725,531

		5,513,704

Tobacco — 0.7%
Philip Morris International, Inc.	17,000	1,436,670

Vitamins & Nutrition Products — 0.5%
Herbalife, Ltd.#	23,000	1,030,170

Web Portals/ISP — 0.3%
Google, Inc., Class A†	1,000	580,860

Total Long-Term Investment Securities
(cost $205,455,310)		210,194,738

Security Description	Shares	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 15.0%
Registered Investment Companies — 15.0%
State Street Navigator Securities Lending Prime Portfolio(2) (cost $31,505,621)	31,505,621	$31,505,621

TOTAL INVESTMENTS
(cost $236,960,931)(1)	114.6%	241,700,359
Liabilities in excess of other assets	(14.6)	(30,711,297)

NET ASSETS	100.0%	$210,989,062

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At May 31, 2012, the Fund had loaned securities with a total value of $30,748,179 . This was secured by collateral of $31,505,621, which was received in cash and subsequently invested in short-term investments currently valued at $31,505,621 as reported in the portfolio of investments. Additional collateral of $416,855 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mortgage Corp.	0.35% to 5.00%	01/10/13 to 06/15/40
Federal National Mortgage Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	0.38% to 0.88%	06/30/13 to 01/31/17

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical - Drugs	$17,339,748	$—	$—	$17,339,748
Oil Companies - Integrated	16,466,776	—	—	16,466,776
Other Industries*	176,388,214	—	—	176,388,214
Short-Term Investment Securities:
Registered Investment Companies	31,505,621	—	—	31,505,621

Total	$241,700,350	$—	$—	$241,700,359

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	10.2%
Tobacco	7.4
Aerospace/Defense	6.7
Telephone — Integrated	5.8
Oil Companies — Integrated	5.3
Electric — Integrated	4.5
Food — Misc./Diversified	3.6
Diversified Manufacturing Operations	2.9
Cosmetics & Toiletries	2.8
Banks — Super Regional	2.8
Chemicals — Diversified	2.6
Time Deposits	2.5
Applications Software	2.2
Beverages — Non-alcoholic	2.1
Semiconductor Equipment	2.0
Banks — Commercial	2.0
Electronic Components — Semiconductors	2.0
Diversified Banking Institutions	1.7
Insurance — Property/Casualty	1.6
Auto/Truck Parts & Equipment — Original	1.4
Pipelines	1.3
Computer Services	1.3
Commercial Services — Finance	1.3
Cable/Satellite TV	1.3
Metal — Copper	1.2
Transport — Rail	1.2
Telecommunication Equipment	1.2
Retail — Building Products	1.1
Machinery — Construction & Mining	1.1
Medical — Outpatient/Home Medical	1.1
Diversified Minerals	1.1
Machinery — Farming	1.1
Retail — Restaurants	1.0
Aerospace/Defense — Equipment	0.9
Oil Companies — Exploration & Production	0.8
Apparel Manufacturers	0.8
Retail — Apparel/Shoe	0.8
Finance — Credit Card	0.7
Beverages — Wine/Spirits	0.7
Vitamins & Nutrition Products	0.6
Repurchase Agreements	0.5
Transport — Services	0.5
Consumer Products — Misc.	0.5
Instruments — Controls	0.5
Industrial Gases	0.5
Insurance — Multi-line	0.4
Retail — Discount	0.4
Water	0.4
Paper & Related Products	0.4
Insurance — Life/Health	0.4
Metal — Diversified	0.3
Toys	0.3
Oil — Field Services	0.3
Multimedia	0.3
Cellular Telecom	0.3
Gold Mining	0.3
Gas — Distribution	0.2
Medical Labs & Testing Services	0.2
Telecom Services	0.2
Industrial Automated/Robotic	0.2
Electric — Transmission	0.1
Real Estate Investment Trusts	0.1
Containers — Paper/Plastic	0.1
Coal	0.1
Non-Ferrous Metals	0.1

100.3%

*	Calculated as a percentage of net assets

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Aerospace/Defense — 6.7%
General Dynamics Corp.	88,938	$5,692,922
Lockheed Martin Corp.	49,979	4,138,261
Northrop Grumman Corp.	98,528	5,788,520
Raytheon Co.	142,026	7,146,748
Rockwell Collins, Inc.	8,100	407,997

		23,174,448

Aerospace/Defense - Equipment — 0.9%
United Technologies Corp.	41,300	3,060,743

Apparel Manufacturers — 0.8%
VF Corp.	19,600	2,764,384

Applications Software — 2.2%
Microsoft Corp.	257,596	7,519,227

Auto/Truck Parts & Equipment - Original — 1.4%
Autoliv, Inc.	69,741	4,031,727
Johnson Controls, Inc.	31,500	949,410

		4,981,137

Banks - Commercial — 2.0%
Bank of Nova Scotia	41,800	2,143,725
M&T Bank Corp.	5,600	455,392
National Bank of Canada	34,500	2,460,444
Toronto - Dominion Bank	25,800	1,975,123

		7,034,684

Banks - Super Regional — 2.8%
US Bancorp	105,700	3,288,327
Wells Fargo & Co.	195,500	6,265,775

		9,554,102

Beverages - Non - alcoholic — 2.1%
Coca - Cola Co.	39,300	2,936,889
Dr Pepper Snapple Group, Inc.	104,761	4,322,439

		7,259,328

Beverages - Wine/Spirits — 0.7%
Diageo PLC	101,635	2,423,219

Cable/Satellite TV — 1.3%
Comcast Corp., Special Class A	93,600	2,688,192
Time Warner Cable, Inc.	22,300	1,681,420

		4,369,612

Cellular Telecom — 0.3%
Vodafone Group PLC ADR	34,100	913,539

Chemicals - Diversified — 2.6%
Dow Chemical Co.	40,000	1,242,400
E.I. du Pont de Nemours & Co.	148,378	7,160,722
Olin Corp.	31,100	596,187

		8,999,309

Coal — 0.1%
CONSOL Energy, Inc.	5,400	151,632
Peabody Energy Corp.	4,100	95,776

		247,408

Commercial Services - Finance — 1.3%
Automatic Data Processing, Inc.	10,500	547,575
H&R Block, Inc.	254,090	3,879,954

		4,427,529

Computer Services — 1.3%
International Business Machines Corp.	23,000	4,436,700

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.5%
Kimberly - Clark Corp.	21,900	$1,737,765

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	9,800	262,934

Cosmetics & Toiletries — 2.8%
Avon Products, Inc.	209,115	3,460,853
Procter & Gamble Co.	102,346	6,375,132

		9,835,985

Diversified Banking Institutions — 1.7%
Bank of America Corp.	108,900	800,415
JPMorgan Chase & Co.	157,700	5,227,755

		6,028,170

Diversified Manufacturing Operations — 2.9%
3M Co.	21,600	1,823,256
General Electric Co.	427,483	8,160,650

		9,983,906

Diversified Minerals — 1.1%
BHP Billiton, Ltd.	122,618	3,818,566

Electric - Integrated — 4.5%
American Electric Power Co., Inc.	25,100	966,601
Consolidated Edison, Inc.	8,800	531,168
Dominion Resources, Inc.	41,800	2,176,108
Duke Energy Corp.	39,800	874,804
Edison International	18,300	822,768
FirstEnergy Corp.	26,600	1,244,614
International Power PLC	200,200	1,277,390
NextEra Energy, Inc.	29,600	1,934,064
Northeast Utilities	20,100	723,801
PPL Corp.	21,900	599,403
Public Service Enterprise Group, Inc.	48,200	1,503,358
Southern Co.	49,500	2,272,545
Wisconsin Energy Corp.	21,300	805,992

		15,732,616

Electric - Transmission — 0.1%
ITC Holdings Corp.	7,000	482,650

Electronic Components - Semiconductors — 2.0%
Intel Corp.	264,879	6,844,473

Finance - Credit Card — 0.7%
American Express Co.	45,100	2,517,933

Food - Misc./Diversified — 3.6%
General Mills, Inc.	46,500	1,780,020
H.J. Heinz Co.	24,500	1,300,460
Kraft Foods, Inc., Class A	183,657	7,028,553
Unilever NV	72,400	2,270,464

		12,379,497

Gas - Distribution — 0.2%
Sempra Energy	12,400	806,124

Gold Mining — 0.3%
Barrick Gold Corp.	22,400	880,298

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	9,200	667,092

Industrial Gases — 0.5%
Praxair, Inc.	14,900	1,582,976

Instruments - Controls — 0.5%
Honeywell International, Inc.	30,700	1,708,762

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Life/Health — 0.4%
Prudential Financial, Inc.	26,300	$1,221,635

Insurance - Multi - line — 0.4%
ACE, Ltd.	20,600	1,489,998

Insurance - Property/Casualty — 1.6%
Chubb Corp.	33,700	2,428,759
Travelers Cos., Inc.	48,600	3,037,014

		5,465,773

Machinery - Construction & Mining — 1.1%
Caterpillar, Inc.	44,000	3,855,280

Machinery - Farming — 1.1%
Deere & Co.	49,200	3,634,404

Medical Labs & Testing Services — 0.2%
Quest Diagnostics, Inc.	13,800	785,220

Medical - Drugs — 10.2%
Abbott Laboratories	31,700	1,958,743
Bristol - Myers Squibb Co.	186,153	6,206,341
Eli Lilly & Co.	102,118	4,181,732
Johnson & Johnson	103,700	6,473,991
Merck & Co., Inc.	202,958	7,627,162
Pfizer, Inc.	403,172	8,817,372

		35,265,341

Medical - Outpatient/Home Medical — 1.1%
Lincare Holdings, Inc.	167,274	3,835,593

Metal - Copper — 1.2%
Southern Copper Corp.	148,740	4,231,653

Metal - Diversified — 0.3%
Rio Tinto, Ltd.	21,148	1,171,331

Multimedia — 0.3%
Walt Disney Co.	20,600	941,626

Non - Ferrous Metals — 0.1%
Cameco Corp.	9,700	186,515

Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	15,338	139,883

Oil Companies - Exploration & Production — 0.8%
EQT Corp.	22,400	1,038,912
Occidental Petroleum Corp.	23,200	1,839,064

		2,877,976

Oil Companies - Integrated — 5.3%
Chevron Corp.	66,400	6,527,784
ConocoPhillips	26,600	1,387,456
Exxon Mobil Corp.	59,100	4,647,033
Marathon Oil Corp.	42,500	1,058,675
Marathon Petroleum Corp.	21,550	777,308
Phillips 66†	13,150	394,895
Royal Dutch Shell PLC, Class A	19,600	607,473
Total SA ADR	65,600	2,825,392

		18,226,016

Oil - Field Services — 0.3%
Schlumberger, Ltd.	16,600	1,049,950

Paper & Related Products — 0.4%
MeadWestvaco Corp.	47,000	1,292,500

Security Description	Shares	Value (Note 2)

Pipelines — 1.3%
Enbridge, Inc.	79,600	$3,145,158
Kinder Morgan, Inc.	12,300	420,537
Spectra Energy Corp.	34,200	981,882

		4,547,577

Real Estate Investment Trusts — 0.1%
American Tower Corp.	200	12,976
Weyerhaeuser Co.	20,768	413,491

		426,467

Retail - Apparel/Shoe — 0.8%
Limited Brands, Inc.	61,700	2,737,012

Retail - Building Products — 1.1%
Home Depot, Inc.	79,900	3,942,266

Retail - Discount — 0.4%
Wal - Mart Stores, Inc.	21,400	1,408,548

Retail - Restaurants — 1.0%
McDonald’s Corp.	39,400	3,519,996

Semiconductor Equipment — 2.0%
Applied Materials, Inc.	315,724	3,261,429
KLA - Tencor Corp.	82,754	3,792,616

		7,054,045

Telecom Services — 0.2%
BCE, Inc.	18,400	733,976

Telecommunication Equipment — 1.2%
Harris Corp.	103,368	4,111,979

Telephone - Integrated — 5.8%
AT&T, Inc.	252,287	8,620,647
CenturyLink, Inc.	84,046	3,296,284
Verizon Communications, Inc.	195,904	8,157,443

		20,074,374

Tobacco — 7.4%
Altria Group, Inc.	181,997	5,858,483
Lorillard, Inc.	51,633	6,381,839
Philip Morris International, Inc.	108,127	9,137,813
Reynolds American, Inc.	101,808	4,259,647

		25,637,782

Toys — 0.3%
Mattel, Inc.	36,500	1,136,245

Transport - Rail — 1.2%
Canadian National Railway Co.	31,000	2,540,140
Union Pacific Corp.	14,400	1,604,160

		4,144,300

Transport - Services — 0.5%
United Parcel Service, Inc., Class B	23,700	1,776,078

Vitamins & Nutrition Products — 0.6%
Mead Johnson Nutrition Co.	27,400	2,212,276

Water — 0.4%
American Water Works Co., Inc.	40,600	1,388,926

Total Long - Term Investment Securities
(cost $305,646,789)		336,957,657

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12 (cost $8,620,000)	$8,620,000	$8,620,000

REPURCHASE AGREEMENT — 0.5%
State Street Bank and Trust Co. Joint Repurchase Agreement (cost $1,957,000)(1)	1,957,000	1,957,000

TOTAL INVESTMENTS
(cost $316,223,789)(2)	100.3%	347,534,657
Liabilities in excess of other assets	(0.3)	(1,102,311)

NET ASSETS	100.0%	$346,432,346

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipts

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$23,174,448	$—	$—	$23,174,448
Medical - Drugs	35,265,341	—	—	35,265,341
Oil Companies - Integrated	18,226,016	—	—	18,226,016
Telephone - Integrated	20,074,374	—	—	20,074,374
Tobacco	25,637,782	—	—	25,637,782
Other Industries*	214,579,696	—	—	214,579,696
Short-Term Investment Securities:
Time Deposits	—	8,620,000	—	8,620,000
Repurchase Agreement	—	1,957,000	—	1,957,000

Total	$336,957,657	$10,577,000	$—	$347,534,657

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	12.6%
Oil Companies — Integrated	8.2
Auto — Cars/Light Trucks	7.0
Electronic Components — Semiconductors	6.2
Registered Investment Companies	4.5
Metal — Iron	4.3
Oil Companies — Exploration & Production	4.0
Computers	3.3
Semiconductor Components — Integrated Circuits	3.3
Diversified Operations	3.1
Chemicals — Diversified	3.0
Food — Misc./Diversified	2.7
Cellular Telecom	2.7
Electronic Components — Misc.	2.7
Coal	2.3
Diversified Financial Services	2.2
Metal — Diversified	2.1
Brewery	2.1
Water	2.0
Insurance — Multi-line	1.5
Computer Services	1.5
Finance — Mortgage Loan/Banker	1.4
Electric — Integrated	1.3
Female Health Care Products	1.3
Rubber — Tires	1.3
Casino Hotels	1.2
Telephone — Integrated	1.2
Computers — Periphery Equipment	1.1
Auto/Truck Parts & Equipment — Original	1.1
Food — Meat Products	1.0
Shipbuilding	1.0
Building Products — Cement	0.8
Telecom Services	0.8
Steel — Producers	0.7
Insurance — Property/Casualty	0.7
Oil Refining & Marketing	0.7
Appliances	0.7
Banks — Super Regional	0.6
Gold Mining	0.6
Internet Content — Entertainment	0.5
Non — Ferrous Metals	0.5
Time Deposits	0.5
Audio/Video Products	0.5
Tobacco	0.5
Building — Residential/Commercial	0.4
Housewares	0.3
Agricultural Operations	0.3
Chemicals — Fibers	0.3
Real Estate Operations & Development	0.2

102.8%

Country Allocation*

South Korea	17.8%
Brazil	16.5
China	12.9
Taiwan	9.2
Russia	7.2
South Africa	7.1
United States	5.0
Hong Kong	4.9
India	4.6
Thailand	4.5
Cayman Islands	3.3
Bermuda	2.4
Poland	2.1
Turkey	1.6
Mexico	0.9
Ireland	0.8
Kazakhstan	0.7
Malaysia	0.7
Luxembourg	0.3
Indonesia	0.3

102.8%

*	Calculated as a percentage of net assets

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 87.4%
Bermuda — 2.4%
Jardine Matheson Holdings, Ltd.	116,400	$5,633,760
Skyworth Digital Holdings, Ltd.	5,414,000	2,434,418
VimpelCom, Ltd. ADR	506,200	3,730,694

		11,798,872

Brazil — 6.1%
Banco do Brasil SA	374,600	3,714,704
BRF - Brasil Foods SA ADR#	337,500	5,254,875
Cia de Saneamento Basico do Estado de Sao Paulo	178,900	6,298,777
Iochpe - Maxion SA	146,900	1,828,192
MRV Engenharia e Participacoes SA	513,400	2,204,450
Telefonica Brasil SA ADR	246,000	5,810,520
Tim Participacoes SA ADR	223,400	5,462,130

		30,573,648

Cayman Islands — 3.3%
China Shanshui Cement Group, Ltd.	4,762,000	3,779,389
Dongyue Group	3,865,000	2,524,696
Hengan International Group Co., Ltd.	691,000	6,597,020
NetEase, Inc. ADR†	42,900	2,675,244
Soho China, Ltd.	1,495,000	1,017,013

		16,593,362

China — 12.9%
Bank of China, Ltd.	13,768,000	5,268,401
China Construction Bank Corp.	17,076,000	11,902,411
China Minsheng Banking Corp., Ltd.†	2,750,000	2,618,356
China Shenhua Energy Co., Ltd.	1,707,500	6,016,855
Dongfeng Motor Group Co., Ltd.†	3,750,000	6,338,940
Great Wall Motor Co., Ltd.	2,122,500	4,359,007
Industrial & Commercial Bank of China	19,283,000	11,801,026
PetroChina Co., Ltd.	7,074,000	8,940,990
Ping An Insurance Group Co.	1,026,000	7,554,664

		64,800,650

Hong Kong — 4.9%
China Mobile, Ltd.	287,000	2,900,858
CNOOC, Ltd.	5,662,000	10,212,909
Guangdong Investment, Ltd.	4,972,000	3,260,622
Lenovo Group, Ltd.	7,064,000	6,006,841
SJM Holdings, Ltd.	1,261,000	2,251,800

		24,633,030

India — 4.6%
Housing Development Finance Corp.	602,803	6,994,372
Infosys, Ltd. ADR#	172,200	7,249,620
Oil & Natural Gas Corp., Ltd.	572,998	2,586,564
Tata Motors, Ltd. ADR	297,300	6,180,867

		23,011,423

Indonesia — 0.3%
Indofood Sukses Makmur Tbk PT	3,215,000	1,616,051

Ireland — 0.8%
Dragon Oil PLC#	532,400	4,092,418

Kazakhstan — 0.7%
KazMunaiGas Exploration Production GDR	191,904	3,565,576

Luxembourg — 0.3%
Kernel Holding SA†	108,273	1,709,847

Malaysia — 0.7%
UMW Holdings Bhd	1,316,400	3,316,162

Mexico — 0.9%
Compartamos SAB de CV#	1,865,700	1,937,180
Grupo Financiero Banorte SAB de CV#	605,400	2,704,645

		4,641,825

Security Description	Shares	Value (Note 2)

Poland — 2.1%
KGHM Polska Miedz SA	141,331	$5,101,483
Polskie Gornictwo Naftowe I Gazownictwo SA	2,992,300	3,248,739
Powszechna Kasa Oszczednosci Bank Polski SA	242,053	2,184,286

		10,534,508

Russia — 7.2%
Lukoil OAO ADR†	171,040	8,959,075
MMC Norilsk Nickel OJSC ADR†	368,073	5,454,842
Mobile Telesystems OJSC ADR†	151,700	2,524,288
Sberbank of Russia ADR	836,181	8,286,554
Severstal OAO GDR	336,096	3,673,529
Tatneft ADR (OTC)†	114,800	3,497,956
Tatneft ADR(LSE)†	111,966	3,411,604

		35,807,848

South Africa — 7.1%
AVI, Ltd.	524,900	3,009,639
Exxaro Resources, Ltd.	246,705	5,496,895
Imperial Holdings, Ltd.	366,300	7,133,058
Kumba Iron Ore, Ltd.	101,484	6,275,438
Sasol, Ltd.	187,200	7,963,072
Tiger Brands, Ltd.	197,174	5,608,594

		35,486,696

South Korea — 17.8%
BS Financial Group, Inc.	315,840	3,104,210
Dongbu Insurance Co., Ltd.	90,025	3,604,051
Hana Financial Group, Inc.	178,800	5,635,552
Hankook Tire Co., Ltd.	161,580	6,502,902
Hyundai Motor Co.	54,521	11,271,446
Kangwon Land, Inc.	177,700	3,794,145
Kia Motors Corp.	103,530	7,035,040
Kolon Industries, Inc.	26,430	1,455,582
Korea Zinc Co., Ltd.	8,600	2,586,740
KT&G Corp.	34,582	2,303,025
S-Oil Corp.	43,541	3,419,827
Samsung Electronics Co., Ltd.	24,768	25,413,301
Samsung Heavy Industries Co., Ltd.	155,820	4,825,436
SK Hynix, Inc.†	286,130	5,600,172
Woori Finance Holdings Co., Ltd.	277,000	2,581,656

		89,133,085

Taiwan — 9.2%
Chicony Electronics Co., Ltd.	1,362,000	2,587,289
Compal Electronics, Inc.	5,546,000	5,722,889
E Ink Holdings, Inc.	1,299,000	1,379,600
Hon Hai Precision Industry Co., Ltd.	537,000	1,574,226
Hon Hai Precision Industry Co., Ltd. GDR(LSE)	726,142	4,215,254
Hon Hai Precision Industry Co., Ltd. GDR(OTC)	472,800	2,744,604
Lite-On Technology Corp.	2,132,000	2,728,572
Radiant Opto-Electronics Corp.	796,000	3,586,907
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,210,400	16,618,792
Wistron Corp.	4,005,000	5,085,416

		46,243,549

Thailand — 4.5%
Charoen Pokphand Foods PCL(3)	5,479,100	6,544,265
Krung Thai Bank PCL(3)	5,267,000	2,483,263
PTT Global Chemical PCL(3)	2,548,384	4,345,429
PTT PCL	697,500	6,642,857
Total Access Communication PCL	1,105,800	2,676,304

		22,692,118

Turkey — 1.6%
Arcelik AS	806,605	3,382,572
Koza Altin Isletmeleri AS	163,700	2,765,277

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Turkey (continued)
Turkiye Sise ve Cam Fabrikalari AS	1,250,608	$1,710,176

		7,858,025

Total Common Stock
(cost $457,337,975)		438,108,693

PREFERRED STOCK — 10.4%
Brazil — 10.4%
Banco Estado Rio Grande Sul	367,900	2,918,611
Cia Energetica de Minas Gerais ADR	394,750	6,801,542
Companhia de Bebidas das Americas ADR	272,900	10,465,715
Itau Unibanco Holding SA ADR	755,400	10,930,638
Petroleo Brasileiro SA ADR	317,400	5,998,860
Vale SA ADR#	824,000	14,930,880

Total Preferred Stock
(cost $58,494,675)		52,046,246

Total Long-Term Investment Securities
(cost $515,832,650)		490,154,939

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Registered Investment Companies — 4.5%
State Street Navigator Securities Lending Prime Portfolio(1)	22,808,765	$22,808,765

Time Deposits — 0.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$2,453,000	2,453,000

Total Short-Term Investment Securities
(cost $25,261,765)		25,261,765

TOTAL INVESTMENTS —
(cost $541,094,415)(2)	102.8%	515,416,704
Liabilities in excess of other assets	(2.8)	(14,099,502)

NET ASSETS —	100.0%	$501,317,202

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $21,981,784. This was secured by collateral of $22,808,765, which was received in cash and subsequently invested in short-term investments currently valued at $22,808,765 as reported in the portfolio of investments (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).

ADR—American Depository Receipt

GDR—Global Depository Receipt

OTC—Over The Counter

LSE—London Stock Exchange

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Brazil	$30,573,648	$—	$—	$30,573,648
China	64,800,650	—	—	64,800,650
Russia	35,807,848	—	—	35,807,848
South Africa	35,486,696	—	—	35,486,696
South Korea	89,133,085	—	—	89,133,085
Taiwan	46,243,549	—	—	46,243,549
Other Countries*	122,690,260	13,372,957	—	136,063,217
Preferred Stock	52,046,246	—	—	52,046,246
Short-Term Investment Securities:
Registered Investment Companies	22,808,765	—	—	22,808,765
Time Deposits	—	2,453,000	—	2,453,000

Total	$499,590,747	$15,825,957	$—	$515,416,704

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Foreign Value Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	10.9%
Diversified Banking Institutions	8.3
Oil Companies — Integrated	8.1
Registered Investment Companies	7.1
Telecom Services	5.3
Insurance — Life/Health	5.1
Insurance — Reinsurance	3.4
Cellular Telecom	3.2
Food — Retail	3.2
Telephone — Integrated	3.0
Insurance — Multi-line	2.8
Electronic Components — Semiconductors	2.4
Electronic Components — Misc.	2.4
Semiconductor Components — Integrated Circuits	2.4
Finance-Investment Banker/Broker	2.2
Diversified Financial Services	2.1
Auto — Cars/Light Trucks	2.0
Oil Companies — Exploration & Production	1.9
Human Resources	1.7
Computers	1.5
Retail — Building Products	1.5
Electric — Integrated	1.5
Security Services	1.3
Steel — Producers	1.2
Oil Refining & Marketing	1.2
Banks — Commercial	1.2
Internet Security	1.1
Diversified Manufacturing Operations	1.1
Chemicals — Diversified	1.1
Insurance-Property/Casualty	1.0
Aerospace/Defense	1.0
Containers-Metal/Glass	1.0
Import/Export	0.9
Publishing — Books	0.9
Building & Construction — Misc.	0.8
Building Products — Cement	0.8
Metal — Iron	0.7
Wireless Equipment	0.7
Federal Home Loan Mtg. Corp.	0.7
Oil & Gas Drilling	0.7
Building Products — Air & Heating	0.7
Engineering/R&D Services	0.7
Multimedia	0.7
Airlines	0.6
Chemicals — Other	0.6
Energy — Alternate Sources	0.5
Retail — Major Department Stores	0.5
Food — Wholesale/Distribution	0.4
Chemicals — Specialty	0.4
Machinery — General Industrial	0.4
Apparel Manufacturers	0.3
Food — Misc./Diversified	0.3
Metal Products — Distribution	0.3
Power Converter/Supply Equipment	0.2
Medical — Biomedical/Gene	0.2

106.2%

Country Allocation*

United Kingdom	21.2%
France	12.5
Switzerland	10.6
Netherlands	8.7
United States	7.8
South Korea	7.1
Japan	5.8
Germany	5.8
Norway	4.6
Taiwan	3.9
Singapore	2.4
Canada	1.4
Russia	1.2
India	1.2
Spain	1.1
Brazil	1.1
Italy	1.1
Cayman Islands	1.1
China	1.1
Denmark	1.1
Australia	1.0
Hong Kong	0.9
Ireland	0.8
Sweden	0.7
Austria	0.7
Jersey	0.7
Bermuda	0.3
Belgium	0.3

106.2%

*	Calculated as a percentage of net assets

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Australia — 1.0%
Billabong International, Ltd.#	1,335,207	$2,497,200
Downer EDI, Ltd.†	1,631,724	5,229,329

		7,726,529

Austria — 0.7%
Telekom Austria AG#	559,694	5,155,861

Belgium — 0.3%
KBC Groep NV#	135,854	2,081,316

Bermuda — 0.3%
First Pacific Co. Ltd.	2,330,000	2,404,584

Canada — 1.4%
Suncor Energy, Inc.	190,800	5,178,026
Talisman Energy, Inc.	534,640	5,642,229

		10,820,255

Cayman Islands — 1.1%
Kingboard Chemical Holdings, Ltd.	1,995,000	4,292,506
Trina Solar, Ltd. ADR†#	636,710	3,915,766

		8,208,272

China — 1.1%
China Telecom Corp., Ltd.	11,947,823	5,495,517
Shanghai Electric Group Co., Ltd.	5,540,000	2,519,625

		8,015,142

Denmark — 1.1%
Danske Bank A/S†	480,990	6,366,939
Vestas Wind Systems A/S†#	251,200	1,537,396

		7,904,335

France — 12.5%
AXA SA	996,452	11,188,822
BNP Paribas SA#	366,550	11,659,580
Carrefour SA	382,660	6,598,206
France Telecom SA#	732,465	9,201,844
GDF Suez	172,090	3,399,310
Ipsen SA	88,550	2,263,750
Sanofi	341,550	23,227,971
Societe Generale SA†	412,383	8,189,183
Total SA	279,300	12,006,253
Vivendi SA	417,982	6,749,864

		94,484,783

Germany — 5.8%
Deutsche Lufthansa AG	431,830	4,529,032
E.ON AG	445,220	8,136,608
Kloeckner & Co. SE#†	211,880	2,009,723
Merck KGaA	120,990	11,191,890
Muenchener Rueckversicherungs AG#	77,140	9,562,211
Siemens AG	99,875	8,213,685

		43,643,149

Hong Kong — 0.9%
China Mobile, Ltd.	701,500	7,090,423

India — 1.2%
Reliance Industries, Ltd. GDR(LSE)*	94,320	2,284,430
Reliance Industries, Ltd. GDR(OTC)*	272,250	6,593,895

		8,878,325

Ireland — 0.8%
CRH PLC	352,760	5,932,156

Italy — 1.1%
UniCredit SpA#†	2,772,333	8,494,562

Security Description	Shares	Value (Note 2)

Japan — 5.8%
ITOCHU Corp.	639,000	$7,004,862
Mazda Motor Corp.†	2,066,000	2,636,549
NKSJ Holdings, Inc.	418,999	7,710,523
Nomura Holdings, Inc.	1,758,100	5,810,974
Toyota Motor Corp.	320,900	12,449,413
Trend Micro, Inc.	309,900	8,494,962

		44,107,283

Jersey — 0.7%
Informa PLC	943,060	4,957,698

Netherlands — 8.7%
Aegon NV#	2,326,133	9,796,557
Akzo Nobel NV	177,000	8,084,710
ING Groep NV CVA†	4,285,844	24,753,723
Koninklijke Philips Electronics NV	562,120	9,939,382
Randstad Holding NV	236,610	6,408,710
Reed Elsevier NV	654,324	6,786,496

		65,769,578

Norway — 4.6%
Statoil ASA#	746,520	16,835,126
Telenor ASA#	1,244,458	18,183,833

		35,018,959

Russia — 1.2%
Gazprom OAO ADR(LSE)†	253,600	2,222,804
Gazprom OAO ADR(OTC)†	767,400	6,737,772

		8,960,576

Singapore — 2.4%
Flextronics International, Ltd.†	1,326,280	8,514,718
Singapore Telecommunications, Ltd.	4,103,999	9,873,038

		18,387,756

South Korea — 7.1%
KB Financial Group, Inc.	506,733	15,842,785
KIWOOM Securities Co., Ltd.	89,050	5,734,209
Korea Investment Holdings Co., Ltd.	129,250	4,391,379
POSCO	30,835	9,457,547
Samsung Electronics Co., Ltd.	17,987	18,455,630

		53,881,550

Spain — 1.1%
Telefonica SA#	770,656	8,516,215
Telefonica SA ADR#	837	9,266

		8,525,481

Sweden — 0.7%
Telefonaktiebolaget LM Ericsson, Class B	637,260	5,412,477

Switzerland — 10.6%
Basilea Pharmaceutica#†	33,210	1,410,318
Credit Suisse Group AG	976,338	18,504,537
Lonza Group AG†	86,480	3,073,341
Noble Corp.#	169,310	5,294,324
Novartis AG	166,100	8,626,906
Roche Holding AG	102,700	16,028,537
Swiss Re AG	294,940	17,003,799
UBS AG†(ZSE)	504,919	5,691,937
UBS AG†(NYSE)	441,010	5,018,694

		80,652,393

Taiwan — 3.9%
Compal Electronics, Inc.	11,335,528	11,697,074
Siliconware Precision Industries Co.	8,689,000	9,461,019
Taiwan Semiconductor Manufacturing Co., Ltd.	3,035,862	8,655,584

		29,813,677

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom — 21.2%
Aviva PLC	3,356,978	$13,529,421
BAE Systems PLC	1,818,520	7,645,774
BP PLC	1,687,372	10,269,682
BP PLC ADR	180	6,563
Carillion PLC#	1,538,340	6,183,281
G4S PLC	2,215,310	9,430,120
GlaxoSmithKline PLC	971,621	21,533,509
Hays PLC	6,300,480	7,049,678
Kingfisher PLC	2,660,645	11,563,654
Lloyds Banking Group PLC†	14,357,580	5,616,062
Marks & Spencer Group PLC	678,710	3,466,537
Premier Foods PLC#†	1,975,131	3,318,039
Rexam PLC	1,196,170	7,433,143
Royal Dutch Shell PLC, Class A	167,235	5,175,858
Royal Dutch Shell PLC, Class B	268,205	8,591,637
SIG PLC#	4,032,874	5,264,500
Tesco PLC	3,688,800	17,200,509
Vodafone Group PLC	6,644,657	17,716,492

		160,994,459

Total Common Stock
(cost $944,997,760)		737,321,579

PREFERRED STOCK — 1.1%
Brazil — 1.1%
Petroleo Brasileiro SA ADR	147,700	2,791,530
Vale SA ADR#	315,774	5,721,825

Total Preferred Stock
(cost $7,868,777)		8,513,355

RIGHTS† — 0.0%
Spain — 0.0%
Telefonica SA Expires 06/01/12 (cost $279,383)	770,640	223,931

Total Long-Term Investment Securities
(cost $953,145,920)		746,058,865

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 7.8%
Registered Investment Companies — 7.1%
State Street Navigator Securities Lending Prime Portfolio(2)	53,589,355	$53,589,355

U.S. Government Agencies — 0.7%
Fed Home Loan Bank Disc. Notes 0.01% due 06/01/12	$5,400,000	5,400,000

Total Short-Term Investment Securities
(cost $58,989,355)		58,989,355

TOTAL INVESTMENTS —
(cost $1,012,135,275)(1)	106.2%	805,048,220
Liabilities in excess of other assets	(6.2)	(46,954,572)

NET ASSETS —	100.0%	$758,093,648

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $8,878,325 representing 1.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	See Note 5 for cost of investments on a tax basis.
(2)	At May 31, 2012, the Fund had loaned securities with a total value of $50,877,747. This was secured by collateral of $53,589,355, which was received in cash and subsequently invested in short-term investments currently valued at $53,589,355 as reported in the portfolio of investments. Additional collateral of $67 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	2.38% to 4.50%	10/31/14 to 05/15/38

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NYSE—New York Stock Exchange

OTC—Over The Counter

SE—Societas Europaea

ZSE—Zurich Stock Exchange

VALIC Company I Foreign Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
France	$94,484,783	$—	$—	$94,484,783
Germany	43,643,149	—	—	43,643,149
Japan	44,107,283	—	—	44,107,283
Netherlands	65,769,578	—	—	65,769,578
South Korea	53,881,550	—	—	53,881,550
Switzerland	80,652,393	—	—	80,652,393
United Kingdom	160,994,459	—	—	160,994,459
Other Countries*	193,788,384	—	—	193,788,384
Preferred Stock	8,513,355	—	—	8,513,355
Rights	223,931	—	—	223,931
Short-Term Investment Securities:
Registered Investment Companies	53,589,355	—	—	53,589,355
U.S. Government Agencies	—	5,400,000	—	5,400,000

Total	$799,648,220	$5,400,000	$—	$805,048,220

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Real Estate Investment Trusts	74.0%
Real Estate Operations & Development	16.7
Real Estate Management/Services	6.1
Time Deposits	2.4
Casino Hotels	0.5

99.7%

Country Allocation*

United States	45.9%
Hong Kong	10.0
Japan	9.1
Australia	7.9
Canada	6.5
United Kingdom	5.3
Singapore	4.4
France	4.2
Switzerland	1.6
Netherlands	1.1
Bermuda	1.0
Germany	0.9
Sweden	0.9
Cayman Islands	0.9

99.7%

*	Calculated as a percentage of net assets

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Australia — 7.9%
BGP Holdings PLC†(1)(2)	479,213	$0
CFS Retail Property Trust†	696,672	1,275,820
Charter Hall Group	332,524	728,801
Dexus Property Group	5,025,713	4,601,813
GPT Group	362,595	1,144,380
Stockland	997,552	3,099,771
Westfield Group	621,179	5,500,270
Westfield Retail Trust	2,273,895	6,024,801

		22,375,656

Bermuda — 1.0%
Hong Kong Land Holdings, Ltd.	240,000	1,344,000
Kerry Properties, Ltd.	335,500	1,346,487

		2,690,487

Brazil — 0.0%
BR Properties SA	5,300	60,178

Canada — 6.5%
Allied Properties Real Estate Investment Trust	49,076	1,365,110
Boardwalk Real Estate Investment Trust	22,100	1,255,368
Brookfield Office Properties, Inc.	88,400	1,478,112
Calloway Real Estate Investment Trust	38,200	1,068,868
Canadian Apartment Properties REIT	60,497	1,408,678
Canadian Real Estate Investment Trust	43,500	1,657,283
Dundee Real Estate Investment Trust	52,698	1,837,810
H&R Real Estate Investment Trust	67,200	1,561,504
Primaris Retail Real Estate Investment Trust	64,459	1,426,667
RioCan Real Estate Investment Trust	127,500	3,295,977
Transglobe Apartment Real Estate Investment Trust(1)	144,600	1,974,014

		18,329,391

Cayman Islands — 0.9%
Shimao Property Holdings, Ltd.	1,844,000	2,461,343

France — 4.2%
Fonciere Des Regions	17,077	1,098,862
Gecina SA	12,336	1,046,388
ICADE†	17,094	1,320,412
Klepierre	44,953	1,392,390
Societe Immobiliere de Location pour l’Industrie et le Commerce†	8,615	838,028
Unibail - Rodamco SE	36,566	6,040,574

		11,736,654

Germany — 0.9%
Deutsche Euroshop AG	35,291	1,302,357
Deutsche Wohnen AG	68,218	1,054,395
GSW Immobilien AG†	6,852	239,136

		2,595,888

Hong Kong — 10.0%
China Overseas Land & Investment, Ltd.	1,632,000	3,418,946
Galaxy Entertainment Group, Ltd.†	630,000	1,553,581
Hang Lung Properties, Ltd.	1,500,000	4,783,194
Henderson Land Development Co., Ltd.	1,237,000	6,191,734
Link REIT	1,232,500	4,763,868
Sun Hung Kai Properties, Ltd.	667,504	7,542,321

		28,253,644

Japan — 9.1%
Advance Residence Investment Corp.	467	861,769
Mitsubishi Estate Co., Ltd.	448,000	6,969,270
Mitsui Fudosan Co., Ltd.	491,000	8,195,865
Nippon Building Fund, Inc.	193	1,761,039
Orix JREIT, Inc.	339	1,514,166

Security Description	Shares	Value (Note 2)

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	169,000	$3,554,262
United Urban Investment Corp.	2,667	2,882,783

		25,739,154

Netherlands — 1.1%
Corio NV	50,430	2,091,444
Eurocommercial Properties NV	29,673	970,285

		3,061,729

Singapore — 4.4%
AIMS AMP Capital Industrial REIT	795,000	703,321
CapitaLand, Ltd.	2,724,000	5,369,362
K - REIT Asia	3,809,000	2,896,803
Mapletree Industrial Trust	3,733,000	3,331,484

		12,300,970

Sweden — 0.9%
Castellum AB	131,333	1,473,417
Fabege AB	140,427	1,019,688

		2,493,105

Switzerland — 1.6%
PSP Swiss Property AG†	25,283	2,134,355
Swiss Prime Site AG†	29,050	2,317,780

		4,452,135

United Kingdom — 5.3%
British Land Co. PLC	370,639	2,759,035
Capital & Counties Properties PLC	245,907	733,349
Capital Shopping Centres Group PLC	211,058	1,004,473
Derwent London PLC	59,737	1,605,643
Great Portland Estates PLC	226,268	1,316,783
Hammerson PLC	351,778	2,259,724
Land Securities Group PLC	320,120	3,497,986
Segro PLC	309,411	1,016,675
Shaftesbury PLC	90,561	704,842

		14,898,510

United States — 43.5%
Acadia Realty Trust	63,161	1,412,912
Alexandria Real Estate Equities, Inc.	43,619	2,986,157
American Tower Corp.	113,297	7,350,709
AvalonBay Communities, Inc.	59,780	8,354,255
Boston Properties, Inc.	52,205	5,373,461
Brandywine Realty Trust	140,700	1,580,061
DCT Industrial Trust, Inc.	402,995	2,345,431
DDR Corp.	194,415	2,700,424
DiamondRock Hospitality Co.	130,501	1,297,180
Digital Realty Trust, Inc.	41,570	2,941,909
Douglas Emmett, Inc.	28,094	601,212
Duke Realty Corp.	241,992	3,349,169
Equity Residential	85,914	5,249,345
Essex Property Trust, Inc.	39,889	6,001,699
General Growth Properties, Inc.	221,749	3,714,296
HCP, Inc.	78,086	3,189,032
Health Care REIT, Inc.	31,896	1,769,271
Healthcare Realty Trust, Inc.	91,910	2,010,991
Host Hotels & Resorts, Inc.	367,883	5,613,895
Hudson Pacific Properties, Inc.	33,700	539,874
Kilroy Realty Corp.	74,064	3,400,278
Kimco Realty Corp.	145,506	2,611,833
Macerich Co.	61,839	3,527,915
Pebblebrook Hotel Trust	53,064	1,164,755
Plum Creek Timber Co., Inc.	48,204	1,759,446
Post Properties, Inc.	25,400	1,229,614

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
ProLogis, Inc.	165,540	$5,293,969
Rayonier, Inc.	37,990	1,632,430
Regency Centers Corp.	48,680	2,132,671
Retail Opportunity Investments Corp.	92,612	1,113,196
Simon Property Group, Inc.	78,003	11,507,003
SL Green Realty Corp.	33,798	2,535,188
Sovran Self Storage, Inc.	38,724	1,911,029
Sunstone Hotel Investors, Inc.†	76,032	761,080
UDR, Inc.	175,106	4,535,245
Ventas, Inc.	106,987	6,292,975
Weyerhaeuser Co.	141,990	2,827,021

		122,616,931

Total Long-Term Investment Securities
(cost $265,483,252)		274,065,775

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Time Deposits — 2.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12 (cost $6,754,000)	$6,754,000	$6,754,000

TOTAL INVESTMENTS —
(cost $272,237,252)(3)	99.7%	280,819,775
Other assets less liabilities	0.3	819,639

NET ASSETS —	100.0%	$281,639,414

†	Non-income producing security
(1)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $1,974,014 representing 0.7% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$22,375,656	$—	$0	$22,375,656
Canada	18,329,391	—	—	18,329,391
Hong Kong	28,253,644	—	—	28,253,644
Japan	25,739,154	—	—	25,739,154
United Kingdom	14,898,510	—	—	14,898,510
United States	122,616,931	—	—	122,616,931
Other Countries*	41,852,489	—	—	41,852,489
Short-Term Investment Securities:
Time Deposits	—	6,754,000	—	6,754,000

Total	$274,065,775	$6,754,000	$0	$280,819,775

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 05/31/2012	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	4.9%
Banks — Commercial	4.6
Registered Investment Companies	3.6
Computers	2.9
Diversified Banking Institutions	2.6
Oil Companies — Exploration & Production	2.6
Oil Companies — Integrated	2.5
Time Deposits	2.3
Beverages — Non-alcoholic	2.3
Food — Misc./Diversified	2.2
Telephone — Integrated	2.2
Transport — Rail	2.0
Multimedia	2.0
Insurance — Life/Health	2.0
Insurance — Multi-line	1.9
Cosmetics & Toiletries	1.9
Insurance — Property/Casualty	1.8
Cable/Satellite TV	1.6
Diversified Minerals	1.5
Applications Software	1.5
Diversified Manufacturing Operations	1.5
Commercial Services — Finance	1.4
Medical — HMO	1.4
Pipelines	1.4
Medical — Wholesale Drug Distribution	1.3
Auto — Cars/Light Trucks	1.3
Web Portals/ISP	1.3
Electric — Integrated	1.2
Investment Management/Advisor Services	1.1
Enterprise Software/Service	1.1
Medical Products	1.1
Banks — Super Regional	1.0
Oil — Field Services	1.0
Containers — Metal/Glass	1.0
Food — Retail	1.0
Chemicals — Diversified	1.0
Food — Confectionery	1.0
Retail — Drug Store	1.0
Gas — Distribution	1.0
Semiconductor Components — Integrated Circuits	0.9
Medical — Biomedical/Gene	0.9
Auto/Truck Parts & Equipment — Original	0.8
Electronic Components — Semiconductors	0.7
Insurance Brokers	0.7
Computers — Memory Devices	0.7
Aerospace/Defense	0.6
Consumer Products — Misc.	0.6
Semiconductor Equipment	0.6
Oil Field Machinery & Equipment	0.6
Engines — Internal Combustion	0.6
Apparel Manufacturers	0.6
Cellular Telecom	0.6
Real Estate Operations & Development	0.5
Computer Services	0.5
Machinery — Construction & Mining	0.5
Non-Hazardous Waste Disposal	0.5
Retail — Major Department Stores	0.5
Publishing — Books	0.5
Insurance — Reinsurance	0.5
Retail — Restaurants	0.5
Electric Products — Misc.	0.5
Public Thoroughfares	0.5
Gold Mining	0.4
Finance — Other Services	0.4
Commercial Services	0.4
Data Processing/Management	0.4
Toys	0.4
Networking Products	0.4
Medical Instruments	0.4

Sugar	0.4
Agricultural Chemicals	0.4
Soap & Cleaning Preparation	0.4
U.S. Government Treasuries	0.4
Metal Processors & Fabrication	0.4
Diversified Operations/Commercial Services	0.4
E-Commerce/Services	0.4
Retail — Misc./Diversified	0.4
Diversified Operations	0.4
Building & Construction — Misc.	0.4
Telecom Services	0.3
Industrial Gases	0.3
Real Estate Investment Trusts	0.3
Transport — Services	0.3
Broadcast Services/Program	0.3
Finance — Investment Banker/Broker	0.3
Retail — Bedding	0.3
Photo Equipment & Supplies	0.3
Electronic Components — Misc.	0.3
Food — Baking	0.3
Chemicals — Specialty	0.3
Oil & Gas Drilling	0.3
Industrial Automated/Robotic	0.3
Publishing — Newspapers	0.3
Building & Construction Products — Misc.	0.3
Metal — Copper	0.2
Retail — Apparel/Shoe	0.2
Gas — Transportation	0.2
Publishing — Periodicals	0.2
Investment Companies	0.2
Retail — Office Supplies	0.2
Retail — Building Products	0.2
Oil Refining & Marketing	0.2
Building Products — Cement	0.2
Medical — Generic Drugs	0.2
Television	0.2
Respiratory Products	0.2
Building — Heavy Construction	0.2
Retail — Regional Department Stores	0.2
Therapeutics	0.2
Audio/Video Products	0.2
Resorts/Theme Parks	0.2
Distribution/Wholesale	0.2
Retail — Jewelry	0.1
Steel Pipe & Tube	0.1
Office Automation & Equipment	0.1
Airport Development/Maintenance	0.1
Real Estate Management/Services	0.1
Machinery — Electrical	0.1
Advertising Agencies	0.1
Motorcycle/Motor Scooter	0.1
Machinery — Farming	0.1
Building Products — Doors & Windows	0.1
Retail — Auto Parts	0.1
Engineering/R&D Services	0.1
Textile — Products	0.1
Metal — Diversified	0.1
Building — Residential/Commercial	0.1
Finance — Consumer Loans	0.1
Electronic Measurement Instruments	0.1
Finance — Leasing Companies	0.1
Silver Mining	0.1
Security Services	0.1
Containers — Paper/Plastic	0.1
Steel — Producers	0.1
Cruise Lines	0.1
Paper & Related Products	0.1
Electric — Distribution	0.1
Printing — Commercial	0.1

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Mining	0.1%
Metal — Iron	0.1
Tools — Hand Held	0.1
Transport — Truck	0.1

102.8%

Country Allocation*

United States	55.4%
Japan	9.8
United Kingdom	8.3
Canada	5.4
Australia	3.8
France	3.4
Switzerland	3.0
Germany	2.9
Spain	1.2
Sweden	1.2
Bermuda	1.1
Italy	1.0
Hong Kong	0.9
Netherlands	0.9
Ireland	0.8
Singapore	0.8
Norway	0.5
Curacao	0.5
Jersey	0.4
Luxembourg	0.3
Greece	0.3
Guernsey	0.2
Israel	0.2
Belgium	0.2
Finland	0.1
Portugal	0.1
New Zealand	0.1

102.8%

*	Calculated as a percentage of net assets

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.3%
Australia — 3.8%
AGL Energy, Ltd.	7,555	$111,788
Alumina, Ltd.	22,765	21,843
Amcor, Ltd.	24,859	180,887
AMP, Ltd.	42,158	159,336
Asciano, Ltd.	6,228	27,543
ASX, Ltd.	724	20,777
Australia & New Zealand Banking Group, Ltd.	37,500	763,451
BGP Holdings PLC.†(1)(2)	60,919	0
BHP Billiton, Ltd.	47,016	1,464,171
Boral, Ltd.	7,374	25,356
Brambles, Ltd.	23,970	155,505
Caltex Australia, Ltd.	3,371	44,822
Coca-Cola Amatil, Ltd.	14,598	182,726
Cochlear, Ltd.	358	21,872
Commonwealth Bank of Australia	22,032	1,060,191
Computershare, Ltd.	8,455	64,159
CSL, Ltd.	7,044	258,338
Fortescue Metals Group, Ltd.	25,318	113,940
Goodman Group	6,659	21,924
GPT Group	10,789	34,051
Iluka Resources, Ltd.	6,376	83,226
Incitec Pivot, Ltd.	21,309	58,950
Insurance Australia Group, Ltd.	16,903	54,829
Lynas Corp., Ltd.†	12,554	12,657
Macquarie Group, Ltd.	4,982	130,884
Mirvac Group	11,554	13,843
National Australia Bank, Ltd.	30,615	670,400
Orica, Ltd.	5,521	133,159
Origin Energy, Ltd.	21,260	266,737
OZ Minerals, Ltd.	4,059	34,478
QBE Insurance Group, Ltd.	15,613	188,283
QR National, Ltd.	13,975	46,420
Ramsay Health Care, Ltd.	1,969	41,371
Sims Metal Management, Ltd.	2,528	27,014
Sonic Healthcare, Ltd.	5,736	68,167
SP AusNet	44,806	44,082
Stockland	26,024	80,866
Suncorp Group, Ltd.	17,989	135,979
Sydney Airport	8,277	23,382
Telstra Corp., Ltd.	66,717	230,711
Transurban Group	24,159	133,198
Wesfarmers, Ltd.	13,360	380,008
Wesfarmers, Ltd. PPS	5,794	171,576
Westfield Group	41,708	369,306
Westfield Retail Trust	22,525	59,681
Westpac Banking Corp.	42,092	831,927

		9,023,814

Belgium — 0.2%
Belgacom SA	4,774	125,735
Colruyt SA	7,438	298,721

		424,456

Bermuda — 1.1%
Arch Capital Group, Ltd.†#	29,989	1,146,479
Aspen Insurance Holdings, Ltd.#	9,303	262,903
Axis Capital Holdings, Ltd.	13,931	458,330
Cheung Kong Infrastructure Holdings, Ltd.	18,000	99,374
Kerry Properties, Ltd.	9,500	38,127
Li & Fung, Ltd.	86,000	157,561
Noble Group, Ltd.	115,000	99,507
NWS Holdings, Ltd.	213,000	310,106
Orient Overseas International, Ltd.	3,000	16,215

		2,588,602

Security Description	Shares	Value (Note 2)

Canada — 5.4%
Agnico-Eagle Mines, Ltd.	2,200	$82,347
Agrium, Inc.	2,000	156,615
Alimentation Couche-Tard, Inc., Class B	2,700	106,787
ARC Resources, Ltd.	3,600	72,115
Athabasca Oil Corp.†	2,300	23,805
Bank of Montreal	7,200	385,009
Bank of Nova Scotia	13,100	671,837
Barrick Gold Corp.	8,300	326,182
Baytex Energy Corp.	1,400	61,389
BCE, Inc.	3,900	155,645
Bonavista Energy Corp.	1,300	22,291
Brookfield Asset Management, Inc., Class A	8,900	284,704
Brookfield Office Properties, Inc.	2,200	36,786
Canadian Imperial Bank of Commerce	4,400	307,022
Canadian National Railway Co.	6,200	506,997
Canadian Natural Resources, Ltd.	15,400	442,237
Canadian Oil Sands, Ltd.	7,000	136,157
Canadian Pacific Railway, Ltd.	1,700	125,222
Canadian Tire Corp., Ltd., Class A	1,100	71,590
Canadian Utilities, Ltd., Class A	2,000	129,757
Centerra Gold, Inc.	4,900	51,189
Crescent Point Energy Corp.	3,700	142,326
Eldorado Gold Corp.	9,500	105,407
Empire Co., Ltd., Class A	300	16,010
Encana Corp.	10,400	207,829
Enerplus Corp.	2,000	27,748
Fairfax Financial Holdings, Ltd.	200	78,811
First Quantum Minerals, Ltd.	6,400	112,094
Fortis, Inc.	4,200	133,785
Franco-Nevada Corp.	2,800	117,736
George Weston, Ltd.	2,000	113,279
Goldcorp, Inc.	7,100	259,157
Great-West Lifeco, Inc.	6,400	129,692
IAMGOLD Corp.	6,600	70,738
IGM Financial, Inc.	1,300	50,031
Imperial Oil, Ltd.	8,200	329,556
Inmet Mining Corp.	600	25,212
Intact Financial Corp.	600	36,621
Ivanhoe Mines, Ltd.†	3,700	34,928
Kinross Gold Corp.	17,400	139,658
Loblaw Cos., Ltd.	4,300	131,725
Magna International, Inc.	3,000	121,266
Manulife Financial Corp.	24,300	261,857
MEG Energy Corp.†	1,500	50,031
National Bank of Canada	300	21,395
New Gold, Inc.†	11,800	104,308
Nexen, Inc.	7,700	120,773
Open Text Corp.†	600	29,017
Osisko Mining Corp.†	5,200	38,817
Pacific Rubiales Energy Corp.	2,600	68,194
Pan American Silver Corp.	1,700	28,557
Pembina Pipeline Corp.	1,400	37,723
Pengrowth Energy Corp.	2,200	15,677
Penn West Petroleum, Ltd.	7,200	96,060
Potash Corp. of Saskatchewan, Inc.	11,300	447,580
Power Corp. of Canada	6,000	133,146
Power Financial Corp.	5,600	137,174
Research In Motion, Ltd.†	5,500	56,978
RioCan Real Estate Investment Trust	400	10,340
Rogers Communications, Inc., Class B	5,200	177,823
Royal Bank of Canada	18,200	908,370
Saputo, Inc.	2,000	82,877
Shaw Communications, Inc., Class B	6,800	130,029
Shoppers Drug Mart Corp.	4,100	163,587
Silver Wheaton Corp.	6,500	166,960

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Canada (continued)
Sino-Forest Corp.†(1)(2)	2,600	$0
Sun Life Financial, Inc.	8,100	167,200
Suncor Energy, Inc.	23,600	640,469
Talisman Energy, Inc.	12,300	129,806
Teck Resources, Ltd., Class B	8,900	266,608
TELUS Corp.	2,000	113,589
Thomson Reuters Corp.	7,500	206,153
Tim Hortons, Inc.	2,800	149,238
Toronto-Dominion Bank	11,500	880,384
Tourmaline Oil Corp.†	800	18,396
TransAlta Corp.	5,000	81,570
Valeant Pharmaceuticals International, Inc.†	3,400	166,140
Vermilion Energy, Inc.	1,000	42,097
Viterra, Inc.	1,400	21,688
Yamana Gold, Inc.	16,600	243,652

		12,953,555

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	4,700	57,769
Lifestyle International Holdings, Ltd.	14,000	30,484

		88,253

Curacao — 0.5%
Schlumberger, Ltd.	18,515	1,171,074

Denmark — 0.0%
Novo Nordisk A/S, Class B	429	57,073

Finland — 0.1%
Neste Oil Oyj	33,518	307,936

France — 3.4%
Aeroports de Paris	4,085	295,793
Arkema SA	4,309	281,855
AXA SA	59,311	665,983
BNP Paribas SA	24,623	783,232
Casino Guichard Perrachon SA	6,367	533,697
Danone	14,820	950,881
Eutelsat Communications SA	1,604	42,007
France Telecom SA	54,906	689,776
L’Oreal SA	7,726	868,577
Legrand SA	20,305	610,857
Natixis	93,855	219,454
PPR	3,058	434,840
Renault SA	2,612	109,440
Sanofi	19,733	1,341,993
Vivendi SA	18,846	304,338

		8,132,723

Germany — 2.7%
Allianz SE	3,135	283,406
Axel Springer AG	14,755	594,317
Bayerische Motoren Werke AG	10,333	780,660
Beiersdorf AG	4,142	261,098
Brenntag AG	5,800	653,414
Commerzbank AG†	81,776	134,889
Fresenius SE & Co. KGaA	7,298	689,432
Infineon Technologies AG	50,486	398,777
Lanxess AG	9,230	611,617
Linde AG	5,521	847,196
Merck KGaA	5,344	494,334
Muenchener Rueckversicherungs AG	3,418	423,692
Suedzucker AG	12,112	368,272

		6,541,104

Security Description	Shares	Value (Note 2)

Greece — 0.3%
Coca-Cola Hellenic Bottling Co. SA†	34,605	$603,326

Guernsey — 0.2%
Resolution, Ltd.	192,924	573,558

Hong Kong — 0.9%
BOC Hong Kong Holdings, Ltd.	49,500	136,162
Cathay Pacific Airways, Ltd.	25,000	38,588
Hang Lung Group, Ltd.	13,000	76,041
Hang Lung Properties, Ltd.	33,000	105,230
Hang Seng Bank, Ltd.	10,000	129,227
Henderson Land Development Co., Ltd.	18,000	90,098
Hong Kong & China Gas Co., Ltd.	99,000	232,910
Hong Kong Exchanges and Clearing, Ltd.	15,900	224,317
Hysan Development Co., Ltd.	4,000	15,873
Link REIT	40,000	154,608
MTR Corp.	40,500	130,973
New World Development Co., Ltd.	57,000	61,175
Power Assets Holdings, Ltd.	28,500	198,836
Sino Land Co., Ltd.	46,200	64,286
Sun Hung Kai Properties, Ltd.	22,000	248,584
Swire Pacific, Ltd., Class A	13,500	145,583
Wharf Holdings, Ltd.	26,000	136,004
Wheelock & Co., Ltd.	13,000	38,774

		2,227,269

Ireland — 0.8%
Accenture PLC, Class A#	23,302	1,330,544
CRH PLC	14,062	239,046
Warner Chilcott PLC, Class A†	21,818	411,488

		1,981,078

Israel — 0.2%
NICE Systems, Ltd.†	800	29,920
Teva Pharmaceutical Industries, Ltd.	12,289	492,032

		521,952

Italy — 1.0%
A2A SpA	231,159	143,200
Atlantia SpA	32,752	404,371
Saipem SpA	16,646	646,300
Snam SpA	157,182	634,765
Telecom Italia SpA	479,785	395,997
UniCredit SpA†	29,254	89,636
Unione di Banche Italiane SCPA	12,627	34,974

		2,349,243

Japan — 9.8%
Aeon Co., Ltd.	16,500	200,038
Air Water, Inc.	2,000	23,099
Aisin Seiki Co., Ltd.	5,100	159,782
Ajinomoto Co., Inc.	13,000	175,523
All Nippon Airways Co., Ltd.	12,000	32,772
Amada Co., Ltd.	11,000	63,732
Asahi Glass Co., Ltd.	29,000	195,406
Asics Corp.	2,000	21,337
Astellas Pharma, Inc.	7,000	275,140
Benesse Holdings, Inc.	1,900	85,592
Casio Computer Co., Ltd.	3,900	22,745
Central Japan Railway Co.	35	284,967
Chugai Pharmaceutical Co., Ltd.	3,700	66,813
Citizen Holdings Co., Ltd.	7,800	44,992
Coca-Cola West Co., Ltd.	1,800	30,253
Cosmo Oil Co., Ltd.	24,000	60,643
Credit Saison Co., Ltd.	1,600	30,607
Dai Nippon Printing Co., Ltd.	12,000	90,812

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Dai-ichi Life Insurance Co., Ltd.	127	$127,389
Daido Steel Co., Ltd.	8,000	48,188
Daihatsu Motor Co., Ltd.	7,000	120,419
Daiichi Sankyo Co., Ltd.	10,200	164,142
Daito Trust Construction Co., Ltd.	600	52,833
Daiwa House Industry Co., Ltd.	3,000	38,285
Daiwa Securities Group, Inc.	23,000	72,792
Dena Co., Ltd.	1,100	22,966
Denki Kagaku Kogyo KK	6,000	20,138
Denso Corp.	10,700	323,485
Dentsu, Inc.	3,000	84,150
East Japan Railway Co.	5,500	327,431
Eisai Co., Ltd.	4,000	163,093
FANUC Corp.	3,400	586,626
Fast Retailing Co., Ltd.	900	200,881
Fuji Electric Co., Ltd.	26,000	60,388
FUJIFILM Holdings Corp.	9,100	170,596
Furukawa Electric Co., Ltd.	14,000	30,015
Gree, Inc.	1,000	16,016
GS Yuasa Corp.	13,000	55,577
Hamamatsu Photonics KK	2,000	69,934
Hino Motors, Ltd.	10,000	66,488
Hirose Electric Co., Ltd.	900	82,580
Hitachi Chemical Co., Ltd.	900	14,253
Hitachi Construction Machinery Co., Ltd.	3,900	75,253
Hitachi High-Technologies Corp.	2,200	48,936
Hitachi Metals, Ltd.	5,000	58,257
Honda Motor Co., Ltd.	27,600	884,778
Ibiden Co., Ltd.	3,000	52,986
Idemitsu Kosan Co., Ltd.	1,000	90,607
Inpex Corp.	36	208,116
Isetan Mitsukoshi Holdings, Ltd.	6,000	60,414
Isuzu Motors, Ltd.	30,000	160,414
J. Front Retailing Co., Ltd.	4,000	18,785
Japan Real Estate Investment Corp.	2	17,662
JGC Corp.	5,000	137,315
JS Group Corp.	8,500	155,768
JSR Corp.	2,300	39,772
JTEKT Corp.	6,700	65,324
Jupiter Telecommunications Co., Ltd.	58	59,436
Kao Corp.	10,100	261,265
KDDI Corp.	42	259,686
Keikyu Corp.	4,000	34,967
Keio Corp.	4,000	27,514
Keyence Corp.	900	203,752
Kikkoman Corp.	2,000	23,711
Kinden Corp.	13,000	83,614
Kintetsu Corp.	23,000	80,130
Koito Manufacturing Co., Ltd.	1,000	13,106
Konica Minolta Holdings, Inc.	69,500	498,456
Kubota Corp.	28,000	240,123
Kuraray Co., Ltd.	5,000	63,680
Kurita Water Industries, Ltd.	3,900	85,555
Kyocera Corp.	3,200	265,033
Kyowa Hakko Kirin Co., Ltd.	2,000	19,704
Mabuchi Motor Co., Ltd.	1,300	50,185
Makita Corp.	3,100	105,509
Marui Group Co., Ltd.	2,400	16,937
Maruichi Steel Tube, Ltd.	1,400	29,193
Mazda Motor Corp.†	39,000	49,770
McDonald’s Holdings Co. Japan, Ltd.	2,200	64,209
Medipal Holdings Corp.	2,000	25,370
MEIJI Holdings Co., Ltd.	1,200	50,000
Miraca Holdings, Inc.	600	22,925

Security Description	Shares	Value (Note 2)

Japan (continued)
Mitsubishi Chemical Holdings Corp.	26,000	$114,803
Mitsubishi Estate Co., Ltd.	18,000	280,015
Mitsubishi Gas Chemical Co., Inc.	5,000	29,097
Mitsubishi Materials Corp.	28,000	76,468
Mitsubishi Motors Corp.†	125,000	122,831
Mitsubishi Tanabe Pharma Corp.	3,600	47,412
Mitsubishi UFJ Financial Group, Inc.	190,600	827,004
Mitsubishi UFJ Lease & Finance Co., Ltd.	1,170	43,897
Mitsui Chemicals, Inc.	15,000	38,093
Mitsui Fudosan Co., Ltd.	12,000	200,306
Mitsui O.S.K. Lines, Ltd.	15,000	53,025
Mizuho Financial Group, Inc.	363,900	534,054
MS&AD Insurance Group Holdings	8,900	136,748
Murata Manufacturing Co., Ltd.	3,900	202,565
Namco Bandai Holdings, Inc.	3,200	38,959
NGK Insulators, Ltd.	7,000	72,894
NGK Spark Plug Co., Ltd.	4,000	51,353
NHK Spring Co., Ltd.	3,000	31,853
Nidec Corp.	2,800	228,688
Nippon Building Fund, Inc.	4	36,498
Nippon Electric Glass Co., Ltd.	10,000	62,532
Nippon Express Co., Ltd.	3,000	11,753
Nippon Meat Packers, Inc.	3,000	35,835
Nippon Sheet Glass Co., Ltd.	35,000	34,393
Nippon Telegraph & Telephone Corp.	7,900	340,761
Nippon Yusen KK	28,000	75,038
Nissan Motor Co., Ltd.	56,300	544,607
Nisshin Seifun Group, Inc.	3,000	33,461
Nisshin Steel Co., Ltd.	10,000	12,379
Nissin Foods Holdings Co., Ltd.	1,600	58,438
Nitori Holdings Co., Ltd.	750	67,764
Nitto Denko Corp.	2,400	97,397
NKSJ Holdings, Inc.	3,850	70,849
NOK Corp.	2,400	50,505
Nomura Holdings, Inc.	61,300	202,612
Nomura Research Institute, Ltd.	2,800	60,567
NSK, Ltd.	15,000	92,458
NTN Corp.	17,000	55,322
NTT Data Corp.	31	89,131
NTT DoCoMo, Inc.	236	376,769
Obayashi Corp.	31,000	120,265
Odakyu Electric Railway Co., Ltd.	9,000	81,662
Olympus Corp.†	1,700	27,270
Omron Corp.	6,000	118,913
Ono Pharmaceutical Co., Ltd.	1,000	56,470
Oracle Corp.	1,200	43,767
Oriental Land Co., Ltd.	1,600	174,579
ORIX Corp.	1,830	158,338
Osaka Gas Co., Ltd.	44,000	172,384
Otsuka Corp.	300	23,851
Otsuka Holdings Co., Ltd.	5,000	157,351
Panasonic Corp.	36,600	242,879
Rakuten, Inc.	123	131,539
Resona Holdings, Inc.	28,400	106,917
Rinnai Corp.	600	38,821
Rohm Co., Ltd.	2,200	79,903
Secom Co., Ltd.	4,100	181,298
Sekisui Chemical Co., Ltd.	8,000	68,300
Sekisui House, Ltd.	12,000	101,531
Sharp Corp.	19,000	99,655
Shimamura Co., Ltd.	400	45,380
Shimano, Inc.	1,300	79,052
Shimizu Corp.	31,000	102,859
Shin-Etsu Chemical Co., Ltd.	6,600	339,433

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Shionogi & Co., Ltd.	2,400	$30,260
Shiseido Co., Ltd.	5,800	91,263
Shizuoka Bank, Ltd.	2,000	19,525
Showa Denko KK	26,000	51,761
Showa Shell Sekiyu KK	6,900	40,946
SMC Corp.	1,300	213,680
Softbank Corp.	11,200	350,179
Sony Financial Holdings, Inc.	1,900	27,254
Square Enix Holdings Co., Ltd.	700	11,050
Stanley Electric Co., Ltd.	2,800	38,806
Sumitomo Chemical Co., Ltd.	28,000	88,259
Sumitomo Electric Industries, Ltd.	21,000	243,874
Sumitomo Metal Industries, Ltd.	91,000	147,486
Sumitomo Mitsui Financial Group, Inc.	21,400	625,123
Sumitomo Mitsui Trust Holdings, Inc.	35,000	88,438
Sumitomo Realty & Development Co., Ltd.	5,000	105,156
Sumitomo Rubber Industries, Ltd.	4,500	54,556
Suzuken Co., Ltd.	600	18,668
Sysmex Corp.	900	36,983
T&D Holdings, Inc.	7,200	68,729
Taisei Corp.	48,000	116,999
Taisho Pharmaceutical Holdings Co., Ltd.	400	29,862
Taiyo Nippon Sanso Corp.	6,000	36,294
Takashimaya Co., Ltd.	2,000	14,114
Takeda Pharmaceutical Co., Ltd.	12,600	526,608
TDK Corp.	2,600	112,647
Teijin, Ltd.	15,000	44,602
Terumo Corp.	3,000	107,925
THK Co., Ltd.	3,300	62,538
Tobu Railway Co., Ltd.	13,000	63,706
Toho Gas Co., Ltd.	7,000	39,663
Tokio Marine Holdings, Inc.	12,800	278,836
Tokyo Electron, Ltd.	3,000	135,528
Tokyo Gas Co., Ltd.	55,000	261,103
Tokyu Corp.	20,000	88,821
TonenGeneral Sekiyu KK	11,000	100,230
Toppan Printing Co., Ltd.	11,000	67,101
Toray Industries, Inc.	26,000	173,864
Tosoh Corp.	5,000	12,698
TOTO, Ltd.	15,000	101,646
Toyo Seikan Kaisha, Ltd.	1,000	11,332
Toyo Suisan Kaisha, Ltd.	1,000	25,587
Toyoda Gosei Co., Ltd.	1,300	25,283
Toyota Industries Corp.	5,800	153,660
Trend Micro, Inc.	1,600	43,859
Ube Industries, Ltd.	15,000	34,456
Unicharm Corp.	2,800	151,327
Ushio, Inc.	4,800	53,538
USS Co., Ltd.	290	29,422
West Japan Railway Co.	3,400	133,423
Yahoo Japan Corp.	311	90,530
Yakult Honsha Co., Ltd.	1,900	66,243
Yamada Denki Co., Ltd.	1,430	71,810
Yamaha Motor Co., Ltd.	8,400	83,507
Yamato Holdings Co., Ltd.	5,800	90,301
Yamato Kogyo Co., Ltd.	500	13,546
Yamazaki Baking Co., Ltd.	3,000	41,616
Yaskawa Electric Corp.	6,000	45,023

		23,673,930

Jersey — 0.4%
Petrofac, Ltd.	25,745	613,822
Shire PLC	15,802	445,192

		1,059,014

Security Description	Shares	Value (Note 2)

Luxembourg — 0.3%
Millicom International Cellular SA SDR	4,504	$385,331
Tenaris SA	23,178	369,136

		754,467

Netherlands — 0.9%
Aegon NV	33,463	140,930
ASML Holding NV	15,770	723,436
Chicago Bridge & Iron Co. NV	5,871	211,004
ING Groep NV CVA†	78,102	451,093
Koninklijke KPN NV	58,996	557,692

		2,084,155

New Zealand — 0.1%
Contact Energy, Ltd.†	14,357	52,798
Fletcher Building, Ltd.	15,994	75,814
Telecom Corp. of New Zealand, Ltd.	17,306	33,648

		162,260

Norway — 0.5%
Aker Solutions ASA	13,015	171,124
Statoil ASA	35,817	807,726
Yara International ASA	6,636	249,709

		1,228,559

Portugal — 0.1%
Galp Energia SGPS SA, Class B	20,377	242,538

Singapore — 0.8%
Ascendas Real Estate Investment Trust	20,000	31,817
Avago Technologies, Ltd.	4,605	152,425
CapitaLand, Ltd.	43,000	84,759
CapitaMall Trust	33,000	46,481
City Developments, Ltd.	7,000	54,051
DBS Group Holdings, Ltd.	25,000	256,480
Global Logistic Properties, Ltd.†	30,000	48,425
Jardine Cycle & Carriage, Ltd.	3,000	98,060
Oversea-Chinese Banking Corp., Ltd.	42,000	272,482
Singapore Airlines, Ltd.	8,000	64,566
Singapore Exchange, Ltd.	10,000	48,037
Singapore Press Holdings, Ltd.	35,000	102,670
Singapore Telecommunications, Ltd.	130,000	312,742
United Overseas Bank, Ltd.	20,000	274,561
Yangzijiang Shipbuilding Holdings, Ltd.	68,000	54,617

		1,902,173

Spain — 1.2%
Abertis Infraestructuras SA	45,815	583,215
Banco de Sabadell SA	92,629	151,302
Banco Santander SA	167,371	888,869
Bankia SA†	96,868	124,928
Enagas SA	27,012	421,846
Mapfre SA	54,183	104,918
Repsol YPF SA	43,465	649,233

		2,924,311

Sweden — 1.2%
Assa Abloy AB, Class B	25,114	650,278
Atlas Copco AB, Class A	35,429	713,506
Atlas Copco AB, Class B	28,887	518,133
Boliden AB	12,767	162,916
Lundin Petroleum AB†	32,270	568,595
Svenska Handelsbanken AB, Class A	9,068	253,397

		2,866,825

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Switzerland — 3.0%
ACE, Ltd.	22,238	$1,608,475
Aryzta AG†	13,691	617,353
Holcim, Ltd.†	5,348	284,096
Lindt & Spruengli AG†	5	173,238
Lindt & Spruengli AG (Participation Certificate)†	210	609,883
Novartis AG	11,549	599,832
Partners Group Holding AG	3,648	604,651
Roche Holding AG	6,798	1,060,974
Sonova Holding AG†	6,494	608,384
Swatch Group AG	5,448	361,480
Swisscom AG	1,864	677,016
UBS AG†	11,346	127,903

		7,333,285

United Kingdom — 8.3%
Aggreko PLC	15,545	526,596
Anglo American PLC	30,648	930,996
Antofagasta PLC	31,176	481,445
Associated British Foods PLC	35,535	650,627
AstraZeneca PLC	27,515	1,110,192
Aviva PLC	159,205	641,634
Balfour Beatty PLC	78,205	326,997
Barclays PLC	304,457	827,251
BG Group PLC	63,088	1,208,098
BHP Billiton PLC	41,588	1,086,097
British Sky Broadcasting Group PLC	67,396	714,631
BT Group PLC	258,278	821,194
Bunzl PLC	41,153	648,838
Burberry Group PLC	31,630	666,387
Carnival PLC	5,333	171,453
GlaxoSmithKline PLC	77,927	1,727,054
HSBC Holdings PLC	105,947	831,940
ITV PLC	262,203	294,594
Kingfisher PLC	128,904	560,240
Marks & Spencer Group PLC	130,092	664,450
Next PLC	7,291	340,365
Old Mutual PLC	122,549	267,443
Reckitt Benckiser Group PLC	17,061	905,580
Rexam PLC	101,929	633,399
Schroders PLC	28,783	529,663
SSE PLC	18,570	378,644
Standard Life PLC	207,101	653,370
Tate & Lyle PLC	60,706	628,724
Tullow Oil PLC	35,821	785,048

		20,012,950

United States — 49.1%
Aetna, Inc.	9,649	394,548
Affiliated Managers Group, Inc.†	5,186	534,521
Aflac, Inc.	16,788	672,863
Ameriprise Financial, Inc.	11,451	548,732
Apache Corp.	20,385	1,658,931
Apple, Inc.†	12,308	7,110,701
Assurant, Inc.#	13,872	463,047
AutoNation, Inc.†#	1,310	47,186
Ball Corp.	27,683	1,106,490
Bed Bath & Beyond, Inc.†#	9,799	707,978
Biogen Idec, Inc.†	2,748	359,301
BlackRock, Inc.	2,561	437,419
BorgWarner, Inc.†#	2,567	184,182
Bristol-Myers Squibb Co.#	60,868	2,029,339
Broadridge Financial Solutions, Inc.	11,013	222,793
CA, Inc.#	7,868	195,677
Cabot Oil & Gas Corp.	6,521	212,193

Security Description	Shares	Value (Note 2)

United States (continued)
Campbell Soup Co.#	41,167	$1,304,994
CapitalSource, Inc.#	77,175	488,518
Cardinal Health, Inc.	37,171	1,538,136
CBOE Holdings, Inc.#	30,110	760,277
Celgene Corp.†	19,888	1,357,356
Cisco Systems, Inc.	61,861	1,010,190
Clorox Co.#	22,342	1,537,130
Coach, Inc.	6,347	428,105
Colgate-Palmolive Co.	19,413	1,908,298
Comcast Corp., Class A	78,142	2,259,085
Crown Holdings, Inc.†	17,109	583,246
CSX Corp.#	76,039	1,588,455
Cummins, Inc.#	13,959	1,353,325
CVS Caremark Corp.	46,155	2,074,206
DIRECTV, Class A†#	8,386	372,758
Discovery Communications, Inc., Class A†	15,012	752,101
Domtar Corp.	2,038	161,226
Dr Pepper Snapple Group, Inc.	33,582	1,385,593
DST Systems, Inc.	1,207	61,678
Eaton Corp.	21,500	917,190
EMC Corp.†	58,121	1,386,186
EOG Resources, Inc.	4,631	459,858
Estee Lauder Cos., Inc., Class A	14,128	765,031
Expedia, Inc.#	2,793	128,171
FedEx Corp.#	8,219	732,642
Fiserv, Inc.†#	12,345	832,423
Foot Locker, Inc.	2,050	65,067
Forest Laboratories, Inc.†	44,398	1,553,930
Frontier Communications Corp.#	101,956	381,315
Google, Inc., Class A†	5,014	2,912,432
H.J. Heinz Co.#	12,747	676,611
Harley-Davidson, Inc.#	5,049	243,261
Harsco Corp.#	35,297	709,470
Hasbro, Inc.#	15,539	550,391
Hershey Co.#	22,423	1,499,202
Hill-Rom Holdings, Inc.	3,980	117,052
Integrys Energy Group, Inc.	27,228	1,473,035
Intel Corp.	36,342	939,077
Intuitive Surgical, Inc.†	714	373,494
Iron Mountain, Inc.#	20,280	574,938
ITT Corp.#	30,638	628,998
John Wiley & Sons, Inc., Class A	2,501	113,796
JPMorgan Chase & Co.	74,118	2,457,012
Kellogg Co.#	29,831	1,455,156
Kennametal, Inc.#	1,236	42,963
Kinder Morgan, Inc.	3,916	133,888
KLA-Tencor Corp.	12,981	594,919
Kohl’s Corp.#	10,322	472,954
Lear Corp.	11,410	454,689
LPL Investment Holdings, Inc.#	9,871	319,623
Marathon Petroleum Corp.	41,947	1,513,028
Marriott Vacations Worldwide Corp.†	5,549	157,037
Marsh & McLennan Cos., Inc.	48,836	1,561,775
Mastercard, Inc., Class A	3,578	1,454,493
Mattel, Inc.#	14,866	462,779
McGraw-Hill Cos., Inc.	25,557	1,108,663
McKesson Corp.	18,619	1,625,066
MetLife, Inc.	41,893	1,223,695
Microsoft Corp.	125,119	3,652,224
Molex, Inc.	9,329	215,220
Monster Beverage Corp.†	8,843	642,002
Morgan Stanley	11,316	151,182
Murphy Oil Corp.	8,251	384,662
National Oilwell Varco, Inc.	21,134	1,410,694

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United States (continued)
News Corp., Class A	36,009	$691,373
Noble Energy, Inc.	6,534	551,862
Norfolk Southern Corp.	23,201	1,520,130
Northrop Grumman Corp.#	26,442	1,553,467
NYSE Euronext	2,693	65,467
O’Reilly Automotive, Inc.†#	2,339	224,053
Omnicom Group, Inc.#	5,574	265,768
ONEOK, Inc.	17,571	1,458,217
Oracle Corp.#	92,257	2,442,043
Parker Hannifin Corp.#	14,111	1,153,433
PepsiCo, Inc.#	37,018	2,511,671
Pitney Bowes, Inc.#	24,963	340,495
PPG Industries, Inc.	5,431	561,783
priceline.com, Inc.†#	823	514,778
Progressive Corp.#	54,969	1,194,476
QUALCOMM, Inc.	39,714	2,276,009
RadioShack Corp.#	19,331	89,696
Ralph Lauren Corp.	1,079	160,555
Republic Services, Inc.	48,097	1,267,837
ResMed, Inc.†#	15,746	487,811
Safeway, Inc.#	64,408	1,225,040
SAIC, Inc.#	9,528	105,856
SLM Corp.#	14,734	205,834
SM Energy Co.	2,406	130,141
Sprint Nextel Corp.†	51,267	131,756
St. Jude Medical, Inc.#	15,384	591,053
Staples, Inc.#	43,459	571,051
Starbucks Corp.#	16,848	924,787
Thor Industries, Inc.#	2,434	74,846
Time Warner Cable, Inc.#	2,941	221,751
Time Warner, Inc.#	45,372	1,563,973
Torchmark Corp.#	1,937	90,380
Travelers Cos., Inc.#	18,917	1,182,123
Unit Corp.†	15,758	627,011
UnitedHealth Group, Inc.	36,067	2,011,457
Unum Group#	16,493	329,035
US Bancorp#	56,758	1,765,741
Vectren Corp.#	29,360	860,835
Viacom, Inc., Class B	31,902	1,522,682
Visa, Inc., Class A#	17,052	1,964,390
Walt Disney Co.#	18,183	831,145
Washington Post Co., Class B#	1,369	477,535
WellPoint, Inc.	13,745	926,276
Wells Fargo & Co.	25,662	822,467
Whole Foods Market, Inc.	1,337	118,472
Williams Cos., Inc.#	51,427	1,570,066
Zimmer Holdings, Inc.	16,323	989,990

		118,504,489

Total Common Stock
(cost $243,887,534)		232,293,972

PREFERRED STOCK — 0.2%
Germany — 0.2%
Bayerische Motoren Werke AG	5,519	282,660
ProSiebenSat.1 Media AG	9,394	197,002

Total Preferred Stock
(cost $481,995)		479,662

Security Description	Shares/ Principal Amount	Value (Note 2)

RIGHTS — 0.0%
Australia — 0.0%
AGL Energy, Ltd. Expires 06/12/12†	1,259	$4,305
Sp Ausnet Expires 06/12/12†	6,720	65

Total Rights
(cost $0)		4,370

Total Long - Term Investment Securities
(cost $244,369,529)		232,778,004

SHORT - TERM INVESTMENT SECURITIES — 6.3%
Registered Investment Companies — 3.6%
State Street Navigator Securities Lending Prime Portfolio(3)	8,729,745	8,729,745

Time Deposits — 2.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$5,698,000	5,698,000

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.08% due 06/28/12@	900,000	899,945

Total Short - Term Investment Securities
(cost $15,327,690)		15,327,690

TOTAL INVESTMENTS
(cost $259,697,219)(4)	102.8%	248,105,694
Liabilities in excess of other assets	(2.8)	(6,824,601)

NET ASSETS —	100.0%	$241,281,093

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At May 31, 2012, the Fund had loaned securities with a total value of $8,697,844. This was secured by collateral of $8,729,745, which was received in cash and subsequently invested in short-term investments currently valued at $8,729,745 as reported in the portfolio of investments. Additional collateral of $208,144 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mortgage Corp.	0.35% to 5.00%	01/10/13 to 06/15/40
Federal National Mortgage Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	0.38% to 4.38%	05/15/40

(4)	See Note 5 for cost of investments on a tax basis.

CVA—Certification Van Aandelen (Dutch Certificate)

PPS—Price Protected Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
119	Long	S&P 500 E-Mini Index	June 2012	$8,087,595	$7,789,740	$(297,855)

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Canada	$12,953,555	$—	$0	$12,953,555
Japan	23,673,930	—	—	23,673,930
United Kingdom	20,012,950	—	—	20,012,950
United States	118,504,489	—	—	118,504,489
Other Countries*	57,149,048	—	0	57,149,048
Preferred Stock	479,662	—	—	479,662
Rights	4,370	—	—	4,370
Short Term Investment Securities:
Registered Investment Companies	8,729,745	—	—	8,729,745
Time Deposits	—	5,698,000	—	5,698,000
U.S. Government Treasuries	—	899,945	—	899,945

Total	$241,507,749	$6,597,945	$0	$248,105,694

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$297,855	$—	$—	$297,855

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	0
Transfers out of Level 3(2)	—

Balance as of 5/31/2012	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Sovereign	31.8%
Medical — Drugs	6.4
Registered Investment Companies	5.4
Oil Companies — Integrated	4.7
Federal Home Loan Mtg. Corp.	4.6
Diversified Banking Institutions	2.9
Telecom Services	2.7
Insurance — Reinsurance	2.3
Cable/Satellite TV	2.2
Medical — Biomedical/Gene	2.0
Foreign Government Agencies	1.8
Banks — Commercial	1.6
Auto — Cars/Light Trucks	1.5
Cellular Telecom	1.5
Internet Security	1.4
Insurance — Multi-line	1.3
Oil Companies — Exploration & Production	1.2
Electronic Components — Semiconductors	1.2
Telephone — Integrated	1.1
Networking Products	1.1
Transport — Services	1.1
Diversified Manufacturing Operations	1.0
Retail — Drug Store	1.0
Applications Software	1.0
Insurance — Life/Health	1.0
Multimedia	0.9
Import/Export	0.9
Retail — Discount	0.9
Containers — Metal/Glass	0.8
Electric — Integrated	0.8
Finance — Credit Card	0.7
Medical Labs & Testing Services	0.7
Aerospace/Defense	0.7
Chemicals — Diversified	0.7
Food — Retail	0.7
Banks — Fiduciary	0.7
Retail — Building Products	0.6
Semiconductor Components — Integrated Circuits	0.6
Security Services	0.6
Retail — Major Department Stores	0.6
Metal — Iron	0.6
Medical — Generic Drugs	0.6
Medical Instruments	0.6
Oil — Field Services	0.5
Insurance — Property/Casualty	0.5
Electronic Components — Misc.	0.5
Consulting Services	0.5
Steel — Producers	0.5
Building Products — Cement	0.4
Publishing — Books	0.4
Enterprise Software/Service	0.4
Photo Equipment & Supplies	0.4
Rubber — Tires	0.4
Diversified Financial Services	0.3
SupraNational Banks	0.3
Steel — Specialty	0.3
Therapeutics	0.3
Food — Misc./Diversified	0.3
Real Estate Operations & Development	0.3
Airlines	0.2
Computers — Integrated Systems	0.2
Toys	0.2
Machinery — General Industrial	0.2
U.S. Municipal Bonds & Notes	0.2
Chemicals — Specialty	0.1
Central Bank	0.1
Time Deposits	0.1

104.1%

*	Calculated as a percentage of net assets

Country Allocation*

United States	32.0%
United Kingdom	8.8
South Korea	7.6
Brazil	4.4
Japan	4.3
Poland	4.0
France	3.9
Germany	3.4
Switzerland	3.3
Sweden	2.9
Mexico	2.8
Singapore	2.5
Australia	2.4
Ireland	2.3
Netherlands	2.0
Malaysia	1.9
Russia	1.8
Indonesia	1.8
Norway	1.7
Italy	1.4
Hungary	1.1
Lithuania	1.0
Israel	0.8
Bermuda	0.8
China	0.7
Taiwan	0.6
Hong Kong	0.6
Canada	0.5
Thailand	0.4
Spain	0.4
Vietnam	0.4
Venezuela	0.3
SupraNational	0.3
Argentina	0.3
Austria	0.2
Turkey	0.2
Ukraine	0.2
Iceland	0.1

104.1%

*	Calculated as a percentage of net assets

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 58.8%
Austria — 0.2%
Telekom Austria AG#	112,010	$1,031,828

Bermuda — 0.8%
PartnerRe, Ltd.#	48,990	3,471,921

Canada — 0.5%
Talisman Energy, Inc.	200,900	2,120,163

China — 0.7%
China Telecom Corp., Ltd.	6,362,000	2,926,264

France — 3.9%
Alstom SA	34,400	999,374
AXA SA	187,845	2,109,248
Cie Generale des Etablissements Michelin#	26,820	1,566,949
Credit Agricole SA#	226,370	809,490
France Telecom SA ADR	158,022	1,995,818
Ipsen SA	4,840	123,733
Sanofi	57,782	3,929,611
Thales SA#	39,380	1,164,259
Total SA	74,920	3,220,581
Vivendi SA	63,337	1,022,810

		16,941,873

Germany — 3.4%
Deutsche Lufthansa AG	113,440	1,189,758
Deutsche Post AG	110,417	1,818,589
E.ON AG	65,557	1,198,086
Merck KGaA	32,690	3,023,910
Muenchener Rueckversicherungs AG	24,440	3,029,562
SAP AG ADR#	28,860	1,654,255
Siemens AG ADR	36,050	2,977,730

		14,891,890

Hong Kong — 0.6%
Cheung Kong Holdings, Ltd.	108,324	1,245,617
Citic Pacific, Ltd.	866,700	1,339,990

		2,585,607

Ireland — 0.4%
CRH PLC	107,111	1,801,222

Italy — 1.4%
ENI SpA#	161,966	3,124,228
Intesa Sanpaolo SpA	578,643	717,639
UniCredit SpA†#	777,438	2,382,108

		6,223,975

Japan — 4.3%
ITOCHU Corp.	365,800	4,009,982
Konica Minolta Holdings, Inc.	224,000	1,606,534
Nintendo Co., Ltd.	8,824	1,028,116
Nissan Motor Co., Ltd.	288,900	2,794,617
NKSJ Holdings, Inc.	126,099	2,320,505
Toyota Motor Corp. ADR	49,290	3,789,908
Trend Micro, Inc.#	126,100	3,456,646

		19,006,308

Netherlands — 2.0%
Akzo Nobel NV	66,540	3,039,303
ING Groep NV CVA†	324,411	1,873,699
Koninklijke Philips Electronics NV	124,876	2,208,052
Reed Elsevier NV	160,793	1,667,707

		8,788,761

Security Description	Shares	Value (Note 2)

Norway — 1.6%
Statoil ASA#	162,680	$3,668,673
Telenor ASA#	238,182	3,480,280

		7,148,953

Russia — 0.2%
Gazprom OAO ADR	107,200	941,216

Singapore — 2.0%
DBS Group Holdings, Ltd.	421,095	4,320,096
Singapore Telecommunications, Ltd.	1,667,000	4,010,322
Singapore Telecommunications, Ltd.-10	200,000	478,038

		8,808,456

South Korea — 2.0%
KB Financial Group, Inc. ADR	48,610	1,515,660
POSCO ADR	26,790	2,028,806
Samsung Electronics Co., Ltd.	5,164	5,298,542

		8,843,008

Spain — 0.4%
Telefonica SA ADR#	175,719	1,945,209

Switzerland — 3.3%
ACE, Ltd.	45,397	3,283,565
Credit Suisse Group AG	76,800	1,455,591
Lonza Group AG	15,820	562,214
Novartis AG	28,780	1,494,776
Roche Holding AG	27,090	4,227,976
Swiss Re AG	59,170	3,411,252

		14,435,374

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	962,914	2,745,376

Thailand — 0.4%
Bangkok Bank PCL	331,400	1,953,088

Turkey — 0.2%
Turkcell Iletisim Hizmet AS ADR†	73,110	791,781

United Kingdom — 8.2%
Aviva PLC	597,630	2,408,591
BAE Systems PLC	460,659	1,936,792
BP PLC	390,345	2,375,718
G4S PLC	638,473	2,717,849
GlaxoSmithKline PLC	196,186	4,347,964
HSBC Holdings PLC	344,383	2,719,905
Kingfisher PLC	320,400	1,392,517
Marks & Spencer Group PLC	510,540	2,607,602
Rexam PLC	573,720	3,565,164
Royal Dutch Shell PLC, Class B	109,706	3,514,305
TESCO PLC	642,550	2,996,147
Unilever PLC	41,375	1,301,488
Vodafone Group PLC ADR	155,237	4,158,799

		36,042,841

United States — 21.7%
American Express Co.#	58,320	3,256,006
Amgen, Inc.	80,500	5,596,360
Baker Hughes, Inc.#	57,060	2,381,114
Bank of New York Mellon Corp.#	144,040	2,932,654
Brocade Communications Systems, Inc.†	223,630	1,039,879
Chesapeake Energy Corp.#	132,730	2,243,137
Chevron Corp.#	34,600	3,401,526
Cisco Systems, Inc.	303,790	4,960,891
Citigroup, Inc.	95,890	2,542,044
Comcast Corp., Special Class A#	177,685	5,103,113
CVS Caremark Corp.	96,880	4,353,787

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

COMMON STOCK (continued)
United States (continued)
General Electric Co.		77,020	$1,470,312
Gilead Sciences, Inc.†#		60,190	3,006,490
Home Depot, Inc.#		28,940	1,427,900
Isis Pharmaceuticals, Inc.†#		45,180	446,830
JPMorgan Chase & Co.		87,870	2,912,890
Medtronic, Inc.#		66,960	2,466,806
Merck & Co., Inc.		139,380	5,237,900
Microsoft Corp.#		148,914	4,346,800
News Corp., Class A#		122,557	2,353,094
Onyx Pharmaceuticals, Inc.†#		18,990	869,362
Pfizer, Inc.#		250,479	5,477,976
PG&E Corp.		53,510	2,338,387
Quest Diagnostics, Inc.#		56,780	3,230,782
SAIC, Inc.#		197,160	2,190,448
Sprint Nextel Corp.†#		529,340	1,360,404
Symantec Corp.†		183,540	2,723,734
Target Corp.		66,313	3,840,186
Time Warner Cable, Inc.#		60,968	4,596,987
Time Warner, Inc.#		52,872	1,822,498
United Parcel Service, Inc., Class B		39,650	2,971,371
Watson Pharmaceuticals, Inc.†#		34,720	2,475,189

			95,376,857

Total Common Stock
(cost $293,249,425)			258,821,971

PREFERRED STOCK — 1.0%
Brazil — 1.0%
Petroleo Brasileiro SA ADR		101,090	1,910,601
Vale SA ADR#		140,220	2,540,787

Total Preferred Stock
(cost $4,913,519)			4,451,388

FOREIGN GOVERNMENT AGENCIES — 32.1%
Argentina — 0.3%
Republic of Argentina FRS Senior Bonds 0.79% due 08/03/12		$11,593,000	1,414,346

Australia — 2.4%
New South Wales Treasury Corp. Local Government Guar. Bonds 5.50% due 08/01/13	AUD	2,860,000	2,868,472
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/14/13	AUD	2,545,000	2,570,810
Queensland Treasury Corp. Local Government Guar. 6.00% due 08/21/13	AUD	720,000	726,250
Western Australia Treasury Corp. Local Government Guar. 5.50% due 07/17/12	AUD	2,907,000	2,839,778
Western Australia Treasury Corp. Local Government Guar. 8.00% due 06/15/13	AUD	1,348,000	1,381,353

			10,386,663

Brazil — 3.4%
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15(3)	BRL	5,650,193	2,986,926
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/16(3)	BRL	996,586	540,794
Brazil Nota do Tesouro Nacional Bonds 6.00% due 08/15/18(3)	BRL	947,080	525,883

Security Description	Principal Amount(4)		Value (Note 2)

Brazil (continued)
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/45(3)	BRL	10,224,159	$6,486,017
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/14	BRL	2,950,000	1,549,793
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	5,200,000	2,718,085

			14,807,498

Hungary — 1.1%
Republic of Hungary Senior Bonds 3.50% due 07/18/16	EUR	135,000	141,404
Republic of Hungary Senior Bonds 3.88% due 02/24/20	EUR	495,000	464,131
Republic of Hungary Senior Bonds 4.38% due 07/04/17	EUR	685,000	712,838
Republic of Hungary Senior Bonds 5.75% due 06/11/18	EUR	2,165,000	2,348,017
Republic of Hungary Senior Bonds 6.25% due 01/29/20#		910,000	826,899
Republic of Hungary Senior Notes 6.38% due 03/29/21#		400,000	365,000

			4,858,289

Iceland — 0.1%
Republic of Iceland Bonds 5.88% due 05/11/22*		500,000	490,022

Indonesia — 1.8%
Republic of Indonesia Senior Bonds 9.00% due 09/15/18	IDR	2,780,000,000	335,938
Republic of Indonesia Senior Bonds 9.50% due 07/15/23	IDR	7,720,000,000	992,137
Republic of Indonesia Senior Bonds 10.00% due 02/15/28	IDR	6,235,000,000	834,178
Republic of Indonesia Senior Bonds 10.25% due 07/15/22	IDR	1,280,000,000	170,873
Republic of Indonesia Senior Bonds 10.25% due 07/15/27	IDR	1,640,000,000	223,998
Republic of Indonesia Senior Bonds 11.00% due 11/15/20	IDR	13,282,000,000	1,823,367
Republic of Indonesia Senior Bonds 12.80% due 06/15/21	IDR	15,947,000,000	2,414,150
Republic of Indonesia Senior Bonds 12.90% due 06/15/22	IDR	8,530,000,000	1,311,167

			8,105,808

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Ireland — 1.9%
Republic of Ireland Bonds 4.40% due 06/18/19	EUR	204,000	$210,827
Republic of Ireland Notes 4.50% due 10/18/18	EUR	159,000	167,113
Republic of Ireland Bonds 4.50% due 04/18/20	EUR	684,000	700,447
Republic of Ireland Bonds 4.60% due 04/18/16	EUR	158,000	177,215
Republic of Ireland Notes 5.00% due 10/18/20	EUR	2,164,000	2,280,038
Republic of Ireland Notes 5.40% due 03/13/25	EUR	3,798,000	3,976,767
Republic of Ireland Bonds 5.90% due 10/18/19	EUR	581,000	654,469

			8,166,876

Israel — 0.8%
State of Israel Bonds 3.50% due 09/30/13	ILS	11,820,000	3,141,705
State of Israel Bonds 5.00% due 03/31/13	ILS	1,734,000	457,470

			3,599,175

Lithuania — 1.0%
Republic of Lithuania Notes 6.13% due 03/09/21*		240,000	252,600
Republic of Lithuania Senior Bonds 7.38% due 02/11/20*		3,560,000	4,043,270

			4,295,870

Malaysia — 0.8%
Government of Malaysia Senior Bonds 2.51% due 08/27/12	MYR	365,000	114,934
Government of Malaysia Senior Bonds 3.21% due 05/31/13	MYR	60,000	18,951
Government of Malaysia Senior Bonds 3.46% due 07/31/13	MYR	7,630,000	2,417,152
Government of Malaysia Senior Notes 3.70% due 05/15/13	MYR	130,000	41,244
Government of Malaysia Senior Bonds 3.72% due 06/15/12	MYR	129,000	40,681
Government of Malaysia Senior Bonds 3.81% due 02/15/17	MYR	3,115,000	1,005,676
Government of Malaysia Senior Notes 5.09% due 04/30/14	MYR	50,000	16,351

Security Description	Principal Amount(4)		Value (Note 2)

Malaysia (continued)
Government of Malaysia Senior Notes 8.00% due 10/30/13	MYR	20,000	$6,733

			3,661,722

Mexico — 2.8%
United Mexican States Bonds 2.50% due 12/10/20(3)	MXN	1,982,435	143,750
United Mexican States Bonds 3.50% due 12/14/17(3)	MXN	3,803,618	297,099
United Mexican States Bonds 4.00% due 06/13/19(3)	MXN	2,542,069	204,387
United Mexican States Bonds 4.50% due 12/18/14(3)	MXN	1,564,131	119,217
United Mexican States Bonds 5.00% due 06/16/16(3)	MXN	3,974,354	320,491
United Mexican States Bonds 7.75% due 12/14/17	MXN	19,000,000	1,482,118
United Mexican States Bonds 8.00% due 12/19/13	MXN	49,600,000	3,624,434
United Mexican States Bonds 8.00% due 12/17/15	MXN	53,000,000	4,058,551
United Mexican States Bonds 9.00% due 12/20/12	MXN	4,600,000	327,907
United Mexican States Bonds 9.00% due 06/20/13	MXN	24,760,000	1,800,588

			12,378,542

Norway — 0.1%
Kingdom of Norway Bonds 6.50% due 05/15/13	NOK	2,050,000	350,423

Poland — 4.0%
Government of Poland Bonds zero coupon due 07/25/12	PLN	120,000	33,610
Government of Poland Bonds zero coupon due 10/25/12	PLN	600,000	166,002
Government of Poland Bonds zero coupon due 01/25/13	PLN	2,780,000	760,598
Government of Poland Bonds zero coupon due 07/25/13	PLN	1,390,000	371,519
Government of Poland Bonds zero coupon due 01/25/14	PLN	13,545,000	3,536,268
Government of Poland Bonds 5.00% due 10/24/13	PLN	14,145,000	3,998,462
Government of Poland Bonds 5.25% due 04/25/13	PLN	3,175,000	898,484

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Poland (continued)
Government of Poland Bonds 5.50% due 04/25/15	PLN	2,700,000	$775,105
Government of Poland Bonds 5.75% due 04/25/14	PLN	10,320,000	2,960,004
Government of Poland Bonds 5.75% due 09/23/22	PLN	1,590,000	458,379
Government of Poland Bonds 6.25% due 10/24/15	PLN	12,495,000	3,671,580

			17,630,011

Russia — 1.6%
Russian Federation Senior Bonds 7.50% due 03/31/30*(1)		6,098,680	7,173,572

Singapore — 0.5%
Republic of Singapore Senior Notes 0.25% due 02/01/14	SGD	2,950,000	2,288,677

South Korea — 5.4%
KDICB Redemption Fund Government Guar. Bonds 5.28% due 02/15/13	KRW	1,104,000,000	947,514
Republic of South Korea Bonds 3.00% due 12/10/13	KRW	7,048,200,000	5,944,190
Republic of South Korea Senior Bonds 3.75% due 06/10/13	KRW	5,638,000,000	4,881,617
Republic of South Korea Senior Bonds 3.90% due 08/02/13	KRW	2,650,170,000	2,257,547
Republic of South Korea Senior Bonds 4.00% due 06/10/12	KRW	1,972,130,000	1,671,093
Republic of South Korea Senior Bonds 4.25% due 12/10/12	KRW	1,852,400,000	1,576,785
Republic of South Korea Senior Bonds 5.25% due 09/10/12	KRW	6,755,000,000	5,751,609
Republic of South Korea Senior Bonds 5.25% due 03/10/13	KRW	622,970,000	541,473

			23,571,828

SupraNational — 0.3%
European Investment Bank Senior Notes 4.50% due 05/15/13	NOK	8,500,000	1,421,462

Sweden — 2.9%
Kingdom of Sweden Bonds 1.50% due 08/30/13	SEK	39,270,000	5,431,688
Kingdom of Sweden Bonds 5.50% due 10/08/12#	SEK	51,980,000	7,256,106

			12,687,794

Security Description	Principal Amount(4)		Value (Note 2)

Ukraine — 0.2%
Government of Ukraine Senior Notes 7.95% due 02/23/21#*		$770,000	$673,750

Venezuela — 0.3%
Republic of Venezuela Senior Notes 10.75% due 09/19/13		1,415,000	1,450,375

Vietnam — 0.4%
Republic of Vietnam Senior Bonds 6.75% due 01/29/20*		1,695,000	1,775,513

Total Foreign Government Agencies
(cost $143,304,041)			141,188,216

FOREIGN GOVERNMENT TREASURIES — 0.1%
South Korea — 0.1%
Bank of Korea Senior Notes 3.48% due 12/02/13	KRW	112,710,000	95,711
Bank of Korea Senior Notes 3.59% due 10/02/13	KRW	126,230,000	107,319
Bank of Korea Senior Notes 3.76% due 06/02/13	KRW	72,140,000	61,390
Bank of Korea Senior Notes 3.83% due 04/02/13	KRW	45,080,000	38,353

Total Foreign Government Treasuries
(cost $302,831)			302,773

MUNICIPAL BONDS & NOTES — 0.2%
United States — 0.2%
California State General Obligation Bonds 7.63% due 03/01/40 (cost $788,721)		685,000	889,294

Total Long-Term Investment Securities
(cost $442,558,537)			405,653,642

SHORT-TERM INVESTMENT SECURITIES — 11.9%
Foreign Government Treasuries — 1.8%
Bank Negara Malaysia Monetary Notes
2.80% due 06/14/12	MYR	520,000	163,784
2.80% due 08/14/12	MYR	460,000	144,190
2.82% due 10/18/12	MYR	1,300,000	405,301
2.83% due 09/27/12	MYR	190,000	59,341
2.83% due 10/25/12	MYR	25,000	7,790
2.83% due 11/01/12	MYR	10,000	3,114
2.83% due 01/10/13	MYR	10,000	3,096
2.83% due 01/17/13	MYR	20,000	6,189
2.83% due 02/19/13	MYR	10,000	3,087
2.85% due 09/27/12	MYR	980,000	306,074
2.85% due 02/19/13	MYR	10,000	3,087
2.86% due 02/26/13	MYR	65,000	20,053
2.87% due 02/19/13	MYR	1,300,000	401,280
2.89% due 08/02/12	MYR	490,000	153,750
2.89% due 09/20/12	MYR	1,800,000	562,510
2.90% due 06/14/12	MYR	325,000	101,927
2.90% due 01/15/13	MYR	365,000	112,976
2.90% due 05/23/13	MYR	755,000	231,309
2.91% due 08/09/12	MYR	40,000	12,541
2.92% due 08/09/12	MYR	15,000	4,703
2.93% due 01/10/13	MYR	440,000	136,246

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount(4)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Treasuries (continued)
2.93% due 01/17/13	MYR	1,220,000	$377,557
2.93% due 02/19/13	MYR	2,520,000	777,466
2.94% due 02/19/13	MYR	1,790,000	552,222
2.96% due 06/14/12	MYR	160,000	50,395
2.99% due 10/09/12	MYR	80,000	24,960
2.99% due 10/16/12	MYR	60,000	18,709
2.99% due 10/23/12	MYR	80,000	24,931
3.02% due 12/20/12	MYR	10,000	3,102
4.43% due 09/27/12	MYR	85,000	26,547

			4,698,237

Bank of Korea 3.38% due 05/09/13	KRW	451,000,000	382,363

United Kingdom Gilt Treasury 5.23% due 06/07/12	GBP	1,735,000	2,676,126

Total Foreign Government Treasuries
(cost $7,991,248)			7,756,726

Registered Investment Companies — 5.4%
State Street Navigator Securities Lending Prime Portfolio(2) (cost $23,986,731)		23,986,731	23,986,731

Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12 (cost $287,000)		$287,000	287,000

U.S. Government Agencies. — 4.6%
Federal Home Loan Bank Disc. Notes 0.01% due 06/01/12 (cost $20,195,000)		20,195,000	20,195,000

Total Short-Term Investment Securities
(cost $52,459,979)			52,225,457

TOTAL INVESTMENTS
(cost $495,018,516)(5)		104.1%	457,879,099
Liabilities in excess of other assets		(4.1)	(17,994,860)

NET ASSETS —		100.0%	$439,884,239

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $14,408,727 representing 3.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2012.
(2)	At May 31, 2012, the Fund had loaned securities with a total value of $23,224,590. This was secured by collateral of $23,986,731, which was received in cash and subsequently invested in short-term investments currently valued at $23,986,731 as reported in the portfolio of investments. Additional collateral of $176,343 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	0.25% to 4.25%	08/31/12 to 05/15/22

(3)	Principal amount of security is adjusted for inflation.
(4)	Denominated in United States Dollars unless otherwise indicated.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

AUD—Australian Dollar

BRL—Brazilian Real

CVA—Certification Van aandelen (Dutch Cert.)

EUR—Euro Dollar

GBP—Bristish Pound

IDR—Indonesian Rupiah

ILS—Israeli New Shekel

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2012 and unless noted otherwise, the dates are the original maturity dates.

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Investments, Inc.	EUR	181,000	USD	253,599	07/19/2012	$29,733	$–
	EUR	221,308	USD	314,390	08/06/2012	40,625	–
	EUR	80,327	USD	115,510	08/23/2012	16,123	–
	EUR	133,913	USD	192,112	08/24/2012	26,421	–
	EUR	854,436	NOK	6,799,000	08/27/2012	51,073	–
	EUR	290,394	USD	417,908	08/27/2012	58,589	–
	EUR	82,816	USD	116,282	09/10/2012	13,790	–
	EUR	80,778	USD	112,928	09/12/2012	12,954	–
	EUR	230,698	USD	315,554	09/14/2012	30,027	–
	EUR	54,521	USD	75,577	09/19/2012	8,093	–
	EUR	131,194	USD	178,492	09/24/2012	16,092	–
	EUR	45,404	USD	62,390	10/24/2012	6,159	–
	EUR	345,709	USD	479,637	10/25/2012	51,483	–
	EUR	462,350	USD	589,658	01/14/2013	16,136	–
	EUR	375,660	USD	479,342	01/22/2013	13,269	–
	EUR	3,039,000	USD	4,032,753	02/11/2013	260,578	–
	EUR	271,769	USD	360,502	03/07/2013	22,978	–
	EUR	437,439	USD	575,189	03/11/2013	31,858	–
	EUR	130,161	USD	170,823	03/15/2013	9,138	–
	EUR	72,605	USD	96,376	03/21/2013	6,173	–
	EUR	188,102	USD	251,069	04/05/2013	17,290	–
	GBP	4,872	USD	7,635	06/06/2012	126	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	GBP	420,590	USD	659,081	06/13/2012	$10,890	$–
	GBP	152,186	USD	238,460	06/28/2012	3,936	–
	GBP	557,166	USD	873,023	06/29/2012	14,413	–
	USD	7,763	GBP	4,872	06/06/2012	–	(254)
	USD	663,691	GBP	420,590	06/13/2012	–	(15,499)
	USD	240,834	GBP	152,186	06/28/2012	–	(6,310)
	USD	884,835	GBP	557,166	06/29/2012	–	(26,225)
	USD	385,226	SGD	485,000	08/17/2012	–	(8,785)
	USD	1,067,086	AUD	1,064,000	12/12/2012	–	(45,489)
	USD	156,143	CLP	77,400,000	02/13/2013	–	(10,184)
	USD	138,753	SGD	172,151	02/13/2013	–	(4,895)
	USD	402,319	CLP	200,300,000	03/01/2013	–	(25,104)

						767,947	(142,745)

Citibank N.A.	EUR	97,289	USD	136,589	08/08/2012	16,236	–
	EUR	27,522	USD	38,725	08/09/2012	4,678	–
	EUR	134,537	USD	187,298	10/26/2012	20,675	–
	EUR	1,203,000	USD	1,540,802	01/10/2013	48,681	–
	EUR	375,660	USD	479,184	01/14/2013	13,197	–
	EUR	2,172,000	USD	2,840,802	02/08/2013	144,984	–
	EUR	795,744	USD	1,046,555	03/08/2013	58,255	–
	EUR	89,576	USD	117,625	03/19/2013	6,343	–
	EUR	157,344	USD	207,593	03/26/2013	12,089	–
	USD	62,618	GBP	39,261	06/06/2012	–	(2,109)
	USD	402,825	GBP	257,222	06/19/2012	–	(6,419)
	USD	96,344	GBP	61,025	06/26/2012	–	(2,301)
	USD	1,476,162	AUD	1,433,000	09/19/2012	–	(92,418)
	USD	657,318	CLP	327,410,000	02/25/2013	–	(40,516)
	USD	315,927	CLP	159,543,000	04/29/2013	–	(16,698)
	USD	150,005	CLP	79,240,000	05/31/2013	–	(1,713)

						325,138	(162,174)

Credit Suisse AG	USD	530,877	GBP	334,116	07/02/2012	–	(16,001)
	USD	957,175	SGD	1,146,600	08/06/2012	–	(67,255)
	USD	494,357	SGD	622,000	03/26/2013	–	(10,458)

						–	(93,714)

Deutsche Bank AG	AUD	1,111,640	USD	1,185,898	06/22/2012	104,852	–
	AUD	1,917,000	USD	1,925,674	12/10/2012	84,841	–
	CLP	319,210,000	USD	631,574	01/24/2013	28,604	–
	CLP	452,780,000	USD	895,760	01/25/2013	40,557	–
	CLP	281,940,000	USD	557,469	01/28/2013	25,079	–
	CLP	91,080,000	USD	180,071	01/29/2013	8,098	–
	CLP	182,160,000	USD	360,100	01/30/2013	16,183	–
	CLP	169,990,000	USD	336,008	01/31/2013	15,096	–
	CLP	77,500,000	USD	152,761	02/11/2013	6,588	–
	CLP	228,220,000	USD	449,739	02/15/2013	19,439	–
	EUR	154,000	USD	215,760	07/16/2012	25,294	–
	EUR	347,504	MYR	1,491,000	07/18/2012	39,026	–
	EUR	241,000	USD	338,048	07/18/2012	39,975	–
	EUR	395,089	MYR	1,683,000	07/20/2012	40,479	–
	EUR	133,000	USD	185,515	07/20/2012	21,015	–
	EUR	120,000	USD	168,330	07/23/2012	19,905	–
	EUR	505,667	MYR	2,164,000	07/25/2012	54,731	–
	EUR	754,894	SEK	6,934,000	07/27/2012	18,845	–
	EUR	80,784	USD	115,650	08/29/2012	15,690	–
	EUR	3,563	USD	5,153	08/31/2012	744	–
	EUR	2,581,408	SEK	23,782,000	09/24/2012	65,563	–
	EUR	137,755	USD	186,837	11/19/2012	16,162	–
	EUR	122,735	USD	154,677	11/29/2012	2,587	–
	EUR	2,243,000	USD	2,880,236	01/14/2013	97,909	–
	EUR	3,053,000	USD	4,035,731	02/11/2013	246,179	–
	EUR	375,000	USD	495,450	02/14/2013	29,947	–
	EUR	3,191,817	USD	4,297,782	03/01/2013	334,266	–
	EUR	1,270,000	USD	1,671,688	03/08/2013	94,372	–
	EUR	234,000	USD	308,669	03/26/2013	17,918	–
	EUR	36,531	USD	48,813	03/28/2013	3,420	–
	EUR	119,927	USD	159,914	04/02/2013	10,876	–
	EUR	511,000	USD	682,522	04/04/2013	47,452	–
	EUR	133,071	USD	174,544	04/11/2013	9,135	–
	EUR	68,000	USD	86,071	05/29/2013	1,447	–
	INR	29,157,000	USD	520,605	06/01/2012	1,404	–

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	JPY	691,920,000	USD	9,000,000	11/15/2012	$149,527	$–
	JPY	686,286,000	USD	9,000,000	11/16/2012	221,441	–
	MYR	5,000,000	USD	1,618,909	06/18/2012	43,916	–
	MYR	4,200,000	USD	1,359,663	06/21/2012	36,925	–
	SGD	1,147,162	USD	911,499	08/06/2012	21,143	–
	SGD	473,000	USD	375,891	08/24/2012	8,754	–
	SGD	589,000	USD	468,178	08/27/2012	10,999	–
	SGD	294,500	USD	234,089	08/31/2012	5,496	–
	USD	611,002	INR	29,157,000	06/01/2012	–	(91,801)
	USD	452,910	INR	21,477,000	06/07/2012	–	(70,695)
	USD	123,435	INR	5,815,000	06/11/2012	–	(20,030)
	USD	308,282	INR	14,554,000	06/18/2012	–	(49,835)
	USD	1,623,377	MYR	5,000,000	06/18/2012	–	(48,384)
	USD	279,764	INR	13,258,000	06/20/2012	–	(44,424)
	USD	1,427,942	MYR	4,406,200	06/21/2012	–	(40,264)
	USD	1,123,979	AUD	1,111,640	06/22/2012	–	(42,934)
	USD	323,281	INR	15,233,000	06/25/2012	–	(53,150)
	USD	2,687,702	AUD	2,673,000	06/27/2012	–	(89,470)
	USD	660,252	GBP	416,931	06/27/2012	–	(17,742)
	USD	217,051	INR	10,114,000	07/11/2012	–	(38,251)
	USD	109,687	INR	5,110,000	07/12/2012	–	(19,366)
	USD	298,944	MYR	912,824	07/12/2012	–	(11,827)
	USD	1,161,837	MYR	3,540,000	07/13/2012	–	(48,437)
	USD	316,770	EUR	241,000	07/18/2012	–	(18,698)
	USD	532,278	MYR	1,621,000	07/18/2012	–	(22,577)
	USD	837,098	MYR	2,557,000	07/20/2012	–	(33,170)
	USD	1,024,787	MYR	3,109,000	07/25/2012	–	(47,568)
	USD	957,181	SGD	1,147,162	08/06/2012	–	(66,824)
	USD	375,493	SGD	471,000	08/23/2012	–	(9,910)
	USD	330,530	INR	15,617,000	08/24/2012	–	(56,584)
	USD	376,113	SGD	473,000	08/24/2012	–	(8,977)
	USD	469,566	SGD	589,000	08/27/2012	–	(12,387)
	USD	4,685	EUR	3,563	08/31/2012	–	(276)
	USD	234,325	SGD	294,500	08/31/2012	–	(5,733)
	USD	510,264	INR	29,157,000	09/04/2012	277	–
	USD	232,706	INR	11,044,000	09/06/2012	–	(39,374)
	USD	1,495,583	ILS	5,519,000	09/10/2012	–	(84,936)
	USD	425,216	PHP	18,920,000	09/24/2012	6,328	–
	USD	528,634	PHP	23,022,000	10/04/2012	–	(3,826)
	USD	632,055	PHP	27,526,000	10/05/2012	–	(4,610)
	USD	519,150	PHP	22,596,000	10/09/2012	–	(4,200)
	USD	1,449,126	ILS	5,469,000	10/10/2012	–	(52,041)
	USD	415,369	PHP	18,081,000	10/11/2012	–	(3,360)
	USD	123,345	PHP	5,384,000	10/12/2012	–	(667)
	USD	124,014	MYR	394,093	10/15/2012	–	(505)
	USD	111,701	PHP	4,878,000	10/19/2012	–	(598)
	USD	446,633	PHP	19,500,000	10/22/2012	–	(2,568)
	USD	154,101	INR	7,960,000	10/29/2012	–	(15,684)
	USD	326,848	INR	16,813,000	10/31/2012	–	(34,559)
	USD	104,070	PHP	4,500,000	11/14/2012	–	(1,728)
	USD	1,901,837	AUD	1,917,000	12/10/2012	–	(61,003)
	USD	110,028	PHP	4,819,000	01/22/2013	–	(838)
	USD	626,455	CLP	319,210,000	01/24/2013	–	(23,485)
	USD	892,428	CLP	452,780,000	01/25/2013	–	(37,225)
	USD	557,150	CLP	281,940,000	01/28/2013	–	(24,760)
	USD	179,993	CLP	91,080,000	01/29/2013	–	(8,020)
	USD	356,652	CLP	182,160,000	01/30/2013	–	(12,735)
	USD	332,336	CLP	169,990,000	01/31/2013	–	(11,423)
	USD	292,074	PHP	12,603,000	01/31/2013	–	(6,650)
	USD	502,618	SGD	624,000	02/07/2013	–	(17,455)
	USD	999,421	SGD	1,242,000	02/08/2013	–	(33,748)
	USD	156,093	CLP	77,500,000	02/11/2013	–	(9,920)
	USD	1,157,344	MYR	3,542,747	02/14/2013	–	(50,858)
	USD	458,715	CLP	228,220,000	02/15/2013	–	(28,415)
	USD	579,283	SGD	727,000	02/19/2013	–	(13,949)
	USD	271,346	CLP	136,080,000	02/25/2013	–	(14,987)
	USD	309,698	CLP	156,410,000	02/26/2013	–	(15,065)
	USD	475,671	CLP	239,310,000	02/28/2013	–	(24,952)
	USD	234,867	SGD	294,500	02/28/2013	–	(5,830)
	USD	104,376	CLP	52,350,000	03/01/2013	–	(5,788)
	USD	4,203,304	EUR	3,191,817	03/01/2013	–	(239,788)
	USD	343,488	CLP	171,950,000	03/04/2013	–	(19,744)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	345,802	CLP	171,950,000	03/06/2013	$–	$(22,103)
	USD	382,763	CLP	190,310,000	03/07/2013	–	(24,526)
	USD	376,813	CLP	189,160,000	03/08/2013	–	(20,765)
	USD	361,217	CLP	184,040,000	03/13/2013	–	(14,925)
	USD	736,867	CLP	372,560,000	03/18/2013	–	(36,096)
	USD	598,673	SGD	758,100	03/19/2013	–	(8,944)
	USD	650,773	SGD	816,200	03/21/2013	–	(15,832)
	USD	354,583	CLP	179,490,000	03/29/2013	–	(17,225)
	USD	375,320	CLP	190,700,000	04/03/2013	–	(17,015)
	USD	394,521	INR	21,429,000	04/12/2013	–	(29,096)
	USD	840,236	INR	45,950,000	04/15/2013	–	(56,938)
	USD	194,377	INR	10,622,000	04/22/2013	–	(13,456)
	USD	383,868	INR	21,520,000	04/26/2013	–	(17,499)

						2,108,484	(2,179,028)

HSBC Securities, Inc.	EUR	1,801,000	USD	2,473,289	10/17/2012	243,074	–
	EUR	372,921	USD	501,356	12/07/2012	39,173	–
	EUR	1,585,000	USD	2,074,464	02/08/2013	107,211	–
	INR	33,693,000	USD	597,155	06/04/2012	–	(2,818)
	USD	713,684	INR	33,693,000	06/04/2012	–	(113,710)
	USD	121,746	INR	5,733,000	06/08/2012	–	(19,739)
	USD	307,219	INR	14,470,000	06/13/2012	–	(50,009)
	USD	216,783	INR	10,230,000	06/27/2012	–	(35,444)
	USD	296,707	MYR	883,000	07/31/2012	–	(19,251)
	USD	599,081	MYR	1,800,000	08/08/2012	–	(33,713)
	USD	2,050,807	KRW	2,228,406,400	08/09/2012	–	(170,924)
	USD	575,272	SGD	727,000	08/17/2012	–	(10,998)
	USD	381,815	INR	18,021,000	08/24/2012	–	(65,699)
	USD	585,024	INR	33,693,000	09/04/2012	4,943	–
	USD	86,929	PHP	3,800,000	09/28/2012	–	(275)
	USD	70,623	PHP	3,100,000	10/03/2012	48	–
	USD	418,933	PHP	18,467,000	10/04/2012	2,039	–
	USD	620,635	PHP	27,532,000	10/05/2012	6,946	–
	USD	624,474	PHP	27,159,000	10/11/2012	–	(5,607)
	USD	205,729	PHP	8,977,000	10/15/2012	–	(1,219)
	USD	409,499	PHP	17,658,000	10/19/2012	–	(7,312)
	USD	157,985	INR	8,148,000	10/29/2012	–	(16,299)
	USD	235,918	INR	12,138,000	10/31/2012	–	(24,903)
	USD	407,298	PHP	17,658,000	01/28/2013	–	(7,328)
	USD	502,415	SGD	624,000	02/07/2013	–	(17,253)
	USD	848,509	SGD	1,053,000	02/14/2013	–	(29,723)
	USD	289,554	MYR	892,000	02/19/2013	–	(11,002)
	USD	1,107,276	MXN	14,850,450	03/08/2013	–	(96,209)
	USD	686,081	SGD	867,000	03/19/2013	–	(11,638)
	USD	519,770	SGD	652,000	03/21/2013	–	(12,564)

						403,434	(763,637)

JPMorgan Chase & Co.	EUR	504,335	MYR	2,164,000	07/27/2012	56,295	–
	EUR	112,835	USD	162,239	08/29/2012	22,619	–
	EUR	548,072	USD	699,038	01/14/2013	19,183	–
	EUR	1,064,000	USD	1,404,267	02/19/2013	83,326	–
	EUR	729,000	USD	957,141	04/12/2013	50,963	–
	INR	10,067,000	USD	192,744	06/22/2012	14,117	–
	USD	212,608	INR	10,067,000	06/22/2012	–	(33,982)
	USD	56,700	GBP	35,906	06/27/2012	–	(1,367)
	USD	1,815,160	MYR	5,625,000	06/29/2012	–	(44,550)
	USD	350,610	INR	16,267,000	07/12/2012	–	(63,087)
	USD	109,834	INR	5,104,000	07/19/2012	–	(19,737)
	USD	1,084,317	MYR	3,269,000	07/27/2012	–	(56,916)
	USD	1,529,019	SGD	1,831,000	07/31/2012	–	(107,934)
	USD	66,874	MYR	200,000	08/27/2012	–	(4,105)
	USD	857,481	SGD	1,086,000	09/19/2012	–	(14,397)
	USD	166,713	PHP	7,272,000	10/09/2012	–	(988)
	USD	206,809	PHP	9,021,000	10/11/2012	–	(1,249)
	USD	291,283	PHP	12,598,000	10/12/2012	–	(4,231)
	USD	503,971	PHP	21,971,000	10/15/2012	–	(3,436)
	USD	225,466	PHP	9,792,000	10/22/2012	–	(2,477)
	USD	219,930	PHP	9,466,000	10/29/2012	–	(4,451)
	USD	753,378	MYR	2,432,356	12/17/2012	7,630	–
	USD	439,654	PHP	19,234,000	01/22/2013	–	(3,849)
	USD	190,774	CLP	96,770,000	01/30/2013	–	(8,073)
	USD	221,113	INR	11,460,000	02/06/2013	–	(24,192)

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
	USD	141,700	CLP	70,000,000	02/21/2013	$–	$(9,785)
	USD	237,638	CLP	118,700,000	02/22/2013	–	(13,965)
	USD	64,220	CLP	32,200,000	02/28/2013	–	(3,574)
	USD	141,483	CLP	70,600,000	03/21/2013	–	(8,714)
	USD	237,938	MYR	740,795	04/19/2013	–	(7,043)
	USD	681,278	MYR	2,123,000	04/23/2013	–	(19,660)
	USD	195,456	CLP	98,979,000	04/29/2013	–	(9,818)
	USD	328,375	INR	18,302,000	04/29/2013	–	(16,903)
	USD	273,014	INR	15,247,000	04/30/2013	–	(13,563)

						254,133	(502,046)

Morgan Stanley and Co., Inc.	EUR	111,847	SEK	1,039,903	07/16/2012	4,588	–
	EUR	26,146	SEK	243,450	07/18/2012	1,118	–
	EUR	116,969	SEK	1,094,428	07/20/2012	5,718	–
	USD	590,600	GBP	370,747	06/28/2012	–	(19,264)
	USD	980,527	GBP	614,893	07/16/2012	–	(33,035)
	USD	1,223,208	SGD	1,467,690	08/01/2012	–	(84,094)
	USD	1,172,166	AUD	1,105,921	08/09/2012	–	(101,046)
	USD	39,815	PHP	1,720,000	10/29/2012	–	(662)
	USD	290,028	CLP	152,700,000	01/14/2013	–	(1,345)
	USD	258,102	CLP	130,090,000	02/04/2013	–	(12,596)
	USD	129,332	CLP	63,890,000	02/11/2013	–	(8,830)
	USD	347,761	CLP	171,620,000	02/13/2013	–	(24,124)
	USD	298,253	CLP	149,380,000	02/25/2013	–	(16,839)
	USD	322,800	CLP	161,400,000	02/27/2013	–	(18,792)
	USD	149,169	CLP	76,300,000	03/11/2013	–	(5,582)
	USD	491,146	SGD	621,300	03/26/2013	–	(7,791)
	USD	343,696	CLP	174,340,000	04/15/2013	–	(16,401)
	USD	308,228	CLP	156,210,000	04/19/2013	–	(15,049)
	USD	152,401	CLP	77,900,000	05/13/2013	–	(6,438)
	USD	536,310	CLP	280,490,000	05/22/2013	–	(11,071)

						11,424	(382,959)

UBS AG	EUR	871,923	SEK	8,109,360	07/16/2012	36,117	–
	EUR	126,371	SEK	1,173,460	07/18/2012	4,964	–
	EUR	855,672	NOK	6,799,000	08/22/2012	49,820	–
	EUR	851,866	NOK	6,799,000	08/23/2012	54,474	–
	EUR	976,192	SEK	9,000,000	08/27/2012	27,179	–
	EUR	1,333,312	USD	1,918,129	08/27/2012	268,357	–
	EUR	214,699	USD	294,288	09/17/2012	28,549	–
	EUR	711,204	NOK	5,605,000	11/08/2012	30,429	–
	EUR	701,089	USD	952,710	11/19/2012	84,079	–
	EUR	195,111	USD	261,244	12/10/2012	19,415	–
	EUR	2,118,000	USD	2,709,134	01/11/2013	82,046	–
	EUR	866,907	USD	1,104,786	01/14/2013	29,432	–
	EUR	664,629	USD	868,205	01/25/2013	43,556	–
	EUR	177,000	USD	232,153	02/01/2013	12,502	–
	EUR	1,629,000	USD	2,129,755	02/08/2013	107,891	–
	EUR	1,210,000	USD	1,610,183	02/13/2013	108,195	–
	EUR	1,064,000	USD	1,405,384	02/19/2013	84,444	–
	EUR	849,000	USD	1,122,531	02/21/2013	68,464	–
	USD	370,731	AUD	350,000	08/09/2012	–	(31,743)

						1,139,913	(31,743)

Net Unrealized Appreciation(Depreciation)						$5,010,473	$(4,258,046)

Currency Legend

AUD—Australian Dollar

CLP—Chilean Peso

EUR—Euro Dollar

GBP—Bristish Pound

ILS—Israeli New Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SEK—Swedish Krona

SGD—Singapore Dollar

USD—United States Dollar

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
United Kingdom	$36,042,841	$—	$—	$36,042,841
United States	95,376,857	—	—	95,376,857
Other Countries*	127,402,273	—	—	127,402,273
Preferred Stock	4,451,388	—	—	4,451,388
Foreign Government Agencies	—	141,188,216	—	141,188,216
Foreign Government Treasuries	—	302,773	—	302,773
Municipal Bonds & Notes	—	889,294	—	889,294
Short-Term Investment Securities:
Foreign Government Treasuries	—	7,756,726	—	7,756,726
Registered Investment Companies	23,986,731	—	—	23,986,731
Time Deposits	—	287,000	—	287,000
U.S. Government Agencies	—	20,195,000	—	20,195,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	5,010,473	—	5,010,473

Total Assets	$287,260,090	$175,629,482	$—	$462,889,572

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$4,258,046	$—	$4,258,046

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	19.4%
Federal National Mtg. Assoc.	18.4
Repurchase Agreements	14.7
United States Treasury Bonds	11.8
United States Treasury Notes	9.5
Investment Companies	9.0
Government National Mtg. Assoc.	8.0
Federal Farm Credit Bank	3.5
Federal Home Loan Bank	2.9
Diversified Financial Services	0.5
Diversified Banking Institutions	0.3
Electric — Integrated	0.2
Chemicals — Diversified	0.2
Banks-Commercial	0.2
Multimedia	0.2
Networking Products	0.2
Cable/Satellite TV	0.2
Auto/Truck Parts & Equipment — Original	0.1
Computers	0.1
Real Estate Investment Trusts	0.1

99.5%

Credit Quality†#

Aaa	95.5%
Aa	2.8
A	0.7
Baa	1.0

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 0.5%
Diversified Financial Services — 0.5%
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/44*(1)	$398,545	$425,146
WF-RBS Commercial Mtg. Trust Series 2001-C3, Class A4 4.38% due 03/15/44*(1)	310,000	341,150

Total Asset Backed Securities
(cost $734,903)		766,296

U.S. CORPORATE BONDS & NOTES — 1.4%
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.00% due 03/30/20	200,000	232,376

Cable/Satellite TV — 0.2%
Comcast Corp. Company Guar. Notes 5.70% due 05/15/18	200,000	234,904

Chemicals - Diversified — 0.2%
Dow Chemical Co. Senior Notes 8.55% due 05/15/19	200,000	264,538

Computers — 0.1%
Hewlett - Packard Co. Senior Notes 6.13% due 03/01/14	200,000	214,930

Diversified Banking Institutions — 0.3%
Goldman Sachs Group, Inc. Senior Notes 5.95% due 01/18/18	200,000	208,897
Morgan Stanley Senior Notes 3.80% due 04/29/16	200,000	188,739

		397,636

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/26	200,000	265,966

Networking Products — 0.2%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/19	200,000	235,966

Real Estate Investment Trusts — 0.1%
CommonWealth REIT Senior Notes 5.75% due 11/01/15	200,000	208,660

Total U.S. Corporate Bonds & Notes
(cost $1,983,548)		2,054,976

FOREIGN CORPORATE BONDS & NOTES — 9.4%
Banks - Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Bonds 2.40% due 11/23/16*	250,000	257,339

Investment Companies — 9.0%
Temasek Financial I, Ltd. Company Guar. Notes 4.50% due 09/21/15*	12,000,000	13,227,684

Multimedia — 0.2%
Thomson Reuters Corp. Company Guar. Notes 6.50% due 07/15/18	200,000	248,253

Total Foreign Corporate Bonds & Notes
(cost $13,658,289)		13,733,276

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES — 52.2%
Federal Farm Credit Bank — 3.5%
3.35% due 10/21/25	$1,500,000	$1,615,309
4.88% due 12/16/15	2,000,000	2,290,568
4.88% due 01/17/17	1,000,000	1,179,996

		5,085,873

Federal Home Loan Bank — 2.9%
4.75% due 09/11/15	1,000,000	1,134,086
4.88% due 11/27/13	2,000,000	2,136,166
5.38% due 06/14/13	1,000,000	1,053,057

		4,323,309

Federal Home Loan Mtg. Corp. — 19.4%
4.50% due 09/01/19	251,178	268,854
4.50% due 09/01/39	2,687,810	2,871,169
4.50% due 11/01/39	1,414,085	1,510,553
4.50% due 02/01/40	1,960,212	2,096,385
4.50% due 04/01/40	168,577	180,288
4.50% due 06/01/40	612,382	654,922
4.50% due 08/01/40	1,875,651	2,005,950
4.50% due 03/01/41	4,870,915	5,209,387
4.50% due 04/01/41	664,291	711,477
4.50% due 06/01/41	1,690,202	1,810,259
4.75% due 11/17/15	3,000,000	3,421,173
5.00% due 12/14/18	1,000,000	1,136,865
5.00% due 10/01/34	138,771	150,016
5.50% due 12/01/36	115,425	125,819
6.00% due 11/01/33	261,643	294,525
6.50% due 02/01/32	120,348	137,507
7.50% due 09/01/16	10,868	10,900
8.00% due 02/01/30	4,139	4,364
8.00% due 08/01/30	832	1,031
8.00% due 06/01/31	4,028	4,991
Federal Home Loan Mtg. Corp. FRS 5.38% due 12/01/35	53,283	57,190
Federal Home Loan Mtg. Corp. REMIC
Series 3981, Class PA
3.00% due 04/15/31	979,264	1,024,811
Series 3813, Class D
4.00% due 02/15/26	1,000,000	1,120,965
Series 3917, Class B
4.50% due 08/15/26	465,000	548,929
Series 3927, Class AY
4.50% due 09/15/26	1,494,968	1,777,705
Series 3786, Class PB
4.50% due 07/15/40	1,000,000	1,129,185

		28,265,220

Federal National Mtg. Assoc. — 18.4%
zero coupon due 10/09/19	1,250,000	1,028,875
4.00% due 09/01/40	434,294	462,740
4.00% due 10/01/40	391,052	416,666
4.00% due 12/01/40	412,522	439,542
4.00% due 01/01/41	1,130,934	1,205,010
4.00% due 02/01/41	9,147,877	9,749,770
4.00% due 03/01/41	6,253,621	6,665,187
5.00% due 02/01/19	279,277	302,470
5.00% due 12/01/36	367,850	398,627
5.25% due 08/01/12	1,000,000	1,008,000
5.50% due 12/01/33	181,363	199,314
5.50% due 10/01/34	357,432	392,363
6.00% due 06/01/35	90,899	100,734
6.00% due 08/25/37 STRIPS	1,826,135	242,754
6.50% due 02/01/17	22,303	24,298
6.50% due 07/01/32	26,198	29,986
7.00% due 09/01/31	60,699	72,313
11.50% due 09/01/19	43	44
12.00% due 01/15/16	34	34
12.50% due 09/20/15	26	27
13.00% due 11/15/15	40	40

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
14.50% due 11/15/14	$7	$8
Federal National Mtg. Assoc. FRS
2.18% due 01/01/36	27,995	29,377
2.27% due 11/01/34	41,714	44,040
2.34% due 02/01/35	14,773	15,569
Federal National Mtg. Assoc. REMIC
Series 2002-34, Class AO
zero coupon due 05/18/32	1,055,426	925,360
Series 2004-90, Class GC
4.35% due 11/25/34	1,000,000	1,126,843
Series 2010-117, Class DY
4.50% due 10/25/25	974,930	1,137,858
Series 2010-34, Class MB
4.50% due 12/25/40	250,000	296,228
Series 2007-116, Class PB
5.50% due 08/25/35	275,000	312,606
Federal National Mtg. Assoc. REMIC FRS Series 2010-28, Class SA
6.31% due 10/25/27	3,533,025	269,422

		26,896,105

Government National Mtg. Assoc. — 8.0%
4.50% due 03/15/38	321,798	353,492
4.50% due 03/15/39	60,191	66,129
4.50% due 05/15/39	1,561,446	1,715,477
4.50% due 06/15/39	1,247,933	1,371,037
4.50% due 07/15/39	1,139,797	1,252,724
4.50% due 09/15/39	21,714	23,856
4.50% due 12/15/39	278,701	306,499
4.50% due 04/15/40	474,475	522,095
4.50% due 06/15/40	1,839,342	2,020,785
4.50% due 08/15/40	251,319	276,542
5.00% due 09/15/35	9,826	10,883
5.00% due 02/15/36	354,073	391,748
5.00% due 05/15/36	26,839	29,695
6.00% due 01/15/32	54,258	61,405
6.50% due 08/15/31	69,984	81,630
7.50% due 02/15/29	7,352	7,816
7.50% due 07/15/30	479	587
7.50% due 01/15/31	6,735	8,263
7.50% due 02/15/31	6,242	6,829
Government National Mtg. Assoc. REMIC
Series 2004-18, Class Z
4.50% due 03/16/34	721,564	815,269
Series 2005-21, Class Z
5.00% due 03/20/35	1,000,914	1,166,988
Series 2009-91, Class PR
5.00% due 09/20/38	1,000,000	1,147,258

		11,637,007

Total U.S. Government Agencies
(cost $71,363,299)		76,207,514

U.S. GOVERNMENT TREASURIES — 21.3%
United States Treasury Bonds — 11.8%
zero coupon due 08/15/24 STRIPS	2,040,000	1,583,346
2.00% due 01/15/26 TIPS(2)	2,287,850	2,956,690
3.75% due 08/15/41	7,750,000	9,505,855
3.88% due 08/15/40	2,500,000	3,131,250

		17,177,141

United States Treasury Notes — 9.5%
0.25% due 05/15/15	2,000,000	1,994,062
2.00% due 02/15/22	5,000,000	5,201,955
2.63% due 08/15/20	3,250,000	3,597,344
4.00% due 02/15/15	1,000,000	1,097,812
4.25% due 08/15/13	750,000	786,211

Security Description	Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
4.25% due 08/15/15	$1,000,000	$1,122,031

		13,799,415

Total U.S. Government Treasuries
(cost $28,150,190)		30,976,556

Total Long-Term Investment Securities
(cost $115,890,229)		123,738,618

REPURCHASE AGREEMENTS — 14.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $8,880,002 and collateralized by $8,505,000 of U.S. Treasury Notes, bearing interest at 2.13%, due 02/29/16 and having an approximate value of $9,057,825	8,880,000	8,880,000
State Street Bank & Trust Co. Joint Repurchase Agreement(3)	12,558,000	12,558,000

Total Repurchase Agreements
(cost $21,438,000)		21,438,000

TOTAL INVESTMENTS
(cost $137,328,229) (4)	99.5%	145,176,618
Other assets less liabilities	0.5	752,457

NET ASSETS	100.0%	$145,929,075

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $14,251,319 representing 9.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Principal amount of security is adjusted for inflation.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Payable Securities

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates as of May 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Asset Backed Securities	$—	$766,296	$—	$766,296
U.S. Corporate Bonds & Notes	—	2,054,976	—	2,054,976
Foreign Corporate Bonds & Notes	—	13,733,276	—	13,733,276
U.S. Government Agencies:
Federal Farm Credit Bank	—	5,085,873	—	5,085,873
Federal Home Loan Bank	—	4,323,309	—	4,323,309
Federal Home Loan Mtg Corp.	—	28,265,220	—	28,265,220
Federal National Mtg. Assoc.	—	26,896,105	—	26,896,105
Government National Mtg. Assoc.	—	11,637,007	—	11,637,007
U.S. Government Treasuries	—	30,976,556	—	30,976,556
Repurchase Agreements	—	21,438,000	—	21,438,000

Total	$—	$145,176,618	$—	$145,176,618

See Notes to Financial Statements

VALIC Company I Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	10.0%
Computers	8.0
Applications Software	3.9
Medical — Drugs	3.8
Beverages — Non-alcoholic	3.6
Oil Companies — Integrated	3.6
Oil — Field Services	3.1
Oil Companies — Exploration & Production	3.0
Web Portals/ISP	2.7
Retail — Restaurants	2.5
Computer Services	2.4
Diversified Manufacturing Operations	2.3
Tobacco	2.1
Semiconductor Components — Integrated Circuits	2.0
Commercial Services — Finance	1.9
Electronic Components — Semiconductors	1.8
Medical — Biomedical/Gene	1.8
Aerospace/Defense — Equipment	1.6
Cosmetics & Toiletries	1.6
Enterprise Software/Service	1.5
Computers — Memory Devices	1.5
E-Commerce/Products	1.4
Auto/Truck Parts & Equipment — Original	1.3
Retail — Building Products	1.2
Retail — Discount	1.2
Agricultural Chemicals	1.2
Medical Products	1.1
Chemicals — Diversified	1.1
Cable/Satellite TV	1.1
Transport — Services	1.1
Real Estate Investment Trusts	1.0
Instruments — Controls	1.0
Transport — Rail	1.0
Time Deposits	1.0
Food — Misc./Diversified	0.9
Banks — Super Regional	0.9
Pharmacy Services	0.9
Medical Instruments	0.9
Metal Processors & Fabrication	0.9
Retail — Regional Department Stores	0.9
Hotels/Motels	0.8
Wireless Equipment	0.8
Electronic Measurement Instruments	0.8
Retail — Auto Parts	0.7
Apparel Manufacturers	0.7
Retail — Drug Store	0.7
Motorcycle/Motor Scooter	0.6
Banks — Commercial	0.6
Food — Retail	0.6
Investment Management/Advisor Services	0.6
Television	0.6
Retail — Apparel/Shoe	0.6
Medical Information Systems	0.5
Metal — Copper	0.5
Beverages — Wine/Spirits	0.5
Machinery — Construction & Mining	0.5
Networking Products	0.5
Multimedia	0.5
E-Commerce/Services	0.5
Food — Confectionery	0.5
Engines — Internal Combustion	0.5
Exchange — Traded Funds	0.4
Vitamins & Nutrition Products	0.4
Insurance Brokers	0.4
Medical — HMO	0.3
Industrial Automated/Robotic	0.3
Auto — Cars/Light Trucks	0.3
Textile — Home Furnishings	0.3
Machinery — Farming	0.3

Consulting Services	0.3
Soap & Cleaning Preparation	0.3
Respiratory Products	0.3
Real Estate Management/Services	0.3
Steel — Producers	0.3
Electronic Design Automation	0.3
Dental Supplies & Equipment	0.3
Internet Infrastructure Software	0.2
Casino Hotels	0.2
Semiconductor Equipment	0.2
Diversified Minerals	0.2
Insurance — Life/Health	0.2
Agricultural Operations	0.2
Retail — Gardening Products	0.2
Finance — Credit Card	0.2
Retail — Pet Food & Supplies	0.2
Advanced Materials	0.2
Transport — Marine	0.2
Airlines	0.2
Finance — Investment Banker/Broker	0.2
Therapeutics	0.2
Medical — Wholesale Drug Distribution	0.2
Aerospace/Defense	0.2
Retail — Major Department Stores	0.2
Human Resources	0.2
Recreational Vehicles	0.2
Internet Security	0.2
Diagnostic Equipment	0.2
Diagnostic Kits	0.2
Web Hosting/Design	0.2
Data Processing/Management	0.2
Retail — Video Rentals	0.1
Oil Refining & Marketing	0.1
Insurance — Reinsurance	0.1
Electronic Components — Misc.	0.1
Finance — Other Services	0.1
Building — Heavy Construction	0.1
Gambling (Non-Hotel)	0.1
Machinery — General Industrial	0.1
Filtration/Separation Products	0.1
Software Tools	0.1
Home Furnishings	0.1
Computer Aided Design	0.1
Racetracks	0.1
Electronics — Military	0.1
Food — Catering	0.1
Computer Data Security	0.1
Precious Metals	0.1
Finance — Leasing Companies	0.1
Retail — Jewelry	0.1
Multilevel Direct Selling	0.1
Dialysis Centers	0.1
Retail — Bedding	0.1
Oil Field Machinery & Equipment	0.1
Theaters	0.1
Instruments — Scientific	0.1
Metal — Diversified	0.1
Internet Content — Entertainment	0.1
Cellular Telecom	0.1
Transactional Software	0.1
Computers — Integrated Systems	0.1

110.0%

*	Calculated as a percentage of net assets

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.6%
Advanced Materials — 0.2%
Hexcel Corp.†#	64,269	$1,566,878

Aerospace/Defense — 0.2%
Northrop Grumman Corp.	17,243	1,013,026
Teledyne Technologies, Inc.†#	5,567	331,682

		1,344,708

Aerospace/Defense - Equipment — 1.6%
BE Aerospace, Inc.†	15,069	652,789
European Aeronautic Defence and Space Co. NV	13,820	462,584
United Technologies Corp.	150,355	11,142,809

		12,258,182

Agricultural Chemicals — 1.2%
CF Industries Holdings, Inc.	7,538	1,288,697
Monsanto Co.	86,759	6,697,795
Syngenta AG	2,772	887,519

		8,874,011

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	31,356	999,629
Bunge, Ltd.	11,785	701,208

		1,700,837

Airlines — 0.2%
Alaska Air Group, Inc.†#	6,970	239,071
Delta Air Lines, Inc.†	99,437	1,203,188

		1,442,259

Apparel Manufacturers — 0.7%
Burberry Group PLC	27,599	581,461
Coach, Inc.	72,482	4,888,911

		5,470,372

Applications Software — 3.9%
Check Point Software Technologies, Ltd.†#	36,862	1,888,809
Citrix Systems, Inc.†	49,150	3,591,882
Intuit, Inc.	24,580	1,382,133
Microsoft Corp.	754,493	22,023,651
Red Hat, Inc.†	24,918	1,280,287

		30,166,762

Auto - Cars/Light Trucks — 0.3%
Daihatsu Motor Co., Ltd.#	26,000	447,269
Hyundai Motor Co.	4,519	934,239
Toyota Motor Corp.	29,900	1,159,980

		2,541,488

Auto/Truck Parts & Equipment - Original — 1.3%
Autoliv, Inc.#	59,134	3,418,537
BorgWarner, Inc.†#	83,487	5,990,192
WABCO Holdings, Inc.†	6,247	323,345

		9,732,074

Banks - Commercial — 0.6%
Bank Mandiri Persero Tbk PT	447,715	328,642
Bank of Montreal#	17,534	935,965
Bank of Nova Scotia	9,320	477,979
CIT Group, Inc.†	19,855	678,842
Credicorp, Ltd.	2,410	300,696
Industrial & Commercial Bank of China	1,041,000	637,083
Sberbank of Russia ADR†#	55,168	542,577
Turkiye Garanti Bankasi AS	156,790	502,804

		4,404,588

Security Description	Shares	Value (Note 2)

Banks - Super Regional — 0.9%
Wells Fargo & Co.	219,516	$7,035,488

Beverages - Non - alcoholic — 3.6%
Coca - Cola Co.	207,572	15,511,856
Monster Beverage Corp.†	17,613	1,278,704
PepsiCo, Inc.	155,103	10,523,738

		27,314,298

Beverages - Wine/Spirits — 0.5%
Beam, Inc.	28,867	1,748,186
Brown - Forman Corp., Class B	16,895	1,472,906
Pernod - Ricard SA	7,027	686,422

		3,907,514

Building - Heavy Construction — 0.1%
Chicago Bridge & Iron Co. NV	26,612	956,435

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	35,429	1,024,252
Kabel Deutschland Holding AG†	5,609	318,202
Liberty Global, Inc., Class A†	27,762	1,282,604
Time Warner Cable, Inc.	77,416	5,837,167

		8,462,225

Casino Hotels — 0.2%
Las Vegas Sands Corp.	16,386	756,706
Wynn Resorts, Ltd.	9,977	1,028,030

		1,784,736

Cellular Telecom — 0.1%
China Unicom Hong Kong, Ltd.	372,000	506,126

Chemicals - Diversified — 1.1%
Air Products & Chemicals, Inc.	4,545	359,237
E.I. du Pont de Nemours & Co.	98,283	4,743,138
LyondellBasell Industries NV, Class A#	21,931	865,397
PPG Industries, Inc.	2,546	263,358
Rockwood Holdings, Inc.†	51,268	2,481,371

		8,712,501

Commercial Services — 0.0%
Aggreko PLC	2,862	96,952

Commercial Services - Finance — 1.9%
Alliance Data Systems Corp.†#	6,827	860,202
Automatic Data Processing, Inc.	78,339	4,085,379
Mastercard, Inc., Class A	15,414	6,265,945
Total System Services, Inc.	36,455	848,308
Visa, Inc., Class A	19,627	2,261,030

		14,320,864

Computer Aided Design — 0.1%
Autodesk, Inc.†	26,545	849,971

Computer Data Security — 0.1%
Fortinet, Inc.†#	38,499	818,104

Computer Services — 2.4%
Accenture PLC, Class A	58,562	3,343,890
International Business Machines Corp.	78,747	15,190,296

		18,534,186

Computers — 8.0%
Apple, Inc.†	102,524	59,231,191
Dell, Inc.†#	175,931	2,169,229

		61,400,420

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computers - Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	29,276	$136,133
Teradata Corp.†	3,723	247,505

		383,638

Computers - Memory Devices — 1.5%
EMC Corp.†	430,701	10,272,219
Seagate Technology PLC#	35,925	841,723
Western Digital Corp.†	1,972	61,901

		11,175,843

Consulting Services — 0.3%
SAIC, Inc.#	85,425	949,072
Towers Watson & Co., Class A	15,162	913,662
Verisk Analytics, Inc., Class A†	11,370	544,623

		2,407,357

Cosmetics & Toiletries — 1.6%
Colgate - Palmolive Co.	63,475	6,239,592
Estee Lauder Cos., Inc., Class A	78,937	4,274,439
L’Oreal SA	3,987	448,229
Unicharm Corp.#	20,200	1,091,718

		12,053,978

Data Processing/Management — 0.2%
CommVault Systems, Inc.†#	25,248	1,183,374

Dental Supplies & Equipment — 0.3%
DENTSPLY International, Inc.#	54,966	2,033,742

Diagnostic Equipment — 0.2%
Cepheid, Inc.†#	31,786	1,202,464

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†#	14,157	1,201,080

Dialysis Centers — 0.1%
Fresenius Medical Care AG & Co. KGaA	11,363	754,364

Diversified Manufacturing Operations — 2.3%
3M Co.	20,173	1,702,803
Danaher Corp.	117,674	6,115,518
Illinois Tool Works, Inc.#	110,857	6,224,621
Parker Hannifin Corp.	5,533	452,267
Textron, Inc.#	144,700	3,419,261

		17,914,470

Diversified Minerals — 0.2%
BHP Billiton, Ltd.	39,501	1,230,139
Xstrata PLC	36,400	517,519

		1,747,658

E - Commerce/Products — 1.4%
Amazon.com, Inc.†	47,391	10,090,018
eBay, Inc.†	6,990	273,938

		10,363,956

E - Commerce/Services — 0.5%
IAC/InterActiveCorp.	2,271	102,013
priceline.com, Inc.†	3,607	2,256,143
Rakuten, Inc.#	1,284	1,373,139

		3,731,295

Electronic Components - Misc. — 0.1%
Garmin, Ltd.#	23,724	1,019,183

Electronic Components - Semiconductors — 1.8%
Advanced Micro Devices, Inc.†#	148,360	902,029
Avago Technologies, Ltd.	33,692	1,115,205

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Broadcom Corp., Class A†	157,996	$5,111,171
Intel Corp.	36,171	934,659
LSI Corp.†	136,199	905,723
NVIDIA Corp.†	63,694	791,716
Xilinx, Inc.	120,000	3,836,400

		13,596,903

Electronic Design Automation — 0.3%
Cadence Design Systems, Inc.†#	102,555	1,046,061
Synopsys, Inc.†	35,038	1,035,373

		2,081,434

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	112,192	4,561,727
Trimble Navigation, Ltd.†#	25,715	1,212,848

		5,774,575

Electronics - Military — 0.1%
L-3 Communications Holdings, Inc.	5,126	349,542
Safran SA#	13,930	478,409

		827,951

Engines - Internal Combustion — 0.5%
Cummins, Inc.	36,478	3,536,542

Enterprise Software/Service — 1.5%
Oracle Corp.	367,770	9,734,872
QLIK Technologies, Inc.†#	55,693	1,265,902
SAP AG ADR#	7,566	433,683

		11,434,457

Filtration/Separation Products — 0.1%
Pall Corp.#	9,030	502,610
Polypore International, Inc.†#	9,920	366,941

		869,551

Finance - Credit Card — 0.2%
American Express Co.	29,529	1,648,604

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.#	114,794	1,430,333

Finance - Leasing Companies — 0.1%
ORIX Corp.#	9,400	813,323

Finance - Other Services — 0.1%
IntercontinentalExchange, Inc.†	8,044	984,988

Food - Catering — 0.1%
Compass Group PLC	84,456	827,840

Food - Confectionery — 0.5%
Hershey Co.	53,669	3,588,309

Food - Dairy Products — 0.0%
Dean Foods Co.†	16,998	265,849

Food - Misc./Diversified — 0.9%
Danone	28,857	1,851,523
Kellogg Co.	47,788	2,331,099
Kraft Foods, Inc., Class A	34,824	1,332,714
Nestle SA	29,683	1,682,246

		7,197,582

Food - Retail — 0.6%
Jeronimo Martins SGPS SA	32,050	569,283
Kroger Co.	31,357	690,167
Whole Foods Market, Inc.	39,003	3,456,056

		4,715,506

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Gambling (Non - Hotel) — 0.1%
International Game Technology	62,759	$897,454

Home Furnishings — 0.1%
Tempur - Pedic International, Inc.†#	18,446	852,390

Hotel/Motels — 0.8%
Marriott International, Inc., Class A#	162,830	6,303,149

Human Resources — 0.2%
Capita PLC	79,112	753,512
Robert Half International, Inc.#	20,334	577,892

		1,331,404

Industrial Automated/Robotic — 0.3%
FANUC Corp.	3,100	534,865
Rockwell Automation, Inc.	28,526	2,068,420

		2,603,285

Instruments - Controls — 1.0%
Honeywell International, Inc.	139,435	7,760,952

Instruments - Scientific — 0.1%
Waters Corp.†	7,453	594,600

Insurance Brokers — 0.4%
Brown & Brown, Inc.	75,428	1,930,957
Marsh & McLennan Cos., Inc.	24,071	769,790

		2,700,747

Insurance - Life/Health — 0.2%
Aflac, Inc.	19,783	792,902
Principal Financial Group, Inc.#	4,205	103,275
Prudential Financial, Inc.	17,569	816,080

		1,712,257

Insurance - Multi - line — 0.0%
Assurant, Inc.#	5,453	182,021

Insurance - Property/Casualty — 0.0%
Admiral Group PLC	23,730	379,990

Insurance - Reinsurance — 0.1%
Everest Re Group, Ltd.	10,104	1,031,820

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	18,047	534,733

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	17,368	1,797,241

Internet Security — 0.2%
Symantec Corp.†	82,566	1,225,279

Investment Management/Advisor Services — 0.6%
BlackRock, Inc.	27,528	4,701,782

Machinery - Construction & Mining — 0.5%
Atlas Copco AB, Class A	22,750	458,163
Caterpillar, Inc.	3,482	305,093
Komatsu, Ltd.	31,400	752,542
Terex Corp.†#	140,735	2,340,423

		3,856,221

Machinery - Farming — 0.3%
AGCO Corp.†	5,526	222,201
Deere & Co.	30,405	2,246,017

		2,468,218

Machinery - General Industrial — 0.1%
Sauer - Danfoss, Inc.	24,528	886,197

Security Description	Shares	Value (Note 2)

Medical Information Systems — 0.5%
Cerner Corp.†#	53,693	$4,185,906

Medical Instruments — 0.9%
Edwards Lifesciences Corp.†	27,518	2,349,212
Intuitive Surgical, Inc.†	6,196	3,241,128
Medtronic, Inc.	1,766	65,059
St. Jude Medical, Inc.	16,970	651,987
Thoratec Corp.†	20,748	629,494

		6,936,880

Medical Products — 1.1%
Cooper Cos., Inc.	18,491	1,575,063
Covidien PLC	65,361	3,384,393
Hill - Rom Holdings, Inc.	43,308	1,273,688
Zimmer Holdings, Inc.	41,812	2,535,898

		8,769,042

Medical - Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†#	31,233	2,828,773
Amgen, Inc.	6,000	417,120
Biogen Idec, Inc.†	13,770	1,800,428
Celgene Corp.†	31,489	2,149,124
Gilead Sciences, Inc.†	103,812	5,185,409
Life Technologies Corp.†	1,367	55,924
United Therapeutics Corp.†#	26,002	1,150,328

		13,587,106

Medical - Drugs — 3.8%
Abbott Laboratories	200,050	12,361,090
Allergan, Inc.	40,690	3,672,273
Eli Lilly & Co.	33,417	1,368,426
GlaxoSmithKline PLC	18,080	400,697
Grifols SA†#	30,615	694,459
Johnson & Johnson	96,105	5,999,835
Medivation, Inc.†#	8,870	747,120
Merck & Co., Inc.	27,554	1,035,479
Novartis AG	8,720	452,900
Novo Nordisk A/S, Class B	7,484	995,650
Pfizer, Inc.	23,336	510,358
Sanofi	6,530	444,089
Shire PLC	15,030	423,442

		29,105,818

Medical - HMO — 0.3%
Humana, Inc.	13,316	1,017,209
UnitedHealth Group, Inc.	19,699	1,098,613
WellPoint, Inc.	8,265	556,979

		2,672,801

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	18,397	680,505
McKesson Corp.	7,920	691,258

		1,371,763

Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	39,502	6,565,627

Metal - Copper — 0.5%
Freeport - McMoRan Copper & Gold, Inc.	126,698	4,059,404

Metal - Diversified — 0.1%
Rio Tinto PLC	12,890	552,277

Motorcycle/Motor Scooter — 0.6%
Harley - Davidson, Inc.#	101,193	4,875,479

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A#	18,540	$794,995

Multimedia — 0.5%
FactSet Research Systems, Inc.#	5,985	630,999
Viacom, Inc., Class B	65,017	3,103,261

		3,734,260

Networking Products — 0.5%
Cisco Systems, Inc.	234,044	3,821,939

Oil Companies - Exploration & Production — 3.0%
Apache Corp.	13,945	1,134,844
Continental Resources, Inc.†#	5,242	381,932
Devon Energy Corp.	53,370	3,176,582
Energy XXI Bermuda, Ltd.#	33,195	1,030,705
EOG Resources, Inc.	45,540	4,522,122
Noble Energy, Inc.	52,662	4,447,832
Occidental Petroleum Corp.	102,928	8,159,103

		22,853,120

Oil Companies - Integrated — 3.6%
BG Group PLC	68,494	1,311,620
Chevron Corp.	12,699	1,248,438
ConocoPhillips	14,399	751,052
Exxon Mobil Corp.	279,268	21,958,843
Marathon Petroleum Corp.	28,715	1,035,750
Suncor Energy, Inc.#	37,331	1,007,564

		27,313,267

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	10,384	693,132

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	20,866	615,130
Valero Energy Corp.	21,474	453,101

		1,068,231

Oil - Field Services — 3.1%
Core Laboratories NV#	18,268	2,336,477
Helix Energy Solutions Group, Inc.†#	58,432	1,000,940
Hornbeck Offshore Services, Inc.†	30,794	1,028,212
Oceaneering International, Inc.	74,420	3,439,692
Petrofac, Ltd.	11,050	263,458
Saipem SpA	33,231	1,290,231
Schlumberger, Ltd.	222,376	14,065,282

		23,424,292

Pharmacy Services — 0.9%
Express Scripts Holding Co.†	130,195	6,794,877
Omnicare, Inc.#	5,535	174,463

		6,969,340

Precious Metals — 0.1%
Coeur d’Alene Mines Corp.†#	48,292	816,135

Racetracks — 0.1%
Penn National Gaming, Inc.†#	18,147	833,855

Real Estate Investment Trusts — 1.0%
American Campus Communities, Inc.#	37,148	1,630,797
American Tower Corp.	26,755	1,735,864
AvalonBay Communities, Inc.#	9,953	1,390,932
Simon Property Group, Inc.	21,198	3,127,129

		7,884,722

Real Estate Management/Services — 0.3%
BR Malls Participacoes SA	39,100	430,384

Security Description	Shares	Value (Note 2)

Real Estate Management/Services (continued)
CBRE Group, Inc., Class A†	111,624	$1,836,215

		2,266,599

Recreational Vehicles — 0.2%
Polaris Industries, Inc.#	17,522	1,331,146

Respiratory Products — 0.3%
ResMed, Inc.†#	75,655	2,343,792

Retail - Apparel/Shoe — 0.6%
Foot Locker, Inc.	36,681	1,164,255
Lululemon Athletica, Inc.†	14,226	1,033,377
Urban Outfitters, Inc.†#	78,050	2,183,058

		4,380,690

Retail - Auto Parts — 0.7%
Advance Auto Parts, Inc.	7,768	566,598
O’Reilly Automotive, Inc.†#	53,384	5,113,653

		5,680,251

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,183	735,722

Retail - Building Products — 1.2%
Home Depot, Inc.#	176,154	8,691,438
Kingfisher PLC	151,350	657,795

		9,349,233

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.#	6,389	119,602

Retail - Discount — 1.2%
Costco Wholesale Corp.	60,560	5,231,778
Dollar General Corp.†	65,106	3,184,335
Wal - Mart Stores, Inc.	12,351	812,943

		9,229,056

Retail - Drug Store — 0.7%
CVS Caremark Corp.	115,088	5,172,055

Retail - Gardening Products — 0.2%
Tractor Supply Co.#	18,121	1,655,353

Retail - Jewelry — 0.1%
Swatch Group AG	2,092	804,408

Retail - Major Department Stores — 0.2%
J.C. Penney Co., Inc.#	40,712	1,067,876
TJX Cos., Inc.	6,284	266,818

		1,334,694

Retail - Pet Food & Supplies — 0.2%
PetSmart, Inc.#	24,343	1,568,663

Retail - Regional Department Stores — 0.9%
Dillard’s, Inc., Class A	16,334	1,098,298
Macy’s, Inc.	142,461	5,420,641

		6,518,939

Retail - Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†#	4,815	1,988,932
Domino’s Pizza, Inc.#	23,916	734,460
McDonald’s Corp.	84,519	7,550,928
Starbucks Corp.	139,553	7,660,064
Yum! Brands, Inc.	14,528	1,022,190

		18,956,574

Retail - Video Rentals — 0.1%
Coinstar, Inc.†#	17,595	1,080,861

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Rubber - Tires — 0.0%
Pirelli & C. SpA#	38,340	$379,971

Schools — 0.0%
Apollo Group, Inc., Class A†	1,597	50,817

Semiconductor Components - Integrated Circuits — 2.0%
Linear Technology Corp.	99,183	2,878,291
Marvell Technology Group, Ltd.†	200,598	2,513,493
QUALCOMM, Inc.	170,190	9,753,589

		15,145,373

Semiconductor Equipment — 0.2%
ASML Holding NV	10,610	486,044
KLA - Tencor Corp.	5,046	231,258
Lam Research Corp.†#	27,634	1,030,748

		1,748,050

Soap & Cleaning Preparation — 0.3%
Church & Dwight Co., Inc.#	31,393	1,671,363
Reckitt Benckiser Group PLC	13,705	727,447

		2,398,810

Software Tools — 0.1%
VMware, Inc., Class A†	9,312	866,109

Steel - Producers — 0.3%
Nucor Corp.	60,955	2,179,751

Telephone - Integrated — 0.0%
Verizon Communications, Inc.	8,097	337,159

Television — 0.6%
CBS Corp., Class B	142,333	4,543,269

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†#	36,596	2,492,188

Theaters — 0.1%
Regal Entertainment Group, Class A#	44,348	609,785

Therapeutics — 0.2%
Pharmacyclics, Inc.†#	12,783	401,642
Warner Chilcott PLC, Class A†	51,864	978,155

		1,379,797

Tobacco — 2.1%
Lorillard, Inc.	7,651	945,664
Philip Morris International, Inc.	181,618	15,348,537

		16,294,201

Transactional Software — 0.1%
VeriFone Systems, Inc.†#	13,414	484,380

Transport - Marine — 0.2%
Kirby Corp.†#	27,540	1,453,561

Transport - Rail — 1.0%
Union Pacific Corp.	65,373	7,282,552

Transport - Services — 1.1%
FedEx Corp.	12,292	1,095,709
United Parcel Service, Inc., Class B	94,119	7,053,278

		8,148,987

Transport - Truck — 0.0%
Old Dominion Freight Line, Inc.†#	2,085	90,823

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	33,572	2,710,603

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Hosting/Design — 0.2%
Equinix, Inc.†#	7,296	$1,190,051

Web Portals/ISP — 2.7%
Baidu, Inc. ADR†	11,120	1,309,602
Google, Inc., Class A†	33,485	19,450,097

		20,759,699

Wireless Equipment — 0.8%
Crown Castle International Corp.†	112,609	6,148,451

Total Common Stock
(cost $673,663,177)		754,899,284

EXCHANGE - TRADED FUNDS — 0.4%
iShares Russell 1000 Growth Index Fund (cost $3,090,210)	49,331	3,048,162

PREFERRED STOCK — 0.0%
Banks - Commercial — 0.0%
Itau Unibanco Holding SA ADR (cost $481,358)	26,300	380,561

Total Long-Term Investment Securities
(cost $677,234,745)		758,328,007

SHORT-TERM INVESTMENT SECURITIES — 11.0%
Registered Investment Companies — 10.0%
State Street Navigator Securities Lending Prime Portfolio(1)	76,716,749	76,716,749

Time Deposits — 1.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$7,248,000	7,248,000

Total Short-Term Investment Securities
(cost $83,964,749)		83,964,749

TOTAL INVESTMENTS
(cost $761,199,494)(2)	110.0%	842,292,756
Liabilities in excess of other assets	(10.0)	(76,777,692)

NET ASSETS —	100.0%	$765,515,064

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $77,392,606. This was secured by collateral of $76,716,749, which was received in cash and subsequently invested in short-term investments currently valued at $76,716,749 as reported in the portfolio of investments. Additional collateral of $3,228,753 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.35% to 5.00%	01/10/13 to 06/15/40
Federal National Mtg. Assoc.	4.05% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	0.35% to 4.25%	06/30/13 to 01/31/17

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$61,400,420	$—	$—	$61,400,420
Other Industries*	693,498,864	—	—	693,498,864
Exchange - Traded Funds	3,048,162	—	—	3,048,162
Preferred Stock	380,561	—	—	380,561
Short-Term Investment Securities:
Registered Investment Companies	76,716,749	—	—	76,716,749
Time Deposits	—	7,248,000	—	7,248,000

Total Assets	$835,044,756	$7,248,000	$—	$842,292,756

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Repurchase Agreements	8.4%
Registered Investment Companies	5.6
Medical — Drugs	4.8
Computers	4.5
Oil Companies — Exploration & Production	4.2
Applications Software	4.1
Banks — Super Regional	3.7
Diversified Banking Institutions	3.6
Cable/Satellite TV	2.7
Medical — Biomedical/Gene	2.6
Electric — Integrated	2.3
Oil Companies — Integrated	2.1
Medical Products	1.9
Aerospace/Defense — Equipment	1.9
Multimedia	1.9
Retail — Discount	1.8
Beverages — Non-alcoholic	1.8
Telephone — Integrated	1.7
Tobacco	1.7
Semiconductor Components — Integrated Circuits	1.6
Retail — Restaurants	1.6
Transport — Services	1.5
Commercial Services — Finance	1.5
Instruments — Controls	1.4
Oil & Gas Drilling	1.3
Diversified Manufacturing Operations	1.3
Pharmacy Services	1.3
Finance — Credit Card	1.3
Metal — Copper	1.2
Computer Services	1.2
Oil — Field Services	1.1
Computers — Memory Devices	1.0
Auto — Cars/Light Trucks	1.0
Athletic Footwear	0.9
Apparel Manufacturers	0.8
Medical Instruments	0.8
Motorcycle/Motor Scooter	0.8
Electronic Components — Semiconductors	0.8
Retail — Apparel/Shoe	0.8
Medical — HMO	0.8
Chemicals — Diversified	0.8
Vitamins & Nutrition Products	0.8
Aerospace/Defense	0.7
Retail — Drug Store	0.7
Food — Retail	0.7
Beverages — Wine/Spirits	0.7
Insurance — Multi-line	0.7
Gambling (Non-Hotel)	0.7
Metal Processors & Fabrication	0.7
Wireless Equipment	0.6
Networking Products	0.6
Software Tools	0.6
Cosmetics & Toiletries	0.6
Paper & Related Products	0.5
E-Commerce/Products	0.5
Cellular Telecom	0.5
Rental Auto/Equipment	0.5
Medical Information Systems	0.5
E-Commerce/Services	0.5
Electric Products — Misc.	0.5
Private Equity	0.5
Web Hosting/Design	0.4
Banks — Fiduciary	0.4
Internet Application Software	0.4
Retail — Vitamins & Nutrition Supplements	0.4
Telecom Equipment — Fiber Optics	0.4
Internet Content — Information/News	0.3
Retail — Major Department Stores	0.3
Computers — Integrated Systems	0.3

Retail — Building Products	0.3
Investment Management/Advisor Services	0.2
Internet Content — Entertainment	0.2

101.8%

*	Calculated as a percentage of net assets

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 87.8%
Aerospace/Defense — 0.7%
Boeing Co.#	8,622	$600,177

Aerospace/Defense - Equipment — 1.9%
United Technologies Corp.	20,994	1,555,865

Apparel Manufacturers — 0.8%
Coach, Inc.#	3,571	240,864
Michael Kors Holdings, Ltd.†#	11,226	442,080

		682,944

Applications Software — 4.1%
Citrix Systems, Inc.†	5,520	403,402
Microsoft Corp.#	68,918	2,011,716
Red Hat, Inc.†#	5,926	304,478
Salesforce.com, Inc.†#	4,509	625,038

		3,344,634

Athletic Footwear — 0.9%
NIKE, Inc., Class B#	6,649	719,289

Auto - Cars/Light Trucks — 1.0%
Ford Motor Co.#	75,500	797,280

Banks - Fiduciary — 0.4%
State Street Corp.	7,500	309,075

Banks - Super Regional — 3.7%
Capital One Financial Corp.	20,745	1,065,671
PNC Financial Services Group, Inc.#	7,585	465,871
US Bancorp#	15,041	467,925
Wells Fargo & Co.#	30,273	970,250

		2,969,717

Beverages - Non - alcoholic — 1.8%
PepsiCo, Inc.	21,321	1,446,630

Beverages - Wine/Spirits — 0.7%
Beam, Inc.#	9,210	557,758

Cable/Satellite TV — 2.7%
Comcast Corp., Class A#	44,466	1,285,512
DISH Network Corp., Class A	32,621	914,693

		2,200,205

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	15,182	406,726

Chemicals - Diversified — 0.8%
E.I. du Pont de Nemours & Co.#	7,558	364,749
FMC Corp.	4,794	244,350

		609,099

Commercial Services - Finance — 1.5%
Mastercard, Inc., Class A	1,842	748,792
Visa, Inc., Class A#	3,822	440,294

		1,189,086

Computer Services — 1.2%
International Business Machines Corp.#	4,836	932,864

Computers — 4.5%
Apple, Inc.†	5,701	3,293,639
Hewlett-Packard Co.#	15,136	343,284

		3,636,923

Computers - Integrated Systems — 0.3%
Teradata Corp.†	3,158	209,944

Computers - Memory Devices — 1.0%
EMC Corp.†#	33,932	809,278

Security Description	Shares	Value (Note 2)

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co.#	7,556	$470,663

Diversified Banking Institutions — 3.6%
Bank of America Corp.	75,925	558,049
Citigroup, Inc.	22,684	601,353
Goldman Sachs Group, Inc.	5,781	553,241
JPMorgan Chase & Co.	37,445	1,241,302

		2,953,945

Diversified Manufacturing Operations — 1.3%
General Electric Co.	56,855	1,085,362

E - Commerce/Products — 0.5%
Amazon.com, Inc.†	2,025	431,143

E - Commerce/Services — 0.5%
priceline.com, Inc.†#	640	400,314

Electric Products - Misc. — 0.5%
AMETEK, Inc.#	7,636	387,222

Electric - Integrated — 2.3%
Edison International#	11,191	503,148
Exelon Corp.	11,391	421,239
NextEra Energy, Inc.	7,441	486,195
Public Service Enterprise Group, Inc.#	15,000	467,850

		1,878,432

Electronic Components - Semiconductors — 0.8%
Intel Corp.#	26,107	674,605

Finance - Credit Card — 1.3%
American Express Co.	18,344	1,024,146

Food - Retail — 0.7%
Whole Foods Market, Inc.	6,371	564,534

Gambling (Non-Hotel) — 0.7%
International Game Technology#	37,900	541,970

Instruments - Controls — 1.4%
Honeywell International, Inc.#	20,796	1,157,505

Insurance - Multi-line — 0.7%
MetLife, Inc.#	18,900	552,069

Internet Application Software — 0.4%
Splunk, Inc.†#	8,855	288,319

Internet Content - Entertainment — 0.2%
Facebook, Inc., Class A†#	5,300	157,039

Internet Content - Information/News — 0.3%
LinkedIn Corp., Class A†	2,820	271,002

Investment Management/Advisor Services — 0.2%
Invesco, Ltd.	8,919	193,988

Medical Information Systems — 0.5%
Cerner Corp.†#	5,199	405,314

Medical Instruments — 0.8%
Intuitive Surgical, Inc.†	1,299	679,507

Medical Products — 1.9%
Covidien PLC	11,392	589,878
Stryker Corp.#	19,038	979,505

		1,569,383

Medical - Biomedical/Gene — 2.6%
Alexion Pharmaceuticals, Inc.†#	2,924	264,827
Biogen Idec, Inc.†#	5,528	722,786
Gilead Sciences, Inc.†#	15,980	798,201
Illumina, Inc.†#	7,519	323,768

		2,109,582

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Drugs — 4.8%
Allergan, Inc.	6,487	$585,452
Johnson & Johnson	11,295	705,147
Merck & Co., Inc.	22,554	847,579
Pfizer, Inc.#	81,566	1,783,848

		3,922,026

Medical - HMO — 0.8%
UnitedHealth Group, Inc.	11,424	637,116

Metal Processors & Fabrication — 0.7%
Precision Castparts Corp.#	3,163	525,722

Metal - Copper — 1.2%
Freeport - McMoRan Copper & Gold, Inc.	31,076	995,675

Motorcycle/Motor Scooter — 0.8%
Harley - Davidson, Inc.#	14,086	678,664

Multimedia — 1.9%
Time Warner, Inc.#	11,436	394,199
Viacom, Inc., Class B	11,200	534,576
Walt Disney Co.	12,750	582,802

		1,511,577

Networking Products — 0.6%
Cisco Systems, Inc.	30,200	493,166

Oil & Gas Drilling — 1.3%
Ensco PLC, Class A	24,253	1,089,202

Oil Companies - Exploration & Production — 4.2%
Anadarko Petroleum Corp.	6,432	392,352
Apache Corp.	3,424	278,645
Cobalt International Energy, Inc.†#	11,963	270,962
Devon Energy Corp.#	11,250	669,600
Occidental Petroleum Corp.	7,494	594,049
Southwestern Energy Co.†#	23,925	670,618
Whiting Petroleum Corp.†	11,400	492,594

		3,368,820

Oil Companies - Integrated — 2.1%
Chevron Corp.	11,205	1,101,563
Exxon Mobil Corp.#	7,676	603,564

		1,705,127

Oil - Field Services — 1.1%
Schlumberger, Ltd.	13,751	869,751

Paper & Related Products — 0.5%
International Paper Co.	15,100	440,920

Pharmacy Services — 1.3%
Express Scripts Holding Co.†#	20,732	1,082,003

Private Equity — 0.5%
KKR & Co LP	32,401	380,712

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†	11,756	406,170

Retail - Apparel/Shoe — 0.8%
Lululemon Athletica, Inc.†#	3,257	236,589
Urban Outfitters, Inc.†#	15,656	437,898

		674,487

Retail - Building Products — 0.3%
Home Depot, Inc.#	4,106	202,590

Retail - Discount — 1.8%
Costco Wholesale Corp.	5,947	513,761
Target Corp.	16,550	958,411

		1,472,172

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Drug Store — 0.7%
Walgreen Co.	19,000	$579,880

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.#	9,776	256,424

Retail - Restaurants — 1.6%
Chipotle Mexican Grill, Inc.†#	723	298,650
McDonald’s Corp.#	4,568	408,105
Starbucks Corp.#	10,454	573,820

		1,280,575

Retail - Vitamins & Nutrition Supplements — 0.4%
GNC Holdings, Inc., Class A	7,344	282,964

Semiconductor Components - Integrated Circuits — 1.6%
Analog Devices, Inc.	5,659	205,818
QUALCOMM, Inc.	19,269	1,104,306

		1,310,124

Software Tools — 0.6%
VMware, Inc., Class A†	5,132	477,327

Telecom Equipment - Fiber Optics — 0.4%
Corning, Inc.#	21,708	281,987

Telephone - Integrated — 1.7%
AT&T, Inc.	22,781	778,427
Verizon Communications, Inc.#	14,996	624,433

		1,402,860

Tobacco — 1.7%
Philip Morris International, Inc.	16,587	1,401,767

Transport - Services — 1.5%
FedEx Corp.#	13,788	1,229,062

Vitamins & Nutrition Products — 0.8%
Mead Johnson Nutrition Co.#	7,500	605,550

Web Hosting/Design — 0.4%
Equinix, Inc.†	1,912	311,866

Wireless Equipment — 0.6%
Crown Castle International Corp.†#	9,556	521,758

Total Long-Term Investment Securities
(cost $71,477,670)		71,171,582

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Registered Investment Companies — 5.6%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $4,550,434)	4,550,434	4,550,434

REPURCHASE AGREEMENT — 8.4%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $6,775,000)	$6,775,000	6,775,000

TOTAL INVESTMENTS
(cost $82,803,104)(3)	101.8%	82,497,016
Liabilities in excess of other assets	(1.8)	(1,439,981)

NET ASSETS —	100.0%	$81,057,035

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

(1)	At May 31, 2012, the Fund had loaned securities with a total value of $4,719,452. This was secured by collateral of $4,550,434, which was received in cash and subsequently invested in short-term investments currently valued at $4,550,434 as reported in the portfolio of investments. Additional collateral of $301,555 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Banks	5.40%	06/08/17
Federal Home Loan Mortgage Corp.	0.59% to 5.00%	02/15/18 to 06/15/40
Federal National Mortgage Corp.	4.00% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	1.00% to 4.25%	07/15/13 to 08/31/16

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$71,171,582	$—	$—	$71,171,582
Short-Term Investment Securities:
Registered Investment Companies	4,550,434	—	—	4,550,434
Repurchase Agreement	—	6,775,000	—	6,775,000

Total	$75,722,016	$6,775,000	$—	$82,497,016

See Notes to Financial Statements

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Medical — Biomedical/Gene	28.5%
Medical — Drugs	16.5
Medical Products	9.8
Pharmacy Services	6.9
Medical — HMO	6.7
Therapeutics	5.1
Medical — Wholesale Drug Distribution	2.9
Medical — Hospitals	2.9
Medical Instruments	2.8
Registered Investment Companies	2.3
Dental Supplies & Equipment	1.7
Medical — Generic Drugs	1.7
Medical Labs & Testing Services	1.5
Medical Information Systems	1.5
Diagnostic Kits	1.2
Dialysis Centers	1.1
Instruments — Scientific	1.1
Retail — Drug Store	0.9
Commercial Services	0.8
Consulting Services	0.7
Agricultural Chemicals	0.7
Heart Monitors	0.6
Applications Software	0.6
Physicians Practice Management	0.6
Distribution/Wholesale	0.4
Chemicals — Diversified	0.3
Patient Monitoring Equipment	0.3
Instruments — Controls	0.3
Retail — Convenience Store	0.2
Diagnostic Equipment	0.2
Medical Laser Systems	0.2
Disposable Medical Products	0.2
Drug Delivery Systems	0.1
Insurance — Life/Health	0.1
Decision Support Software	0.1
Electronic Measurement Instruments	0.1

101.6%

*	Calculated as a percentage of net assets

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.9%
Agricultural Chemicals — 0.7%
Monsanto Co.	23,800	$1,837,360

Applications Software — 0.6%
Nuance Communications, Inc.†	75,300	1,557,957

Chemicals - Diversified — 0.3%
Bayer AG	13,064	826,097
Bayer AG ADR	600	37,909

		864,006

Commercial Services — 0.8%
HMS Holdings Corp.†	78,100	2,092,299

Computer Software — 0.0%
DynaVox, Inc., Class A†	23,174	29,663

Consulting Services — 0.7%
Advisory Board Co.†	11,100	1,075,257
MAXIMUS, Inc.	17,900	814,629

		1,889,886

Dental Supplies & Equipment — 1.7%
DENTSPLY International, Inc.	123,300	4,562,100

Diagnostic Equipment — 0.2%
Gen - Probe, Inc.†	2,940	237,875
GenMark Diagnostics, Inc.†	55,000	247,500

		485,375

Diagnostic Kits — 1.2%
BG Medicine, Inc.†	21,500	115,025
IDEXX Laboratories, Inc.†	31,700	2,689,428
Meridian Bioscience, Inc.	10,500	198,870

		3,003,323

Dialysis Centers — 1.1%
DaVita, Inc.†	23,000	1,868,750
Fresenius Medical Care AG & Co. KGaA	16,676	1,107,081

		2,975,831

Disposable Medical Products — 0.2%
Shandong Weigao Group Medical Polymer Co., Ltd.	432,000	438,036

Distribution/Wholesale — 0.4%
MWI Veterinary Supply, Inc.†	6,569	610,589
Owens & Minor, Inc.	14,900	424,203

		1,034,792

Drug Delivery Systems — 0.1%
Depomed, Inc.†	37,600	193,264
Nektar Therapeutics†	24,800	166,160

		359,424

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	3,500	142,310

Heart Monitors — 0.6%
HeartWare International, Inc.†	20,825	1,694,530

Instruments - Controls — 0.3%
Mettler - Toledo International, Inc.†	4,400	686,928

Instruments - Scientific — 1.1%
Thermo Fisher Scientific, Inc.	55,000	2,776,400

Insurance - Life/Health — 0.1%
Odontoprev SA	63,600	340,571

Medical Information Systems — 1.5%
Allscripts Healthcare Solutions, Inc.†	22,600	244,532
athenahealth, Inc.†	33,100	2,406,039

Security Description	Shares	Value (Note 2)

Medical Information Systems (continued)
Cerner Corp.†	14,500	$1,130,420

		3,780,991

Medical Instruments — 2.8%
ArthroCare Corp.†	26,087	682,958
Bruker Corp.†	63,400	940,222
Conceptus, Inc.†	71,700	1,207,428
Edwards Lifesciences Corp.†	29,900	2,552,563
Endologix, Inc.†	13,700	186,183
Intuitive Surgical, Inc.†	860	449,866
St. Jude Medical, Inc.	800	30,736
Volcano Corp.†	45,600	1,303,704

		7,353,660

Medical Labs & Testing Services — 1.5%
Covance, Inc.†	41,000	1,902,400
Fleury SA	43,200	517,068
Laboratory Corp. of America Holdings†	4,600	383,088
Quest Diagnostics, Inc.	19,400	1,103,860

		3,906,416

Medical Laser Systems — 0.2%
Cynosure, Inc., Class A†	6,600	130,152
LCA - Vision, Inc.†	70,700	323,099

		453,251

Medical Products — 9.7%
Baxter International, Inc.	80,544	4,077,137
BioMimetic Therapeutics, Inc.†	14,500	36,540
China Kanghui Holdings, Inc. ADR†	59,500	1,172,150
China Medical System Holdings, Ltd.	2,125,500	903,705
Cooper Cos., Inc.	12,400	1,056,232
Covidien PLC	89,500	4,634,310
EnteroMedics, Inc.†	105,150	364,345
Fresenius SE & Co. KGaA	8,843	835,386
Henry Schein, Inc.†	43,000	3,195,330
Hill - Rom Holdings, Inc.	16,800	494,088
Hospira, Inc.†	27,700	865,902
Nobel Biocare Holding AG†	11,273	118,608
Sonova Holding AG†	2,314	216,785
Straumann Holding AG	1,455	223,189
Stryker Corp.	79,900	4,110,855
Tornier NV†	6,300	124,425
Zimmer Holdings, Inc.	45,900	2,783,835

		25,212,822

Medical - Biomedical/Gene — 28.3%
3SBio, Inc. ADR†	20,200	252,298
Abcam PLC	65,971	399,835
Acorda Therapeutics, Inc.†	31,375	689,936
Aegerion Pharmaceuticals, Inc.†	41,700	634,257
Affymax, Inc.†	3,300	46,662
Alexion Pharmaceuticals, Inc.†	214,740	19,449,002
AMAG Pharmaceuticals, Inc.†	38,000	533,140
Amarin Corp. PLC ADR†	120,600	1,429,110
Amgen, Inc.	51,275	3,564,638
Amylin Pharmaceuticals, Inc.†	75,500	2,001,505
Ardea Biosciences, Inc.†	33,917	1,083,648
Ariad Pharmaceuticals, Inc.†	10,900	180,613
Arqule, Inc.†	32,400	192,456
Basilea Pharmaceutica†	1,848	78,478
Biocon, Ltd.	23,900	94,055
BioCryst Pharmaceuticals, Inc.†	31,500	97,650
Biogen Idec, Inc.†	13,600	1,778,200
Celgene Corp.†	59,340	4,049,955

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Cubist Pharmaceuticals, Inc.†	65,800	$2,639,896
Dendreon Corp.†	95,400	667,800
Dyadic International, Inc.†	33,700	34,037
Dynavax Technologies Corp.†	37,300	140,621
Exelixis, Inc.†	225,900	1,045,917
Gilead Sciences, Inc.†	140,800	7,032,960
GTx, Inc.†	31,844	92,984
Halozyme Therapeutics, Inc.†	23,200	177,248
Human Genome Sciences, Inc.†	160,154	2,181,297
Illumina, Inc.†	9,800	421,988
Incyte Corp., Ltd.†	292,600	6,235,306
Intercell AG†	8,622	20,683
InterMune, Inc.†	82,700	862,561
Lexicon Pharmaceuticals, Inc.†	34,200	54,378
Medicines Co.†	173,700	3,817,926
Momenta Pharmaceuticals, Inc.†	31,700	437,143
Newron Pharmaceuticals SpA†	9,000	44,660
NPS Pharmaceuticals, Inc.†	66,100	521,529
Puma Biotechnology, Inc.†(4)	38,324	505,877
Regeneron Pharmaceuticals, Inc.†	48,600	6,592,590
Seattle Genetics, Inc.†	34,000	662,320
Sinovac Biotech, Ltd.†	43,200	79,920
Tranzyme, Inc.†	62,300	187,523
United Therapeutics Corp.†	9,300	411,432
Vertex Pharmaceuticals, Inc.†	34,694	2,083,028
Vical, Inc.†	115,100	336,092

		73,843,154

Medical - Drugs — 16.5%
Abbott Laboratories	33,900	2,094,681
Achillion Pharmaceuticals, Inc.†	10,200	73,236
Alkermes PLC†	196,600	3,070,892
Allergan, Inc.	10,000	902,500
Anacor Pharmaceuticals, Inc.†	57,400	287,000
Auxilium Pharmaceuticals, Inc.†	41,700	796,470
Cadence Pharmaceuticals, Inc.†	79,100	217,525
Cardiome Pharma Corp.†	65,600	26,896
ChemoCentryx, Inc.†	7,200	100,944
Clovis Oncology, Inc.†	13,400	238,654
Elan Corp. PLC ADR†	266,000	3,713,360
Endocyte, Inc.†	15,300	98,379
Forest Laboratories, Inc.†	100	3,500
GlaxoSmithKline Pharmaceuticals, Ltd.	3,696	132,288
Grifols SA†	6,500	110,110
Grifols SA ADR†	25,500	215,985
Hikma Pharmaceuticals PLC	10,303	102,737
Idenix Pharmaceuticals, Inc.†	180,000	1,627,200
Infinity Pharmaceuticals, Inc.†	22,750	295,978
Ironwood Pharmaceuticals, Inc.†	15,000	178,800
Jazz Pharmaceuticals PLC†	38,000	1,641,600
Lijun International Pharmaceutical Holding, Ltd.	190,000	46,511
MAP Pharmaceuticals, Inc.†	23,100	271,887
Medicis Pharmaceutical Corp., Class A	5,500	198,550
Medivation, Inc.†	38,600	3,251,278
Merck & Co., Inc.	89,204	3,352,286
Novo Nordisk A/S, Class B	6,337	843,056
Optimer Pharmaceuticals, Inc.†	52,900	790,326
Pacira Pharmaceuticals, Inc.†	99,100	1,052,442
Pfizer, Inc.	66,166	1,447,051
Ranbaxy Laboratories, Ltd.†	29,600	273,032
Rigel Pharmaceuticals, Inc.†	61,800	459,174
Roche Holding AG	11,571	1,805,903
Salix Pharmaceuticals, Ltd.†	16,300	844,503
Sanofi	2,645	179,880
Savient Pharmaceuticals, Inc.†	8,700	6,301

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Shire PLC	25,775	$726,163
Shire PLC ADR	12,032	1,015,621
Stada Arzneimittel AG	16,336	464,487
Sun Pharmaceutical Industries, Ltd.	20,011	201,616
Supernus Pharmaceuticals, Inc.†	81,700	448,533
Swedish Orphan Biovitrum AB†	95,623	306,699
Targacept, Inc.†	15,600	64,740
UCB SA (FSE)	9,588	460,375
UCB SA (BSE)	24,402	1,144,013
Valeant Pharmaceuticals International, Inc.†	131,533	6,400,396
Vectura Group PLC†	82,423	81,299
ViroPharma, Inc.†	13,000	261,820
XenoPort, Inc.†	102,100	600,348

		42,927,025

Medical-Generic Drugs — 1.7%
Impax Laboratories, Inc.†	40,700	843,711
Mylan, Inc.†	700	15,169
Par Pharmaceutical Cos., Inc.†	3,300	118,272
Sawai Pharmaceutical Co., Ltd.	12,700	1,358,167
Simcere Pharmaceutical Group ADR†	32,100	276,060
Teva Pharmaceutical Industries, Ltd. ADR	23,135	906,661
Towa Pharmaceutical Co., Ltd.	13,700	715,946
Watson Pharmaceuticals, Inc.†	4,000	285,160

		4,519,146

Medical - HMO — 6.7%
Aetna, Inc.	42,500	1,737,825
AMERIGROUP Corp.†	59,000	3,681,600
Amil Participacoes SA	37,200	350,447
Centene Corp.†	40,900	1,478,126
Triple - S Management Corp., Class B†	13,257	230,142
UnitedHealth Group, Inc.	108,900	6,073,353
WellCare Health Plans, Inc.†	35,858	2,024,901
WellPoint, Inc.	26,400	1,779,096

		17,355,490

Medical - Hospitals — 2.9%
Acadia Healthcare Co., Inc.†	36,700	656,930
Bangkok Dusit Medical Services PCL	543,700	1,529,503
Bumrungrad Hospital PCL	237,800	470,891
Community Health Systems, Inc.†	17,000	374,170
Fortis Healthcare, Ltd.†	134,100	235,569
HCA Holdings, Inc.	33,400	868,066
Health Management Associates, Inc., Class A†	28,600	183,326
Select Medical Holdings Corp.†	73,203	676,396
Universal Health Services, Inc., Class B	64,100	2,483,875

		7,478,726

Medical - Wholesale Drug Distribution — 2.9%
AmerisourceBergen Corp.	64,500	2,385,855
Cardinal Health, Inc.	300	12,414
McKesson Corp.	57,900	5,053,512
Sinopharm Group Co., Ltd.	92,000	210,041

		7,661,822

Patient Monitoring Equipment — 0.3%
Insulet Corp.†	40,000	736,800

Pharmacy Services — 6.9%
Catalyst Health Solutions, Inc.†	44,914	3,901,679
Express Scripts Holding Co.†	64,267	3,354,095
SXC Health Solutions Corp.†	120,400	10,801,084

		18,056,858

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Physicians Practice Management — 0.6%
Mednax, Inc.†	24,800	$1,513,048

Research & Development — 0.0%
AVEO Pharmaceuticals, Inc.†	7,000	89,110

Retail-Convenience Store — 0.2%
CP ALL PCL	494,800	532,670

Retail-Drug Store — 0.9%
Raia Drogasil SA	89,342	826,154
Shanghai Pharmaceuticals Holding Co., Ltd.†	357,000	430,522
Shoppers Drug Mart Corp.	25,000	997,483

		2,254,159

Therapeutics — 5.1%
Allos Therapeutics, Inc.†	49,300	87,754
AVANIR Pharmaceuticals, Inc., Class A†	467,711	1,389,102
BioMarin Pharmaceutical, Inc.†	77,700	2,769,228
ISTA Pharmaceuticals, Inc.†	30,700	279,063
Neurocrine Biosciences, Inc.†	145,235	971,622
Onyx Pharmaceuticals, Inc.†	24,800	1,135,344
Pharmacyclics, Inc.†	128,900	4,050,038
Questcor Pharmaceuticals, Inc.†	13,300	550,620
Theravance, Inc.†	52,900	1,094,501
Threshold Pharmaceuticals, Inc.†	26,500	194,245
Warner Chilcott PLC, Class A†	22,800	430,008
YM Biosciences, Inc.†	214,900	423,353

		13,374,878

Total Common Stock
(cost $202,306,930)		257,820,817

CONVERTIBLE PREFERRED STOCK — 0.3%
Decision Support Software — 0.1%
Castlight Health, Inc. Series D(1)(2)(3)	42,238	254,972

Medical-Biomedical/Gene — 0.2%
Tesaro, Inc. Series B(1)(2)(3)	163,704	356,056

Total Convertible Preferred Stock
(cost $611,029)		611,028

WARRANTS† — 0.1%
Medical Products — 0.1%
EnteroMedics, Inc. Expires 02/23/13 (Strike price $8.28)(2)(3)	82,200	0
EnteroMedics, Inc. Expires 06/13/16 (Strike price $2.19)	42,300	83,623
EnteroMedics, Inc. Expires 09/28/16 (Strike price $1.90)	6,300	13,492

		97,115

Medical-Drugs — 0.0%
Alexza Pharmaceuticals, Inc. Expires 10/05/16 (Strike price $2.77)(1)(2)(3)	13,050	758
Cadence Pharmaceuticals, Inc. Expires 02/18/14 (Strike price $7.84)(2)(3)	9,484	1,580

		2,338

Total Warrants
(cost $13,092)		99,453

CONVERTIBLE BONDS & NOTES — 0.0%
Patient Monitoring Equipment — 0.0%
Insulet Corp. Senior Notes 3.75% due 06/15/16 (cost $68,000)	$68,000	71,145

Security Description	Shares/ Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 0.0%
Heart Monitors — 0.0%
HeartWare International, Inc. Senior Notes 3.50% due 12/15/17 (cost $69,004)	$71,000	$81,295

Total Long-Term Investment Securities
(cost $203,068,055)		258,683,738

SHORT-TERM INVESTMENT SECURITIES — 2.3%
Call Options - Purchased† — 0.0%
Eli Lilly & Co.(6)
(cost $51,601)	323	52,003

Registered Investment Companies — 2.3%
T. Rowe Price Reserve Investment Fund
(cost $5,998,615)	5,998,615	5,998,615

Total Short -Term Investment Securities
(cost $6,050,216)		6,050,618

TOTAL INVESTMENTS
(cost $209,118,271)(5)	101.6%	264,734,356
Liabilities in excess of other assets	(1.6)	(4,079,959)

NET ASSETS	100.0%	$260,654,397

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $613,366 representing 0.2% of net assets.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the Health Sciences Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Alexza Pharm aceuti cals, Inc. Expires 10/05/16 Strike Price $2.77 Warrant	10/5/2009	13,050	$1,631	$758	$0.06	0.0%
Cadence Pharm aceuti cals, Inc. Expires 02/18/14 Strike Price $7.84 Warrant	2/18/2009	9,484	1,186	1,580	0.17	0.0%
Castlight Health, Inc. Series D Convertible Preferred Stock	4/26/2012	42,238	254,972	254,972	6.04	0.1%
Entero Medics, Inc. Expires 02/23/13 Strike Price $8.28 Warrant	2/23/2009	82,200	10,275	0	0.00	0.0%
Tesaro, Inc. Series B Con vertible Prefer red Stock	6/6/2011	68,928	149,919
	3/21/2012	94,776	206,138

		163,704	356,057	356,056	3.76	0.1%

				$613,366		0.2%

(4)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(5)	See Note 5 for cost of investments on a tax basis.
(6)	Options Purchased

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Call Options - Purchased
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Paid	Value at May 31, 2012	Unrealized Appreciation (Depreciation)
Eli Lilly &Co.	Jan 2013	$45.00	323	$51,601	$52,003	$402

ADR—American Depository Receipt

BSE—Brussels Stock Exchange

FSE—Frankfurt Stock Exchange

Open call option contracts written at May 31, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2012	Unrealized Appreciation (Depreciation)
Alexion Pharmaceuticals, Inc.	Aug-12	$85.00	35	$16,870	$37,100	$(20,230)
Alexion Pharmaceuticals, Inc.	Jan-13	100.00	33	19,763	28,710	(8,947)
Allergan, Inc.	Jul-12	100.00	18	2,286	360	1,926
Allergan, Inc.	Jan-13	105.00	17	5,134	2,720	2,414
AmerisourceBergen Corp.	Nov-12	40.00	50	5,350	5,750	(400)
Amgen, Inc.	Jul-12	75.00	52	10,868	1,872	8,996
Amgen, Inc.	Jan-13	75.00	33	7,425	10,065	(2,640)
Amgen, Inc.	Jan-13	80.00	50	6,403	7,850	(1,447)
Biogen Idec, Inc.	Jan-13	135.00	33	26,630	40,260	(13,630)
Celgene Corp.	Jul-12	70.00	33	8,955	7,524	1,431
Celgene Corp.	Jul-12	72.50	49	8,257	6,419	1,838
Celgene Corp.	Jul-12	75.00	49	5,025	3,430	1,595
Celgene Corp.	Jul-12	85.00	82	14,378	738	13,640
Celgene Corp.	Jan-13	85.00	82	20,765	10,824	9,941
Celgene Corp.	Jan-13	90.00	115	27,677	8,625	19,052
Davita, Inc.	Jul-12	90.00	38	9,401	1,330	8,071
Express Scripts Holding Co.	Jan-13	70.00	20	3,080	900	2,180
Express Scripts, Inc.	Jan-13	65.00	49	11,768	5,243	6,525
Gilead Sciences, Inc.	Aug-12	55.00	98	17,667	11,564	6,103
Henry Schein, Inc.	Jul-12	80.00	17	3,480	1,020	2,460
Henry Schein, Inc.	Oct-12	80.00	33	8,316	7,590	726
Illumina, Inc.	Jun-12	55.00	7	2,989	70	2,919
Incyte Corp.	Sep-12	22.50	66	7,913	14,850	(6,937)
Incyte Corp.	Dec-12	25.00	66	8,712	15,180	(6,468)
Intuitive Surgical, Inc.	Jan-13	550.00	7	20,979	33,180	(12,201)
McKesson Corp.	Aug-12	95.00	17	2,839	1,445	1,394
McKesson Corp.	Jan-13	95.00	52	10,938	16,120	(5,182)
McKesson Corp.	Jan-13	100.00	17	5,006	2,975	2,031
Merck & Co., Inc.	Jan-13	40.00	71	9,159	8,023	1,136
Monsanto Co.	Jul-12	90.00	35	6,927	875	6,052
Monsanto Co.	Jan-13	90.00	17	7,684	4,998	2,686
Regeneron Pharmaceuticals, Inc.	Aug-12	175.00	8	3,176	1,080	2,096
Regeneron Pharmaceuticals, Inc.	Jan-13	135.00	51	57,649	109,650	(52,001)
Regeneron Pharmaceuticals, Inc.	Jan-13	160.00	33	28,071	37,950	(9,879)
Regeneron Pharmaceuticals, Inc.	Jan-13	170.00	33	21,051	29,040	(7,989)
SXC Health Solutions Corp.	Oct-12	95.00	17	2,159	11,390	(9,231)
SXC Health Solutions Corp.	Oct-12	110.00	64	11,008	17,280	(6,272)
UnitedHealth Group, Inc.	Jan-13	65.00	105	14,910	19,950	(5,040)
Valeant Pharmaceuticals International, Inc.	Jan-13	65.00	129	49,747	27,090	22,657
WellPoint, Inc.	Jun-12	80.00	18	2,772	162	2,610
Zimmer Holdings, Inc.	Jan-13	65.00	35	7,683	10,850	(3,167)
Zimmer Holdings, Inc.	Jan-13	70.00	88	13,928	14,080	(152)

			1,922	$534,798	$576,132	$(41,334)

Open put option contracts written at May 31, 2012 for the Health Sciences Fund were as follows:
Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2012	Unrealized Appreciation (Depreciation)
Abbott Laboratories	Jan-13	$62.50	68	$40,255	$34,000	$6,255
Agilent Technologies, Inc.	Jan-13	45.00	15	13,980	11,250	2,730
Alexion Pharmaceuticals, Inc.	Aug-12	80.00	27	18,954	7,965	10,989
Alexion Pharmaceuticals, Inc.	Aug-12	85.00	22	9,654	9,900	(246)
Alexion Pharmaceuticals, Inc.	Aug-12	90.00	22	14,174	14,520	(346)
Alexion Pharmaceuticals, Inc.	Jan-13	95.00	10	13,710	14,400	(690)
Allergan, Inc.	Jan-13	90.00	10	5,370	7,100	(1,730)
AMERIGROUP Corp.	Jun-12	60.00	18	18,396	2,340	16,056

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2012	Unrealized Appreciation (Depreciation)
AMERIGROUP Corp.	Jan-13	$70.00	20	$22,127	$29,400	$(7,273)
Amylin Pharmaceuticals, Inc.	Jan-13	20.00	14	11,858	2,240	9,618
Amylin Pharmaceuticals, Inc.	Jan-13	27.00	16	8,192	5,920	2,272
athenahealth, Inc.	Jun-12	50.00	21	15,515	630	14,885
Baxter International, Inc.	Jan-13	60.00	28	27,635	30,520	(2,885)
Baxter International, Inc.	Jan-13	65.00	28	44,715	43,680	1,035
Biogen Idec, Inc.	Jan-13	115.00	47	68,172	39,010	29,162
Biogen Idec, Inc.	Jan-13	120.00	35	63,712	33,250	30,462
Biogen Idec, Inc.	Jan-13	135.00	66	115,299	108,240	7,059
Biogen Idec, Inc.	Jan-13	140.00	68	115,693	125,120	(9,427)
Biogen Idec, Inc.	Jan-13	145.00	29	55,978	61,480	(5,502)
Bristol Myers Squibb Co.	Jan-13	35.00	98	32,311	36,260	(3,949)
Catalyst Health Solutions, Inc.	Jun-12	50.00	21	15,477	3,570	11,907
Celgene Corp.	Jan-13	70.00	10	6,070	7,400	(1,330)
Celgene Corp.	Jan-13	72.50	10	7,230	8,800	(1,570)
Cerner Corp.	Jan-13	80.00	16	12,467	14,560	(2,093)
Cerner Corp.	Jan-13	85.00	16	16,972	19,200	(2,228)
Coventry Health Care, Inc.	Aug-12	35.00	51	27,896	29,070	(1,174)
Covidien PLC	Jul-12	50.00	14	8,218	1,610	6,608
CVS Caremark Corp.	Jan-13	45.00	138	74,627	51,750	22,877
CVS Caremark Corp.	Jan-13	50.00	165	110,695	110,550	145
Davita, Inc.	Jul-12	90.00	4	3,868	4,360	(492)
Edwards Lifesciences Corp.	Jan-13	70.00	21	18,282	9,030	9,252
Eli Lilly & Co.	Jan-13	40.00	194	58,798	64,020	(5,222)
Express Scripts, Inc.	Jun-12	50.00	21	15,567	1,239	14,328
Express Scripts, Inc.	Jan-13	50.00	20	13,040	8,900	4,140
Express Scripts, Inc.	Jan-13	55.00	33	28,950	22,605	6,345
Express Scripts, Inc.	Jan-13	57.50	33	26,630	27,390	(760)
Forest Laboratories, Inc.	Jan-13	35.00	33	15,576	10,560	5,016
Forest Laboratories, Inc.	Jan-13	40.00	142	84,062	105,080	(21,018)
Gilead Sciences, Inc.	Aug-12	45.00	6	2,562	840	1,722
Gilead Sciences, Inc.	Jan-13	35.00	21	10,332	2,226	8,106
Gilead Sciences, Inc.	Jan-13	55.00	27	18,144	22,140	(3,996)
Gilead Sciences, Inc.	Jan-13	60.00	27	26,283	35,100	(8,817)
Humana, Inc.	Jan-13	85.00	35	43,853	48,650	(4,797)
Humana, Inc.	Jan-13	97.50	47	70,668	111,860	(41,192)
Idenix Pharmaceuticals, Inc.	Jul-12	12.50	20	6,940	8,600	(1,660)
Intermune, Inc.	Jan-13	20.00	35	23,793	42,700	(18,907)
Intuitive Surgical, Inc.	Jan-13	400.00	4	15,988	6,640	9,348
Johnson & Johnson	Jan-13	67.50	50	33,349	35,250	(1,901)
Johnson & Johnson	Jan-13	70.00	105	87,108	96,600	(9,492)
Medicis Pharmaceutical, Class A	Jul-12	35.00	150	58,980	20,250	38,730
Medicis Pharmaceutical, Class A	Oct-12	45.00	66	51,135	74,580	(23,445)
Medivation, Inc.	Jan-13	100.00	5	11,985	13,375	(1,390)
MEDNAX, Inc.	Nov-12	70.00	14	11,226	17,640	(6,414)
Medtronic, Inc.	Jan-13	40.00	68	34,815	36,040	(1,225)
Merck & Co., Inc.	Jan-13	45.00	69	57,579	63,480	(5,901)
Mettler-Toledo International, Inc.	Oct-12	180.00	1	1,997	2,960	(963)
Monsanto Co.	Jul-12	80.00	7	3,864	3,745	119
Monsanto Co.	Jan-13	75.00	16	11,622	11,760	(138)
Monsanto Co.	Jan-13	80.00	21	34,901	20,790	14,111
Nuance Communications, Inc.	Jan-13	25.00	20	7,448	11,600	(4,152)
Nuance Communications, Inc.	Jan-13	30.00	52	32,089	60,320	(28,231)
Pfizer, Inc.	Jan-13	22.50	217	58,374	44,051	14,323
Pfizer, Inc.	Jan-13	25.00	289	127,735	108,375	19,360
Pfizer, Inc.	Jan-13	27.00	329	178,748	184,240	(5,492)
Quest Diagnostics, Inc.	Aug-12	60.00	28	14,756	12,880	1,876
Quest Diagnostics, Inc.	Aug-12	65.00	55	47,959	48,400	(441)
Quest Diagnostics, Inc.	Nov-12	60.00	19	10,416	11,020	(604)
Regeneron Pharmaceuticals, Inc.	Jan-13	105.00	26	46,567	24,440	22,127
Salix Pharmaceuticals, Ltd.	Jul-12	45.00	5	2,485	1,000	1,485
Sanofi ADR	Sep-12	41.00	137	86,732	102,750	(16,018)
St. Jude Medical, Inc.	Jan-13	45.00	24	21,767	20,640	1,127
Stryker Corp.	Jan-13	60.00	18	20,871	18,000	2,871
Stryker Corp.	Jan-13	65.00	7	10,899	10,360	539
SXC Health Solutions Corp.	Jul-12	65.00	19	15,465	950	14,515
SXC Health Solutions Corp.	Oct-12	70.00	33	30,260	8,415	21,845
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	45.00	21	19,257	15,435	3,822

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Issue	Expiration Month	Strike Price	No. of Contracts	Premiums Received	Value at May 31, 2012	Unrealized Appreciation (Depreciation)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	$50.00	51	$46,129	$59,160	$(13,031)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	52.50	20	17,890	27,800	(9,910)
Teva Pharmaceutical Industries, Ltd. ADR	Jan-13	55.00	14	15,218	22,820	(7,602)
Thermo Fisher Scientific, Inc.	Jun-12	50.00	34	27,267	3,740	23,527
UnitedHealth Group, Inc.	Jan-13	55.00	17	13,100	9,180	3,920
Valeant Pharmaceuticals International, Inc.	Jan-13	45.00	21	15,582	12,600	2,982
Valeant Pharmaceuticals International, Inc.	Jan-13	47.00	21	17,682	14,280	3,402
Valeant Pharmaceuticals International, Inc.	Jan-13	50.00	13	10,141	10,660	(519)
Valeant Pharmaceuticals International, Inc.	Jan-13	60.00	48	57,245	70,080	(12,835)
Vertex Pharmaceuticals, Inc.	Jan-13	45.00	68	82,074	28,560	53,514
Vertex Pharmaceuticals, Inc.	Jan-13	65.00	97	130,082	135,800	(5,718)
Warner Chilcott PLC, Class A	Jan-13	20.00	36	17,892	18,000	(108)
Watson Pharmaceuticals, Inc.	Aug-12	60.00	18	8,586	1,440	7,146
Watson Pharmaceuticals, Inc.	Nov-12	65.00	3	1,791	960	831
Watson Pharmaceuticals, Inc.	Nov-12	80.00	81	70,088	90,720	(20,632)
WellPoint, Inc.	Jan-13	70.00	66	54,251	55,770	(1,519)
Zimmer Holdings, Inc.	Jan-13	65.00	21	24,086	16,590	7,496
Zimmer Holdings, Inc.	Jan-13	70.00	7	10,829	8,960	1,869

			4,333	$3,229,010	$3,062,141	$166,869

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Medical Products	$25,212,822	$—	$—	$25,212,822
Medical - Biomedical/Gene	73,337,277	505,877	—	73,843,154
Medical - Drugs	42,927,025	—	—	42,927,025
Medical - HMO	17,355,490	—	—	17,355,490
Pharmacy Services	18,056,858	—	—	18,056,858
Therapeutics	13,374,878	—	—	13,374,878
Other Industries*	67,050,590	—	—	67,050,590
Convertible Preferred Stock	—	—	611,028	611,028
Warrants	—	98,695	758	99,453
Convertible Bonds & Notes	—	71,145	—	71,145
U.S. Corporate Bonds & Notes	—	81,295	—	81,295
Short-Term Investment Securities:
Options - Purchased	52,003	—	—	52,003
Registered Investment Companies	5,998,615	—	—	5,998,615
Other Financial Instruments:†
Call Option Contracts Written - Appreciation	130,479	—	—	130,479
Put Option Contracts Written - Appreciation	491,854	—	—	491,854

Total Assets	$263,987,891	$757,012	$611,786	$265,356,689

LIABILITIES:
Other Financial Instruments:†
Call Option Contracts Written - Depreciation	$171,813	$—	$—	$171,813
Put Option Contracts Written - Depreciation	324,985	—		324,985

Total Liabilities	$496,798	$—	$—	$496,798

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Preferred Stock	Warrants
Balance as of 5/31/2011	$—	$53,521
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	—	36,132
Change in unrealized depreciation(1)	(1)	(5,272)
Net purchases	611,029	—
Net sales	—	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	(83,623)

Balance as of 05/31/2012	$611,028	$758

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2012 includes:

Convertible Preferred Stock	Warrants
$(1)	$(4,906)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

United States Treasury Bonds	31.2%
United States Treasury Notes	23.9
Sovereign	11.7
Diversified Banking Institutions	5.7
Banks — Super Regional	3.4
Time Deposits	3.3
Banks — Commercial	3.1
Insurance — Life/Health	2.5
Finance — Investment Banker/Broker	2.1
Electric — Integrated	2.0
Insurance — Multi-line	1.8
Federal Home Loan Mtg. Corp.	1.6
Federal National Mtg. Assoc.	1.2
Finance — Credit Card	1.0
Special Purpose Entities	1.0
Diversified Financial Services	0.7
Finance — Consumer Loans	0.6
Banks — Money Center	0.5
Banks — Mortgage	0.5
Real Estate Investment Trusts	0.3
Office Automation & Equipment	0.3
Government National Mtg. Assoc.	0.3
Metal — Diversified	0.3
Diversified Minerals	0.2
Oil Companies — Integrated	0.1
Finance — Auto Loans	0.1
Trucking/Leasing	0.1

99.5%

Credit Quality†#

Aaa	75.1%
Aa	7.9
A	5.7
Baa	8.3
Ba	0.5
Not Rated@	2.5

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 18.5%
Banks - Commercial — 1.6%
BNP Paribas LLC FRS Bank Guar. Notes 4.39% due 04/03/17	$674,000	$629,105
Branch Banking & Trust Co. FRS Sub. Notes 0.77% due 05/23/17	1,500,000	1,394,353
National City Bank FRS Sub. Notes 0.84% due 06/07/17	1,580,000	1,469,767
Regions Financial Corp. FRS Senior Notes 0.64% due 06/26/12	1,100,000	1,099,208
SunTrust Bank FRS Sub. Notes 0.76% due 08/24/15	1,000,000	932,221
US Bank NA FRS Sub. Notes 3.78% due 04/29/20	1,000,000	1,049,283

		6,573,937

Banks - Money Center — 0.0%
RBS Capital Trust II FRS Bank Guar. Bonds 6.43% due 01/03/34(1)	50,000	32,000

Banks - Mortgage — 0.5%
Abbey National Capital Trust I FRS Limited Guar. Notes 8.96% due 06/30/30(1)	2,000,000	1,940,000

Banks - Super Regional — 2.7%
Bank of America NA FRS Sub. Notes 0.75% due 06/15/16	2,000,000	1,768,988
Bank of America NA FRS Sub. Notes 0.77% due 06/15/17	2,000,000	1,660,202
Fifth Third Bancorp FRS Sub. Notes 0.89% due 12/20/16	3,429,000	3,157,317
Mellon Capital IV FRS Limited Guar. Notes 6.24% due 07/09/12(1)	3,000,000	2,400,000
Wells Fargo & Co. FRS Senior Notes 4.00% due 03/31/21	2,000,000	2,098,654

		11,085,161

Chemicals - Specialty — 0.0%
Eastman Chemical Co. Senior Notes 2.40% due 06/01/17	100,000	100,422

Diversified Banking Institutions — 4.7%
Bank of America Corp. FRS Senior Notes 2.02% due 07/11/14	1,000,000	982,512
Citigroup, Inc. FRS Senior Notes 2.47% due 08/13/13	1,000,000	1,006,883
Goldman Sachs Group, Inc. FRS Notes 0.00% due 05/08/13(2)	5,000,000	4,825,000
JPMorgan Chase & Co. FRS Senior Notes 2.25% due 06/23/16	2,000,000	1,927,200

Security Description	Principal Amount(3)	Value (Note 2)

Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Senior Notes 4.00% due 02/25/21	$1,000,000	$982,528
JPMorgan Chase & Co. FRS Senior Notes 4.73% due 04/28/20	2,000,000	2,090,200
JPMorgan Chase Capital XXV Ltd. Guar. Bonds 6.80% due 10/01/37	2,750,000	2,757,150
Morgan Stanley FRS Senior Notes 0.95% due 10/15/15	1,000,000	866,020
Morgan Stanley FRS Senior Notes 5.22% due 11/01/13	1,150,000	1,158,211
Morgan Stanley Senior Notes 5.40% due 05/15/15*	BRL1,632,500	825,619
Morgan Stanley FRS Senior Notes 6.50% due 04/25/23	2,000,000	1,846,560

		19,267,883

Diversified Financial Services — 0.7%
General Electric Capital Corp. FRS Senior Notes 1.34% due 05/09/16	1,000,000	983,739
Morgan Stanley & Co. LLC FRS Senior Notes 5.00% due 02/11/20	2,000,000	1,849,614

		2,833,353

Electric - Integrated — 0.6%
Dominion Resources, Inc. FRS Jr. Sub Notes 2.77% due 09/30/66	2,000,000	1,778,940
Southern California Edison Co. FRS 1st Mtg. Notes 0.92% due 09/15/14	800,000	802,834

		2,581,774

Finance - Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 2.75% due 05/15/15	250,000	254,177

Finance - Consumer Loans — 0.3%
SLM Corp. FRS Senior Notes 4.42% due 04/01/14	1,000,000	986,370

Finance - Credit Card — 1.0%
Capital One Capital III Ltd. Guar. Bonds 7.69% due 08/01/66	4,100,000	4,141,000

Finance - Investment Banker/Broker — 2.0%
Citigroup Funding, Inc. FRS Company Guar. Notes 3.98% due 05/28/13	5,000,000	4,970,900
Citigroup Funding, Inc. FRS Company Guar. Notes 5.15% due 03/30/20	3,000,000	3,024,780
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/11†	400,000	86,500

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(3)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/14†	$578,000	$132,218
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/14†	1,000,000	216,250

		8,430,648

Finance - Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Bonds 1.00% due 02/02/15	60,000	60,424

Insurance - Life/Health — 1.8%
Pacific Life Global Funding FRS Bonds 5.05% due 02/06/16*	3,300,000	3,326,532
Prudential Financial, Inc. FRS Senior Notes 5.40% due 05/23/18	2,000,000	2,081,020
Prudential Financial, Inc. FRS Jr. Sub. Bonds 8.88% due 06/15/68	1,700,000	2,023,000

		7,430,552

Insurance - Multi - line — 1.4%
Monumental Global Funding III FRS Senior Sec. Notes 5.05% due 05/22/18*	5,000,000	5,851,106

Office Automation & Equipment — 0.3%
Xerox Corp. FRS Senior Notes 1.87% due 09/13/13	1,340,000	1,349,455

Oil & Gas Drilling — 0.0%
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/22	143,000	144,827

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP Company Guar. Notes 5.70% due 05/01/17	800,000	853,761
Kilroy Realty LP Company Guar. Notes 4.80% due 07/15/18	500,000	532,128

		1,385,889

Special Purpose Entities — 0.4%
Murray Street Investment Trust I VRS Company Guar. Notes 4.65% due 03/09/17	750,000	743,633
Strats - Daimler Chrysler FRS Bonds 4.65% due 11/15/13*	1,000,000	983,770

		1,727,403

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/15	200,000	201,529

Total U.S. Corporate Bonds & Notes
(cost $76,693,309)		76,377,910

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 4.1%
Banks - Commercial — 1.5%
Banco Bradesco SA FRS Senior Notes 2.57% due 05/16/14*		$1,500,000	$1,501,387
Barclays Bank PLC FRS Senior Notes 3.98% due 03/10/17		2,000,000	1,944,000
Barclays Bank PLC FRS Senior Notes 4.37% due 02/25/13(2)		3,000,000	2,989,500

			6,434,887

Banks - Money Center — 0.4%
Royal Bank of Scotland NV FRS Company Guar. Notes 4.62% due 03/31/18		2,000,000	1,798,400

Diversified Banking Institutions — 1.0%
Royal Bank of Scotland PLC FRS Sub. Notes 9.50% due 03/16/22		2,000,000	2,037,004
UBS AG FRS Notes 4.75% due 04/09/20		2,000,000	2,029,800

			4,066,804

Diversified Minerals — 0.2%
Teck Resources, Ltd. Company Guar. Notes 3.15% due 01/15/17		800,000	828,866

Metal - Diversified — 0.3%
Noranda, Inc. Company Guar. Notes 5.50% due 06/15/17		1,000,000	1,121,314

Oil Companies - Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/22		350,000	355,498

Special Purpose Entity — 0.6%
Swiss Re Capital I LP FRS Company Guar. Notes 6.85% due 05/25/16*(1)		2,500,000	2,301,705

Total Foreign Corporate Bonds & Notes
(cost $17,273,398)			16,907,474

FOREIGN GOVERNMENT AGENCIES(4) — 10.9%
Sovereign — 10.9%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/14	BRL	5,596,382	2,965,734
Brazil Nota do Tesouro Nacional Notes 6.00% due 05/15/15	BRL	4,961,408	2,622,805
Government of Australia Bonds 2.64% due 09/20/30	AUD	2,838,000	3,668,420
Government of Australia Bonds 3.24% due 09/20/25	AUD	12,680,400	16,534,601
Government of Canada Bonds 1.50% due 12/01/44	CAD	7,368,410	9,540,231
Government of Canada Bonds 2.00% due 12/01/41	CAD	2,516,430	3,571,900

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Government of Canada Bonds 4.25% due 12/01/21	CAD	4,394,130	$6,123,108

Total Foreign Government Agencies
(cost $37,501,520)			45,026,799

FOREIGN GOVERNMENT TREASURIES — 0.8%
Sovereign — 0.8%
United Kingdom Gilt Treasury Bonds 0.13% due 03/22/29(4) (cost $3,330,171)	GBP	2,028,220	3,302,193

U.S. GOVERNMENT AGENCIES — 3.1%
Federal Home Loan Mtg. Corp. — 1.6%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 0.69% due 12/15/38		1,984,371	1,983,767
Series 3925, Class FL
0.69% due 01/15/41		1,932,203	1,933,354
Series 4001, Class FM
0.74% due 02/15/42		984,197	984,177
Series 3355, Class BF
0.94% due 08/15/37		1,782,757	1,792,870

			6,694,168

Federal National Mtg. Assoc. — 1.2%
Federal National Mtg. Assoc. REMIC FRS Series 2011-103, Class FD 0.69% due 05/25/40		4,916,397	4,921,421

Government National Mtg. Assoc. — 0.3%
Government National Mtg. Assoc. FRS Series 2010-14, Class FN 0.79% due 02/16/40		1,297,284	1,306,825

Total U.S. Government Agencies
(cost $12,914,008)			12,922,414

U.S. GOVERNMENT TREASURIES — 55.1%
United States Treasury Bonds(4) — 31.2%
0.75% due 02/15/42 TIPS		4,558,096	4,860,425
1.75% due 01/15/28 TIPS		17,405,730	22,095,756
2.00% due 01/15/26 TIPS		9,255,395	11,961,154
2.13% due 02/15/40 TIPS		2,546,544	3,673,390
2.13% due 02/15/41 TIPS		6,283,440	9,115,895
2.38% due 01/15/25 TIPS		3,649,980	4,865,880
2.50% due 01/15/29 TIPS		9,079,445	12,769,386
2.63% due 07/15/17 TIPS		8,852,240	10,596,406
3.63% due 04/15/28 TIPS		12,761,370	19,946,621
3.88% due 04/15/29 TIPS		17,786,888	29,091,290

			128,976,203

United States Treasury Notes — 23.9%
0.13% due 04/15/16 TIPS(4)		11,221,092	11,753,219
0.13% due 04/15/17 TIPS(4)		4,543,695	4,814,186
0.50% due 04/15/15 TIPS(4)		2,116,500	2,208,767
0.63% due 04/15/13 TIPS(4)		5,425,100	5,470,448
0.63% due 07/15/21 TIPS(4)		1,017,540	1,141,553
1.13% due 01/15/21 TIPS(4)		4,717,710	5,477,337
1.25% due 04/15/14 TIPS(4)		8,669,200	9,011,226
1.38% due 07/15/18 TIPS(4)		8,933,484	10,298,627
1.38% due 01/15/20 TIPS(4)		6,363,180	7,471,767
1.63% due 01/15/15 TIPS(4)		3,254,873	3,483,475
1.75% due 05/15/22		360,000	365,625
1.88% due 07/15/13 TIPS(4)		624,335	644,480
1.88% due 07/15/15 TIPS(4)		15,327,650	16,798,154
1.88% due 07/15/19 TIPS(4)		1,611,120	1,949,329
2.00% due 07/15/14 TIPS(4)		6,083,300	6,493,923
2.00% due 01/15/16 TIPS(4)		5,777,400	6,444,060
2.38% due 01/15/17 TIPS(4)		4,548,880	5,293,759

			99,119,935

Total U.S. Government Treasuries
(cost $192,418,494)			228,096,138

Security Description	Principal Amount(3)/ Shares	Value (Note 2)

PREFERRED STOCK — 3.7%
Banks - Money Center — 0.1%
National Westminster Bank PLC 7.76%	20,000	$427,000

Banks - Super Regional — 0.7%
US Bancorp FRS 3.50%	3,500	2,705,500

Electric-Integrated — 1.4%
SCE Trust I 5.63%	40,000	980,000
Southern California Edison Co. FRS 4.58%	49,830	4,945,627

		5,925,627

Finance - Consumer Loans — 0.3%
SLM Corp. FRS 4.87%	53,000	1,234,370

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp. 6.00%	20,000	494,000

Insurance - Life/Health — 0.7%
Principal Financial Group, Inc. FRS 5.56%	27,800	2,641,000

Insurance - Multi - line — 0.4%
XLIT, Ltd. FRS 3.59%	2,500	1,801,563

Total Preferred Stock
(cost $15,103,047)		15,229,060

Total Long-Term Investment Securities
(cost $355,233,947)		397,861,988

SHORT-TERM INVESTMENT SECURITIES — 3.3%
Time Deposits — 3.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12 (cost $13,746,000)	$13,746,000	13,746,000

TOTAL INVESTMENTS
(cost $368,979,947)(5)	99.5%	411,607,988
Other assets less liabilities	0.5	2,209,889

NET ASSETS —	100.0%	$413,817,877

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $14,790,119 representing 3.6% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	Principal amount of security is adjusted for inflation.
(5)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

GBP—British Pound

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Security

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of May 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
U.S. Corporate Bonds & Notes	$—	$57,441,176	$18,936,734	$76,377,910
Foreign Corporate Bonds & Notes	—	8,145,774	8,761,700	16,907,474
Foreign Government Agencies	—	45,026,799	—	45,026,799
Foreign Government Treasuries	—	3,302,193	—	3,302,193
U.S. Government Agencies	—	12,922,414	—	12,922,414
U.S. Government Treasuries	—	228,096,138	—	228,096,138
Preferred Stock	15,229,060	—	—	15,229,060
Short-Term Investment Securities:
Time Deposits	—	13,746,000	—	13,746,000

Total	$15,229,060	$368,680,494	$27,698,434	$411,607,988

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 5/31/2011	$20,328,400	$8,937,600
Accrued discounts	16,597	1,398
Accrued premiums	(17,527)	(10,161)
Realized gain	—	—
Realized loss	—	—
Change in unrealized appreciation(1)	160,389	89,800
Change in unrealized depreciation(1)	(551,125)	(256,937)
Net purchases	2,000,000	—
Net sales	(3,000,000)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 5/31/2012	$18,936,734	$8,761,700

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(315,863)	$(167,137)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Banks — Commercial	8.5%
Registered Investment Companies	8.1
Medical — Drugs	6.2
Oil Companies — Integrated	6.1
Time Deposits	4.1
Diversified Banking Institutions	3.8
Auto — Cars/Light Trucks	3.5
Telephone — Integrated	3.2
Chemicals — Diversified	2.8
Food — Misc./Diversified	2.7
Electric — Integrated	2.6
Diversified Minerals	2.2
Insurance — Life/Health	1.9
Cellular Telecom	1.8
Tobacco	1.7
Brewery	1.7
Insurance — Multi-line	1.4
Food — Retail	1.2
Real Estate Operations & Development	1.0
Telecom Services	1.0
Electric Products — Misc.	1.0
Metal — Diversified	0.9
Oil Companies — Exploration & Production	0.9
Diversified Operations	0.9
Electronic Components — Semiconductors	0.9
Soap & Cleaning Preparation	0.9
Real Estate Investment Trusts	0.8
Machinery — Construction & Mining	0.8
Import/Export	0.8
Oil — Field Services	0.7
Medical Products	0.7
Gas — Distribution	0.7
Investment Management/Advisor Services	0.7
Retail — Major Department Stores	0.7
Insurance — Property/Casualty	0.6
Retail — Misc./Diversified	0.6
Commercial Services	0.6
Metal Processors & Fabrication	0.6
Auto — Heavy Duty Trucks	0.6
Auto/Truck Parts & Equipment — Original	0.5
Aerospace/Defense	0.5
Office Automation & Equipment	0.5
Electronic Components — Misc.	0.5
Transport — Rail	0.5
Building Products — Cement	0.5
Airlines	0.5
Cable/Satellite TV	0.5
Public Thoroughfares	0.5
Retail — Apparel/Shoe	0.5
Diversified Manufacturing Operations	0.4
Industrial Gases	0.4
Audio/Video Products	0.4
Athletic Footwear	0.4
Apparel Manufacturers	0.4
Building & Construction — Misc.	0.4
Beverages — Wine/Spirits	0.4
Retail — Jewelry	0.4
Semiconductor Equipment	0.4
Rubber — Tires	0.4
Beverages — Non-alcoholic	0.4
Transport — Truck	0.4
Medical — Generic Drugs	0.4
Finance — Other Services	0.4
Agricultural Chemicals	0.4
Gold Mining	0.4
Machinery — General Industrial	0.4
Wireless Equipment	0.4
Chemicals — Specialty	0.4
Steel — Producers	0.3

Aerospace/Defense — Equipment	0.3
Engineering/R&D Services	0.3
Cosmetics & Toiletries	0.3
Investment Companies	0.3
U.S. Government Treasuries	0.3
Metal — Iron	0.3
Food — Baking	0.3
Building — Heavy Construction	0.3
Human Resources	0.3
Enterprise Software/Service	0.3
Insurance — Reinsurance	0.3
Coal	0.3
Finance — Investment Banker/Broker	0.3
Exchange — Traded Funds	0.3
Computers	0.3
Machine Tools & Related Products	0.3
Photo Equipment & Supplies	0.3
Transport — Services	0.2
Diversified Financial Services	0.2
Real Estate Management/Services	0.2
Metal — Copper	0.2
Hotels/Motels	0.2
Oil Refining & Marketing	0.2
Electric — Generation	0.2
Building — Residential/Commercial	0.2
Finance — Leasing Companies	0.2
Retail — Convenience Store	0.2
Containers — Metal/Glass	0.2
Transport — Marine	0.2
Advertising Services	0.2
Medical — Biomedical/Gene	0.2
Semiconductor Components — Integrated Circuits	0.2
Steel Pipe & Tube	0.2
Diversified Operations/Commercial Services	0.2
Building Products — Doors & Windows	0.2
Food — Catering	0.2
Industrial Automated/Robotic	0.2
Medical — Wholesale Drug Distribution	0.2
Transactional Software	0.2
Agricultural Operations	0.2
Printing — Commercial	0.2
E-Commerce/Services	0.2
Multimedia	0.2
Coatings/Paint	0.2
Oil & Gas Drilling	0.2
Commercial Services — Finance	0.2
Casino Hotels	0.1
Distribution/Wholesale	0.1
Water	0.1
Building & Construction Products — Misc.	0.1
Computer Services	0.1
Power Converter/Supply Equipment	0.1
Electronic Measurement Instruments	0.1
Machinery — Electrical	0.1
Instruments — Scientific	0.1
Gas — Transportation	0.1
Building — Maintance & Services	0.1
Electric — Distribution	0.1
Lottery Services	0.1
Electronics — Military	0.1
Motorcycle/Motor Scooter	0.1
Computers — Integrated Systems	0.1
Leisure Products	0.1
Applications Software	0.1
Wire & Cable Products	0.1
Textile — Products	0.1
Steel — Specialty	0.1
Web Portals/ISP	0.1
Computers — Periphery Equipment	0.1

VALIC Company I International Equities Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Airport Development/Maintenance	0.1%
Chemicals — Plastics	0.1
Repurchase Agreements	0.1
Optical Supplies	0.1
Satellite Telecom	0.1
Gambling (Non-Hotel)	0.1
Non — Ferrous Metals	0.1
Internet Content — Entertainment	0.1
Mining Services	0.1
Containers — Paper/Plastic	0.1
Dialysis Centers	0.1
Advertising Agencies	0.1
Television	0.1
Publishing — Newspapers	0.1
Circuit Boards	0.1
Retail — Hypermarkets	0.1
Building Products — Air & Heating	0.1
Food — Meat Products	0.1
Retail — Building Products	0.1

107.9%

Country Allocation*

United Kingdom	18.2%
Japan	18.2
United States	13.0
Germany	8.0
Australia	7.0
France	6.8
Switzerland	6.4
Netherlands	2.9
Hong Kong	2.7
Italy	2.3
Sweden	2.3
Spain	2.2
South Korea	1.7
Brazil	1.7
Taiwan	1.5
China	1.4
Singapore	1.4
Denmark	1.0
South Africa	0.9
Jersey	0.7
Russia	0.6
India	0.6
Mexico	0.6
Israel	0.6
Belgium	0.5
Malaysia	0.5
Cayman Islands	0.5
Norway	0.4
Finland	0.4
Bermuda	0.4
Luxembourg	0.3
Philippines	0.3
Thailand	0.2
Austria	0.2
Greece	0.2
Indonesia	0.2
Turkey	0.2
Ireland	0.2
Poland	0.2
Colombia	0.1
New Zealand	0.1
Guernsey	0.1

Portugal	0.1
Isle of Man	0.1

107.9%

*	Calculated as a percentage of net assets

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.1%
Australia — 7.0%
AGL Energy, Ltd.#	33,503	$495,730
Alumina, Ltd.#	153,413	147,198
Amcor, Ltd./Australia	74,216	540,035
AMP, Ltd.	176,422	666,788
APA Group#(1)	39,332	192,333
Asciano, Ltd.	61,465	271,824
ASX, Ltd.	10,714	307,459
Australia & New Zealand Banking Group, Ltd.	165,209	3,363,438
Bendigo and Adelaide Bank, Ltd.#	24,312	172,644
BGP Holdings PLC†(4)(5)	835,027	0
BHP Billiton, Ltd.	199,086	6,199,929
Boral, Ltd.#	46,559	160,096
Brambles, Ltd.	91,272	592,127
Caltex Australia, Ltd.	8,365	111,225
Campbell Brothers, Ltd.#	4,091	231,730
Centro Retail Australia	77,961	144,289
CFS Retail Property Trust Group	120,849	221,312
Coca-Cola Amatil, Ltd.	34,831	435,986
Cochlear, Ltd.#	3,516	214,812
Commonwealth Bank of Australia	97,520	4,692,713
Computershare, Ltd.	27,513	208,775
Crown, Ltd.	24,651	203,626
CSL, Ltd.	32,068	1,176,089
Dexus Property Group	281,289	257,563
Echo Entertainment Group, Ltd.#	38,237	163,885
Fairfax Media, Ltd.#	143,732	93,106
Fortescue Metals Group, Ltd.#	86,933	391,228
Goodman Group	95,375	314,018
GPT Group	87,912	277,458
Harvey Norman Holdings, Ltd.#	33,647	64,568
Iluka Resources, Ltd.#	25,724	335,774
Incitec Pivot, Ltd.	101,300	280,241
Insurance Australia Group, Ltd.	128,216	415,901
Leighton Holdings, Ltd.#	9,483	163,225
Lend Lease Group(1)	33,657	240,644
Lynas Corp., Ltd.†#	106,840	107,715
Macquarie Group, Ltd.	20,526	539,248
Metcash, Ltd.#	47,318	176,073
Mirvac Group	210,905	252,694
National Australia Bank, Ltd.	138,158	3,025,351
Newcrest Mining, Ltd.	47,214	1,146,099
Orica, Ltd.#	22,502	542,719
Origin Energy, Ltd.	67,147	842,453
OZ Minerals, Ltd.	19,737	167,649
Qantas Airways, Ltd.†	70,087	101,725
QBE Insurance Group, Ltd.	71,561	862,979
QR National, Ltd.	106,350	353,261
Ramsay Health Care, Ltd.	8,078	169,730
Rio Tinto, Ltd.	26,944	1,492,356
Santos, Ltd.	58,292	680,819
Sims Metal Management, Ltd.#	10,420	111,347
Sonic Healthcare, Ltd.	22,864	271,716
SP AusNet(1)	101,325	99,688
Stockland	143,021	444,420
Suncorp Group, Ltd.	79,449	600,556
Sydney Airport(1)	24,247	68,495
TABCORP Holdings, Ltd.	43,959	124,179
Tatts Group, Ltd.	82,096	209,521
Telstra Corp., Ltd.	267,672	925,624
Toll Holdings, Ltd.	43,214	194,478
Transurban Group(1)	81,915	451,631
Wesfarmers, Ltd.#	62,133	1,767,293
Westfield Group	135,018	1,195,526
Westfield Retail Trust	178,113	471,919

Security Description	Shares	Value (Note 2)

Australia (continued)
Westpac Banking Corp.#	188,461	$3,724,834
Whitehaven Coal, Ltd.	28,337	109,860
Woodside Petroleum, Ltd.	39,823	1,247,925
Woolworths, Ltd.	75,620	1,947,608
WorleyParsons, Ltd.	12,676	317,336

		48,492,596

Austria — 0.2%
Andritz AG	2,133	112,778
Erste Group Bank AG†	6,290	108,692
Immoeast AG†(4)(5)	13,480	0
IMMOFINANZ AG†	25,355	72,359
OMV AG#	26,744	728,509
Raiffeisen Bank International AG#†	1,210	33,192
Telekom Austria AG#	8,939	82,345
Verbund AG#	1,689	39,044
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,127	39,507
Voestalpine AG	2,958	73,883

		1,290,309

Belgium — 0.5%
Ageas#	167,545	264,970
Anheuser-Busch InBev NV	23,519	1,592,199
Bekaert NV	6	157
Belgacom SA	27,407	721,831
Colruyt SA	2,055	82,532
Delhaize Group SA#	2,978	108,333
Dexia SA†#	13,121	2,596
Groupe Bruxelles Lambert SA	2,330	145,752
KBC Groep NV#	7,407	113,477
Mobistar SA#	817	24,190
Solvay SA	1,742	182,528
Telenet Group Holding NV	1,657	67,603
UCB SA	3,209	150,444
Umicore SA#	3,336	158,316

		3,614,928

Bermuda — 0.4%
Cheung Kong Infrastructure Holdings, Ltd.	29,000	160,103
Credicorp, Ltd.	2,292	285,973
Esprit Holdings, Ltd.	2,500	4,039
First Pacific Co.	128,000	132,097
Kerry Properties, Ltd.	44,000	176,589
Li & Fung, Ltd.	352,000	644,902
Noble Group, Ltd.#	245,000	211,994
NWS Holdings, Ltd.	85,000	123,751
Orient Overseas International, Ltd.	14,000	75,668
Seadrill, Ltd.	10,292	339,482
Shangri-La Asia, Ltd.	96,000	187,014
Yue Yuen Industrial Holdings, Ltd.	45,500	142,159

		2,483,771

Brazil — 0.8%
All America Latina Logistica SA	13,000	54,015
Amil Participacoes SA	5,300	49,929
Anhanguera Educacional Participacoes SA	2,900	34,366
Banco do Brasil SA	17,454	173,082
Banco Santander Brasil SA(1)	28,620	231,304
BM&FBovespa SA	64,844	307,043
BR Malls Participacoes SA	7,696	84,712
BRF — Brasil Foods SA	15,200	236,571
Brookfield Incorporacoes SA	4,831	8,503
CCR SA	22,700	176,706
Centrais Eletricas Brasileiras SA	14,884	97,930
CETIP SA — Mercados Organizados	5,600	80,799

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Brazil (continued)
Cia de Saneamento Basico do Estado de Sao Paulo	2,521	$88,760
Cia Hering	4,287	89,062
Cia Siderurgica Nacional SA	15,518	99,947
Cielo SA	6,744	182,239
Cosan SA Industria e Comercio	3,244	48,189
CPFL Energia SA	5,300	64,856
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,100	45,731
Diagnosticos da America SA	7,900	55,426
Duratex SA	7,940	38,030
EcoRodovias Infraestrutura e Logistica SA	7,100	56,818
EDP — Energias do Brasil SA	8,697	55,627
Embraer SA	14,300	101,745
Fibria Celulose SA†	4,800	31,463
HRT Participacoes em Petroleo SA†	5,000	16,734
Hypermarcas SA†	7,426	40,612
JBS SA†	17,800	48,100
Light SA	2,543	29,883
Localiza Rent a Car SA	2,853	45,267
Lojas Renner SA	2,500	72,080
MMX Mineracao e Metalicos SA†	5,800	18,232
MRV Engenharia e Participacoes SA	15,776	67,739
Multiplan Empreendimentos Imobiliarios SA	900	21,375
Natura Cosmeticos SA	3,500	75,142
Odontoprev SA	9,300	49,801
OGX Petroleo e Gas Participacoes SA†	25,642	130,953
Oi SA	4,711	22,190
PDG Realty SA Empreendimentos e Participacoes	24,300	40,483
Petroleo Brasileiro SA	68,118	668,734
Porto Seguro SA	1,240	10,999
Raia Drogasil SA Company Guar. Notes	5,067	46,855
Redecard SA	7,900	121,427
Rossi Residencial SA	4,412	11,550
Souza Cruz SA	9,748	130,499
Sul America SA(1)	1,021	7,103
Tim Participacoes SA	30,105	145,536
Totvs SA	3,231	58,473
Tractebel Energia SA	3,600	59,707
Ultrapar Participacoes SA	7,400	152,231
Usinas Siderurgicas de Minas Gerais SA	4,116	18,714
Vale SA	43,200	805,161

		5,408,433

Cayman Islands — 0.5%
Alibaba.com, Ltd.†	321,500	555,885
ASM Pacific Technology, Ltd.	12,300	151,184
Belle International Holdings, Ltd.	311,000	497,661
China Zhongwang Holdings, Ltd.†	1,056,237	412,340
Evergrande Real Estate Group, Ltd.	1,088,000	598,561
Foxconn International Holdings, Ltd.†	136,000	56,772
Lifestyle International Holdings, Ltd.	31,000	67,499
MGM China Holdings, Ltd.	58,800	94,698
Sands China, Ltd.	148,800	508,043
Tencent Holdings, Ltd.	7,900	217,207
Wynn Macau, Ltd.	96,000	233,520

		3,393,370

China — 1.4%
Agricultural Bank of China, Ltd.	700,000	284,093
Air China, Ltd.†	869,936	536,876
Anhui Conch Cement Co., Ltd., Class H	56,500	173,615
Bank of China, Ltd.	1,016,000	388,778
Bank of Communications Co., Ltd., Class H	35,000	22,682
China BlueChemical, Ltd., Class H	788,000	550,272
China Communications Construction Co., Ltd., Class H	629,575	592,137
China Communications Services Corp., Ltd.†	400,000	199,445

Security Description	Shares	Value (Note 2)

China (continued)
China Construction Bank Corp.	$2,205,302	$1,537,152
China Merchants Bank Co., Ltd.	240,500	466,031
China Oilfield Services, Ltd.	264,000	364,628
China Petroleum & Chemical Corp.	980,000	872,480
China Railway Group, Ltd.	364,000	140,225
China Shenhua Energy Co., Ltd.	227,000	799,898
China Telecom Corp., Ltd.	1,186,000	545,512
China Vanke Co., Ltd.†	52,800	69,116
Chongqing Rural Commercial Bank, Class H	972,000	414,520
Dongfeng Motor Group Co., Ltd.†	42,000	70,996
Industrial & Commercial Bank of China	803,000	491,429
Jiangsu Expressway Co., Ltd.†	566,928	532,485
PetroChina Co., Ltd.	157,437	198,988
Zijin Mining Group Co., Ltd.(6)	111,203	35,245
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H†	369,800	542,202

		9,828,805

Colombia — 0.1%
Almacenes Exito SA	8,686	140,078
Bancolombia SA	6,328	94,159
Cementos Argos SA(6)	13,104	80,287
Ecopetrol SA	137,535	410,047
Interconexion Electrica SA ESP	15,308	95,633
Inversiones Argos SA	10,324	96,576

		916,780

Czech Republic — 0.0%
CEZ AS†	218	7,705
Telefonica Czech Republic AS	10,669	194,946

		202,651

Denmark — 1.0%
AP Moller — Maersk A/S, Series A	57	336,711
AP Moller — Maersk A/S, Series B	121	750,612
Carlsberg A/S, Class B	24,476	1,823,807
Coloplast A/S, Class B#	616	105,885
Danske Bank A/S†	19,068	252,406
DSV A/S	67,953	1,319,575
Novo Nordisk A/S, Class B	16,115	2,143,894
Novozymes A/S	7,152	191,725
TDC A/S	13,604	85,817
Tryg A/S#	619	32,466
Vestas Wind Systems A/S†#	6	37
William Demant Holding A/S†#	736	64,665

		7,107,600

Egypt — 0.0%
Commercial International Bank Egypt SAE	18,271	76,532
Egyptian Co. for Mobile Services†	1,742	47,599
Egyptian Kuwaiti Holding Co SAE	105,450	118,104
Orascom Construction Industries	302	12,900
Orascom Telecom Holding SAE†	45,730	23,698
Orascom Telecom Media & Technology Holding SAE†	18,870	4,078

		282,911

Finland — 0.4%
Elisa Oyj#	3,820	74,819
Fortum Oyj#	12,983	235,665
Kesko Oyj, Class B	1,808	45,248
Kone Oyj, Class B	4,557	254,296
Metso Oyj	3,759	122,614
Neste Oil Oyj#	2,878	26,441
Nokia Oyj#	146,264	384,137
Nokian Renkaat Oyj	17,010	637,296

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finland (continued)
Orion Oyj, Class B#	2,563	$44,590
Pohjola Bank PLC, Class A#	3,920	40,788
Sampo Oyj, Class A	12,241	282,135
Sanoma Oyj#	20	167
Stora Enso Oyj, Class R	15,663	84,945
UPM-Kymmene Oyj#	15,407	157,836
Wartsila OJY ABP#	4,922	161,281

		2,552,258

France — 6.8%
Accor SA#	4,344	128,832
Aeroports de Paris#	5,489	397,456
Air Liquide SA#	21,826	2,360,628
Alcatel-Lucent†#	189,111	294,166
Alstom SA	13,750	399,459
Arkema SA#	3,710	242,674
AtoS	10,253	560,677
AXA SA	218,351	2,451,789
BNP Paribas SA#	103,382	3,288,476
Bouygues SA#	45,497	1,097,575
Bureau Veritas SA	1,593	137,094
Cap Gemini SA#	4,338	146,167
Carrefour SA	18,640	321,410
Casino Guichard Perrachon SA	1,617	135,541
Christian Dior SA	17,933	2,342,700
Cie de St-Gobain	11,775	416,701
Cie Generale d'Optique Essilor International SA#	5,883	502,511
Cie Generale de Geophysique — Veritas†	3,884	84,189
Cie Generale des Etablissements Michelin#	10,302	601,891
CNP Assurances†	4,007	43,353
Credit Agricole SA†#	41,321	147,762
Danone SA	37,744	2,421,731
Dassault Systemes SA†	2,599	236,333
Edenred#	45,870	1,210,084
Eiffage SA#	8	242
Electricite de France SA#	17,413	335,133
Eurazeo	867	33,099
Eutelsat Communications SA	13,153	344,465
Fonciere Des Regions	738	47,488
France Telecom SA#	127,803	1,605,569
GDF Suez	36,288	716,800
Gecina SA	594	50,385
Groupe Eurotunnel SA	16,506	126,948
ICADE	629	48,587
Iliad SA	669	86,238
Imerys SA	888	42,630
JCDecaux SA	7,308	152,714
Klepierre	2,809	87,007
L'Oreal SA	12,686	1,426,193
Lafarge SA	11,882	436,943
Lagardere SCA	3,188	75,489
Legrand SA#	33,044	994,098
LVMH Moet Hennessy Louis Vuitton SA	7,438	1,098,133
Natixis#	239,916	560,977
Pernod-Ricard SA	6,198	605,443
Peugeot SA†	6,767	66,738
PPR#	14,431	2,052,053
Publicis Groupe SA	4,282	198,075
Remy Cointreau SA	653	64,829
Renault SA	5,638	236,226
Rexel SA	3,176	56,472
Safran SA#	20,727	711,844
Sanofi	61,938	4,212,250
Schneider Electric SA	15,280	813,753

Security Description	Shares	Value (Note 2)

France (continued)
SCOR SE	4,576	$99,302
Societe BIC SA#	781	76,291
Societe Generale SA†	29,723	590,245
Societe Television Francaise 1#	68	501
Sodexo	2,753	199,820
Suez Environnement Co.#	8,214	89,216
Technip SA	2,910	265,225
Thales SA#	24,453	722,946
Total SA	96,630	4,153,828
Unibail-Rodamco SE	2,687	443,883
Vallourec SA#	3,023	112,886
Veolia Environnement SA	9,396	107,305
Vinci SA#	13,282	530,551
Vivendi SA#	131,005	2,115,560
Wendel SA#	969	63,551
Zodiac Aerospace	1,001	97,571

		46,924,701

Germany — 7.2%
Adidas AG#	39,230	2,919,691
Allianz SE	19,087	1,725,475
Axel Springer AG#	4,946	199,220
BASF SE#	79,091	5,513,742
Bayer AG	73,315	4,636,047
Bayerische Motoren Werke AG	40,868	3,087,585
Beiersdorf AG	2,919	184,005
Brenntag AG	3,548	399,709
Celesio AG#	4,562	62,868
Commerzbank AG†	447,954	738,896
Continental AG#	8,982	748,006
Daimler AG	32,060	1,483,808
Deutsche Bank AG#	86,025	3,093,770
Deutsche Boerse AG	5,658	269,456
Deutsche Lufthansa AG	6,168	64,690
Deutsche Post AG	49,102	808,719
Deutsche Telekom AG	365,196	3,600,780
E.ON AG	59,066	1,079,459
Fraport AG Frankfurt Airport Services Worldwide	994	50,257
Fresenius Medical Care AG & Co. KGaA	7,018	465,909
Fresenius SE & Co. KGaA	23,063	2,178,730
GEA Group AG	5,080	129,272
Hannover Rueckversicherung AG	1,641	87,769
HeidelbergCement AG	4,107	178,147
Henkel AG & Co. KGaA	38,812	2,128,643
Hochtief AG†	886	40,086
Infineon Technologies AG	188,657	1,490,157
K + S AG	5,021	200,223
Kabel Deutschland Holding AG†	5,427	307,877
Lanxess AG	6,446	427,138
Linde AG	4,993	766,175
MAN SE	1,230	117,687
Merck KGaA	18,543	1,715,276
Metro AG#	3,495	100,498
Muenchener Rueckversicherungs AG#	9,388	1,163,729
RWE AG	68,342	2,495,853
Salzgitter AG	944	40,305
SAP AG	27,335	1,568,308
Siemens AG	32,122	2,641,702
Suedzucker AG	1,894	57,588
ThyssenKrupp AG	11,238	185,439
United Internet AG#	8,378	143,115
Volkswagen AG	861	129,565
Wacker Chemie AG#	425	29,024

		49,454,398

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Greece — 0.2%
Coca-Cola Hellenic Bottling Co. SA†	71,846	$1,252,610
OPAP SA	6,018	31,998

		1,284,608

Guernsey — 0.1%
Resolution, Ltd.	163,352	485,641

Hong Kong — 2.7%
AIA Group, Ltd.	630,800	2,056,192
Bank of East Asia, Ltd.	109,600	369,261
BOC Hong Kong Holdings, Ltd.	227,500	625,793
Cathay Pacific Airways, Ltd.	73,000	112,676
Cheung Kong Holdings, Ltd.	86,000	988,913
China Mobile, Ltd.	142,000	1,435,268
China Overseas Land & Investment, Ltd.	342,000	716,470
CLP Holdings, Ltd.	111,000	905,985
CNOOC, Ltd.	728,000	1,313,140
Galaxy Entertainment Group, Ltd.†	90,000	221,940
Guangdong Investment, Ltd.	822,000	539,065
Hang Lung Group, Ltd.	54,000	315,865
Hang Lung Properties, Ltd.	138,000	440,054
Hang Seng Bank, Ltd.	46,900	606,074
Henderson Land Development Co., Ltd.	58,000	290,316
HKT Trust/HKT, Ltd.(1)	12,086	9,203
Hong Kong & China Gas Co., Ltd.	291,000	684,613
Hong Kong Exchanges and Clearing, Ltd.	63,300	893,037
Hopewell Holdings, Ltd.	34,500	85,788
Hutchison Whampoa, Ltd.	132,000	1,083,340
Hysan Development Co., Ltd.	39,000	154,763
Link REIT	138,000	533,399
MTR Corp., Ltd.	90,500	292,667
New World Development Co., Ltd.	227,000	243,625
PCCW, Ltd.	278,000	101,722
Power Assets Holdings, Ltd.	85,500	596,508
Shougang Fushan Resources Group, Ltd.	1,030,000	337,072
Sino Land Co., Ltd.	182,000	253,248
SJM Holdings, Ltd.	119,000	212,501
Sun Hung Kai Properties, Ltd.	97,000	1,096,031
Swire Pacific, Ltd., Class A	41,500	447,533
Wharf Holdings, Ltd.	94,000	491,706
Wheelock & Co., Ltd.	57,000	170,011
Wing Hang Bank, Ltd.	11,000	101,050

		18,724,829

Hungary — 0.0%
Magyar Telekom Telecommunications PLC	53,267	93,127
MOL Hungarian Oil and Gas PLC	731	45,106
OTP Bank PLC	5,493	75,426
Richter Gedeon Nyrt	237	34,805

		248,464

India — 0.6%
Ambuja Cements, Ltd.	179,769	483,215
Asian Paints, Ltd.	5,994	421,605
Bajaj Auto, Ltd.	12,413	335,095
Bank of India	10,130	60,790
Bharat Heavy Electricals, Ltd.	58,658	221,178
Canara Bank	36,567	258,507
Cipla, Ltd./India	13,597	74,695
Coal India, Ltd.	100,682	577,298
HCL Technologies, Ltd.	57,669	517,771
Hero Motocorp, Ltd.	11,416	372,012
Hindustan Unilever, Ltd.	7,661	57,869
Housing Development Finance Corp.	3,368	39,079
ICICI Bank, Ltd.	40,763	570,098

Security Description	Shares	Value (Note 2)

India (continued)
Infosys, Ltd.	1,293	$56,871
Oil & Natural Gas Corp., Ltd.	27,470	124,002
Tata Motors, Ltd.	17,954	74,492

		4,244,577

Indonesia — 0.2%
Aneka Tambang Persero Tbk PT	1,445,500	176,843
Bank Central Asia Tbk PT	420,500	313,138
Bank Negara Indonesia Persero Tbk PT	1,038,000	408,575
Bumi Resources Tbk PT	144,000	21,753
Charoen Pokphand Indonesia Tbk PT	427,728	119,445
Kalbe Farma Tbk PT	84,500	35,095
Perusahaan Gas Negara Persero Tbk PT	510,000	200,745

		1,275,594

Ireland — 0.2%
CRH PLC(LSE)	19,101	321,210
CRH PLC(ISE)	11,377	193,403
Elan Corp. PLC†(ISE)	13,437	192,400
Elan Corp. PLC†(LSE)	1,280	18,320
Irish Bank Resolution Corp., Ltd.†(4)(5)	31,152	0
James Hardie Industries CDI	27,341	197,616
Kerry Group PLC, Class A(LSE)	578	24,703
Kerry Group PLC, Class A(ISE)	3,787	163,447
Ryanair Holdings PLC†	5,655	28,739

		1,139,838

Isle of Man — 0.1%
Genting Singapore PLC#	380,000	442,341

Israel — 0.6%
Bank Hapoalim BM	69,742	222,603
Bank Leumi Le-Israel BM†	82,438	208,009
Bezeq The Israeli Telecommunication Corp., Ltd.	125,086	157,649
Delek Group, Ltd.	300	49,184
Elbit Systems, Ltd.	1,552	51,604
Israel Chemicals, Ltd.	29,310	303,630
Israel Corp., Ltd.	152	85,272
Mizrahi Tefahot Bank, Ltd.†	8,137	64,533
NICE Systems, Ltd.†	3,989	149,188
Teva Pharmaceutical Industries, Ltd.	62,015	2,482,983

		3,774,655

Italy — 2.3%
A2A SpA#	234,575	145,316
Assicurazioni Generali SpA#	34,146	346,850
Atlantia SpA#	9,251	114,217
Autogrill SpA#	2,695	23,177
Banca Monte dei Paschi di Siena SpA†#	380,629	94,836
Banco Popolare SC†#	137,653	152,762
Enel Green Power SpA#	47,389	62,815
Enel SpA	987,552	2,810,992
ENI SpA#	244,077	4,708,101
Exor SpA	1,510	32,208
Fiat Industrial SpA	25,085	252,173
Fiat SpA†#	25,639	120,470
Finmeccanica SpA†#	10,938	36,382
Intesa Sanpaolo SpA	1,645,162	2,040,346
Intesa Sanpaolo SpA RSP	791,024	830,408
Luxottica Group SpA	3,429	110,875
Mediaset SpA#	19,167	29,767
Mediobanca SpA	47,530	165,616
Parmalat SpA	62	125
Pirelli & C. SpA#	6,446	63,883
Prysmian SpA	5,515	77,876

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Italy (continued)
Saipem SpA	46,567	$1,808,016
Snam SpA	184,548	745,281
Telecom Italia SpA#	303,060	250,135
Telecom Italia SpA RSP	176,290	120,544
Terna Rete Elettrica Nazionale SpA	38,294	128,036
UniCredit SpA†#	190,490	583,671
Unione di Banche Italiane SCPA	43,309	119,956

		15,974,834

Japan — 18.2%
ABC-Mart, Inc.#	458	17,283
Advantest Corp.#	45,352	615,806
Aeon Co., Ltd.#	108,005	1,309,402
Aeon Credit Service Co., Ltd.	1,372	22,219
Aeon Mall Co., Ltd.	47,080	924,657
Air Water, Inc.	18,743	216,468
Aisin Seiki Co., Ltd.	37,583	1,177,466
Ajinomoto Co., Inc.	111,000	1,498,698
Alfresa Holdings Corp.	20,732	1,005,380
All Nippon Airways Co., Ltd.#	360,628	984,870
Amada Co., Ltd.	7,000	40,556
Aozora Bank, Ltd.#	11,000	23,303
Asahi Glass Co., Ltd.	177,000	1,192,649
Asahi Group Holdings, Ltd.	7,357	157,261
Asahi Kasei Corp.	230,000	1,244,513
Asics Corp.	2,873	30,651
Astellas Pharma, Inc.	8,500	334,099
Bank of Kyoto, Ltd.#	18,825	137,416
Bank of Yokohama, Ltd.	241,941	1,086,820
Benesse Holdings, Inc.	1,289	58,068
Bridgestone Corp.	23,811	509,585
Brother Industries, Ltd.	24,406	267,544
Canon, Inc.	91,004	3,658,277
Casio Computer Co., Ltd.#	4,332	25,264
Central Japan Railway Co.	203	1,652,808
Chiba Bank, Ltd.	183,713	1,036,258
Chiyoda Corp.#	2,743	32,520
Chubu Electric Power Co., Inc.	82,759	1,265,254
Chugai Pharmaceutical Co., Ltd.	34,432	621,762
Chugoku Bank, Ltd.	13,743	162,755
Chugoku Electric Power Co., Inc.	5,711	90,155
Citizen Holdings Co., Ltd.	5,063	29,205
Coca-Cola West Co., Ltd.	13,598	228,542
Cosmo Oil Co., Ltd.	10,971	27,722
Credit Saison Co., Ltd.	2,960	56,624
Dai Nippon Printing Co., Ltd.#	130,057	984,224
Dai-ichi Life Insurance Co., Ltd.	1,153	1,156,531
Daicel Corp.	166,000	944,819
Daido Steel Co., Ltd.#	105,000	632,466
Daihatsu Motor Co., Ltd.#	13,000	223,635
Daiichi Sankyo Co., Ltd.	95,785	1,541,410
Daikin Industries, Ltd.	11,406	294,175
Dainippon Sumitomo Pharma Co., Ltd.#	85,143	814,922
Daito Trust Construction Co., Ltd.	1,380	121,516
Daiwa House Industry Co., Ltd.	102,663	1,310,145
Daiwa Securities Group, Inc.#	68,255	216,019
Dena Co., Ltd.	14,830	309,621
Denki Kagaku Kogyo KK	8,663	29,076
Denso Corp.	48,785	1,474,881
Dentsu, Inc.	36,500	1,023,826
East Japan Railway Co.	6,534	388,988
Eisai Co., Ltd.	40,103	1,635,134
Electric Power Development Co., Ltd.#	41,703	1,080,361
FamilyMart Co., Ltd.	24,098	1,094,804

Security Description	Shares	Value (Note 2)

Japan (continued)
FANUC Corp.	6,683	$1,153,065
Fast Retailing Co., Ltd.#	1,400	312,481
Fuji Electric Co., Ltd.#	152,057	353,170
Fuji Heavy Industries, Ltd.	161,057	1,241,430
FUJIFILM Holdings Corp.	13,928	261,106
Fujitsu, Ltd.	131,911	577,405
Fukuoka Financial Group, Inc.	14,713	54,263
Furukawa Electric Co., Ltd.	274,971	589,524
Gree, Inc.#	35,629	570,628
GS Yuasa Corp.#	7,000	29,926
Gunma Bank, Ltd.	77,314	342,368
Hachijuni Bank, Ltd.	119,314	570,990
Hakuhodo DY Holdings, Inc.	2,692	168,851
Hamamatsu Photonics KK#	22,415	783,781
Hankyu Hanshin Holdings, Inc.	22,000	106,687
Hino Motors, Ltd.#	148,571	987,819
Hirose Electric Co., Ltd.#	582	53,402
Hiroshima Bank, Ltd.#	142	478
Hisamitsu Pharmaceutical Co., Inc.#	1,198	52,821
Hitachi Chemical Co., Ltd.#	43,537	689,503
Hitachi Construction Machinery Co., Ltd.#	2,120	40,907
Hitachi High-Technologies Corp.	4,298	95,603
Hitachi Metals, Ltd.	2,743	31,960
Hitachi, Ltd.	408,000	2,337,825
Hokkaido Electric Power Co., Inc.	3,492	43,851
Hokuhoku Financial Group, Inc.#	27	39
Hokuriku Electric Power Co.	9,500	147,665
Honda Motor Co., Ltd.	75,200	2,410,699
Hoya Corp.	8,371	179,577
Ibiden Co., Ltd.	21,600	381,501
Idemitsu Kosan Co., Ltd.#	5,666	513,382
IHI Corp.	260,770	535,783
Inpex Corp.	122	705,283
Isetan Mitsukoshi Holdings, Ltd.	93,183	938,251
Isuzu Motors, Ltd.	23,027	123,128
ITOCHU Corp.	28,927	317,104
ITOCHU Techno-Solutions Corp.#	458	21,217
Iyo Bank, Ltd.	5,000	37,647
J. Front Retailing Co., Ltd.	60,663	284,890
Japan Petroleum Exploration Co.	500	19,366
Japan Prime Realty Investment Corp.#	12	34,273
Japan Real Estate Investment Corp.	10	88,310
Japan Retail Fund Investment Corp.	33	51,926
Japan Steel Works, Ltd.#	5,825	30,627
Japan Tobacco, Inc.	110	613,451
JFE Holdings, Inc.	12,037	195,394
JGC Corp.	3,657	100,432
Joyo Bank, Ltd.#	173,885	718,973
JS Group Corp.	5,054	92,618
JSR Corp.	3,400	58,793
JTEKT Corp.	10,732	104,636
Jupiter Telecommunications Co., Ltd.	31	31,767
JX Holdings, Inc.	251,725	1,278,542
Kajima Corp.#	70,628	184,772
Kamigumi Co., Ltd.	102,000	792,726
Kaneka Corp.#	75,571	416,624
Kansai Electric Power Co., Inc.	80,448	1,164,217
Kansai Paint Co., Ltd.#	47,657	456,743
Kao Corp.	19,717	510,035
Kawasaki Heavy Industries, Ltd.#	26,598	70,602
Kawasaki Kisen Kaisha, Ltd.†#	13,799	25,534
KDDI Corp.	321	1,984,744
Keikyu Corp.#	9,228	80,668
Keio Corp.#	11,057	76,056

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Keisei Electric Railway Co., Ltd.	4,571	$35,583
Keyence Corp.	900	203,752
Kikkoman Corp.#	2,743	32,520
Kinden Corp.	3,000	19,296
Kintetsu Corp.#	31,000	108,002
Kirin Holdings Co., Ltd.	127,628	1,467,494
Kobe Steel, Ltd.#	694,882	833,575
Koito Manufacturing Co., Ltd.	5,975	78,309
Komatsu, Ltd.	93,513	2,241,161
Konami Corp.	1,946	41,150
Konica Minolta Holdings, Inc.	9,185	65,875
Kubota Corp.	21,027	180,323
Kuraray Co., Ltd.	6,643	84,606
Kurita Water Industries, Ltd.#	2,212	48,525
Kyocera Corp.	2,900	240,186
Kyowa Hakko Kirin Co., Ltd.	4,571	45,033
Kyushu Electric Power Co., Inc.	8,231	100,209
Lawson, Inc.#	1,198	83,933
Mabuchi Motor Co., Ltd.#	500	19,302
Makita Corp.	2,212	75,286
Marubeni Corp.	239,255	1,532,746
Marui Group Co., Ltd.	4,332	30,572
Maruichi Steel Tube, Ltd.	923	19,247
Mazda Motor Corp.†	50,426	64,352
McDonald's Holdings Co. Japan, Ltd.#	1,289	37,621
Medipal Holdings Corp.	2,752	34,909
MEIJI Holdings Co., Ltd.	1,215	50,625
Miraca Holdings, Inc.	1,115	42,602
Mitsubishi Chemical Holdings Corp.	81,227	358,659
Mitsubishi Corp.	44,049	862,879
Mitsubishi Electric Corp.	233,000	1,834,622
Mitsubishi Estate Co., Ltd.	46,941	730,233
Mitsubishi Gas Chemical Co., Inc.	7,000	40,735
Mitsubishi Heavy Industries, Ltd.	57,938	234,384
Mitsubishi Logistics Corp.#	1,829	18,043
Mitsubishi Materials Corp.	21,113	57,659
Mitsubishi Motors Corp.†#	912,565	896,727
Mitsubishi Tanabe Pharma Corp.	4,289	56,486
Mitsubishi UFJ Financial Group, Inc.	983,595	4,267,768
Mitsubishi UFJ Lease & Finance Co., Ltd.	24,753	928,711
Mitsui & Co., Ltd.	151,792	2,138,570
Mitsui Chemicals, Inc.	16,628	42,228
Mitsui Fudosan Co., Ltd.	15,628	260,866
Mitsui OSK Lines, Ltd.#	21,113	74,634
Mizuho Financial Group, Inc.	808,159	1,186,042
MS&AD Insurance Group Holdings	9,557	146,843
Murata Manufacturing Co., Ltd.	3,900	202,565
Nabtesco Corp.#	1,984	44,460
Namco Bandai Holdings, Inc.	3,366	40,980
NEC Corp.†#	49,710	71,685
Nexon Co., Ltd.†	2,100	33,204
NGK Insulators, Ltd.	4,571	47,600
NGK Spark Plug Co., Ltd.	2,743	35,215
NHK Spring Co., Ltd.	65,173	691,985
Nidec Corp.#	2,120	173,150
Nikon Corp.	21,134	589,033
Nintendo Co., Ltd.	2,037	237,338
Nippon Building Fund, Inc.	11	100,370
Nippon Electric Glass Co., Ltd.	7,000	43,772
Nippon Express Co., Ltd.	287,000	1,124,413
Nippon Meat Packers, Inc.	2,743	32,765
Nippon Paper Group, Inc.#	1,937	29,836
Nippon Steel Corp.	97,506	219,003
Nippon Telegraph & Telephone Corp.	8,400	362,328

Security Description	Shares	Value (Note 2)

Japan (continued)
Nippon Yusen KK#	31,426	$84,220
Nishi-Nippon City Bank, Ltd.	12,885	29,269
Nissan Motor Co., Ltd.	246,139	2,380,977
Nisshin Seifun Group, Inc.	3,700	41,269
Nisshin Steel Co., Ltd.#	11,885	14,712
Nissin Foods Holdings Co., Ltd.#	1,106	40,395
Nitori Holdings Co., Ltd.	2,300	207,810
Nitto Denko Corp.	3,226	130,917
NKSJ Holdings, Inc.	7,195	132,404
NOK Corp.	2,037	42,866
Nomura Holdings, Inc.	305,625	1,010,169
Nomura Real Estate Holdings, Inc.	1,846	28,858
Nomura Real Estate Office Fund, Inc. .	5	27,884
Nomura Research Institute, Ltd.	1,929	41,726
NSK, Ltd.	8,228	50,716
NTN Corp.	8,923	29,037
NTT Data Corp.	21	60,379
NTT DoCoMo, Inc.	369	589,100
NTT Urban Development Corp.	21	15,168
Obayashi Corp.	11,885	46,108
Odakyu Electric Railway Co., Ltd.#	11,971	108,619
OJI Paper Co., Ltd.	15,000	56,662
Olympus Corp.†#	18,100	290,348
Omron Corp.	40,057	793,881
Ono Pharmaceutical Co., Ltd.	1,563	88,263
Oracle Corp. Japan#	10,940	399,011
Oriental Land Co., Ltd.#	1,015	110,748
ORIX Corp.#	7,377	638,286
Osaka Gas Co., Ltd.	50,000	195,891
Otsuka Corp.	275	21,864
Otsuka Holdings Co., Ltd.	7,000	220,291
Panasonic Corp.#	234,711	1,557,551
Rakuten, Inc.	123	131,539
Resona Holdings, Inc.	36,169	136,165
Ricoh Co., Ltd.#	23,885	173,742
Rinnai Corp.	649	41,991
Rohm Co., Ltd.	1,937	70,351
Sankyo Co., Ltd.	915	44,139
Sanrio Co., Ltd.#	915	29,589
Santen Pharmaceutical Co., Ltd.	1,380	49,998
SBI Holdings, Inc.#	381	24,846
Secom Co., Ltd.	4,000	176,876
Sega Sammy Holdings, Inc.	36,240	644,236
Seiko Epson Corp.#	2,495	25,377
Sekisui Chemical Co., Ltd.	8,314	70,981
Sekisui House, Ltd.	10,057	85,092
Seven & I Holdings Co., Ltd.	17,439	524,995
Seven Bank, Ltd.#	10,098	22,552
Sharp Corp.#	19,370	101,596
Shikoku Electric Power Co., Inc.	3,300	77,489
Shimadzu Corp.	5,000	41,794
Shimamura Co., Ltd.	396	44,926
Shimano, Inc.#	1,400	85,133
Shimizu Corp.#	10,971	36,402
Shin-Etsu Chemical Co., Ltd.	8,914	458,441
Shinsei Bank, Ltd.	28,684	30,382
Shionogi & Co., Ltd.	5,703	71,906
Shiseido Co., Ltd.	6,908	108,698
Shizuoka Bank, Ltd.#	11,057	107,945
Showa Denko KK	26,512	52,780
Showa Shell Sekiyu KK#	3,592	21,315
SMC Corp.	1,006	165,356
Softbank Corp.	76,916	2,404,852
Sojitz Corp.#	121,694	192,573

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Sony Corp.#	113,019	$1,514,420
Sony Financial Holdings, Inc.	3,223	46,231
Square Enix Holdings Co., Ltd.#	1,098	17,333
Stanley Electric Co., Ltd.	2,760	38,251
Sumco Corp.†#	2,012	16,972
Sumitomo Chemical Co., Ltd.	29,340	92,483
Sumitomo Corp.	21,630	290,663
Sumitomo Electric Industries, Ltd.	14,548	168,947
Sumitomo Heavy Industries, Ltd.	11,057	48,963
Sumitomo Metal Industries, Ltd.	390,423	632,768
Sumitomo Metal Mining Co., Ltd.	10,000	112,940
Sumitomo Mitsui Financial Group, Inc.	54,152	1,581,852
Sumitomo Mitsui Trust Holdings, Inc.	341,000	861,639
Sumitomo Realty & Development Co., Ltd.	7,000	147,218
Sumitomo Rubber Industries, Ltd.	3,309	40,117
Suruga Bank, Ltd.	3,000	27,565
Suzuken Co., Ltd.	1,380	42,936
Suzuki Motor Corp.	10,234	213,143
Sysmex Corp.#	1,380	56,708
T&D Holdings, Inc.	11,139	106,329
Taiheiyo Cement Corp.	21,000	42,611
Taisei Corp.#	20,284	49,442
Taisho Pharmaceutical Holdings Co., Ltd.#	715	53,379
Taiyo Nippon Sanso Corp.	4,571	27,650
Takashimaya Co., Ltd.	4,571	32,258
Takeda Pharmaceutical Co., Ltd.	28,179	1,177,721
TDK Corp.	2,395	103,765
Teijin, Ltd.	18,456	54,878
Terumo Corp.	2,917	104,939
THK Co., Ltd.	53,703	1,017,725
Tobu Railway Co., Ltd.	20,284	99,401
Toho Co., Ltd.#	2,203	35,114
Toho Gas Co., Ltd.#	8,314	47,108
Tohoku Electric Power Co., Inc.†	8,745	80,352
Tokio Marine Holdings, Inc.	25,791	561,833
Tokyo Electric Power Co., Inc.†##	27,806	56,066
Tokyo Electron, Ltd.	3,317	149,849
Tokyo Gas Co., Ltd.	46,882	222,564
Tokyu Corp.	22,113	98,205
Tokyu Land Corp.	8,314	36,817
TonenGeneral Sekiyu KK#	5,000	45,559
Toppan Printing Co., Ltd.#	11,057	67,448
Toray Industries, Inc.	28,000	187,238
Toshiba Corp.	433,308	1,631,264
Tosoh Corp.	10,142	25,756
TOTO, Ltd.	5,000	33,882
Toyo Seikan Kaisha, Ltd.	2,943	33,351
Toyo Suisan Kaisha, Ltd.	1,829	46,799
Toyoda Gosei Co., Ltd.#	1,198	23,300
Toyota Boshoku Corp.#	1,189	12,731
Toyota Industries Corp.	3,100	82,129
Toyota Motor Corp.	150,300	5,830,934
Toyota Tsusho Corp.	4,149	76,616
Trend Micro, Inc.	2,020	55,372
Tsumura & Co.	1,198	26,373
Ube Industries, Ltd.	19,284	44,297
Unicharm Corp.	2,212	119,548
Ushio, Inc.	2,037	22,720
USS Co., Ltd.	424	43,017
West Japan Railway Co.	3,222	126,438
Yahoo Japan Corp.	246	71,609
Yakult Honsha Co., Ltd.#	1,937	67,533
Yamada Denki Co., Ltd.	1,674	84,063
Yamaguchi Financial Group, Inc.	3,657	29,308

Security Description	Shares	Value (Note 2)

Japan (continued)
Yamaha Corp.	3,043	$26,057
Yamaha Motor Co., Ltd.	5,437	54,051
Yamato Holdings Co., Ltd.	7,240	112,721
Yamato Kogyo Co., Ltd.#	832	22,541
Yamazaki Baking Co., Ltd.	1,829	25,372
Yaskawa Electric Corp.#	3,657	27,442
Yokogawa Electric Corp.	3,857	32,634

		125,215,551

Jersey — 0.7%
Experian PLC	29,431	410,499
Glencore International PLC#	40,567	212,887
Petrofac, Ltd.#	92,551	2,206,635
Randgold Resources, Ltd.	2,454	196,480
Shire PLC	41,004	1,155,211
Wolseley PLC	8,371	284,863
WPP PLC	36,988	441,226

		4,907,801

Luxembourg — 0.3%
ArcelorMittal#	27,446	379,246
Kernel Holding SA†	1,755	27,715
Millicom International Cellular SA SDR	2,736	234,073
SES SA FDR	8,066	180,273
Subsea 7 SA†	8,244	162,186
Tenaris SA	67,981	1,082,674

		2,066,167

Malaysia — 0.5%
AirAsia Bhd	180,300	200,096
Alliance Financial Group Bhd	380,000	491,212
AMMB Holdings Bhd	205,200	401,763
Berjaya Corp Bhd	498,800	126,597
Berjaya Sports Toto Bhd	386,200	507,749
British American Tobacco Malaysia Bhd	32,600	559,547
Digi.com Bhd	15,900	20,052
Genting Bhd	23,200	73,146
Genting Plantations Bhd	46,200	136,193
Hong Leong Financial Group Bhd	82,900	313,644
Kuala Lumpur Kepong Bhd	56,500	398,310
Parkson Holdings Bhd	208,900	312,848

		3,541,157

Mauritius — 0.0%
Golden Agri-Resources, Ltd.#	422,000	212,867

Mexico — 0.6%
Alfa SAB de CV, Class A	17,644	220,074
America Movil SAB de CV, Series L	1,132,200	1,325,484
Arca Continental SAB de CV	14,397	71,302
Cemex SAB de CV CPO†(1)	217,295	121,896
Coca-Cola Femsa SAB de CV, Series L	18,430	213,515
Compartamos SAB de CV	97,000	100,716
El Puerto de Liverpool SAB de CV	4,947	35,680
Fomento Economico Mexicano SAB de CV(1)	48,200	378,877
Grupo Bimbo SAB de CV, Class A	7,459	16,352
Grupo Carso SAB de CV Class A1	16,222	45,240
Grupo Elektra SA de CV	1,450	51,734
Grupo Financiero Banorte SAB de CV	37,065	165,589
Grupo Mexico SAB de CV, Class B	163,900	432,759
Grupo Modelo SAB de CV Series C	32,100	223,131
Grupo Televisa SAB	55,230	209,987
Industrias Penoles SAB de CV	2,143	81,836
Kimberly-Clark de Mexico SAB de CV, Class A	65,822	114,258
Urbi Desarrollos Urbanos SAB de CV†	8,189	7,025

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Mexico (continued)
Wal-Mart de Mexico SAB de CV, Series V	95,900	$229,889

		4,045,344

Morocco — 0.0%
Attijariwafa Bank	3,509	143,725
Douja Promotion Groupe Addoha SA	7,834	60,641
Maroc Telecom SA	404	5,123

		209,489

Netherlands — 2.9%
Aegon NV	109,386	460,681
Akzo Nobel NV	6,880	314,253
ASML Holding NV	51,550	2,364,813
Corio NV	1,921	79,668
Delta Lloyd NV#	2,717	33,646
European Aeronautic Defence and Space Co. NV#	66,992	2,242,361
Fugro NV CVA	2,031	116,777
Gemalto NV	2,320	147,766
Heineken Holding NV	57,020	2,308,342
Heineken NV#	6,737	321,092
ING Groep NV CVA†	161,630	933,525
Koninklijke Ahold NV	246,327	2,893,847
Koninklijke Boskalis Westminster NV	1,910	56,965
Koninklijke DSM NV	39,310	1,870,148
Koninklijke KPN NV#	201,192	1,901,877
Koninklijke Philips Electronics NV	29,567	522,802
Koninklijke Vopak NV	2,065	121,719
PostNL NV	15	51
QIAGEN NV†	6,303	101,201
Randstad Holding NV#	3,209	86,918
Reed Elsevier NV	20,185	209,354
SBM Offshore NV†	10,354	135,197
STMicroelectronics NV	17,167	87,434
TNT Express NV	9,703	107,980
Unilever NV CVA	85,371	2,686,007
Wolters Kluwer NV	8,857	128,628

		20,233,052

New Zealand — 0.1%
Auckland International Airport, Ltd.	58,994	114,479
Contact Energy, Ltd.†	22,514	82,797
Fletcher Building, Ltd.	42,534	201,617
SKYCITY Entertainment Group, Ltd.	34,817	93,407
Telecom Corp. of New Zealand, Ltd.	117,162	227,797

		720,097

Norway — 0.4%
Aker Solutions ASA	18,132	238,403
DNB ASA	28,586	257,582
Gjensidige Forsikring ASA#	5,434	58,073
Norsk Hydro ASA#	27,331	113,393
Orkla ASA	44,227	299,071
Statoil ASA	53,379	1,203,775
Telenor ASA#	21,194	309,684
Yara International ASA	11,019	414,638

		2,894,619

Peru — 0.0%
Cia de Minas Buenaventura SA ADR	4,836	189,281
Volcan Cia Minera S.A.A. Series B	110,781	126,022

		315,303

Security Description	Shares	Value (Note 2)

Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	53,900	$64,425
Aboitiz Power Corp.	362,900	294,874
Bank of the Philippine Islands	325,280	500,948
BDO Unibank, Inc.	279,439	452,832
Globe Telecom, Inc.	15,367	399,143

		1,712,222

Poland — 0.2%
Bank Handlowy w Warszawie SA†	3,368	68,574
Bank Millennium SA†	74,353	71,290
Bank Pekao SA	936	37,217
BRE Bank SA†	1,034	78,933
Enea SA	21,550	97,233
Grupa Lotos SA†	3,411	22,412
Jastrzebska Spolka Weglowa SA†	1,839	46,674
KGHM Polska Miedz SA	4,621	166,799
PGE SA	32,736	170,784
Polski Koncern Naftowy Orlen SA†	10,088	94,590
Powszechna Kasa Oszczednosci Bank Polski SA	575	5,189
Powszechny Zaklad Ubezpieczen SA	563	46,995
Synthos SA	45,516	68,670
Tauron Polska Energia SA	11,827	14,308
Telekomunikacja Polska SA	9,586	43,387

		1,033,055

Portugal — 0.1%
Banco Espirito Santo SA†	157,438	88,771
Cimpor Cimentos de Portugal SGPS SA†	4,745	32,410
EDP - Energias de Portugal SA	55,445	115,177
Galp Energia SGPS SA Class B	6,227	74,117
Jeronimo Martins SGPS SA	5,927	105,277
Portugal Telecom SGPS SA	18,095	68,332

		484,084

Russia — 0.6%
Federal Grid Co. Unified Energy System JSC†	6,109,218	30,546
Federal Hydrogenerating Co., JSC	1,596,000	15,960
Gazprom OAO†	291,510	1,238,917
IDGC Holding JSC†	793,000	34,099
Inter Rao Ues OAO†	19,915,815	15,933
Lukoil OAO	14,248	735,987
Magnit OJSC GDR†	7,611	187,231
Mechel ADR	5,805	30,825
MMC Norilsk Nickel OJSC	872	128,472
Mobile Telesystems OJSC ADR†	11,938	198,648
NovaTek OAO GDR	2,039	193,705
Rosneft Oil Co.	56,023	316,530
Rostelecom OJSC	28,680	90,908
Sberbank of Russia	250,510	620,513
Severstal OAO	1,583	15,830
Sistema JSFC GDR	502	8,574
Surgutneftegaz OJSC	221,900	155,330
Tatneft	40,030	199,976
Uralkali OJSC	28,810	199,551
VTB Bank OJSC	7,230,000	9,399

		4,426,934

Singapore — 1.4%
Ascendas Real Estate Investment Trust#	123,360	196,250
CapitaLand, Ltd.	162,000	319,323
CapitaMall Trust#	149,129	210,049
CapitaMalls Asia, Ltd.#	89,000	97,385
City Developments, Ltd.#	31,000	239,368
ComfortDelGro Corp., Ltd.	129,000	147,160
COSCO Corp. (Singapore), Ltd.#	71,000	55,925

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Singapore (continued)
DBS Group Holdings, Ltd.	113,000	$1,159,289
Fraser and Neave, Ltd.	58,000	288,065
Global Logistic Properties, Ltd.†	130,360	210,421
Jardine Cycle & Carriage, Ltd.#	7,000	228,807
Keppel Corp., Ltd.	89,000	689,291
Keppel Land, Ltd.#	49,000	108,754
Neptune Orient Lines, Ltd.†	67,000	55,374
Olam International, Ltd.#	102,000	131,794
Oversea-Chinese Banking Corp., Ltd.	161,000	1,044,513
SembCorp. Industries, Ltd.	63,000	236,140
SembCorp. Marine, Ltd.#	53,000	183,851
Singapore Airlines, Ltd.#	34,000	274,406
Singapore Exchange, Ltd.#	55,000	264,202
Singapore Press Holdings, Ltd.#	102,000	299,208
Singapore Technologies Engineering, Ltd.	97,000	222,816
Singapore Telecommunications, Ltd.	495,000	1,190,827
StarHub, Ltd.	38,000	95,546
United Overseas Bank, Ltd.	79,000	1,084,518
UOL Group, Ltd.	30,855	105,356
Wilmar International, Ltd.#	121,000	343,675
Yangzijiang Shipbuilding Holdings, Ltd.#	129,000	103,612

		9,585,925

South Africa — 0.9%
ABSA Group, Ltd.	15,455	273,053
African Bank Investments, Ltd.	10,360	44,319
African Rainbow Minerals, Ltd.	5,578	110,507
Anglo American Platinum, Ltd.	2,596	145,582
AngloGold Ashanti, Ltd.	10,989	399,301
Aspen Pharmacare Holdings, Ltd.†	4,238	58,687
Aveng, Ltd.	35,691	161,848
Barloworld, Ltd.	16,062	160,032
Bidvest Group, Ltd.	11,914	251,117
FirstRand, Ltd.	122,406	371,251
Foschini Group, Ltd.	7,791	109,219
Gold Fields, Ltd.	21,066	283,333
Harmony Gold Mining Co., Ltd.	1,431	14,244
Impala Platinum Holdings, Ltd.	11,587	182,879
Imperial Holdings, Ltd.	10,782	209,961
Investec, Ltd.	19,462	100,862
Kumba Iron Ore, Ltd.	3,499	216,367
Liberty Holdings, Ltd.	13,482	137,994
Life Healthcare Group Holdings, Ltd. Bonds	12,387	42,603
MMI Holdings, Ltd.	71,594	140,741
MTN Group, Ltd.	38,432	608,658
Naspers, Ltd.	8,568	453,009
Nedbank Group, Ltd.	9,114	177,093
Netcare, Ltd.	11,290	20,226
Pretoria Portland Cement Co., Ltd.	15,720	51,603
Remgro, Ltd.	1,949	30,286
Reunert, Ltd.	15,368	122,979
RMB Holdings, Ltd.	5,781	22,742
RMI Holdings	53,009	103,020
Sanlam, Ltd.	83,890	330,517
Sasol, Ltd.	14,588	620,541
Shoprite Holdings, Ltd.	5,639	91,538
Standard Bank Group, Ltd.	21,638	290,542
Tiger Brands, Ltd.	371	10,553
Truworths International, Ltd.	6,199	60,040
Vodacom Group, Ltd.	3,454	41,293
Woolworths Holdings Ltd.	9,512	54,618

		6,503,158

Security Description	Shares	Value (Note 2)

South Korea — 1.5%
BS Financial Group, Inc.	11,580	$113,813
Daelim Industrial Co., Ltd.	4,143	349,974
DGB Financial Group, Inc.	32,220	399,935
Dongbu Insurance Co., Ltd.	14,220	569,282
Hana Financial Group, Inc.	20,069	632,550
Hyundai Development Co.	2,637	52,617
Hyundai Engineering & Construction Co., Ltd.	6,607	372,265
Hyundai Mipo Dockyard	3,201	320,032
Hyundai Motor Co.	6,517	1,347,298
Kia Motors Corp.	12,621	857,618
Korea Exchange Bank	27,200	189,207
KP Chemical Corp.	19,690	241,902
KT&G Corp.	10,665	710,247
Lotte Confectionery Co., Ltd.	64	84,267
NHN Corp.	1,677	344,565
OCI Co., Ltd.	111	19,139
Samsung Electronics Co., Ltd.	2,369	2,430,721
Samsung Life Insurance Co., Ltd.	1,452	120,072
Shinhan Financial Group Co., Ltd.	5,530	177,813
SK Hynix, Inc.†	34,525	675,728
SK Telecom Co., Ltd.	2,441	249,219

		10,258,264

Spain — 2.2%
Abertis Infraestructuras SA	115,925	1,475,699
Acciona SA#	686	36,008
Acerinox SA#	2,348	23,305
ACS Actividades de Construccion y Servicios SA#	10,704	177,620
Amadeus IT Holding SA	61,104	1,119,349
Banco Bilbao Vizcaya Argentaria SA	138,775	789,682
Banco de Sabadell SA#	258,065	421,528
Banco Popular Espanol SA#	84,439	170,186
Banco Santander SA	467,258	2,481,500
Bankia SA†#	537,476	693,167
Bankinter SA#	52,505	160,229
CaixaBank#	20,037	49,997
Distribuidora Internacional de Alimentacion SA#†	17,944	78,567
Enagas SA	32,258	503,773
Ferrovial SA#	11,851	112,101
Fomento de Construcciones y Contratas SA#	31	391
Gas Natural SDG SA	37,817	410,466
Grifols SA†#	4,325	98,106
Iberdrola SA	451,418	1,716,399
Inditex SA	6,390	527,961
Indra Sistemas SA#	7,388	66,231
International Consolidated Airlines Group SA†	24,872	54,466
Mapfre SA#	568,595	1,101,004
Mediaset Espana Comunicacion SA#	7	30
Red Electrica Corp. SA	3,174	117,445
Repsol YPF SA	114,680	1,712,967
Sacyr Vallehermoso SA†#	126	196
Telefonica SA#	120,324	1,329,653
Zardoya Otis SA#	3,936	43,412

		15,471,438

Sweden — 2.3%
Alfa Laval AB	9,748	160,622
Assa Abloy AB, Class B	63,146	1,635,042
Atlas Copco AB, Class A	142,609	2,872,007
Atlas Copco AB, Class B	11,499	206,252
Boliden AB	46,519	593,614
Electrolux AB, Class B	7,022	133,103
Elekta AB, Series B	2,613	125,281
Getinge AB, Class B	5,393	133,999

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sweden (continued)
Hennes & Mauritz AB, Class B	27,833	$826,810
Hexagon AB	6,793	120,160
Holmen AB, Class B	1,187	30,343
Husqvarna AB, Class B	11,931	55,315
Industrivarden AB, Class C	2,793	34,007
Investment AB Kinnevik, Class B	5,585	98,023
Investor AB, Class B	97,144	1,695,624
Lundin Petroleum AB†	6,527	115,005
Modern Times Group AB, Class B	1,290	51,959
Nordea Bank AB	76,671	566,761
Ratos AB, Class B	4,831	42,661
Sandvik AB	29,325	365,326
Scania AB, Class B	29,843	473,659
Securitas AB, Class B	8,439	61,569
Skandinaviska Enskilda Banken AB, Class A	41,043	227,122
Skanska AB, Class B	10,806	143,396
SKF AB, Class B	15,728	310,251
SSAB AB, Class A	4,053	31,104
Svenska Cellulosa AB, Class B	16,851	239,850
Svenska Handelsbanken AB, Class A	28,866	806,635
Swedbank AB, Class A	31,501	447,505
Swedish Match AB	6,152	232,886
Tele2 AB, Class B	9,222	136,975
Telefonaktiebolaget LM Ericsson, Class B	123,597	1,049,754
TeliaSonera AB	63,051	384,321
Volvo AB, Class B	127,214	1,428,082

		15,835,023

Switzerland — 6.4%
ABB, Ltd.	96,933	1,517,837
Actelion, Ltd.†	3,235	122,126
Adecco SA#	47,640	1,849,002
Aryzta AG†	48,312	2,178,479
Baloise Holding AG	1,282	79,057
Banque Cantonale Vaudoise	90	46,003
Barry Callebaut AG	50	44,268
Cie Financiere Richemont SA, Class A	15,308	872,289
Credit Suisse Group AG	34,030	644,971
GAM Holding AG	5,585	58,647
Geberit AG	1,116	215,996
Givaudan SA	244	226,203
Holcim, Ltd.	15,783	838,424
Julius Baer Group, Ltd.†	6,031	189,123
Kuehne & Nagel International AG	2,054	218,225
Lindt & Spruengli AG	3	103,943
Lindt & Spruengli AG (Participation Certificate)	25	72,605
Lonza Group AG	1,359	48,296
Nestle SA	175,862	9,966,750
Novartis AG	108,735	5,647,481
Pargesa Holding SA	729	39,814
Partners Group Holding AG	11,956	1,981,691
Roche Holding AG	35,349	5,516,970
Schindler Holding AG(Participation Certificate)	1,972	218,040
Schindler Holding AG	589	65,610
SGS SA	191	344,305
Sika AG	63	113,826
Sonova Holding AG	18,389	1,722,756
Straumann Holding AG#	191	29,298
Sulzer AG	649	77,371
Swatch Group AG(BR)	2,139	822,481
Swatch Group AG	16,557	1,098,573
Swiss Life Holding AG†	823	65,960
Swiss Prime Site AG†	1,422	113,455
Swiss Re AG	10,318	594,850

Security Description	Shares	Value (Note 2)

Switzerland (continued)
Swisscom AG	6,576	$2,388,442
Syngenta AG	2,774	888,160
Transocean, Ltd.	11,961	479,376
UBS AG†	164,032	1,849,128
Zurich Insurance Group AG	4,319	883,053

		44,232,884

Taiwan — 1.5%
Acer, Inc.	531,000	543,489
Advantech Co., Ltd.	162,338	554,760
Asustek Computer, Inc.	72,000	721,254
Catcher Technology Co., Ltd.	95,000	603,139
Cathay Financial Holding Co., Ltd.	291,000	285,170
Chang Hwa Commercial Bank	628,000	326,119
China Airlines, Ltd.	1,238,866	498,070
China Development Financial Holding Corp.	1,206,000	303,035
China Life Insurance Co., Ltd.	643,601	591,894
China Motor Corp.	323,000	287,852
China Petrochemical Development Corp.	214,000	179,600
Chunghwa Telecom Co., Ltd.	190,000	574,176
Far EasTone Telecommunications Co., Ltd.	228,000	507,210
Farglory Land Development Co., Ltd.	126,000	203,682
Feng Hsin Iron & Steel Co.	170,000	295,598
Formosa Chemicals & Fibre Corp.	87,000	230,267
Formosa Plastics Corp.	238,000	622,749
Formosa Taffeta Co., Ltd.	365,000	333,841
Hon Hai Precision Industry Co., Ltd.	80,287	235,363
HTC Corp.	21,376	307,950
Lite-On Technology Corp.	496,214	635,063
Taiwan Semiconductor Manufacturing Co., Ltd.	432,000	1,231,680

		10,071,961

Thailand — 0.2%
Advanced Info Service PLC	107,099	602,569
Bangkok Bank PCL	108,477	639,303
Banpu PLC	3,361	47,539
CP ALL PCL	329,600	354,826

		1,644,237

Turkey — 0.2%
Akbank TAS	23,355	71,389
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,446	120,439
Arcelik AS	15,817	66,330
Asya Katilim Bankasi AS†	34,867	29,917
BIM Birlesik Magazalar AS GDR	3,829	155,029
Enka Insaat ve Sanayi AS	25,528	55,033
Eregli Demir ve Celik Fabrikalari TAS	40,441	46,627
Ford Otomotiv Sanayi AS	8,796	76,179
Haci Omer Sabanci Holding AS	22,173	87,515
Koza Altin Isletmeleri AS	2,111	35,660
Tupras - Turkiye Petrol Rafinerileri AS	527	9,807
Turkcell Iletisim Hizmetleri AS†	7,533	32,883
Turkiye Garanti Bankasi AS	26,722	85,694
Turkiye Halk Bankasi AS	16,192	99,423
Turkiye Is Bankasi, Class C	59,993	120,967
Turkiye Vakiflar Bankasi Tao	33,169	52,828

		1,145,720

United Kingdom — 18.2%
3i Group PLC	26,330	70,893
Aberdeen Asset Management PLC	24,997	93,617
Admiral Group PLC	77,627	1,243,046
Aggreko PLC	49,798	1,686,936
AMEC PLC	9,732	144,890

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Anglo American PLC	68,014	$2,066,065
Antofagasta PLC	102,640	1,585,052
ARM Holdings PLC	55,618	434,164
Associated British Foods PLC	10,423	190,839
AstraZeneca PLC	130,614	5,270,095
Aviva PLC	609,912	2,458,091
Babcock International Group PLC	58,636	768,143
BAE Systems PLC	544,407	2,288,901
Balfour Beatty PLC	97,679	408,423
Barclays PLC	618,598	1,680,815
BG Group PLC	117,730	2,254,460
BHP Billiton PLC	209,190	5,463,130
BP PLC	1,396,869	8,501,623
British American Tobacco PLC	170,832	8,052,611
British Land Co. PLC	25,085	186,733
British Sky Broadcasting Group PLC	236,577	2,508,534
BT Group PLC	940,567	2,990,529
Bunzl PLC	26,096	411,442
Burberry Group PLC	32,496	684,632
Cairn Energy PLC†	45	198
Capita PLC	19,090	181,825
Capital Shopping Centres Group PLC#	15,089	71,812
Carnival PLC	5,985	192,414
Centrica PLC	284,291	1,355,634
Cobham PLC	31,162	107,340
Compass Group PLC	120,755	1,183,644
Croda International PLC	3,974	136,949
Diageo PLC	90,844	2,165,936
Eurasian Natural Resources Corp. PLC	10,845	70,618
Evraz PLC	9,925	45,170
Fresnillo PLC#	5,246	108,988
G4S PLC	41,195	175,359
GKN PLC	45,773	129,098
GlaxoSmithKline PLC	423,783	9,392,073
Hammerson PLC	20,905	134,288
HSBC Holdings PLC	973,945	7,647,820
ICAP PLC	15,183	79,654
IMI PLC	9,459	129,017
Imperial Tobacco Group PLC	37,493	1,353,306
Inmarsat PLC	12,408	82,172
InterContinental Hotels Group PLC	41,400	973,675
International Power PLC	44,812	285,926
Intertek Group PLC	4,689	191,146
Invensys PLC	21,872	73,924
Investec PLC#	40,475	208,225
ITV PLC	265,751	298,581
J Sainsbury PLC	35,727	158,635
Johnson Matthey PLC	6,319	211,528
Kazakhmys PLC	5,790	59,342
Kingfisher PLC	69,477	301,960
Land Securities Group PLC	22,859	249,783
Legal & General Group PLC	172,389	293,317
Lloyds Banking Group PLC†	1,591,411	622,491
London Stock Exchange Group PLC	25,438	392,050
Lonmin PLC#	4,370	47,381
Man Group PLC, Class B#	50,726	56,992
Marks & Spencer Group PLC	92,381	471,839
Meggitt PLC	22,858	132,989
National Grid PLC#	104,335	1,045,207
Next PLC	6,487	302,832
Old Mutual PLC	276,689	603,829
Pearson PLC	23,918	419,126
Prudential PLC	74,674	780,294
Reckitt Benckiser Group PLC	19,319	1,025,432

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Reed Elsevier PLC	35,729	$263,213
Rexam PLC	232,561	1,445,162
Rio Tinto PLC	84,930	3,638,857
Rolls-Royce Holdings PLC†	54,868	695,104
Royal Bank of Scotland Group PLC†	610,862	188,104
Royal Dutch Shell PLC, Class A	249,936	7,746,400
Royal Dutch Shell PLC, Class B	174,701	5,596,345
RSA Insurance Group PLC	103,239	157,203
SABMiller PLC	47,188	1,741,791
Sage Group PLC	38,250	151,209
Schroders PLC	89,403	1,645,188
Segro PLC	20,060	65,914
Serco Group PLC#	14,530	117,567
Severn Trent PLC	6,949	184,316
Smith & Nephew PLC	25,832	241,262
Smiths Group PLC	11,509	177,377
SSE PLC	27,452	559,748
Standard Chartered PLC	76,569	1,544,727
Standard Life PLC	435,331	1,373,398
Tate & Lyle PLC	13,654	141,413
TESCO PLC	319,547	1,490,016
TUI Travel PLC#	12,545	31,766
Tullow Oil PLC	32,848	719,892
Unilever PLC	37,570	1,181,798
United Utilities Group PLC	19,901	201,511
Vedanta Resources PLC#	3,216	46,046
Vodafone Group PLC	2,446,560	6,523,205
Weir Group PLC#	6,201	147,560
Whitbread PLC	5,215	149,736
WM Morrison Supermarkets PLC	219,709	935,256
Xstrata PLC	60,868	865,395

		125,359,962

United States — 0.1%
Southern Copper Corp.	4,840	137,698
Synthes, Inc.*	1,869	305,166

		442,864

Total Common Stock
(cost $728,779,457)		642,118,070

EXCHANGE-TRADED FUNDS — 0.3%
United States — 0.3%
iShares MSCI Chile Investable Market Index Fund	21,600	1,286,280
Vanguard MSCI Emerging Markets ETF	15,684	596,306

Total Exchange-Traded Funds
(cost $2,016,302)		1,882,586

PREFERRED STOCK — 1.9%
Brazil — 0.9%
AES Tiete SA	3,912	52,759
Banco Bradesco SA	42,296	620,751
Banco do Estado do Rio Grande do Sul	8,887	70,502
Bradespar SA	7,800	122,056
Braskem SA	6,700	37,373
Centrais Eletricas Brasileiras SA, Class B	1,400	12,981
Cia Brasileira de Distribuicao Grupo Pao de Acucar	2,700	102,278
Cia de Bebidas Das Americas	17,151	655,647
Cia de Transmissao de Energia Eletrica Paulista	1,500	44,327
Cia Energetica de Minas Gerais	10,776	187,966
Cia Energetica de Sao Paulo	6,830	117,815
Cia Paranaense de Energia	3,400	69,151
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	2,700	32,129
Gerdau SA	19,100	150,198
Gol Linhas Aereas Inteligentes SA†	4,000	15,946

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

PREFERRED STOCK (continued)
Brazil (continued)
Itau Unibanco Holding SA	63,388	$920,876
Itausa — Investimentos Itau SA	70,070	306,080
Klabin SA	5,945	25,055
Lojas Americanas SA	7,259	43,730
Metalurgica Gerdau SA	5,132	50,764
Oi SA	29,965	118,857
Petroleo Brasileiro SA	92,978	881,904
Suzano Papel e Celulose SA	23,401	58,246
TAM SA†	2,200	47,559
Telefonica Brasil SA	6,200	147,557
Usinas Siderurgicas de Minas Gerais SA, Class A	10,482	44,176
Vale SA, Class A	44,000	801,091

		5,737,774

Colombia — 0.0%
Bancolombia SA	7,867	118,349

Germany — 0.8%
Bayerische Motoren Werke AG	1,401	71,754
Henkel AG & Co. KGaA	40,858	2,661,948
Hugo Boss AG	603	58,588
Porsche Automobil Holding SE†	4,474	229,361
ProSiebenSat.1 Media AG#	2,547	53,413
RWE AG	1,157	38,541
Volkswagen AG	16,309	2,603,442

		5,717,047

Russia — 0.0%
AK Transneft OAO	13	17,095
Sberbank of Russia†	50,700	88,978
Surgutneftegas OJSC	212,800	89,589

		195,662

South Korea — 0.2%
Hyundai Motor Co.	4,589	274,893
Hyundai Motor Co.(2nd preferred)	7,571	488,162
Samsung Electronics Co., Ltd.	1,317	793,380

		1,556,435

United Kingdom — 0.0%
Rolls-Royce Holdings PLC Class C†	5,348,124	8,243

Total Preferred Stock
(cost $13,946,300)		13,333,510

RIGHTS† — 0.0%
Australia — 0.0%
AGL Energy, Ltd. (Expires 06/19/12)	5,450	18,634
SP Ausnet Stapled (Expires 06/12/12)	11,520	112

		18,746

Brazil — 0.0%
CETIP SA — Mercados Organizados (Expires 06/18/12)	2	2

Italy — 0.0%
Fiat Industrial SpA, Class A (Expires 06/20/12)	20,525	0
Fiat Industrial SpA, Class B (Expires 06/20/12)	20,525	1
Fiat SpA Class A (Expires 06/20/12)	20,614	0
Fiat SpA Class B (Expires 06/20/12)	20,614	0

		1

Spain — 0.0%
CaixaBank (Expires 06/15/12)	20,037	1,313
Gas Natural SDG SA (Expires 06/13/12)	36,988	21,313

		22,626

Total Rights
(cost $22,683)		41,375

Security Description	Shares/ Principal Amount(7)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 0.0%
United Kingdom — 0.0%
National Grid Gas PLC Company Guar. Bonds 4.19% due 12/14/22	GBP 5,000	$15,439
National Grid Gas PLC Company Guar. Bonds 7.00% due 12/16/24	GBP 5,000	10,347

Total Foreign Corporate Bonds & Notes
(cost $15,495)		25,786

Total Long-Term Investment Securities
(cost $744,780,237)		657,401,327

SHORT-TERM INVESTMENT SECURITIES — 12.5%
Registered Investment Companies — 8.1%
State Street Navigator Securities Lending Prime Portfolio(3)	55,758,357	55,758,357

Time Deposits — 4.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$28,298,000	28,298,000

U.S. Government Treasuries — 0.3%
United States Treasury Bills
0.05% due 06/28/12@	975,000	974,963
0.06% due 06/28/12@	260,000	259,989
0.07% due 06/28/12@	400,000	399,980
0.08% due 06/28/12@	600,000	599,963

		2,234,895

Total Short-Term Investment Securities
(cost $86,291,252)		86,291,252

REPURCHASE AGREEMENT — 0.1%
State Street Bank & Trust Co. bearing interest at 0.01% dated 05/31/12 to be repurchased 06/01/12 in the amount of $615,000 and collateralized by $590,000 United States Treasury Notes, bearing interest at 2.13% due 02/29/16 and having approximate value of 628,350 (cost $615,000)	615,000	615,000

TOTAL INVESTMENTS
(cost $831,686,489)(2)	107.9%	744,307,579
Other assets less liabilities	(7.9)	(54,467,649)

NET ASSETS —	100.0%	$689,839,930

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $305,166 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	Consist of more than one type of securities traded together as a unit.
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At May 31, 2012, the Fund had loaned securities with a total value of $55,038,955. This was secured by collateral of $55,758,357, which was received in cash and subsequently invested in short-term investments currently valued at $55,758,357 as reported in the portfolio of investments. Additional collateral of $4,979,056 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal National Mtg. Assoc.	4.00%	02/25/40
United States Treasury Bills	zero coupon	06/28/12 to 05/02/13
United States Treasury Notes/Bonds	0.25% to 6.75%	04/30/13 to 08/15/40

(4)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(6)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(7)	Denominated in United States Dollars unless otherwise indicated.

ADR—American Depository Receipt

BR—Bearer Shares

CPO—Certification de Participacion Ordinario

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Federal Depository Receipt

GBP—Pound Sterling

GDR—Global Depository Receipt

ISE—Irish Stock Exchange

LSE—London Stock Exchange

RSP—Risparmio Savings Shares

SDR—Swedish Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Appreciation (Depreciation)
55	Long	ASX SPI 200 Index	June 2012	$5,665,899	$5,455,323	$(210,576)
78	Long	Nikkei 225 Index	June 2012	3,435,451	3,309,150	(126,301)
285	Long	Emini MSCI Emerging Market Index	June 2012	21,103,610	19,016,625	(2,086,985)

						$(2,423,862)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Australia	$48,492,596	$—	$0	$48,492,596
France	46,924,701	—	—	46,924,701
Germany	49,454,398	—	—	49,454,398
Japan	125,215,551	—	—	125,215,551
Switzerland	44,232,884	—	—	44,232,884
United Kingdom	125,359,962	—	—	125,359,962
Other Countries*	202,322,446	115,532	0	202,437,978
Exchange - Traded Funds	1,882,586	—	—	1,882,586
Preferred Stock	13,333,510	—	—	13,333,510
Rights	41,374	1	—	41,375
Foreign Corporate Bonds & Notes	—	25,786	—	25,786
Short-Term Investment Securities:
Registered Investment Companies	55,758,357	—	—	55,758,357
Time Deposits	—	28,298,000	—	28,298,000
U.S. Government Treasuries	—	2,234,895	—	2,234,895
Repurchase Agreement	—	615,000	—	615,000

Total Assets	$713,018,365	$31,289,214	$0	$744,307,579

LIABILITIES:
Other Financial Instruments†:
Open Futures Contracts - Depreciation	$2,423,862	$—	$—	$2,423,862

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

VALIC Company I International Equities Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 05/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(478,650)
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	478,650
Net purchases	—
Net sales	(0)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 05/31/2012	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Sovereign	70.5%
United States Treasury Notes	10.3
Time Deposits	3.2
Banks — Commercial	2.8
United States Treasury Bonds	1.1
Oil Companies — Exploration & Production	1.0
Oil Companies — Integrated	0.6
Steel — Producers	0.5
Regional Authority	0.5
Auto — Cars/Light Trucks	0.4
Electric — Generation	0.3
Sovereign Agency	0.3
Municipal Bonds	0.3
Building & Construction Products — Misc.	0.3
Transport — Marine	0.3
Finance — Leasing Companies	0.2
Gold Mining	0.2
Real Estate Operations & Development	0.2
Independent Power Producers	0.2
Industrial Gases	0.2
Multimedia	0.2
Import/Export	0.2
Special Purpose Entities	0.2
Insurance — Multi-line	0.2
Electric — Integrated	0.2
Warehousing & Harbor Transportation Services	0.2
Telecom Services	0.2
Cellular Telecom	0.2
Electric — Transmission	0.2
Finance — Other Services	0.2
Retail — Major Department Stores	0.2
Transport — Rail	0.2
Metal — Diversified	0.2
Food — Meat Products	0.2
Telephone — Integrated	0.1
Medical — Drugs	0.1
Oil Refining & Marketing	0.1
Pipelines	0.1
Banks — Super Regional	0.1
Diversified Minerals	0.1

96.8%

Country Allocation*

Japan	19.1%
United States	15.1
Italy	4.6
Mexico	3.9
United Kingdom	3.4
France	3.4
Indonesia	3.3
Netherlands	3.0
Turkey	2.6
Colombia	2.4
Brazil	2.2
Philippines	2.1
Spain	1.9
Canada	1.7
Peru	1.5
Germany	1.5
Poland	1.4
Venezuela	1.3
Australia	1.4
Sri Lanka	1.3
Denmark	1.3
Lebanon	1.2
Russia	1.2
El Salvador	1.2
Argentina	1.2

Norway	1.0
Hungary	1.0
South Africa	0.9
Uruguay	0.8
Singapore	0.8
United Arab Emirates	0.7
Ireland	0.7
Croatia	0.7
Cayman Islands	0.6
Austria	0.6
Sweden	0.6
Romania	0.5
Ukraine	0.5
Luxembourg	0.5
New Zealand	0.4
British Virgin Islands	0.4
Finland	0.4
Belgium	0.4
Nigeria	0.4
Malaysia	0.2
Dominican Republic	0.2
Ivory Coast	0.2
Bermuda	0.2
Hong Kong	0.2
Switzerland	0.2
Chile	0.2
Thailand	0.2
Kazakhstan	0.1

96.8%

Credit Quality Allocation†#

Aaa	30.4%
Aa	21.3
A	11.1
Baa	17.0
Ba	12.0
B	2.9
Not Rated@	5.3

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Principal Amount(4)		Value (Note 2)

CORPORATE BONDS & NOTES — 10.8%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.13% due 01/10/14*		$400,000	$405,386

Bermuda — 0.2%
China Oriental Group Co., Ltd. Senior Sec. Notes 8.00% due 08/18/15		440,000	381,700

Brazil — 0.7%
Banco ABC Brasil SA Sub. Notes 7.88% due 04/08/20*		215,000	220,913
Banco Bradesco SA Senior Notes 4.50% due 01/12/17*		300,000	305,250
Banco do Brasil SA Sub. Notes 5.88% due 01/26/22*		375,000	373,125
Hypermarcas SA Senior Notes 6.50% due 04/20/21*		270,000	248,400
Oi SA Senior Notes 9.75% due 09/15/16*	BRL	500,000	262,786

			1,410,474

British Virgin Islands — 0.4%
Gold Fields Orogen Holding BVI, Ltd. Company Guar. Notes 4.88% due 10/07/20*		520,000	492,137
QGOG Atlantic/Alaskan Rigs, Ltd. Senior Sec. Notes 5.25% due 07/30/18*		333,975	331,470

			823,607

Cayman Islands — 0.6%
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/17		390,000	399,571
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/18*		500,000	481,250
MIE Holdings Corp. Company Guar. Notes 9.75% due 05/12/16		301,000	288,207

			1,169,028

Chile — 0.2%
Empresa Nacional del Petroleo Senior Notes 4.75% due 12/06/21*		310,000	316,419

Colombia — 0.4%
Banco de Bogota SA Senior Notes 5.00% due 01/15/17*		260,000	265,850
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/21*		330,000	340,725
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/22*		200,000	204,000

			810,575

Denmark — 0.2%
FIH Erhvervsbank A/S Government Guar. Notes 2.13% due 03/21/13	EUR	350,000	438,145

Security Description	Principal Amount(4)		Value (Note 2)

France — 0.2%
Vivendi SA Senior Notes 3.45% due 01/12/18		$400,000	$386,226

Hong Kong — 0.2%
LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/17		320,000	328,443

Indonesia — 0.4%
Pertamina Persero PT Senior Notes 4.88% due 05/03/22*		318,000	305,280
Perusahaan Listrik Negara PT Senior Notes 5.50% due 11/22/21*		480,000	472,800

			778,080

Ireland — 0.7%
Metalloinvest Finance, Ltd. Company Guar. Notes 6.50% due 07/21/16*		345,000	337,669
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/17		555,000	521,006
VEB-Leasing Via VEB Leasing Investment Ltd Senior Notes 5.13% due 05/27/16		525,000	517,125

			1,375,800

Kazakhstan — 0.1%
KazMunayGas National Co. Senior Notes 6.38% due 04/09/21*		250,000	264,230

Luxembourg — 0.5%
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/21*		240,000	250,680
Minerva Luxembourg SA Company Guar. Notes 12.25% due 02/10/22*		320,000	313,600
Severstal JSC via Steel Capital SA Notes 6.25% due 07/26/16*		360,000	348,442

			912,722

Mexico — 0.5%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*		275,000	271,563
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/22*		290,000	304,500
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/22*		325,000	317,687

			893,750

Netherlands — 1.6%
Allianz Finance II BV Company Guar. Notes 3.50% due 02/14/22	EUR	300,000	390,252
BMW Finance NV Company Guar. Notes 2.13% due 01/13/15		400,000	506,891

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

CORPORATE BONDS & NOTES (continued)
Netherlands (continued)
Daimler International Finance BV Company Guar. Notes 3.50% due 06/06/19	GBP	200,000	$317,023
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/20		300,000	322,500
Linde Finance BV Company Guar. Notes 1.75% due 06/11/19	EUR	350,000	434,225
Rabobank Nederland NV Senior Notes 4.20% due 05/13/14*		700,000	733,013
VimpelCom Holdings BV Company Guar. Notes 7.50% due 03/01/22		425,000	385,415

			3,089,319

New Zealand — 0.4%
Westpac Securities New Zealand, Ltd. Government Guar. Notes 3.45% due 07/28/14*		800,000	844,294

Peru — 0.0%
Volcan Cia Minera SAA Senior Notes 5.38% due 02/02/22*		108,000	109,620

Spain — 0.1%
CEAMI Guaranteed Bonds I Government Guar. Notes 3.13% due 06/22/12	EUR	200,000	247,070

Sri Lanka — 0.2%
Bank of Ceylon Senior Notes 6.88% due 05/03/17*		400,000	380,331

Sweden — 0.3%
Skandinaviska Enskilda Banken AB Senior Notes 3.75% due 05/19/16	EUR	150,000	198,424
Svensk Exportkredit AB Senior Notes 1.75% due 05/30/17		400,000	400,188

			598,612

Thailand — 0.2%
Bangkok Bank PCL Senior Notes 4.80% due 10/18/20		300,000	304,530

Turkey — 0.4%
Finansbank AS Senior Notes 5.50% due 05/11/16*		350,000	329,875
Turkiye Vakiflar Bankasi Tao Senior Notes 5.75% due 04/24/17*		359,000	354,740

			684,615

United Arab Emirates — 0.7%
Abu Dhabi National Energy Co. Senior Notes 4.13% due 03/13/17*		300,000	309,750
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/21*		200,000	216,000

Security Description	Principal Amount(4)	Value (Note 2)

United Arab Emirates (continued)
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/17	EUR 110,000	$123,750
DP World, Ltd. Notes 6.85% due 07/02/37	410,000	386,425
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/20	370,000	389,240

		1,425,165

United Kingdom — 0.5%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/16*	750,000	628,950
Vedanta Resources PLC Senior Notes 8.25% due 06/07/21*	365,000	315,725

		944,675

United States — 0.5%
Fifth Third Bancorp Senior Notes 3.63% due 01/25/16	112,000	118,032
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/20	290,000	311,750
Reliance Holdings USA, Inc. Company Guar. Notes 4.50% due 10/19/20	250,000	233,232
Walt Disney Co. Senior Notes 2.75% due 08/16/21	400,000	408,493

		1,071,507

Venezuela — 0.4%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/27	300,000	162,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/17	830,000	655,700

		817,700

Total Corporate Bonds & Notes
(cost $21,489,781)		21,212,023

GOVERNMENT AGENCIES — 63.9%
Argentina — 1.2%
Republic of Argentina Senior Notes 2.50% due 12/31/38(1)	1,052,134	297,228
Republic of Argentina Senior Bonds 7.00% due 10/03/15	870,000	659,025
Republic of Argentina Bonds 7.00% due 04/17/17	450,000	299,250
Republic of Argentina Senior Notes 8.28% due 12/31/33	1,165,750	687,792
Republic of Argentina Senior Notes 8.75% due 06/02/17	400,000	316,000

		2,259,295

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Australia — 1.2%
Government of Australia Bonds 6.50% due 05/15/13	AUD	1,250,000	$1,263,200
New South Wales Treasury Corp. Govt. Guar. Notes 6.00% due 02/01/18	AUD	900,000	983,453

			2,246,653

Austria — 0.6%
Republic of Austria Senior Notes 3.40% due 11/22/22*	EUR	500,000	685,578
Republic of Austria Senior Notes 3.50% due 09/15/21*	EUR	300,000	416,132

			1,101,710

Belgium — 0.4%
Kingdom of Belgium Bonds 4.25% due 09/28/14	EUR	600,000	797,580

Brazil — 1.5%
Federal Republic of Brazil Senior Bonds 4.88% due 01/22/21		580,000	658,880
Federal Republic of Brazil Senior Notes 5.63% due 01/07/41		886,000	1,034,405
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		300,000	414,000
Federal Republic of Brazil Senior Notes 8.75% due 02/04/25		554,000	836,540

			2,943,825

Canada — 1.7%
Government of Canada Bonds 1.50% due 12/01/12	CAD	700,000	679,302
Government of Canada Bonds 2.00% due 03/01/14	CAD	1,470,000	1,446,047
Government of Canada Bonds 3.25% due 06/01/21	CAD	590,000	646,946
Government of Canada Bonds 5.00% due 06/01/37	CAD	410,000	596,778

			3,369,073

Colombia — 2.0%
Republic of Colombia Senior Notes 4.38% due 07/12/21		1,410,000	1,538,310
Republic of Colombia Senior Notes 6.13% due 01/18/41		704,000	871,200
Republic of Colombia Senior Notes 7.38% due 03/18/19		580,000	740,950
Republic of Colombia Senior Notes 7.38% due 09/18/37		270,000	380,025

Security Description	Principal Amount(4)		Value (Note 2)

Colombia (continued)
Republic of Colombia Senior Notes 8.13% due 05/21/24		$260,000	$366,600

			3,897,085

Croatia — 0.7%
Republic of Croatia Senior Notes 6.38% due 03/24/21		420,000	388,437
Republic of Croatia Senior Notes 6.63% due 07/14/20		800,000	754,000
Republic of Croatia Senior Notes 6.75% due 11/05/19		160,000	152,800

			1,295,237

Denmark — 1.1%
Kingdom of Denmark Bonds 3.00% due 11/15/21	DKK	4,100,000	801,320
Kingdom of Denmark Bonds 4.50% due 11/15/39	DKK	4,700,000	1,278,818

			2,080,138

Dominican Republic — 0.2%
Dominican Republic Senior Notes 7.50% due 05/06/21		390,000	411,060

El Salvador — 1.2%
Republic of El Salvador Senior Bonds 7.38% due 12/01/19		730,000	793,145
Republic of El Salvador Senior Notes 7.63% due 02/01/41		800,000	814,000
Republic of El Salvador Senior Bonds 8.25% due 04/10/32		710,000	777,450

			2,384,595

Finland — 0.4%
Government of Finland Bonds 2.75% due 07/04/28	EUR	500,000	680,838
Government of Finland Senior Bonds 3.38% due 04/15/20	EUR	100,000	142,048

			822,886

France — 3.2%
Government of France Bonds 3.00% due 10/25/15	EUR	1,000,000	1,327,631
Government of France Bonds 3.00% due 04/25/22	EUR	1,200,000	1,566,448
Government of France Bonds 3.50% due 04/25/20	EUR	900,000	1,233,606
Government of France Bonds 3.50% due 04/25/26	EUR	400,000	533,879
Government of France Bonds 4.00% due 04/25/18	EUR	50,000	70,489

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
France (continued)
Government of France Bonds 4.00% due 04/25/60	EUR	350,000	$525,848
Government of France Bonds 4.50% due 04/25/41	EUR	600,000	938,986
Government of France Bonds 5.50% due 04/25/29	EUR	347	569

			6,197,456

Germany — 1.5%
Federal Republic of Germany Bonds 2.00% due 01/04/22	EUR	500,000	666,968
Federal Republic of Germany Bonds 2.25% due 09/04/20	EUR	350,000	477,131
Federal Republic of Germany Bonds 2.50% due 01/04/21	EUR	320,000	445,296
Federal Republic of Germany Bonds 3.25% due 07/04/15	EUR	150,000	203,706
Federal Republic of Germany Bonds 3.50% due 07/04/19	EUR	820,000	1,205,261

			2,998,362

Hungary — 1.0%
Republic of Hungary Sec. Notes 4.75% due 02/03/15		430,000	402,803
Republic of Hungary Senior Notes 6.25% due 01/29/20		540,000	490,687
Republic of Hungary Senior Notes 6.38% due 03/29/21		670,000	611,375
Republic of Hungary Senior Notes 7.63% due 03/29/41		428,000	381,990

			1,886,855

Indonesia — 2.9%
Perusahaan Penerbit SBSN Senior Notes 8.80% due 04/23/14		700,000	775,492
Republic of Indonesia Notes 3.75% due 04/25/22*		1,670,000	1,611,550
Republic of Indonesia Senior Notes 4.88% due 05/05/21		750,000	788,438
Republic of Indonesia Bonds 5.25% due 01/17/42		253,000	250,154
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		830,000	1,153,700
Republic of Indonesia Senior Notes 11.63% due 03/04/19		790,000	1,133,650

			5,712,984

Security Description	Principal Amount(4)		Value (Note 2)

Ivory Coast — 0.2%
Republic of Ivory Coast Senior Notes 2.50% due 12/31/32†(2)		$560,000	$382,200

Japan — 19.1%
Government of Japan Senior Notes 0.10% due 09/15/13	JPY	204,000,000	2,603,132
Government of Japan Senior Notes 0.30% due 09/20/16	JPY	20,000,000	256,540
Government of Japan Senior Bonds 0.40% due 06/20/15	JPY	232,400,000	2,991,509
Government of Japan Senior Bonds 0.40% due 09/20/15	JPY	80,000,000	1,030,146
Government of Japan Senior Bonds 0.50% due 12/20/14	JPY	176,000,000	2,268,329
Government of Japan Senior Bonds 1.00% due 09/20/20	JPY	185,000,000	2,430,925
Government of Japan Senior Notes 1.10% due 06/20/20	JPY	83,000,000	1,101,144
Government of Japan Senior Bonds 1.30% due 12/20/19	JPY	169,000,000	2,278,783
Government of Japan Senior Bonds 1.40% due 09/20/13	JPY	120,000,000	1,556,972
Government of Japan Senior Bonds 1.40% due 12/20/14	JPY	34,000,000	448,107
Government of Japan Senior Bonds 1.40% due 12/20/15	JPY	42,850,000	571,246
Government of Japan Senior Notes 1.50% due 09/20/14	JPY	50,000,000	658,430
Government of Japan Senior Bonds 1.50% due 09/20/18	JPY	190,000,000	2,591,197
Government of Japan Senior Bonds 1.70% due 12/20/16	JPY	266,000,000	3,626,168
Government of Japan Bonds 1.70% due 03/20/18	JPY	30,000,000	413,009
Government of Japan Senior Notes 1.80% due 12/20/31	JPY	240,000,000	3,159,014
Government of Japan Senior Notes 1.90% due 09/20/23	JPY	46,000,000	644,067
Government of Japan Senior Bonds 2.00% due 03/20/25	JPY	134,700,000	1,892,626
Government of Japan Senior Bonds 2.00% due 09/20/40	JPY	170,000,000	2,270,936
Government of Japan Senior Bonds 2.10% due 03/20/27	JPY	160,000,000	2,252,267

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Japan (continued)
Government of Japan Senior Bonds 2.10% due 09/20/29	JPY	127,000,000	$1,769,080
Government of Japan Senior Notes 2.20% due 03/20/51	JPY	33,000,000	446,281

			37,259,908

Lebanon — 1.2%
Lebanese Republic Notes 5.00% due 10/12/17		1,330,000	1,312,151
Lebanese Republic Senior Notes 6.60% due 11/27/26		1,122,000	1,127,610

			2,439,761

Malaysia — 0.2%
Government of Malaysia Bonds 4.16% due 07/15/21	MYR	1,440,000	475,888

Mexico — 3.4%
United Mexican States Senior Notes 3.63% due 03/15/22		1,580,000	1,627,400
United Mexican States Series A Senior Notes 5.13% due 01/15/20		634,000	724,028
United Mexican States Series A Senior Notes 6.05% due 01/11/40		610,000	742,675
United Mexican States Series A Senior Notes 6.75% due 09/27/34		600,000	784,500
United Mexican States Bonds 7.25% due 12/15/16	MXN	70,000	529,445
United Mexican States Series A Senior Notes 7.50% due 04/08/33		440,000	613,800
United Mexican States Bonds 9.00% due 06/20/13	MXN	178,000	1,294,445
United Mexican States Bonds 10.00% due 12/05/24	MXN	40,000	367,918

			6,684,211

Netherlands — 1.4%
Government of Netherlands Bonds 2.25% due 07/15/22	EUR	450,000	588,603
Government of Netherlands Bonds 3.75% due 01/15/42	EUR	210,000	364,266
Government of Netherlands Bonds 4.00% due 07/15/18	EUR	700,000	1,012,538
Government of Netherlands Bonds 4.00% due 07/15/19	EUR	510,000	746,018

			2,711,425

Security Description	Principal Amount(4)		Value (Note 2)

Nigeria — 0.4%
Federal Republic of Nigeria Senior Notes 6.75% due 01/28/21		670,000	$716,900

Norway — 1.0%
Kingdom of Norway Bonds 3.75% due 05/25/21	NOK	1,300,000	246,100
Kingdom of Norway Bonds 4.25% due 05/19/17	NOK	3,300,000	611,077
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	6,300,000	1,137,116

			1,994,293

Peru — 1.5%
Republic of Peru Senior Bonds 5.63% due 11/18/50		300,000	345,000
Republic of Peru Senior Bonds 6.55% due 03/14/37		176,000	228,800
Republic of Peru Senior Notes 7.13% due 03/30/19		600,000	762,000
Republic of Peru Senior Bonds 7.35% due 07/21/25		331,000	454,297
Republic of Peru Senior Notes 8.75% due 11/21/33		740,000	1,169,200

			2,959,297

Philippines — 2.1%
Republic of the Philippines Bonds 4.00% due 01/15/21		1,430,000	1,503,287
Republic of the Philippines Senior Bonds 6.38% due 10/23/34		450,000	553,500
Republic of the Philippines Senior Bonds 7.75% due 01/14/31		990,000	1,361,250
Republic of the Philippines Bonds 9.88% due 01/15/19		270,000	376,650
Republic of the Philippines Senior Bonds 10.63% due 03/16/25		230,000	370,875

			4,165,562

Poland — 1.4%
Republic of Poland Senior Notes 5.00% due 03/23/22		795,000	831,570
Republic of Poland Bonds 5.13% due 04/21/21		510,000	539,988
Republic of Poland Bonds 5.25% due 10/25/20	PLN	1,900,000	531,674
Republic of Poland Senior Bonds 6.38% due 07/15/19		710,000	814,093

			2,717,325

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Romania — 0.5%
Government of Romania Senior Bonds 6.75% due 02/07/22*		$1,060,000	$1,062,067

Russia — 1.2%
Russian Federation Bonds 4.50% due 04/04/22*		800,000	815,200
Russian Federation Senior Notes 5.63% due 04/04/42*		800,000	827,240
Russian Federation Bonds 7.50% due 03/31/30(1)		656,075	771,708

			2,414,148

Singapore — 0.8%
Republic of Singapore Senior Bonds 2.38% due 04/01/17	SGD	370,000	311,878
Republic of Singapore Senior Notes 2.50% due 06/01/19	SGD	1,400,000	1,187,997

			1,499,875

South Africa — 0.9%
Republic of South Africa Senior Notes 4.67% due 01/17/24		960,000	982,560
Republic of South Africa Bonds 5.88% due 05/30/22		671,000	766,618

			1,749,178

Spain — 1.8%
Kingdom of Spain Bonds 3.30% due 10/31/14	EUR	340,000	403,836
Kingdom of Spain Bonds 3.40% due 04/30/14	EUR	350,000	420,766
Kingdom of Spain Bonds 3.63% due 06/17/13		250,000	248,175
Kingdom of Spain Bonds 4.10% due 07/30/18	EUR	530,000	583,734
Kingdom of Spain Bonds 4.25% due 10/31/16	EUR	450,000	519,331
Kingdom of Spain Senior Bonds 4.60% due 07/30/19	EUR	350,000	391,705
Kingdom of Spain Senior Bonds 4.70% due 07/30/41	EUR	300,000	276,954
Kingdom of Spain Bonds 5.50% due 04/30/21	EUR	500,000	578,543

			3,423,044

Sri Lanka — 1.1%
Republic of Sri Lanka Senior Notes 6.25% due 10/04/20		700,000	689,500

Security Description	Principal Amount(4)		Value (Note 2)

Sri Lanka (continued)
Republic of Sri Lanka Senior Notes 6.25% due 07/27/21		$670,000	$656,253
Republic of Sri Lanka Senior Sec. Notes 7.40% due 01/22/15		788,000	829,370

			2,175,123

Sweden — 0.3%
Kingdom of Sweden Bonds 3.50% due 06/01/22	SEK	2,950,000	488,788

Switzerland — 0.2%
Swiss Confederation Bonds 2.00% due 04/28/21	CHF	280,000	327,029

Turkey — 2.2%
Republic of Turkey Senior Notes 6.25% due 09/26/22		1,070,000	1,144,900
Republic of Turkey Notes 6.75% due 04/03/18		480,000	534,600
Republic of Turkey Senior Notes 6.88% due 03/17/36		355,000	390,500
Republic of Turkey Senior Bonds 7.00% due 09/26/16		530,000	587,637
Republic of Turkey Senior Notes 7.50% due 07/14/17		710,000	811,175
Republic of Turkey Senior Notes 7.50% due 11/07/19		310,000	361,538
Republic of Turkey Senior Notes 8.00% due 02/14/34		387,000	481,815

			4,312,165

Ukraine — 0.5%
Financing of Infrastrucural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/18		810,000	648,407
Government of Ukraine Bonds 7.95% due 02/23/21		440,000	385,000

			1,033,407

Uruguay — 0.8%
Republic of Uruguay Bonds 8.00% due 11/18/22		1,180,000	1,604,800

Venezuela — 0.9%
Republic of Venezuela Bonds 9.00% due 05/07/23		470,000	352,500
Republic of Venezuela Senior Notes 11.75% due 10/21/26		830,000	703,425
Republic of Venezuela Senior Notes 11.95% due 08/05/31		480,000	410,400

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Principal Amount(4)		Value (Note 2)

GOVERNMENT AGENCIES (continued)
Venezuela (continued)
Republic of Venezuela Bonds 12.75% due 08/23/22		410,000	$384,375

			1,850,700

Total Government Agencies
(cost $122,630,157)			124,851,888

GOVERNMENT TREASURIES — 18.9%
Italy — 4.6%
Republic of Italy Bonds 2.00% due 06/01/13	EUR	550,000	669,194
Republic of Italy Bonds 2.25% due 11/01/13	EUR	900,000	1,085,942
Republic of Italy Bonds 3.00% due 04/01/14	EUR	300,000	361,988
Republic of Italy Bonds 3.75% due 08/01/16	EUR	850,000	996,856
Republic of Italy Bonds 4.25% due 04/15/13	EUR	1,750,000	2,176,115
Republic of Italy Bonds 4.50% due 02/01/18	EUR	580,000	681,828
Republic of Italy Bonds 4.75% due 09/01/21	EUR	100,000	114,830
Republic of Italy Bonds 5.00% due 03/01/22	EUR	650,000	755,839
Republic of Italy Senior Bonds 5.00% due 03/01/25*	EUR	275,000	308,530
Republic of Italy Bonds 5.00% due 09/01/40	EUR	950,000	995,349
Republic of Italy Bonds 9.00% due 11/01/23	EUR	532,912	802,405

			8,948,876

United Kingdom — 2.9%
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/20	GBP	150,000	274,781
United Kingdom Gilt Treasury Bonds 4.00% due 03/07/22	GBP	930,000	1,747,571
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/36	GBP	1,175,000	2,261,283
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/40	GBP	450,000	866,786
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/34	GBP	290,000	576,921

			5,727,342

Security Description	Principal Amount(4)	Value (Note 2)

United States — 11.4%
United States Treasury Bonds
4.38% due 02/15/38	$210,000	$283,238
4.38% due 05/15/41	300,000	407,531
5.38% due 02/15/31	700,000	1,036,218
5.50% due 08/15/28	380,000	555,513
United States Treasury Notes
0.25% due 12/15/14	900,000	898,312
1.25% due 09/30/15	2,020,000	2,074,760
1.38% due 11/30/15	1,100,000	1,134,718
1.75% due 05/15/22	2,800,000	2,843,750
1.88% due 08/31/17	880,000	930,944
2.00% due 02/15/22	1,500,000	1,560,586
2.13% due 12/31/15	2,500,000	2,647,265
2.38% due 09/30/14	700,000	733,797
2.38% due 03/31/16	388,000	415,281
2.38% due 06/30/18	750,000	816,856
2.75% due 11/30/16	1,800,000	1,969,875
2.75% due 12/31/17	1,300,000	1,439,242
2.75% due 02/28/18	300,000	332,672
3.00% due 08/31/16	208,000	229,060
3.13% due 05/15/21	1,000,000	1,145,234
4.50% due 11/15/15	700,000	796,851

		22,251,703

Total Government Treasuries
(cost $36,499,621)		36,927,921

Total Long-Term Investment Securities
(cost $180,619,559)		182,991,832

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Time Deposits — 3.2%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 06/01/12
(cost $6,330,000)	6,330,000	6,330,000

TOTAL INVESTMENTS —
(cost $186,949,559)(3)	96.8%	189,321,832
Other assets less liabilities	3.2	6,172,234

NET ASSETS —	100.0%	$195,494,066

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $17,382,757 representing 8.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Bond in default
(3)	See Note 5 for cost of investments on a tax basis.
(4)	Denominated in United States unless otherwise indicated.

AUD—Australian Dollar

BRL—Brazillian Real

CAD—Canadian Dollar

CHF—Switzerland Franc

DKK—Danish Krone

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysia Ringgit

NOK—Norwegian Krone

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Royal Bank of Scotland PLC	AUD	900,000	USD	942,390	6/8/2012	$66,025	$–
	EUR	2,700,000	USD	3,564,252	7/27/2012	224,573	–
	USD	926,802	AUD	900,000	6/8/2012	–	(50,437)

						290,598	(50,437)

UBS AG London	MXN	16,500,000	USD	1,221,272	7/27/2012	77,961	–

						$368,559	$(50,437)

AUD—Australian Dollar

EUR—Euro Dollar

MXN—Mexican Peso

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Corporate Bonds & Notes	$—	$21,212,023	$—	$21,212,023
Government Agencies	—	124,851,888	—	124,851,888
Government Treasuries	—	36,927,921	—	36,927,921
Short-Term Investment Securities:
Time Deposits	—	6,330,000	—	6,330,000
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Appreciation	—	368,559	—	368,559

Total Assets	$—	$189,690,391	$—	$189,690,391

LIABILITIES:
Other Financial Instruments:†
Open Forward Foreign Currency Contracts - Depreciation	$—	$50,437	$—	$50,437

†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	8.8%
Banks — Commercial	7.6
Medical — Drugs	5.5
Food — Misc./Diversified	4.6
Diversified Banking Institutions	3.8
Oil Companies — Integrated	3.8
Auto — Cars/Light Trucks	2.8
Time Deposits	2.5
Cellular Telecom	2.3
Tobacco	2.2
Chemicals — Diversified	2.2
Diversified Operations	2.0
Agricultural Chemicals	1.9
Beverages — Wine/Spirits	1.9
Brewery	1.8
Oil — Field Services	1.8
Industrial Gases	1.8
Cosmetics & Toiletries	1.7
Electronic Components — Misc.	1.4
Diversified Minerals	1.4
Food — Catering	1.3
Enterprise Software/Service	1.3
Retail — Apparel/Shoe	1.3
Electronic Components — Semiconductors	1.3
Semiconductor Components — Integrated Circuits	1.3
Auto/Truck Parts & Equipment — Original	1.2
Aerospace/Defense — Equipment	1.1
Food — Retail	1.1
Apparel Manufacturers	1.1
Power Converter/Supply Equipment	1.0
Transport — Rail	1.0
Retail — Convenience Store	1.0
Industrial Automated/Robotic	1.0
Metal — Diversified	1.0
Oil Companies — Exploration & Production	1.0
Distribution/Wholesale	0.9
Human Resources	0.9
Office Automation & Equipment	0.9
Advertising Agencies	0.8
Insurance — Reinsurance	0.8
Insurance — Property/Casualty	0.8
Machinery — Construction & Mining	0.8
Retail — Building Products	0.8
Athletic Footwear	0.7
Hotels/Motels	0.7
Commercial Services	0.7
Cable/Satellite TV	0.7
Soap & Cleaning Preparation	0.7
Web Portals/ISP	0.7
Transactional Software	0.6
Electric Products — Misc.	0.6
Engineering/R&D Services	0.6
Finance — Leasing Companies	0.6
Dialysis Centers	0.6
Medical Products	0.5
Import/Export	0.5
Rubber — Tires	0.5
E-Commerce/Services	0.5
Casino Hotels	0.5
Publishing — Periodicals	0.5
Machinery — General Industrial	0.4
Medical — Generic Drugs	0.4
Medical — Biomedical/Gene	0.4
Semiconductor Equipment	0.4
Multimedia	0.4
Diversified Operations/Commercial Services	0.4
Insurance — Life/Health	0.4
Retail — Consumer Electronics	0.4
Precious Metals	0.4

Medical Instruments	0.4
Insurance — Multi-line	0.3
Commercial Paper	0.3
Optical Supplies	0.3
Building Products — Cement	0.3
Computer Integrated System	0.3
Finance — Other Services	0.3
Computer Services	0.3
Advertising Services	0.3
Broadcast Services/Program	0.3
Wireless Equipment	0.3
Electronic Measurement Instruments	0.3
Telecom Services	0.3
Transport — Services	0.3
Auto — Heavy Duty Trucks	0.3
Beverages — Non-alcoholic	0.3
Real Estate Operations & Development	0.3
Gas — Distribution	0.3
Diversified Manufacturing Operations	0.3
Computer Data Security	0.2
Appliances	0.2
Real Estate Investment Trusts	0.2
Commercial Services — Finance	0.2
Metal — Copper	0.2
Telephone — Integrated	0.2
Computers	0.2
Retail — Home Furnishings	0.2
Retail — Jewelry	0.2
Satellite Telecom	0.2
Chemicals — Specialty	0.2
Computer Aided Design	0.2
Electric — Integrated	0.2
Real Estate Management/Services	0.2
Investment Companies	0.1
Entertainment Software	0.1
Electric — Transmission	0.1
Applications Software	0.1
Internet Application Software	0.1

108.4%

*	Calculated as a percentage of net assets

Country Allocation*

United Kingdom	17.0%
Japan	13.3
United States	11.7
France	10.1
Switzerland	8.5
Germany	8.4
Netherlands	3.7
Canada	3.4
Australia	3.3
Jersey	2.9
Sweden	2.3
South Korea	2.3
Spain	2.3
Taiwan	2.1
Hong Kong	1.8
Italy	1.6
Singapore	1.6
Belgium	1.5
Brazil	1.4
Denmark	1.4
Mexico	1.0
Russia	0.8
Norway	0.7
Bermuda	0.7

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Country Allocation* (continued)

Cayman Islands	0.7%
India	0.6
Israel	0.5
Turkey	0.5
Thailand	0.5
Portugal	0.5
China	0.5
Indonesia	0.4
Czech Republic	0.2
South Africa	0.2

108.4%

*	Calculated as a percentage of net assets

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.3%
Australia — 3.3%
BHP Billiton, Ltd.	162,484	$5,060,071
Brambles, Ltd.	296,201	1,921,605
Commonwealth Bank of Australia	47,227	2,272,588
CSL, Ltd.	59,116	2,168,071
QBE Insurance Group, Ltd.	139,183	1,678,457
Westpac Banking Corp.	63,280	1,250,697
WorleyParsons, Ltd.	75,059	1,879,054

		16,230,543

Belgium — 1.5%
Anheuser - Busch InBev NV	82,595	5,591,550
Umicore SA	36,488	1,731,607

		7,323,157

Bermuda — 0.7%
Credicorp, Ltd.	7,548	941,764
Li & Fung, Ltd.#	1,070,800	1,961,822
VimpelCom, Ltd. ADR	40,768	300,460

		3,204,046

Brazil — 0.6%
BM&FBovespa SA	201,700	955,071
BR Malls Participacoes SA	63,300	696,760
Tim Participacoes SA ADR#	47,280	1,155,996

		2,807,827

Canada — 3.4%
Agrium, Inc.	14,843	1,162,320
Bank of Nova Scotia	23,725	1,216,743
Canadian National Railway Co. (TSX)	25,836	2,112,706
Canadian National Railway Co. (NYSE)	36,120	2,959,673
Canadian Natural Resources, Ltd.	28,467	817,477
Cenovus Energy, Inc.	36,018	1,135,098
CGI Group, Inc. Class A†#	69,037	1,600,848
Fairfax Financial Holdings, Ltd.#	3,267	1,287,379
Potash Corp. of Saskatchewan, Inc.	60,883	2,411,505
Suncor Energy, Inc.#	74,592	2,024,315

		16,728,064

Cayman Islands — 0.7%
Baidu, Inc. ADR†	13,953	1,643,245
Sands China, Ltd.#	352,400	1,203,188
Tencent Holdings, Ltd.	12,300	338,182

		3,184,615

China — 0.5%
Industrial & Commercial Bank of China, Class H#	3,764,615	2,303,911

Czech Republic — 0.2%
Komercni Banka AS	5,257	783,623

Denmark — 1.4%
Chr Hansen Holding A/S	53,971	1,503,386
Novo Nordisk A/S, Class B	38,614	5,137,096

		6,640,482

France — 10.1%
Air Liquide SA#	34,262	3,705,665
BNP Paribas SA#	46,760	1,487,388
Cap Gemini SA#	29,133	981,626
Cie Generale d’Optique Essilor International SA#	19,142	1,635,061
Cie Generale des Etablissements Michelin#	11,763	687,249
Danone SA	116,751	7,490,979
Dassault Systemes SA†	8,361	760,285
Eutelsat Communications SA	30,629	802,145
L’Oreal SA	28,662	3,222,257
Legrand SA#	45,243	1,361,093

Security Description	Shares	Value (Note 2)

France (continued)
LVMH Moet Hennessy Louis Vuitton SA	32,708	$4,828,949
Pernod - Ricard SA	63,606	6,213,259
Publicis Groupe SA#	33,581	1,553,373
Sanofi	45,282	3,079,517
Schneider Electric SA#	95,672	5,095,115
Technip SA	26,391	2,405,341
Total SA	16,893	726,178
Zodiac Aerospace	28,860	2,813,080

		48,848,560

Germany — 7.7%
Adidas AG#	48,717	3,625,761
BASF SE#	36,758	2,562,544
Bayer AG	52,500	3,319,818
Bayerische Motoren Werke AG	25,217	1,905,149
Beiersdorf AG	42,445	2,675,597
Deutsche Boerse AG	12,928	615,681
Fresenius Medical Care AG & Co. KGaA	40,833	2,710,809
HeidelbergCement AG	37,090	1,608,832
Infineon Technologies AG	44,034	347,814
Kabel Deutschland Holding AG†	40,566	2,301,335
Linde AG	30,343	4,656,125
Merck KGaA	16,796	1,553,674
Muenchener Rueckversicherungs AG#	23,520	2,915,520
SAP AG	113,492	6,511,447

		37,310,106

Hong Kong — 1.8%
China Mobile, Ltd.	150,500	1,521,181
China Unicom Hong Kong, Ltd.#	830,000	1,129,259
China Unicom Hong Kong, Ltd. ADR#	104,527	1,436,201
CNOOC, Ltd.	305,000	550,148
Galaxy Entertainment Group, Ltd.†#	439,000	1,082,575
Hutchison Whampoa, Ltd.	149,000	1,222,861
Lenovo Group, Ltd.	1,080,000	918,373
Link REIT	282,000	1,089,989

		8,950,587

India — 0.6%
HDFC Bank, Ltd. ADR†	27,904	780,196
ICICI Bank, Ltd. ADR	60,010	1,689,281
Infosys, Ltd. ADR#	13,700	576,770

		3,046,247

Indonesia — 0.4%
Bank Mandiri Persero Tbk PT	2,435,495	1,787,757

Ireland — 0.0%
Irish Bank Resolution Corp., Ltd.†(1)(4)	58,907	0

Israel — 0.5%
Check Point Software Technologies, Ltd.†#	8,940	458,085
Teva Pharmaceutical Industries, Ltd. ADR	55,452	2,173,164

		2,631,249

Italy — 1.6%
ENI SpA#	84,156	1,623,319
Pirelli & C. SpA#	176,980	1,753,970
Prada SpA#	161,000	991,529
Saipem SpA	88,231	3,425,667

		7,794,485

Japan — 13.3%
Canon, Inc.	108,700	4,369,640
Daihatsu Motor Co., Ltd.#	35,000	602,093
Daito Trust Construction Co., Ltd.	14,300	1,259,188

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Denso Corp.	126,100	$3,812,288
FANUC Corp.	28,200	4,865,544
Fast Retailing Co., Ltd.#	7,700	1,718,645
Hitachi, Ltd.	97,000	555,807
Honda Motor Co., Ltd.	61,900	1,984,339
Hoya Corp.	69,400	1,488,788
Inpex Corp.	387	2,237,251
Japan Tobacco, Inc.	535	2,983,601
Keyence Corp.	6,600	1,494,181
Komatsu, Ltd.	102,100	2,446,960
Konami Corp.#	25,100	530,764
Lawson, Inc.#	71,400	5,002,374
Mitsubishi Corp.	127,800	2,503,484
Mitsubishi Heavy Industries, Ltd.	541,000	2,188,578
Mitsubishi UFJ Financial Group, Inc.	405,500	1,759,444
Murata Manufacturing Co., Ltd.	40,500	2,103,560
Nidec Corp.#	12,800	1,045,431
Nitori Holdings Co., Ltd.	9,500	858,346
NTT DoCoMo, Inc.	518	826,975
ORIX Corp.#	31,460	2,722,037
Rakuten, Inc.#	2,178	2,329,204
Shin-Etsu Chemical Co., Ltd.	57,900	2,977,756
Softbank Corp.	29,900	934,852
Toyota Motor Corp.	136,675	5,302,348
Unicharm Corp.#	39,200	2,118,581
Yamada Denki Co., Ltd.#	35,030	1,759,100

		64,781,159

Jersey — 2.9%
Delphi Automotive PLC†#	17,840	517,895
Experian PLC	73,522	1,025,475
Informa PLC	185,844	976,988
Petrofac, Ltd.	108,586	2,588,947
Shire PLC	91,097	2,566,489
Wolseley PLC	73,180	2,490,293
WPP PLC	330,973	3,948,140

		14,114,227

Mexico — 1.0%
America Movil SAB de CV, Series L ADR	87,184	2,054,055
Fomento Economico Mexicano SAB de CV ADR	17,286	1,362,656
Grupo Televisa SAB ADR#	80,469	1,528,106

		4,944,817

Netherlands — 3.7%
Akzo Nobel NV	41,504	1,895,750
ASML Holding NV	45,166	2,071,953
European Aeronautic Defence and Space Co. NV#	78,160	2,616,177
Gemalto NV	18,013	1,147,286
Heineken NV	68,102	3,245,803
ING Groep NV CVA†	309,292	1,786,376
Koninklijke Ahold NV	79,610	935,258
Koninklijke Vopak NV#	24,335	1,434,402
Randstad Holding NV#	54,615	1,479,277
Unilever NV CVA	50,980	1,603,971

		18,216,253

Norway — 0.7%
Statoil ASA	129,837	2,928,015
Telenor ASA	47,676	696,635

		3,624,650

Portugal — 0.5%
Jeronimo Martins SGPS SA	134,749	2,393,456

Security Description	Shares	Value (Note 2)

Russia — 0.8%
Gazprom OAO ADR†	83,721	$733,815
Magnit OJSC GDR†	64,642	1,590,193
Sberbank of Russia	683,080	1,691,989

		4,015,997

Singapore — 1.6%
DBS Group Holdings, Ltd.	209,000	2,144,172
Keppel Corp., Ltd.	437,300	3,386,818
Singapore Telecommunications, Ltd.	200,950	483,428
United Overseas Bank, Ltd.	116,000	1,592,457

		7,606,875

South Africa — 0.2%
MTN Group, Ltd.	48,224	763,736

South Korea — 2.3%
Hyundai Mobis	6,914	1,622,689
Hyundai Motor Co.	12,493	2,582,751
NHN Corp	8,038	1,651,527
Samsung Electronics Co., Ltd.	3,217	3,300,815
Samsung Electronics Co., Ltd. GDR (LSE)	3,815	1,949,465
Samsung Electronics Co., Ltd. GDR (OTC)†*	49	25,039

		11,132,286

Spain — 2.3%
Amadeus IT Holding SA	164,380	3,011,237
Banco Bilbao Vizcaya Argentaria SA(4)	235,265	1,338,746
Banco Santander SA	185,189	983,496
Grifols SA†#	147,466	3,345,060
Inditex SA	21,750	1,797,050
Red Electrica Corp. SA	13,967	516,811

		10,992,400

Sweden — 2.3%
Atlas Copco AB, Class A	68,457	1,378,658
Electrolux AB, Class B	57,728	1,094,245
Elekta AB, Series B	17,311	829,984
Getinge AB, Class B	35,681	886,561
Hennes & Mauritz AB, Class B	35,790	1,063,182
Investment AB Kinnevik, Class B	39,588	694,813
Swedbank AB, Class A	199,807	2,838,472
Telefonaktiebolaget LM Ericsson, Class B	114,070	968,837
Volvo AB, Class B	124,148	1,393,664

		11,148,416

Switzerland — 8.5%
ABB, Ltd.	69,111	1,082,183
Adecco SA#	28,113	1,091,121
Cie Financiere Richemont SA, Class A	14,488	825,563
Givaudan SA	833	772,241
Julius Baer Group, Ltd.	102,298	3,207,903
Nestle SA	212,977	12,070,195
Novartis AG	26,371	1,369,658
Roche Holding AG	40,984	6,396,432
SGS SA	850	1,532,249
Sonova Holding AG	9,194	861,331
Swiss Re AG	16,838	970,740
Syngenta AG	17,933	5,741,662
UBS AG	320,145	3,608,985
Zurich Insurance Group AG	8,150	1,666,330

		41,196,593

Taiwan — 2.1%
Hon Hai Precision Industry Co., Ltd.	1,196,100	3,506,391
HTC Corp.	38,100	548,881
Taiwan Semiconductor Manufacturing Co., Ltd.	691,269	1,970,885

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR#	292,153	$4,011,261

		10,037,418

Thailand — 0.5%
Kasikornbank PCL NVDR	505,900	2,464,702

Turkey — 0.5%
Akbank TAS	333,071	1,018,102
Turkiye Garanti Bankasi AS	462,498	1,483,168

		2,501,270

United Kingdom — 17.0%
Admiral Group PLC	55,105	882,400
Aggreko PLC	57,036	1,932,128
Antofagasta PLC	65,928	1,018,115
ARM Holdings PLC	85,611	668,295
Barclays PLC	269,530	732,350
BG Group PLC	329,086	6,301,803
British American Tobacco PLC	110,413	5,204,604
British Sky Broadcasting Group PLC	108,733	1,152,946
Burberry Group PLC	119,997	2,528,121
Capita PLC	139,141	1,325,265
Centrica PLC	258,442	1,232,374
Compass Group PLC	665,124	6,519,567
Diageo PLC	129,008	3,075,856
GlaxoSmithKline PLC	146,791	3,253,249
Hays PLC	452,033	505,785
HSBC Holdings PLC (LSE)	504,170	3,958,952
HSBC Holdings PLC (SEHK)#	303,003	2,393,090
Imperial Tobacco Group PLC	72,143	2,603,995
InterContinental Hotels Group PLC	86,560	2,035,780
International Power PLC	118,579	756,601
Kingfisher PLC	865,264	3,760,597
Lloyds Banking Group PLC†	3,794,732	1,484,334
Next PLC	38,901	1,816,014
Pearson PLC	58,546	1,025,928
Reckitt Benckiser Group PLC	63,333	3,361,648
Reed Elsevier PLC	300,102	2,210,832
Rio Tinto PLC	108,930	4,667,145
Royal Dutch Shell PLC, Class A	68,628	2,127,024
Royal Dutch Shell PLC, Class B	51,881	1,661,948
Smith & Nephew PLC	124,093	1,158,988
Smiths Group PLC	79,787	1,229,677
Standard Chartered PLC	191,669	3,866,790
TESCO PLC	109,240	509,375
Vodafone Group PLC	892,987	2,380,950
Whitbread PLC	54,016	1,550,938
Xstrata PLC	126,850	1,803,499

		82,696,963

United States — 0.1%
Synthes, Inc.*	4,142	676,297

Total Common Stock
(cost $467,594,936)		462,882,774

PREFERRED STOCK — 1.5%
Brazil — 0.8%
Banco Bradesco SA ADR	154,937	2,268,278
Itau Unibanco Holding SA	77,700	1,128,795
Petroleo Brasileiro SA ADR	30,767	581,496

		3,978,569

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK (continued)
Germany — 0.7%
Hugo Boss AG	18,387	$1,785,876
Volkswagen AG	10,302	1,644,531

		3,430,407

Total Preferred Stock
(cost $8,814,751)		7,408,976

Total Long-Term Investment Securities
(cost $476,409,687)		470,291,750

SHORT-TERM INVESTMENT SECURITIES — 11.6%
Commercial Paper — 0.3%
Barclays US Funding LLC 0.15% due 06/01/12	$595,000	595,000
HSBC USA, Inc. 0.06% due 06/01/12	1,068,000	1,068,000

		1,663,000

Registered Investment Companies — 8.8%
State Street Navigator Securities Lending Prime Portfolio(3)	42,890,731	42,890,731

Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	11,877,000	11,877,000

Total Short-Term Investment Securities
(cost $56,430,731)		56,430,731

TOTAL INVESTMENTS —
(cost $532,840,418)(2)	108.4%	526,722,481
Liabilities in excess of other assets	(8.4)	(40,883,611)

NET ASSETS —	100.0%	$485,838,870

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At May 31, 2012, the aggregate value of these securities was $701,336 representing 0.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.
(3)	At May 31, 2012, the Fund had loaned securities with a total value of $43,020,866. This was secured by collateral of $42,890,731, which was received in cash and subsequently invested in short-term investments currently valued at $42,890,731 as reported in the portfolio of investments. Additional collateral of $2,599,937 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Bills	zero coupon	07/12/12 to 05/02/13
United States Treasury Notes/Bonds	0.25% to 4.38%	07/12/12 to 02/15/38

(4)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $1,338,746 representing 0.0% of net assets.

ADR—American Depository Receipt

CVA—Certification Van Aandelen (Dutch Cert.)

GDR—Global Depository Receipt

LSE—London Stock Exchange

NVDR—Non-Voting Depository Receipt

NYSE—New York Stock Exchange

OTC—Over The Counter

SEHK—Hong Kong Stock Exchange

TSX—Toronto Stock Exchange

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock
France	$48,848,560	$—	$—	$48,848,560
Germany	37,310,106	—	—	37,310,106
Japan	64,781,159	—	—	64,781,159
Switzerland	41,196,593	—	—	41,196,593
United Kingdom	82,696,963	—	—	82,696,963
Other Countries*	188,049,393	—	0	188,049,393
Preferred Stock	7,408,976	—	—	7,408,976
Short-Term Investment Securities:
Commercial Paper	—	1,663,000	—	1,663,000
Registered Investment Companies	42,890,731	—	—	42,890,731
Time Deposits	—	11,877,000	—	11,877,000

Total	$513,182,481	$13,540,000	$0	$526,722,481

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$0
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	—
Change in unrealized appreciation(1)	—
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	—
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 05/31/12	$0

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Medical — Drugs	7.1%
Oil Companies — Integrated	6.2
Registered Investment Companies	5.6
Computers	5.3
Diversified Banking Institutions	3.8
E-Commerce/Products	3.7
Insurance — Reinsurance	3.6
Diversified Manufacturing Operations	2.8
Investment Management/Advisor Services	2.8
Computer Services	2.8
Tobacco	2.6
Chemicals — Diversified	2.6
Electronic Security Devices	2.6
Web Portals/ISP	2.4
Applications Software	2.3
Auto/Truck Parts & Equipment — Original	2.3
Medical Products	2.3
Beverages — Non-alcoholic	2.2
Semiconductor Components — Integrated Circuits	2.1
Banks — Super Regional	2.0
Cable/Satellite TV	2.0
Instruments — Controls	1.9
Food — Misc./Diversified	1.9
Commercial Services — Finance	1.9
Medical — HMO	1.8
Retail — Drug Store	1.8
Oil Companies — Exploration & Production	1.8
Multimedia	1.6
Cosmetics & Toiletries	1.6
Repurchase Agreements	1.3
Computers — Memory Devices	1.3
Banks — Fiduciary	1.3
Oil — Field Services	1.3
Pharmacy Services	1.3
Publishing — Periodicals	1.3
Aerospace/Defense — Equipment	1.3
Cellular Telecom	1.2
Retail — Building Products	1.1
Electronic Components — Semiconductors	1.1
Insurance Brokers	1.0
Beverages — Wine/Spirits	1.0
Medical — Wholesale Drug Distribution	1.0
Office Automation & Equipment	1.0
Transport — Rail	0.9
Broadcast Services/Program	0.8
Transport — Services	0.7
Oil Field Machinery & Equipment	0.6
Medical — Biomedical/Gene	0.5
Entertainment Software	0.5
Electric — Integrated	0.4
Semiconductor Equipment	0.4
Filtration/Separation Products	0.3
Vitamins & Nutrition Products	0.3
Distribution/Wholesale	0.2

105.5%

*	Calculated as a percentage of net assets

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.6%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	21,215	$1,572,244

Applications Software — 2.3%
Microsoft Corp.	99,839	2,914,300

Auto/Truck Parts & Equipment-Original — 2.3%
Delphi Automotive PLC†	22,454	651,840
Johnson Controls, Inc.#	75,053	2,262,097

		2,913,937

Banks-Fiduciary — 1.3%
State Street Corp.	39,793	1,639,870

Banks-Super Regional — 2.0%
Wells Fargo & Co.	78,610	2,519,451

Beverages-Non-alcoholic — 2.2%
PepsiCo, Inc.	39,664	2,691,202

Beverages-Wine/Spirits — 1.0%
Diageo PLC ADR	13,500	1,287,090

Broadcast Services/Program — 0.8%
Discovery Communications, Inc., Class A†#	20,812	1,042,681

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	85,257	2,464,780

Cellular Telecom — 1.2%
Sprint Nextel Corp.†	138,400	355,688
Vodafone Group PLC ADR	44,067	1,180,555

		1,536,243

Chemicals-Diversified — 2.6%
Air Products & Chemicals, Inc.	5,938	469,339
Celanese Corp., Series A#	16,242	646,594
Dow Chemical Co.#	28,183	875,364
E.I. du Pont de Nemours & Co.	25,564	1,233,719

		3,225,016

Commercial Services-Finance — 1.9%
Mastercard, Inc., Class A	5,762	2,342,311

Computer Services — 2.8%
Cognizant Technology Solutions Corp., Class A†	17,903	1,042,850
International Business Machines Corp.#	12,700	2,449,830

		3,492,680

Computers — 5.3%
Apple, Inc.†	11,595	6,698,779

Computers-Memory Devices — 1.3%
EMC Corp.†	61,959	1,477,722
NetApp, Inc.†	6,641	197,636

		1,675,358

Cosmetics & Toiletries — 1.6%
Procter & Gamble Co.	32,223	2,007,171

Distribution/Wholesale — 0.2%
MRC Global, Inc.†	14,651	304,155

Diversified Banking Institutions — 3.8%
Citigroup, Inc.	14,099	373,764
Goldman Sachs Group, Inc.	11,735	1,123,040
JPMorgan Chase & Co.	99,020	3,282,513

		4,779,317

Diversified Manufacturing Operations — 2.8%
General Electric Co.	186,448	3,559,292

E-Commerce/Products — 3.7%
eBay, Inc.†#	117,660	4,611,095

Security Description	Shares	Value (Note 2)

Electric-Integrated — 0.4%
Exelon Corp.	13,600	$502,928

Electronic Components-Semiconductors — 1.1%
Skyworks Solutions, Inc.†	49,642	1,333,384

Electronic Security Devices — 2.6%
Tyco International, Ltd.	60,134	3,196,723

Entertainment Software — 0.5%
Electronic Arts, Inc.†#	43,740	595,739

Filtration/Separation Products — 0.3%
Polypore International, Inc.†#	8,976	332,022

Food-Misc./Diversified — 1.9%
Kraft Foods, Inc., Class A	61,970	2,371,592

Instruments-Controls — 1.9%
Honeywell International, Inc.	42,880	2,386,701

Insurance Brokers — 1.0%
Aon PLC	28,225	1,312,463

Insurance-Reinsurance — 3.6%
Berkshire Hathaway, Inc., Class B†#	57,033	4,526,139

Investment Management/Advisor Services — 2.8%
BlackRock, Inc.	13,482	2,302,726
Invesco, Ltd.	57,200	1,244,100

		3,546,826

Medical Products — 2.3%
Baxter International, Inc.	27,666	1,400,453
Covidien PLC	27,852	1,442,176

		2,842,629

Medical-Biomedical/Gene — 0.5%
Celgene Corp.†	8,899	607,357

Medical-Drugs — 7.1%
Abbott Laboratories#	36,357	2,246,499
Johnson & Johnson	43,014	2,685,364
Merck & Co., Inc.	42,536	1,598,503
Pfizer, Inc.	108,095	2,364,038

		8,894,404

Medical-HMO — 1.8%
Cigna Corp.	21,409	940,069
WellPoint, Inc.	19,800	1,334,322

		2,274,391

Medical-Wholesale Drug Distribution — 1.0%
Cardinal Health, Inc.	29,513	1,221,248

Multimedia — 1.6%
Viacom, Inc., Class B	43,062	2,055,349

Office Automation & Equipment — 1.0%
Xerox Corp.	167,682	1,210,664

Oil Companies-Exploration & Production — 1.8%
Apache Corp.	13,400	1,090,492
Devon Energy Corp.	19,400	1,154,688

		2,245,180

Oil Companies-Integrated — 6.2%
Chevron Corp.	28,747	2,826,118
ConocoPhillips	32,227	1,680,960
Exxon Mobil Corp.#	42,062	3,307,335

		7,814,413

Oil Field Machinery & Equipment — 0.6%
National Oilwell Varco, Inc.	12,066	805,406

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 (Unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil-Field Services — 1.3%
Baker Hughes, Inc.#	22,718	$948,022
Weatherford International, Ltd.†	55,763	669,714

		1,617,736

Pharmacy Services — 1.3%
Express Scripts Holding Co.†	30,751	1,604,895

Publishing-Periodicals — 1.3%
Nielsen Holdings NV†	56,934	1,579,349

Retail-Building Products — 1.1%
Home Depot, Inc.#	29,000	1,430,860

Retail-Drug Store — 1.8%
CVS Caremark Corp.	50,010	2,247,449

Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	3,434	124,895
QUALCOMM, Inc.	43,950	2,518,774

		2,643,669

Semiconductor Equipment — 0.4%
Lam Research Corp.†#	12,317	459,424

Tobacco — 2.6%
Philip Morris International, Inc.	38,896	3,287,101

Transport-Rail — 0.9%
Union Pacific Corp.	9,628	1,072,559

Transport-Services — 0.7%
FedEx Corp.	10,438	930,443

Vitamins & Nutrition Products — 0.3%
Herbalife, Ltd.#	7,400	331,446

Web Portals/ISP — 2.4%
Google, Inc., Class A†	5,197	3,018,729

Total Long-Term Investment Securities
(cost $114,060,328)		123,576,190

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Registered Investment Companies — 5.6%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $6,958,590)	6,958,590	$6,958,590

REPURCHASE AGREEMENT — 1.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $1,688,000 and collateralized by $1,620,000 of United States Treasury Notes, bearing interest at 2.13% due 02/29/16 and having approximate value of $1,725,300 (cost $1,688,000)	$1,688,000	1,688,000

TOTAL INVESTMENTS
(cost $122,706,918)(2)	105.5%	132,222,780
Liabilities in excess of other assets	(5.5)	(6,941,695)

NET ASSETS —	100.0%	$125,281,085

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $8,909,556. This was secured by collateral of $6,958,590, which was received in cash and subsequently invested in short-term investments currently valued at $6,958,590 as reported in the portfolio of investments. Additional collateral of $2,297,279 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Bank	2.16%	09/01/35
Federal Home Loan Mtg. Corp.	0.59% to 5.00%	02/15/18 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$6,698,779	$—	$—	$6,698,779
Medical - Drugs	8,894,404	—	—	8,894,404
Oil Companies - Integrated	7,814,413	—	—	7,814,413
Other Industries*	100,168,594	—	—	100,168,594
Short-Term Investment Securities:
Registered Investment Companies	6,958,590	—	—	6,958,590
Repurchase Agreement	—	1,688,000	—	1,688,000

Total	$130,534,780	$1,688,000	$—	$132,222,780

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — May 31, 2012 — (Unaudited)

Industry Allocation*

Computers	9.1%
Registered Investment Companies	5.0
Applications Software	4.9
Medical — Biomedical/Gene	3.8
Cable/Satellite TV	3.5
Medical — Drugs	3.4
Repurchase Agreements	2.8
Semiconductor Components — Integrated Circuits	2.8
Beverages — Non-alcoholic	2.7
Retail — Restaurants	2.5
Computers — Memory Devices	2.5
Oil — Field Services	2.4
Oil Companies — Exploration & Production	2.4
Commercial Services — Finance	2.3
Diversified Manufacturing Operations	2.3
Computer Services	2.3
Web Portals/ISP	2.1
E-Commerce/Products	1.8
Athletic Footwear	1.8
Retail — Apparel/Shoe	1.4
Pharmacy Services	1.4
Banks — Super Regional	1.4
Electronic Components — Semiconductors	1.3
Diversified Banking Institutions	1.3
Apparel Manufacturers	1.3
Aerospace/Defense	1.3
Transport — Services	1.2
E-Commerce/Services	1.2
Metal Processors & Fabrication	1.1
Aerospace/Defense — Equipment	1.1
Retail — Discount	1.0
Casino Hotels	1.0
Medical Instruments	1.0
Multimedia	1.0
Tobacco	1.0
Engineering/R&D Services	0.9
Vitamins & Nutrition Products	0.9
Chemicals — Diversified	0.9
Real Estate Investment Trusts	0.9
Metal — Copper	0.9
Retail — Regional Department Stores	0.8
Electronic Measurement Instruments	0.8
Motorcycle/Motor Scooter	0.8
Medical Information Systems	0.8
Oil & Gas Drilling	0.8
Finance — Credit Card	0.8
Transport — Rail	0.7
Food — Retail	0.7
Internet Content — Entertainment	0.7
Oil Field Machinery & Equipment	0.7
Beverages — Wine/Spirits	0.7
Retail — Drug Store	0.7
Engines — Internal Combustion	0.7
Instruments — Controls	0.6
Wireless Equipment	0.6
Time Deposits	0.6
Retail — Building Products	0.6
Software Tools	0.6
Television	0.6
Transport — Truck	0.6
Hotels/Motels	0.5
Medical — HMO	0.5
Medical Products	0.5
Rental Auto/Equipment	0.5
Networking Products	0.5
Electric Products — Misc.	0.5
Private Equity	0.5
Oil Companies — Integrated	0.4
Web Hosting/Design	0.4

Internet Application Software	0.4
Retail — Vitamins & Nutrition Supplements	0.3
Telecom Equipment — Fiber Optics	0.3
Internet Content — Information/News	0.3
Retail — Major Department Stores	0.3
Agricultural Chemicals	0.3
Computers — Integrated Systems	0.3
Investment Management/Advisor Services	0.2
Insurance — Multi-line	0.2
Computer Aided Design	0.1

104.8%

*	Calculated as a percentage of net assets

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.4%
Aerospace/Defense — 1.3%
Boeing Co.	63,014	$4,386,405

Aerospace/Defense - Equipment — 1.1%
United Technologies Corp.#	49,420	3,662,516

Agricultural Chemicals — 0.3%
Monsanto Co.	12,105	934,506

Apparel Manufacturers — 1.3%
Coach, Inc.#	15,217	1,026,387
Michael Kors Holdings, Ltd.†	47,843	1,884,057
Prada SpA	243,000	1,496,531

		4,406,975

Applications Software — 4.9%
Check Point Software Technologies, Ltd.†#	47,800	2,449,272
Citrix Systems, Inc.†	30,086	2,198,685
Microsoft Corp.	281,890	8,228,369
Red Hat, Inc.†	25,280	1,298,887
Salesforce.com, Inc.†#	19,228	2,665,385

		16,840,598

Athletic Footwear — 1.8%
NIKE, Inc., Class B	56,141	6,073,333

Banks - Super Regional — 1.4%
Capital One Financial Corp.	23,863	1,225,842
Wells Fargo & Co.	108,421	3,474,893

		4,700,735

Beverages - Non - alcoholic — 2.7%
Coca - Cola Co.	28,746	2,148,188
Monster Beverage Corp.†	18,990	1,378,674
PepsiCo, Inc.	83,841	5,688,612

		9,215,474

Beverages - Wine/Spirits — 0.7%
Beam, Inc.#	39,249	2,376,919

Cable/Satellite TV — 3.5%
Comcast Corp., Class A#	192,432	5,563,209
DIRECTV, Class A†	95,368	4,239,108
DISH Network Corp., Class A	77,125	2,162,585

		11,964,902

Casino Hotels — 1.0%
Las Vegas Sands Corp.	75,521	3,487,560

Chemicals - Diversified — 0.9%
Dow Chemical Co.#	68,318	2,121,957
FMC Corp.	20,422	1,040,909

		3,162,866

Commercial Services - Finance — 2.3%
Mastercard, Inc., Class A	7,855	3,193,136
Visa, Inc., Class A#	42,011	4,839,667

		8,032,803

Computer Aided Design — 0.1%
Autodesk, Inc.†#	13,980	447,640

Computer Services — 2.3%
Cognizant Technology Solutions Corp., Class A†	65,372	3,807,919
International Business Machines Corp.	20,646	3,982,613

		7,790,532

Computers — 9.1%
Apple, Inc.†	54,411	31,434,867

Computers - Integrated Systems — 0.3%
Teradata Corp.†	13,452	894,289

Security Description	Shares	Value (Note 2)

Computers - Memory Devices — 2.5%
EMC Corp.†	359,674	$8,578,225

Diversified Banking Institutions — 1.3%
Goldman Sachs Group, Inc.	21,448	2,052,574
JPMorgan Chase & Co.	72,717	2,410,568

		4,463,142

Diversified Manufacturing Operations — 2.3%
Danaher Corp.	61,304	3,185,969
General Electric Co.	163,066	3,112,930
Ingersoll-Rand PLC#	40,527	1,674,170

		7,973,069

E - Commerce/Products — 1.8%
Amazon.com, Inc.†	21,296	4,534,131
eBay, Inc.†	44,504	1,744,112

		6,278,243

E - Commerce/Services — 1.2%
priceline.com, Inc.†#	6,600	4,128,234

Electric Products - Misc. — 0.5%
AMETEK, Inc.#	32,648	1,655,580

Electronic Components - Semiconductors — 1.3%
Broadcom Corp., Class A†	51,363	1,661,593
Rovi Corp.†#	60,234	1,471,517
Texas Instruments, Inc.	26,270	748,170
Xilinx, Inc.#	22,582	721,946

		4,603,226

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	71,309	2,899,424

Engineering/R&D Services — 0.9%
ABB, Ltd. ADR†	93,995	1,486,061
Foster Wheeler AG†	94,509	1,690,766

		3,176,827

Engines - Internal Combustion — 0.7%
Cummins, Inc.#	23,343	2,263,104

Finance - Credit Card — 0.8%
American Express Co.	46,303	2,585,096

Food - Retail — 0.7%
Whole Foods Market, Inc.#	27,234	2,413,205

Hotel/Motels — 0.5%
Starwood Hotels & Resorts Worldwide, Inc.#	35,603	1,881,619

Instruments - Controls — 0.6%
Honeywell International, Inc.	40,243	2,239,925

Insurance - Multi - line — 0.2%
ACE, Ltd.	8,346	603,666

Internet Application Software — 0.4%
Splunk, Inc.†#	37,764	1,229,596

Internet Content - Entertainment — 0.7%
Facebook, Inc., Class A†#	80,900	2,397,067

Internet Content - Information/News — 0.3%
LinkedIn Corp., Class A†	12,022	1,155,314

Investment Management/Advisor Services — 0.2%
Invesco, Ltd.	37,987	826,217

Medical Information Systems — 0.8%
Cerner Corp.†#	34,944	2,724,234

Medical Instruments — 1.0%
Intuitive Surgical, Inc.†	6,525	3,413,227

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Products — 0.5%
Stryker Corp.	33,876	$1,742,920

Medical - Biomedical/Gene — 3.8%
Alexion Pharmaceuticals, Inc.†#	12,471	1,129,498
Biogen Idec, Inc.†	23,575	3,082,431
Celgene Corp.†	18,814	1,284,056
Gilead Sciences, Inc.†	122,742	6,130,963
Illumina, Inc.†#	32,026	1,379,040

		13,005,988

Medical - Drugs — 3.4%
Abbott Laboratories	39,425	2,436,071
Allergan, Inc.#	76,398	6,894,919
Pfizer, Inc.	108,111	2,364,388

		11,695,378

Medical - HMO — 0.5%
UnitedHealth Group, Inc.	33,510	1,868,853

Metal Processors & Fabrication — 1.1%
Precision Castparts Corp.	23,533	3,911,420

Metal - Copper — 0.9%
Freeport - McMoRan Copper & Gold, Inc.	92,288	2,956,908

Motorcycle/Motor Scooter — 0.8%
Harley - Davidson, Inc.#	60,075	2,894,414

Multimedia — 1.0%
Walt Disney Co.	74,032	3,384,003

Networking Products — 0.5%
Cisco Systems, Inc.	103,533	1,690,694

Oil & Gas Drilling — 0.8%
Ensco PLC, Class A	60,349	2,710,274

Oil Companies - Exploration & Production — 2.4%
Anadarko Petroleum Corp.	27,428	1,673,108
Apache Corp.	14,604	1,188,474
Cobalt International Energy, Inc.†#	50,985	1,154,810
Occidental Petroleum Corp.	32,481	2,574,769
Southwestern Energy Co.†#	53,843	1,509,219

		8,100,380

Oil Companies - Integrated — 0.4%
Exxon Mobil Corp.#	18,257	1,435,548

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	31,865	1,455,912
National Oilwell Varco, Inc.	14,090	940,507

		2,396,419

Oil - Field Services — 2.4%
Halliburton Co.#	44,146	1,327,029
Schlumberger, Ltd.	58,649	3,709,549
Weatherford International, Ltd.†	275,115	3,304,131

		8,340,709

Pharmacy Services — 1.4%
Express Scripts Holding Co.†	91,500	4,775,385

Private Equity — 0.5%
KKR & Co. LP	138,181	1,623,627

Real Estate Investment Trusts — 0.9%
American Tower Corp.	46,149	2,994,147

Rental Auto/Equipment — 0.5%
United Rentals, Inc.†#	50,139	1,732,302

Retail - Apparel/Shoe — 1.4%
Gap, Inc.#	73,473	1,947,034

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe (continued)
Lululemon Athletica, Inc.†	13,854	$1,006,355
Urban Outfitters, Inc.†#	66,716	1,866,047

		4,819,436

Retail - Building Products — 0.6%
Home Depot, Inc.#	41,996	2,072,083

Retail - Discount — 1.0%
Costco Wholesale Corp.	25,343	2,189,382
Target Corp.	22,700	1,314,557

		3,503,939

Retail - Drug Store — 0.7%
CVS Caremark Corp.	50,395	2,264,751

Retail - Major Department Stores — 0.3%
J.C. Penney Co., Inc.#	41,782	1,095,942

Retail - Regional Department Stores — 0.8%
Macy’s, Inc.	77,016	2,930,459

Retail - Restaurants — 2.5%
Chipotle Mexican Grill, Inc.†#	3,067	1,266,886
McDonald’s Corp.#	19,473	1,739,718
Starbucks Corp.	103,827	5,699,064

		8,705,668

Retail - Vitamins & Nutrition Supplements — 0.3%
GNC Holdings, Inc., Class A	31,299	1,205,950

Semiconductor Components - Integrated Circuits — 2.8%
Analog Devices, Inc.	24,116	877,099
QUALCOMM, Inc.	152,213	8,723,327

		9,600,426

Software Tools — 0.6%
VMware, Inc., Class A†	21,890	2,035,989

Telecom Equipment - Fiber Optics — 0.3%
Corning, Inc.	92,460	1,201,055

Television — 0.6%
CBS Corp., Class B	59,888	1,911,625

Tobacco — 1.0%
Philip Morris International, Inc.	38,944	3,291,157

Transport - Rail — 0.7%
Union Pacific Corp.	21,939	2,444,005

Transport - Services — 1.2%
Expeditors International of Washington, Inc.#	31,265	1,195,886
FedEx Corp.	34,513	3,076,489

		4,272,375

Transport - Truck — 0.6%
J.B. Hunt Transport Services, Inc.#	33,456	1,911,341

Vitamins & Nutrition Products — 0.9%
Mead Johnson Nutrition Co.	39,289	3,172,194

Web Hosting/Design — 0.4%
Equinix, Inc.†#	8,152	1,329,673

Web Portals/ISP — 2.1%
Baidu, Inc. ADR†	16,717	1,968,761
Google, Inc., Class A†	8,858	5,145,258

		7,114,019

Wireless Equipment — 0.6%
Crown Castle International Corp.†#	40,752	2,225,059

Total Long-Term Investment Securities
(cost $318,061,935)		331,667,675

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 5.6%
Registered Investment Companies — 5.0%
State Street Navigator Securities Lending Prime Portfolio(1)	17,036,153	$17,036,153

Time Deposits — 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$2,117,000	2,117,000

Total Short-Term Investment Securities
(cost $19,153,153)		19,153,153

REPURCHASE AGREEMENT — 2.8%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $9,725,000)	9,725,000	9,725,000

TOTAL INVESTMENTS
(cost $346,940,088)(3)	104.8%	360,545,828
Other assets less liabilities	(4.8)	(16,575,067)

NET ASSETS	100.0%	$343,970,761

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $16,771,370. This was secured by collateral of $17,036,153, which was received in cash and subsequently invested in short-term investments currently valued at $17,036,153 as reported in the portfolio of investments. Additional collateral of $258,646 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mtg. Corp.	0.35%	01/10/13
United States Treasury Notes/Bonds	0.38% to 1.75%	06/30/13 to 05/15/22

(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$31,434,867	$—	$—	$31,434,867
Other Industries*	300,232,808	—	—	300,232,808
Short-Term Investment Securities:
Registered Investment Companies	17,036,153	—	—	17,036,153
Time Deposits	—	2,117,000	—	2,117,000
Repurchase Agreement	—	9,725,000	—	9,725,000

Total	$348,703,828	$11,842,000	$—	$360,545,828

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	12.5%
Real Estate Investment Trusts	9.2
Banks — Commercial	3.9
Electric — Integrated	3.4
Medical — Biomedical/Gene	2.6
Retail — Apparel/Shoe	2.2
Insurance — Property/Casualty	1.9
Chemicals — Specialty	1.9
Electronic Components — Semiconductors	1.8
Oil Companies — Exploration & Production	1.7
Diversified Manufacturing Operations	1.6
Commercial Services — Finance	1.5
Distribution/Wholesale	1.4
Computers — Integrated Systems	1.4
Oil — Field Services	1.4
Medical Products	1.3
Repurchase Agreements	1.3
Gas — Distribution	1.3
Web Hosting/Design	1.1
Investment Management/Advisor Services	1.1
Retail — Restaurants	1.0
Consulting Services	1.0
Insurance — Reinsurance	1.0
Beverages — Non-alcoholic	1.0
Savings & Loans/Thrifts	1.0
Transport — Truck	1.0
Aerospace/Defense — Equipment	0.9
Engineering/R&D Services	0.9
Electronic Measurement Instruments	0.9
Building — Residential/Commercial	0.9
Machinery — General Industrial	0.9
Containers — Paper/Plastic	0.8
Steel — Producers	0.8
Apparel Manufacturers	0.8
Medical — Hospitals	0.8
Food — Misc./Diversified	0.8
Enterprise Software/Service	0.8
Transactional Software	0.8
Electronic Design Automation	0.8
Electric Products — Misc.	0.7
Coatings/Paint	0.7
Pharmacy Services	0.7
Filtration/Separation Products	0.7
Soap & Cleaning Preparation	0.7
Medical — HMO	0.7
Transport — Marine	0.7
Transport — Rail	0.6
Retail — Pet Food & Supplies	0.6
Instruments — Controls	0.6
Insurance — Multi-line	0.6
Insurance Brokers	0.6
Rental Auto/Equipment	0.6
Finance — Investment Banker/Broker	0.6
Machine Tools & Related Products	0.6
Retail — Gardening Products	0.6
Electronic Parts Distribution	0.6
Oil & Gas Drilling	0.5
Oil Refining & Marketing	0.5
Semiconductor Components — Integrated Circuits	0.5
Medical — Drugs	0.5
Multimedia	0.5
Applications Software	0.5
Computer Aided Design	0.5
Telecom Services	0.5
Oil Field Machinery & Equipment	0.5
Retail — Auto Parts	0.5
Recreational Vehicles	0.5
Data Processing/Management	0.5
Consumer Products — Misc.	0.4

Electronic Components — Misc.	0.4
Building & Construction Products — Misc.	0.4
Metal Processors & Fabrication	0.4
Batteries/Battery Systems	0.4
Power Converter/Supply Equipment	0.4
Diagnostic Kits	0.4
Human Resources	0.4
Telecommunication Equipment	0.4
Retail — Sporting Goods	0.4
Semiconductor Equipment	0.4
Respiratory Products	0.4
Internet Infrastructure Software	0.4
X — Ray Equipment	0.4
Medical Instruments	0.4
Decision Support Software	0.4
Commercial Services	0.3
Machinery — Farming	0.3
Textile — Home Furnishings	0.3
Non — Hazardous Waste Disposal	0.3
Retail — Jewelry	0.3
Insurance — Life/Health	0.3
Diagnostic Equipment	0.3
Retail — Mail Order	0.3
Airlines	0.3
Containers — Metal/Glass	0.3
Funeral Services & Related Items	0.3
Miscellaneous Manufacturing	0.3
Retail — Catalog Shopping	0.3
Water	0.3
Food — Meat Products	0.3
Real Estate Management/Services	0.3
Building Products — Cement	0.3
Coffee	0.3
Industrial Automated/Robotic	0.3
Physicians Practice Management	0.3
Home Furnishings	0.3
Hazardous Waste Disposal	0.3
Paper & Related Products	0.3
Retail — Automobile	0.3
Machinery — Pumps	0.3
Publishing — Books	0.3
Food — Retail	0.2
Retail — Petroleum Products	0.2
Web Portals/ISP	0.2
Private Corrections	0.2
Steel Pipe & Tube	0.2
Medical Labs & Testing Services	0.2
Machinery — Electrical	0.2
Casino Services	0.2
Food — Baking	0.2
Quarrying	0.2
Theaters	0.2
Lighting Products & Systems	0.2
Finance — Other Services	0.2
Cable/Satellite TV	0.2
Building Products — Air & Heating	0.2
Footwear & Related Apparel	0.2
Office Furnishings — Original	0.2
Medical Information Systems	0.2
Auction Houses/Art Dealers	0.2
Schools	0.2
Networking Products	0.2
Printing — Commercial	0.2
Medical — Outpatient/Home Medical	0.2
Aerospace/Defense	0.2
Telephone — Integrated	0.2
Veterinary Diagnostics	0.2
Auto-Heavy Duty Trucks	0.2
Machinery — Construction & Mining	0.2

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Recreational Centers	0.2%
Intimate Apparel	0.2
Shipbuilding	0.2
Transport — Equipment & Leasing	0.2
Machinery — Print Trade	0.2
Medical Sterilization Products	0.2
Computer Services	0.2
Transport — Services	0.1
Coal	0.1
Retail — Major Department Stores	0.1
Chemicals — Diversified	0.1
Retail — Discount	0.1
Investment Companies	0.1
Advertising Sales	0.1
Wire & Cable Products	0.1
E — Marketing/Info	0.1
Building — Maintance & Services	0.1
Building — Mobile Home/Manufactured Housing	0.1
Telecom Equipment — Fiber Optics	0.1
U.S. Government Treasuries	0.1
Motion Pictures & Services	0.1
Environmental Monitoring & Detection	0.1
Leisure Products	0.1
Patient Monitoring Equipment	0.1
Security Services	0.1
Tobacco	0.1
Wireless Equipment	0.1
Retail — Hair Salons	0.1
Agricultural Chemicals	0.1
Food — Flour & Grain	0.1
Publishing — Newspapers	0.1
Building — Heavy Construction	0.1
Retail — Bookstores	0.1
Racetracks	0.1
Retail — Office Supplies	0.1
Food — Confectionery	0.1

112.4%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.5%
Advertising Sales — 0.1%
Lamar Advertising Co., Class A#	126,700	$3,118,087

Aerospace/Defense — 0.2%
Esterline Technologies Corp.†	66,200	4,275,858

Aerospace/Defense - Equipment — 0.9%
Alliant Techsystems, Inc.	71,300	3,490,135
BE Aerospace, Inc.†	224,600	9,729,672
Exelis, Inc.	399,200	3,992,000
Triumph Group, Inc.	93,200	5,577,088

		22,788,895

Agricultural Chemicals — 0.1%
Intrepid Potash, Inc.†	113,800	2,233,894

Airlines — 0.3%
Alaska Air Group, Inc.†	153,200	5,254,760
JetBlue Airways Corp.†#	444,200	2,323,166

		7,577,926

Apparel Manufacturers — 0.8%
Carter’s, Inc.†#	110,700	5,970,051
Hanesbrands, Inc.†	210,800	5,872,888
Under Armour, Inc., Class A†#	79,400	7,997,962

		19,840,901

Applications Software — 0.5%
Compuware Corp.†	472,300	4,250,700
Parametric Technology Corp.†	256,100	5,173,220
Quest Software, Inc.†	122,600	3,065,000

		12,488,920

Auction House/Art Dealers — 0.2%
Sotheby’s#	145,900	4,449,950

Auto - Heavy Duty Trucks — 0.2%
Oshkosh Corp.†	197,800	4,048,966

Banks - Commercial — 3.9%
Associated Banc - Corp.	375,900	4,758,894
BancorpSouth, Inc.#	177,500	2,394,475
Bank of Hawaii Corp.#	99,200	4,596,928
Cathay General Bancorp, Class B#	170,000	2,818,600
City National Corp.#	101,200	5,027,616
Commerce Bancshares, Inc.	171,100	6,628,414
Cullen/Frost Bankers, Inc.#	132,400	7,532,236
East West Bancorp, Inc.	321,300	7,193,907
FirstMerit Corp.	236,000	3,752,400
Fulton Financial Corp.	432,800	4,384,264
Hancock Holding Co.#	183,100	5,582,719
International Bancshares Corp.#	114,800	2,120,356
Prosperity Bancshares, Inc.#	102,100	4,361,712
Signature Bank†	99,800	6,128,718
SVB Financial Group†#	94,300	5,625,938
Synovus Financial Corp.#	1,711,900	3,269,729
TCF Financial Corp.#	341,500	4,026,285
Trustmark Corp.#	138,700	3,387,054
Valley National Bancorp.#	425,565	4,762,072
Webster Financial Corp.#	158,900	3,220,903
Westamerica Bancorporation#	60,700	2,713,897

		94,287,117

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.†	142,500	10,389,675

Beverages - Non - alcoholic — 1.0%
Monster Beverage Corp.†	328,800	23,870,880

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. — 0.4%
Fortune Brands Home & Security, Inc.†	341,100	$7,715,682
Louisiana - Pacific Corp.†#	296,300	2,791,146

		10,506,828

Building Products - Air & Heating — 0.2%
Lennox International, Inc.	109,900	4,713,611

Building Products - Cement — 0.3%
Martin Marietta Materials, Inc.#	98,600	6,652,542

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	74,300	1,702,956

Building - Maintance & Services — 0.1%
Rollins, Inc.#	139,600	2,965,104

Building - Mobile Home/Manufactured Housing — 0.1%
Thor Industries, Inc.	94,800	2,915,100

Building - Residential/Commercial — 0.9%
KB Home#	155,800	1,129,550
MDC Holdings, Inc.	81,900	2,352,168
NVR, Inc.†	10,900	8,772,320
Toll Brothers, Inc.†	316,800	8,642,304

		20,896,342

Cable/Satellite TV — 0.2%
AMC Networks, Inc., Class A†	124,200	4,792,878

Casino Services — 0.2%
Bally Technologies, Inc.†	92,700	4,315,185
Scientific Games Corp., Class A†	126,000	1,076,040

		5,391,225

Chemicals - Diversified — 0.1%
Olin Corp.#	173,000	3,316,410

Chemicals - Specialty — 1.9%
Albemarle Corp.	192,200	11,666,540
Ashland, Inc.	169,200	10,816,956
Cabot Corp.	136,300	5,152,140
Cytec Industries, Inc.	99,000	5,985,540
Minerals Technologies, Inc.#	38,300	2,423,241
NewMarket Corp.#	22,900	4,781,749
Sensient Technologies Corp.#	108,700	3,969,724

		44,795,890

Coal — 0.1%
Arch Coal, Inc.#	460,900	2,922,106
Patriot Coal Corp.†#	200,800	475,896

		3,398,002

Coatings/Paint — 0.7%
RPM International, Inc.	283,600	7,475,696
Valspar Corp.	201,700	9,723,957

		17,199,653

Coffee — 0.3%
Green Mountain Coffee Roasters, Inc.†#	281,100	6,633,960

Commercial Services — 0.3%
Convergys Corp.	250,400	3,493,080
HMS Holdings Corp.†	185,800	4,977,582

		8,470,662

Commercial Services - Finance — 1.5%
Alliance Data Systems Corp.†#	108,100	13,620,600
Global Payments, Inc.	169,300	7,191,864
Lender Processing Services, Inc.	182,400	4,209,792

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Commercial Services - Finance (continued)
SEI Investments Co.	312,900	$5,604,039
Wright Express Corp.†	83,600	4,686,616

		35,312,911

Computer Aided Design — 0.5%
ANSYS, Inc.†	200,500	12,405,938

Computer Services — 0.2%
DST Systems, Inc.	72,600	3,709,860

Computers - Integrated Systems — 1.4%
Diebold, Inc.	135,100	5,000,051
Jack Henry & Associates, Inc.	187,500	6,189,375
MICROS Systems, Inc.†	172,700	9,111,652
NCR Corp.†	342,100	7,327,782
Riverbed Technology, Inc.†	340,400	5,582,560

		33,211,420

Consulting Services — 1.0%
CoreLogic, Inc.†	230,200	3,911,098
Corporate Executive Board Co.#	72,000	2,616,480
FTI Consulting, Inc.†#	89,900	2,838,143
Gartner, Inc.	201,800	8,209,224
Towers Watson & Co., Class A	109,400	6,592,444

		24,167,389

Consumer Products - Misc. — 0.4%
Scotts Miracle - Gro Co., Class A	93,300	4,027,761
Tupperware Brands Corp.	121,300	6,556,265

		10,584,026

Containers - Metal/Glass — 0.3%
Greif, Inc., Class A	66,400	2,904,336
Silgan Holdings, Inc.	107,200	4,480,960

		7,385,296

Containers - Paper/Plastic — 0.8%
Packaging Corp. of America	208,500	5,594,055
Rock - Tenn Co., Class A	152,500	7,867,475
Sonoco Products Co.	217,300	6,686,321

		20,147,851

Data Processing/Management — 0.5%
Acxiom Corp.†#	169,000	2,377,830
Broadridge Financial Solutions, Inc.	268,000	5,421,640
Fair Isaac Corp.#	77,900	3,167,414

		10,966,884

Decision Support Software — 0.4%
MSCI, Inc., Class A†	262,400	8,871,744

Diagnostic Equipment — 0.3%
Gen - Probe, Inc.†	97,700	7,904,907

Diagnostic Kits — 0.4%
IDEXX Laboratories, Inc.†#	119,000	10,095,960

Distribution/Wholesale — 1.4%
Arrow Electronics, Inc.	241,800	8,199,438
Ingram Micro, Inc., Class A†	324,300	5,782,269
LKQ Corp.†	318,200	11,595,208
Owens & Minor, Inc.#	137,300	3,908,931
Watsco, Inc.	61,400	4,519,654

		34,005,500

Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	133,500	6,939,330
Crane Co.	104,900	3,974,661
Harsco Corp.	174,000	3,497,400

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
ITT Corp.#	205,100	$4,210,703
Pentair, Inc.	213,100	8,685,956
SPX Corp.	110,700	7,951,581
Trinity Industries, Inc.	173,300	4,280,510

		39,540,141

E - Marketing/Info — 0.1%
ValueClick, Inc.†	173,600	3,044,944

Electric Products - Misc. — 0.7%
AMETEK, Inc.	346,800	17,586,228

Electric - Integrated — 3.4%
Alliant Energy Corp.	239,900	10,481,231
Black Hills Corp.#	94,900	3,053,882
Cleco Corp.#	131,400	5,366,376
Great Plains Energy, Inc.	294,200	5,860,464
Hawaiian Electric Industries, Inc.#	207,800	5,737,358
IDACORP, Inc.#	107,900	4,239,391
MDU Resources Group, Inc.	408,000	9,167,760
National Fuel Gas Co.	179,500	7,759,785
NV Energy, Inc.	510,000	8,823,000
OGE Energy Corp.	211,900	11,281,556
PNM Resources, Inc.	172,100	3,209,665
Westar Energy, Inc.	272,300	7,793,226

		82,773,694

Electronic Components - Misc. — 0.4%
Gentex Corp.#	311,300	6,941,990
Vishay Intertechnology, Inc.†#	339,700	3,607,614

		10,549,604

Electronic Components - Semiconductors — 1.8%
Cree, Inc.†#	249,700	6,259,979
Fairchild Semiconductor International, Inc.†	272,200	3,595,762
International Rectifier Corp.†	149,200	2,810,928
Intersil Corp., Class A	273,600	2,886,480
MEMC Electronic Materials, Inc.†#	498,700	832,829
QLogic Corp.†	213,200	2,901,652
Rovi Corp.†	231,800	5,662,874
Semtech Corp.†	140,700	3,389,463
Silicon Laboratories, Inc.†	91,300	3,152,589
Skyworks Solutions, Inc.†	407,100	10,934,706

		42,427,262

Electronic Design Automation — 0.8%
Cadence Design Systems, Inc.†#	592,000	6,038,400
Mentor Graphics Corp.†	201,000	2,834,100
Synopsys, Inc.†	315,000	9,308,250

		18,180,750

Electronic Measurement Instruments — 0.9%
Itron, Inc.†	86,100	3,084,963
National Instruments Corp.	200,800	5,228,832
Trimble Navigation, Ltd.†	268,800	12,677,952

		20,991,747

Electronic Parts Distribution — 0.6%
Avnet, Inc.†	313,400	9,555,566
Tech Data Corp.†	89,200	4,246,812

		13,802,378

Engineering/R&D Services — 0.9%
Aecom Technology Corp.†	253,100	4,122,999
KBR, Inc.	319,900	8,147,853
Shaw Group, Inc.†	140,800	3,576,320
URS Corp.	172,000	6,221,240

		22,068,412

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Enterprise Software/Service — 0.8%
Advent Software, Inc.†#	69,400	$1,810,646
Concur Technologies, Inc.†#	101,300	6,265,405
Informatica Corp.†	232,000	9,611,760
ManTech International Corp., Class A#	50,200	1,094,360

		18,782,171

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.#	66,600	2,735,928

Filtration/Separation Products — 0.7%
CLARCOR, Inc.#	108,600	5,299,680
Donaldson Co., Inc.	321,800	11,510,786

		16,810,466

Finance - Investment Banker/Broker — 0.6%
Greenhill & Co., Inc.	62,500	2,179,375
Jefferies Group, Inc.#	324,900	4,340,664
Raymond James Financial, Inc.	240,900	8,233,962

		14,754,001

Finance - Other Services — 0.2%
CBOE Holdings, Inc.#	191,800	4,842,950

Food - Baking — 0.2%
Flowers Foods, Inc.#	243,900	5,370,678

Food - Confectionery — 0.1%
Tootsie Roll Industries, Inc.#	55,000	1,229,250

Food - Flour & Grain — 0.1%
Post Holdings, Inc.†	59,600	1,792,172

Food - Meat Products — 0.3%
Smithfield Foods, Inc.†	347,800	6,841,226

Food - Misc./Diversified — 0.8%
Ingredion, Inc.	164,700	8,414,523
Lancaster Colony Corp.#	43,000	2,894,760
Ralcorp Holdings, Inc.†	119,300	7,581,515

		18,890,798

Food - Retail — 0.2%
Harris Teeter Supermarkets, Inc.	106,500	3,996,945
SUPERVALU, Inc.#	457,900	2,069,708

		6,066,653

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†#	83,600	4,654,012

Funeral Services & Related Items — 0.3%
Matthews International Corp., Class A#	61,300	1,846,356
Service Corp. International	478,700	5,481,115

		7,327,471

Gas - Distribution — 1.3%
Atmos Energy Corp.	194,900	6,458,986
Questar Corp.#	384,500	7,716,915
UGI Corp.	242,300	6,949,164
Vectren Corp.	177,000	5,189,640
WGL Holdings, Inc.#	111,300	4,335,135

		30,649,840

Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†#	102,300	6,349,761

Home Furnishings — 0.3%
Tempur - Pedic International, Inc.†	137,900	6,372,359

Human Resources — 0.4%
Korn/Ferry International†#	103,200	1,403,520
Manpower, Inc.	173,200	6,226,540

Security Description	Shares	Value (Note 2)

Human Resources (continued)
Monster Worldwide, Inc.†#	266,000	$2,287,600

		9,917,660

Industrial Automated/Robotic — 0.3%
Nordson Corp.	123,000	6,594,030

Instruments - Controls — 0.6%
Mettler - Toledo International, Inc.†	68,000	10,616,160
Woodward, Inc.#	129,800	4,894,758

		15,510,918

Insurance Brokers — 0.6%
Arthur J. Gallagher & Co.	248,600	8,636,364
Brown & Brown, Inc.	250,900	6,423,040

		15,059,404

Insurance - Life/Health — 0.3%
Protective Life Corp.	176,500	4,652,540
StanCorp Financial Group, Inc.#	95,900	3,338,279

		7,990,819

Insurance - Multi - line — 0.6%
American Financial Group, Inc.	165,000	6,416,850
Kemper Corp.	108,300	3,172,107
Old Republic International Corp.#	560,400	5,531,148

		15,120,105

Insurance - Property/Casualty — 1.9%
Alleghany Corp.	31,400	10,330,600
Fidelity National Financial, Inc., Class A	478,800	9,020,592
First American Financial Corp.	227,800	3,590,128
Hanover Insurance Group, Inc.	97,300	3,795,673
HCC Insurance Holdings, Inc.	224,900	7,030,374
Mercury General Corp.	78,300	3,413,880
WR Berkley Corp.	241,300	9,246,616

		46,427,863

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	152,900	4,320,954
Everest Re Group, Ltd.	116,100	11,856,132
Reinsurance Group of America, Inc.	158,600	7,956,962

		24,134,048

Internet Infrastructure Software — 0.4%
TIBCO Software, Inc.†	360,100	9,632,675

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	87,300	3,885,723

Investment Companies — 0.1%
Apollo Investment Corp.	425,800	3,167,952

Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.†	115,700	11,925,199
Eaton Vance Corp.#	249,800	6,080,132
Janus Capital Group, Inc.#	407,100	2,971,830
Waddell & Reed Financial, Inc., Class A	184,900	5,308,479

		26,285,640

Leisure Products — 0.1%
WMS Industries, Inc.†	119,500	2,453,335

Lighting Products & Systems — 0.2%
Acuity Brands, Inc.	91,000	4,959,500

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	172,300	5,989,148
Lincoln Electric Holdings, Inc.	181,000	8,611,980

		14,601,128

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Machinery - Construction & Mining — 0.2%
Terex Corp.†#	237,300	$3,946,299

Machinery - Electrical — 0.2%
Regal - Beloit Corp.	89,900	5,420,071

Machinery - Farming — 0.3%
AGCO Corp.†	210,000	8,444,100

Machinery - General Industrial — 0.9%
Gardner Denver, Inc.	109,500	5,921,760
IDEX Corp.	181,100	7,195,103
Wabtec Corp.	103,800	7,536,918

		20,653,781

Machinery - Print Trade — 0.2%
Zebra Technologies Corp., Class A†	112,400	3,762,028

Machinery - Pumps — 0.3%
Graco, Inc.	129,300	6,228,381

Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.	411,700	4,454,594

Medical Instruments — 0.4%
Techne Corp.	79,700	5,408,442
Thoratec Corp.†	126,300	3,831,942

		9,240,384

Medical Labs & Testing Services — 0.2%
Covance, Inc.†#	119,800	5,558,720

Medical Products — 1.3%
Cooper Cos., Inc.	103,000	8,773,540
Henry Schein, Inc.†	194,000	14,416,140
Hill - Rom Holdings, Inc.	133,800	3,935,058
Teleflex, Inc.	88,100	5,233,140

		32,357,878

Medical Sterilization Products — 0.2%
STERIS Corp.#	124,600	3,720,556

Medical - Biomedical/Gene — 2.6%
Bio - Rad Laboratories, Inc., Class A†	42,700	4,253,347
Charles River Laboratories International, Inc.†	105,600	3,524,928
Regeneron Pharmaceuticals, Inc.†#	164,500	22,314,425
United Therapeutics Corp.†	115,900	5,127,416
Vertex Pharmaceuticals, Inc.†	454,500	27,288,180

		62,508,296

Medical - Drugs — 0.5%
Endo Pharmaceuticals Holdings, Inc.†	252,200	8,201,544
Medicis Pharmaceutical Corp., Class A	127,300	4,595,530

		12,797,074

Medical - HMO — 0.7%
AMERIGROUP Corp.†	104,000	6,489,600
Health Net, Inc.†	179,000	4,585,980
WellCare Health Plans, Inc.†	92,600	5,229,122

		16,304,702

Medical - Hospitals — 0.8%
Community Health Systems, Inc.†	190,900	4,201,709
Health Management Associates, Inc., Class A†	549,800	3,524,218
LifePoint Hospitals, Inc.†	104,500	3,847,690
Universal Health Services, Inc., Class B	209,000	8,098,750

		19,672,367

Medical - Outpatient/Home Medical — 0.2%
Lincare Holdings, Inc.#	188,000	4,310,840

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.4%
Timken Co.	181,600	$8,662,320
Worthington Industries, Inc.#	113,200	1,839,500

		10,501,820

Miscellaneous Manufacturing — 0.3%
Aptargroup, Inc.	142,900	7,240,743

Motion Pictures & Services — 0.1%
DreamWorks Animation SKG, Inc., Class A†#	154,300	2,744,997

Multimedia — 0.5%
FactSet Research Systems, Inc.#	97,500	10,279,425
Meredith Corp.#	80,300	2,376,077

		12,655,502

Networking Products — 0.2%
Polycom, Inc.†	383,500	4,387,240

Non - Hazardous Waste Disposal — 0.3%
Waste Connections, Inc.	266,300	8,241,985

Office Furnishings - Original — 0.2%
Herman Miller, Inc.#	125,300	2,315,544
HNI Corp.#	97,000	2,241,670

		4,557,214

Oil & Gas Drilling — 0.5%
Atwood Oceanics, Inc.†	122,500	4,680,725
Patterson - UTI Energy, Inc.	334,100	5,051,592
Unit Corp.†	89,700	3,569,163

		13,301,480

Oil Companies - Exploration & Production — 1.7%
Bill Barrett Corp.†#	101,500	1,959,965
Cimarex Energy Co.	185,200	9,865,604
Energen Corp.	155,800	6,878,570
Forest Oil Corp.†#	254,500	2,125,075
Northern Oil and Gas, Inc.†#	137,200	2,459,996
Plains Exploration & Production Co.†	277,000	9,913,830
Quicksilver Resources, Inc.†#	255,700	1,142,979
SM Energy Co.	138,500	7,491,465

		41,837,484

Oil Field Machinery & Equipment — 0.5%
Dresser - Rand Group, Inc.†	163,300	7,165,604
Dril - Quip, Inc.†	74,800	4,532,132

		11,697,736

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	450,000	13,266,000

Oil - Field Services — 1.4%
CARBO Ceramics, Inc.#	42,900	3,490,344
Helix Energy Solutions Group, Inc.†	228,200	3,909,066
Oceaneering International, Inc.	233,400	10,787,748
Oil States International, Inc.†	110,900	7,382,613
Superior Energy Services, Inc.†	340,500	7,368,420

		32,938,191

Paper & Related Products — 0.3%
Domtar Corp.	79,400	6,281,334

Patient Monitoring Equipment — 0.1%
Masimo Corp.†	125,900	2,368,179

Pharmacy Services — 0.7%
Catalyst Health Solutions, Inc.†	108,600	9,434,082
Omnicare, Inc.#	245,500	7,738,160

		17,172,242

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Physicians Practice Management — 0.3%
Mednax, Inc.†	106,100	$6,473,161

Power Converter/Supply Equipment — 0.4%
Hubbell, Inc., Class B	128,800	10,164,896

Printing - Commercial — 0.2%
Deluxe Corp.#	110,100	2,545,512
Valassis Communications, Inc.†#	92,300	1,837,693

		4,383,205

Private Corrections — 0.2%
Corrections Corp. of America	215,100	5,607,657

Publishing - Books — 0.3%
John Wiley & Sons, Inc., Class A	101,700	4,627,350
Scholastic Corp.#	54,400	1,466,080

		6,093,430

Publishing - Newspapers — 0.1%
New York Times Co., Class A†#	262,000	1,742,300

Quarrying — 0.2%
Compass Minerals International, Inc.#	71,400	5,080,824

Racetracks — 0.1%
International Speedway Corp., Class A	60,400	1,452,016

Real Estate Investment Trusts — 9.2%
Alexandria Real Estate Equities, Inc.	134,000	9,173,640
American Campus Communities, Inc.	161,100	7,072,290
BioMed Realty Trust, Inc.	333,300	6,016,065
BRE Properties, Inc.	163,700	8,058,951
Camden Property Trust	170,300	11,088,233
Corporate Office Properties Trust	155,600	3,424,756
Duke Realty Corp.#	559,700	7,746,248
Equity One, Inc.#	129,000	2,561,940
Essex Property Trust, Inc.#	75,200	11,314,592
Federal Realty Investment Trust	137,600	13,523,328
Highwoods Properties, Inc.#	157,000	5,064,820
Home Properties, Inc.	104,500	6,263,730
Hospitality Properties Trust	266,900	6,274,819
Liberty Property Trust	251,900	8,733,373
Macerich Co.	285,200	16,270,660
Mack - Cali Realty Corp.	189,700	5,167,428
National Retail Properties, Inc.	228,600	6,055,614
Omega Healthcare Investors, Inc.#	224,500	4,739,195
Potlatch Corp.#	86,900	2,490,554
Rayonier, Inc.	264,600	11,369,862
Realty Income Corp.#	288,200	11,046,706
Regency Centers Corp.	194,300	8,512,283
Senior Housing Properties Trust	351,500	7,258,475
SL Green Realty Corp.	186,600	13,996,866
Taubman Centers, Inc.	125,500	9,161,500
UDR, Inc.	523,700	13,563,830
Weingarten Realty Investors#	261,100	6,678,938

		222,628,696

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	94,300	6,836,750

Recreational Centers — 0.2%
Life Time Fitness, Inc.†#	91,800	3,934,548

Recreational Vehicles — 0.5%
Polaris Industries, Inc.	147,900	11,235,963

Rental Auto/Equipment — 0.6%
Aaron’s, Inc.	164,300	4,362,165
Rent - A - Center, Inc.	128,100	4,313,127
United Rentals, Inc.†	178,500	6,167,175

		14,842,467

Security Description	Shares	Value (Note 2)

Respiratory Products — 0.4%
ResMed, Inc.†#	311,600	$9,653,368

Retail - Apparel/Shoe — 2.2%
Aeropostale, Inc.†	174,500	3,228,250
American Eagle Outfitters, Inc.	418,700	8,085,097
ANN, Inc.†#	104,500	2,810,005
Ascena Retail Group, Inc.†	291,400	5,516,202
Chico’s FAS, Inc.#	362,300	5,293,203
Collective Brands, Inc.†	130,900	2,784,243
Foot Locker, Inc.	326,800	10,372,632
Guess?, Inc.	144,300	3,844,152
PVH Corp.	146,100	11,834,100

		53,767,884

Retail - Auto Parts — 0.5%
Advance Auto Parts, Inc.	157,600	11,495,344

Retail - Automobile — 0.3%
Copart, Inc.†	230,600	6,251,566

Retail - Bookstores — 0.1%
Barnes & Noble, Inc.†#	88,400	1,452,412

Retail - Catalog Shopping — 0.3%
MSC Industrial Direct Co., Class A	99,500	7,135,145

Retail - Consumer Electronics — 0.0%
RadioShack Corp.#	214,600	995,744

Retail - Discount — 0.1%
HSN, Inc.	85,100	3,310,390

Retail - Gardening Products — 0.6%
Tractor Supply Co.	154,100	14,077,035

Retail - Hair Salons — 0.1%
Regis Corp.#	122,400	2,241,144

Retail - Jewelry — 0.3%
Signet Jewelers, Ltd.	187,800	8,199,348

Retail - Mail Order — 0.3%
Williams - Sonoma, Inc.	222,300	7,760,493

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	336,800	3,320,848

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	606,900	1,304,835

Retail - Pet Food & Supplies — 0.6%
PetSmart, Inc.	241,200	15,542,928

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	153,700	5,763,750

Retail - Restaurants — 1.0%
Bob Evans Farms, Inc.#	63,000	2,554,020
Brinker International, Inc.#	169,700	5,483,007
Cheesecake Factory, Inc.†#	118,100	3,831,164
Panera Bread Co., Class A†	64,200	9,434,190
Wendy’s Co.#	640,400	2,939,436

		24,241,817

Retail - Sporting Goods — 0.4%
Dick’s Sporting Goods, Inc.	208,700	9,704,550

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.#	181,000	1,627,190
First Niagara Financial Group, Inc.	760,300	6,135,621
New York Community Bancorp, Inc.#	947,900	11,706,565
Washington Federal, Inc.	233,600	3,833,376

		23,302,752

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools — 0.2%
ITT Educational Services, Inc.†#	39,100	$2,224,790
Strayer Education, Inc.#	24,700	2,219,295

		4,444,085

Security Services — 0.1%
Brink’s Co.	101,300	2,306,601

Semiconductor Components - Integrated Circuits — 0.5%
Atmel Corp.†	974,400	6,820,800
Cypress Semiconductor Corp.	334,600	4,413,374
Integrated Device Technology, Inc.†#	305,500	1,677,195

		12,911,369

Semiconductor Equipment — 0.4%
Lam Research Corp.†#	259,000	9,660,700

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.†	105,500	3,880,290

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	307,700	16,381,948

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	48,600	5,564,700

Steel - Producers — 0.8%
Carpenter Technology Corp.	95,000	4,280,700
Commercial Metals Co.	249,800	2,917,664
Reliance Steel & Aluminum Co.	162,200	7,657,462
Steel Dynamics, Inc.	473,300	4,988,582

		19,844,408

Telecom Equipment - Fiber Optics — 0.1%
Ciena Corp.†#	213,200	2,888,860

Telecom Services — 0.5%
NeuStar, Inc., Class A†	145,600	4,685,408
tw telecom, Inc.†	324,100	7,515,879

		12,201,287

Telecommunication Equipment — 0.4%
ADTRAN, Inc.#	137,900	4,030,817
Plantronics, Inc.#	92,900	2,795,361
Tellabs, Inc.	789,000	2,887,740

		9,713,918

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	208,600	4,140,710

Textile - Home Furnishings — 0.3%
Mohawk Industries, Inc.†	123,400	8,403,540

Theaters — 0.2%
Cinemark Holdings, Inc.	219,600	5,063,976

Tobacco — 0.1%
Universal Corp.#	50,200	2,267,534

Transactional Software — 0.8%
ACI Worldwide, Inc.†#	84,700	3,234,693
Solera Holdings, Inc.	151,400	6,722,160
VeriFone Systems, Inc.†#	229,000	8,269,190

		18,226,043

Transport - Equipment & Leasing — 0.2%
GATX Corp.	100,900	3,863,461

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Marine — 0.7%
Alexander & Baldwin, Inc.	90,500	$4,617,310
Kirby Corp.†#	120,700	6,370,546
Tidewater, Inc.#	110,800	4,994,864

		15,982,720

Transport - Rail — 0.6%
Kansas City Southern	237,600	15,676,848

Transport - Services — 0.1%
UTi Worldwide, Inc.	222,100	3,473,644

Transport - Truck — 1.0%
Con - way, Inc.	120,500	4,259,675
J.B. Hunt Transport Services, Inc.	194,700	11,123,211
Landstar System, Inc.	101,000	5,322,700
Werner Enterprises, Inc.#	96,000	2,336,640

		23,042,226

Veterinary Diagnostics — 0.2%
VCA Antech, Inc.†	188,700	4,064,598

Water — 0.3%
Aqua America, Inc.#	300,100	6,932,310

Web Hosting/Design — 1.1%
Equinix, Inc.†#	100,800	16,441,488
Rackspace Hosting, Inc.†	225,300	11,145,591

		27,587,079

Web Portals/ISP — 0.2%
AOL, Inc.†#	204,800	5,617,664

Wire & Cable Products — 0.1%
General Cable Corp.†#	107,500	3,059,450

Wireless Equipment — 0.1%
RF Micro Devices, Inc.†	596,900	2,250,313

X - Ray Equipment — 0.4%
Hologic, Inc.†	570,000	9,553,200

Total Long - Term Investment Securities
(cost $2,210,964,550)		2,380,240,580

SHORT - TERM INVESTMENT SECURITIES — 12.6%
Registered Investment Companies — 12.5%
State Street Navigator Securities Lending Prime Portfolio(1)	301,384,263	301,384,263

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/14/12(2)	$2,760,000	2,759,920

Total Short - Term Investment Securities
(cost $304,144,183)		304,144,183

REPURCHASE AGREEMENT — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $31,454,000)	31,454,000	31,454,000

TOTAL INVESTMENTS
(cost $2,546,562,733)(4)	112.4%	2,715,838,763
Liabilities in excess of other assets	(12.4)	(300,374,587)

NET ASSETS	100.0%	$2,415,464,176

#	The security or a portion thereof is out on loan (see Note 2)
†	Non-income producing security
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $294,430,008. This was secured by collateral of $301,384,263, which was received in cash and subsequently invested in short-term investments currently valued at $301,384,263 as reported in the portfolio of investments. Additional collateral of $1,258,310 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Home Loan Mortgage Corp.	0.35%	01/10/2013
United States Treasury Notes/Bonds	0.38% to 4.38%	06/30/13 to 05/15/40

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
377	Long	S&P Midcap 400 E-mini Index….	June 2012	$37,041,591	$34,864,960	$(2,176,631)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Real Estate Investment Trusts	$222,628,696	$—	$—	$222,628,696
Other Industries*	2,157,611,884	—	—	2,157,611,884
Short-Term Investment Securities:
Registered Investment Companies	301,384,263	—	—	301,384,263
U.S. Government Treasuries	—	2,759,920	—	2,759,920
Repurchase Agreement	—	31,454,000	—	31,454,000

Total Assets	$2,681,624,843	$34,213,920	$—	$2,715,838,763

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$2,176,631	$—	$—	$2,176,631

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	16.6%
Commercial Services	5.2
Consulting Services	4.4
Medical Instruments	3.9
Applications Software	3.8
Oil Companies — Exploration & Production	3.5
Time Deposits	2.5
Wireless Equipment	2.3
Retail — Discount	2.2
Medical — Biomedical/Gene	2.0
Internet Content — Entertainment	1.9
Medical — Drugs	1.9
Electronic Components — Semiconductors	1.8
Retail — Restaurants	1.8
Web Portals/ISP	1.7
Decision Support Software	1.7
Medical Information Systems	1.7
Food — Misc./Diversified	1.7
E-Commerce/Services	1.6
Publishing — Books	1.6
Vitamins & Nutrition Products	1.6
Internet Content — Information/News	1.6
Insurance — Property/Casualty	1.5
Computer Software	1.4
Transactional Software	1.4
Hazardous Waste Disposal	1.3
Electric — Distribution	1.2
Schools	1.2
Computer Services	1.2
Transport — Services	1.2
Diagnostic Kits	1.1
Multimedia	1.1
Finance — Other Services	1.0
Chemicals — Diversified	1.0
Instruments — Controls	1.0
Distribution/Wholesale	1.0
Commercial Services — Finance	1.0
Non — Hazardous Waste Disposal	0.9
Medical Products	0.9
Food — Retail	0.9
Electric Products — Misc.	0.9
E-Commerce/Products	0.9
Electronic Measurement Instruments	0.8
Food — Confectionery	0.8
Retail — Sporting Goods	0.8
Motorcycle/Motor Scooter	0.8
Metal — Diversified	0.8
Oil Field Machinery & Equipment	0.7
Retail — Gardening Products	0.7
Oil & Gas Drilling	0.7
Broadcast Services/Program	0.6
Agricultural Chemicals	0.6
Aerospace/Defense — Equipment	0.6
Repurchase Agreements	0.6
Building Products — Cement	0.6
Machinery — General Industrial	0.6
Industrial Automated/Robotic	0.6
Auto/Truck Parts & Equipment — Original	0.6
Semiconductor Components — Integrated Circuits	0.6
Dialysis Centers	0.6
Transport — Truck	0.6
Building & Construction Products — Misc.	0.5
Machinery — Electrical	0.5
Auto — Cars/Light Trucks	0.5
Internet Infrastructure Software	0.5
Industrial Gases	0.5
Retail — Hypermarkets	0.5
Banks — Commercial	0.5
Internet Security	0.5

Engineering/R&D Services	0.5
Metal — Iron	0.5
Diversified Manufacturing Operations	0.5
Computers — Memory Devices	0.4
Real Estate Management/Services	0.4
Pharmacy Services	0.4
Beverages — Non-alcoholic	0.4
Steel — Producers	0.4
Finance — Investment Banker/Broker	0.4
Semiconductor Equipment	0.4
Advertising Agencies	0.4
Television	0.4
Toys	0.4
Containers — Metal/Glass	0.3
Telecom Equipment — Fiber Optics	0.3
Retail — Perfume & Cosmetics	0.3
Oil — Field Services	0.3
Auto — Heavy Duty Trucks	0.3
Apparel Manufacturers	0.3
Private Equity	0.3
Diagnostic Equipment	0.3
Medical — HMO	0.3
Hotels/Motels	0.3
Retail — Auto Parts	0.2
Banks — Super Regional	0.2
Cosmetics & Toiletries	0.2
Metal Processors & Fabrication	0.2
Medical — Generic Drugs	0.2
Coatings/Paint	0.2
Computer Data Security	0.1
Retail — Regional Department Stores	0.1
Machinery — Pumps	0.1
X — Ray Equipment	0.1
Retail — Bedding	0.1
Enterprise Software/Service	0.1
Entertainment Software	0.1
Diversified Operations	0.1

116.3%

*	Calculated as a percentage of net assets

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.8%
Advertising Agencies — 0.4%
Interpublic Group of Cos., Inc.#	85,990	$893,436

Aerospace/Defense - Equipment — 0.6%
BE Aerospace, Inc.†	35,400	1,533,528

Agricultural Chemicals — 0.6%
Intrepid Potash, Inc.†#	78,156	1,534,202

Apparel Manufacturers — 0.3%
Michael Kors Holdings, Ltd.†	19,085	751,567

Applications Software — 3.8%
Citrix Systems, Inc.†	42,749	3,124,097
Red Hat, Inc.†#	45,956	2,361,219
Salesforce.com, Inc.†#	27,357	3,792,228

		9,277,544

Auto - Heavy Duty Trucks — 0.3%
Navistar International Corp.†#	27,320	763,321

Auto/Truck Parts & Equipment - Original — 0.6%
BorgWarner, Inc.†#	19,905	1,428,184

Banks - Commercial — 0.5%
Zions Bancorporation#	61,625	1,172,724

Banks - Super Regional — 0.2%
Fifth Third Bancorp#	40,935	546,482

Beverages - Non - alcoholic — 0.4%
Coca - Cola Enterprises, Inc.#	37,300	1,020,528

Broadcast Services/Program — 0.6%
Scripps Networks Interactive, Inc., Class A#	29,195	1,599,010

Building & Construction Products - Misc. — 0.5%
Fortune Brands Home & Security, Inc.†	45,700	1,033,734
Owens Corning†#	9,810	302,737

		1,336,471

Building Products - Cement — 0.6%
Martin Marietta Materials, Inc.#	22,273	1,502,759

Chemicals - Diversified — 1.0%
Rockwood Holdings, Inc.†	51,565	2,495,746

Coatings/Paint — 0.2%
Valspar Corp.	8,340	402,071

Commercial Services — 5.2%
Edenred	197,509	5,210,433
Intertek Group PLC	95,786	3,904,692
Weight Watchers International, Inc.#	66,109	3,751,025

		12,866,150

Commercial Services - Finance — 1.0%
Morningstar, Inc.#	38,660	2,162,640
SEI Investments Co.	12,555	224,860

		2,387,500

Computer Data Security — 0.1%
Fortinet, Inc.†	17,240	366,350

Computer Services — 1.2%
IHS, Inc., Class A†#	29,210	2,891,498

Computer Software — 1.4%
Akamai Technologies, Inc.†	119,153	3,495,949

Computers - Memory Devices — 0.4%
NetApp, Inc.†	7,065	210,254
Western Digital Corp.†#	28,550	896,185

		1,106,439

Security Description	Shares	Value (Note 2)

Consulting Services — 4.4%
Gartner, Inc.#	78,083	$3,176,416
Qualicorp SA†	271,042	2,311,487
Verisk Analytics, Inc., Class A†	110,645	5,299,896

		10,787,799

Containers - Metal/Glass — 0.3%
Owens - Illinois, Inc.†	42,860	837,484

Cosmetics & Toiletries — 0.2%
Natura Cosmeticos SA	23,366	501,648

Decision Support Software — 1.7%
MSCI, Inc., Class A†#	127,072	4,296,304

Diagnostic Equipment — 0.3%
Cepheid, Inc.†#	18,920	715,744

Diagnostic Kits — 1.1%
IDEXX Laboratories, Inc.†#	32,116	2,724,721

Dialysis Centers — 0.6%
DaVita, Inc.†#	17,185	1,396,281

Distribution/Wholesale — 1.0%
Fastenal Co.	54,785	2,423,141

Diversified Manufacturing Operations — 0.5%
Colfax Corp.†#	22,405	634,734
SPX Corp.	6,715	482,338

		1,117,072

Diversified Operations — 0.1%
Leucadia National Corp.#	10,831	220,086

E - Commerce/Products — 0.7%
MercadoLibre, Inc.#	21,229	1,491,125
Netflix, Inc.†#	3,110	197,298

		1,688,423

E - Commerce/Services — 1.6%
Alibaba.com, Ltd.†	789,100	1,364,382
Groupon, Inc.†#	73,185	778,689
Groupon, Inc., Class A†(2)(3)	179,588	1,846,883

		3,989,954

Electric Products - Misc. — 0.9%
AMETEK, Inc.#	41,905	2,125,003

Electric - Distribution — 1.2%
Brookfield Infrastructure Partners LP	96,960	3,034,848

Electronic Components - Semiconductors — 1.8%
Altera Corp.#	23,975	801,005
Avago Technologies, Ltd.	26,575	879,632
Fairchild Semiconductor International, Inc.†#	20,245	267,436
First Solar, Inc.†#	28,567	358,802
Microchip Technology, Inc.#	26,830	832,267
Micron Technology, Inc.†#	46,895	273,867
ON Semiconductor Corp.†	121,980	822,145
Rovi Corp.†	11,080	270,684

		4,505,838

Electronic Measurement Instruments — 0.8%
Agilent Technologies, Inc.	49,460	2,011,044

Engineering/R&D Services — 0.5%
KBR, Inc.	45,380	1,155,829

Entertainment Software — 0.1%
Nexon Co., Ltd.†	16,820	265,952

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker — 0.4%
Greenhill & Co., Inc.#	26,908	$938,282

Finance - Other Services — 1.0%
IntercontinentalExchange, Inc.†	19,476	2,384,836
NASDAQ OMX Group, Inc.	7,655	167,492

		2,552,328

Food - Confectionery — 0.8%
Hershey Co.#	30,045	2,008,809

Food - Misc./Diversified — 1.7%
Sara Lee Corp.	195,091	4,077,402

Food - Retail — 0.9%
Whole Foods Market, Inc.#	24,460	2,167,401

Hazardous Waste Disposal — 1.3%
Stericycle, Inc.†#	37,627	3,283,332

Hotel/Motels — 0.3%
Starwood Hotels & Resorts Worldwide, Inc.	12,180	643,713

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.#	20,035	1,452,738

Industrial Gases — 0.5%
Airgas, Inc.	14,235	1,235,740

Instruments - Controls — 1.0%
Sensata Technologies Holding NV†#	79,567	2,443,503

Insurance - Property/Casualty — 1.5%
Arch Capital Group, Ltd.†#	18,065	690,625
Progressive Corp.#	137,464	2,987,093

		3,677,718

Internet Content - Entertainment — 1.9%
Youku, Inc. ADR†#	102,884	2,448,639
Zynga, Inc., Class A†#	253,895	1,589,383
Zynga, Inc., Class B†(2)	98,966	619,527

		4,657,549

Internet Content - Information/News — 1.6%
LinkedIn Corp., Class A†	40,227	3,865,815

Internet Infrastructure Software — 0.5%
TIBCO Software, Inc.†#	46,270	1,237,722

Internet Security — 0.5%
Symantec Corp.†	78,310	1,162,120

Machinery - Electrical — 0.5%
Schindler Holding AG	11,525	1,274,294

Machinery - General Industrial — 0.6%
Gardner Denver, Inc.#	4,765	257,691
Roper Industries, Inc.#	11,920	1,206,543

		1,464,234

Machinery - Pumps — 0.1%
Flowserve Corp.#	3,070	315,535

Medical Information Systems — 1.7%
athenahealth, Inc.†#	35,404	2,573,517
Cerner Corp.†#	20,195	1,574,402

		4,147,919

Medical Instruments — 3.9%
Edwards Lifesciences Corp.†#	12,490	1,066,271
Intuitive Surgical, Inc.†	10,244	5,358,637
St. Jude Medical, Inc.	29,650	1,139,153
Techne Corp.#	30,786	2,089,138

		9,653,199

Security Description	Shares	Value (Note 2)

Medical Products — 0.9%
Cooper Cos., Inc.#	14,850	$1,264,923
Henry Schein, Inc.†#	7,090	526,858
Sirona Dental Systems, Inc.†	9,280	396,998

		2,188,779

Medical - Biomedical/Gene — 2.0%
Halozyme Therapeutics, Inc.†#	107,125	818,435
Illumina, Inc.†#	96,003	4,133,889

		4,952,324

Medical - Drugs — 1.9%
Idenix Pharmaceuticals, Inc.†#	53,805	486,397
Ironwood Pharmaceuticals, Inc.†#	129,938	1,548,861
Medivation, Inc.†#	4,285	360,926
Valeant Pharmaceuticals International, Inc.†#	46,108	2,243,615

		4,639,799

Medical - Generic Drugs — 0.2%
Perrigo Co.#	3,990	414,521

Medical - HMO — 0.3%
Centene Corp.†	18,580	671,481

Metal Processors & Fabrication — 0.2%
Rexnord Corp.†	23,735	469,953

Metal - Diversified — 0.8%
Lynas Corp., Ltd.†	582,834	587,609
Molycorp, Inc.†#	65,268	1,284,474

		1,872,083

Metal - Iron — 0.5%
Cliffs Natural Resources, Inc.#	23,575	1,126,413

Motorcycle/Motor Scooter — 0.8%
Harley - Davidson, Inc.#	40,285	1,940,931

Multimedia — 1.1%
FactSet Research Systems, Inc.#	25,777	2,717,669

Non - Hazardous Waste Disposal — 0.9%
Covanta Holding Corp.#	114,363	1,788,637
Republic Services, Inc.#	20,865	550,002

		2,338,639

Oil & Gas Drilling — 0.7%
Ensco PLC, Class A	15,920	714,967
Rowan Cos. PLC, Class A†#	31,080	932,400

		1,647,367

Oil Companies - Exploration & Production — 3.5%
Cobalt International Energy, Inc.†#	41,455	938,956
Energy XXI Bermuda, Ltd.#	10,525	326,801
Pioneer Natural Resources Co.#	19,500	1,885,650
Plains Exploration & Production Co.†	18,700	669,273
Range Resources Corp.#	57,830	3,321,755
Ultra Petroleum Corp.†#	74,675	1,382,981

		8,525,416

Oil Field Machinery & Equipment — 0.7%
Cameron International Corp.†	40,340	1,843,135

Oil - Field Services — 0.3%
Weatherford International, Ltd.†#	64,330	772,603

Pharmacy Services — 0.4%
SXC Health Solutions Corp.†	11,450	1,027,179

Private Equity — 0.3%
KKR & Co. LP	62,220	731,085

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Publishing - Books — 1.6%
McGraw - Hill Cos., Inc.	91,784	$3,981,590

Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	62,655	1,030,675

Retail - Auto Parts — 0.2%
O’Reilly Automotive, Inc.†#	5,930	568,035

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†#	4,300	310,675

Retail - Discount — 2.2%
Dollar Tree, Inc.†	51,326	5,295,817

Retail - Gardening Products — 0.7%
Tractor Supply Co.#	18,815	1,718,750

Retail - Hypermarkets — 0.5%
Sun Art Retail Group, Ltd.†	964,000	1,189,855

Retail - Perfume & Cosmetics — 0.3%
Ulta Salon Cosmetics & Fragrance, Inc.	9,125	815,501

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	9,060	344,733

Retail - Restaurants — 1.8%
Chipotle Mexican Grill, Inc.†#	4,380	1,809,247
Dunkin’ Brands Group, Inc.#	80,854	2,625,329

		4,434,576

Retail - Sporting Goods — 0.8%
Dick’s Sporting Goods, Inc.#	42,350	1,969,275

Schools — 1.2%
DeVry, Inc.#	16,865	460,920
New Oriental Education & Technology Group ADR†#	94,506	2,505,354

		2,966,274

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.#	10,535	383,158
Linear Technology Corp.	12,970	376,389
Marvell Technology Group, Ltd.†	52,565	658,640

		1,418,187

Semiconductor Equipment — 0.4%
Lam Research Corp.†#	24,880	928,024

Steel - Producers — 0.4%
Carpenter Technology Corp.#	22,135	997,403

Telecom Equipment - Fiber Optics — 0.3%
JDS Uniphase Corp.†#	82,225	834,584

Television — 0.4%
CBS Corp., Class B	27,925	891,366

Toys — 0.4%
Hasbro, Inc.#	24,910	882,312

Transactional Software — 1.4%
Solera Holdings, Inc.#	76,102	3,378,929

Transport - Services — 1.2%
Expeditors International of Washington, Inc.#	75,346	2,881,984

Transport - Truck — 0.6%
J.B. Hunt Transport Services, Inc.#	24,070	1,375,119

Vitamins & Nutrition Products — 1.6%
Mead Johnson Nutrition Co.#	49,249	3,976,364

Web Portals/ISP — 1.7%
Charter Communications, Inc.†	6,385	400,340

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP (continued)
Dropbox, Inc.†(1)(2)(4)	89,561	$810,446
Yandex NV, Class A†	151,885	3,027,068

		4,237,854

Wireless Equipment — 2.3%
Motorola Solutions, Inc.	116,466	5,599,685

X - Ray Equipment — 0.1%
Hologic, Inc.†	18,540	310,730

Total Common Stock
(cost $228,831,783)		235,645,657

CONVERTIBLE PREFERRED STOCK — 0.8%
Auto - Cars/Light Trucks — 0.5%
Better Place LLC Series B†(1)(2)(4)	314,973	1,272,491

E - Commerce/Products — 0.2%
Peixe Urbano, Inc. Series C†(1)(2)(4)	14,214	397,992

Enterprise Software/Service — 0.1%
Workday, Inc. Series F†(1)(2)(4)	20,604	273,209

Web Portals/ISP — 0.0%
Dropbox, Inc. Series A†(1)(2)(4)	8,758	79,252

TOTAL CONVERTIBLE PREFERRED STOCK
(cost $1,607,830)		2,022,944

Total Long - Term Investment Securities
(cost $230,439,613)		237,668,601

SHORT - TERM INVESTMENT SECURITIES — 19.1%
Registered Investment Companies — 16.6%
State Street Navigator Securities Lending Prime Portfolio(5)	40,683,792	40,683,792

Time Deposits — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$6,200,000	6,200,000

Total Short - Term Investment Securities
(cost $46,883,792)		46,883,792

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $1,512,000 and collateralized by $1,450,000 of U.S. Treasury Notes, bearing interest at 2.13%, due 02/29/16 and having an approximate value of $1,544,250 (cost $1,512,000)	1,512,000	1,512,000

TOTAL INVESTMENTS
(cost $278,835,405)(6)	116.3%	286,064,393
Liabilities in excess of other assets	(16.3)	(40,026,965)

NET ASSETS	100.0%	$246,037,428

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $2,833,390 representing 1.2% of net assets.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the Mid Cap Strategic Growth Fund held the following restricted securities:

Name	Acqui sition Date	Shares	Acqui sition Cost	Value	Value Per Share	Value as a % of Net Assets
Better Place LLC Series B Conver tible Prefer red Stock	01/25/10	262,477	$787,431
	11/30/11	52,496	—

		314,973	$787,431	$1,272,491	$4.04	0.52%
Dropbox, Inc. Com mon Stock	05/01/12	89,561	810,680	810,446	9.05	0.33
Dropbox, Inc. Series A Conver tible Prefer red Stock	05/25/12	8,758	79,252	79,252	9.05	0.03
Groupon, Inc. , Class A Com mon Stock	11/02/11	179,588	1,418,296	1,846,883	10.28	0.75
Peixe Urbano, Inc. Series C Conver tible Prefer red Stock	12/02/11	14,214	467,938	397,992	28.00	0.16
Workday, Inc. Series F Conver tible Prefer red Stock	10/12/11	20,604	273,209	273,209	13.26	0.11
Zynga, Inc. , Class B Com mon Stock	02/17/11	49,483	1,388,405
	04/18/11	49,483	—

		98,966	1,388,405	619,527	6.26	0.25

				$5,299,800		2.15%

(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(5)	At May 31, 2012, the Fund had loaned securities with a total value of $40,012,138. This was secured by collateral of $40,683,792, which was received in cash and subsequently invested in short-term investments currently valued at $40,683,792 as reported in the portfolio of investments. Additional collateral of $652,092 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.59% to 5.00%	02/15/18 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41
U.S. Treasury Notes	1.75% to 2.38%	01/31/14 to 10/31/14

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Commercial Services	$12,866,150	$—	$—	$12,866,150
Other Industries*	220,122,178	1,846,883	810,446	222,779,507
Convertible Preferred Stock	—	—	2,022,944	2,022,944
Short-Term Investment Securities:
Registered Investment Companies	40,683,792	—	—	40,683,792
Time Deposits	—	6,200,000	—	6,200,000
Repurchase Agreement	—	1,512,000	—	1,512,000

Total	$273,672,120	$9,558,883	$2,833,390	$286,064,393

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock	Preferred Stock
Balance as of 5/31/2011	$—	$3,532,844	$1,388,406
Accrued discounts	—	—	—
Accrued premiums	—	—	—
Realized gain	—	—	—
Realized loss	—	—	—
Change in unrealized appreciation(1)	—	485,060	—
Change in unrealized depreciation(1)	(233)	(1,397,063)	—
Net purchases	810,679	820,399	—
Net sales	—	(1,418,296)	(1,388,406)
Transfers into Level 3(2)	—	—	—
Transfers out of Level 3(2)	—	—	—

Balance as of 5/31/2012	$810,446	$2,022,944	$—

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock	Convertible Preferred Stock	Preferred Stock
$(233)	$415,114	$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Money Market I Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

U.S. Government Agencies	34.2%
Repurchase Agreement	21.9
Foreign Bank	10.0
U.S. Government Treasuries	9.9
Money Center Banks	7.8
Diversified Financial Services	6.6
Commercial Banks — Canadian	4.4
Super-Regional Banks — US	3.9
Commercial Banks	2.0
Finance	1.5

102.2%

Weighted Average Days to Maturity	52.7

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 80.3%
Certificates of Deposit — 22.4%
Citibank NA 0.25% due 06/04/12	$8,140,000	$8,140,000
Citibank NA 0.25% due 06/18/12	8,180,000	8,180,000
Deutsche Bank AG NY FRS 0.47% due 03/15/13	8,000,000	8,000,000
Nordea Bank Finland PLC NY FRS 0.87% due 09/13/12	9,000,000	9,010,636
Rabobank Nederland NV NY FRS 0.57% due 01/18/13	8,190,000	8,190,000
Royal Bank of Canada NY FRS 0.37% due 06/18/12	9,250,000	9,250,000
Royal Bank of Canada NY FRS 0.48% due 07/09/12	8,000,000	8,000,155
Royal Bank of Canada NY 0.55% due 11/07/12	650,000	650,427
State Street Bank and Trust Co. 0.20% due 08/28/12	8,000,000	8,000,000
Svenska Handelsbanken NY 0.26% due 07/02/12	7,600,000	7,600,000
Svenska Handelsbanken NY 0.26% due 08/17/12	8,190,000	8,190,000
UBS AG Stamford CT 0.41% due 06/26/12	8,190,000	8,191,137

Total Certificates of Deposit
(amortized cost $91,402,355)		91,402,355

Commercial Paper — 3.9%
Barclays US Funding LLC 0.15% due 06/01/12	8,120,000	8,120,000
UBS Finance Delaware LLC 0.40% due 06/04/12	8,000,000	7,999,733

Total Commercial Paper
(amortized cost $16,119,733)		16,119,733

U.S. Corporate Bonds & Notes — 9.9%
Bank of America NA 0.45% due 06/11/12	8,000,000	8,000,000
Bank of America NA 0.45% due 07/24/12	8,050,000	8,050,000
Citigroup Funding, Inc. FRS FDIC Guar. Notes 0.52% due 07/12/12	2,720,000	2,721,280
General Electric Capital Corp. FRS 0.60% due 11/01/12	960,000	960,972
General Electric Capital Corp. FRS 0.64% due 07/27/12	4,260,000	4,261,307
General Electric Capital Corp. FDIC Guar. Notes 2.00% due 09/28/12	500,000	502,941
General Electric Capital Corp. 3.50% due 08/13/12	550,000	553,419
JPMorgan Chase & Co. FRS 1.12% due 02/26/13	10,760,000	10,814,633
JPMorgan Chase & Co. 5.38% due 10/01/12	4,460,000	4,532,277

Total U.S. Corporate Bonds & Notes
(amortized cost $40,396,829)		40,396,829

U.S. Government Agencies — 34.2%
Federal Farm Credit Bank 0.07% due 08/24/12	5,000,000	4,999,183
0.19% due 01/28/13	2,900,000	2,896,311
Federal Farm Credit Bank FRS 0.19% due 09/24/12	1,870,000	1,870,176

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
0.21% due 08/06/13	$8,120,000	$8,119,054
0.22% due 10/19/12	7,000,000	6,999,732
0.22% due 02/11/13	16,000,000	16,000,000
0.23% due 08/17/12	2,400,000	2,399,949
0.24% due 03/06/13	4,900,000	4,900,935
0.25% due 11/13/12	2,000,000	2,000,461
Federal Home Loan Bank 0.11% due 08/01/12	4,200,000	4,199,217
0.12% due 06/25/12	4,450,000	4,449,644
0.13% due 07/27/12	1,600,000	1,599,676
0.18% due 02/15/13	4,550,000	4,548,938
0.21% due 04/08/13	4,100,000	4,092,562
Federal Home Loan Bank FRS 0.18% due 11/01/12	3,210,000	3,210,708
0.22% due 07/13/12	9,000,000	8,999,948
0.22% due 04/09/13	10,500,000	10,500,000
Federal Home Loan Mtg. Corp. 0.07% due 06/04/12	4,146,000	4,145,976
0.12% due 06/20/12	4,900,000	4,899,690
0.13% due 07/16/12	4,900,000	4,899,204
1.13% due 07/27/12	8,100,000	8,112,408
Federal Home Loan Mtg. Corp. FRS 0.18% due 05/16/13	1,500,000	1,500,000
0.19% due 02/04/13	2,930,000	2,931,207
0.30% due 10/12/12	1,000,000	1,000,146
Federal National Mtg. Assoc. 0.07% due 06/18/12	5,500,000	5,499,818
0.08% due 06/18/12	3,250,000	3,249,877
Federal National Mtg. Assoc. FRS 0.23% due 07/26/12	1,300,000	1,300,242
0.43% due 12/20/12	10,350,000	10,367,579

Total U.S. Government Agencies
(amortized cost $139,692,641)		139,692,641

U.S. Government Treasuries — 9.9%
United States Treasury Bills 0.17% due 03/07/13	3,000,000	2,996,047
0.18% due 04/04/13	12,100,000	12,081,309
United States Treasury Notes 1.38% due 01/15/13	8,190,000	8,250,606
1.38% due 02/15/13	8,250,000	8,319,026
1.88% due 06/15/12	3,630,000	3,632,285
3.88% due 02/15/13	5,100,000	5,233,023

Total U.S. Government Treasuries
(amortized cost $40,512,296)		40,512,296

Total Short-Term Investment Securities — 80.3%
(amortized cost $328,123,854)		328,123,854

REPURCHASE AGREEMENT — 21.9%
UBS Securities LLC Joint Repurchase Agreement(1)
(cost $89,375,000)	89,375,000	89,375,000

TOTAL INVESTMENTS —
(amortized cost $417,498,854)(2)	102.2%	417,498,854
Liabilities in excess of other assets	(2.2)	(9,011,587)

NET ASSETS	100.0%	$408,487,267

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at May 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

VALIC Company I Money Market I Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Short-Term Investment Securities:
Certificates of Deposit	$—	$91,402,355	$—	$91,402,355
Commercial Paper	—	16,119,733		16,119,733
U.S. Corporate Bonds & Notes	—	40,396,829	—	40,396,829
U.S. Government Agencies	—	139,692,641	—	139,692,641
U.S. Government Treasuries	—	40,512,296	—	40,512,296
Repurchase Agreement	—	89,375,000	—	89,375,000

Total	$—	$417,498,854	$—	$417,498,854

See Notes to Financial Statements

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Computers	19.1%
Applications Software	9.8
Electronic Components — Semiconductors	7.6
Web Portals/ISP	6.7
Medical — Biomedical/Gene	6.4
Enterprise Software/Service	5.1
E-Commerce/Products	5.1
Registered Investment Companies	5.0
Repurchase Agreements	4.8
Semiconductor Components — Integrated Circuits	4.0
Cable/Satellite TV	3.1
Networking Products	3.0
Multimedia	1.9
Retail — Discount	1.7
E-Commerce/Services	1.6
Pharmacy Services	1.4
Retail — Restaurants	1.4
Commercial Services — Finance	1.2
Computers — Memory Devices	1.0
Semiconductor Equipment	0.9
Cellular Telecom	0.8
Computer Services	0.7
Medical Instruments	0.7
Medical — Generic Drugs	0.6
Entertainment Software	0.6
Transport — Services	0.6
Distribution/Wholesale	0.6
Retail — Bedding	0.6
Internet Security	0.6
Food — Retail	0.5
Electronic Forms	0.5
Retail — Apparel/Shoe	0.5
Auto — Heavy Duty Trucks	0.5
Medical Information Systems	0.4
Electronic Components — Misc.	0.4
U.S. Government Treasuries	0.4
Beverages — Non-alcoholic	0.4
Retail — Auto Parts	0.4
Toys	0.4
Casino Hotels	0.4
Data Processing/Management	0.3
Retail — Office Supplies	0.3
Chemicals — Specialty	0.3
Internet Infrastructure Software	0.3
Hazardous Waste Disposal	0.3
Computer Aided Design	0.2
Radio	0.2
Medical Products	0.2
Telecom Services	0.2
Dental Supplies & Equipment	0.2
Retail — Major Department Stores	0.2
Computer Software	0.2
Therapeutics	0.2
Mining	0.1
Schools	0.1
Coffee	0.1

104.8%

*	Calculated as a percentage of net assets

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.6%
Applications Software — 9.8%
Check Point Software Technologies, Ltd.†#	11,400	$584,136
Citrix Systems, Inc.†	10,192	744,831
Intuit, Inc.#	16,196	910,701
Microsoft Corp.	460,842	13,451,978
Nuance Communications, Inc.†#	16,926	350,199

		16,041,845

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.#	19,600	736,372

Beverages - Non-alcoholic — 0.4%
Monster Beverage Corp.†	9,572	694,927

Cable/Satellite TV — 3.1%
Comcast Corp., Class A	115,089	3,327,223
DIRECTV, Class A†#	37,141	1,650,917

		4,978,140

Casino Hotels — 0.4%
Wynn Resorts, Ltd.#	5,520	568,781

Cellular Telecom — 0.8%
Vodafone Group PLC ADR	48,073	1,287,876

Chemicals - Specialty — 0.3%
Sigma-Aldrich Corp.#	6,631	459,992

Coffee — 0.1%
Green Mountain Coffee Roasters, Inc.†#	8,504	200,694

Commercial Services - Finance — 1.2%
Automatic Data Processing, Inc.	26,943	1,405,077
Paychex, Inc.#	19,904	596,523

		2,001,600

Computer Aided Design — 0.2%
Autodesk, Inc.†#	12,406	397,240

Computer Services — 0.7%
Cognizant Technology Solutions Corp., Class A†	16,660	970,445
Infosys, Ltd. ADR#	4,446	187,177

		1,157,622

Computer Software — 0.2%
Akamai Technologies, Inc.†	9,764	286,476

Computers — 19.1%
Apple, Inc.†	51,207	29,583,820
Dell, Inc.†#	98,668	1,216,577
Research In Motion, Ltd.†#	28,598	295,417

		31,095,814

Computers - Memory Devices — 1.0%
NetApp, Inc.†#	19,695	586,123
SanDisk Corp.†	13,312	435,303
Seagate Technology PLC#	24,644	577,409

		1,598,835

Data Processing/Management — 0.3%
Fiserv, Inc.†#	7,611	513,210

Dental Supplies & Equipment — 0.2%
DENTSPLY International, Inc.#	7,801	288,637

Distribution/Wholesale — 0.6%
Fastenal Co.#	16,217	717,278
Fossil, Inc.†#	3,393	248,232

		965,510

Security Description	Shares	Value (Note 2)

E - Commerce/Products — 5.1%
Amazon.com, Inc.†	24,993	$5,321,260
eBay, Inc.†#	70,680	2,769,949
Netflix, Inc.†#	3,043	193,048

		8,284,257

E - Commerce/Services — 1.6%
Ctrip.com International, Ltd. ADR†#	8,107	149,169
Expedia, Inc.#	6,637	304,572
Liberty Interactive Corp., Class A†	29,982	502,498
priceline.com, Inc.†#	2,734	1,710,090

		2,666,329

Electronic Components - Misc. — 0.4%
Flextronics International, Ltd.†	37,733	242,246
Garmin, Ltd.#	10,688	459,156

		701,402

Electronic Components - Semiconductors — 7.6%
Altera Corp.#	17,705	591,524
Avago Technologies, Ltd.	13,388	443,143
Broadcom Corp., Class A†	27,021	874,129
Intel Corp.#	274,393	7,090,315
Microchip Technology, Inc.#	10,547	327,168
Micron Technology, Inc.†#	54,253	316,838
NVIDIA Corp.†	33,537	416,865
Texas Instruments, Inc.	62,884	1,790,936
Xilinx, Inc.#	14,380	459,729

		12,310,647

Electronic Forms — 0.5%
Adobe Systems, Inc.†#	27,120	842,076

Enterprise Software/Service — 5.1%
BMC Software, Inc.†	9,018	381,642
CA, Inc.#	26,671	663,308
Oracle Corp.	276,031	7,306,540

		8,351,490

Entertainment Software — 0.6%
Activision Blizzard, Inc.#	61,670	724,006
Electronic Arts, Inc.†	18,200	247,884

		971,890

Food - Retail — 0.5%
Whole Foods Market, Inc.	10,015	887,429

Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†#	4,654	406,108

Internet Infrastructure Software — 0.3%
F5 Networks, Inc.†	4,348	449,931

Internet Security — 0.6%
Symantec Corp.†	40,062	594,520
VeriSign, Inc.†#	8,760	334,895

		929,415

Medical Information Systems — 0.4%
Cerner Corp.†#	9,318	726,431

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	2,160	1,129,896

Medical Products — 0.2%
Henry Schein, Inc.†#	4,930	366,348

Medical - Biomedical/Gene — 6.4%
Alexion Pharmaceuticals, Inc.†#	10,215	925,173

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Amgen, Inc.	43,466	$3,021,756
Biogen Idec, Inc.†	13,111	1,714,263
Celgene Corp.†	24,100	1,644,825
Gilead Sciences, Inc.†	41,593	2,077,570
Life Technologies Corp.†#	9,790	400,509
Vertex Pharmaceuticals, Inc.†	11,551	693,522

		10,477,618

Medical - Generic Drugs — 0.6%
Mylan, Inc.†	23,448	508,118
Perrigo Co.#	5,123	532,229

		1,040,347

Mining — 0.1%
Randgold Resources, Ltd. ADR#	3,060	242,811

Multimedia — 1.9%
News Corp., Class A#	92,024	1,766,861
Viacom, Inc., Class B	26,842	1,281,168

		3,048,029

Networking Products — 3.0%
Cisco Systems, Inc.	295,809	4,830,561

Pharmacy Services — 1.4%
Express Scripts Holding Co.†	44,163	2,304,867

Radio — 0.2%
Sirius XM Radio, Inc.†#	206,247	389,807

Retail - Apparel/Shoe — 0.5%
Ross Stores, Inc.	12,557	793,979

Retail - Auto Parts — 0.4%
O’Reilly Automotive, Inc.†#	6,991	669,668

Retail - Bedding — 0.6%
Bed Bath & Beyond, Inc.†#	13,248	957,168

Retail - Discount — 1.7%
Costco Wholesale Corp.	23,886	2,063,512
Dollar Tree, Inc.†	6,536	674,384

		2,737,896

Retail - Major Department Stores — 0.2%
Sears Holdings Corp.†#	5,837	288,348

Retail - Office Supplies — 0.3%
Staples, Inc.#	38,121	500,910

Retail - Restaurants — 1.4%
Starbucks Corp.	41,379	2,271,293

Schools — 0.1%
Apollo Group, Inc., Class A†#	6,914	220,003

Semiconductor Components - Integrated Circuits — 4.0%
Linear Technology Corp.	12,575	364,927
Marvell Technology Group, Ltd.	32,046	401,536
Maxim Integrated Products, Inc.#	16,024	403,164
QUALCOMM, Inc.	92,896	5,323,870

		6,493,497

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	70,910	732,500
KLA-Tencor Corp.#	9,156	419,620
Lam Research Corp.†	6,584	245,583

		1,397,703

Security Description	Shares/ Principal Amount	Value (Note 2)

Telecom Services — 0.2%
Virgin Media, Inc.#	15,323	$337,566

Therapeutics — 0.2%
Warner Chilcott PLC, Class A†	13,693	258,250

Toys — 0.4%
Mattel, Inc.#	18,617	579,547

Transport - Services — 0.6%
C.H. Robinson Worldwide, Inc.#	8,970	522,592
Expeditors International of Washington, Inc.	11,647	445,498

		968,090

Web Portals/ISP — 6.7%
Baidu, Inc. ADR†	14,894	1,754,066
Google, Inc., Class A†	14,167	8,229,044
Yahoo!, Inc.†	66,662	1,015,929

		10,999,039

Total Long - Term Investment Securities
(cost $116,781,724)		154,104,217

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Registered Investment Companies — 5.0%
State Street Navigator Securities Lending Prime Portfolio(1)	8,114,154	8,114,154

U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.08% due 06/14/12(2)	$698,000	697,981

Total Short-Term Investment Securities
(cost $8,812,135)		8,812,135

REPURCHASE AGREEMENT — 4.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $7,864,000)	7,864,000	7,864,000

TOTAL INVESTMENTS
(cost $133,457,859)(4)	104.8%	170,780,352
Liabilities in excess of other assets	(4.8)	(7,797,755)

NET ASSETS —	100.0%	$162,982,597

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $8,231,821. This was secured by $8,114,154, which was received in cash and subsequently invested in short-term investment currently valued at $8,114,154 as reported in the portfolio of investments. Additional collateral of $450,867 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Bank	2.36%	09/01/35
Federal Home Loan Mtg. Corp.	0.35% to 5.00%	01/10/13 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	0.38% to 6.63%	06/30/13 to 08/15/40

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreement
(4)	See Note 5 for cost of investments on a tax basis

ADR—American Depositary Receipt

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
174	Long	NASDAQ 100 E-mini Index	June 2012	$9,355,018	$8,783,520	$(571,498)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$16,041,845	$—	$—	$16,041,845
Computers	31,095,814	—	—	31,095,814
E-Commerce/Products	8,284,257	—	—	8,284,257
Electronic Components - Semiconductors	12,310,647	—	—	12,310,647
Enterprise Software/Service	8,351,490	—	—	8,351,490
Medical - Biomedical/Gene	10,477,618	—	—	10,477,618
Web Portals/ISP	10,999,039	—	—	10,999,039
Other Industries*	56,543,507	—	—	56,543,507
Short-Term Investment Securities:
Registered Investment Companies	8,114,154	—	—	8,114,154
U.S. Government Treasuries	—	697,981	—	697,981
Repurchase Agreement	—	7,864,000	—	7,864,000

Total	$162,218,371	$8,561,981	$—	$170,780,352

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$571,498	$—	$—	$571,498

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Computers	13.3%
Applications Software	11.1
Electronic Components — Semiconductors	10.2
Registered Investment Companies	9.3
Web Portals/ISP	6.3
Semiconductor Components — Integrated Circuits	5.7
Enterprise Software/Service	4.6
Commercial Services — Finance	4.4
Computers — Memory Devices	3.7
E-Commerce/Products	3.5
Repurchase Agreements	3.4
Computer Services	3.0
Semiconductor Equipment	2.9
E-Commerce/Services	2.3
Networking Products	2.1
Telecom Equipment — Fiber Optics	1.8
Toys	1.4
Web Hosting/Design	1.4
Telecommunication Equipment	1.3
Electric Products — Misc.	1.1
Entertainment Software	1.0
Internet Content — Information/News	1.0
Computer Aided Design	0.9
Internet Infrastructure Software	0.9
Internet Content — Entertainment	0.8
Internet Application Software	0.8
Consulting Services	0.7
Agricultural Chemicals	0.7
Wireless Equipment	0.7
Data Processing/Management	0.6
Electronic Components — Misc.	0.6
Medical Products	0.6
Computers — Integrated Systems	0.5
Cable/Satellite TV	0.5
Computer Software	0.5
E-Services/Consulting	0.5
Computers — Periphery Equipment	0.4
Internet Security	0.4
Electronic Measurement Instruments	0.4
Virtual Reality Products	0.4
Multimedia	0.3
Commercial Services	0.3
Internet Connectivity Services	0.3
Miscellaneous Manufacturing	0.3
Electronic Security Devices	0.3
Medical Information Systems	0.3
Cellular Telecom	0.2
Auto — Cars/Light Trucks	0.2
Computer Data Security	0.2
Electronic Parts Distribution	0.2
Electronic Forms	0.2
Metal Processors & Fabrication	0.2
Time Deposits	0.2
Advanced Materials	0.1
Communications Software	0.1
Television	0.1

109.2%

*	Calculated as a percentage of net assets

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 95.6%
Advanced Materials — 0.1%
STR Holdings, Inc.†#	251,600	$961,112

Agricultural Chemicals — 0.7%
Monsanto Co.	63,230	4,881,356

Applications Software — 11.1%
Check Point Software Technologies, Ltd.†#	27,000	1,383,480
Citrix Systems, Inc.†	72,907	5,328,044
Intuit, Inc.#	117,585	6,611,804
Microsoft Corp.	1,914,580	55,886,590
Red Hat, Inc.†#	57,742	2,966,784
Salesforce.com, Inc.†#	51,593	7,151,822

		79,328,524

Auto - Cars/Light Trucks — 0.2%
Tesla Motors, Inc.†#	48,756	1,438,302

Cable/Satellite TV — 0.5%
Comcast Corp., Class A#	117,200	3,388,252

Cellular Telecom — 0.2%
China Unicom Hong Kong, Ltd.	1,080,000	1,469,397

Commercial Services — 0.3%
ExlService Holdings, Inc.†#	51,946	1,125,670
RPX Corp.†	83,700	1,115,721

		2,241,391

Commercial Services - Finance — 4.4%
Alliance Data Systems Corp.†#	45,173	5,691,798
Automatic Data Processing, Inc.	129,085	6,731,783
Mastercard, Inc., Class A	4,225	1,717,505
Vantiv, Inc., Class A†#	30,800	683,144
Visa, Inc., Class A#	135,441	15,602,803
Western Union Co.	76,290	1,251,156

		31,678,189

Communications Software — 0.1%
Audience, Inc.†	32,300	572,356

Computer Aided Design — 0.9%
Aspen Technology, Inc.†#	103,275	2,282,377
Autodesk, Inc.†#	126,000	4,034,520

		6,316,897

Computer Data Security — 0.2%
Fortinet, Inc.†	64,080	1,361,700

Computer Services — 3.0%
Accenture PLC, Class A#	98,598	5,629,946
Cognizant Technology Solutions Corp., Class A†	44,960	2,618,920
International Business Machines Corp.#	67,659	13,051,421

		21,300,287

Computer Software — 0.5%
Akamai Technologies, Inc.†	114,300	3,353,562

Computers — 13.3%
Advantech Co., Ltd.	600,000	2,050,388
Apple, Inc.†	143,516	82,913,499
Dell, Inc.†#	835,475	10,301,407

		95,265,294

Computers - Integrated Systems — 0.5%
Riverbed Technology, Inc.†#	94,870	1,555,868
Teradata Corp.†	32,612	2,168,046

		3,723,914

Computers - Memory Devices — 3.7%
EMC Corp.†	598,231	14,267,809

Security Description	Shares	Value (Note 2)

Computers - Memory Devices (continued)
Fusion - io, Inc.†#	159,470	$3,329,733
NetApp, Inc.†	86,785	2,582,722
SanDisk Corp.†#	126,560	4,138,512
Seagate Technology PLC#	56,220	1,317,235
Western Digital Corp.†#	21,030	660,132

		26,296,143

Computers - Periphery Equipment — 0.4%
Synaptics, Inc.†#	112,300	3,011,886

Consulting Services — 0.7%
Genpact, Ltd.†	203,212	3,168,075
Huron Consulting Group, Inc.†#	62,105	1,941,402

		5,109,477

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	24,215	1,134,957
Fidelity National Information Services, Inc.	65,270	2,139,551
Fiserv, Inc.†	20,170	1,360,063

		4,634,571

E - Commerce/Products — 3.5%
Amazon.com, Inc.†	63,010	13,415,459
eBay, Inc.†#	287,200	11,255,368
Netflix, Inc.†	7,284	462,097

		25,132,924

E - Commerce/Services — 2.2%
Ctrip.com International, Ltd. ADR†#	53,900	991,760
Groupon, Inc.†#	94,510	1,004,340
Groupon, Inc., Class A†(1)(2)(3)	159,436	1,639,640
priceline.com, Inc.†#	19,860	12,422,232

		16,057,972

E - Services/Consulting — 0.5%
Sapient Corp.#	292,694	3,219,634

Electric Products - Misc. — 1.1%
Hitachi, Ltd.	1,006,000	5,764,344
Nidec Corp.#	25,100	2,050,026

		7,814,370

Electronic Components - Misc. — 0.6%
AAC Technologies Holdings, Inc.#	383,600	1,213,338
Hon Hai Precision Industry Co., Ltd.	632,000	1,852,720
TE Connectivity, Ltd.	42,730	1,342,577

		4,408,635

Electronic Components - Semiconductors — 10.2%
Advanced Micro Devices, Inc.†#	487,890	2,966,371
Avago Technologies, Ltd.	34,150	1,130,365
Broadcom Corp., Class A†	203,435	6,581,122
Cavium, Inc.†#	25,500	617,355
Cree, Inc.†#	56,600	1,418,962
Fairchild Semiconductor International, Inc.†#	131,000	1,730,510
First Solar, Inc.†#	345,400	4,338,224
Intel Corp.#	504,455	13,035,117
International Rectifier Corp.†#	28,500	536,940
Intersil Corp., Class A#	134,100	1,414,755
MEMC Electronic Materials, Inc.†#	209,300	349,531
Micron Technology, Inc.†#	749,385	4,376,409
NVIDIA Corp.†#	472,500	5,873,175
ON Semiconductor Corp.†#	597,600	4,027,824
PMC - Sierra, Inc.†#	374,100	2,386,758
Rovi Corp.†	91,403	2,232,975
Samsung Electronics Co., Ltd.	3,049	3,128,438
Samsung Electronics Co., Ltd. GDR	16,980	8,676,780

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electronic Components - Semiconductors (continued)
Skyworks Solutions, Inc.†#	199,203	$5,350,593
Texas Instruments, Inc.	105,950	3,017,456

		73,189,660

Electronic Forms — 0.2%
Adobe Systems, Inc.†#	40,900	1,269,945

Electronic Measurement Instruments — 0.4%
National Instruments Corp.#	22,000	572,880
Trimble Navigation, Ltd.†	50,670	2,389,850

		2,962,730

Electronic Parts Distribution — 0.2%
Synnex Technology International Corp.	594,000	1,327,385

Electronic Security Devices — 0.3%
Taser International, Inc.†#	381,000	2,049,780

Enterprise Software/Service — 4.6%
Ariba, Inc.†#	97,180	4,366,298
hiSoft Technology International, Ltd. ADR†	147,340	1,922,787
MicroStrategy, Inc., Class A†#	26,350	3,214,173
Oracle Corp.#	891,339	23,593,743

		33,097,001

Entertainment Software — 1.0%
Activision Blizzard, Inc.#	88,226	1,035,773
Electronic Arts, Inc.†#	363,276	4,947,819
UBISOFT Entertainment†	223,020	1,493,264

		7,476,856

Internet Application Software — 0.8%
RealNetworks, Inc.#	172,824	1,529,493
Splunk, Inc.†#	62,400	2,031,744
Tencent Holdings, Ltd.	68,600	1,886,123

		5,447,360

Internet Connectivity Services — 0.3%
M3, Inc.#	499	2,219,264

Internet Content - Entertainment — 0.8%
Facebook, Inc., Class A†(1)(2)(3)	27,654	777,630
Facebook, Inc., Class B†(1)(2)(3)	47,699	1,341,296
NetEase, Inc. ADR†	54,305	3,386,460
Renren, Inc. ADR†#	1,156	5,491
Youku.com, Inc. Class A(1)(2)	16	21

		5,510,898

Internet Content - Information/News — 0.6%
Angie’s List, Inc.†#	95,832	1,223,775
Kakaku.com, Inc.#	90,100	2,809,013

		4,032,788

Internet Infrastructure Software — 0.9%
F5 Networks, Inc.†	9,720	1,005,826
TIBCO Software, Inc.†#	192,155	5,140,146

		6,145,972

Internet Security — 0.4%
VeriSign, Inc.†#	78,680	3,007,936

Medical Information Systems — 0.3%
athenahealth, Inc.†#	25,970	1,887,759

Medical Products — 0.6%
Hospira, Inc.†#	91,400	2,857,164
Stryker Corp.#	27,600	1,420,020

		4,277,184

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.2%
Catcher Technology Co., Ltd. GDR	39,745	$1,262,301

Miscellaneous Manufacturing — 0.3%
Hiwin Technologies Corp.	212,000	2,123,693

Multimedia — 0.3%
Walt Disney Co.#	49,300	2,253,503

Networking Products — 2.1%
Acme Packet, Inc.†#	73,500	1,681,680
Calix, Inc.†#	129,590	1,040,608
Cisco Systems, Inc.	687,100	11,220,343
Ixia†#	93,600	990,288

		14,932,919

Semiconductor Components - Integrated Circuits — 5.7%
Analog Devices, Inc.#	39,810	1,447,890
Atmel Corp.†#	492,400	3,446,800
Cypress Semiconductor Corp.†#	152,000	2,004,880
Linear Technology Corp.#	61,600	1,787,632
Marvell Technology Group, Ltd.	350,500	4,391,765
Maxim Integrated Products, Inc.	62,380	1,569,481
QUALCOMM, Inc.	333,597	19,118,444
Taiwan Semiconductor Manufacturing Co., Ltd.	1,178,000	3,358,610
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	168,400	2,312,132
TriQuint Semiconductor, Inc.†#	241,700	1,259,257

		40,696,891

Semiconductor Equipment — 2.9%
Applied Materials, Inc.#	287,000	2,964,710
ASM Pacific Technology, Ltd.#	168,900	2,076,011
ASML Holding NV	112,130	5,136,675
Lam Research Corp.†#	215,380	8,033,674
Tokyo Electron, Ltd.	62,500	2,823,507

		21,034,577

Telecom Equipment - Fiber Optics — 1.8%
Ciena Corp.†#	84,900	1,150,395
Finisar Corp.†#	253,300	3,634,855
IPG Photonics Corp.†#	93,000	3,980,400
JDS Uniphase Corp.†#	374,300	3,799,145

		12,564,795

Telecommunication Equipment — 1.3%
Alcatel - Lucent ADR†#	2,080,600	3,266,542
Juniper Networks, Inc.†#	361,345	6,215,134

		9,481,676

Television — 0.1%
Phoenix New Media, Ltd. ADR†#	97,836	485,266

Toys — 1.4%
Nintendo Co., Ltd.	87,500	10,194,934

Virtual Reality Products — 0.4%
RealD, Inc.†#	231,200	2,767,464

Web Hosting/Design — 1.4%
Equinix, Inc.†#	43,130	7,034,934
Rackspace Hosting, Inc.†#	52,850	2,614,490

		9,649,424

Web Portals/ISP — 6.1%
Baidu, Inc. ADR†	90,700	10,681,739
Bitauto Holdings, Ltd. ADR†#	14,900	57,365
Dropbox, Inc.†(1)(2)(4)	158,291	1,432,391
Google, Inc., Class A†	48,406	28,117,109
SINA Corp.†#	66,121	3,522,266

		43,810,870

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Wireless Equipment — 0.7%
Aruba Networks, Inc.†#	287,100	$3,772,494
Motorola Solutions, Inc.	20,140	968,331

		4,740,825

Total Common Stock
(cost $676,993,273)		682,867,801

CONVERTIBLE PREFERRED STOCK — 0.7%
Computers - Integrated Systems — 0.0%
Silver Spring Networks, Inc. Series E 8.00%(1)(2)(4)	46,800	351,000

E - Commerce/Services — 0.1%
Coupons.com, Inc.†(1)(2)(4)	108,436	595,677

Human Resources — 0.0%
Workday, Inc. Series F†(1)(2)(4)	11,745	155,739

Internet Content - Information/News — 0.4%
Twitter, Inc., Series E(1)(2)(4)	184,162	2,946,592

Web Portals/ISP — 0.2%
Dropbox, Inc. Class A-1†(1)(2)(4)	60,803	550,212
Dropbox, Inc. Series A†(1)(2)(4)	71,096	643,355

		1,193,567

Total Convertible Preferred Stock
(cost $2,780,903)		5,242,575

WARRANTS† — 0.0%
Entertainment Software — 0.0%
UBISOFT Entertainment Expires 10/10/13 (Strike price $7.00) (cost $0)	38,620	1,003

Total Long-Term Investment Securities
(cost $679,774,176)		688,111,379

SHORT-TERM INVESTMENT SECURITIES — 9.5%
Registered Investment Companies — 9.3%
State Street Navigator Securities Lending Prime Portfolio(5)	65,028,880	65,028,880
T. Rowe Price Reserve Investment Fund	1,418,112	1,418,112

		66,446,992

Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co 0.01% due 06/01/12.	969,000	969,000

Total Short-Term Investment Securities
(cost $67,415,992)		67,415,992

REPURCHASE AGREEMENT — 3.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $24,487,007 and collateralized by $23,455,000 of United States Treasury Notes, bearing interest at 2.13%, due 02/29/16 and having an approximate value of $24,979,575 (cost $24,487,000)	$24,487,000	24,487,000

TOTAL INVESTMENTS
(cost $771,677,168)(6)	109.2%	780,014,371
Liabilities in excess of other assets	(9.2)	(65,896,266)

NET ASSETS —	100.0%	$714,118,105

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the Science & Technology Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Coupons.com, Inc. Convertible Preferred Stock	06/01/11	54,218	$595,677
	08/18/11	54,218	—

		108,436	595,677	$595,677	$5.49	0.08%

Dropbox, Inc. Common Stock	05/01/12	158,291	1,432,780	1,432,391	9.05	0.20%
Dropbox, Inc. Class A-1 Convertible Preferred Stock	05/01/12	60,803	550,212	550,212	9.05	0.08%
Dropbox, Inc. Series A Convertible Preferred Stock	05/01/12	71,096	643,355	643,355	9.05	0.09%
FaceBook Inc. Class A Common Stock	08/12/11	19,154	596,592
	12/29/11	8,500	231,625

		27,654	828,217	777,630	28.12	0.11%

FaceBook Inc. Class B Common Stock	03/31/11	41,658	1,041,450
	05/19/11	1,988	49,700
	05/19/11	4,053	101,609

		47,699	1,192,759	1,341,296	28.12	0.19%

Groupon, Inc., Class A Common Stock	12/17/10	159,436	1,259,146	1,639,640	10.28	0.23%
Silver Spring Networks, Inc. , Series E Convertible Preferred Stock	12/11/09	46,800	468,000	351,000	7.50	0.05%
Twitter, Inc. Series E Convertible Preferred Stock	09/24/09	23,021
	01/11/11	46,040
	08/22/11	115,101

		184,162	367,920	2,946,592	16.00	0.41%

Workday, Inc. Series F Convertible Preferred Stock	10/13/11	11,745	155,739	155,739	13.26	0.02%
Youku.Com, Inc. Class A Common Stock	07/11/11	16	0	21	1.31	0.00%

				$10,433,553		1.46%

(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $10,433,553 representing 1.5% of net assets.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs (see Note 2).
(4)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

(5)	At May 31, 2012, the Fund had loaned securities with a total value of $62,881,449. This was secured by collateral of $65,028,880, which was received in cash and subsequently invested in short-term investments currently valued at $65,028,880 as reported in the portfolio of investments. Additional collateral of $208,362 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s other assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Mtg. Corp.	0.38% to 5.00%	01/10/13 to 06/15/40
Federal National Mtg. Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	0.38% to 4.88%	06/30/12 to 02/15/18
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$79,328,524	$—	$—	$79,328,524
Computers	95,265,294	—	—	95,265,294
Electronic Components - Semiconductors	73,189,660	—	—	73,189,660
Semiconductor Components - Integrated Circuits	40,696,891	—	—	40,696,891
Web Portals/ISP	42,378,479	—	1,432,391	43,810,870
Other Industries*	346,817,975	3,758,587	—	350,576,562
Convertible Preferred Stock	—	—	5,242,575	5,242,575
Warrants	1,003	—	—	1,003
Short-Term Investment Securities:
Registered Investment Companies	66,446,992	—	—	66,446,992
Time Deposits	—	969,000	—	969,000
Repurchase Agreement	—	24,487,000	—	24,487,000

Total	$744,124,818	$29,214,587	$6,674,966	$780,014,371

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2011	$3,059,593	$5,322,924
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	488,265
Realized loss	(5,754,683)	—
Change in unrealized appreciation(1)	4,190,180	1,504,649
Change in unrealized depreciation(1)	(11,155)	(1,178,198)
Net purchases	1,432,799	1,944,983
Net sales	(143,047)	(2,840,048)
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	(1,341,296)	—

Balance as of 05/31/2012	$1,432,391	$5,242,575

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock	Convertible Preferred Stock
$(408)	$1,504,649

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	10.7%
Enterprise Software/Service	5.0
Medical — Drugs	4.3
Oil Companies — Exploration & Production	3.8
Medical — Biomedical/Gene	3.4
Aerospace/Defense — Equipment	3.0
Transport — Truck	2.9
Applications Software	2.9
Electronic Components — Semiconductors	2.9
Distribution/Wholesale	2.8
Medical Products	2.2
Repurchase Agreements	2.2
Dental Supplies & Equipment	2.2
Consulting Services	2.1
Medical Instruments	1.9
Retail — Apparel/Shoe	1.9
Finance — Other Services	1.9
Insurance — Property/Casualty	1.9
Retail — Vitamins & Nutrition Supplements	1.7
Apparel Manufacturers	1.7
Computer Aided Design	1.7
Advanced Materials	1.6
Therapeutics	1.6
Retail — Perfume & Cosmetics	1.6
Schools	1.6
Quarrying	1.6
Cosmetics & Toiletries	1.5
Finance — Consumer Loans	1.5
Metal Processors & Fabrication	1.4
Retail — Gardening Products	1.4
Computer Data Security	1.3
Food — Misc./Diversified	1.3
Machinery — Pumps	1.3
Machinery — General Industrial	1.3
Banks — Commercial	1.3
Data Processing/Management	1.2
Commercial Services — Finance	1.2
E-Marketing/Info	1.2
Investment Management/Advisor Services	1.1
Instruments — Scientific	1.1
Retail — Sporting Goods	1.1
Oil — Field Services	1.1
Seismic Data Collection	1.1
Hazardous Waste Disposal	1.1
Oil & Gas Drilling	1.0
Footwear & Related Apparel	1.0
Retail — Restaurants	1.0
Containers — Paper/Plastic	1.0
Internet Telephone	0.9
Commercial Services	0.9
Diagnostic Kits	0.9
B2B/E-Commerce	0.9
Semiconductor Components — Integrated Circuits	0.8
Food — Wholesale/Distribution	0.8
Software Tools	0.8
Human Resources	0.8
Transactional Software	0.8
Medical — Hospitals	0.7
Medical — HMO	0.7
Auto/Truck Parts & Equipment — Replacement	0.7
Computers — Voice Recognition	0.7
Veterinary Diagnostics	0.6
Electronic Components — Misc.	0.6
Consumer Products — Misc.	0.5
Semiconductor Equipment	0.5
Computers — Integrated Systems	0.4

110.6%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.7%
Advanced Materials — 1.6%
Hexcel Corp.†#	48,553	$1,183,722

Aerospace/Defense-Equipment — 3.0%
BE Aerospace, Inc.†	22,115	958,022
HEICO Corp., Class A	36,026	1,206,871

		2,164,893

Apparel Manufacturers — 1.7%
Under Armour, Inc., Class A†#	12,164	1,225,280

Applications Software — 2.9%
Infoblox, Inc.†	42,910	849,189
InterXion Holding NV†	33,170	549,295
Tangoe, Inc.†#	35,040	676,622

		2,075,106

Auto/Truck Parts & Equipment-Replacement — 0.7%
Commercial Vehicle Group, Inc.†#	58,280	508,784

B2B/E-Commerce — 0.9%
SPS Commerce, Inc.†	22,630	625,493

Banks-Commercial — 1.3%
Signature Bank†#	14,989	920,474

Commercial Services — 0.9%
HMS Holdings Corp.†#	25,366	679,555

Commercial Services-Finance — 1.2%
Wright Express Corp.†#	15,755	883,225

Computer Aided Design — 1.7%
Aspen Technology, Inc.†#	55,422	1,224,826

Computer Data Security — 1.3%
Fortinet, Inc.†	45,784	972,910

Computers-Integrated Systems — 0.4%
Riverbed Technology, Inc.†#	19,614	321,670

Computers-Voice Recognition — 0.7%
Vocera Communications, Inc.†	20,020	483,483

Consulting Services — 2.1%
Gartner, Inc.†#	20,191	821,370
Huron Consulting Group, Inc.†#	21,620	675,841

		1,497,211

Consumer Products-Misc. — 0.5%
Tumi Holdings, Inc.†#	22,870	394,508

Containers-Paper/Plastic — 1.0%
Rock-Tenn Co., Class A	13,368	689,655

Cosmetics & Toiletries — 1.5%
Elizabeth Arden, Inc.†#	31,410	1,082,389

Data Processing/Management — 1.2%
CommVault Systems, Inc.†	19,235	901,544

Dental Supplies & Equipment — 2.2%
Align Technology, Inc.†#	49,914	1,558,814

Diagnostic Kits — 0.9%
OraSure Technologies, Inc.†#	64,790	670,577

Distribution/Wholesale — 2.8%
Beacon Roofing Supply, Inc.†#†	30,400	755,440
LKQ Corp.†	34,050	1,240,782

		1,996,222

E-Marketing/Info — 1.2%
ExactTarget, Inc.†#	42,210	836,180

Security Description	Shares	Value (Note 2)

Electronic Components-Misc. — 0.6%
SemiLEDs Corp.†#	125,783	$399,990

Electronic Components-Semiconductors — 2.9%
Ceva, Inc.†#	13,871	241,078
Cree, Inc.†#	39,675	994,652
Microsemi Corp.†	47,525	839,292

		2,075,022

Enterprise Software/Service — 5.0%
Concur Technologies, Inc.†#	16,700	1,032,895
Informatica Corp.†#	16,928	701,327
Proofpoint, Inc.†#	40,460	577,364
Ultimate Software Group, Inc.†#	15,768	1,266,644

		3,578,230

Finance-Consumer Loans — 1.5%
Portfolio Recovery Associates, Inc.†#	15,301	1,057,452

Finance-Other Services — 1.9%
FX Alliance, Inc.†	36,899	607,357
MarketAxess Holdings, Inc.#	23,244	750,549

		1,357,906

Food-Misc./Diversified — 1.3%
Hain Celestial Group, Inc.†#	16,983	942,387

Food-Wholesale/Distribution — 0.8%
Chefs’ Warehouse Holdings, Inc.†#	30,953	589,655

Footwear & Related Apparel — 1.0%
Crocs, Inc.†#	41,927	708,986

Hazardous Waste Disposal — 1.1%
Clean Harbors, Inc.†#	12,825	796,048

Human Resources — 0.8%
Team Health Holdings, Inc.†#	25,013	568,796

Instruments-Scientific — 1.1%
FEI Co.†#	17,790	814,248

Insurance-Property/Casualty — 1.9%
Amtrust Financial Services, Inc.#	47,208	1,357,230

Internet Telephone — 0.9%
BroadSoft, Inc.†#	24,971	681,958

Investment Management/Advisor Services — 1.1%
Financial Engines, Inc.†#	38,905	816,227

Machinery-General Industrial — 1.3%
Middleby Corp.†#	9,050	925,543

Machinery-Pumps — 1.3%
Graco, Inc.#	19,539	941,194

Medical Instruments — 1.9%
DexCom, Inc.†#	62,425	671,069
Endologix, Inc.†#	53,063	721,126

		1,392,195

Medical Products — 2.2%
ABIOMED, Inc.†#	32,984	670,565
Cyberonics, Inc.†#	24,752	954,189

		1,624,754

Medical-Biomedical/Gene — 3.4%
Aegerion Pharmaceuticals, Inc.†#	35,375	538,054
Dynavax Technologies Corp.†#	98,010	369,498
Myriad Genetics, Inc.†#	30,051	725,130
NPS Pharmaceuticals, Inc.†#	104,028	820,781

		2,453,463

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical-Drugs — 4.3%
Amicus Therapeutics, Inc.†#	62,050	$293,496
Idenix Pharmaceuticals, Inc.†#	45,846	414,448
Jazz Pharmaceuticals PLC†#	25,400	1,097,280
Medivation, Inc.†#	15,642	1,317,526

		3,122,750

Medical-HMO — 0.7%
Centene Corp.†	14,530	525,114

Medical-Hospitals — 0.7%
Acadia Healthcare Co., Inc.†	29,540	528,766

Metal Processors & Fabrication — 1.4%
RBC Bearings, Inc.†#	22,157	1,028,085

Oil & Gas Drilling — 1.0%
Atwood Oceanics, Inc.†#	19,350	739,363

Oil Companies-Exploration & Production — 3.8%
Energy XXI Bermuda, Ltd.#	25,259	784,292
Kodiak Oil & Gas Corp.†#	86,031	697,712
Oasis Petroleum, Inc.†#	22,500	578,025
Rosetta Resources, Inc.†#	16,931	655,060

		2,715,089

Oil-Field Services — 1.1%
Core Laboratories NV#	6,304	806,282

Quarrying — 1.6%
Compass Minerals International, Inc.#	15,763	1,121,695

Retail-Apparel/Shoe — 1.9%
DSW, Inc., Class A	8,420	502,506
Express, Inc.†	46,787	865,559

		1,368,065

Retail-Gardening Products — 1.4%
Tractor Supply Co.#	11,034	1,007,956

Retail-Perfume & Cosmetics — 1.6%
Ulta Salon Cosmetics & Fragrance, Inc.	12,914	1,154,124

Retail-Restaurants — 1.0%
BJ’s Restaurants, Inc.†#	16,039	702,348

Retail-Sporting Goods — 1.1%
Cabela’s, Inc.†#	22,990	812,467

Retail-Vitamins & Nutrition Supplements — 1.7%
Vitamin Shoppe, Inc.†#	25,335	1,254,589

Schools — 1.6%
Grand Canyon Education, Inc.†#	61,930	1,122,172

Seismic Data Collection — 1.1%
OYO Geospace Corp.†#	8,650	802,633

Semiconductor Components-Integrated Circuits — 0.8%
Cirrus Logic, Inc.†#	20,670	593,642

Semiconductor Equipment — 0.5%
Intermolecular, Inc.†#	56,609	366,826

Software Tools — 0.8%
EPAM Systems, Inc.†#	32,985	577,238

Therapeutics — 1.6%
BioMarin Pharmaceutical, Inc.†#	33,090	1,179,328

Transactional Software — 0.8%
VeriFone Systems, Inc.†#	15,384	555,516

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport-Truck — 2.9%
Old Dominion Freight Line, Inc.†	28,704	$1,250,346
Roadrunner Transportation Systems, Inc.†#	51,859	871,231

		2,121,577

Veterinary Diagnostics — 0.6%
VCA Antech, Inc.†#	19,320	416,153

Total Long - Term Investment Securities
(cost $64,564,588)		70,599,583

SHORT - TERM INVESTMENT SECURITIES — 10.7%
Registered Investment Companies — 10.7%
State Street Navigator Securities Lending Prime Portfolio(1) (cost $7,698,358)	7,698,358	7,698,358

REPURCHASE AGREEMENT — 2.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $1,584,000 and collateralized by $1,120,000 of United States Treasury Bonds, bearing interest at 5.25% due 02/15/29 and having approximate value of $1,619,598 (cost $1,584,000)	$1,584,000	1,584,000

TOTAL INVESTMENTS
(cost $73,846,946)(2)	110.6%	79,881,941
Liabilities in excess of other assets	(10.6)	(7,657,678)

NET ASSETS —	100.0%	$72,224,263

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $7,482,054. This was secured by collateral of $7,700,958, which was received in cash and subsequently invested in short-term investments currently valued at $7,700,958 as reported in the portfolio of investments (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Enterprise Software/Service	$3,578,230	$—	$—	$3,578,230
Other Industries*	67,021,353	—	—	67,021,353
Short-Term Investment Securities:
Registered Investment Companies	7,698,358	—	—	7,698,358
Repurchase Agreement	—	1,584,000	—	1,584,000

Total	$78,297,941	$1,584,000	$—	$79,881,941

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	18.4%
Banks — Commercial	7.8
Retail — Apparel/Shoe	4.3
Real Estate Investment Trusts	4.0
Medical — Biomedical/Gene	3.1
Electronic Components — Semiconductors	2.5
Auto/Truck Parts & Equipment — Original	2.1
Retail — Restaurants	2.1
Enterprise Software/Service	2.0
Oil Companies — Exploration & Production	2.0
Transport — Truck	1.7
Insurance — Property/Casualty	1.6
Chemicals — Diversified	1.6
Applications Software	1.4
Electronic Components — Misc.	1.4
Machinery — General Industrial	1.4
Oil — Field Services	1.4
Lasers — System/Components	1.3
Oil Field Machinery & Equipment	1.2
Computers — Integrated Systems	1.2
Medical — Drugs	1.2
Diversified Manufacturing Operations	1.1
Medical — HMO	1.1
Metal Processors & Fabrication	1.1
Steel Pipe & Tube	1.1
Distribution/Wholesale	1.1
Commercial Services	1.0
Leisure Products	1.0
Aerospace/Defense — Equipment	1.0
Therapeutics	1.0
Building Products — Cement	1.0
Building — Residential/Commercial	1.0
Commercial Services — Finance	0.9
Gas — Distribution	0.9
Instruments — Controls	0.9
Medical Products	0.9
Investment Management/Advisor Services	0.9
E-Marketing/Info	0.9
Consulting Services	0.8
Retail — Vitamins & Nutrition Supplements	0.8
Retail — Home Furnishings	0.8
Medical — Hospitals	0.8
Home Furnishings	0.8
Medical — Outpatient/Home Medical	0.8
Wire & Cable Products	0.8
Internet Infrastructure Software	0.8
Food — Misc./Diversified	0.8
Miscellaneous Manufacturing	0.8
Insurance Brokers	0.8
Food — Canned	0.8
Semiconductor Equipment	0.7
Savings & Loans/Thrifts	0.7
Office Furnishings — Original	0.7
Finance — Investment Banker/Broker	0.7
Non — Hazardous Waste Disposal	0.7
Telecom Equipment — Fiber Optics	0.7
Insurance — Multi-line	0.7
Telecommunication Equipment	0.7
Electric — Integrated	0.7
Retail — Automobile	0.7
Food — Wholesale/Distribution	0.7
Paper & Related Products	0.7
Advertising Agencies	0.7
Containers — Paper/Plastic	0.7
Chemicals — Plastics	0.7
Quarrying	0.6
Transport — Services	0.6
Aerospace/Defense	0.6
Building — Maintance & Services	0.5
Casino Services	0.5

Real Estate Management/Services	0.5
Physicians Practice Management	0.5
Time Deposits	0.4
Gold Mining	0.4
Retail — Sporting Goods	0.4
Electric Products — Misc.	0.4
Lighting Products & Systems	0.4
Electronic Measurement Instruments	0.4
Building & Construction Products — Misc.	0.3
Human Resources	0.3
Wireless Equipment	0.3
Pharmacy Services	0.3
Medical Instruments	0.3
Computers — Periphery Equipment	0.3
Telecom Services	0.3
Internet Security	0.3
Computer Software	0.2
Food — Retail	0.2
Garden Products	0.2
Advanced Materials	0.2
Transport — Rail	0.2
Auto Repair Centers	0.2
Coal	0.2
Retail — Discount	0.2
Apparel Manufacturers	0.2
Power Converter/Supply Equipment	0.2
Environmental Monitoring & Detection	0.2
Investment Companies	0.2
Internet Content — Information/News	0.2
Machinery — Pumps	0.2
Diagnostic Kits	0.2
Printing — Commercial	0.2
Steel — Producers	0.2
Financial Guarantee Insurance	0.2
Rental Auto/Equipment	0.1
Energy — Alternate Sources	0.1
Multimedia	0.1
Airlines	0.1
Gambling (Non-Hotel)	0.1
Real Estate Operations & Development	0.1
Networking Products	0.1
Data Processing/Management	0.1
Seismic Data Collection	0.1
Electronic Design Automation	0.1
E-Services/Consulting	0.1
Publishing — Books	0.1
Vitamins & Nutrition Products	0.1
Building Products — Air & Heating	0.1
E-Commerce/Services	0.1
Broadcast Services/Program	0.1
Retail — Leisure Products	0.1
Semiconductor Components — Integrated Circuits	0.1
Virtual Reality Products	0.1
Independent Power Producers	0.1
Medical Sterilization Products	0.1
Transactional Software	0.1
Footwear & Related Apparel	0.1
Diversified Minerals	0.1
Decision Support Software	0.1
Communications Software	0.1
Machinery — Material Handling	0.1
Computers — Memory Devices	0.1
Professional Sports	0.1
Electronic Security Devices	0.1
Industrial Automated/Robotic	0.1
Telephone — Integrated	0.1
Internet Connectivity Services	0.1
Diversified Operations	0.1
Insurance — Life/Health	0.1

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Food — Baking	0.1%
Medical Laser Systems	0.1
Publishing — Newspapers	0.1
Internet Content — Entertainment	0.1
Housewares	0.1
Physical Therapy/Rehabilitation Centers	0.1
Television	0.1
Entertainment Software	0.1
Agricultural Operations	0.1
Brewery	0.1
Wound, Burn & Skin Care	0.1
Retail — Appliances	0.1
Textile — Apparel	0.1
Casino Hotels	0.1

117.8%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.7%
Advanced Materials — 0.2%
Core Molding Technologies, Inc.†	25,700	$198,147
Hexcel Corp.†	15,100	368,138
STR Holdings, Inc.†#	24,600	93,972

		660,257

Advertising Agencies — 0.7%
Interpublic Group of Cos., Inc.#	191,682	1,991,576

Aerospace/Defense — 0.6%
Aerovironment, Inc.†#	62,879	1,400,944
Teledyne Technologies, Inc.†	4,500	268,110

		1,669,054

Aerospace/Defense - Equipment — 1.0%
AAR Corp.#	41,598	501,256
Ducommun, Inc.†	6,400	57,792
LMI Aerospace, Inc.†	6,100	95,770
Moog, Inc., Class A†#	7,000	266,140
Triumph Group, Inc.#	33,433	2,000,631

		2,921,589

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	4,700	92,261

Agricultural Operations — 0.1%
Cadiz, Inc.†	14,400	108,864
MGP Ingredients, Inc.	13,100	43,099

		151,963

Airlines — 0.1%
Allegiant Travel Co.†#	6,200	402,070

Apparel Manufacturers — 0.2%
Carter’s, Inc.†#	5,600	302,008
Under Armour, Inc., Class A†#	2,700	271,971

		573,979

Applications Software — 1.4%
Actuate Corp.†#	143,228	956,763
Bsquare Corp.†	13,900	36,835
Callidus Software, Inc.†	19,500	97,305
China TransInfo Technology Corp.†	14,800	67,932
EPIQ Systems, Inc.#	20,000	220,600
Parametric Technology Corp.†#	75,603	1,527,181
PDF Solutions, Inc.†#	28,800	254,880
Progress Software Corp.†#	14,950	287,339
Quest Software, Inc.†	21,190	529,750
RealPage, Inc.†#	14,600	260,610

		4,239,195

Auto Repair Centers — 0.2%
Monro Muffler Brake, Inc.#	15,125	511,074
TravelCenters of America LLC†	24,000	111,360

		622,434

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†#	1,200	35,400

Auto/Truck Parts & Equipment - Original — 2.1%
Dana Holding Corp.#	116,709	1,554,564
Miller Industries, Inc.	10,000	145,200
Modine Manufacturing Co.†#	126,718	821,133
SORL Auto Parts, Inc.†	15,300	42,840
Spartan Motors, Inc.	21,600	97,200
Strattec Security Corp.	8,300	166,996
Titan International, Inc.#	92,715	2,076,816
TRW Automotive Holdings Corp.†	37,630	1,451,389

		6,356,138

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Replacement — 0.0%
Commercial Vehicle Group, Inc.†	6,700	$58,491

Banks - Commercial — 7.7%
1st United Bancorp, Inc.†	14,300	82,368
Alliance Financial Corp.	4,500	141,255
American National Bankshares, Inc.	5,900	128,561
American River Bankshares†	19,500	141,960
Capital City Bank Group, Inc.	9,600	64,512
Citizens Holding Co.	4,500	87,975
CNB Financial Corp.	8,500	126,905
CoBiz Financial, Inc.	10,900	66,272
Commerce Bancshares, Inc.#	36,883	1,428,847
CVB Financial Corp.#	184,520	2,009,423
East West Bancorp, Inc.	105,546	2,363,175
Enterprise Bancorp, Inc.	10,621	168,768
Enterprise Financial Services Corp.	10,000	108,100
Farmers Capital Bank Corp.†	20,900	152,570
Financial Institutions, Inc.	6,500	106,210
First Community Bancshares, Inc.	9,300	115,227
First Merchants Corp.	14,728	172,759
FNB Corp.#	158,840	1,686,881
Glacier Bancorp, Inc.#	25,571	366,944
Heritage Commerce Corp.†	25,500	157,080
Heritage Financial Corp.	8,300	114,955
LNB Bancorp, Inc.	16,300	101,712
Merchants Bancshares, Inc.	4,600	121,716
Metro Bancorp, Inc.†	10,500	118,860
MidWestOne Financial Group, Inc.	5,400	104,004
Northrim BanCorp, Inc.	7,100	154,354
Ohio Valley Banc Corp.	6,400	127,744
Pacific Continental Corp.	13,000	117,000
Park Sterling Corp.†	25,200	112,140
Pinnacle Financial Partners, Inc.†#	6,200	105,772
Preferred Bank†	3,320	40,736
Prosperity Bancshares, Inc.#	10,700	457,104
Sierra Bancorp	9,400	84,506
Signature Bank†	11,000	675,510
Southwest Bancorp, Inc.†	13,500	129,060
Suffolk Bancorp†	9,100	107,653
Susquehanna Bancshares, Inc.	215,868	2,078,809
Synovus Financial Corp.#	53,800	102,758
TCF Financial Corp.#	19,100	225,189
Texas Capital Bancshares, Inc.†#	85,140	3,301,729
United Security Bancshares†	19,148	43,275
Valley National Bancorp.#	26,073	291,752
Virginia Commerce Bancorp, Inc.†	17,900	147,675
Washington Banking Co.	13,800	187,266
Washington Trust Bancorp, Inc.#	7,100	167,276
West Bancorporation, Inc.	14,344	133,112
Westamerica Bancorporation#	7,800	348,738
Western Alliance Bancorp†#	29,900	260,728
Wintrust Financial Corp.#	53,368	1,815,046
Zions Bancorporation#	77,834	1,481,181

		22,933,152

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†#	5,100	59,823

Beverages - Non - alcoholic — 0.0%
Primo Water Corp.†	21,600	26,784

Brewery — 0.1%
Craft Brew Alliance, Inc.†	18,800	149,460

Broadcast Services/Program — 0.1%
Fisher Communications, Inc.†	6,000	171,840
Outdoor Channel Holdings, Inc.	18,800	123,704

		295,544

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building & Construction Products - Misc. — 0.3%
Gibraltar Industries, Inc.†	5,550	$56,721
Interline Brands, Inc.†#	13,300	333,431
Louisiana - Pacific Corp.†	30,100	283,542
Quanex Building Products Corp.#	21,100	348,361

		1,022,055

Building & Construction - Misc. — 0.0%
Aegion Corp.†#	5,500	86,735

Building Products - Air & Heating — 0.1%
Lennox International, Inc.	7,000	300,230

Building Products - Cement — 1.0%
Eagle Materials, Inc.#	83,183	2,670,174
Headwaters, Inc.†	31,900	147,059
Martin Marietta Materials, Inc.#	1,100	74,217

		2,891,450

Building - Maintance & Services — 0.5%
ABM Industries, Inc.#	75,397	1,618,774

Building - Residential/Commercial — 1.0%
Meritage Homes Corp.†#	91,600	2,748,916
Standard Pacific Corp.†#	20,300	104,748

		2,853,664

Cable/Satellite TV — 0.0%
Knology, Inc.†#	2,500	48,775

Casino Hotels — 0.1%
Monarch Casino & Resort, Inc.†	15,000	139,050

Casino Services — 0.5%
Bally Technologies, Inc.†#	33,492	1,559,053

Chemicals - Diversified — 1.6%
FMC Corp.#	38,390	1,956,738
Innophos Holdings, Inc.#	40,909	2,065,087
Rockwood Holdings, Inc.†	16,900	817,960

		4,839,785

Chemicals - Plastics — 0.7%
Landec Corp.†	18,600	135,966
PolyOne Corp.#	137,187	1,814,984

		1,950,950

Chemicals - Specialty — 0.0%
KMG Chemicals, Inc.	7,800	133,224

Circuit Boards — 0.0%
UQM Technologies, Inc.†	57,300	64,749

Coal — 0.2%
Cloud Peak Energy, Inc.†#	22,300	345,204
Walter Energy, Inc.	2,600	125,970
Westmoreland Coal Co.†#	19,700	147,356

		618,530

Commercial Services — 1.0%
Collectors Universe	7,200	100,296
HMS Holdings Corp.†#	15,500	415,245
Intersections, Inc.	12,500	142,875
Mac - Gray Corp.	10,700	132,573
Providence Service Corp.†	7,700	102,410
Quanta Services, Inc.†	7,617	171,992
RPX Corp.†	2,100	27,993
Team, Inc.†#	73,299	1,955,617

		3,049,001

Security Description	Shares	Value (Note 2)

Commercial Services - Finance — 0.9%
Asset Acceptance Capital Corp.†	26,100	$151,641
Global Payments, Inc.	4,600	195,408
Green Dot Corp., Class A†#	1,300	27,612
Heartland Payment Systems, Inc.	81,738	2,385,115

		2,759,776

Communications Software — 0.1%
Audience, Inc.†	900	15,948
Digi International, Inc.†	13,300	120,232
Jive Software, Inc.†#	5,600	93,800

		229,980

Computer Data Security — 0.0%
Fortinet, Inc.†	5,600	119,000

Computer Services — 0.0%
Dynamics Research Corp.†	10,000	62,500

Computer Software — 0.2%
Avid Technology, Inc.†#	22,200	158,508
DynaVox, Inc., Class A†#	10,000	12,800
SS&C Technologies Holdings, Inc.†#	23,600	556,488

		727,796

Computers - Integrated Systems — 1.1%
3D Systems Corp.†#	19,600	595,840
Cray, Inc.†	15,000	160,200
Jack Henry & Associates, Inc.#	75,790	2,501,828
Mercury Computer Systems, Inc.†	1,900	22,515
Radisys Corp.†	15,700	91,688

		3,372,071

Computers - Memory Devices — 0.1%
Dot Hill Systems Corp.†	87,300	107,379
Netlist, Inc.†	37,900	87,549
Xyratex, Ltd.#	2,800	32,032

		226,960

Computers - Periphery Equipment — 0.3%
iGo, Inc.†	35,000	19,950
Immersion Corp.†	25,600	143,616
Synaptics, Inc.†#	24,070	645,557

		809,123

Consulting Services — 0.8%
Forrester Research, Inc.#	6,000	193,680
Hackett Group, Inc.†	27,900	143,964
Information Services Group, Inc.†	42,400	56,816
MAXIMUS, Inc.#	44,118	2,007,810
PDI, Inc.†	9,800	73,010
Zillow, Inc., Class A†#	1,100	43,098

		2,518,378

Consumer Products - Misc. — 0.0%
Kid Brands, Inc.†	18,000	41,220
Tumi Holdings, Inc.†#	4,300	74,175

		115,395

Containers - Paper/Plastic — 0.7%
Graphic Packaging Holding Co.†#	400,472	1,982,336

Cosmetics & Toiletries — 0.0%
CCA Industries, Inc.	3,421	14,642

Data Processing/Management — 0.1%
CommVault Systems, Inc.†	4,700	220,289
Official Payments Holdings, Inc.†	23,100	100,716

		321,005

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Decision Support Software — 0.1%
Interactive Intelligence Group, Inc.†#	9,000	$232,200

Diagnostic Kits — 0.2%
Meridian Bioscience, Inc.#	23,900	452,666

Direct Marketing — 0.0%
ValueVision Media, Inc., Class A†	18,400	32,016

Distribution/Wholesale — 1.1%
Arrow Electronics, Inc.†#	6,627	224,721
Beacon Roofing Supply, Inc.†#	89,648	2,227,753
Owens & Minor, Inc.#	9,400	267,618
Pool Corp.#	11,111	410,774

		3,130,866

Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	2,250	103,860
AZZ, Inc.	5,700	305,691
Colfax Corp.†#	1,900	53,827
EnPro Industries, Inc.†#	11,000	423,720
Fabrinet†#	5,400	62,964
Koppers Holdings, Inc.	11,900	417,809
Lydall, Inc.†	14,100	175,545
Park - Ohio Holdings Corp.†	9,200	169,740
Standex International Corp.#	3,000	122,070
Trinity Industries, Inc.#	61,380	1,516,086

		3,351,312

Diversified Minerals — 0.1%
AMCOL International Corp.#	8,300	233,064

Diversified Operations — 0.1%
Resource America, Inc., Class A	31,400	191,226

E - Commerce/Products — 0.0%
1-800-FLOWERS.COM, Inc., Class A†	40,600	120,176

E - Commerce/Services — 0.1%
OpenTable, Inc.†#	5,300	210,516

E - Marketing/Info — 0.9%
Active Network, Inc.†#	7,600	106,704
ExactTarget, Inc.†#	1,700	33,677
ReachLocal, Inc.†	11,600	117,044
ValueClick, Inc.†#	130,046	2,281,007

		2,538,432

E - Services/Consulting — 0.1%
Saba Software, Inc.†	13,600	113,560
Sapient Corp.#	18,000	198,000

		311,560

Electric Products - Misc. — 0.4%
GrafTech International, Ltd.†#	103,063	1,099,682
Graham Corp.	5,800	111,708

		1,211,390

Electric - Integrated — 0.7%
Cleco Corp.#	3,400	138,856
El Paso Electric Co.	11,700	359,073
Empire District Electric Co.	5,900	118,295
NorthWestern Corp.	5,000	177,550
OGE Energy Corp.	8,900	473,836
PNM Resources, Inc.	23,200	432,680
UNS Energy Corp.	11,200	419,888

		2,120,178

Electronic Components - Misc. — 1.4%
OSI Systems, Inc.†#	44,722	2,854,158
Pulse Electronics Corp.	30,400	59,584

Security Description	Shares	Value (Note 2)

Electronic Components - Misc. (continued)
Sanmina - SCI Corp.†#	184,703	$1,313,238

		4,226,980

Electronic Components - Semiconductors — 2.5%
AuthenTec, Inc.†	40,000	168,800
Cavium, Inc.†#	13,600	329,256
Diodes, Inc.†#	99,906	1,955,161
First Solar, Inc.†#	5,200	65,312
GT Advanced Technologies, Inc.†#	17,400	73,080
Intersil Corp., Class A	20,700	218,385
Kopin Corp.†#	17,100	52,497
Lattice Semiconductor Corp.†#	319,930	1,462,080
Mindspeed Technologies, Inc.†	2,902	8,996
PLX Technology, Inc.†	18,300	115,839
PMC - Sierra, Inc.†	73,000	465,740
Semtech Corp.†#	89,693	2,160,704
Silicon Laboratories, Inc.†	10,000	345,300
Supertex, Inc.†#	5,600	104,104

		7,525,254

Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	31,300	319,260

Electronic Measurement Instruments — 0.4%
CyberOptics Corp.†	18,900	174,825
ESCO Technologies, Inc.#	11,500	401,350
Measurement Specialties, Inc.†#	6,000	196,020
National Instruments Corp.#	5,500	143,220
Orbotech, Ltd.†	12,500	126,125

		1,041,540

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	4,500	218,025

Electronics - Military — 0.0%
M/A-COM Technology Solutions Holdings, Inc.†#	7,100	117,576

Energy - Alternate Sources — 0.1%
Ascent Solar Technologies, Inc.†	33,000	19,140
FuelCell Energy, Inc.†	49,000	66,150
Ocean Power Technologies, Inc.†	17,900	37,232
REX American Resources Corp.†	4,600	84,732
Saratoga Resources, Inc.†	17,300	105,357
Solazyme, Inc.†#	10,800	118,368

		430,979

Enterprise Software/Service — 2.0%
American Software, Inc., Class A	11,600	92,336
Ariba, Inc.†#	73,819	3,316,688
Concur Technologies, Inc.†#	8,300	513,355
MedAssets, Inc.†	5,000	56,600
MicroStrategy, Inc., Class A†	15,203	1,854,462
Proofpoint, Inc.†	2,700	38,529
PROS Holdings, Inc.†#	8,700	130,761
QLIK Technologies, Inc.†	3,100	70,463

		6,073,194

Entertainment Software — 0.1%
Glu Mobile, Inc.†	33,100	152,922

Environmental Monitoring & Detection — 0.2%
Mine Safety Appliances Co.	13,400	550,472

Finance - Consumer Loans — 0.0%
ASTA Funding, Inc.	13,200	115,632

Finance - Investment Banker/Broker — 0.7%
Diamond Hill Investment Group, Inc.	1,700	113,679
E*TRADE Financial Corp.†	27,100	230,079

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Investment Banker/Broker (continued)
Evercore Partners, Inc., Class A#	55,996	$1,383,661
Gleacher & Co., Inc.†	20,600	17,510
JMP Group, Inc.	16,300	94,703
KBW, Inc.#	8,500	137,785
Penson Worldwide, Inc.†#	15,800	4,740
Piper Jaffray Cos.†	5,100	111,741
SWS Group, Inc.	21,300	122,475

		2,216,373

Finance - Leasing Companies — 0.0%
California First National Bancorp	6,000	90,780

Finance - Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	5,000	120,600

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	14,300	170,742
MGIC Investment Corp.†#	14,800	37,592
Radian Group, Inc.#	29,500	73,160

		281,494

Food - Baking — 0.1%
Flowers Foods, Inc.#	8,400	184,968

Food - Canned — 0.8%
Seneca Foods Corp., Class B†	500	10,810
TreeHouse Foods, Inc.†#	38,980	2,222,250

		2,233,060

Food - Dairy Products — 0.0%
Dean Foods Co.†	3,100	48,484

Food - Misc./Diversified — 0.8%
Ingredion, Inc.	37,065	1,893,651
John B. Sanfilippo & Son, Inc.†	12,100	175,329
Overhill Farms, Inc.†(3)	18,500	82,325
Senomyx, Inc.†#	47,700	111,141

		2,262,446

Food - Retail — 0.2%
Fresh Market, Inc.†#	12,300	714,876

Food - Wholesale/Distribution — 0.7%
United Natural Foods, Inc.†#	40,409	2,048,736

Footwear & Related Apparel — 0.1%
Heelys, Inc.†	56,600	119,426
R.G. Barry Corp.	9,700	124,742

		244,168

Gambling (Non-Hotel) — 0.1%
Dover Downs Gaming & Entertainment, Inc.(3)	43,334	126,535
Isle of Capri Casinos, Inc.†	23,400	125,190
Lakes Entertainment, Inc.†	30,400	87,248

		338,973

Garden Products — 0.2%
Toro Co.	9,500	707,845

Gas - Distribution — 0.9%
Chesapeake Utilities Corp.#	1,700	71,842
Delta Natural Gas Co., Inc.	7,600	144,780
Southwest Gas Corp.	12,500	524,750
UGI Corp.#	69,512	1,993,604

		2,734,976

Gold Mining — 0.4%
Allied Nevada Gold Corp.†#	14,542	377,220
Detour Gold Corp.†	17,512	359,277
Franco - Nevada Corp.	9,800	412,077

Security Description	Shares	Value (Note 2)

Gold Mining (continued)
Sandstorm Gold, Ltd.†	3,440	$26,811
Vista Gold Corp.†	24,300	70,227

		1,245,612

Healthcare Safety Devices — 0.0%
Alpha PRO Tech, Ltd.†	30,000	38,700

Heart Monitors — 0.0%
HeartWare International, Inc.†#	1,600	130,192

Home Furnishings — 0.8%
American Woodmark Corp.#	8,500	143,735
Ethan Allen Interiors, Inc.	2,700	60,777
Hooker Furniture Corp.	9,100	99,918
La-Z-Boy, Inc.†#	143,540	2,025,349
Sealy Corp.†	55,400	93,072

		2,422,851

Hotel/Motels — 0.0%
Gaylord Entertainment Co.†#	3,400	129,030

Housewares — 0.1%
Libbey, Inc.†#	4,800	69,456
Lifetime Brands, Inc.	8,000	89,760

		159,216

Human Resources — 0.3%
AMN Healthcare Services, Inc.†	24,100	144,600
Barrett Business Services, Inc.	13,000	256,750
Cross Country Healthcare, Inc.†	20,000	90,800
CTPartners Executive Search, Inc.†#	3,400	19,992
Hudson Global, Inc.†	23,600	93,220
Kforce, Inc.†#	21,200	282,596
Korn/Ferry International†	8,000	108,800

		996,758

Independent Power Producers — 0.1%
GenOn Energy, Inc.†	150,180	258,310
Synthesis Energy Systems, Inc.†#	4,300	4,515

		262,825

Industrial Audio & Video Products — 0.0%
Iteris, Inc.†	76,210	101,359

Industrial Automated/Robotic — 0.1%
Adept Technology, Inc.†	23,000	104,650
Hurco Cos., Inc.†	5,000	110,300

		214,950

Instruments - Controls — 0.9%
Elster Group SE ADR†	22,100	314,483
Watts Water Technologies, Inc., Class A#	66,091	2,184,308
Woodward, Inc.#	5,300	199,863

		2,698,654

Insurance Brokers — 0.8%
Arthur J. Gallagher & Co.#	60,844	2,113,721
Brown & Brown, Inc.	4,900	125,440

		2,239,161

Insurance - Life/Health — 0.1%
Independence Holding Co.(3)	20,460	185,163

Insurance - Multi-line — 0.7%
American Financial Group, Inc.	51,251	1,993,151
Fortegra Financial Corp.†#	9,600	76,704
Kemper Corp.	3,300	96,657

		2,166,512

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Property/Casualty — 1.6%
Hallmark Financial Services, Inc.†	13,000	$92,560
HCC Insurance Holdings, Inc.	12,600	393,876
Infinity Property & Casualty Corp.	12,200	654,652
Markel Corp.†	1,200	526,188
RLI Corp.#	5,000	333,200
SeaBright Holdings, Inc.#	9,700	82,256
Selective Insurance Group, Inc.#	26,100	441,090
Stewart Information Services Corp.	13,200	182,556
Universal Insurance Holdings, Inc.	28,300	99,050
WR Berkley Corp.#	54,099	2,073,074

		4,878,502

Internet Application Software — 0.0%
Splunk, Inc.†	3,100	100,936

Internet Connectivity Services — 0.1%
Cogent Communications Group, Inc.†#	3,600	63,864
PC - Tel, Inc.	21,200	129,532

		193,396

Internet Content - Entertainment — 0.1%
Pandora Media, Inc.†#	15,000	161,100

Internet Content - Information/News — 0.2%
Angie’s List, Inc.†#	14,500	185,165
Bankrate, Inc.†#	13,800	239,844
TheStreet, Inc.	48,200	78,566

		503,575

Internet Financial Services — 0.0%
Online Resources Corp.†	30,900	68,598

Internet Infrastructure Software — 0.8%
support.com, Inc.†	31,500	80,955
TeleCommunication Systems, Inc., Class A†	28,000	41,440
TIBCO Software, Inc.†#	74,158	1,983,726
Unwired Planet, Inc.†	75,400	177,944

		2,284,065

Internet Security — 0.3%
iPass, Inc.†	49,900	125,748
Sourcefire, Inc.†#	10,100	557,116
Zix Corp.†	41,500	102,090

		784,954

Investment Companies — 0.2%
Arlington Asset Investment Corp., Class A	6,300	142,254
Gladstone Capital Corp.	12,000	88,800
Kohlberg Capital Corp.	16,700	95,023
NGP Capital Resources Co.	13,000	88,920
TICC Capital Corp.	10,000	94,700

		509,697

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.†	15,121	1,558,521
Cohen & Steers, Inc.#	11,200	362,320
Financial Engines, Inc.†#	18,000	377,640
Pzena Investment Management, Inc., Class A	3,700	15,244
Waddell & Reed Financial, Inc., Class A#	9,500	272,745

		2,586,470

Lasers - System/Components — 1.3%
Cymer, Inc.†#	38,432	2,081,861
Electro Scientific Industries, Inc.#	123,627	1,363,606
Newport Corp.†#	9,000	107,010
Rofin - Sinar Technologies, Inc.†#	10,800	214,380

		3,766,857

Security Description	Shares	Value (Note 2)

Leisure Products — 1.0%
Brunswick Corp.#	128,026	$2,803,769
Johnson Outdoors, Inc., Class A†	6,800	123,692
Marine Products Corp.	23,100	120,582

		3,048,043

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.#	19,200	1,046,400

Machinery - Construction & Mining — 0.0%
Terex Corp.†#	2,600	43,238

Machinery - General Industrial — 1.4%
Albany International Corp., Class A	7,600	138,624
Flow International Corp.†	35,000	103,250
Gardner Denver, Inc.#	32,831	1,775,500
IDEX Corp.#	47,024	1,868,264
Kadant, Inc.†	3,600	81,720
Tennant Co.#	4,900	206,780

		4,174,138

Machinery - Material Handling — 0.1%
Cascade Corp.#	4,600	229,816

Machinery - Pumps — 0.2%
Graco, Inc.	10,400	500,968

Medical Instruments — 0.3%
Bruker Corp.†#	11,000	163,130
Cardiovascular Systems, Inc.†	12,200	110,288
CryoLife, Inc.†	17,000	78,540
Edwards Lifesciences Corp.†	1,200	102,444
Integra LifeSciences Holdings Corp.†#	3,000	106,530
Synergetics USA, Inc.†	15,761	56,424
TranS1, Inc.†	40,300	118,079
Vascular Solutions, Inc.†	15,000	170,700

		906,135

Medical Labs & Testing Services — 0.0%
BioClinica, Inc.†	25,200	129,780

Medical Laser Systems — 0.1%
LCA - Vision, Inc.†	18,900	86,373
Palomar Medical Technologies, Inc.†	11,000	91,520

		177,893

Medical Products — 0.9%
Accuray, Inc.†#	1,037	6,502
Cardica, Inc.†	33,400	60,454
Chindex International, Inc.†	7,100	66,882
Cooper Cos., Inc.	4,900	417,382
PSS World Medical, Inc.†#	5,800	117,334
Span - America Medical Systems, Inc.	3,100	54,250
Teleflex, Inc.#	26,620	1,581,228
Tornier NV†	1,600	31,600
Wright Medical Group, Inc.†#	13,500	267,165

		2,602,797

Medical Sterilization Products — 0.1%
STERIS Corp.#	8,400	250,824

Medical - Biomedical/Gene — 3.1%
Affymax, Inc.†	11,800	166,852
AMAG Pharmaceuticals, Inc.†#	3,900	54,717
American Oriental Bioengineering, Inc.†	20,400	12,036
Astex Pharmaceuticals†	59,400	104,544
Bio-Rad Laboratories, Inc., Class A†	17,095	1,702,833
Celldex Therapeutics, Inc.†	5,500	22,935
Charles River Laboratories International, Inc.†	47,840	1,596,899
Cubist Pharmaceuticals, Inc.†#	62,837	2,521,021

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Curis, Inc.†	13,900	$65,052
Enzo Biochem, Inc.†	33,500	60,970
Exelixis, Inc.†#	28,400	131,492
GTx, Inc.†	37,700	110,084
Harvard Bioscience, Inc.†	30,000	107,400
Incyte Corp., Ltd.†#	34,400	733,064
Maxygen, Inc.†	18,100	104,799
Medicines Co.†	11,500	252,770
Oncothyreon, Inc.†	21,500	78,045
Regeneron Pharmaceuticals, Inc.†#	7,800	1,058,070
Repligen Corp.†	34,500	141,105
Sangamo Biosciences, Inc.†	16,900	75,036
Seattle Genetics, Inc.†#	6,700	130,516
Transcept Pharmaceuticals, Inc.†	13,000	92,040

		9,322,280

Medical - Drugs — 1.2%
Alkermes PLC†#	16,000	249,920
Array Biopharma, Inc.†	32,900	106,925
BioSpecifics Technologies Corp.†	5,200	88,400
Cumberland Pharmaceuticals, Inc.†	12,800	78,592
Cytori Therapeutics, Inc.†	17,000	37,740
Endo Pharmaceuticals Holdings, Inc.†	53,484	1,739,300
Idenix Pharmaceuticals, Inc.†#	15,400	139,216
Myrexis, Inc.†	28,100	67,721
Optimer Pharmaceuticals, Inc.†#	1,900	28,386
Pacira Pharmaceuticals, Inc.†#	17,200	182,664
Pozen, Inc.†	15,600	108,108
Progenics Pharmaceuticals, Inc.†	18,000	155,880
Rigel Pharmaceuticals, Inc.†#	9,900	73,557
Sciclone Pharmaceuticals, Inc.†	33,600	211,680
Targacept, Inc.†#	1,300	5,395
Vanda Pharmaceuticals, Inc.†	16,600	70,550
XenoPort, Inc.†#	7,800	45,864
Zalicus, Inc.†	101,600	96,520

		3,486,418

Medical - HMO — 1.1%
AMERIGROUP Corp.†	46,835	2,922,504
Centene Corp.†	6,900	249,366
Metropolitan Health Networks, Inc.†	12,500	108,750

		3,280,620

Medical - Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	8,600	153,940
LifePoint Hospitals, Inc.†#	9,400	346,108
Universal Health Services, Inc., Class B#	47,003	1,821,366
Vanguard Health Systems, Inc.†#	13,500	103,950

		2,425,364

Medical - Nursing Homes — 0.0%
Sun Healthcare Group, Inc.†	20,400	98,940

Medical - Outpatient/Home Medical — 0.8%
Amsurg Corp.†#	78,312	2,139,484
Gentiva Health Services, Inc.†	47,123	264,360

		2,403,844

Metal Processors & Fabrication — 1.1%
Dynamic Materials Corp.	8,100	136,728
Haynes International, Inc.	41,658	2,124,558
NN, Inc.†	14,900	115,028
RBC Bearings, Inc.†	11,100	515,040
Rexnord Corp.†	8,800	174,240
Sun Hydraulics Corp.#	8,400	195,972

		3,261,566

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 0.8%
FreightCar America, Inc.	6,800	$134,844
John Bean Technologies Corp.	13,000	181,090
Trimas Corp.†	96,241	1,925,782

		2,241,716

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	36,000	86,400

Multimedia — 0.1%
Entravision Communications Corp., Class A	58,800	78,792
Media General, Inc., Class A†	13,200	46,596
Meredith Corp.#	10,200	301,818

		427,206

Networking Products — 0.1%
Acme Packet, Inc.†	5,200	118,976
Ixia†#	20,000	211,600
Meru Networks, Inc.†#	1,800	2,790

		333,366

Non - Hazardous Waste Disposal — 0.7%
Casella Waste Systems, Inc., Class A†	15,900	80,454
Waste Connections, Inc.#	68,738	2,127,441

		2,207,895

Office Furnishings - Original — 0.7%
Interface, Inc.	161,214	2,045,806
Knoll, Inc.#	13,700	181,799

		2,227,605

Office Supplies & Forms — 0.0%
Standard Register Co.	22,800	15,276

Oil Companies - Exploration & Production — 2.0%
Bill Barrett Corp.†#	19,200	370,752
Callon Petroleum Co.†	13,100	56,461
Clayton Williams Energy, Inc.†#	4,800	274,272
Contango Oil & Gas Co.†	6,700	352,018
Crimson Exploration, Inc.†	33,200	131,804
Double Eagle Petroleum Co.†	11,000	46,200
Energen Corp.#	35,440	1,564,676
Evolution Petroleum Corp.†	12,600	101,052
FieldPoint Petroleum Corp.†	31,900	120,263
Forest Oil Corp.†#	10,200	85,170
GeoMet, Inc.†	26,800	8,308
Goodrich Petroleum Corp.†#	15,200	224,504
Lone Pine Resources, Inc.†	6,247	19,740
Oasis Petroleum, Inc.†	26,800	688,492
PostRock Energy Corp.†	24,600	50,430
Rosetta Resources, Inc.†#	40,684	1,574,064
Swift Energy Co.†#	10,200	203,082
Venoco, Inc.†	4,400	41,052
Warren Resources, Inc.†	34,500	74,175

		5,986,515

Oil Field Machinery & Equipment — 1.2%
Bolt Technology Corp.	12,800	158,336
Dresser - Rand Group, Inc.†#	36,829	1,616,057
Forum Energy Technologies, Inc.†	6,800	146,064
Gulf Island Fabrication, Inc.#	10,300	257,500
Lufkin Industries, Inc.	21,798	1,252,731
Mitcham Industries, Inc.†	6,900	130,410
Natural Gas Services Group, Inc.†	7,400	101,972

		3,663,070

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	214	7,586

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil - Field Services — 1.4%
Forbes Energy Services, Ltd.†	17,200	$86,172
Key Energy Services, Inc.†	15,400	152,614
Oceaneering International, Inc.	39,801	1,839,602
Oil States International, Inc.†#	26,202	1,744,267
Superior Energy Services, Inc.†	4,677	101,211
Union Drilling, Inc.†#	22,500	104,175

		4,028,041

Optical Recognition Equipment — 0.0%
Digimarc Corp.	3,100	76,198

Paper & Related Products — 0.7%
Neenah Paper, Inc.	1,500	39,090
Schweitzer - Mauduit International, Inc.#	28,908	1,933,945
Xerium Technologies, Inc.†	15,000	54,000

		2,027,035

Patient Monitoring Equipment — 0.0%
CardioNet, Inc.†	44,400	101,676
Masimo Corp.†#	1,000	18,810

		120,486

Pharmacy Services — 0.3%
Catalyst Health Solutions, Inc.†#	8,000	694,960
SXC Health Solutions Corp.†	2,800	251,188

		946,148

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	6,500	157,950

Physicians Practice Management — 0.5%
Healthways, Inc.†	5,700	37,335
IPC The Hospitalist Co., Inc.†#	41,253	1,443,442

		1,480,777

Pollution Control — 0.0%
Met - Pro Corp.	11,500	109,020

Power Converter/Supply Equipment — 0.2%
Advanced Energy Industries, Inc.†#	29,900	408,135
Power - One, Inc.†#	24,800	102,920
PowerSecure International, Inc.†	12,700	52,705

		563,760

Printing - Commercial — 0.2%
American Reprographics Co.†	24,000	124,080
Consolidated Graphics, Inc.†	3,500	102,095
Multi - Color Corp.#	11,750	217,728

		443,903

Professional Sports — 0.1%
Madison Square Garden, Co., Class A†	6,000	224,940

Publishing - Books — 0.1%
Courier Corp.	7,700	84,161
Scholastic Corp.#	8,249	222,311

		306,472

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A	18,221	72,884
Lee Enterprises, Inc.†	86,500	100,340

		173,224

Quarrying — 0.6%
Compass Minerals International, Inc.#	25,437	1,810,097

Real Estate Investment Trusts — 4.0%
Acadia Realty Trust	8,200	183,434
CBL & Associates Properties, Inc.#	29,100	508,086

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Chesapeake Lodging Trust#	18,700	$337,535
Colony Financial, Inc.#	6,900	115,920
Cousins Properties, Inc.#	22,635	163,877
DCT Industrial Trust, Inc.#	368,200	2,142,924
DiamondRock Hospitality Co.	64,608	642,204
Douglas Emmett, Inc.#	86,500	1,851,100
EastGroup Properties, Inc.#	11,200	555,184
Education Realty Trust, Inc.#	176,800	1,948,336
Equity One, Inc.#	15,900	315,774
Essex Property Trust, Inc.#	1,000	150,460
First Potomac Realty Trust#	13,400	160,800
Kilroy Realty Corp.#	8,200	376,462
LaSalle Hotel Properties#	82,840	2,284,727
Parkway Properties, Inc.#	5,000	52,700
Pebblebrook Hotel Trust	6,100	133,895
Starwood Property Trust, Inc.	5,000	100,200

		12,023,618

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	21,295	1,543,887

Real Estate Operations & Development — 0.1%
AV Homes, Inc.†	11,400	128,250
Consolidated - Tomoka Land Co.	3,100	86,025
Thomas Properties Group, Inc.	26,300	124,662

		338,937

Recycling — 0.0%
Metalico, Inc.†	31,700	80,201

Rental Auto/Equipment — 0.1%
Electro Rent Corp.	6,300	87,192
H&E Equipment Services, Inc.†	21,900	347,553

		434,745

Retail - Apparel/Shoe — 4.3%
American Eagle Outfitters, Inc.	9,900	191,169
ANN, Inc.†	28,750	773,088
bebe Stores, Inc.#	213,069	1,359,380
Buckle, Inc.#	42,875	1,678,128
Casual Male Retail Group, Inc.†	39,600	120,780
Chico’s FAS, Inc.	16,900	246,909
Christopher & Banks Corp.#	33,300	39,960
Express, Inc.†#	102,444	1,895,214
Finish Line, Inc., Class A#	93,586	1,929,743
Francesca’s Holdings Corp.†	18,100	424,626
Genesco, Inc.†	26,201	1,742,366
Hot Topic, Inc.#	24,600	243,786
PVH Corp.	22,033	1,784,673
rue21, Inc.†#	10,000	264,800
Vera Bradley, Inc.†#	1,500	32,805

		12,727,427

Retail - Appliances — 0.1%
hhgregg, Inc.†#	13,700	147,275

Retail - Automobile — 0.7%
Penske Automotive Group, Inc.#	85,922	2,111,963

Retail - Convenience Store — 0.0%
Pantry, Inc.†	8,600	111,026

Retail - Discount — 0.2%
HSN, Inc.	11,900	462,910
Tuesday Morning Corp.†	34,000	142,120

		605,030

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Home Furnishings — 0.8%
Kirkland’s, Inc.†	9,700	$105,148
Pier 1 Imports, Inc.#	146,577	2,389,205

		2,494,353

Retail - Jewelry — 0.0%
Zale Corp.†	37,900	88,686

Retail - Leisure Products — 0.1%
MarineMax, Inc.†#	29,400	283,416

Retail - Misc./Diversified — 0.0%
Gaiam, Inc.† Class A	17,400	69,426

Retail - Restaurants — 2.1%
BJ’s Restaurants, Inc.†#	11,100	486,069
Brinker International, Inc.#	15,100	487,881
Cheesecake Factory, Inc.†#	12,800	415,232
DineEquity, Inc.†#	37,798	1,814,304
Famous Dave’s Of America, Inc.†	10,500	108,675
Jack in the Box, Inc.†#	21,400	553,190
Jamba, Inc.†	2,600	4,940
Panera Bread Co., Class A†	1,400	205,730
Papa John’s International, Inc.†#	37,237	1,732,265
Red Robin Gourmet Burgers, Inc.†	7,600	243,200
Sonic Corp.†#	31,262	266,665

		6,318,151

Retail - Sporting Goods — 0.4%
Hibbett Sports, Inc.†#	9,600	537,888
Zumiez, Inc.†	19,100	702,689

		1,240,577

Retail - Vitamins & Nutrition Supplements — 0.8%
GNC Holdings, Inc., Class A	65,273	2,514,969

Retirement/Aged Care — 0.0%
Five Star Quality Care, Inc.†	24,000	74,400

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†#	1,300	47,957

Savings & Loans/Thrifts — 0.7%
Bank Mutual Corp.	26,600	91,504
BankUnited, Inc.	14,500	342,055
Capitol Federal Financial, Inc.	31,640	368,606
Clifton Savings Bancorp, Inc.	7,000	71,400
ESSA Bancorp, Inc.	9,000	92,700
First Defiance Financial Corp.	5,800	92,742
First Financial Holdings, Inc.	13,400	128,640
First Pactrust Bancorp, Inc.	10,000	112,500
Fox Chase Bancorp, Inc.	9,500	121,790
Louisiana Bancorp, Inc.†	5,700	89,433
OceanFirst Financial Corp.	11,600	163,560
Pacific Premier Bancorp, Inc.†	12,600	99,540
Territorial Bancorp, Inc.	6,600	141,438
United Community Financial Corp.†	92,900	194,161
United Financial Bancorp, Inc.	8,687	119,707

		2,229,776

Schools — 0.0%
Learning Tree International, Inc.†	14,700	59,976

Seismic Data Collection — 0.1%
ION Geophysical Corp.†#	23,200	140,592
T.G.C. Industries, Inc.†	19,110	179,061

		319,653

Semiconductor Components - Integrated Circuits — 0.1%
Emulex Corp.†	14,500	97,440
TriQuint Semiconductor, Inc.†#	34,200	178,182

		275,622

Security Description	Shares	Value (Note 2)

Semiconductor Equipment — 0.7%
Amtech Systems, Inc.†	6,100	$27,572
FSI International, Inc.†	34,200	119,016
Mattson Technology, Inc.†	34,500	61,065
Novellus Systems, Inc.†#	46,398	1,940,828
Rudolph Technologies, Inc.†	9,800	84,476

		2,232,957

Steel Pipe & Tube — 1.1%
Valmont Industries, Inc.	27,853	3,189,168

Steel - Producers — 0.2%
AK Steel Holding Corp.#	20,400	123,012
Schnitzer Steel Industries, Inc., Class A#	12,100	315,568

		438,580

Telecom Equipment - Fiber Optics — 0.7%
Finisar Corp.†#	27,274	391,382
Harmonic, Inc.†	26,300	115,457
JDS Uniphase Corp.†#	151,936	1,542,151
KVH Industries, Inc.†	14,357	138,114

		2,187,104

Telecom Services — 0.3%
Aviat Networks, Inc.†	46,800	121,212
Otelco, Inc. IDS(7)	10,100	64,943
Premiere Global Services, Inc.†	21,900	183,084
tw telecom, Inc.†	18,200	422,058

		791,297

Telecommunication Equipment — 0.7%
ADTRAN, Inc.#	68,068	1,989,628
ShoreTel, Inc.†	12,600	52,794
Westell Technologies, Inc. Class A†	41,700	90,072

		2,132,494

Telephone - Integrated — 0.1%
HickoryTech Corp.	9,800	93,786
Warwick Valley Telephone Co.	8,100	106,920

		200,706

Television — 0.1%
Gray Television, Inc.†	57,100	79,369
LIN TV Corp., Class A†	27,100	78,048

		157,417

Textile - Apparel — 0.1%
Cherokee, Inc.	6,400	77,376
Unifi, Inc.†	6,000	66,180

		143,556

Textile - Products — 0.1%
Culp, Inc.†	12,300	119,064

Therapeutics — 1.0%
AVANIR Pharmaceuticals, Inc., Class A†#	49,100	145,827
BioMarin Pharmaceutical, Inc.†#	6,900	245,916
Cyclacel Pharmaceuticals, Inc.†	51,600	30,960
Nabi Biopharmaceuticals†	25,500	39,270
Onyx Pharmaceuticals, Inc.†	2,400	109,872
Questcor Pharmaceuticals, Inc.†#	52,811	2,186,375
Theragenics Corp.†(3)	36,700	70,464
Theravance, Inc.†#	3,300	68,277

		2,896,961

Transactional Software — 0.1%
Bottomline Technologies, Inc.†#	13,700	244,956

Transport - Rail — 0.2%
RailAmerica, Inc.†#	26,800	638,376

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Transport - Services — 0.6%
UTi Worldwide, Inc.#	108,009	$1,689,261

Transport - Truck — 1.7%
Celadon Group, Inc.#	13,600	219,096
Covenant Transportation Group, Inc., Class A†	14,200	53,534
Heartland Express, Inc.#	1,465	20,862
Knight Transportation, Inc.#	30,975	519,141
Landstar System, Inc.	42,098	2,218,565
Old Dominion Freight Line, Inc.†#	45,408	1,977,972
Saia, Inc.†	9,600	207,648

		5,216,818

Virtual Reality Products — 0.1%
RealD, Inc.†#	22,000	263,340

Vitamins & Nutrition Products — 0.1%
Nutraceutical International Corp.†	8,200	122,672
Omega Protein Corp.†	9,000	60,030
Schiff Nutrition International, Inc.†	7,100	119,280

		301,982

Water — 0.0%
York Water Co.	7,500	127,650

Wire & Cable Products — 0.8%
Belden, Inc.	56,970	1,780,312
Coleman Cable, Inc.	12,600	108,360
General Cable Corp.†#	17,300	492,358

		2,381,030

Wireless Equipment — 0.3%
Aruba Networks, Inc.†#	24,500	321,930
Globecomm Systems, Inc.†	7,300	77,380
ID Systems, Inc.†	22,000	92,400
RF Micro Devices, Inc.†	19,200	72,384
SBA Communications Corp., Class A†#	4,800	249,360
Tessco Technologies, Inc.	5,900	113,044
Ubiquiti Networks, Inc.†	2,500	46,625

		973,123

Wound, Burn & Skin Care — 0.1%
Obagi Medical Products, Inc.†	11,900	147,441

Total Common Stock
(cost $258,820,381)		295,306,607

CONVERTIBLE PREFERRED STOCK — 0.3%
Banks - Commercial — 0.1%
Synovus Financial Corp. 8.25%	8,100	142,236

Computers - Integrated Systems — 0.1%
Apptio Inc. Series D(1)(2)(3)	5,641	101,069
Silver Spring Networks, Inc. Series E 8.00%(1)(2)(3)	11,300	84,750

		185,819

E - Commerce/Services — 0.0%
Coupons.com, Inc.(1)(2)(3)	16,166	88,806

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd. 8.50%	3,000	157,050

Oil Companies - Exploration & Production — 0.0%
GeoMet, Inc. Series A 8.00%(4)	3,280	14,202

Total Convertible Preferred Stock
(cost $688,090)		588,113

CONVERTIBLE BONDS & NOTES — 0.0%
Machinery - Construction & Mining — 0.0%
Terex Corp. 4.00% due 06/01/15 (cost $36,000)	$36,000	46,125

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
FieldPoint Petroleum Corp. Expires 03/23/17 (Strike price $4.00) (cost $19,492)	31,900	$26,184

Total Long-Term Investment Securities
(cost $259,563,963)		295,967,029

SHORT-TERM INVESTMENT SECURITIES — 18.8%
Registered Investment Companies — 18.4%
State Street Navigator Securities Lending Prime Portfolio(5)	53,644,219	53,644,219
T. Rowe Price Reserve Investment Fund	1,343,894	1,343,894

		54,988,113

Time Deposits — 0.4%
Euro Time Deposit with State Street Bank & Trust Co 0.01% due 06/01/12.	$1,362,000	1,362,000

Total Short-Term Investment Securities
(cost $56,350,113)		56,350,113

TOTAL INVESTMENTS
(cost $315,914,076)(6)	117.8%	352,317,142
Liabilities in excess of other assets	(17.8)	(53,171,887)

NET ASSETS —	100.0%	$299,145,255

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of May 31, 2012, the Small Cap Fund held the following restricted securities:

Name	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Apptio, Inc. Series D Convertible Preferred Stock	03/09/12	5,641	$101,069	$101,069	$17.92	0.03%
Coupons.com, Inc. Convertible Preferred Stock	06/01/11	8,083	88,806
	08/18/11	8,083	—

		16,166	88,806	88,806	5.49	0.03%

Silver Spring Networks, Inc. Series E 8.00% Convertible Preferred Stock	12/11/09	11,300	113,000	84,750	7.50	0.03%

				$274,625		0.09%

(3)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $739,112 representing 0.2% of net assets.
(4)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of May 31, 2012.
(5)	At May 31, 2012, the Fund had loaned securities with a total value of $51,937,530. This was secured by collateral of $53,644,219, which was received in cash and subsequently invested in short-term investments currently valued at $53,644,219 as reported in the portfolio of investments (see Note 2).

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

(6)	See Note 5 for cost of Investments on a tax basis.
(7)	Consists of more than one type of security traded together as a unit.

ADR—American Depository Receipt

IDS—Income Deposit Security

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$22,933,152	$—	$—	$22,933,152
Other Industries*	272,373,455	—	—	272,373,455
Convertible Preferred Stock	313,488	—	274,625	588,113
Convertible Bonds & Notes	—	46,125	—	46,125
Warrants	26,184	—	—	26,184
Short-Term Investment Securities:
Registered Investment Companies	54,988,113	—	—	54,988,113
Time Deposits	—	1,362,000	—	1,362,000

Total	$350,634,392	$1,408,125	$274,625	$352,317,142

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Convertible Preferred Stock
Balance as of 5/31/2011	$148,299	$67,800
Accrued discounts	—	—
Accrued premiums	—	—
Realized gain	—	—
Realized loss	(161,310)	—
Change in unrealized appreciation(1)	34,361	16,950
Change in unrealized depreciation(1)	—	—
Net purchases	—	189,875
Net sales	(21,350)	—
Transfers into Level 3(2)	—	—
Transfers out of Level 3(2)	—	—

Balance as of 05/31/2012	$—	$274,625

(1)	The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at May 31, 2012 includes:

Common Stock	Convertible Preferred Stock
$—	$16,950

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2012 — (Unaudited)

Industry Allocation*

Registered Investment Companies	15.4%
Real Estate Investment Trusts	9.8
Banks — Commercial	6.3
Repurchase Agreements	2.6
Oil Companies — Exploration & Production	2.5
Medical — Biomedical/Gene	2.4
Medical — Drugs	2.2
Electric — Integrated	2.0
Retail — Apparel/Shoe	1.9
Retail — Restaurants	1.7
Commercial Services	1.3
Enterprise Software/Service	1.2
Insurance — Property/Casualty	1.2
Electronic Components — Semiconductors	1.2
Diversified Manufacturing Operations	1.1
Medical Products	1.1
Gas — Distribution	1.0
Medical Instruments	1.0
Distribution/Wholesale	1.0
Chemicals — Specialty	1.0
Savings & Loans/Thrifts	1.0
Therapeutics	0.9
Machinery — General Industrial	0.9
Semiconductor Equipment	0.9
Aerospace/Defense — Equipment	0.9
Rental Auto/Equipment	0.9
Applications Software	0.9
Investment Companies	0.8
Consulting Services	0.8
Semiconductor Components — Integrated Circuits	0.8
Food — Misc./Diversified	0.8
Oil — Field Services	0.8
Transport — Truck	0.7
Computers — Integrated Systems	0.7
Computer Services	0.7
Airlines	0.7
Auto/Truck Parts & Equipment — Original	0.7
Metal Processors & Fabrication	0.6
Footwear & Related Apparel	0.6
Medical — HMO	0.6
Telecommunication Equipment	0.6
Finance — Investment Banker/Broker	0.6
Commercial Services — Finance	0.6
Apparel Manufacturers	0.6
Electronic Components — Misc.	0.6
Insurance — Reinsurance	0.6
Building & Construction Products — Misc.	0.6
Human Resources	0.5
Networking Products	0.5
Chemicals — Diversified	0.5
Data Processing/Management	0.5
Aerospace/Defense	0.5
Paper & Related Products	0.5
Oil Field Machinery & Equipment	0.5
Wireless Equipment	0.5
Medical Information Systems	0.5
Transport — Marine	0.5
Retail — Automobile	0.4
Lasers — System/Components	0.4
E-Marketing/Info	0.4
Finance — Consumer Loans	0.4
Insurance — Life/Health	0.4
Building — Residential/Commercial	0.4
Consumer Products — Misc.	0.4
Food — Wholesale/Distribution	0.4
Food — Retail	0.4
Investment Management/Advisor Services	0.4
Schools	0.4
Office Furnishings — Original	0.4

Internet Application Software	0.4
Electronic Measurement Instruments	0.4
Retail — Sporting Goods	0.3
U.S. Government Treasuries	0.3
Hazardous Waste Disposal	0.3
Retail — Pawn Shops	0.3
Transport — Services	0.3
Oil Refining & Marketing	0.3
Resorts/Theme Parks	0.3
Lighting Products & Systems	0.3
Communications Software	0.3
Instruments — Controls	0.3
Home Furnishings	0.3
Water	0.3
Advanced Materials	0.3
Engineering/R&D Services	0.3
Internet Connectivity Services	0.3
Printing — Commercial	0.3
Diagnostic Equipment	0.3
Miscellaneous Manufacturing	0.3
Computer Software	0.3
Telecom Services	0.3
Transactional Software	0.3
Building & Construction — Misc.	0.3
Theaters	0.3
Medical — Outpatient/Home Medical	0.2
Alternative Waste Technology	0.2
Retail — Convenience Store	0.2
Medical — Generic Drugs	0.2
Building — Maintance & Services	0.2
Retail — Petroleum Products	0.2
Hotels/Motels	0.2
E-Services/Consulting	0.2
Filtration/Separation Products	0.2
Non — Ferrous Metals	0.2
Telecom Equipment — Fiber Optics	0.2
Retail — Discount	0.2
Tobacco	0.2
Transport — Rail	0.2
Industrial Automated/Robotic	0.2
Building Products — Cement	0.2
Retail — Home Furnishings	0.2
Coal	0.2
Multilevel Direct Selling	0.2
Power Converter/Supply Equipment	0.2
E-Commerce/Services	0.2
Food — Canned	0.2
Chemicals — Plastics	0.2
Wire & Cable Products	0.2
Telephone — Integrated	0.2
Finance — Other Services	0.2
Retail — Vitamins & Nutrition Supplements	0.2
Physical Therapy/Rehabilitation Centers	0.2
Computers — Memory Devices	0.2
Transport — Equipment & Leasing	0.2
Leisure Products	0.2
Satellite Telecom	0.2
Auction Houses/Art Dealers	0.2
E-Commerce/Products	0.2
Recreational Centers	0.2
Precious Metals	0.2
Research & Development	0.2
Audio/Video Products	0.2
Retail — Video Rentals	0.2
Dental Supplies & Equipment	0.2
Internet Security	0.2
Diagnostic Kits	0.2
Patient Monitoring Equipment	0.2
Computer Aided Design	0.2

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Instruments — Scientific	0.2%
Internet Content — Information/News	0.2
Intimate Apparel	0.2
Pipelines	0.2
Computers — Periphery Equipment	0.2
Medical — Nursing Homes	0.2
Medical Sterilization Products	0.2
Multimedia	0.2
Poultry	0.2
Energy — Alternate Sources	0.2
Batteries/Battery Systems	0.1
Casino Services	0.1
Environmental Consulting & Engineering	0.1
Racetracks	0.1
Identification Systems	0.1
Agricultural Operations	0.1
Building — Heavy Construction	0.1
Web Portals/ISP	0.1
Casino Hotels	0.1
Electric — Generation	0.1
Seismic Data Collection	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Insurance — Multi-line	0.1
Transport — Air Freight	0.1
Diversified Operations/Commercial Services	0.1
Gold Mining	0.1
Electric Products — Misc.	0.1
Office Supplies & Forms	0.1
Circuit Boards	0.1
Machinery — Material Handling	0.1
Electronic Design Automation	0.1
Linen Supply & Related Items	0.1
Funeral Services & Related Items	0.1
Private Corrections	0.1
Publishing — Newspapers	0.1
Metal — Aluminum	0.1
Television	0.1
Retail — Misc./Diversified	0.1
Silver Mining	0.1
Drug Delivery Systems	0.1
Oil & Gas Drilling	0.1
Cosmetics & Toiletries	0.1
Disposable Medical Products	0.1
Protection/Safety	0.1
Retirement/Aged Care	0.1
Web Hosting/Design	0.1
Firearms & Ammunition	0.1
Machinery — Electrical	0.1
Retail — Major Department Stores	0.1
Entertainment Software	0.1
Environmental Monitoring & Detection	0.1
Diversified Minerals	0.1
Security Services	0.1
Retail — Hair Salons	0.1
Finance — Mortgage Loan/Banker	0.1
Auto Repair Centers	0.1
Retail — Office Supplies	0.1
Vitamins & Nutrition Products	0.1
Platinum	0.1
Heart Monitors	0.1
Broadcast Services/Program	0.1
Finance — Leasing Companies	0.1
Rubber — Tires	0.1
Brewery	0.1
Containers — Paper/Plastic	0.1
Toys	0.1
Steel Pipe & Tube	0.1
Diversified Operations	0.1
Machinery — Farming	0.1

Veterinary Diagnostics	0.1
Engines — Internal Combustion	0.1
Publishing — Books	0.1
Internet Incubators	0.1
Coffee	0.1
Financial Guarantee Insurance	0.1
Building Products — Doors & Windows	0.1
Storage/Warehousing	0.1
Physicians Practice Management	0.1
Electronic Security Devices	0.1
Retail — Drug Store	0.1
Travel Services	0.1
Building Products — Wood	0.1
Real Estate Management/Services	0.1
Diversified Financial Services	0.1
Gambling (Non-Hotel)	0.1
Venture Capital	0.1
Building Products — Air & Heating	0.1
Real Estate Operations & Development	0.1
Banks — Fiduciary	0.1
Finance — Auto Loans	0.1
Rubber/Plastic Products	0.1
Retail — Building Products	0.1
Medical — Hospitals	0.1
Marine Services	0.1
Internet Telephone	0.1
Chemicals — Other	0.1
Motion Pictures & Services	0.1
Forestry	0.1
Retail — Regional Department Stores	0.1
Cable/Satellite TV	0.1
Health Care Cost Containment	0.1
Building — Mobile Home/Manufactured Housing	0.1

115.3%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.0%
Advanced Materials — 0.3%
Ceradyne, Inc.#	17,388	$438,004
Hexcel Corp.†	68,411	1,667,860
Metabolix, Inc.†#	23,779	47,558
STR Holdings, Inc.†#	21,106	80,625

		2,234,047

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A#	17,511	170,032

Advertising Services — 0.0%
Marchex, Inc., Class B#	14,923	53,424

Aerospace/Defense — 0.5%
Aerovironment, Inc.†#	11,807	263,060
Cubic Corp.	11,036	478,963
Esterline Technologies Corp.†	21,288	1,374,992
Kratos Defense & Security Solutions, Inc.†#	28,018	151,577
National Presto Industries, Inc.#	3,354	224,919
Teledyne Technologies, Inc.†	25,655	1,528,525

		4,022,036

Aerospace/Defense - Equipment — 0.9%
AAR Corp.#	27,758	334,484
Astronics Corp.†	7,179	183,208
Curtiss - Wright Corp.	32,424	985,365
Ducommun, Inc.†#	7,358	66,443
GenCorp, Inc.†#	41,002	250,932
HEICO Corp.#	36,421	1,517,299
Kaman Corp.#	18,349	536,708
LMI Aerospace, Inc.†	6,393	100,370
Moog, Inc., Class A†	31,722	1,206,071
Orbital Sciences Corp.†	40,811	456,675
Triumph Group, Inc.#	26,271	1,572,057

		7,209,612

Agricultural Biotech — 0.0%
Ceres, Inc.†#	4,016	42,369

Agricultural Operations — 0.1%
Alico, Inc.#	2,473	60,391
Andersons, Inc.	12,992	565,801
Cadiz, Inc.†#	8,422	63,670
Griffin Land & Nurseries, Inc.	1,743	41,100
Limoneira Co.#	5,462	84,060
MGP Ingredients, Inc.#	8,399	27,633
Tejon Ranch Co.†	9,940	264,802

		1,107,457

Airlines — 0.7%
Alaska Air Group, Inc.†	50,052	1,716,783
Allegiant Travel Co.†#	10,320	669,252
Hawaiian Holdings, Inc.†#	35,206	203,491
JetBlue Airways Corp.†#	172,129	900,235
Republic Airways Holdings, Inc.†#	33,662	182,448
SkyWest, Inc.	36,941	260,434
Spirit Airlines, Inc.†	10,887	224,381
US Airways Group, Inc.†	113,156	1,495,922

		5,652,946

Alternative Waste Technology — 0.2%
Calgon Carbon Corp.†	39,444	527,366
Darling International, Inc.†	81,723	1,144,939
Rentech, Inc.†	155,669	292,658

		1,964,963

Apparel Manufacturers — 0.6%
Carter’s, Inc.†	34,334	1,851,633
Columbia Sportswear Co.#	8,477	407,659

Security Description	Shares	Value (Note 2)

Apparel Manufacturers (continued)
Delta Apparel, Inc.†#	4,947	$70,099
G-III Apparel Group, Ltd.†	11,533	284,980
Jones Group, Inc.#	56,493	544,593
Maidenform Brands, Inc.†	16,348	315,516
Oxford Industries, Inc.	8,967	412,930
Quiksilver, Inc.†	90,633	249,241
True Religion Apparel, Inc.	18,005	528,087

		4,664,738

Applications Software — 0.9%
Actuate Corp.†	26,568	177,474
Callidus Software, Inc.†#	20,943	104,506
Deltek, Inc.†#	15,502	162,616
Ebix, Inc.#	20,130	350,262
EPIQ Systems, Inc.#	21,936	241,954
Geeknet, Inc.†#	3,059	55,215
Imperva, Inc.†	3,842	98,778
inContact, Inc.†	21,436	112,110
NetSuite, Inc.†#	19,990	937,931
Parametric Technology Corp.†	83,197	1,680,579
PDF Solutions, Inc.†	16,351	144,706
Progress Software Corp.†	43,304	832,303
Quest Software, Inc.†	39,637	990,925
RealPage, Inc.†#	22,363	399,179
Tangoe, Inc.†	7,973	153,959
Verint Systems, Inc.†	14,793	424,855

		6,867,352

Athletic Equipment — 0.0%
Black Diamond, Inc.†	13,049	117,441

Athletic Footwear — 0.0%
K-Swiss, Inc., Class A†#	18,288	54,681

Auction House/Art Dealers — 0.2%
Sotheby’s	47,183	1,439,081

Audio/Video Products — 0.2%
DTS, Inc.†#	11,523	318,380
Skullcandy, Inc.†#	6,728	88,271
TiVo, Inc.†#	83,275	711,169
Universal Electronics, Inc.†	10,492	137,445
VOXX International Corp.†	12,603	124,266

		1,379,531

Auto Repair Centers — 0.1%
Monro Muffler Brake, Inc.#	21,295	719,558

Auto - Truck Trailers — 0.0%
Wabash National Corp.†	47,845	333,001

Auto/Truck Parts & Equipment - Original — 0.7%
Accuride Corp.†#	28,252	167,252
American Axle & Manufacturing Holdings, Inc.†	46,638	431,868
Amerigon, Inc.†	20,631	247,159
Dana Holding Corp.	102,164	1,360,824
Fuel Systems Solutions, Inc.†#	11,622	174,330
Meritor, Inc.†	65,973	356,914
Miller Industries, Inc.	7,828	113,663
Modine Manufacturing Co.†	32,506	210,639
Spartan Motors, Inc.	23,291	104,810
Superior Industries International, Inc.#	16,351	274,533
Tenneco, Inc.†	42,230	1,146,544
Titan International, Inc.#	29,388	658,291
Tower International, Inc.†	4,865	61,591

		5,308,418

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	20,103	$175,499
Dorman Products, Inc.†#	7,555	363,698
Douglas Dynamics, Inc.#	13,018	166,370
Exide Technologies†#	54,065	125,431
Motorcar Parts of America, Inc.†#	8,429	36,413
Standard Motor Products, Inc.	13,742	185,654

		1,053,065

B2B/E - Commerce — 0.0%
ePlus, Inc.†#	2,547	80,052
Global Sources, Ltd.†	7,958	41,780
SPS Commerce, Inc.†	5,883	162,606

		284,438

Banks - Commercial — 6.3%
1st Source Corp.#	10,627	226,461
1st United Bancorp, Inc.†	21,195	122,083
Alliance Financial Corp.#	3,314	104,026
Ameris Bancorp†	16,601	188,753
Ames National Corp.	5,791	117,615
Arrow Financial Corp.#	7,081	168,953
Bancfirst Corp.#	4,697	178,157
Bancorp, Inc.†	20,428	185,691
BancorpSouth, Inc.	65,964	889,854
Bank of Kentucky Financial Corp.	4,023	96,431
Bank of Marin Bancorp#	3,716	132,252
Bank of the Ozarks, Inc.#	19,610	569,474
Banner Corp.	12,261	235,411
BBCN Bancorp, Inc.†	51,842	559,375
Bridge Bancorp, Inc.	4,703	92,179
Bridge Capital Holdings†#	6,388	97,992
Bryn Mawr Bank Corp.	7,962	162,982
Camden National Corp.#	5,363	172,903
Capital Bank Corp.†#	9,769	20,417
Capital City Bank Group, Inc.#	7,979	53,619
Cardinal Financial Corp.#	20,209	230,383
Cascade Bancorp†#	4,190	23,045
Cass Information Systems, Inc.#	6,473	238,401
Cathay General Bancorp, Class B	54,926	910,673
Center Bancorp, Inc.	8,443	87,047
Centerstate Banks, Inc.	20,980	151,895
Central Pacific Financial Corp.†	10,728	137,640
Century Bancorp, Inc., Class A#	2,407	67,324
Chemical Financial Corp.#	19,175	389,828
Citizens & Northern Corp.	8,509	148,482
City Holding Co.#	10,644	342,524
CNB Financial Corp.	8,584	128,159
CoBiz Financial, Inc.#	24,325	147,896
Columbia Banking System, Inc.	27,579	499,731
Community Bank System, Inc.#	27,171	723,020
Community Trust Bancorp, Inc.#	9,674	319,532
CSF Holdings, Inc.†(1)(2)	2,375	0
CVB Financial Corp.#	62,390	679,427
Eagle Bancorp, Inc.†	11,707	187,780
Encore Bancshares, Inc†	5,896	121,517
Enterprise Bancorp, Inc.#	4,067	64,625
Enterprise Financial Services Corp.	11,108	120,077
Financial Institutions, Inc.	9,634	157,420
First Bancorp	10,548	97,991
First Bancorp, Inc.#	6,127	87,003
First Busey Corp.#	53,834	249,790
First Commonwealth Financial Corp.	73,278	459,453
First Community Bancshares, Inc.#	11,100	137,529
First Connecticut Bancorp, Inc.	12,489	162,732
First Financial Bancorp	40,690	624,998

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
First Financial Bankshares, Inc.#	21,959	$704,006
First Financial Corp.#	7,781	218,257
First Interstate BancSystem, Inc.	11,013	153,631
First Merchants Corp.	17,918	210,178
First Midwest Bancorp, Inc.	52,064	525,326
First of Long Island Corp.	5,332	143,751
FirstMerit Corp.	76,309	1,213,313
FNB Corp.#	94,922	1,008,072
Franklin Financial Corp.†	9,701	148,716
German American Bancorp, Inc.	8,796	161,055
Glacier Bancorp, Inc.#	50,233	720,844
Great Southern Bancorp, Inc.	7,095	166,094
Hampton Roads Bankshares, Inc.†#	6,857	9,600
Hancock Holding Co.	53,301	1,625,147
Hanmi Financial Corp.†	21,994	206,524
Heartland Financial USA, Inc.	9,301	176,719
Heritage Commerce Corp.†	14,567	89,733
Heritage Financial Corp.#	10,931	151,394
Home Bancshares, Inc.	15,663	440,600
Hudson Valley Holding Corp.	10,899	182,013
IBERIABANK Corp.#	20,631	1,000,397
Independent Bank Corp.#	14,972	404,693
International Bancshares Corp.	37,026	683,870
Lakeland Bancorp, Inc.	15,895	142,896
Lakeland Financial Corp.	11,316	290,708
MainSource Financial Group, Inc.#	14,065	155,559
MB Financial, Inc.#	38,018	772,146
Merchants Bancshares, Inc.	3,358	88,853
Metro Bancorp, Inc.†	9,679	109,566
MidSouth Bancorp, Inc.#	5,341	70,394
National Bankshares, Inc.#	4,845	140,505
National Penn Bancshares, Inc.#	86,424	770,038
NBT Bancorp, Inc.#	24,056	477,993
Old National Bancorp	66,172	766,933
OmniAmerican Bancorp, Inc.†	7,820	154,680
Oriental Financial Group, Inc.	28,810	301,641
Orrstown Financial Services, Inc.#	4,881	36,998
Pacific Capital Bancorp NA†	2,873	130,865
Pacific Continental Corp.	12,871	115,839
PacWest Bancorp	21,129	481,952
Park National Corp.#	9,013	581,609
Park Sterling Corp.†	22,377	99,578
Penns Woods Bancorp, Inc.	2,679	101,588
Peoples Bancorp, Inc.#	7,377	138,466
Pinnacle Financial Partners, Inc.†	23,844	406,779
PrivateBancorp, Inc.	41,933	617,673
Prosperity Bancshares, Inc.#	32,750	1,399,080
Renasant Corp.#	17,502	267,606
Republic Bancorp, Inc., Class A#	6,917	145,949
S&T Bancorp, Inc.#	19,597	336,480
S.Y. Bancorp, Inc.#	8,416	189,697
Sandy Spring Bancorp, Inc.	16,825	299,317
SCBT Financial Corp.#	10,527	356,760
Seacoast Banking Corp. of Florida†	50,623	76,441
Sierra Bancorp	8,304	74,653
Signature Bank†	32,180	1,976,174
Simmons First National Corp., Class A#	12,106	287,881
Southside Bancshares, Inc.#	12,058	252,980
Southwest Bancorp, Inc.†#	13,578	129,806
State Bank Financial Corp.†	22,080	372,048
StellarOne Corp.#	16,050	193,884
Sterling Bancorp	21,603	196,587
Sterling Financial Corp.†	18,735	335,731
Suffolk Bancorp†	6,784	80,255

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Banks - Commercial (continued)
Sun Bancorp, Inc.†#	27,791	$65,031
Susquehanna Bancshares, Inc.	128,198	1,234,547
SVB Financial Group†#	29,957	1,787,235
Taylor Capital Group, Inc.†#	10,617	157,981
Texas Capital Bancshares, Inc.†	25,998	1,008,202
Tompkins Financial Corp.#	6,325	231,558
Towne Bank#	17,517	217,564
TriCo Bancshares#	9,817	150,691
Trustco Bank Corp.	64,966	336,524
Trustmark Corp.#	44,698	1,091,525
UMB Financial Corp.#	22,358	1,090,400
Umpqua Holdings Corp.#	80,079	1,027,414
Union First Market Bankshares Corp.	14,147	197,492
United Bankshares, Inc.#	35,061	898,263
United Community Banks, Inc.†	29,036	238,966
Univest Corp. of Pennsylvania	11,715	187,674
Virginia Commerce Bancorp, Inc.†	16,358	134,954
Washington Banking Co.	10,710	145,335
Washington Trust Bancorp, Inc.#	9,956	234,563
Webster Financial Corp.	50,322	1,020,027
WesBanco, Inc.	16,142	328,167
West Bancorporation, Inc.#	10,868	100,855
West Coast Bancorp†#	13,469	253,217
Westamerica Bancorporation#	20,171	901,845
Western Alliance Bancorp†#	48,432	422,327
Wilshire Bancorp, Inc.†	42,975	215,305
Wintrust Financial Corp.#	24,422	830,592

		50,847,325

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.#	53,783	485,123

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.†	7,504	88,022

Batteries/Battery Systems — 0.1%
A123 Systems, Inc.†#	61,676	62,909
EnerSys†	33,319	1,098,861
Valence Technology, Inc.†#	50,446	37,330

		1,199,100

Beverages - Non-alcoholic — 0.0%
Coca - Cola Bottling Co. Consolidated	3,196	195,819
National Beverage Corp.†#	7,813	112,976
Primo Water Corp.†#	10,256	12,717

		321,512

Beverages - Wine/Spirits — 0.0%
Central European Distribution Corp.†#	50,797	199,124

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	5,736	601,420
Craft Brew Alliance, Inc.†#	7,271	57,804

		659,224

Broadcast Services/Program — 0.1%
Crown Media Holdings, Inc., Class A†#	24,369	35,823
Digital Domain Media Group, Inc.†#	2,574	18,893
Digital Generation, Inc.†#	19,147	182,088
Fisher Communications, Inc.†#	6,164	176,537
Nexstar Broadcasting Group, Inc., Class A†	7,651	50,726
Outdoor Channel Holdings, Inc.	10,035	66,030
World Wrestling Entertainment, Inc., Class A	19,037	150,012

		680,109

Building & Construction Products - Misc. — 0.6%
Broadwind Energy, Inc.†	97,587	29,276

Security Description	Shares	Value (Note 2)

Building & Construction Products - Misc. (continued)
Builders FirstSource, Inc.†#	31,768	$125,801
Drew Industries, Inc.†	13,349	354,416
Gibraltar Industries, Inc.†#	21,239	217,063
Interline Brands, Inc.†#	22,072	553,345
Louisiana - Pacific Corp.†	92,308	869,541
NCI Building Systems, Inc.†	13,790	134,039
Quanex Building Products Corp.#	26,474	437,086
Simpson Manufacturing Co., Inc.	29,051	807,327
Trex Co., Inc.†#	10,871	316,346
USG Corp.†#	49,880	769,150

		4,613,390

Building & Construction - Misc. — 0.3%
Aegion Corp.†#	27,582	434,968
Dycom Industries, Inc.†	24,597	481,609
Layne Christensen Co.†#	13,715	257,156
MasTec, Inc.†	39,553	646,692
MYR Group, Inc.†	14,062	213,883

		2,034,308

Building Products - Air & Heating — 0.1%
AAON, Inc.#	13,119	245,850
Comfort Systems USA, Inc.	26,482	240,457

		486,307

Building Products - Cement — 0.2%
Eagle Materials, Inc.	31,078	997,604
Headwaters, Inc.†#	42,476	195,814
Texas Industries, Inc.	15,910	509,120

		1,702,538

Building Products - Doors & Windows — 0.1%
Apogee Enterprises, Inc.	19,614	289,895
Griffon Corp.	33,303	266,757

		556,652

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.#	13,605	83,263

Building Products - Wood — 0.1%
Universal Forest Products, Inc.	13,638	513,471

Building - Heavy Construction — 0.1%
Granite Construction, Inc.	26,991	618,634
Orion Marine Group, Inc.†	18,863	126,005
Sterling Construction Co., Inc.†#	11,498	103,482
Tutor Perini Corp.†	21,790	244,919

		1,093,040

Building - Maintance & Services — 0.2%
ABM Industries, Inc.	37,035	795,142
Rollins, Inc.#	44,384	942,716
Swisher Hygiene, Inc.†#	59,100	117,609

		1,855,467

Building - Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†#	4,762	200,718
Skyline Corp.#	4,788	21,738
Winnebago Industries, Inc.†#	20,342	182,264

		404,720

Building - Residential/Commercial — 0.4%
Beazer Homes USA, Inc.†#	70,692	184,506
Hovnanian Enterprises, Inc., Class A†#	58,259	108,944
KB Home#	53,755	389,724
M/I Homes, Inc.†#	13,069	196,296
MDC Holdings, Inc.	26,198	752,407

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building - Residential/Commercial (continued)
Meritage Homes Corp.†	19,523	$585,885
Ryland Group, Inc.	30,998	693,115
Standard Pacific Corp.†#	74,198	382,862

		3,293,739

Cable/Satellite TV — 0.1%
Knology, Inc.†	20,984	409,398

Capacitors — 0.0%
Kemet Corp.†	30,837	177,313

Casino Hotels — 0.1%
Ameristar Casinos, Inc.	22,507	420,881
Boyd Gaming Corp.†#	38,265	291,579
Caesars Entertainment Corp.†	25,701	312,010
Monarch Casino & Resort, Inc.†	6,222	57,678

		1,082,148

Casino Services — 0.1%
Multimedia Games Holding Co, Inc.†	18,788	236,917
Scientific Games Corp., Class A†	40,642	347,083
Shuffle Master, Inc.†	37,741	598,572

		1,182,572

Cellular Telecom — 0.0%
Leap Wireless International, Inc.†	42,659	246,142

Chemicals - Diversified — 0.5%
Aceto Corp.	18,594	158,607
Chemtura Corp.†	67,263	1,016,344
Codexis, Inc.†#	17,145	53,492
Georgia Gulf Corp.†#	23,727	706,115
Innophos Holdings, Inc.	15,159	765,226
Innospec, Inc.†	16,558	437,628
Olin Corp.	55,662	1,067,041

		4,204,453

Chemicals - Fibers — 0.0%
Zoltek Cos., Inc.†	19,402	162,007

Chemicals - Other — 0.1%
American Vanguard Corp.#	15,602	420,474

Chemicals - Plastics — 0.2%
A. Schulman, Inc.	21,553	460,588
Landec Corp.†#	18,431	134,731
PolyOne Corp.	65,232	863,019
Spartech Corp.†	21,562	81,073

		1,539,411

Chemicals - Specialty — 1.0%
Balchem Corp.#	20,155	585,301
Ferro Corp.†	60,460	268,442
H.B. Fuller Co.	34,525	1,049,560
Hawkins, Inc.	6,067	200,272
KMG Chemicals, Inc.	5,010	85,571
Kraton Performance Polymers, Inc.†	22,277	425,713
Minerals Technologies, Inc.	12,761	807,388
NewMarket Corp.	6,296	1,314,668
Oil - Dri Corp. of America	3,481	66,940
OM Group, Inc.†#	21,656	394,356
Omnova Solutions, Inc.†	31,599	227,513
Quaker Chemical Corp.#	8,945	373,812
Sensient Technologies Corp.	34,968	1,277,031
Stepan Co.	5,660	511,551
Zep, Inc.	15,327	214,884

		7,803,002

Security Description	Shares	Value (Note 2)

Circuit Boards — 0.1%
Multi-Fineline Electronix, Inc.†	6,310	$156,299
Park Electrochemical Corp.	14,476	339,607
TTM Technologies, Inc.†	36,296	335,375
Viasystems North America, Inc.	10,540	136,914

		968,195

Coal — 0.2%
Cloud Peak Energy, Inc.†	42,577	659,092
Hallador Energy Co.	3,124	22,024
James River Coal Co.†#	24,812	62,278
L&L Energy, Inc.†	15,574	23,205
Patriot Coal Corp.†#	63,766	151,126
SunCoke Energy, Inc.†	49,335	692,664
Westmoreland Coal Co.†#	7,280	54,454

		1,664,843

Coffee — 0.1%
Farmer Brothers Co.†#	4,731	32,360
Peet’s Coffee & Tea, Inc.†	8,953	533,420

		565,780

Commercial Services — 1.3%
Acacia Research Corp.†	29,876	1,038,788
Arbitron, Inc.	18,953	633,788
Convergys Corp.†	73,483	1,025,088
CoStar Group, Inc.†	18,127	1,339,404
ExlService Holdings, Inc.†#	11,910	258,090
Healthcare Services Group, Inc.#	46,363	906,397
HMS Holdings Corp.†	59,215	1,586,370
Intersections, Inc.	6,758	77,244
Live Nation Entertainment, Inc.†	98,574	921,667
Mac - Gray Corp.	8,307	102,924
Medifast, Inc.†	9,625	173,827
National Research Corp.	1,275	54,787
PHH Corp.†	39,294	651,101
Providence Service Corp.†	9,054	120,418
RPX Corp.†	7,021	93,590
ServiceSource International, Inc.†	7,341	88,092
Standard Parking Corp.†	11,054	210,136
Steiner Leisure, Ltd.†	10,496	481,032
Team, Inc.†	13,598	362,795
TeleTech Holdings, Inc.†	17,713	263,924
TMS International Corp.†#	8,993	99,822

		10,489,284

Commercial Services - Finance — 0.6%
Cardtronics, Inc.†	30,083	842,926
CBIZ, Inc.†#	27,531	155,275
Euronet Worldwide, Inc.†#	35,768	643,466
Global Cash Access Holdings, Inc.†	45,053	317,624
Heartland Payment Systems, Inc.	26,923	785,613
MoneyGram International, Inc.†	7,303	101,731
PRGX Global, Inc.†#	13,643	91,817
TNS, Inc.†	17,787	318,031
Wright Express Corp.†	26,977	1,512,331

		4,768,814

Communications Software — 0.3%
Digi International, Inc.†	17,699	159,999
Jive Software, Inc.†#	10,796	180,833
Seachange International, Inc.†	18,468	149,406
Smith Micro Software, Inc.†#	25,055	40,339
SolarWinds, Inc.†	39,797	1,825,090

		2,355,667

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Computer Aided Design — 0.2%
Aspen Technology, Inc.†	59,098	$1,306,066

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	24,980	342,226

Computer Services — 0.7%
CACI International, Inc., Class A†	18,445	789,446
Carbonite, Inc.†#	5,020	38,704
CIBER, Inc.†	44,666	159,904
Computer Task Group, Inc.†#	10,559	128,503
Dynamics Research Corp.†#	6,245	39,031
iGATE Corp.†	21,608	354,155
Insight Enterprises, Inc.†	30,647	456,334
j2 Global, Inc.#	32,121	777,007
KEYW Holding Corp.†#	12,871	118,671
LivePerson, Inc.†	36,790	634,995
Manhattan Associates, Inc.†	14,273	677,968
SYKES Enterprises, Inc.†	27,712	417,066
Syntel, Inc.	10,759	601,428
Unisys Corp.†#	30,059	472,227
Virtusa Corp.†	10,562	154,522

		5,819,961

Computer Software — 0.3%
Accelrys, Inc.†	38,689	301,774
AVG Technologies NV†#	5,591	76,094
Avid Technology, Inc.†#	20,692	147,741
Blackbaud, Inc.#	31,085	803,547
Cornerstone OnDemand, Inc.†	7,969	159,778
DynaVox, Inc., Class A†#	6,556	8,392
Envestnet, Inc.†	13,372	158,592
Guidance Software, Inc.†#	9,531	78,154
SS&C Technologies Holdings, Inc.†	17,613	415,315

		2,149,387

Computers — 0.0%
Silicon Graphics International Corp.†#	21,645	127,489

Computers - Integrated Systems — 0.7%
3D Systems Corp.†#	29,276	889,990
Agilysys, Inc.†#	11,864	86,370
Cray, Inc.†#	25,270	269,884
Echelon Corp.†#	24,522	86,563
Jack Henry & Associates, Inc.	60,301	1,990,536
Maxwell Technologies, Inc.†#	19,522	135,288
Mercury Computer Systems, Inc.†	21,080	249,798
MTS Systems Corp.	10,897	421,278
NCI, Inc., Class A†#	4,653	19,868
Netscout Systems, Inc.†	26,087	523,044
Radisys Corp.†	13,566	79,225
Stratasys, Inc.†#	14,760	701,395
Super Micro Computer, Inc.†	19,766	315,070
Wave Systems Corp., Class A†#	57,873	57,873

		5,826,182

Computers - Memory Devices — 0.2%
Dot Hill Systems Corp.†#	39,462	48,538
Imation Corp.†	20,983	119,184
OCZ Technology Group, Inc.†#	45,931	205,771
Quantum Corp.†	157,442	307,012
Spansion, Inc., Class A†	35,143	379,544
STEC, Inc.†#	25,679	181,294
Xyratex, Ltd.	19,782	226,306

		1,467,649

Computers - Periphery Equipment — 0.2%
Electronics for Imaging, Inc.†	32,606	480,612
Immersion Corp.†#	19,927	111,791

Security Description	Shares	Value (Note 2)

Computers - Periphery Equipment (continued)
Rimage Corp.#	6,635	$50,957
Synaptics, Inc.†#	22,461	602,404

		1,245,764

Consulting Services — 0.8%
Accretive Health, Inc.†#	27,946	328,645
Advisory Board Co.†	11,645	1,128,051
Corporate Executive Board Co.#	24,109	876,121
CRA International, Inc.†	7,577	142,523
Forrester Research, Inc.#	10,279	331,806
Franklin Covey Co.†	9,318	86,005
FTI Consulting, Inc.†	29,373	927,306
Hackett Group, Inc.†#	15,773	81,389
Hill International, Inc.†	17,507	53,396
Huron Consulting Group, Inc.†#	15,506	484,718
ICF International, Inc.†	13,735	309,038
MAXIMUS, Inc.	24,241	1,103,208
Navigant Consulting, Inc.†	36,024	431,207
Pendrell Corp.†	105,595	122,490
Zillow, Inc.†#	2,869	112,407

		6,518,310

Consumer Products - Misc. — 0.4%
American Greetings Corp., Class A#	24,517	343,973
AT Cross Co., Class A†#	6,686	67,729
Blyth, Inc.#	3,627	271,009
Central Garden and Pet Co., Class A†	29,285	270,008
CSS Industries, Inc.	5,663	107,824
Helen of Troy, Ltd.†#	21,559	678,677
Prestige Brands Holdings, Inc.†	35,124	482,253
Spectrum Brands Holdings, Inc.†	11,671	402,883
Summer Infant, Inc.†	9,313	28,312
WD-40 Co.	11,150	521,597

		3,174,265

Containers - Paper/Plastic — 0.1%
AEP Industries, Inc.†#	2,999	103,555
Graphic Packaging Holding Co.†	111,649	552,663

		656,218

Cosmetics & Toiletries — 0.1%
Elizabeth Arden, Inc.†#	17,073	588,336
Inter Parfums, Inc.	11,246	176,562
Revlon, Inc., Class A†#	7,580	112,866

		877,764

Data Processing/Management — 0.5%
Acxiom Corp.†#	56,683	797,530
CommVault Systems, Inc.†	30,760	1,441,721
CSG Systems International, Inc.†	24,174	398,871
Fair Isaac Corp.	24,937	1,013,938
FalconStor Software, Inc.†	21,448	57,481
Pegasystems, Inc.#	11,614	359,918
Schawk, Inc.#	8,234	91,809

		4,161,268

Decision Support Software — 0.0%
Interactive Intelligence Group, Inc.†	9,952	256,762
QAD, Inc.†	4,598	56,969

		313,731

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†#	42,831	1,337,612

Diagnostic Equipment — 0.3%
Affymetrix, Inc.†	49,247	233,431
Cepheid, Inc.†#	45,524	1,722,173

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diagnostic Equipment (continued)
Hansen Medical, Inc.†#	36,323	$85,722
IRIS International, Inc.†	12,431	132,514

		2,173,840

Diagnostic Kits — 0.2%
BG Medicine, Inc.†	5,364	28,697
Medtox Scientific, Inc.†	5,289	106,891
Meridian Bioscience, Inc.#	28,641	542,461
OraSure Technologies, Inc.†	32,612	337,534
Quidel Corp.†#	19,900	312,828

		1,328,411

Direct Marketing — 0.0%
Harte - Hanks, Inc.#	30,916	260,931
ValueVision Media, Inc., Class A†#	28,581	49,731

		310,662

Disposable Medical Products — 0.1%
ICU Medical, Inc.†	8,485	436,553
Medical Action Industries, Inc.†#	11,444	49,324
Merit Medical Systems, Inc.†	29,263	380,419

		866,296

Distribution/Wholesale — 1.0%
Beacon Roofing Supply, Inc.†#†	32,111	797,958
Brightpoint, Inc.†	47,634	231,978
Core - Mark Holding Co., Inc.#	7,956	346,006
Houston Wire & Cable Co.#	12,408	141,451
MWI Veterinary Supply, Inc.†	8,768	814,986
Owens & Minor, Inc.#	44,526	1,267,655
Pool Corp.	33,649	1,244,004
Rentrak Corp.†	6,642	107,600
ScanSource, Inc.†	18,863	565,324
School Specialty, Inc.†#	11,243	33,841
Titan Machinery, Inc.†#	10,763	332,039
United Stationers, Inc.	29,804	752,551
Watsco, Inc.	19,644	1,445,995

		8,081,388

Diversified Financial Services — 0.1%
DFC Global Corp.†	30,353	500,217

Diversified Manufacturing Operations — 1.1%
A.O. Smith Corp.	26,554	1,225,733
Actuant Corp., Class A	47,914	1,253,910
AZZ, Inc.	8,762	469,906
Barnes Group, Inc.#	38,038	885,144
Blount International, Inc.†	33,978	462,780
Chase Corp.	4,473	51,395
Colfax Corp.†	36,087	1,022,345
EnPro Industries, Inc.†#	14,439	556,190
Fabrinet†#	14,252	166,178
Federal Signal Corp.†	43,390	216,082
GP Strategies Corp.†	10,361	163,289
Handy & Harman, Ltd.†	4,083	54,141
Koppers Holdings, Inc.	14,391	505,268
LSB Industries, Inc.†	12,827	356,847
Lydall, Inc.†	11,983	149,188
NL Industries, Inc.#	4,656	56,896
Park - Ohio Holdings Corp.†	5,823	107,434
Raven Industries, Inc.#	12,628	841,278
Standex International Corp.	8,725	355,020
Tredegar Corp.#	16,676	225,960

		9,124,984

Security Description	Shares	Value (Note 2)

Diversified Minerals — 0.1%
AMCOL International Corp.#	17,018	$477,866
General Moly, Inc.†#	47,092	116,788
United States Lime & Minerals, Inc.†	1,569	70,103
US Silica Holdings, Inc.†#	8,218	100,013

		764,770

Diversified Operations — 0.1%
Compass Diversified Holdings	28,199	369,971
Harbinger Group, Inc.†#	6,320	30,083
Horizon Pharma, Inc.†#	3,841	15,364
Primoris Services Corp.	18,647	223,578

		638,996

Diversified Operations/Commercial Services — 0.1%
Chemed Corp.#	13,887	771,423
Viad Corp.#	14,231	252,031

		1,023,454

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†#	61,252	166,605
Depomed, Inc.†#	37,491	192,704
Nektar Therapeutics†#	79,680	533,856

		893,165

E - Commerce/Products — 0.2%
1-800-FLOWERS.COM, Inc., Class A†	18,152	53,730
Blue Nile, Inc.†#	8,323	268,750
Nutrisystem, Inc.	19,851	203,473
Overstock.com, Inc.†#	8,087	53,779
Shutterfly, Inc.†#	21,949	605,134
Stamps.com, Inc.†	8,424	206,893
US Auto Parts Network, Inc.†#	10,325	42,229

		1,433,988

E - Commerce/Services — 0.2%
Ancestry.com, Inc.†#	20,947	451,199
Move, Inc.†#	27,716	229,211
OpenTable, Inc.†#	16,446	653,235
Orbitz Worldwide, Inc.†#	14,613	53,338
United Online, Inc.#	61,914	244,560

		1,631,543

E - Marketing/Info — 0.4%
Active Network, Inc.†#	9,370	131,555
comScore, Inc.†	22,266	404,128
Constant Contact, Inc.†#	20,581	416,765
Digital River, Inc.†	26,079	380,753
Liquidity Services, Inc.†	13,882	886,921
QuinStreet, Inc.†	18,111	146,880
ReachLocal, Inc.†	6,966	70,287
ValueClick, Inc.†	54,960	963,999

		3,401,288

E - Services/Consulting — 0.2%
Keynote Systems, Inc.	10,235	147,896
Perficient, Inc.†	16,877	191,216
Saba Software, Inc.†	20,806	173,730
Sapient Corp.	76,304	839,344
Websense, Inc.†	26,328	489,174

		1,841,360

Educational Software — 0.0%
Rosetta Stone, Inc.†#	7,661	105,722

Electric Products - Misc. — 0.1%
Graham Corp.	6,873	132,374

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Electric Products - Misc. (continued)
Littelfuse, Inc.	15,055	$866,265

		998,639

Electric - Distribution — 0.0%
EnerNOC, Inc.†	17,313	109,418
Genie Energy, Ltd.#	9,704	64,920

		174,338

Electric - Generation — 0.1%
Atlantic Power Corp.#	79,262	1,057,355

Electric - Integrated — 2.0%
ALLETE, Inc.	23,556	919,862
Ameresco, Inc., Class A†	13,021	139,976
Avista Corp.	40,254	1,022,854
Black Hills Corp.	30,793	990,919
Central Vermont Public Service Corp.#	9,359	328,595
CH Energy Group, Inc.#	10,856	712,479
Cleco Corp.#	42,594	1,739,539
El Paso Electric Co.	29,413	902,685
Empire District Electric Co.	29,181	585,079
IDACORP, Inc.#	34,618	1,360,141
MGE Energy, Inc.#	16,145	728,624
NorthWestern Corp.	25,326	899,326
Otter Tail Corp.#	25,187	532,201
Pike Electric Corp.†#	11,353	81,969
PNM Resources, Inc.	55,639	1,037,667
Portland General Electric Co.	52,615	1,323,267
UIL Holdings Corp.	35,293	1,193,256
Unitil Corp.	9,605	255,589
UNS Energy Corp.	28,122	1,054,294

		15,808,322

Electronic Components - Misc. — 0.6%
Bel Fuse, Inc., Class B	7,343	119,544
Benchmark Electronics, Inc.†	40,273	545,296
CTS Corp.	23,979	224,923
Daktronics, Inc.	24,181	158,385
GSI Group, Inc.†	18,054	209,607
InvenSense, Inc.†#	6,985	69,431
Methode Electronics, Inc.#	25,802	193,773
Microvision, Inc.†#	10,744	28,472
NVE Corp.†	3,336	173,439
OSI Systems, Inc.†	13,308	849,316
Plexus Corp.†	24,831	695,268
Pulse Electronics Corp.#	29,058	56,954
Rogers Corp.†	11,154	449,618
Sanmina - SCI Corp.†	56,239	399,859
Stoneridge, Inc.†	19,568	137,954
Viasystems Group, Inc.†#	1,994	38,305
Vishay Precision Group, Inc.†#	8,591	119,501
Zagg, Inc.†#	15,488	164,328

		4,633,973

Electronic Components - Semiconductors — 1.2%
Alpha & Omega Semiconductor, Ltd.†#	10,262	92,050
Amkor Technology, Inc.†	62,793	297,011
Applied Micro Circuits Corp.†	44,258	236,338
AXT, Inc.†	22,333	85,982
Cavium, Inc.†#	33,830	819,024
Ceva, Inc.†	16,091	279,662
Diodes, Inc.†#	24,668	482,753
DSP Group, Inc.†	15,447	96,853
eMagin Corp.†#	13,017	40,483
Emcore Corp.†#	15,425	63,243
Entropic Communications, Inc.†#	59,846	240,581

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
GSI Technology, Inc.†#	14,085	$57,749
GT Advanced Technologies, Inc.†#	82,633	347,059
Inphi Corp.†#	15,082	125,331
Integrated Silicon Solution, Inc.†	18,696	174,995
IXYS Corp.†#	16,873	174,804
Kopin Corp.†#	47,391	145,490
Lattice Semiconductor Corp.†	82,280	376,020
Microsemi Corp.†	60,347	1,065,728
Mindspeed Technologies, Inc.†#	25,243	78,253
MIPS Technologies, Inc.†#	36,702	234,526
Monolithic Power Systems, Inc.†	20,922	393,124
MoSys, Inc.†#	22,791	68,601
OmniVision Technologies, Inc.†	36,547	591,330
PLX Technology, Inc.†	31,095	196,831
Rambus, Inc.†#	68,587	329,903
Richardson Electronics, Ltd.	9,850	113,767
Rubicon Technology, Inc.†#	12,245	108,001
Semtech Corp.†	45,576	1,097,926
Silicon Image, Inc.†	55,527	245,429
Supertex, Inc.†	7,183	133,532
Volterra Semiconductor Corp.†	17,154	476,538

		9,268,917

Electronic Design Automation — 0.1%
Mentor Graphics Corp.†	67,259	948,352

Electronic Measurement Instruments — 0.4%
Analogic Corp.	8,764	577,898
Badger Meter, Inc.#	10,515	379,697
ESCO Technologies, Inc.	18,584	648,582
FARO Technologies, Inc.†	11,413	526,482
LeCroy Corp.†	11,453	162,518
Measurement Specialties, Inc.†	10,447	341,303
Zygo Corp.†	11,105	184,121

		2,820,601

Electronic Security Devices — 0.1%
American Science & Engineering, Inc.#	6,342	307,270
Identive Group, Inc.†#	27,029	34,327
Taser International, Inc.†#	38,823	208,867

		550,464

Energy - Alternate Sources — 0.2%
Amyris, Inc.†#	12,321	33,390
Clean Energy Fuels Corp.†#	34,621	471,192
FuelCell Energy, Inc.†#	112,493	151,866
FutureFuel Corp.	13,042	128,333
Gevo, Inc.†#	4,153	25,209
Green Plains Renewable Energy, Inc.†	11,759	83,371
KiOR, Inc., Class A†#	7,544	68,273
Renewable Energy Group, Inc.†	5,029	34,901
REX American Resources Corp.†#	4,302	79,243
Solazyme, Inc.†#	7,663	83,986
Syntroleum Corp.†#	61,667	39,473

		1,199,237

Engineering/R&D Services — 0.3%
Argan, Inc.	5,501	73,053
EMCOR Group, Inc.	46,692	1,277,026
Exponent, Inc.†#	9,250	436,785
Michael Baker Corp.†	5,838	134,566
Mistras Group, Inc.†	10,281	231,734
VSE Corp.#	2,886	70,851

		2,224,015

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engines - Internal Combustion — 0.1%
Briggs & Stratton Corp.#	35,225	$595,303

Enterprise Software/Service — 1.2%
Advent Software, Inc.†	22,923	598,061
American Software, Inc., Class A#	15,868	126,309
Concur Technologies, Inc.†#	31,184	1,928,730
Guidewire Software, Inc.†	6,182	160,176
JDA Software Group, Inc.†	29,553	818,027
ManTech International Corp., Class A#	16,278	354,860
MedAssets, Inc.†#	33,286	376,798
MicroStrategy, Inc., Class A†	5,580	680,648
Omnicell, Inc.†	23,134	302,824
Opnet Technologies, Inc.#	10,055	251,073
PROS Holdings, Inc.†	15,019	225,736
QLIK Technologies, Inc.†	51,830	1,178,096
SciQuest, Inc.†	8,615	135,600
SYNNEX Corp.†#	17,568	585,893
Tyler Technologies, Inc.†	20,755	774,162
Ultimate Software Group, Inc.†#	18,049	1,449,876

		9,946,869

Entertainment Software — 0.1%
Glu Mobile, Inc.†#	35,053	161,945
Take - Two Interactive Software, Inc.†	51,342	591,460
THQ, Inc.†#	47,528	31,368

		784,773

Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	43,547	1,088,240
TRC Cos., Inc.†#	12,381	74,657

		1,162,897

Environmental Monitoring & Detection — 0.1%
Mine Safety Appliances Co.	18,969	779,247

Female Health Care Products — 0.0%
Columbia Laboratories, Inc.†#	51,237	35,333
Female Health Co.#	12,901	72,504

		107,837

Filtration/Separation Products — 0.2%
CLARCOR, Inc.	35,214	1,718,443
PMFG, Inc.†#	14,440	110,322

		1,828,765

Finance - Auto Loans — 0.1%
Credit Acceptance Corp.†	4,665	395,312
Nicholas Financial, Inc.	6,789	86,288

		481,600

Finance - Commercial — 0.0%
NewStar Financial, Inc.†	19,056	213,046

Finance - Consumer Loans — 0.4%
Encore Capital Group, Inc.†	11,264	273,039
First Marblehead Corp.†#	38,517	43,909
Nelnet, Inc., Class A	18,014	420,447
Ocwen Financial Corp.†	66,933	1,072,936
Portfolio Recovery Associates, Inc.†	11,948	825,726
World Acceptance Corp.†#	10,508	719,168

		3,355,225

Finance - Investment Banker/Broker — 0.6%
Cowen Group, Inc., Class A†#	46,705	118,631
Diamond Hill Investment Group, Inc.#	1,792	119,831
Duff & Phelps Corp., Class A	21,213	302,285
Evercore Partners, Inc., Class A	14,676	362,644

Security Description	Shares	Value (Note 2)

Finance - Investment Banker/Broker (continued)
FBR & Co.†#	31,340	$83,364
FXCM, Inc., Class A	12,097	124,357
Gain Capital Holdings, Inc.	5,207	25,619
GFI Group, Inc.#	49,356	134,248
Gleacher & Co., Inc.†#	54,002	45,902
INTL FCStone, Inc.†#	9,754	178,303
Investment Technology Group, Inc.†	27,316	258,956
JMP Group, Inc.	10,582	61,482
KBW, Inc.#	23,067	373,916
Knight Capital Group, Inc., Class A†	70,104	881,207
Ladenburg Thalmann Financial Services, Inc.†#	74,348	108,548
Oppenheimer Holdings, Inc., Class A	7,205	101,014
Piper Jaffray Cos.†	11,041	241,908
Stifel Financial Corp.†	37,524	1,192,888
SWS Group, Inc.	20,360	117,070

		4,832,173

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	38,359	426,169
California First National Bancorp#	1,419	21,469
Marlin Business Services Corp.	6,046	87,123
SeaCube Container Leasing, Ltd.	7,718	140,622

		675,383

Finance - Mortgage Loan/Banker — 0.1%
Doral Financial Corp.†#	88,915	128,038
Ellie Mae, Inc.†	5,898	95,842
Federal Agricultural Mtg. Corp., Class C#	6,871	165,729
Walter Investment Management Corp.	18,023	341,175

		730,784

Finance - Other Services — 0.2%
BGC Partners, Inc., Class A#	52,798	314,676
FX Alliance, Inc.†	4,177	68,754
Higher One Holdings, Inc.†#	21,374	271,664
Imperial Holdings, Inc.†	12,292	50,151
MarketAxess Holdings, Inc.	20,045	647,253
Netspend Holdings, Inc.†	18,449	136,707

		1,489,205

Financial Guarantee Insurance — 0.1%
MGIC Investment Corp.†#	131,085	332,956
Radian Group, Inc.#	92,980	230,590

		563,546

Firearms & Ammunition — 0.1%
Smith & Wesson Holding Corp.†	42,088	283,673
Sturm Ruger & Co., Inc.#	13,181	513,664

		797,337

Food - Canned — 0.2%
Seneca Foods Corp., Class A†#	6,451	140,567
TreeHouse Foods, Inc.†	24,799	1,413,791

		1,554,358

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	17,107	382,341

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.	3,203	31,614

Food - Misc./Diversified — 0.8%
B&G Foods, Inc.	33,458	805,669
Cal - Maine Foods, Inc.	9,901	351,881
Chiquita Brands International, Inc.†#	31,722	171,933
Diamond Foods, Inc.#	15,379	324,497
Dole Food Co., Inc.†#	25,057	222,506

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc./Diversified (continued)
Hain Celestial Group, Inc.†	25,012	$1,387,916
J&J Snack Foods Corp.	9,982	549,709
Lancaster Colony Corp.#	13,072	880,007
Seaboard Corp.†#	218	433,020
Senomyx, Inc.†#	27,640	64,401
Smart Balance, Inc.†#	41,555	246,421
Snyders - Lance, Inc.	32,997	850,993

		6,288,953

Food - Retail — 0.4%
Arden Group, Inc., Class A#	793	65,446
Fresh Market, Inc.†#	19,643	1,141,651
Harris Teeter Supermarkets, Inc.	34,322	1,288,105
Ingles Markets, Inc., Class A#	8,800	137,368
Village Super Market, Inc., Class A	4,366	109,150
Weis Markets, Inc.#	7,684	335,330

		3,077,050

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,269	226,488
Chefs’ Warehouse Holdings, Inc.†	6,841	130,321
Fresh Del Monte Produce, Inc.#	25,500	598,485
Nash Finch Co.	8,458	174,319
Spartan Stores, Inc.#	15,776	264,248
United Natural Foods, Inc.†	33,784	1,712,849

		3,106,710

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	63,046	1,066,108
Iconix Brand Group, Inc.†#	50,948	763,201
R.G. Barry Corp.	6,002	77,186
Skechers U.S.A., Inc., Class A†#	26,155	444,373
Steven Madden, Ltd.†	26,424	1,071,229
Weyco Group, Inc.#	5,004	116,893
Wolverine World Wide, Inc.	34,668	1,473,737

		5,012,727

Forestry — 0.1%
Deltic Timber Corp.#	7,539	419,244

Funeral Services & Related Items — 0.1%
Matthews International Corp., Class A#	20,615	620,924
Stewart Enterprises, Inc., Class A#	52,276	322,543

		943,467

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	14,255	76,264
Pinnacle Entertainment, Inc.†	43,251	422,995

		499,259

Gas - Distribution — 1.0%
Chesapeake Utilities Corp.#	6,671	281,916
Laclede Group, Inc.	15,653	596,536
New Jersey Resources Corp.	28,898	1,213,138
Northwest Natural Gas Co.#	18,631	863,547
Piedmont Natural Gas Co., Inc.	50,141	1,520,275
South Jersey Industries, Inc.	20,922	1,012,834
Southwest Gas Corp.	32,026	1,344,452
WGL Holdings, Inc.	35,781	1,393,670

		8,226,368

Gold Mining — 0.1%
Gold Resource Corp.#	19,842	525,813
Golden Star Resources, Ltd.†#	180,604	191,440
Jaguar Mining, Inc.†#	58,935	70,722
Midway Gold Corp.†#	59,896	71,276

Security Description	Shares	Value (Note 2)

Gold Mining (continued)
Vista Gold Corp.†#	49,619	$143,399

		1,002,650

Golf — 0.0%
Callaway Golf Co.#	44,991	248,350

Hazardous Waste Disposal — 0.3%
Clean Harbors, Inc.†	32,725	2,031,241
EnergySolutions, Inc.†	55,743	196,215
Heritage - Crystal Clean, Inc.†#	3,918	76,636
US Ecology, Inc.	12,790	220,116

		2,524,208

Health Care Cost Containment — 0.1%
Corvel Corp.†#	4,328	192,293
ExamWorks Group, Inc.†	18,896	212,958

		405,251

Healthcare Safety Devices — 0.0%
Unilife Corp.†#	45,086	188,009

Heart Monitors — 0.1%
HeartWare International, Inc.†#	8,391	682,776

Home Furnishings — 0.3%
American Woodmark Corp.	6,553	110,811
Ethan Allen Interiors, Inc.	16,864	379,609
Furniture Brands International, Inc.†#	29,292	33,979
Kimball International, Inc., Class B#	21,885	150,569
La-Z-Boy, Inc.†	36,228	511,177
Sealy Corp.†#	34,542	58,030
Select Comfort Corp.†	38,828	1,062,334

		2,306,509

Hotels/Motels — 0.2%
Gaylord Entertainment Co.†#	24,895	944,765
Marcus Corp.	14,242	189,846
Morgans Hotel Group Co.†	15,405	69,168
Orient - Express Hotels, Ltd., Class A†	66,564	561,800
Red Lion Hotels Corp.†#	10,248	86,801

		1,852,380

Housewares — 0.0%
Libbey, Inc.†	13,853	200,453
Lifetime Brands, Inc.#	6,481	72,717

		273,170

Human Resources — 0.5%
AMN Healthcare Services, Inc.†	27,650	165,900
Barrett Business Services, Inc.#	3,643	71,949
CDI Corp.	8,885	149,090
Cross Country Healthcare, Inc.†	19,400	88,076
Heidrick & Struggles International, Inc.	12,423	203,986
Hudson Global, Inc.†#	23,946	94,587
Insperity, Inc.	16,003	401,835
Kelly Services, Inc., Class A#	18,618	217,644
Kenexa Corp.†	18,445	538,041
Kforce, Inc.†#	20,739	276,451
Korn/Ferry International†#	32,807	446,175
On Assignment, Inc.†	25,820	430,161
Resources Connection, Inc.	30,131	361,572
Team Health Holdings, Inc.†	18,621	423,442
TrueBlue, Inc.†	28,005	418,675

		4,287,584

Identification Systems — 0.1%
Brady Corp., Class A	33,171	910,212

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Identification Systems (continued)
Checkpoint Systems, Inc.†	28,002	$218,696

		1,128,908

Independent Power Producers — 0.0%
Dynegy, Inc.†#	71,917	34,520
Ormat Technologies, Inc.#	12,535	254,586

		289,106

Industrial Audio & Video Products — 0.0%
SRS Labs, Inc.†	8,423	76,228

Industrial Automated/Robotic — 0.2%
Cognex Corp.	28,959	1,013,275
Hurco Cos., Inc.†	4,499	99,248
Intermec, Inc.†	41,485	245,176
iRobot Corp.†	16,593	351,440

		1,709,139

Instruments - Controls — 0.3%
Watts Water Technologies, Inc., Class A	21,018	694,645
Woodward, Inc.#	42,952	1,619,720

		2,314,365

Instruments - Scientific — 0.2%
FEI Co.†	27,028	1,237,071
Fluidigm Corp.†	4,504	62,696

		1,299,767

Insurance Brokers — 0.0%
Crawford & Co., Class B	18,005	64,818
eHealth, Inc.†#	14,001	224,436

		289,254

Insurance - Life/Health — 0.4%
American Equity Investment Life Holding Co.#	41,559	439,694
CNO Financial Group, Inc.	154,898	1,062,600
FBL Financial Group, Inc., Class A#	7,970	203,474
Independence Holding Co.#	5,656	51,187
Kansas City Life Insurance Co.	2,987	93,135
National Western Life Insurance Co., Class A#	1,538	194,434
Phoenix Cos., Inc.†#	81,236	131,602
Presidential Life Corp.	15,142	133,401
Primerica, Inc.	19,313	464,864
Symetra Financial Corp.	47,196	533,315

		3,307,706

Insurance - Multi - line — 0.1%
Citizens, Inc.†	26,483	213,718
Fortegra Financial Corp.†#	4,083	32,623
Horace Mann Educators Corp.	27,859	476,668
United Fire Group, Inc.#	15,041	319,621

		1,042,630

Insurance - Property/Casualty — 1.2%
American Safety Insurance Holdings, Ltd.†#	7,296	131,036
AMERISAFE, Inc.†	12,850	351,961
Amtrust Financial Services, Inc.	16,830	483,862
Baldwin & Lyons, Inc., Class B#	5,842	124,143
Donegal Group, Inc., Class A	5,404	80,357
EMC Insurance Group, Inc.#	3,213	63,746
Employers Holdings, Inc.#	22,769	384,796
Enstar Group, Ltd.†	4,813	438,561
First American Financial Corp.	73,464	1,157,793
Global Indemnity PLC†	8,974	187,377
Hallmark Financial Services, Inc.†	8,434	60,050
Hilltop Holdings, Inc.†	27,822	289,349
Infinity Property & Casualty Corp.#	8,661	464,749

Security Description	Shares	Value (Note 2)

Insurance - Property/Casualty (continued)
Meadowbrook Insurance Group, Inc.	35,284	$313,675
National Interstate Corp.	4,807	119,887
Navigators Group, Inc.†#	7,598	368,123
OneBeacon Insurance Group, Ltd., Class A	15,498	202,559
ProAssurance Corp.	21,357	1,882,406
RLI Corp.	12,736	848,727
Safety Insurance Group, Inc.	8,813	353,489
SeaBright Holdings, Inc.	13,974	118,500
Selective Insurance Group, Inc.	37,731	637,654
State Auto Financial Corp.	10,223	139,544
Stewart Information Services Corp.	12,704	175,696
Tower Group, Inc.#	25,753	505,531
Universal Insurance Holdings, Inc.#	13,096	45,836

		9,929,407

Insurance - Reinsurance — 0.6%
Alterra Capital Holdings, Ltd.#	60,164	1,336,242
Argo Group International Holdings, Ltd.	18,015	504,060
Flagstone Reinsurance Holdings SA	36,602	270,489
Greenlight Capital Re, Ltd., Class A†	19,576	484,702
Maiden Holdings, Ltd.	35,307	287,399
Montpelier Re Holdings, Ltd.	40,442	844,429
Platinum Underwriters Holdings, Ltd.	24,695	896,428

		4,623,749

Internet Application Software — 0.4%
Bazaarvoice, Inc.†	7,619	131,733
Brightcove, Inc.†	4,016	50,923
DealerTrack Holdings, Inc.†	28,719	784,029
eResearchTechnology, Inc.†	34,271	270,741
IntraLinks Holdings, Inc.†#	22,323	89,292
KIT Digital, Inc.†#	26,863	87,573
Lionbridge Technologies, Inc.†	43,024	129,502
RealNetworks, Inc.#	14,734	130,396
VirnetX Holding Corp.†#	28,433	947,956
Vocus, Inc.†	12,693	204,738

		2,826,883

Internet Connectivity Services — 0.3%
AboveNet, Inc.†	16,212	1,350,784
Boingo Wireless, Inc.†	4,273	40,935
Cogent Communications Group, Inc.†#	32,111	569,649
Internap Network Services Corp.†#	36,505	260,281

		2,221,649

Internet Content - Entertainment — 0.0%
FriendFinder Networks, Inc.†#	4,073	4,562
Limelight Networks, Inc.†#	44,097	119,944

		124,506

Internet Content - Information/News — 0.2%
Angie’s List, Inc.†#	7,102	90,693
Bankrate, Inc.†#	16,061	279,140
Dice Holdings, Inc.†#	33,830	332,549
HealthStream, Inc.†	12,644	267,041
TechTarget, Inc.†	10,196	53,325
Travelzoo, Inc.†#	3,863	90,085
XO Group, Inc.†	18,831	166,278

		1,279,111

Internet Incubators — 0.1%
ICG Group, Inc.†	25,904	225,365
ModusLink Global Solutions, Inc.†#	30,590	137,349
Safeguard Scientifics, Inc.†#	14,446	218,857

		581,571

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Software — 0.0%
Responsys, Inc.†	6,620	$67,987
support.com, Inc.†#	33,866	87,036
TeleCommunication Systems, Inc., Class A†#	32,402	47,955
Unwired Planet, Inc.†	59,524	140,477

		343,455

Internet Security — 0.2%
Sourcefire, Inc.†	19,861	1,095,533
VASCO Data Security International, Inc.†#	18,878	131,957
Zix Corp.†#	43,922	108,048

		1,335,538

Internet Telephone — 0.1%
BroadSoft, Inc.†	15,748	430,078

Intimate Apparel — 0.2%
Warnaco Group, Inc.†	28,276	1,258,565

Investment Companies — 0.8%
Apollo Investment Corp.	136,846	1,018,134
Arlington Asset Investment Corp., Class A	5,532	124,913
Blackrock Kelso Capital Corp.	51,000	479,400
Capital Southwest Corp.#	2,047	179,051
Fifth Street Finance Corp.#	58,019	551,761
Gladstone Capital Corp.#	14,696	108,750
Gladstone Investment Corp.	15,423	113,359
Golub Capital BDC, Inc.#	8,322	121,252
Home Loan Servicing Solutions, Ltd.	9,313	124,608
Kohlberg Capital Corp.	13,766	78,329
Main Street Capital Corp.#	16,024	371,917
MCG Capital Corp.#	53,827	237,377
Medallion Financial Corp.#	12,616	130,197
MVC Capital, Inc.	16,758	210,145
New Mountain Finance Corp.#	5,204	73,897
NGP Capital Resources Co.	15,107	103,332
PennantPark Investment Corp.#	38,318	373,600
Prospect Capital Corp.#	85,110	916,635
Solar Capital, Ltd.	25,480	554,700
THL Credit, Inc.	6,468	82,014
TICC Capital Corp.#	26,338	249,421
Triangle Capital Corp.#	18,881	384,039

		6,586,831

Investment Management/Advisor Services — 0.4%
Artio Global Investors, Inc.#	21,851	66,645
Calamos Asset Management, Inc., Class A	13,248	144,138
CIFC Corp.†#	8,277	60,836
Cohen & Steers, Inc.#	12,411	401,496
Edelman Financial Group, Inc.#	14,149	121,540
Epoch Holding Corp.#	10,311	236,947
Financial Engines, Inc.†	26,752	561,257
GAMCO Investors, Inc., Class A	4,742	196,840
Manning & Napier, Inc.	9,488	131,788
Medley Capital Corp.#	7,767	85,903
National Financial Partners Corp.†	28,900	384,370
Pzena Investment Management, Inc., Class A	6,089	25,087
Solar Senior Capital, Ltd.	5,415	90,106
Virtus Investment Partners, Inc.†	4,605	326,402
Westwood Holdings Group, Inc.	4,356	155,074

		2,988,429

Lasers - System/Components — 0.4%
Coherent, Inc.†#	16,480	727,427
Cymer, Inc.†	21,317	1,154,742
Electro Scientific Industries, Inc.	15,774	173,987
II - VI, Inc.†	36,145	683,141

Security Description	Shares	Value (Note 2)

Lasers - System/Components (continued)
Newport Corp.†	26,169	$311,149
Rofin - Sinar Technologies, Inc.†	19,868	394,380

		3,444,826

Leisure Products — 0.2%
Brunswick Corp.	62,195	1,362,070
Johnson Outdoors, Inc., Class A†	3,372	61,337
Marine Products Corp.	7,132	37,229

		1,460,636

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	30,249	1,648,571
Universal Display Corp.†#	26,869	756,362

		2,404,933

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	13,070	381,383
UniFirst Corp.	9,893	566,077

		947,460

Machinery - Construction & Mining — 0.0%
Astec Industries, Inc.†	13,927	382,296

Machinery - Electrical — 0.1%
Franklin Electric Co., Inc.#	16,250	794,950

Machinery - Farming — 0.1%
Alamo Group, Inc.	4,664	144,444
Lindsay Corp.#	8,772	488,162

		632,606

Machinery - General Industrial — 0.9%
Albany International Corp., Class A	19,309	352,196
Altra Holdings, Inc.†	18,765	314,689
Applied Industrial Technologies, Inc.#	29,597	1,116,103
Chart Industries, Inc.†	20,517	1,281,492
DXP Enterprises, Inc.†	6,069	285,243
Flow International Corp.†	33,061	97,530
Intevac, Inc.†	15,952	120,438
Kadant, Inc.†	8,135	184,664
Middleby Corp.†	13,090	1,338,714
Robbins & Myers, Inc.	27,538	1,255,457
Sauer - Danfoss, Inc.	8,082	292,003
Tennant Co.#	13,371	564,256
Twin Disc, Inc.#	5,909	112,626

		7,315,411

Machinery - Material Handling — 0.1%
Cascade Corp.#	6,400	319,744
Columbus McKinnon Corp.†	13,447	207,622
NACCO Industries, Inc., Class A	4,074	427,485

		954,851

Machinery - Pumps — 0.0%
Gorman - Rupp Co.	10,628	297,690
Tecumseh Products Co., Class A†#	12,908	60,668

		358,358

Machinery - Thermal Process — 0.0%
Global Power Equipment Group, Inc.†#	12,005	221,252

Marine Services — 0.1%
Great Lakes Dredge & Dock Corp.	41,082	267,033
Odyssey Marine Exploration, Inc.†#	50,847	164,236

		431,269

Medical Imaging Systems — 0.0%
Merge Healthcare, Inc.†#	38,942	91,514

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Information Systems — 0.5%
athenahealth, Inc.†#	24,357	$1,770,511
Computer Programs & Systems, Inc.	7,728	420,403
Epocrates, Inc.†	4,628	35,080
Greenway Medical Technologies†	5,355	87,983
Medidata Solutions, Inc.†	14,695	415,281
MModal, Inc.†	23,376	293,836
Quality Systems, Inc.	27,066	774,358

		3,797,452

Medical Instruments — 1.0%
Abaxis, Inc.†	15,729	514,968
AngioDynamics, Inc.†	17,446	210,050
ArthroCare Corp.†	19,078	499,462
AtriCure, Inc.†#	9,811	88,201
Cardiovascular Systems, Inc.†#	11,417	103,210
Conceptus, Inc.†#	21,786	366,876
CONMED Corp.	19,768	529,585
CryoLife, Inc.†	19,511	90,141
Delcath Systems, Inc.†#	33,567	50,015
DexCom, Inc.†#	46,851	503,648
Endologix, Inc.†	34,173	464,411
Genomic Health, Inc.†#	11,877	401,324
Integra LifeSciences Holdings Corp.†	13,676	485,635
Kensey Nash Corp.#	5,958	229,085
MAKO Surgical Corp.†#	22,344	507,432
Natus Medical, Inc.†	20,259	226,901
Navidea Biopharmaceuticals, Inc.†#	66,098	178,465
NuVasive, Inc.†	29,508	583,078
Solta Medical, Inc.†#	42,329	110,479
Spectranetics Corp.†	23,290	229,872
Stereotaxis, Inc.†	30,806	7,698
SurModics, Inc.†	10,657	148,452
Symmetry Medical, Inc.†	25,407	196,650
Synergetics USA, Inc.†	15,539	55,630
Vascular Solutions, Inc.†	11,838	134,716
Volcano Corp.†#	36,421	1,041,276
Young Innovations, Inc.#	3,944	136,896

		8,094,156

Medical Labs & Testing Services — 0.0%
Bio - Reference Labs, Inc.†#	17,157	329,929
NeoStem, Inc.†#	40,774	17,301

		347,230

Medical Laser Systems — 0.0%
Biolase, Inc.†#	21,483	51,130
Cynosure, Inc., Class A†#	6,752	133,149
Palomar Medical Technologies, Inc.†	13,276	110,456

		294,735

Medical Products — 1.1%
ABIOMED, Inc.†#	22,124	449,781
Accuray, Inc.†#	47,762	299,468
Alphatec Holdings, Inc.†	37,664	62,146
Atrion Corp.#	1,101	221,158
Bacterin International Holdings, Inc.†#	16,616	24,259
BioMimetic Therapeutics, Inc.†#	13,410	33,793
Cantel Medical Corp.	13,822	302,149
Cerus Corp.†#	37,868	127,994
Chindex International, Inc.†#	7,934	74,738
Cyberonics, Inc.†	19,802	763,367
Exactech, Inc.†#	5,939	96,568
Greatbatch, Inc.†	16,278	337,931
Haemonetics Corp.†	17,939	1,250,528
Hanger Orthopedic Group, Inc.†	23,398	504,695

Security Description	Shares	Value (Note 2)

Medical Products (continued)
Invacare Corp.	20,026	$298,187
Luminex Corp.†	26,400	584,760
NxStage Medical, Inc.†#	31,173	473,518
Orthofix International NV†#	12,611	477,957
PSS World Medical, Inc.†	35,819	724,618
Rockwell Medical Technologies, Inc.†	11,205	95,355
Tornier NV†	7,362	145,399
Uroplasty, Inc.†	14,434	66,974
West Pharmaceutical Services, Inc.#	23,391	1,118,090
Wright Medical Group, Inc.†#	27,256	539,396
Zeltiq Aesthetics, Inc.†#	5,151	23,076

		9,095,905

Medical Sterilization Products — 0.2%
STERIS Corp.	41,365	1,235,159

Medical - Biomedical/Gene — 2.4%
Acorda Therapeutics, Inc.†	27,564	606,132
Aegerion Pharmaceuticals, Inc.†#	6,384	97,101
Affymax, Inc.†#	24,716	349,484
Alnylam Pharmaceuticals, Inc.†#	31,426	321,802
AMAG Pharmaceuticals, Inc.†	14,780	207,363
Ardea Biosciences, Inc.†	16,119	515,002
Arena Pharmaceuticals, Inc.†	128,751	861,344
Ariad Pharmaceuticals, Inc.†	115,762	1,918,176
Arqule, Inc.†	43,341	257,446
Astex Pharmaceuticals†	39,388	69,323
BioCryst Pharmaceuticals, Inc.†	22,133	68,612
Biosante Pharmaceuticals, Inc.†#	76,531	34,829
BioTime, Inc.†#	17,247	69,333
Cambrex Corp.†	20,549	147,747
Cell Therapeutics, Inc.†#	158,287	142,411
Celldex Therapeutics, Inc.†#	39,927	166,496
Chelsea Therapeutics International, Ltd.†#	40,429	54,175
Cleveland Biolabs, Inc.†#	19,791	25,728
Complete Genomics, Inc.†#	7,301	17,011
Cubist Pharmaceuticals, Inc.†	43,970	1,764,076
Curis, Inc.†#	53,331	249,589
Dynavax Technologies Corp.†#	121,662	458,666
Emergent Biosolutions, Inc.†	17,014	245,342
Enzo Biochem, Inc.†#	26,727	48,643
Enzon Pharmaceuticals, Inc.†#	26,288	169,032
Exact Sciences Corp.†#	39,469	389,954
Exelixis, Inc.†#	103,672	480,001
Geron Corp.†#	90,101	118,032
GTx, Inc.†	15,294	44,658
Halozyme Therapeutics, Inc.†#	62,132	474,689
Harvard Bioscience, Inc.†	16,082	57,574
Immunogen, Inc.†#	52,472	735,133
Immunomedics, Inc.†#	45,936	152,508
Incyte Corp., Ltd.†#	61,787	1,316,681
Insmed, Inc.†#	17,342	48,904
InterMune, Inc.†#	37,761	393,847
Lexicon Pharmaceuticals, Inc.†#	128,789	204,775
Ligand Pharmaceuticals, Inc., Class B†#	13,717	171,874
Maxygen, Inc.†#	19,630	113,658
Medicines Co.†	37,642	827,371
Momenta Pharmaceuticals, Inc.†#	32,217	444,272
NewLink Genetics Corp.†#	4,860	62,014
Novavax, Inc.†#	72,774	92,423
NPS Pharmaceuticals, Inc.†	60,072	473,968
Nymox Pharmaceutical Corp.†#	13,556	98,959
OncoGenex Pharmaceutical, Inc.†	10,156	127,559
Oncothyreon, Inc.†#	39,903	144,848
Pacific Biosciences of California, Inc.†#	23,693	55,916
PDL BioPharma, Inc.#	97,567	633,210

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Peregrine Pharmaceuticals, Inc.†#	69,063	$38,454
PharmAthene, Inc.†#	24,902	30,380
RTI Biologics, Inc.†	38,528	138,316
Sangamo Biosciences, Inc.†#	36,545	162,260
Seattle Genetics, Inc.†#	67,393	1,312,816
Sequenom, Inc.†#	79,838	305,780
Spectrum Pharmaceuticals, Inc.†#	40,099	464,747
Sunesis Pharmaceuticals, Inc.†#	19,868	57,816
Transcept Pharmaceuticals, Inc.†	4,960	35,117
Trius Therapeutics, Inc.†	7,223	37,054
Verastem, Inc.†	4,418	44,357
Vical, Inc.†#	59,509	173,766
ZIOPHARM Oncology, Inc.†#	46,807	240,588

		19,569,142

Medical - Drugs — 2.2%
Achillion Pharmaceuticals, Inc.†#	33,131	237,881
Akorn, Inc.†#	39,164	534,589
Alimera Sciences, Inc.†#	7,839	21,479
Alkermes PLC†	66,602	1,040,323
Amicus Therapeutics, Inc.†#	14,733	69,687
Ampio Pharmaceuticals, Inc.†#	15,017	48,505
Anacor Pharmaceuticals, Inc.†	8,521	42,605
Anthera Pharmaceuticals, Inc.†	14,705	28,969
Array Biopharma, Inc.†	62,262	202,351
Auxilium Pharmaceuticals, Inc.†	33,416	638,246
BioSpecifics Technologies Corp.†	3,457	58,769
Cadence Pharmaceuticals, Inc.†#	34,624	95,216
Cempra, Inc.†#	2,956	22,909
ChemoCentryx, Inc.†#	3,615	50,682
Clovis Oncology, Inc.†#	8,731	155,499
Corcept Therapeutics, Inc.†#	30,272	123,812
Cytori Therapeutics, Inc.†#	37,835	83,994
Durect Corp.†	56,366	45,572
Dusa Pharmaceuticals, Inc.†	17,067	88,066
Endocyte, Inc.†#	12,024	77,314
Furiex Pharmaceuticals, Inc.†	6,902	138,316
Hi - Tech Pharmacal Co., Inc.†	7,239	209,135
Idenix Pharmaceuticals, Inc.†#	42,097	380,557
Infinity Pharmaceuticals, Inc.†#	13,350	173,684
Ironwood Pharmaceuticals, Inc.†	37,623	448,466
Jazz Pharmaceuticals PLC†	15,424	666,317
K - V Pharmaceutical Co., Class A†#	35,970	40,286
Keryx Biopharmaceuticals, Inc.†#	48,252	84,924
Lannett Co., Inc.†	11,342	45,935
MAP Pharmaceuticals, Inc.†#	15,966	187,920
Medicis Pharmaceutical Corp., Class A	43,123	1,556,740
Medivation, Inc.†	21,892	1,843,963
Opko Health, Inc.†#	76,061	349,881
Optimer Pharmaceuticals, Inc.†#	32,376	483,697
Orexigen Therapeutics, Inc.†	31,703	105,888
Pacira Pharmaceuticals, Inc.†#	6,217	66,025
Pain Therapeutics, Inc.†#	25,764	96,615
Pernix Therapeutics Holdings†	2,943	19,041
PharMerica Corp.†#	20,511	203,674
Pozen, Inc.†#	18,486	128,108
Progenics Pharmaceuticals, Inc.†#	20,500	177,530
Raptor Pharmaceutical Corp.†#	32,878	176,555
Rigel Pharmaceuticals, Inc.†	47,903	355,919
Sagent Pharmaceuticals, Inc.†#	4,645	74,088
Salix Pharmaceuticals, Ltd.†	40,793	2,113,485
Santarus, Inc.†	37,221	247,892
Savient Pharmaceuticals, Inc.†#	49,621	35,940
Sciclone Pharmaceuticals, Inc.†#	24,144	152,107
SIGA Technologies, Inc.†#	24,022	55,491

Security Description	Shares	Value (Note 2)

Medical - Drugs (continued)
Sucampo Pharmaceuticals, Inc., Class A†	8,858	$64,929
Synta Pharmaceuticals Corp.†#	18,587	89,403
Targacept, Inc.†#	19,244	79,863
Vanda Pharmaceuticals, Inc.†#	19,630	83,428
ViroPharma, Inc.†	49,420	995,319
Vivus, Inc.†	68,436	1,696,528
XenoPort, Inc.†	24,697	145,218
Zalicus, Inc.†#	59,614	56,633
Zogenix, Inc.†#	14,771	26,588

		17,522,556

Medical - Generic Drugs — 0.2%
Acura Pharmaceuticals, Inc.†#	7,515	21,193
Impax Laboratories, Inc.†	45,600	945,288
Par Pharmaceutical Cos., Inc.†#	25,292	906,465

		1,872,946

Medical - HMO — 0.6%
Centene Corp.†	34,907	1,261,539
Magellan Health Services, Inc.†	19,885	838,550
Metropolitan Health Networks, Inc.†	29,566	257,224
Molina Healthcare, Inc.†	19,602	500,047
Triple - S Management Corp., Class B†#	13,805	239,655
Universal American Corp.†#	22,549	221,657
WellCare Health Plans, Inc.†	29,729	1,678,797

		4,997,469

Medical - Hospitals — 0.1%
Select Medical Holdings Corp.†	28,977	267,748
Vanguard Health Systems, Inc.†	21,316	164,133

		431,881

Medical - Nursing Homes — 0.2%
Assisted Living Concepts, Inc., Class A	13,647	188,874
Ensign Group, Inc.	11,388	289,255
Kindred Healthcare, Inc.†#	36,300	300,201
National Healthcare Corp.#	7,149	306,049
Skilled Healthcare Group, Inc., Class A†#	13,523	74,512
Sun Healthcare Group, Inc.†#	17,527	85,006

		1,243,897

Medical - Outpatient/Home Medical — 0.2%
Air Methods Corp.†	7,912	721,179
Almost Family, Inc.†#	5,744	127,689
Amedisys, Inc.†#	20,588	225,850
Amsurg Corp.†	21,836	596,560
Gentiva Health Services, Inc.†	21,358	119,818
LHC Group, Inc.†	11,022	184,619

		1,975,715

Metal Processors & Fabrication — 0.6%
Ampco - Pittsburgh Corp.	5,953	92,450
CIRCOR International, Inc.#	12,038	387,503
Dynamic Materials Corp.	9,312	157,187
Haynes International, Inc.	8,524	434,724
Kaydon Corp.	22,771	508,021
LB Foster Co., Class A#	6,286	173,745
Mueller Industries, Inc.	26,442	1,123,256
NN, Inc.†	11,736	90,602
RBC Bearings, Inc.†	15,314	710,570
RTI International Metals, Inc.†#	21,086	442,595
Sun Hydraulics Corp.#	14,001	326,643
Worthington Industries, Inc.#	37,548	610,155

		5,057,451

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Metal Products - Distribution — 0.0%
A.M. Castle & Co.†#	11,674	$128,064
Lawson Products, Inc.	2,437	23,907
Olympic Steel, Inc.#	6,388	105,913

		257,884

Metal - Aluminum — 0.1%
Century Aluminum Co.†#	36,025	255,057
Kaiser Aluminum Corp.#	11,373	545,790
Noranda Aluminium Holding Corp.	15,871	122,048

		922,895

Metal - Copper — 0.0%
Revett Minerals, Inc.†	17,501	58,453

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.†	6,801	143,841
FreightCar America, Inc.#	8,346	165,501
Hillenbrand, Inc.	43,790	821,938
John Bean Technologies Corp.	20,007	278,698
Movado Group, Inc.#	12,082	334,672
Trimas Corp.†	20,439	408,984

		2,153,634

Motion Pictures & Services — 0.1%
Lions Gate Entertainment Corp.†#	31,484	419,367

MRI/Medical Diagnostic Imaging — 0.0%
Alliance HealthCare Services, Inc.†#	17,097	17,781
RadNet, Inc.†	21,297	51,113

		68,894

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	38,270	1,641,018

Multimedia — 0.2%
Demand Media, Inc.†#	5,521	50,572
Entravision Communications Corp., Class A	35,112	47,050
EW Scripps Co., Class A†	22,015	197,915
Journal Communications, Inc., Class A†	30,175	127,942
Martha Stewart Living Omnimedia, Class A	19,008	56,834
Meredith Corp.#	25,381	751,024

		1,231,337

Networking Products — 0.5%
Anixter International, Inc.	20,247	1,164,405
Black Box Corp.	12,553	280,936
Calix, Inc.†#	27,777	223,049
Dialogic, Inc.†#	10,790	10,163
Extreme Networks, Inc.†	64,319	239,910
Infinera Corp.†#	73,024	468,084
Ixia†	26,970	285,343
LogMeIn, Inc.†#	14,230	456,072
Meru Networks, Inc.†#	7,524	11,662
NeoPhotonics Corp.†#	6,044	24,841
NETGEAR, Inc.†	25,567	802,548
Procera Networks, Inc.†	13,408	280,227

		4,247,240

Non - Ferrous Metals — 0.2%
Globe Specialty Metals, Inc.#	44,023	515,949
Horsehead Holding Corp.†	30,508	270,301
Materion Corp.	14,254	314,871
Thompson Creek Metals Co., Inc.†	106,690	365,947
Ur - Energy, Inc.†#	72,287	64,335
Uranerz Energy Corp.†#	45,096	60,880
Uranium Energy Corp.†#	52,566	120,902
Uranium Resources, Inc.†#	65,237	45,607

Security Description	Shares	Value (Note 2)

Non - Ferrous Metals (continued)
USEC, Inc.†#	81,067	$58,547

		1,817,339

Non - Hazardous Waste Disposal — 0.0%
Casella Waste Systems, Inc., Class A†	17,684	89,481

Office Furnishings - Original — 0.4%
CompX International, Inc.#	803	10,439
Herman Miller, Inc.	40,017	739,514
HNI Corp.	31,245	722,072
Interface, Inc.	36,796	466,941
Knoll, Inc.	33,416	443,431
Steelcase, Inc., Class A	55,557	487,235

		2,869,632

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	78,033	711,661
Ennis, Inc.#	18,192	258,690

		970,351

Oil & Gas Drilling — 0.1%
Hercules Offshore, Inc.†	92,578	306,433
Parker Drilling Co.†	81,498	398,525
Vantage Drilling Co.†#	122,003	183,005

		887,963

Oil Companies - Exploration & Production — 2.5%
Abraxas Petroleum Corp.†#	57,476	158,634
Apco Oil and Gas International, Inc.	6,375	145,159
Approach Resources, Inc.†	18,187	509,782
ATP Oil & Gas Corp.†#	31,097	164,192
Berry Petroleum Co., Class A#	36,001	1,400,799
Bill Barrett Corp.†#	32,964	636,535
Bonanza Creek Energy, Inc.†	6,985	119,164
BPZ Resources, Inc.†#	71,316	220,366
Callon Petroleum Co.†	27,321	117,753
CAMAC Energy, Inc.†#	40,973	30,000
Carrizo Oil & Gas, Inc.†	27,198	601,348
Clayton Williams Energy, Inc.†	4,120	235,417
Comstock Resources, Inc.†#	33,266	497,327
Contango Oil & Gas Co.†	8,524	447,851
Crimson Exploration, Inc.†#	15,246	60,527
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Endeavour International Corp.†#	25,937	259,111
Energy Partners, Ltd.†	20,213	319,163
Energy XXI Bermuda, Ltd.#	52,605	1,633,385
Evolution Petroleum Corp.†	11,221	89,992
FX Energy, Inc.†	36,543	177,964
Gastar Exploration, Ltd.†#	40,549	72,988
GeoResources, Inc.†	14,013	500,264
GMX Resources, Inc.†#	47,690	46,159
Goodrich Petroleum Corp.†#	18,100	267,337
Gulfport Energy Corp.†	31,849	588,570
Harvest Natural Resources, Inc.†#	26,092	143,245
Houston American Energy Corp.†#	11,542	17,890
Hyperdynamics Corp.†#	116,521	88,556
Isramco, Inc.†	747	58,886
Kodiak Oil & Gas Corp.†	179,963	1,459,500
Magnum Hunter Resources Corp.†#	103,090	415,453
Matador Resources Co.†	9,660	97,083
McMoRan Exploration Co.†#	68,613	667,604
Miller Energy Resources, Inc.†#	21,695	87,431
Northern Oil and Gas, Inc.†	44,101	790,731
Oasis Petroleum, Inc.†	41,576	1,068,087
Panhandle Oil and Gas, Inc., Class A#	4,913	124,839
Penn Virginia Corp.	31,901	179,284

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Petroleum Development Corp.†	20,903	$519,231
Petroquest Energy, Inc.†#	39,134	193,713
Resolute Energy Corp.†	32,239	282,091
Rex Energy Corp.†	29,085	292,595
Rosetta Resources, Inc.†	37,016	1,432,149
Sanchez Energy Corp.†	6,985	168,688
Stone Energy Corp.†	34,229	806,435
Swift Energy Co.†#	29,633	589,993
Triangle Petroleum Corp.†#	29,996	152,980
U.S. Energy Corp.†#	17,039	38,338
Vaalco Energy, Inc.†	35,724	304,726
Venoco, Inc.†	20,651	192,674
Voyager Oil & Gas, Inc.†	32,810	61,355
W&T Offshore, Inc.#	24,344	374,167
Warren Resources, Inc.†#	49,887	107,257
Zion Oil & Gas, Inc.†#	21,215	45,188

		20,059,956

Oil Field Machinery & Equipment — 0.5%
Dril - Quip, Inc.†	24,007	1,454,584
Flotek Industries, Inc.†#	34,876	371,429
Gulf Island Fabrication, Inc.	10,021	250,525
Lufkin Industries, Inc.	23,452	1,347,787
Mitcham Industries, Inc.†	8,858	167,416
Natural Gas Services Group, Inc.†#	8,533	117,585
Thermon Group Holdings, Inc.†	6,985	141,865

		3,851,191

Oil Refining & Marketing — 0.3%
Alon USA Energy, Inc.	7,919	67,074
Cheniere Energy, Inc.†	107,402	1,507,924
Delek US Holdings, Inc.	9,927	159,924
Western Refining, Inc.	36,856	712,795

		2,447,717

Oil - Field Services — 0.8%
Basic Energy Services, Inc.†	16,832	190,875
C&J Energy Services, Inc.†#	8,325	148,851
Cal Dive International, Inc.†	66,639	171,262
Exterran Holdings, Inc.†#	44,648	515,238
Helix Energy Solutions Group, Inc.†	74,049	1,268,459
Hornbeck Offshore Services, Inc.†	21,573	720,322
Key Energy Services, Inc.†	87,149	863,647
Matrix Service Co.†	18,467	191,872
Newpark Resources, Inc.†	63,138	365,569
Pioneer Drilling Co.†	43,040	320,218
Targa Resources Corp.	11,477	508,890
Tesco Corp.†	21,078	253,358
TETRA Technologies, Inc.†	53,660	342,887
Union Drilling, Inc.†#	9,996	46,281
Willbros Group, Inc.†#	27,287	156,082

		6,063,811

Optical Recognition Equipment — 0.0%
Digimarc Corp.	4,378	107,611

Optical Supplies — 0.0%
STAAR Surgical Co.†	24,826	210,773

Paper & Related Products — 0.5%
Boise, Inc.	60,284	415,959
Buckeye Technologies, Inc.	27,865	772,139
Clearwater Paper Corp.†	16,092	504,323
KapStone Paper and Packaging Corp.†	27,288	421,327
Neenah Paper, Inc.	10,950	285,357
P.H. Glatfelter Co.#	30,465	461,545

Security Description	Shares	Value (Note 2)

Paper & Related Products (continued)
Schweitzer - Mauduit International, Inc.	11,252	$752,759
Verso Paper Corp.†#	10,439	12,005
Wausau Paper Corp.	34,350	316,363
Xerium Technologies, Inc.†	7,688	27,677

		3,969,454

Patient Monitoring Equipment — 0.2%
CardioNet, Inc.†	17,019	38,973
Insulet Corp.†#	32,107	591,411
Masimo Corp.†	36,692	690,177

		1,320,561

Petrochemicals — 0.0%
TPC Group, Inc.†	9,266	292,713

Pharmacy Services — 0.0%
BioScrip, Inc.†#	28,429	192,180

Physical Therapy/Rehabilitation Centers — 0.2%
Healthsouth Corp.†	66,446	1,271,777
U.S. Physical Therapy, Inc.	8,244	200,329

		1,472,106

Physicians Practice Management — 0.1%
Healthways, Inc.†#	23,722	155,379
IPC The Hospitalist Co., Inc.†#	11,434	400,076

		555,455

Pipelines — 0.2%
Crosstex Energy, Inc.#	28,357	383,103
SemGroup Corp., Class A†	28,991	874,079

		1,257,182

Platinum — 0.1%
Stillwater Mining Co.†	80,511	683,538

Pollution Control — 0.0%
Fuel Tech, Inc.†#	12,740	51,087
GSE Holding, Inc.†	5,623	61,291
Met - Pro Corp.#	10,240	97,075

		209,453

Poultry — 0.2%
Pilgrim’s Pride Corp.†	42,682	350,419
Sanderson Farms, Inc.	15,464	849,592

		1,200,011

Power Converter/Supply Equipment — 0.2%
Active Power, Inc.†#	55,877	44,148
Advanced Energy Industries, Inc.†	28,036	382,691
Capstone Turbine Corp.†#	185,860	191,436
Generac Holdings, Inc.†	17,414	430,997
Powell Industries, Inc.†	6,159	226,528
Power - One, Inc.†#	47,557	197,362
PowerSecure International, Inc.†	13,155	54,593
Satcon Technology Corp.†#	76,756	26,258
Vicor Corp.	13,686	82,390

		1,636,403

Precious Metals — 0.2%
Coeur d’Alene Mines Corp.†	62,531	1,056,774
McEwen Mining, Inc.†#	73,637	173,783
Paramount Gold and Silver Corp.†#	88,522	192,093

		1,422,650

Printing - Commercial — 0.3%
American Reprographics Co.†	25,870	133,748

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Printing - Commercial (continued)
Cenveo, Inc.†#	38,463	$80,003
Consolidated Graphics, Inc.†	5,894	171,928
Deluxe Corp.#	35,915	830,355
Multi - Color Corp.#	7,964	147,573
Quad Graphics, Inc.#	17,628	222,818
Valassis Communications, Inc.†#	31,261	622,406

		2,208,831

Private Corrections — 0.1%
Geo Group, Inc.†	42,729	929,783

Protection/Safety — 0.1%
Ascent Capital Group, Inc., Class A†	10,057	526,785
Landauer, Inc.#	6,581	331,880

		858,665

Publishing - Books — 0.1%
Cambium Learning Group, Inc.†#	11,533	14,185
Courier Corp.#	7,191	78,598
Scholastic Corp.#	18,558	500,138

		592,921

Publishing - Newspapers — 0.1%
AH Belo Corp., Class A#	13,026	52,104
Dolan Co.†	21,213	152,097
McClatchy Co., Class A†#	40,310	88,279
New York Times Co., Class A†#	95,812	637,150

		929,630

Publishing - Periodicals — 0.0%
Value Line, Inc.#	940	11,515

Racetracks — 0.1%
Churchill Downs, Inc.#	8,773	526,380
International Speedway Corp., Class A	20,570	494,503
Speedway Motorsports, Inc.#	8,247	135,828

		1,156,711

Radio — 0.0%
Cumulus Media, Inc., Class A†	28,327	79,316
Dial Global, Inc.†	3,518	9,815
Entercom Communications Corp., Class A†#	16,897	83,302
Saga Communications, Inc., Class A†#	2,518	87,878

		260,311

Real Estate Investment Trusts — 9.8%
Acadia Realty Trust	29,745	665,396
AG Mortgage Investment Trust, Inc.	6,919	138,449
Agree Realty Corp.	7,926	165,812
Alexander’s, Inc.#	1,433	560,504
American Assets Trust, Inc.	22,504	508,365
American Campus Communities, Inc.	51,823	2,275,030
American Capital Mortgage Investment Corp.	13,186	313,695
Anworth Mortgage Asset Corp.	93,578	629,780
Apollo Commercial Real Estate Finance, Inc.#	14,362	228,069
Apollo Residential Mortgage, Inc.	16,448	308,400
ARMOUR Residential REIT, Inc.#	124,078	866,064
Ashford Hospitality Trust, Inc.#	36,455	311,690
Associated Estates Realty Corp.	28,955	457,778
BioMed Realty Trust, Inc.	107,451	1,939,490
Campus Crest Communities, Inc.	21,366	230,325
CapLease, Inc.#	47,537	186,820
Capstead Mortgage Corp.	63,085	868,680
CBL & Associates Properties, Inc.	103,632	1,809,415
Cedar Realty Trust, Inc.#	39,162	187,978
Chatham Lodging Trust	9,654	125,309
Chesapeake Lodging Trust	22,461	405,421

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Colonial Properties Trust	61,375	$1,301,764
Colony Financial, Inc.	22,987	386,182
Coresite Realty Corp.	13,876	330,943
Cousins Properties, Inc.	63,700	461,188
CreXus Investment Corp.	39,925	391,265
CubeSmart	85,612	968,272
CYS Investments, Inc.#	78,015	1,067,245
DCT Industrial Trust, Inc.#	171,600	998,712
DiamondRock Hospitality Co.	116,911	1,162,095
DuPont Fabros Technology, Inc.	41,085	1,047,257
Dynex Capital, Inc.#	37,792	351,088
EastGroup Properties, Inc.	19,889	985,898
Education Realty Trust, Inc.	64,252	708,057
Entertainment Properties Trust#	32,580	1,344,577
Equity Lifestyle Properties, Inc.	22,677	1,493,507
Equity One, Inc.#	37,478	744,313
Excel Trust, Inc.	21,620	252,738
Extra Space Storage, Inc.	72,011	2,042,232
FelCor Lodging Trust, Inc.†	86,949	360,838
First Industrial Realty Trust, Inc.†	60,492	721,670
First Potomac Realty Trust	34,952	419,424
Franklin Street Properties Corp.	49,318	481,344
Getty Realty Corp.#	18,030	290,283
Gladstone Commercial Corp.#	7,645	121,097
Glimcher Realty Trust	97,374	895,841
Government Properties Income Trust	24,726	528,889
Hatteras Financial Corp.	66,465	1,897,576
Healthcare Realty Trust, Inc.	54,364	1,189,484
Hersha Hospitality Trust	114,851	612,156
Highwoods Properties, Inc.	50,378	1,625,194
Home Properties, Inc.	33,553	2,011,167
Hudson Pacific Properties, Inc.	21,672	347,185
Inland Real Estate Corp.	53,861	442,737
Invesco Mortgage Capital, Inc.	80,597	1,462,030
Investors Real Estate Trust	58,954	419,163
iStar Financial, Inc.†#	57,220	324,437
Kilroy Realty Corp.	47,713	2,190,504
Kite Realty Group Trust	38,893	184,353
LaSalle Hotel Properties	59,433	1,639,162
Lexington Realty Trust	83,630	694,965
LTC Properties, Inc.	21,189	683,769
Medical Properties Trust, Inc.	93,851	844,659
MFA Financial, Inc.	248,708	1,895,155
Mid - America Apartment Communities, Inc.	28,585	1,926,343
Mission West Properties, Inc.	12,370	104,032
Monmouth Real Estate Invesment Corp., Class A	27,424	278,354
MPG Office Trust, Inc.†	34,257	60,977
National Health Investors, Inc.#	17,032	822,135
National Retail Properties, Inc.	72,959	1,932,684
Newcastle Investment Corp.	102,805	682,625
NorthStar Realty Finance Corp.#	93,150	482,517
Omega Healthcare Investors, Inc.	70,978	1,498,346
One Liberty Properties, Inc.	7,750	137,407
Parkway Properties, Inc.#	15,341	161,694
Pebblebrook Hotel Trust	35,546	780,235
Pennsylvania Real Estate Investment Trust	38,870	492,872
PennyMac Mortgage Investment Trust	28,758	531,160
Post Properties, Inc.	37,012	1,791,751
Potlatch Corp.	28,039	803,598
PS Business Parks, Inc.	12,998	856,438
RAIT Financial Trust	34,838	141,791
Ramco - Gershenson Properties Trust	32,095	382,251
Redwood Trust, Inc.	54,866	664,427
Resource Capital Corp.#	58,097	310,238
Retail Opportunity Investments Corp.#	34,700	417,094

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
RLJ Lodging Trust	19,232	$339,060
Sabra Health Care REIT, Inc.	25,752	370,314
Saul Centers, Inc.	5,131	206,061
Sovran Self Storage, Inc.	19,338	954,330
STAG Industrial, Inc.	11,088	152,460
Starwood Property Trust, Inc.	79,196	1,587,088
Strategic Hotels & Resorts, Inc.†	132,800	827,344
Summit Hotel Properties, Inc.	19,059	151,900
Sun Communities, Inc.#	18,477	761,437
Sunstone Hotel Investors, Inc.†	82,551	826,335
Tanger Factory Outlet Centers	60,013	1,861,003
Terreno Realty Corp.	9,296	132,189
Two Harbors Investment Corp.#	146,478	1,514,582
UMH Properties, Inc.#	9,057	91,747
Universal Health Realty Income Trust	8,291	320,447
Urstadt Biddle Properties, Inc., Class A	16,092	286,438
Washington Real Estate Investment Trust#	46,062	1,296,185
Whitestone REIT, Class B#	5,682	72,730
Winthrop Realty Trust	20,038	206,191

		78,719,695

Real Estate Management/Services — 0.1%
HFF, Inc., Class A†	20,278	265,236
Kennedy - Wilson Holdings, Inc.#	18,829	245,530

		510,766

Real Estate Operations & Development — 0.1%
AV Homes, Inc.†	6,236	70,155
Consolidated - Tomoka Land Co.#	2,929	81,280
Forestar Group, Inc.†	24,743	333,783

		485,218

Recreational Centers — 0.2%
Life Time Fitness, Inc.†	29,540	1,266,084
Town Sports International Holdings, Inc.†	14,312	167,594

		1,433,678

Recreational Vehicles — 0.0%
Arctic Cat, Inc.†	8,476	306,492

Recycling — 0.0%
Metalico, Inc.†#	28,027	70,908

Rental Auto/Equipment — 0.9%
Avis Budget Group, Inc.†	73,332	1,088,980
Dollar Thrifty Automotive Group, Inc.†	20,207	1,648,487
Electro Rent Corp.#	13,116	181,525
Essex Rental Corp.†#	11,961	38,634
H&E Equipment Services, Inc.†	19,965	316,845
McGrath RentCorp	16,974	428,594
Rent - A - Center, Inc.	41,041	1,381,850
United Rentals, Inc.†	56,829	1,963,451
Zipcar, Inc.†#	7,154	76,906

		7,125,272

Research & Development — 0.2%
Albany Molecular Research, Inc.†#	15,371	39,811
AVEO Pharmaceuticals, Inc.†#	21,885	278,596
PAREXEL International Corp.†	41,122	1,100,425

		1,418,832

Resorts/Theme Parks — 0.3%
Six Flags Entertainment Corp.#	29,122	1,328,837
Vail Resorts, Inc.	25,151	1,093,314

		2,422,151

Security Description	Shares	Value (Note 2)

Retail - Apparel/Shoe — 1.9%
Aeropostale, Inc.†	56,385	$1,043,123
ANN, Inc.†	33,768	908,022
Ascena Retail Group, Inc.†	87,747	1,661,051
bebe Stores, Inc.	26,834	171,201
Body Central Corp.†	8,212	120,306
Brown Shoe Co., Inc.#	29,317	348,579
Buckle, Inc.#	18,816	736,458
Casual Male Retail Group, Inc.†	29,431	89,765
Cato Corp., Class A	19,319	554,455
Charming Shoppes, Inc.†	81,193	595,957
Children’s Place Retail Stores, Inc.†#	17,110	786,547
Christopher & Banks Corp.#	25,002	30,002
Collective Brands, Inc.†	42,996	914,525
Destination Maternity Corp.#	7,495	146,153
Express, Inc.†	38,596	714,026
Fifth & Pacific Co., Inc.†#	71,144	851,594
Finish Line, Inc., Class A	36,203	746,506
Francesca’s Holdings Corp.†	6,993	164,056
Genesco, Inc.†	16,547	1,100,375
Hot Topic, Inc.	29,510	292,444
Jos. A. Bank Clothiers, Inc.†#	19,297	856,015
Kenneth Cole Productions, Inc., Class A†	5,270	79,577
Men’s Wearhouse, Inc.	35,960	1,294,200
New York & Co., Inc.†	18,993	67,045
Pacific Sunwear of California, Inc.†#	33,130	47,376
rue21, Inc.†#	10,461	277,007
Shoe Carnival, Inc.†#	9,591	203,137
Stein Mart, Inc.†	19,184	138,892
Talbots, Inc.†#	48,830	119,145
Vera Bradley, Inc.†	13,835	302,571
Wet Seal, Inc., Class A†	63,222	179,550
Winmark Corp.	1,577	80,695

		15,620,355

Retail - Appliances — 0.0%
Conn’s, Inc.†	10,120	176,999
hhgregg, Inc.†#	11,773	126,560

		303,559

Retail - Auto Parts — 0.0%
PEP Boys - Manny Moe & Jack	36,778	341,300

Retail - Automobile — 0.4%
America’s Car - Mart, Inc.†	5,985	258,253
Asbury Automotive Group, Inc.†	20,391	545,051
Group 1 Automotive, Inc.#	15,880	831,477
Lithia Motors, Inc., Class A	15,412	376,361
Penske Automotive Group, Inc.#	31,185	766,527
Rush Enterprises, Inc., Class A†	22,631	374,996
Sonic Automotive, Inc., Class A#	28,108	418,528

		3,571,193

Retail - Bedding — 0.0%
Mattress Firm Holding Corp.†#	3,990	136,578

Retail - Bookstores — 0.0%
Barnes & Noble, Inc.†#	20,284	333,266

Retail - Building Products — 0.1%
Lumber Liquidators Holdings, Inc.†#	16,156	469,978

Retail - Catalog Shopping — 0.0%
Coldwater Creek, Inc.†#	50,850	42,206

Retail - Computer Equipment — 0.0%
PC Connection, Inc.#	6,500	58,370
Systemax, Inc.†#	7,545	91,747

		150,117

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Convenience Store — 0.2%
Casey’s General Stores, Inc.	26,509	$1,501,204
Pantry, Inc.†	16,056	207,283
Susser Holdings Corp.†	6,563	191,968

		1,900,455

Retail - Discount — 0.2%
Citi Trends, Inc.†	10,459	144,543
Fred’s, Inc., Class A#	25,869	355,699
Gordmans Stores, Inc.†	3,723	66,307
HSN, Inc.	27,919	1,086,049
Tuesday Morning Corp.†#	30,107	125,847

		1,778,445

Retail - Drug Store — 0.1%
Rite Aid Corp.†#	411,648	535,142

Retail - Hair Salons — 0.1%
Regis Corp.#	40,352	738,845

Retail - Home Furnishings — 0.2%
Cost Plus, Inc.†	13,266	293,179
Haverty Furniture Cos., Inc.#	13,121	159,289
Kirkland’s, Inc.†	10,809	117,169
Pier 1 Imports, Inc.	68,531	1,117,055

		1,686,692

Retail - Hypermarkets — 0.0%
Roundy’s, Inc.#	13,399	144,575

Retail - Jewelry — 0.0%
Zale Corp.†#	22,446	52,524

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	16,228	156,438
Steinway Musical Instruments, Inc.†	4,606	103,405
West Marine, Inc.†#	10,336	107,701

		367,544

Retail - Major Department Stores — 0.1%
Saks, Inc.†#	80,554	794,262

Retail - Misc./Diversified — 0.1%
Pricesmart, Inc.#	12,426	839,749
Teavana Holdings, Inc.†	4,988	66,241

		905,990

Retail - Office Supplies — 0.1%
Office Depot, Inc.†	193,884	416,851
OfficeMax, Inc.†	60,050	292,443

		709,294

Retail - Pawn Shops — 0.3%
Cash America International, Inc.	20,535	913,397
EZCORP, Inc., Class A†	32,780	773,608
First Cash Financial Services, Inc.†	20,590	771,301

		2,458,306

Retail - Pet Food & Supplies — 0.0%
PetMed Express, Inc.#	14,206	162,090

Retail - Petroleum Products — 0.2%
World Fuel Services Corp.#	49,457	1,854,637

Retail - Regional Department Stores — 0.1%
Bon - Ton Stores, Inc.#	8,624	45,362
Stage Stores, Inc.	21,731	373,556

		418,918

Retail - Restaurants — 1.7%
AFC Enterprises, Inc.†#	17,295	369,421

Security Description	Shares	Value (Note 2)

Retail - Restaurants (continued)
Benihana, Inc.	10,081	$162,405
Biglari Holdings, Inc.†	847	331,583
BJ’s Restaurants, Inc.†#	16,801	735,716
Bob Evans Farms, Inc.#	21,167	858,110
Bravo Brio Restaurant Group, Inc.†	13,453	220,898
Buffalo Wild Wings, Inc.†	12,797	1,089,153
Caribou Coffee Co., Inc.†#	9,020	107,338
Carrols Restaurant Group, Inc.†	8,798	53,668
CEC Entertainment, Inc.	12,632	441,615
Cheesecake Factory, Inc.†	38,163	1,238,008
Cracker Barrel Old Country Store, Inc.	16,032	982,281
Denny’s Corp.†	69,092	297,786
DineEquity, Inc.†	10,804	518,592
Domino’s Pizza, Inc.	40,651	1,248,392
Einstein Noah Restaurant Group, Inc.	4,161	71,319
Fiesta Restaurant Group, Inc.†	8,798	107,336
Jack in the Box, Inc.†	30,714	793,957
Jamba, Inc.†	46,033	87,463
Krispy Kreme Doughnuts, Inc.†#	40,849	256,940
Luby’s, Inc.†	13,136	67,125
Papa John’s International, Inc.†	13,042	606,714
PF Chang’s China Bistro, Inc.	14,815	759,565
Red Robin Gourmet Burgers, Inc.†	9,064	290,048
Ruby Tuesday, Inc.†	45,471	326,482
Ruth’s Hospitality Group, Inc.†	24,575	161,212
Sonic Corp.†#	43,168	368,223
Texas Roadhouse, Inc.	43,952	799,047

		13,350,397

Retail - Sporting Goods — 0.3%
Big 5 Sporting Goods Corp.	15,356	99,968
Cabela’s, Inc.†	30,218	1,067,904
Hibbett Sports, Inc.†#	19,140	1,072,414
Zumiez, Inc.†	14,834	545,743

		2,786,029

Retail - Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†#	10,367	47,066

Retail - Video Rentals — 0.2%
Coinstar, Inc.†#	21,902	1,345,440

Retail - Vitamins & Nutrition Supplements — 0.2%
GNC Holdings, Inc., Class A	15,958	614,862
Vitamin Shoppe, Inc.†	17,332	858,280

		1,473,142

Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	19,240	190,091
Emeritus Corp.†#	21,341	324,597
Five Star Quality Care, Inc.†	29,309	90,858
Sunrise Senior Living, Inc.†#	40,091	241,348

		846,894

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.	43,375	671,445

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	20,908	351,673
Proto Labs, Inc.†#	3,454	127,418

		479,091

Satellite Telecom — 0.2%
DigitalGlobe, Inc.†	24,619	397,843
GeoEye, Inc.†#	15,487	296,731
Globalstar, Inc.†#	71,431	25,901
Iridium Communications, Inc.†#	30,435	258,393

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Satellite Telecom (continued)
Loral Space & Communications, Inc.	7,633	$460,270

		1,439,138

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.#	60,748	546,125
Bank Mutual Corp.#	32,124	110,507
BankFinancial Corp.#	14,720	99,802
Beneficial Mutual Bancorp, Inc.†#	23,229	200,931
Berkshire Hills Bancorp, Inc.#	14,483	316,019
BofI Holding, Inc.†	6,724	126,277
Brookline Bancorp, Inc.	47,347	416,180
Cape Bancorp, Inc.†#	8,016	65,731
Charter Financial Corp.	4,747	42,438
Clifton Savings Bancorp, Inc.#	5,969	60,884
Dime Community Bancshares, Inc.	21,740	283,924
ESB Financial Corp.	8,705	108,377
ESSA Bancorp, Inc.	7,503	77,281
First Defiance Financial Corp.	6,792	108,604
First Financial Holdings, Inc.#	11,544	110,822
First Pactrust Bancorp, Inc.	6,460	72,675
Flagstar Bancorp, Inc.†	136,572	103,931
Flushing Financial Corp.	21,924	282,820
Fox Chase Bancorp, Inc.	8,989	115,239
Home Federal Bancorp, Inc.#	10,942	97,931
HomeStreet, Inc.†	3,047	100,551
Investors Bancorp, Inc.†#	32,330	483,010
Kearny Financial Corp.#	9,306	86,174
Meridian Interstate Bancorp, Inc.†	6,136	80,688
Northfield Bancorp, Inc.	11,298	156,138
Northwest Bancshares, Inc.	68,105	781,164
OceanFirst Financial Corp.	10,241	144,398
Oritani Financial Corp.#	31,998	438,053
Provident Financial Services, Inc.#	42,232	589,137
Provident New York Bancorp.#	26,568	205,105
Rockville Financial, Inc.	20,609	231,851
Roma Financial Corp.	5,245	42,170
Territorial Bancorp, Inc.	7,714	165,311
United Financial Bancorp, Inc.	11,249	155,011
ViewPoint Financial Group, Inc.	24,335	371,109
Westfield Financial, Inc.#	18,589	131,610
WSFS Financial Corp.#	4,485	166,752

		7,674,730

Schools — 0.4%
American Public Education, Inc.†#	12,491	355,119
Bridgepoint Education, Inc.†#	12,479	244,464
Capella Education Co.†	9,574	294,017
Corinthian Colleges, Inc.†	54,432	149,144
Grand Canyon Education, Inc.†	20,023	362,817
K12, Inc.†#	18,155	397,958
Lincoln Educational Services Corp.	15,773	91,483
National American University Holdings, Inc.	6,186	24,125
Strayer Education, Inc.#	8,551	768,307
Universal Technical Institute, Inc.	15,731	191,761

		2,879,195

Security Services — 0.1%
Brink’s Co.#	32,603	742,370

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†#	5,531	125,553
Geokinetics, Inc.†#	7,904	3,205
Global Geophysical Services, Inc.†#	12,653	89,710
ION Geophysical Corp.†#	91,764	556,090
OYO Geospace Corp.†#	3,033	281,432

		1,055,990

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits — 0.8%
Aeroflex Holding Corp.†	13,858	$89,661
ANADIGICS, Inc.†#	47,102	93,733
Cirrus Logic, Inc.†#	46,256	1,328,472
Emulex Corp.†	61,298	411,923
Exar Corp.†	25,562	200,662
Hittite Microwave Corp.†	21,889	1,078,690
Integrated Device Technology, Inc.†	103,499	568,210
MaxLinear, Inc., Class A†#	11,173	50,055
Micrel, Inc.#	35,217	344,774
Pericom Semiconductor Corp.†#	16,498	129,674
Power Integrations, Inc.#	20,142	821,995
Sigma Designs, Inc.†#	22,214	132,840
Standard Microsystems Corp.†	16,073	588,915
TriQuint Semiconductor, Inc.†#	114,705	597,613

		6,437,217

Semiconductor Equipment — 0.9%
Amtech Systems, Inc.†#	6,688	30,230
ATMI, Inc.†	22,105	442,321
Axcelis Technologies, Inc.†	74,108	82,260
Brooks Automation, Inc.	46,203	432,922
Cabot Microelectronics Corp.	16,425	514,759
Cohu, Inc.	16,793	156,847
Entegris, Inc.†	93,842	723,522
FormFactor, Inc.†	35,378	211,914
FSI International, Inc.†#	27,031	94,068
Intermolecular, Inc.†#	6,741	43,682
Kulicke & Soffa Industries, Inc.†	50,291	529,061
LTX-Credence Corp.†	34,550	245,305
MKS Instruments, Inc.	36,507	954,658
Nanometrics, Inc.†#	14,064	218,414
Photronics, Inc.†#	41,061	246,366
Rudolph Technologies, Inc.†#	22,109	190,580
Tessera Technologies, Inc.	35,706	485,244
Ultra Clean Holdings, Inc.†#	15,892	94,716
Ultratech, Inc.†	17,565	532,571
Veeco Instruments, Inc.†#	28,456	986,854

		7,216,294

Silver Mining — 0.1%
Golden Minerals Co.†#	19,478	67,783
Hecla Mining Co.#	195,018	828,827

		896,610

Software Tools — 0.0%
EPAM Systems, Inc.†	2,567	44,923

Steel Pipe & Tube — 0.1%
Furmanite Corp.†	25,808	118,717
Mueller Water Products, Inc., Class A	108,603	379,024
Northwest Pipe Co.†#	6,504	132,486
Omega Flex, Inc.†	1,924	21,222

		651,449

Steel - Producers — 0.0%
Metals USA Holdings Corp.†	8,094	117,525
Shiloh Industries, Inc.	3,757	36,894

		154,419

Steel - Specialty — 0.0%
Universal Stainless & Alloy†	4,962	199,671

Storage/Warehousing — 0.1%
Mobile Mini, Inc.†#	25,671	352,720
Wesco Aircraft Holdings, Inc.†	14,668	203,445

		556,165

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Sugar — 0.0%
Imperial Sugar Co.	8,553	$53,969

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†#	31,201	122,932

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	19,437	379,022

Telecom Equipment - Fiber Optics — 0.2%
Finisar Corp.†#	62,608	898,425
Harmonic, Inc.†	80,182	351,999
KVH Industries, Inc.†	10,391	99,961
Oclaro, Inc.†#	35,249	89,885
Oplink Communications, Inc.†	13,643	174,903
Sycamore Networks, Inc.†#	13,956	185,057

		1,800,230

Telecom Services — 0.3%
Aviat Networks, Inc.†#	42,340	109,661
Cbeyond, Inc.†	19,512	115,511
Consolidated Communications Holdings, Inc.#	18,257	269,291
Fairpoint Communications, Inc.†#	15,058	81,915
Lumos Networks Corp.#	10,499	107,615
Motricity, Inc.†#	25,856	16,548
Neutral Tandem, Inc.†	21,942	297,753
NTELOS Holdings Corp.	10,499	200,951
ORBCOMM, Inc.†#	24,191	78,863
Premiere Global Services, Inc.†#	36,493	305,081
RigNet, Inc.†	4,086	63,782
UniTek Global Services, Inc.†#	7,670	21,092
USA Mobility, Inc.	15,438	191,740
Vonage Holdings Corp.†	96,817	177,175

		2,036,978

Telecommunication Equipment — 0.6%
8x8, Inc.†#	43,385	175,275
ADTRAN, Inc.	45,172	1,320,378
Anaren, Inc.†#	10,559	204,000
Arris Group, Inc.†	80,390	991,209
Communications Systems, Inc.#	4,644	49,412
Comtech Telecommunications Corp.	13,282	383,584
Numerex Corp., Class A†#	6,674	60,867
Opnext, Inc.†	30,515	31,430
Plantronics, Inc.	30,390	914,435
Preformed Line Products Co.	1,702	94,767
ShoreTel, Inc.†	32,946	138,044
Sonus Networks, Inc.†#	147,388	358,153
Symmetricom, Inc.†	30,221	164,705
Westell Technologies, Inc., Class A†#	37,087	80,108

		4,966,367

Telephone - Integrated — 0.2%
Alaska Communications Systems Group, Inc.#	31,551	62,471
Atlantic Tele-Network, Inc.#	6,548	215,429
Cincinnati Bell, Inc.†#	138,855	491,547
General Communication, Inc., Class A†	25,875	164,047
HickoryTech Corp.#	9,331	89,298
IDT Corp., Class B#	9,704	80,349
Shenandoah Telecommunications Co.#	16,601	176,967
SureWest Communications#	9,821	209,384

		1,489,492

Television — 0.1%
Belo Corp., Class A	64,674	373,816
Central European Media Enterprises, Ltd., Class A†#	25,588	152,248
Gray Television, Inc.†#	34,649	48,162
LIN TV Corp., Class A†	20,709	59,642

Security Description	Shares	Value (Note 2)

Television (continued)
Sinclair Broadcast Group, Inc., Class A	35,228	$286,756

		920,624

Textile - Apparel — 0.0%
Cherokee, Inc.	5,941	71,827
Perry Ellis International, Inc.†	8,518	160,223
Unifi, Inc.†	9,729	107,311

		339,361

Theaters — 0.3%
Cinemark Holdings, Inc.	64,915	1,496,940
National CineMedia, Inc.	38,515	519,567

		2,016,507

Therapeutics — 0.9%
Allos Therapeutics, Inc.†	55,034	97,961
AVANIR Pharmaceuticals, Inc., Class A†#	92,529	274,811
AVI BioPharma, Inc.†#	94,692	61,531
Cornerstone Therapeutics, Inc.†	5,619	30,343
Dyax Corp.†#	68,949	128,245
Isis Pharmaceuticals, Inc.†#	69,567	688,018
ISTA Pharmaceuticals, Inc.†	22,396	203,580
MannKind Corp.†#	69,053	125,676
Nabi Biopharmaceuticals†#	29,894	46,037
Neurocrine Biosciences, Inc.†	40,396	270,249
Onyx Pharmaceuticals, Inc.†	44,254	2,025,948
Osiris Therapeutics, Inc.†#	11,646	73,719
Pharmacyclics, Inc.†#	32,075	1,007,796
Questcor Pharmaceuticals, Inc.†#	37,092	1,535,609
Theravance, Inc.†#	48,167	996,575

		7,566,098

Tobacco — 0.2%
Alliance One International, Inc.†#	60,829	174,579
Star Scientific, Inc.†#	74,782	290,154
Universal Corp.#	16,177	730,715
Vector Group, Ltd.#	33,608	557,893

		1,753,341

Toys — 0.1%
Jakks Pacific, Inc.#	19,004	351,384
LeapFrog Enterprises, Inc.†	28,945	301,607

		652,991

Transactional Software — 0.3%
ACI Worldwide, Inc.†	27,313	1,043,083
Bottomline Technologies, Inc.†	25,090	448,609
InnerWorkings, Inc.†#	18,007	212,303
Synchronoss Technologies, Inc.†	18,457	330,565

		2,034,560

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	37,599	190,627
Atlas Air Worldwide Holdings, Inc.†#	18,346	833,275

		1,023,902

Transport - Equipment & Leasing — 0.2%
Amerco, Inc.	6,053	509,178
Greenbrier Cos., Inc.†	13,785	190,784
TAL International Group, Inc.	15,350	502,099
Textainer Group Holdings, Ltd.#	7,952	261,382

		1,463,443

Transport - Marine — 0.5%
Baltic Trading, Ltd.#	11,388	42,136
CAI International, Inc.†	8,450	156,663

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Transport - Marine (continued)
DHT Holdings, Inc.	45,016	$30,566
Eagle Bulk Shipping, Inc.†#	10,924	32,881
Excel Maritime Carriers, Ltd.†	31,931	23,980
Frontline, Ltd.#	36,002	169,569
Genco Shipping & Trading, Ltd.†#	25,153	78,477
Golar LNG, Ltd.#	27,859	975,901
Gulfmark Offshore, Inc., Class A†	16,585	591,919
International Shipholding Corp.#	3,791	68,200
Knightsbridge Tankers, Ltd.#	15,355	142,494
Nordic American Tankers, Ltd.#	36,962	463,503
Overseas Shipholding Group, Inc.#	18,599	203,101
Scorpio Tankers, Inc.†#	23,100	129,129
Ship Finance International, Ltd.#	31,448	487,130
Teekay Tankers, Ltd., Class A#	36,783	149,707
Ultrapetrol Bahamas, Ltd.†#	14,913	21,326

		3,766,682

Transport - Rail — 0.2%
Genesee & Wyoming, Inc., Class A†	27,677	1,386,895
RailAmerica, Inc.†	14,910	355,156

		1,742,051

Transport - Services — 0.3%
Bristow Group, Inc.	25,368	1,015,988
Echo Global Logistics, Inc.†	7,868	133,835
Hub Group, Inc., Class A†	25,711	898,856
Pacer International, Inc.†#	24,440	137,842
PHI, Inc.†#	9,112	216,957
Universal Truckload Services, Inc.#	3,830	50,326

		2,453,804

Transport - Truck — 0.7%
Arkansas Best Corp.	17,757	224,626
Celadon Group, Inc.	14,013	225,749
Covenant Transportation Group, Inc., Class A†#	5,844	22,032
Forward Air Corp.	20,519	651,068
Heartland Express, Inc.#	35,221	501,547
Knight Transportation, Inc.#	42,610	714,144
Marten Transport, Ltd.	10,856	222,222
Old Dominion Freight Line, Inc.†	33,142	1,443,666
Patriot Transportation Holding, Inc.†#	4,310	88,484
Quality Distribution, Inc.†	11,812	125,444
Roadrunner Transportation Systems, Inc.†	6,349	106,663
Saia, Inc.†	11,124	240,612
Swift Transporation Co.†#	55,337	587,126
Werner Enterprises, Inc.#	30,610	745,047

		5,898,430

Travel Services — 0.1%
Ambassadors Group, Inc.#	12,363	61,938
Interval Leisure Group, Inc.	28,095	467,782

		529,720

Venture Capital — 0.1%
Fidus Investment Corp.#	3,751	51,576
Harris & Harris Group, Inc.†#	21,654	76,439
Hercules Technology Growth Capital, Inc.#	34,160	360,729

		488,744

Veterinary Diagnostics — 0.1%
Neogen Corp.†	16,198	630,750

Virtual Reality Products — 0.0%
RealD, Inc.†	28,680	343,300

Vitamins & Nutrition Products — 0.1%
Nature’s Sunshine Products, Inc.#	7,801	113,895
Nutraceutical International Corp.†	6,426	96,133
Omega Protein Corp.†	13,521	90,185
Schiff Nutrition International, Inc.†	8,525	143,220
Synutra International, Inc.†#	12,087	59,710

Security Description	Shares	Value (Note 2)

Vitamins & Nutrition Products (continued)
USANA Health Sciences, Inc.†#	4,514	$182,365

		685,508

Water — 0.3%
American States Water Co.	13,035	479,557
Artesian Resources Corp., Class A#	5,089	94,961
California Water Service Group#	29,164	507,745
Connecticut Water Service, Inc.#	5,999	166,712
Consolidated Water Co., Ltd.#	10,169	78,098
Middlesex Water Co.#	10,891	198,434
PICO Holdings, Inc.†	15,856	351,369
SJW Corp.#	9,848	227,686
York Water Co.#	8,884	151,206

		2,255,768

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†#	31,970	71,613
Heckmann Corp.†#	81,491	275,439

		347,052

Web Hosting/Design — 0.1%
NIC, Inc.	44,684	485,715
Web.com Group, Inc.†	20,303	323,224

		808,939

Web Portals/ISP — 0.1%
Blucora, Inc.	27,542	351,436
EarthLink, Inc.#	76,844	620,131
MeetMe, Inc.†	4,769	13,973
Towerstream Corp.†#	29,568	107,332

		1,092,872

Wire & Cable Products — 0.2%
Belden, Inc.	33,092	1,034,125
Coleman Cable, Inc.#	5,844	50,258
Encore Wire Corp.	12,959	324,105
Insteel Industries, Inc.#	12,303	112,326

		1,520,814

Wireless Equipment — 0.5%
Aruba Networks, Inc.†#	62,707	823,970
Globecomm Systems, Inc.†#	15,662	166,017
InterDigital, Inc.#	31,682	782,228
Novatel Wireless, Inc.†#	22,386	46,339
Powerwave Technologies, Inc.†#	22,120	19,404
RF Micro Devices, Inc.†	192,871	727,124
TeleNav, Inc.†	11,504	69,139
Ubiquiti Networks, Inc.†#	6,090	113,578
ViaSat, Inc.†#	25,341	1,064,829

		3,812,628

Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	12,947	160,413

Total Common Stock
(cost $784,454,819)		781,193,085

RIGHTS — 0.0%
Banks - Commercial — 0.0%
Hampton Roads Bankshares, Inc. 1st entitlement (strike price $0.70)†	6,857	9,920
Hampton Roads Bankshares, Inc. 2nd entitlement (strike price $0.70)†	6,857	8,928

		18,848

Oil Refining & Marketing — 0.0%
CVR Energy, Inc. Expires 12/31/12 (strike price $30.00)†	61,322	0

Total Rights
(cost $0)		18,848

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Magnum Hunter Resources Corp. Expires 10/14/13 (strike price $10.50)† (cost $0)	8,134	$0

Total Long-Term Investment Securities
(cost $784,454,819)		781,211,933

SHORT-TERM INVESTMENT SECURITIES — 15.7%
Registered Investment Companies — 15.4%
State Street Navigator Securities Lending Prime Portfolio(3)	123,777,214	123,777,214

U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.08% due 06/14/12(4)	$2,675,000	2,674,923

Total Short-Term Investment Securities
(cost $126,452,137)		126,452,137

REPURCHASE AGREEMENT — 2.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(5) (cost $21,049,000)	21,049,000	21,049,000

TOTAL INVESTMENTS
(cost $931,955,956)(6)	115.3%	928,713,070
Liabilities in excess of other assets	(15.3)	(122,929,486)

NET ASSETS	100.0%	$805,783,584

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs (see Note 2).
(2)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	At May 31, 2012, the Fund had loaned securities with a total value of $119,709,219. This was secured by collateral of $123,777,214, which was received in cash and subsequently invested in short-term investments currently valued at $123,777,214 as reported in the portfolio of investments. Additional collateral of $42,773 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
United States Treasury Notes/Bonds	1.00% to 2.50%	07/15/13 to 06/30/15

(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 2 for details of Joint Repurchase Agreements.
(6)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
342	Long	Russell 2000 Mini Index	June 2012	$27,625,456	$26,029,620	$(1,595,836)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$50,847,325	$—	$0	$50,847,325
Real Estate Investment Trusts	78,719,695	—	—	78,719,695
Other Industries*	651,626,065	—	0	651,626,065
Rights	—	18,848	—	18,848
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	123,777,214	—	—	123,777,214
U.S. Government Treasuries	—	2,674,923	—	2,674,923
Repurchase Agreement	—	21,049,000	—	21,049,000

Total	$904,970,299	$23,742,771	$0	$928,713,070

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$1,595,836	$—	$—	$1,595,836

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 5/31/2011	$63,224
Accrued discounts	—
Accrued premiums	—
Realized gain	—
Realized loss	(50,081)
Change in unrealized appreciation(1)	38,016
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(51,159)
Transfers into Level 3(2)	—
Transfers out of Level 3(2)	—

Balance as of 5/31/2012	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at May 31, 2012 includes:

Common Stock
$—

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	18.4%
Banks — Commercial	9.0
Oil Companies — Exploration & Production	3.5
Time Deposits	3.5
Consumer Products — Misc.	3.3
Insurance — Reinsurance	3.2
Electric — Integrated	3.1
Real Estate Investment Trusts	2.9
Electronic Components — Semiconductors	2.8
Paper & Related Products	2.5
Building & Construction Products — Misc.	2.2
Medical Products	2.2
Machinery — General Industrial	2.1
Electronic Components — Misc.	1.9
Diversified Manufacturing Operations	1.8
Computer Services	1.6
Computers — Memory Devices	1.5
Medical — Biomedical/Gene	1.5
Investment Management/Advisor Services	1.5
Retail — Restaurants	1.5
Apparel Manufacturers	1.4
Gold Mining	1.4
Insurance — Property/Casualty	1.2
Savings & Loans/Thrifts	1.2
Finance — Investment Banker/Broker	1.2
Retail — Apparel/Shoe	1.2
Funeral Services & Related Items	1.1
Miscellaneous Manufacturing	1.1
Distribution/Wholesale	1.1
Web Portals/ISP	1.1
Semiconductor Equipment	1.1
Computers — Integrated Systems	1.0
Transactional Software	1.0
Human Resources	1.0
Enterprise Software/Service	1.0
Auto/Truck Parts & Equipment — Original	1.0
Transport — Truck	0.9
Investment Companies	0.9
Aerospace/Defense — Equipment	0.8
Telecommunication Equipment	0.8
Diversified Operations/Commercial Services	0.8
Electronic Measurement Instruments	0.7
Machinery — Electrical	0.7
Chemicals — Plastics	0.7
Building — Mobile Home/Manufactured Housing	0.7
Networking Products	0.7
Exchange — Traded Funds	0.7
Chemicals — Diversified	0.6
Auto/Truck Parts & Equipment — Replacement	0.6
Oil — Field Services	0.6
Publishing — Books	0.6
Oil & Gas Drilling	0.6
Repurchase Agreements	0.6
Insurance — Life/Health	0.6
Computers — Periphery Equipment	0.5
Commercial Services — Finance	0.5
Insurance Brokers	0.5
Rubber — Tires	0.5
Dental Supplies & Equipment	0.5
Engineering/R&D Services	0.5
Aerospace/Defense	0.5
Engines — Internal Combustion	0.5
Home Furnishings	0.5
Chemicals — Specialty	0.5
Private Corrections	0.5
Disposable Medical Products	0.4
Batteries/Battery Systems	0.4
Footwear & Related Apparel	0.4
Multimedia	0.4

Oil Refining & Marketing	0.4
Transport — Services	0.4
Semiconductor Components — Integrated Circuits	0.4
Medical — Hospitals	0.4
Publishing — Newspapers	0.4
Instruments — Scientific	0.4
Racetracks	0.4
Wire & Cable Products	0.4
Food — Misc./Diversified	0.4
Security Services	0.4
Consulting Services	0.4
Metal Processors & Fabrication	0.4
Finance — Leasing Companies	0.4
Building — Heavy Construction	0.3
Precious Metals	0.3
Medical Sterilization Products	0.3
Medical — Generic Drugs	0.3
Transport — Marine	0.3
Applications Software	0.3
Filtration/Separation Products	0.3
Medical Instruments	0.2
Food — Canned	0.2
Textile — Products	0.2
E-Services/Consulting	0.2
Insurance-Multi — line	0.2
Non-Ferrous Metals	0.2
Gas — Distribution	0.2
Medical — Drugs	0.2
Internet Content — Information/News	0.2
Telecom Services	0.1
Power Converter/Supply Equipment	0.1
Steel — Producers	0.1
E-Commerce/Services	0.1
Diversified Minerals	0.1
Advanced Materials	0.1
Silver Mining	0.1
Office Supplies & Forms	0.1
Printing — Commercial	0.1
Rubber/Plastic Products	0.1
Finance — Consumer Loans	0.1

118.0%

*	Calculated as a percentage of net assets

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 94.8%
Advanced Materials — 0.1%
Ceradyne, Inc.#	9,508	$239,507

Aerospace/Defense — 0.5%
Esterline Technologies Corp.†	13,767	889,211

Aerospace/Defense-Equipment — 0.8%
Alliant Techsystems, Inc.#	14,975	733,026
Curtiss-Wright Corp.#	23,871	725,440

		1,458,466

Apparel Manufacturers — 1.4%
Delta Apparel, Inc.†#(1)	42,699	605,045
Hanesbrands, Inc.†#	27,530	766,986
Jones Group, Inc.#	67,498	650,680
Maidenform Brands, Inc.†#	29,747	574,117

		2,596,828

Applications Software — 0.3%
Progress Software Corp.†#	26,660	512,405

Auto/Truck Parts & Equipment-Original — 1.0%
American Axle & Manufacturing Holdings, Inc.†#	72,435	670,748
Lear Corp.	9,688	386,067
Modine Manufacturing Co.†#	103,263	669,144

		1,725,959

Auto/Truck Parts & Equipment-Replacement — 0.6%
Commercial Vehicle Group, Inc.†	57,071	498,230
Douglas Dynamics, Inc.#	50,290	642,706

		1,140,936

Banks-Commercial — 9.0%
Associated Banc-Corp.#	74,920	948,487
BancorpSouth, Inc.#	46,669	629,565
Bank of Hawaii Corp.#	17,015	788,475
Chemical Financial Corp.#	9,199	187,016
City National Corp.#	6,445	320,188
East West Bancorp, Inc.#	27,350	612,367
First Citizens BancShares, Inc., Class A#	27,846	4,692,051
First Midwest Bancorp, Inc.	21,360	215,522
FirstMerit Corp.	49,110	780,849
Fulton Financial Corp.#	88,990	901,469
Glacier Bancorp, Inc.#	11,842	169,933
Hancock Holding Co.#	24,425	744,718
Independent Bank Corp.#	5,480	148,124
International Bancshares Corp.#	10,002	184,737
Lakeland Financial Corp.	5,970	153,369
NBT Bancorp, Inc.#	8,372	166,352
Prosperity Bancshares, Inc.#	12,427	530,881
S&T Bancorp, Inc.	3,194	54,841
TCF Financial Corp.#	40,475	477,200
UMB Financial Corp.#	50,586	2,467,079
Umpqua Holdings Corp.#	9,165	117,587
Webster Financial Corp.#	18,390	372,765
WesBanco, Inc.#	5,276	107,261
Wintrust Financial Corp.#	18,779	638,674

		16,409,510

Batteries/Battery Systems — 0.4%
EnerSys†#	24,030	792,509

Building & Construction Products-Misc. — 2.2%
Quanex Building Products Corp.#	129,940	2,145,309
Simpson Manufacturing Co., Inc.#	66,388	1,844,923

		3,990,232

Security Description	Shares	Value (Note 2)

Building-Heavy Construction — 0.3%
Tutor Perini Corp.†#	53,508	$601,430

Building-Mobile Home/Manufactured Housing — 0.7%
Cavco Industries, Inc.†#	17,357	731,598
Thor Industries, Inc.#	16,559	509,189

		1,240,787

Chemicals-Diversified — 0.6%
Huntsman Corp.#	37,675	482,240
Olin Corp.#	35,735	685,040

		1,167,280

Chemicals-Plastics — 0.7%
A. Schulman, Inc.#	62,542	1,336,523

Chemicals-Specialty — 0.5%
American Pacific Corp.†(1)	25,912	224,398
Cabot Corp.#	16,414	620,449

		844,847

Commercial Services-Finance — 0.5%
Global Payments, Inc.#	14,086	598,373
TNS, Inc.†	19,743	353,005

		951,378

Computer Services — 1.6%
CACI International, Inc., Class A†#	28,685	1,227,718
DST Systems, Inc.#	14,800	756,280
SYKES Enterprises, Inc.†#	57,063	858,798

		2,842,796

Computers-Integrated Systems — 1.0%
Brocade Communications Systems, Inc.†	143,378	666,708
NCR Corp.†	40,595	869,545
Netscout Systems, Inc.†	16,788	336,599

		1,872,852

Computers-Memory Devices — 1.5%
Imation Corp.†#	412,163	2,341,086
Quantum Corp.†#	226,942	442,537

		2,783,623

Computers-Periphery Equipment — 0.5%
Lexmark International, Inc., Class A#	21,610	540,466
Synaptics, Inc.†#	16,381	439,339

		979,805

Consulting Services — 0.4%
FTI Consulting, Inc.†#	20,724	654,257

Consumer Products-Misc. — 3.3%
Blyth, Inc.#	23,139	1,728,946
Central Garden & Pet Co.†#	29,037	261,914
Central Garden and Pet Co., Class A†#	25,434	234,502
Helen of Troy, Ltd.†#	22,867	719,853
Jarden Corp.	19,493	792,390
Spectrum Brands Holdings, Inc.†	22,149	764,584
WD-40 Co.#	31,131	1,456,308

		5,958,497

Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†#	8,471	264,550
Patterson Cos., Inc.#	19,355	643,360

		907,910

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Disposable Medical Products — 0.4%
ICU Medical, Inc.†#	15,854	$815,688

Distribution/Wholesale — 1.1%
Ingram Micro, Inc., Class A†	42,949	765,781
Owens & Minor, Inc.#	42,734	1,216,637

		1,982,418

Diversified Manufacturing Operations — 1.8%
Barnes Group, Inc.#	30,705	714,505
Carlisle Cos., Inc.#	17,358	902,269
ITT Corp.#	37,095	761,560
Koppers Holdings, Inc.	5,055	177,481
SPX Corp.	10,430	749,187

		3,305,002

Diversified Minerals — 0.1%
AMCOL International Corp.#	8,810	247,385

Diversified Operations/Commercial Services — 0.8%
Viad Corp.#	77,028	1,364,166

E-Commerce/Services — 0.1%
Ancestry.com, Inc.†#	11,502	247,753

E-Services/Consulting — 0.2%
Websense, Inc.†#	20,136	374,127

Electric-Integrated — 3.1%
ALLETE, Inc.#	67,376	2,631,033
IDACORP, Inc.	17,625	692,486
NV Energy, Inc.	48,423	837,718
Portland General Electric Co.	29,035	730,230
TECO Energy, Inc.#	39,720	691,128

		5,582,595

Electronic Components-Misc. — 1.9%
AVX Corp.#	128,254	1,395,403
Celestica, Inc.†#	55,061	398,642
Pulse Electronics Corp.#	191,149	374,652
Vishay Intertechnology, Inc.†#	112,847	1,198,435

		3,367,132

Electronic Components-Semiconductors — 2.8%
Amkor Technology, Inc.†#	128,718	608,836
DSP Group, Inc.†#	125,013	783,832
Lattice Semiconductor Corp.†#	301,004	1,375,588
Microsemi Corp.†#	41,620	735,009
PMC — Sierra, Inc.†#	127,625	814,248
QLogic Corp.†#	49,267	670,524

		4,988,037

Electronic Measurement Instruments — 0.7%
Orbotech, Ltd.†	134,208	1,354,159

Energy-Alternate Sources — 0.0%
BioFuel Energy Corp.†	97,585	28,788

Engineering/R&D Services — 0.5%
EMCOR Group, Inc.	32,580	891,063

Engines-Internal Combustion — 0.5%
Briggs & Stratton Corp.#	51,441	869,353

Enterprise Software/Service — 1.0%
JDA Software Group, Inc.†#	47,497	1,314,717
Omnicell, Inc.†#	33,789	442,298

		1,757,015

Filtration/Separation Products — 0.3%
Polypore International, Inc.†#	12,836	474,804

Security Description	Shares	Value (Note 2)

Finance-Consumer Loans — 0.1%
Regional Management Corp.†#	8,094	$119,387

Finance-Investment Banker/Broker — 1.2%
Interactive Brokers Group, Inc., Class A#	23,327	332,643
Investment Technology Group, Inc.†#	94,855	899,226
Knight Capital Group, Inc., Class A†#	73,381	922,399

		2,154,268

Finance-Leasing Companies — 0.4%
Aircastle, Ltd.#	58,468	649,579

Food-Canned — 0.2%
Seneca Foods Corp., Class A†#	18,730	408,127

Food-Misc./Diversified — 0.4%
Ingredion, Inc.	13,893	709,793

Footwear & Related Apparel — 0.4%
Wolverine World Wide, Inc.	18,640	792,386

Funeral Services & Related Items — 1.1%
Matthews International Corp., Class A#	67,666	2,038,100

Gas-Distribution — 0.2%
Vectren Corp.#	11,610	340,405

Gold Mining — 1.4%
AuRico Gold, Inc.†#	88,391	655,861
Aurizon Mines, Ltd.†	137,166	659,768
Royal Gold, Inc.#	17,718	1,198,446

		2,514,075

Home Furnishings — 0.5%
Furniture Brands International, Inc.†#	83,361	96,699
La-Z-Boy, Inc.†#	53,056	748,620

		845,319

Human Resources — 1.0%
Heidrick & Struggles International, Inc.	71,100	1,167,462
Korn/Ferry International†#	43,650	593,640

		1,761,102

Instruments-Scientific — 0.4%
PerkinElmer, Inc.#	26,750	711,550

Insurance Brokers — 0.5%
Brown & Brown, Inc.	37,018	947,661

Insurance-Life/Health — 0.6%
Protective Life Corp.#	28,835	760,091
Symetra Financial Corp.#	24,745	279,618

		1,039,709

Insurance-Multi-line — 0.2%
Fortegra Financial Corp.†#	44,910	358,831

Insurance-Property/Casualty — 1.2%
Hanover Insurance Group, Inc.	20,235	789,367
Stewart Information Services Corp.#	104,894	1,450,684

		2,240,051

Insurance-Reinsurance — 3.2%
Aspen Insurance Holdings, Ltd.#	32,915	930,178
Endurance Specialty Holdings, Ltd.	53,504	2,089,866
Montpelier Re Holdings, Ltd.#	21,420	447,250
Platinum Underwriters Holdings, Ltd.#	39,031	1,416,825
Validus Holdings, Ltd.#	28,040	879,895

		5,764,014

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Content-Information/News — 0.2%
WebMD Health Corp.†	13,135	$302,499

Investment Companies — 0.9%
Steel Excel, Inc.†#	57,538	1,556,403

Investment Management/Advisor Services — 1.5%
CIFC Corp.†#(1)	38,028	279,506
Federated Investors, Inc., Class B#	29,306	588,757
Waddell & Reed Financial, Inc., Class A#	28,415	815,795
Westwood Holdings Group, Inc.#(1)	28,484	1,014,030

		2,698,088

Machinery-Electrical — 0.7%
Franklin Electric Co., Inc.#	27,494	1,345,006

Machinery-General Industrial — 2.1%
Gardner Denver, Inc.#	6,970	376,938
Kadant, Inc.†#	150,379	3,413,603

		3,790,541

Machinery-Material Handling — 0.0%
NACCO Industries, Inc., Class A#	448	47,009

Medical Instruments — 0.2%
ArthroCare Corp.†	16,854	441,238

Medical Products — 2.2%
Haemonetics Corp.†#	17,342	1,208,911
Hill-Rom Holdings, Inc.	32,875	966,854
Teleflex, Inc.#	12,485	741,609
West Pharmaceutical Services, Inc.#	21,137	1,010,348

		3,927,722

Medical Sterilization Products — 0.3%
STERIS Corp.#	19,647	586,659

Medical-Biomedical/Gene — 1.5%
Bio-Rad Laboratories, Inc., Class A†#	8,348	831,544
Cambrex Corp.†	108,238	778,231
Charles River Laboratories International, Inc.†	24,185	807,296
Myriad Genetics, Inc.†#	13,222	319,047

		2,736,118

Medical-Drugs — 0.2%
Lannett Co., Inc.†#	76,535	309,967

Medical-Generic Drugs — 0.3%
Impax Laboratories, Inc.†#	27,489	569,847

Medical-Hospitals — 0.4%
LifePoint Hospitals, Inc.†#	19,805	729,220

Metal Processors & Fabrication — 0.4%
Worthington Industries, Inc.#	40,209	653,396

Miscellaneous Manufacturing — 1.1%
Hillenbrand, Inc.#	78,517	1,473,764
John Bean Technologies Corp.#	39,080	544,384

		2,018,148

Multimedia — 0.4%
Meredith Corp.#	25,960	768,156

Networking Products — 0.7%
Black Box Corp.#	31,500	704,970
Ixia†#	45,760	484,141

		1,189,111

Non-Ferrous Metals — 0.2%
Thompson Creek Metals Co., Inc.†#	102,416	351,287

Security Description	Shares	Value (Note 2)

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	15,997	$145,893

Oil & Gas Drilling — 0.6%
Atwood Oceanics, Inc.†#	28,386	1,084,629

Oil Companies-Exploration & Production — 3.5%
Bill Barrett Corp.†#	75,482	1,457,557
Comstock Resources, Inc.†#	111,625	1,668,794
Energen Corp.	16,269	718,276
Stone Energy Corp.†	34,527	813,456
Swift Energy Co.†#	58,713	1,168,976
W&T Offshore, Inc.#	32,153	494,192

		6,321,251

Oil Refining & Marketing — 0.4%
Tesoro Corp.†#	34,642	766,281

Oil-Field Services — 0.6%
Cal Dive International, Inc.†#	62,633	160,967
CARBO Ceramics, Inc.#	5,544	451,060
Superior Energy Services, Inc.†	24,145	522,497

		1,134,524

Paper & Related Products — 2.5%
Clearwater Paper Corp.†	28,114	881,093
Neenah Paper, Inc.#	60,665	1,580,930
P.H. Glatfelter Co.#	32,751	496,178
Schweitzer-Mauduit International, Inc.#	15,170	1,014,873
Wausau Paper Corp.#	52,584	484,298

		4,457,372

Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†#	19,487	265,998

Precious Metals — 0.3%
Coeur d’Alene Mines Corp.†#	34,733	586,988

Printing-Commercial — 0.1%
Quad Graphics, Inc.#	11,365	143,654

Private Corrections — 0.5%
Geo Group, Inc.†#	38,119	829,469

Publishing-Books — 0.6%
Courier Corp.#	63,924	698,689
John Wiley & Sons, Inc., Class A#	8,912	405,496

		1,104,185

Publishing-Newspapers — 0.4%
AH Belo Corp., Class A#	179,322	717,288

Publishing-Periodicals — 0.0%
Dex One Corp.†#	36,923	35,446

Racetracks — 0.4%
International Speedway Corp., Class A#	29,595	711,464

Real Estate Investment Trusts — 2.9%
Brandywine Realty Trust#	69,365	778,969
CBL & Associates Properties, Inc.#	45,960	802,461
CommonWealth REIT	38,738	683,726
Duke Realty Corp.#	42,419	587,079
Hospitality Properties Trust	32,619	766,873
Omega Healthcare Investors, Inc.#	38,155	805,452
Pennsylvania Real Estate Investment Trust	69,390	879,865

		5,304,425

Rental Auto/Equipment — 0.0%
McGrath RentCorp	500	12,625

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail-Apparel/Shoe — 1.2%
Ascena Retail Group, Inc.†	19,550	$370,081
Christopher & Banks Corp.#	123,995	148,794
Guess?, Inc.#	14,302	381,005
Kenneth Cole Productions, Inc., Class A†#	80,026	1,208,393

		2,108,273

Retail-Restaurants — 1.5%
Brinker International, Inc.#	22,225	718,090
Denny’s Corp.†#	382,456	1,648,385
Ruby Tuesday, Inc.†#	37,524	269,422

		2,635,897

Rubber-Tires — 0.5%
Cooper Tire & Rubber Co.#	61,071	945,379

Rubber/Plastic Products — 0.1%
Plastec Technologies, Ltd.†#	25,038	138,961

Savings & Loans/Thrifts — 1.2%
First Niagara Financial Group, Inc.#	95,112	767,554
Provident New York Bancorp.#	68,243	526,836
Washington Federal, Inc.	57,445	942,672

		2,237,062

Security Services — 0.4%
Brink’s Co.#	31,010	706,098

Semiconductor Components-Integrated Circuits — 0.4%
Exar Corp.†#	95,363	748,600

Semiconductor Equipment — 1.1%
ATMI, Inc.†#	97,355	1,948,073

Silver Mining — 0.1%
Pan American Silver Corp.#	13,214	219,088

Steel-Producers — 0.1%
Steel Dynamics, Inc.	24,154	254,583

Telecom Services — 0.1%
Aviat Networks, Inc.†#	103,119	267,078

Telecommunication Equipment — 0.8%
Arris Group, Inc.†#	67,263	829,353
Plantronics, Inc.#	20,245	609,172

		1,438,525

Textile-Products — 0.2%
Dixie Group, Inc.†#(1)	107,932	382,079

Transactional Software — 1.0%
ACI Worldwide, Inc.†	47,531	1,815,209

Transport-Marine — 0.3%
Diana Shipping, Inc.†	71,182	548,101

Transport-Services — 0.4%
Ryder System, Inc.	17,405	752,070

Transport-Truck — 0.9%
Arkansas Best Corp.#	47,086	595,638
Forward Air Corp.#	30,345	962,847

		1,558,485

Web Portals/ISP — 1.1%
EarthLink, Inc.#	242,948	1,960,590

Wire & Cable Products — 0.4%
General Cable Corp.†#	24,987	711,130

Total Common Stock
(cost $176,212,149)		171,958,578

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 2000 Index Fund# (cost $1,209,708)	$15,547	$1,183,127

WARRANTS — 0.0%
Rubber/Plastic Products — 0.0%
Plastec Technologies, Ltd. Expires 11/18/14 (Strike price $11.50)† (cost $0)	19,280	1,253

Total Long-Term Investment Securities
(cost $177,421,857)		173,142,958

SHORT-TERM INVESTMENT SECURITIES — 21.9%
Registered Investment Companies — 18.4%
State Street Navigator Securities Lending Prime Portfolio(2)	33,507,082	33,507,082

Time Deposits — 3.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	6,302,000	6,302,000

Total Short-Term Investment Securities
(cost $39,809,082)		39,809,082

REPURCHASE AGREEMENT — 0.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 05/31/12, to be repurchased 06/01/12 in the amount of $1,051,000 and collateralized by $1,060,000 of Federal National Mtg. Assoc., bearing interest at 4.11%, due 11/15/30 and having an approximate value of $1,075,621 (cost $1,051,000)	1,051,000	1,051,000

TOTAL INVESTMENTS
(cost $218,281,939)(3)	118.0%	214,003,040
Liabilities in excess of other assets	(18.0)	(32,627,031)

NET ASSETS —	100.0%	$181,376,009

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Illiquid security. At May 31, 2012, the aggregate value of these securities was $2,505,058 representing 1.4% of net assets.
(2)	At May 31, 2012, the Fund had loaned securities with a total value of $32,550,033. This was secured by collateral of $33,507,082, which was received in cash and subsequently invested in short-term investments currently valued at $33,507,082 as reported in the portfolio of investments. Additional collateral of $932 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
U.S. Treasury Notes/Bonds	1.00% to 4.25%	07/15/13 to 08/31/16

(3)	See Note 5 for cost of investments on a tax basis.

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$16,409,510	$—	$—	$16,409,510
Other Industries*	155,549,068	—	—	155,549,068
Exchange-Traded Funds	1,183,127	—	—	1,183,127
Warrants	1,253	—	—	1,253
Short-Term Investment Securities:
Registered Investment Companies	33,507,082	—	—	33,507,082
Time Deposits	—	6,302,000	—	6,302,000
Repurchase Agreement	—	1,051,000	—	1,051,000

Total	$206,650,040	$7,353,000	$—	$214,003,040

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	14.5%
Medical Products	4.9
Commercial Services — Finance	3.2
Enterprise Software/Service	3.1
Retail — Apparel/Shoe	3.0
Electronic Components — Semiconductors	2.9
Time Deposits	2.7
Medical — Biomedical/Gene	2.7
Semiconductor Components — Integrated Circuits	2.6
Oil Companies — Exploration & Production	2.4
Medical — Drugs	2.0
Retail — Catalog Shopping	1.9
Medical Instruments	1.9
Web Hosting/Design	1.9
Retail — Sporting Goods	1.7
Investment Management/Advisor Services	1.6
Metal Processors & Fabrication	1.5
Pharmacy Services	1.5
Computer Services	1.5
Distribution/Wholesale	1.4
Internet Infrastructure Software	1.3
Networking Products	1.3
Filtration/Separation Products	1.3
Transactional Software	1.2
Retail — Misc./Diversified	1.2
Therapeutics	1.2
Agricultural Chemicals	1.1
Oil Field Machinery & Equipment	1.1
Machinery — General Industrial	1.1
Retail — Restaurants	1.1
E-Commerce/Products	1.1
Aerospace/Defense — Equipment	1.0
Auto/Truck Parts & Equipment — Original	1.0
Telecom Services	1.0
Banks — Commercial	1.0
Telecom Equipment — Fiber Optics	1.0
Transport — Rail	1.0
Computer Aided Design	1.0
Communications Software	1.0
Retail — Vitamins & Nutrition Supplements	1.0
Racetracks	1.0
Computer Software	1.0
Building — Residential/Commercial	1.0
Internet Application Software	1.0
Advertising Sales	0.9
Batteries/Battery Systems	0.9
Retail — Home Furnishings	0.9
Respiratory Products	0.9
Medical — HMO	0.9
Internet Security	0.9
Diversified Manufacturing Operations	0.8
Advanced Materials	0.8
Industrial Automated/Robotic	0.8
Diagnostic Equipment	0.8
Engineering/R&D Services	0.8
Hotels/Motels	0.8
Non — Ferrous Metals	0.8
Finance — Other Services	0.7
Casino Services	0.7
Machine Tools & Related Products	0.7
Chemicals — Diversified	0.7
Internet Connectivity Services	0.7
Finance — Consumer Loans	0.7
Retail — Perfume & Cosmetics	0.7
Transport — Air Freight	0.6
Toys	0.6
Food — Misc./Diversified	0.6
Seismic Data Collection	0.5
Consulting Services	0.5

Computers — Integrated Systems	0.5
Physicians Practice Management	0.5
Retail — Convenience Store	0.5
B2B/E — Commerce	0.5
Auction Houses/Art Dealers	0.5
Research & Development	0.5
Insurance Brokers	0.5
Schools	0.5
Transport — Truck	0.5
Cosmetics & Toiletries	0.5
Medical Information Systems	0.5
Computers — Voice Recognition	0.5
Consumer Products — Misc.	0.5
Retail — Auto Parts	0.5
E-Marketing/Info	0.5
Apparel Manufacturers	0.5
Retail — Automobile	0.4
Optical Supplies	0.4
Internet Content — Information/News	0.4
Internet Telephone	0.4
Platinum	0.4
Oil — Field Services	0.3
Real Estate Investment Trusts	0.3
Commercial Services	0.3
Applications Software	0.2

114.7%

*	Calculated as a percentage of net assets

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.5%
Advanced Materials — 0.8%
Hexcel Corp.†	33,114	$807,319

Advertising Sales — 0.9%
Lamar Advertising Co., Class A†#	38,600	949,946

Aerospace/Defense-Equipment — 1.0%
BE Aerospace, Inc.†	24,100	1,044,012

Agricultural Chemicals — 1.1%
Intrepid Potash, Inc.†#	58,512	1,148,591

Apparel Manufacturers — 0.5%
Oxford Industries, Inc.#	9,800	451,290

Applications Software — 0.2%
Callidus Software, Inc.†#	39,700	198,103

Auction House/Art Dealers — 0.5%
Sotheby’s#	16,600	506,300

Auto/Truck Parts & Equipment-Original — 1.0%
Dana Holding Corp.#	31,900	424,908
Titan International, Inc.#	27,623	618,755

		1,043,663

B2B/E-Commerce — 0.5%
SPS Commerce, Inc.†#	18,846	520,903

Banks-Commercial — 1.0%
Associated Banc-Corp.#	82,150	1,040,019

Batteries/Battery Systems — 0.9%
EnerSys†#	28,700	946,526

Building-Residential/Commercial — 1.0%
D.R. Horton, Inc.#	58,363	968,826

Casino Services — 0.7%
Shuffle Master, Inc.†#	46,900	743,834

Chemicals-Diversified — 0.7%
Rockwood Holdings, Inc.†	14,770	714,868

Commercial Services — 0.3%
HMS Holdings Corp.†#	10,500	281,295

Commercial Services-Finance — 3.2%
Alliance Data Systems Corp.†#	7,950	1,001,700
Cardtronics, Inc.†	41,850	1,172,637
Moody’s Corp.#	29,500	1,079,405

		3,253,742

Communications Software — 1.0%
SolarWinds, Inc.†	22,300	1,022,678

Computer Aided Design — 1.0%
ANSYS, Inc.†	16,550	1,024,031

Computer Services — 1.5%
KEYW Holding Corp.†#	81,198	748,646
LivePerson, Inc.†#	44,570	769,278

		1,517,924

Computer Software — 1.0%
Akamai Technologies, Inc.†	33,200	974,088

Computers-Integrated Systems — 0.5%
Netscout Systems, Inc.†	26,200	525,310

Computers-Voice Recognition — 0.5%
Vocera Communications, Inc.†	19,203	463,752

Consulting Services — 0.5%
Zillow, Inc., Class A†#	13,500	528,930

Security Description	Shares	Value (Note 2)

Consumer Products-Misc. — 0.5%
SodaStream International, Ltd.†#	14,800	$458,800

Cosmetics & Toiletries — 0.5%
Elizabeth Arden, Inc.†	13,900	478,994

Diagnostic Equipment — 0.8%
Cepheid, Inc.†#	20,800	786,864

Distribution/Wholesale — 1.4%
MWI Veterinary Supply, Inc.†#	7,650	711,068
Owens & Minor, Inc.	5,894	167,802
Watsco, Inc.	6,884	506,731

		1,385,601

Diversified Manufacturing Operations — 0.8%
Barnes Group, Inc.#	36,700	854,009

E-Commerce/Products — 1.1%
Shutterfly, Inc.†#	39,000	1,075,230

E-Marketing/Info — 0.5%
comScore, Inc.†#	25,038	454,440

Electronic Components-Semiconductors — 2.9%
Cavium, Inc.†#	44,900	1,087,029
Mellanox Technologies, Ltd.†	9,100	550,095
Silicon Image, Inc.†#	112,500	497,250
Volterra Semiconductor Corp.†#	27,000	750,060

		2,884,434

Engineering/R&D Services — 0.8%
KBR, Inc.	30,600	779,382

Enterprise Software/Service — 3.1%
Concur Technologies, Inc.†#	25,200	1,558,620
QLIK Technologies, Inc.†	18,500	420,505
Ultimate Software Group, Inc.†#	14,251	1,144,783

		3,123,908

Filtration/Separation Products — 1.3%
Polypore International, Inc.†#	34,306	1,268,979

Finance-Consumer Loans — 0.7%
Portfolio Recovery Associates, Inc.†	9,900	684,189

Finance-Other Services — 0.7%
MarketAxess Holdings, Inc.	23,300	752,357

Food-Misc./Diversified — 0.6%
B&G Foods, Inc.#	23,800	573,104

Hotel/Motels — 0.8%
Gaylord Entertainment Co.†#	20,000	759,000

Industrial Automated/Robotic — 0.8%
Nordson Corp.#	14,750	790,747

Insurance Brokers — 0.5%
Brown & Brown, Inc.	19,096	488,858

Internet Application Software — 1.0%
Brightcove, Inc.†	19,138	242,670
Vocus, Inc.†#	44,532	718,301

		960,971

Internet Connectivity Services — 0.7%
Cogent Communications Group, Inc.†#	40,000	709,600

Internet Content-Information/News — 0.4%
Angie’s List, Inc.†#	34,036	434,640

Internet Infrastructure Software — 1.3%
F5 Networks, Inc.†	8,100	838,188

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Internet Infrastructure Software (continued)
support.com, Inc.†#	203,312	$522,512

		1,360,700

Internet Security — 0.9%
Sourcefire, Inc.†#	15,900	877,044

Internet Telephone — 0.4%
BroadSoft, Inc.†#	15,900	434,229

Investment Management/Advisor Services — 1.6%
Financial Engines, Inc.†#	50,900	1,067,882
Waddell & Reed Financial, Inc., Class A#	17,474	501,679

		1,569,561

Machine Tools & Related Products — 0.7%
Kennametal, Inc.	21,099	733,401

Machinery-General Industrial — 1.1%
Roper Industries, Inc.#	11,150	1,128,603

Medical Information Systems — 0.5%
athenahealth, Inc.†#	6,500	472,485

Medical Instruments — 1.9%
DexCom, Inc.†#	88,808	954,686
Volcano Corp.†#	33,059	945,157

		1,899,843

Medical Products — 4.9%
Cooper Cos., Inc.	13,758	1,171,906
Cyberonics, Inc.†#	31,950	1,231,672
Hanger Orthopedic Group, Inc.†	13,500	291,195
Henry Schein, Inc.†	13,150	977,177
NxStage Medical, Inc.†#	44,600	677,474
Tornier NV†	32,500	641,875

		4,991,299

Medical-Biomedical/Gene — 2.7%
Ariad Pharmaceuticals, Inc.†#	35,300	584,921
Cubist Pharmaceuticals, Inc.†#	19,100	766,292
Exact Sciences Corp.†#	73,600	727,168
Incyte Corp., Ltd.†#	30,300	645,693

		2,724,074

Medical-Drugs — 2.0%
Jazz Pharmaceuticals PLC†#	19,350	835,920
Salix Pharmaceuticals, Ltd.†#	21,450	1,111,324
Vivus, Inc.†#	4,800	118,992

		2,066,236

Medical-HMO — 0.9%
WellCare Health Plans, Inc.†	16,400	926,108

Metal Processors & Fabrication — 1.5%
RBC Bearings, Inc.†#	20,400	946,560
Rexnord Corp.†	31,150	616,770

		1,563,330

Networking Products — 1.3%
LogMeIn, Inc.†#	25,200	807,660
Procera Networks, Inc.†#	24,797	518,257

		1,325,917

Non-Ferrous Metals — 0.8%
Materion Corp.#	34,252	756,627

Oil Companies-Exploration & Production — 2.4%
Berry Petroleum Co., Class A#	28,800	1,120,608
Energy XXI Bermuda, Ltd.#	15,800	490,590

Security Description	Shares	Value (Note 2)

Oil Companies-Exploration & Production (continued)
Whiting Petroleum Corp.†#	19,500	$842,595

		2,453,793

Oil Field Machinery & Equipment — 1.1%
Dril-Quip, Inc.†#	8,350	505,926
Lufkin Industries, Inc.	11,100	637,917

		1,143,843

Oil-Field Services — 0.3%
Key Energy Services, Inc.†#	32,500	322,075

Optical Supplies — 0.4%
STAAR Surgical Co.†#	51,800	439,782

Pharmacy Services — 1.5%
SXC Health Solutions Corp.†	17,100	1,534,041

Physicians Practice Management — 0.5%
IPC The Hospitalist Co., Inc.†#	15,000	524,850

Platinum — 0.4%
Stillwater Mining Co.†#	50,950	432,566

Racetracks — 1.0%
Penn National Gaming, Inc.†	21,443	985,306

Real Estate Investment Trusts — 0.3%
Essex Property Trust, Inc.	1,968	296,105

Research & Development — 0.5%
PAREXEL International Corp.†#	18,614	498,111

Respiratory Products — 0.9%
ResMed, Inc.†#	29,900	926,302

Retail-Apparel/Shoe — 3.0%
American Eagle Outfitters, Inc.#	49,003	946,248
Ascena Retail Group, Inc.†	25,819	488,754
DSW, Inc., Class A	22,650	1,351,752
Vera Bradley, Inc.†#	13,000	284,310

		3,071,064

Retail-Auto Parts — 0.5%
O’Reilly Automotive, Inc.†#	4,785	458,355

Retail-Automobile — 0.4%
Group 1 Automotive, Inc.#	8,400	439,824

Retail-Catalog Shopping — 1.9%
MSC Industrial Direct Co., Class A	27,200	1,950,512

Retail-Convenience Store — 0.5%
Casey’s General Stores, Inc.#	9,250	523,828

Retail-Home Furnishings — 0.9%
Pier 1 Imports, Inc.#	57,300	933,990

Retail-Misc./Diversified — 1.2%
Sally Beauty Holdings, Inc.†	45,300	1,197,279

Retail-Perfume & Cosmetics — 0.7%
Ulta Salon Cosmetics & Fragrance, Inc.	7,500	670,275

Retail-Restaurants — 1.1%
Buffalo Wild Wings, Inc.†#	12,700	1,080,897

Retail-Sporting Goods — 1.7%
Dick’s Sporting Goods, Inc.#	24,100	1,120,650
Zumiez, Inc.†	16,700	614,393

		1,735,043

Retail-Vitamins & Nutrition Supplements — 1.0%
Vitamin Shoppe, Inc.†#	20,446	1,012,486

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Schools — 0.5%
Strayer Education, Inc.#	5,400	$485,190

Seismic Data Collection — 0.5%
ION Geophysical Corp.†#	88,600	536,916

Semiconductor Components-Integrated Circuits — 2.6%
NXP Semiconductor NV†#	43,000	907,730
Power Integrations, Inc.#	43,100	1,758,911

		2,666,641

Telecom Equipment-Fiber Optics — 1.0%
Ciena Corp.†#	40,900	554,195
IPG Photonics Corp.†#	11,298	483,554

		1,037,749

Telecom Services — 1.0%
tw telecom, Inc.†	44,850	1,040,071

Therapeutics — 1.2%
Questcor Pharmaceuticals, Inc.†#	28,900	1,196,460

Toys — 0.6%
LeapFrog Enterprises, Inc.†#	55,500	578,310

Transactional Software — 1.2%
InnerWorkings, Inc.†#	101,767	1,199,833

Transport-Air Freight — 0.6%
Atlas Air Worldwide Holdings, Inc.†#	13,600	617,712

Transport-Rail — 1.0%
Kansas City Southern	15,650	1,032,587

Transport-Truck — 0.5%
Forward Air Corp.#	15,289	485,120

Web Hosting/Design — 1.9%
Equinix, Inc.†#	8,400	1,370,124
Rackspace Hosting, Inc.†#	10,500	519,435

		1,889,559

Total Long-Term Investment Securities
(cost $91,281,026)		98,605,989

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 17.2%
Registered Investment Companies — 14.5%
State Street Navigator Securities Lending Prime Portfolio(1)	14,701,028	$14,701,028

Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12	$2,739,000	2,739,000

Total Short-Term Investment Securities
(cost $17,440,028)		17,440,028

TOTAL INVESTMENTS
(cost $108,721,054)(2)	114.7%	116,046,017
Liabilities in excess of other assets	(14.7)	(14,914,393)

NET ASSETS —	100.0%	$101,131,624

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	At May 31, 2012, the Fund had loaned securities with a total value of $14,339,110. This was secured by collateral of $14,701,028, which was received in cash and subsequently invested in short-term investments currently valued at $14,701,028 as reported in the portfolio of investments (see Note 2).
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock	$98,605,989	$—	$—	$98,605,989
Short-Term Investment Securities:
Registered Investment Companies	14,701,028	—	—	14,701,028
Time Deposits	—	2,739,000	—	2,739,000

Total	$113,307,017	$2,739,000	$—	$116,046,017

See Notes to Financial Statements

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited)

Industry Allocation*

Registered Investment Companies	6.5%
Oil Companies — Integrated	5.8
Medical — Drugs	5.7
Computers	5.0
Diversified Manufacturing Operations	3.2
Electric — Integrated	3.2
Telephone — Integrated	2.9
Diversified Banking Institutions	2.9
Banks — Super Regional	2.8
Beverages — Non-alcoholic	2.4
Computer Services	2.3
Applications Software	2.3
Oil Companies — Exploration & Production	2.2
Real Estate Investment Trusts	2.1
Tobacco	2.0
Cosmetics & Toiletries	2.0
Electronic Components — Semiconductors	1.9
Retail — Discount	1.8
Retail — Restaurants	1.5
Multimedia	1.5
Medical — Biomedical/Gene	1.5
Commercial Services — Finance	1.4
Web Portals/ISP	1.4
Food — Misc./Diversified	1.3
Repurchase Agreements	1.2
Insurance — Reinsurance	1.2
Aerospace/Defense	1.1
Cable/Satellite TV	1.1
Oil — Field Services	1.1
Insurance — Multi-line	1.1
E-Commerce/Products	1.1
Medical — HMO	1.0
Chemicals — Diversified	1.0
Enterprise Software/Service	1.0
Transport — Services	1.0
Semiconductor Components — Integrated Circuits	1.0
Medical Products	0.9
Retail — Building Products	0.9
Transport — Rail	0.8
Medical Instruments	0.7
Networking Products	0.7
Retail — Drug Store	0.7
Aerospace/Defense — Equipment	0.7
Investment Management/Advisor Services	0.6
Computers — Memory Devices	0.6
Finance — Credit Card	0.6
Agricultural Chemicals	0.6
Insurance — Life/Health	0.5
Machinery — Construction & Mining	0.5
Pipelines	0.5
Insurance — Property/Casualty	0.5
Banks — Fiduciary	0.5
Oil Field Machinery & Equipment	0.4
Banks — Commercial	0.4
Medical — Wholesale Drug Distribution	0.4
Retail — Major Department Stores	0.4
Instruments — Controls	0.4
Pharmacy Services	0.4
Apparel Manufacturers	0.3
Consumer Products — Misc.	0.3
Auto — Cars/Light Trucks	0.3
Retail — Apparel/Shoe	0.3
Athletic Footwear	0.3
E-Commerce/Services	0.3
Distribution/Wholesale	0.3
Chemicals — Specialty	0.3
Industrial Gases	0.3
Electric Products — Misc.	0.3
Gas — Distribution	0.3

Finance — Other Services	0.3
Insurance Brokers	0.3
Food — Retail	0.3
Metal — Copper	0.3
Machinery — Farming	0.3
Auto/Truck Parts & Equipment — Original	0.2
Instruments — Scientific	0.2
Medical — Generic Drugs	0.2
Hotels/Motels	0.2
Wireless Equipment	0.2
Retail — Regional Department Stores	0.2
Semiconductor Equipment	0.2
Electronic Security Devices	0.2
Oil & Gas Drilling	0.2
Metal Processors & Fabrication	0.2
Gold Mining	0.2
Non-Hazardous Waste Disposal	0.2
Retail — Auto Parts	0.2
Telecom Equipment — Fiber Optics	0.2
Beverages — Wine/Spirits	0.2
Agricultural Operations	0.2
Television	0.2
Data Processing/Management	0.2
Oil Refining & Marketing	0.2
Food — Confectionery	0.2
Engines — Internal Combustion	0.2
Broadcast Services/Program	0.2
Advertising Agencies	0.2
Paper & Related Products	0.2
Electronic Measurement Instruments	0.1
Medical Labs & Testing Services	0.1
Retail — Bedding	0.1
Internet Security	0.1
Electronic Components — Misc.	0.1
Vitamins & Nutrition Products	0.1
Food — Wholesale/Distribution	0.1
U.S. Government Treasuries	0.1
Finance — Investment Banker/Broker	0.1
Electronic Forms	0.1
Coal	0.1
Tools — Hand Held	0.1
Toys	0.1
Cruise Lines	0.1
Steel — Producers	0.1
Telecommunication Equipment	0.1
Auto — Heavy Duty Trucks	0.1
Engineering/R&D Services	0.1
Office Automation & Equipment	0.1
Building — Residential/Commercial	0.1
Publishing — Books	0.1
Medical Information Systems	0.1
Coatings/Paint	0.1
Computers — Integrated Systems	0.1
Motorcycle/Motor Scooter	0.1
Industrial Automated/Robotic	0.1
Machinery — Pumps	0.1
Machinery — General Industrial	0.1
Food — Meat Products	0.1
Commercial Services	0.1
Cellular Telecom	0.1
Containers — Metal/Glass	0.1
Retail — Office Supplies	0.1
Metal — Aluminum	0.1
Electronic Connectors	0.1
Casino Hotels	0.1
Internet Infrastructure Software	0.1
Disposable Medical Products	0.1
Dental Supplies & Equipment	0.1
Retail — Automobile	0.1

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — May 31, 2012 (Unaudited) — (continued)

Industry Allocation* (continued)

Electric — Generation	0.1%
Dialysis Centers	0.1
Savings & Loans/Thrifts	0.1
Hazardous Waste Disposal	0.1
Computer Aided Design	0.1
Finance — Consumer Loans	0.1
Retail — Jewelry	0.1
Airlines	0.1
Metal — Iron	0.1
Electronics — Military	0.1
Filtration/Separation Products	0.1
Containers — Paper/Plastic	0.1
Brewery	0.1
Real Estate Management/Services	0.1

106.2%

*	Calculated as a percentage of net assets

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.4%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	125,700	$1,306,023
Omnicom Group, Inc.#	76,900	3,666,592

		4,972,615

Aerospace/Defense — 1.1%
Boeing Co.	210,200	14,632,022
General Dynamics Corp.	100,600	6,439,406
Lockheed Martin Corp.	75,100	6,218,280
Northrop Grumman Corp.#	71,200	4,183,000
Raytheon Co.	95,800	4,820,656
Rockwell Collins, Inc.	41,900	2,110,503

		38,403,867

Aerospace/Defense - Equipment — 0.7%
Goodrich Corp.	35,500	4,464,835
United Technologies Corp.	256,500	19,009,215

		23,474,050

Agricultural Chemicals — 0.6%
CF Industries Holdings, Inc.	18,500	3,162,760
Monsanto Co.	150,900	11,649,480
Mosaic Co.	83,900	4,000,352

		18,812,592

Agricultural Operations — 0.2%
Archer - Daniels - Midland Co.	186,500	5,945,620

Airlines — 0.1%
Southwest Airlines Co.#	217,900	1,967,637

Apparel Manufacturers — 0.3%
Coach, Inc.	81,100	5,470,195
Ralph Lauren Corp.	18,200	2,708,160
VF Corp.	24,600	3,469,584

		11,647,939

Appliances — 0.0%
Whirlpool Corp.	21,600	1,336,608

Applications Software — 2.3%
Citrix Systems, Inc.†	52,300	3,822,084
Intuit, Inc.	83,100	4,672,713
Microsoft Corp.	2,104,900	61,442,031
Red Hat, Inc.†	54,400	2,795,072
Salesforce.com, Inc.†#	38,300	5,309,146

		78,041,046

Athletic Footwear — 0.3%
NIKE, Inc., Class B	103,500	11,196,630

Audio/Video Products — 0.0%
Harman International Industries, Inc.	19,800	776,556

Auto - Cars/Light Trucks — 0.3%
Ford Motor Co.	1,071,300	11,312,928

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.#	100,600	3,779,542

Auto/Truck Parts & Equipment - Original — 0.2%
BorgWarner, Inc.†#	32,300	2,317,525
Johnson Controls, Inc.	191,900	5,783,866

		8,101,391

Banks - Commercial — 0.4%
BB&T Corp.	196,500	5,938,230
First Horizon National Corp.#	72,300	613,104
M&T Bank Corp.#	35,600	2,894,992
Regions Financial Corp.	398,300	2,505,307
Zions Bancorporation#	51,900	987,657

		12,939,290

Security Description	Shares	Value (Note 2)

Banks - Fiduciary — 0.5%
Bank of New York Mellon Corp.	339,600	$6,914,256
Northern Trust Corp.	68,000	2,936,240
State Street Corp.	137,500	5,666,375

		15,516,871

Banks - Super Regional — 2.8%
Capital One Financial Corp.	156,000	8,013,720
Comerica, Inc.	55,700	1,694,394
Fifth Third Bancorp	259,300	3,461,655
Huntington Bancshares, Inc.	243,600	1,593,144
KeyCorp	268,600	2,014,500
PNC Financial Services Group, Inc.	148,700	9,133,154
SunTrust Banks, Inc.	150,000	3,438,000
US Bancorp	538,600	16,755,846
Wells Fargo & Co.	1,486,300	47,635,915

		93,740,328

Beverages - Non-alcoholic — 2.4%
Coca-Cola Co.	637,900	47,670,267
Coca-Cola Enterprises, Inc.	84,700	2,317,392
Dr Pepper Snapple Group, Inc.	59,800	2,467,348
PepsiCo, Inc.	442,700	30,037,195

		82,492,202

Beverages - Wine/Spirits — 0.2%
Beam, Inc.	44,200	2,676,752
Brown - Forman Corp., Class B	28,000	2,441,040
Constellation Brands, Inc., Class A†	45,800	883,482

		6,001,274

Brewery — 0.1%
Molson Coors Brewing Co., Class B#	44,300	1,703,335

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†#	72,900	3,652,290
Scripps Networks Interactive, Inc., Class A#	26,900	1,473,313

		5,125,603

Building Products - Wood — 0.0%
Masco Corp.#	100,700	1,275,869

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.#	78,600	1,304,760
Lennar Corp., Class A#	45,700	1,247,153
PulteGroup, Inc.†#	94,900	888,264

		3,440,177

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A#	61,100	698,984
Comcast Corp., Class A	760,000	21,971,600
DIRECTV, Class A†	190,600	8,472,170
Time Warner Cable, Inc.	88,500	6,672,900

		37,815,654

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	22,400	2,308,096

Cellular Telecom — 0.1%
MetroPCS Communications, Inc.†	82,800	529,920
Sprint Nextel Corp.†	844,900	2,171,393

		2,701,313

Chemicals-Diversified — 1.0%
Air Products & Chemicals, Inc.	59,400	4,694,976
Dow Chemical Co.	334,100	10,377,146
E.I. du Pont de Nemours & Co.	262,800	12,682,728
FMC Corp.	39,400	2,008,218
PPG Industries, Inc.	42,800	4,427,232

		34,190,300

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Chemicals - Specialty — 0.3%
Eastman Chemical Co.	38,600	$1,797,216
Ecolab, Inc.	82,100	5,189,541
International Flavors & Fragrances, Inc.	22,800	1,285,464
Sigma - Aldrich Corp.#	34,000	2,358,580

		10,630,801

Coal — 0.1%
Alpha Natural Resources, Inc.†	62,000	649,760
CONSOL Energy, Inc.#	64,000	1,797,120
Peabody Energy Corp.	76,700	1,791,712

		4,238,592

Coatings/Paint — 0.1%
Sherwin - Williams Co.	24,400	3,163,216

Commercial Services — 0.1%
Iron Mountain, Inc.#	48,200	1,366,470
Quanta Services, Inc.†	59,600	1,345,768

		2,712,238

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	138,300	7,212,345
Equifax, Inc.	33,800	1,526,746
H&R Block, Inc.#	82,600	1,261,302
Mastercard, Inc., Class A	30,000	12,195,300
Moody’s Corp.#	55,300	2,023,427
Paychex, Inc.#	90,900	2,724,273
Total System Services, Inc.	45,300	1,054,131
Visa, Inc., Class A	140,200	16,151,040
Western Union Co.	174,900	2,868,360

		47,016,924

Computer Aided Design — 0.1%
Autodesk, Inc.†	63,700	2,039,674

Computer Services — 2.3%
Accenture PLC, Class A	182,400	10,415,040
Cognizant Technology Solutions Corp., Class A†	85,500	4,980,375
Computer Sciences Corp.	43,700	1,164,168
International Business Machines Corp.	326,600	63,001,140

		79,560,723

Computer Software — 0.0%
Akamai Technologies, Inc.†	50,100	1,469,934

Computers — 5.0%
Apple, Inc.†	262,800	151,827,444
Dell, Inc.†	430,400	5,306,832
Hewlett-Packard Co.	557,100	12,635,028

		169,769,304

Computers - Integrated Systems — 0.1%
Teradata Corp.†	47,200	3,137,856

Computers - Memory Devices — 0.6%
EMC Corp.†	578,700	13,801,995
NetApp, Inc.†	102,300	3,044,448
SanDisk Corp.†#	68,300	2,233,410
Western Digital Corp.†	65,900	2,068,601

		21,148,454

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc., Class A#	20,000	500,200

Consulting Services — 0.0%
SAIC, Inc.	77,900	865,469

Consumer Products - Misc. — 0.3%
Clorox Co.#	36,600	2,518,080

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. (continued)
Kimberly - Clark Corp.	111,000	$8,807,850

		11,325,930

Containers - Metal/Glass — 0.1%
Ball Corp.	44,000	1,758,680
Owens - Illinois, Inc.†	46,300	904,702

		2,663,382

Containers - Paper/Plastic — 0.1%
Bemis Co., Inc.#	29,100	883,476
Sealed Air Corp.	54,100	846,665

		1,730,141

Cosmetics & Toiletries — 2.0%
Avon Products, Inc.#	121,500	2,010,825
Colgate - Palmolive Co.	135,200	13,290,160
Estee Lauder Cos., Inc., Class A	63,400	3,433,110
Procter & Gamble Co.	776,400	48,361,956

		67,096,051

Cruise Lines — 0.1%
Carnival Corp.#	127,700	4,097,893

Data Processing/Management — 0.2%
Dun & Bradstreet Corp.	13,500	912,195
Fidelity National Information Services, Inc.	66,100	2,166,758
Fiserv, Inc.†	39,100	2,636,513

		5,715,466

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.#	40,000	1,480,000
Patterson Cos., Inc.#	24,700	821,028

		2,301,028

Dialysis Centers — 0.1%
DaVita, Inc.†	26,400	2,145,000

Disposable Medical Products — 0.1%
C.R. Bard, Inc.#	23,700	2,303,403

Distribution/Wholesale — 0.3%
Fastenal Co.#	83,200	3,679,936
Fossil, Inc.†#	14,600	1,068,136
Genuine Parts Co.#	43,900	2,765,700
WW Grainger, Inc.	17,200	3,330,780

		10,844,552

Diversified Banking Institutions — 2.9%
Bank of America Corp.	3,025,100	22,234,485
Citigroup, Inc.	825,500	21,884,005
Goldman Sachs Group, Inc.	139,500	13,350,150
JPMorgan Chase & Co.	1,076,000	35,669,400
Morgan Stanley	429,400	5,736,784

		98,874,824

Diversified Manufacturing Operations — 3.2%
3M Co.	195,800	16,527,478
Cooper Industries PLC	44,700	3,151,350
Danaher Corp.	161,300	8,382,761
Dover Corp.#	51,800	2,929,808
Eaton Corp.	94,300	4,022,838
General Electric Co.	2,982,500	56,935,925
Illinois Tool Works, Inc.#	136,400	7,658,860
Ingersoll - Rand PLC	83,800	3,461,778
Leggett & Platt, Inc.#	39,500	821,205
Parker Hannifin Corp.	42,500	3,473,950
Textron, Inc.#	78,800	1,862,044

		109,227,997

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Diversified Operations — 0.0%
Leucadia National Corp.#	55,800	$1,133,856

E - Commerce/Products — 1.1%
Amazon.com, Inc.†	102,600	21,844,566
eBay, Inc.†	322,800	12,650,532
Netflix, Inc.†#	15,600	989,664

		35,484,762

E - Commerce/Services — 0.3%
Expedia, Inc.	26,700	1,225,263
priceline.com, Inc.†	14,000	8,756,860
TripAdvisor, Inc.†	26,700	1,144,896

		11,127,019

Electric Products - Misc. — 0.3%
Emerson Electric Co.	207,000	9,681,390
Molex, Inc.#	38,700	892,809

		10,574,199

Electric - Generation — 0.1%
AES Corp.†	181,300	2,191,917

Electric - Integrated — 3.2%
Ameren Corp.	68,400	2,210,004
American Electric Power Co., Inc.	136,300	5,248,913
CMS Energy Corp.#	72,500	1,689,250
Consolidated Edison, Inc.#	82,600	4,985,736
Dominion Resources, Inc.	160,700	8,366,042
DTE Energy Co.	47,700	2,710,791
Duke Energy Corp.#	376,500	8,275,470
Edison International	91,800	4,127,328
Entergy Corp.#	49,800	3,213,594
Exelon Corp.	239,924	8,872,389
FirstEnergy Corp.	117,900	5,516,541
Integrys Energy Group, Inc.#	22,100	1,195,610
NextEra Energy, Inc.	117,300	7,664,382
Northeast Utilities#	88,200	3,176,082
Pepco Holdings, Inc.#	64,200	1,223,652
PG&E Corp.	116,200	5,077,940
Pinnacle West Capital Corp.	30,800	1,520,904
PPL Corp.#	163,300	4,469,521
Progress Energy, Inc.	83,200	4,561,024
Public Service Enterprise Group, Inc.	142,600	4,447,694
SCANA Corp.#	32,700	1,535,265
Southern Co.	244,300	11,215,813
TECO Energy, Inc.#	60,800	1,057,920
Wisconsin Energy Corp.#	65,000	2,459,600
Xcel Energy, Inc.	137,200	3,844,344

		108,665,809

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	52,000	994,760
TE Connectivity, Ltd.	120,100	3,773,542

		4,768,302

Electronic Components - Semiconductors — 1.9%
Advanced Micro Devices, Inc.†#	165,400	1,005,632
Altera Corp.	90,900	3,036,969
Broadcom Corp., Class A†	138,300	4,474,005
First Solar, Inc.†#	16,600	208,496
Intel Corp.	1,408,200	36,387,888
LSI Corp.†	159,800	1,062,670
Microchip Technology, Inc.#	54,100	1,678,182
Micron Technology, Inc.†	278,400	1,625,856
NVIDIA Corp.†	172,100	2,139,203
Texas Instruments, Inc.	322,700	9,190,496

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Xilinx, Inc.	73,800	$2,359,386

		63,168,783

Electronic Connectors — 0.1%
Amphenol Corp., Class A	46,000	2,446,740

Electronic Forms — 0.1%
Adobe Systems, Inc.†	139,200	4,322,160

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	98,000	3,984,680
FLIR Systems, Inc.#	43,400	925,722

		4,910,402

Electronic Security Devices — 0.2%
Tyco International, Ltd.	129,900	6,905,484

Electronics - Military — 0.1%
L - 3 Communications Holdings, Inc.	27,900	1,902,501

Engineering/R&D Services — 0.1%
Fluor Corp.	47,600	2,231,488
Jacobs Engineering Group, Inc.†#	36,200	1,285,824

		3,517,312

Engines - Internal Combustion — 0.2%
Cummins, Inc.	54,100	5,244,995

Enterprise Software/Service — 1.0%
BMC Software, Inc.†	46,300	1,959,416
CA, Inc.#	102,700	2,554,149
Oracle Corp.	1,105,000	29,249,350

		33,762,915

Entertainment Software — 0.0%
Electronic Arts, Inc.†	93,400	1,272,108

Filtration/Separation Products — 0.1%
Pall Corp.	32,500	1,808,950

Finance - Consumer Loans — 0.1%
SLM Corp.	143,600	2,006,092

Finance - Credit Card — 0.6%
American Express Co.	286,000	15,967,380
Discover Financial Services	149,400	4,946,634

		20,914,014

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.#	304,600	3,795,316
E*TRADE Financial Corp.†	71,600	607,884

		4,403,200

Finance - Other Services — 0.3%
CME Group, Inc.	18,700	4,816,559
IntercontinentalExchange, Inc.†	20,500	2,510,225
NASDAQ OMX Group, Inc.	35,200	770,176
NYSE Euronext	72,800	1,769,768

		9,866,728

Food - Confectionery — 0.2%
Hershey Co.	43,200	2,888,352
J.M. Smucker Co.	32,000	2,449,920

		5,338,272

Food - Dairy Products — 0.0%
Dean Foods Co.†	51,900	811,716

Food - Meat Products — 0.1%
Hormel Foods Corp.#	38,700	1,157,517
Tyson Foods, Inc., Class A	82,200	1,592,214

		2,749,731

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Food - Misc./Diversified — 1.3%
Campbell Soup Co.#	50,300	$1,594,510
ConAgra Foods, Inc.	116,300	2,924,945
General Mills, Inc.	181,700	6,955,476
H.J. Heinz Co.#	90,200	4,787,816
Kellogg Co.	69,500	3,390,210
Kraft Foods, Inc., Class A	498,400	19,073,768
McCormick & Co., Inc.#	37,500	2,113,500
Sara Lee Corp.	166,700	3,484,030

		44,324,255

Food - Retail — 0.3%
Kroger Co.	162,000	3,565,620
Safeway, Inc.#	67,700	1,287,654
Whole Foods Market, Inc.	45,700	4,049,477

		8,902,751

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	164,800	4,599,568

Gambling (Non - Hotel) — 0.0%
International Game Technology	83,900	1,199,770

Gas - Distribution — 0.3%
AGL Resources, Inc.	33,000	1,236,840
CenterPoint Energy, Inc.	120,100	2,429,623
NiSource, Inc.#	79,500	1,994,655
Sempra Energy	67,800	4,407,678

		10,068,796

Gold Mining — 0.2%
Newmont Mining Corp.	139,500	6,578,820

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†#	23,900	2,085,514

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.#	81,300	1,495,920

Hotels/Motels — 0.2%
Marriott International, Inc., Class A#	75,300	2,914,863
Starwood Hotels & Resorts Worldwide, Inc.#	55,300	2,922,605
Wyndham Worldwide Corp.	41,100	2,046,780

		7,884,248

Human Resources — 0.0%
Robert Half International, Inc.#	40,100	1,139,642

Independent Power Producers — 0.0%
NRG Energy, Inc.†	64,200	983,544

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.#	40,100	2,907,651

Industrial Gases — 0.3%
Airgas, Inc.	19,400	1,684,114
Praxair, Inc.	84,100	8,934,784

		10,618,898

Instruments - Controls — 0.4%
Honeywell International, Inc.	218,500	12,161,710

Instruments - Scientific — 0.2%
PerkinElmer, Inc.	32,000	851,200
Thermo Fisher Scientific, Inc.	103,100	5,204,488
Waters Corp.†	25,100	2,002,478

		8,058,166

Insurance Brokers — 0.3%
Aon PLC	91,700	4,264,050
Marsh & McLennan Cos., Inc.	153,200	4,899,336

		9,163,386

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 0.5%
Aflac, Inc.	131,700	$5,278,536
Lincoln National Corp.	82,100	1,697,007
Principal Financial Group, Inc.	85,000	2,087,600
Prudential Financial, Inc.	132,500	6,154,625
Torchmark Corp.	28,200	1,315,812
Unum Group	81,900	1,633,905

		18,167,485

Insurance - Multi - line — 1.1%
ACE, Ltd.	95,000	6,871,350
Allstate Corp.	140,500	4,768,570
American International Group, Inc.†(1)	180,300	5,261,154
Assurant, Inc.	24,700	824,486
Cincinnati Financial Corp.#	45,700	1,648,856
Genworth Financial, Inc., Class A†	138,500	725,740
Hartford Financial Services Group, Inc.#	124,100	2,087,362
Loews Corp.	86,100	3,348,429
MetLife, Inc.	298,900	8,730,869
XL Group PLC	89,000	1,817,380

		36,084,196

Insurance - Property/Casualty — 0.5%
Chubb Corp.	76,400	5,506,148
Progressive Corp.#	172,400	3,746,252
Travelers Cos., Inc.	110,800	6,923,892

		16,176,292

Insurance - Reinsurance — 1.2%
Berkshire Hathaway, Inc., Class B†	495,600	39,330,816

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	22,300	2,307,604

Internet Security — 0.1%
Symantec Corp.†	205,600	3,051,104
VeriSign, Inc.†	45,000	1,720,350

		4,771,454

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	62,500	2,995,000
BlackRock, Inc.	36,100	6,165,880
Federated Investors, Inc., Class B#	26,000	522,340
Franklin Resources, Inc.	40,200	4,292,958
Invesco, Ltd.	125,800	2,736,150
Legg Mason, Inc.	35,100	893,295
T. Rowe Price Group, Inc.	71,400	4,111,926

		21,717,549

Linen Supply & Related Items — 0.0%
Cintas Corp.	31,100	1,147,590

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	182,500	15,990,650
Joy Global, Inc.	29,800	1,664,628

		17,655,278

Machinery - Farming — 0.3%
Deere & Co.	113,300	8,369,471

Machinery - General Industrial — 0.1%
Roper Industries, Inc.	27,300	2,763,306

Machinery - Pumps — 0.1%
Flowserve Corp.	15,400	1,582,812
Xylem, Inc.	52,100	1,319,693

		2,902,505

Medical Information Systems — 0.1%
Cerner Corp.†	41,100	3,204,156

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Instruments — 0.7%
Boston Scientific Corp.†	409,100	$2,348,234
Edwards Lifesciences Corp.†#	32,400	2,765,988
Intuitive Surgical, Inc.†	11,100	5,806,410
Medtronic, Inc.	293,300	10,805,172
St. Jude Medical, Inc.	90,300	3,469,326

		25,195,130

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†#	27,400	2,281,872
Quest Diagnostics, Inc.	44,600	2,537,740

		4,819,612

Medical Products — 0.9%
Baxter International, Inc.	157,900	7,992,898
Becton, Dickinson and Co.#	59,200	4,329,296
CareFusion Corp.†	63,400	1,536,816
Covidien PLC	136,200	7,052,436
Hospira, Inc.†#	46,400	1,450,464
Stryker Corp.	91,300	4,697,385
Varian Medical Systems, Inc.†#	31,800	1,865,388
Zimmer Holdings, Inc.	50,200	3,044,630

		31,969,313

Medical - Biomedical/Gene — 1.5%
Alexion Pharmaceuticals, Inc.†	52,400	4,745,868
Amgen, Inc.	223,100	15,509,912
Biogen Idec, Inc.†	67,300	8,799,475
Celgene Corp.†	123,700	8,442,525
Gilead Sciences, Inc.†	213,500	10,664,325
Life Technologies Corp.†	50,200	2,053,682

		50,215,787

Medical - Drugs — 5.7%
Abbott Laboratories	443,200	27,385,328
Allergan, Inc.	85,800	7,743,450
Bristol - Myers Squibb Co.	475,800	15,863,172
Eli Lilly & Co.	287,800	11,785,410
Forest Laboratories, Inc.†	74,800	2,618,000
Johnson & Johnson	773,700	48,302,091
Merck & Co., Inc.	858,000	32,243,640
Pfizer, Inc.	2,124,800	46,469,376

		192,410,467

Medical - Generic Drugs — 0.2%
Mylan, Inc.†	120,300	2,606,901
Perrigo Co.#	26,300	2,732,307
Watson Pharmaceuticals, Inc.†	35,800	2,552,182

		7,891,390

Medical - HMO — 1.0%
Aetna, Inc.	98,800	4,039,932
Cigna Corp.	80,800	3,547,928
Coventry Health Care, Inc.#	39,800	1,209,920
Humana, Inc.	46,200	3,529,218
UnitedHealth Group, Inc.	294,500	16,424,265
WellPoint, Inc.	94,400	6,361,616

		35,112,879

Medical - Hospitals — 0.0%
Tenet Healthcare Corp.†	115,600	544,476

Medical - Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.#	72,700	2,689,173
Cardinal Health, Inc.	97,400	4,030,412
McKesson Corp.	69,400	6,057,232

		12,776,817

Security Description	Shares	Value (Note 2)

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	40,900	$6,797,989

Metal - Aluminum — 0.1%
Alcoa, Inc.#	300,500	2,569,275

Metal - Copper — 0.3%
Freeport - McMoRan Copper & Gold, Inc.	267,200	8,561,088

Metal - Iron — 0.1%
Cliffs Natural Resources, Inc.#	40,000	1,911,200

Motorcycle/Motor Scooter — 0.1%
Harley - Davidson, Inc.	64,400	3,102,792

Multimedia — 1.5%
News Corp., Class A	606,700	11,648,640
Time Warner, Inc.	273,300	9,420,651
Viacom, Inc., Class B	152,200	7,264,506
Walt Disney Co.	505,200	23,092,692

		51,426,489

Networking Products — 0.7%
Cisco Systems, Inc.	1,518,100	24,790,573

Non - Ferrous Metals — 0.0%
Titanium Metals Corp.#	23,200	266,336

Non - Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	88,700	2,338,132
Waste Management, Inc.#	130,000	4,217,200

		6,555,332

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.#	56,300	767,932
Xerox Corp.	375,400	2,710,388

		3,478,320

Office Supplies & Forms — 0.0%
Avery Dennison Corp.#	30,000	873,300

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.#	19,600	1,140,328
Helmerich & Payne, Inc.#	30,300	1,372,590
Nabors Industries, Ltd.†	81,400	1,102,970
Noble Corp.#	71,100	2,223,297
Rowan Cos. PLC, Class A†#	34,800	1,044,000

		6,883,185

Oil Companies - Exploration & Production — 2.2%
Anadarko Petroleum Corp.	140,500	8,570,500
Apache Corp.	108,300	8,813,454
Cabot Oil & Gas Corp.#	59,100	1,923,114
Chesapeake Energy Corp.#	186,700	3,155,230
Denbury Resources, Inc.†#	110,000	1,663,200
Devon Energy Corp.	113,900	6,779,328
EOG Resources, Inc.	75,800	7,526,940
EQT Corp.	42,100	1,952,598
Newfield Exploration Co.†	37,300	1,117,508
Noble Energy, Inc.	49,900	4,214,554
Occidental Petroleum Corp.	228,600	18,121,122
Pioneer Natural Resources Co.	34,700	3,355,490
QEP Resources, Inc.#	50,000	1,316,000
Range Resources Corp.#	44,500	2,556,080
Southwestern Energy Co.†#	98,400	2,758,152
WPX Energy, Inc.†#	56,000	821,520

		74,644,790

Oil Companies - Integrated — 5.8%
Chevron Corp.	557,200	54,778,332
ConocoPhillips	360,700	18,814,112

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated (continued)
Exxon Mobil Corp.	1,328,500	$104,459,955
Hess Corp.	85,300	3,727,610
Marathon Oil Corp.	198,400	4,942,144
Marathon Petroleum Corp.	98,000	3,534,860
Murphy Oil Corp.	54,600	2,545,452
Phillips 66†	180,350	5,415,910

		198,218,375

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	69,400	3,170,886
FMC Technologies, Inc.†#	67,400	2,712,176
National Oilwell Varco, Inc.	119,600	7,983,300

		13,866,362

Oil Refining & Marketing — 0.2%
Sunoco, Inc.	30,100	1,398,145
Tesoro Corp.†#	39,200	867,104
Valero Energy Corp.	156,500	3,302,150

		5,567,399

Oil - Field Services — 1.1%
Baker Hughes, Inc.	123,300	5,145,309
Halliburton Co.	260,200	7,821,612
Schlumberger, Ltd.	375,900	23,775,675

		36,742,596

Paper & Related Products — 0.2%
International Paper Co.	123,200	3,597,440
MeadWestvaco Corp.	48,200	1,325,500

		4,922,940

Pharmacy Services — 0.4%
Express Scripts Holding Co.†	225,214	11,753,919

Pipelines — 0.5%
Kinder Morgan, Inc.	124,900	4,270,331
ONEOK, Inc.	29,300	2,431,607
Spectra Energy Corp.	183,500	5,268,285
Williams Cos., Inc.	176,300	5,382,439

		17,352,662

Printing - Commercial — 0.0%
R.R. Donnelley & Sons Co.#	50,300	541,228

Publishing - Books — 0.1%
McGraw - Hill Cos., Inc.	78,400	3,400,992

Publishing - Newspapers — 0.0%
Gannett Co., Inc.#	66,800	872,408
Washington Post Co., Class B#	1,400	488,348

		1,360,756

Quarrying — 0.0%
Vulcan Materials Co.#	36,400	1,261,260

Real Estate Investment Trusts — 2.1%
American Tower Corp.	111,000	7,201,680
Apartment Investment & Management Co., Class A#	37,200	1,007,004
AvalonBay Communities, Inc.#	26,800	3,745,300
Boston Properties, Inc.	41,800	4,302,474
Equity Residential	84,600	5,169,060
HCP, Inc.	115,400	4,712,936
Health Care REIT, Inc.	59,300	3,289,371
Host Hotels & Resorts, Inc.	199,400	3,042,844
Kimco Realty Corp.#	114,700	2,058,865
Plum Creek Timber Co., Inc.#	45,500	1,660,750
ProLogis, Inc.	129,400	4,138,212
Public Storage	40,100	5,352,147

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Simon Property Group, Inc.	86,300	$12,730,976
Ventas, Inc.#	81,400	4,787,948
Vornado Realty Trust	52,200	4,276,224
Weyerhaeuser Co.	151,200	3,010,392

		70,486,183

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	92,400	1,519,980

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A#	24,100	808,314
Gap, Inc.#	93,600	2,480,400
Limited Brands, Inc.	69,300	3,074,148
Ross Stores, Inc.	64,400	4,072,012
Urban Outfitters, Inc.†	31,300	875,461

		11,310,335

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	7,700	2,928,002
O’Reilly Automotive, Inc.†#	35,900	3,438,861

		6,366,863

Retail - Automobile — 0.1%
AutoNation, Inc.†#	12,600	453,852
CarMax, Inc.†#	63,900	1,802,619

		2,256,471

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	66,700	4,819,075

Retail - Building Products — 0.9%
Home Depot, Inc.#	434,500	21,438,230
Lowe’s Cos., Inc.	349,800	9,346,656

		30,784,886

Retail - Computer Equipment — 0.0%
GameStop Corp., Class A#	38,500	738,430

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.#	80,000	1,497,600

Retail - Discount — 1.8%
Big Lots, Inc.†	18,500	679,875
Costco Wholesale Corp.	122,600	10,591,414
Dollar Tree, Inc.†	33,500	3,456,530
Family Dollar Stores, Inc.	33,200	2,249,300
Target Corp.	189,300	10,962,363
Wal-Mart Stores, Inc.	492,300	32,403,186

		60,342,668

Retail - Drug Store — 0.7%
CVS Caremark Corp.	367,100	16,497,474
Walgreen Co.	246,200	7,514,024

		24,011,498

Retail - Jewelry — 0.1%
Tiffany & Co.	35,800	1,982,962

Retail - Major Department Stores — 0.4%
J.C. Penney Co., Inc.#	40,800	1,070,184
Nordstrom, Inc.#	45,100	2,136,387
Sears Holdings Corp.†#	10,800	533,520
TJX Cos., Inc.	212,600	9,026,996

		12,767,087

Retail - Office Supplies — 0.1%
Staples, Inc.#	195,600	2,570,184

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Regional Department Stores — 0.2%
Kohl’s Corp.	71,400	$3,271,548
Macy’s, Inc.	116,700	4,440,435

		7,711,983

Retail - Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†#	8,800	3,635,016
Darden Restaurants, Inc.#	36,200	1,872,626
McDonald’s Corp.	287,100	25,649,514
Starbucks Corp.	212,400	11,658,636
Yum! Brands, Inc.	129,800	9,132,728

		51,948,520

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.†#	68,900	720,005

Savings & Loans/Thrifts — 0.1%
Hudson City Bancorp, Inc.#	148,700	921,940
People’s United Financial, Inc.#	101,200	1,176,956

		2,098,896

Schools — 0.0%
Apollo Group, Inc., Class A†	31,700	1,008,694
DeVry, Inc.#	16,800	459,144

		1,467,838

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	83,900	3,051,443
Linear Technology Corp.	64,500	1,871,790
QUALCOMM, Inc.	476,800	27,325,408

		32,248,641

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	363,900	3,759,087
KLA-Tencor Corp.#	47,000	2,154,010
Novellus Systems, Inc.†	19,900	832,417
Teradyne, Inc.†#	52,600	760,070

		7,505,584

Steel - Producers — 0.1%
Nucor Corp.#	89,300	3,193,368
United States Steel Corp.#	40,600	824,180

		4,017,548

Steel - Specialty — 0.0%
Allegheny Technologies, Inc.	30,100	966,812

Telecom Equipment - Fiber Optics — 0.2%
Corning, Inc.	429,000	5,572,710
JDS Uniphase Corp.†	64,800	657,720

		6,230,430

Telecommunication Equipment — 0.1%
Harris Corp.#	32,100	1,276,938
Juniper Networks, Inc.†	148,400	2,552,480

		3,829,418

Telephone - Integrated — 2.9%
AT&T, Inc.	1,671,100	57,101,487
CenturyLink, Inc.	174,600	6,847,812
Frontier Communications Corp.#	280,500	1,049,070
Verizon Communications, Inc.	799,200	33,278,688
Windstream Corp.#	165,300	1,547,208

		99,824,265

Television — 0.2%
CBS Corp., Class B	183,000	5,841,360

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 2.0%
Altria Group, Inc.	576,600	$18,560,754
Lorillard, Inc.	37,200	4,597,920
Philip Morris International, Inc.	485,300	41,012,703
Reynolds American, Inc.#	94,200	3,941,328

		68,112,705

Tools - Hand Held — 0.1%
Snap - on, Inc.	16,500	998,415
Stanley Black & Decker, Inc.#	47,800	3,166,750

		4,165,165

Toys — 0.1%
Hasbro, Inc.#	32,600	1,154,692
Mattel, Inc.	95,600	2,976,028

		4,130,720

Transport - Rail — 0.8%
CSX Corp.	296,600	6,195,974
Norfolk Southern Corp.	93,100	6,099,912
Union Pacific Corp.	135,300	15,072,420

		27,368,306

Transport - Services — 1.0%
C.H. Robinson Worldwide, Inc.#	46,000	2,679,960
Expeditors International of Washington, Inc.	59,800	2,287,350
FedEx Corp.	88,600	7,897,804
Ryder System, Inc.	14,400	622,224
United Parcel Service, Inc., Class B	270,200	20,248,788

		33,736,126

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	57,400	4,634,478

Web Portals/ISP — 1.4%
Google, Inc., Class A†	71,500	41,531,490
Yahoo!, Inc.†	342,100	5,213,604

		46,745,094

Wireless Equipment — 0.2%
Crown Castle International Corp.†	70,600	3,854,760
Motorola Solutions, Inc.	82,900	3,985,832

		7,840,592

Total Long-Term Investment Securities
(cost $2,617,247,791)		3,340,050,430

SHORT-TERM INVESTMENT SECURITIES — 6.6%
Registered Investment Companies — 6.5%
State Street Navigator Securities Lending Prime Portfolio(2)	220,226,036	220,226,036

U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.08% due 06/14/12(3)	$4,450,000	4,449,871

Total Short-Term Investment Securities
(cost $224,675,907)		224,675,907

REPURCHASE AGREEMENT — 1.2%
State Street Bank & Trust Co. Joint Repurchase Agreement(4) (cost $41,006,000)	41,006,000	41,006,000

TOTAL INVESTMENTS
(cost $2,882,929,698)(5)	106.2%	3,605,732,337
Liabilities in excess of other assets	(6.2)	(212,066,750)

NET ASSETS	100.0%	$3,393,665,587

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Security represents an investment in an affiliated company (see Note 3).
(2)	At May 31, 2012, the Fund had loaned securities with a total value of $231,074,355. This was secured by collateral of $220,226,036, which was received in cash and subsequently invested in short-term investments currently valued at $220,226,036 as reported in the portfolio of investments. Additional collateral of $18,322,406 was received in the form of short-term pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the short-term pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range
Federal Farm Credit Bank	5.40%	06/08/17
Federal Home Loan Bank	2.16%	09/01/35
Federal Home Loan Mtg. Corp.	0.35% to 5.00%	01/10/13 to 01/15/39
Federal National Mtg. Assoc.	4.00% to 4.50%	07/01/17 to 08/25/41
United States Treasury Notes/Bonds	0.38% to 6.63%	06/30/13 to 08/15/40

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 2 for details of Joint Repurchase Agreements.
(5)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of May 31, 2012	Unrealized Appreciation (Depreciation)
868	Long	S&P 500 E-Mini Index	June 2012	$59,901,470	$56,819,280	$(3,082,190)

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$169,769,304	$—	$—	$169,769,304
Medical - Drugs	192,410,467	—	—	192,410,467
Oil Companies - Integrated	198,218,375	—	—	198,218,375
Other Industries*	2,779,652,284	—	—	2,779,652,284
Short-Term Investment Securities:
Registered Investment Companies	220,226,036	—	—	220,226,036
U.S. Government Treasuries	—	4,449,871	—	4,449,871
Repurchase Agreement	—	41,006,000	—	41,006,000

Total	$3,560,276,466	$45,455,871	$—	$3,605,732,337

LIABILITIES:
Other Financial Instruments:†
Open Futures Contracts - Depreciation	$3,082,190	$—	$—	$3,082,190

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
†	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company I Value Fund

PORTFOLIO PROFILE — May 31, 2012 — (Unaudited)

Industry Allocation*

Diversified Manufacturing Operations	6.9%
Oil Companies — Integrated	6.2
Banks — Super Regional	6.0
Medical — Drugs	5.7
Diversified Banking Institutions	5.4
Electric — Integrated	3.7
Oil Companies — Exploration & Production	3.4
Electronic Components — Semiconductors	3.4
Medical Products	2.8
Telephone — Integrated	2.6
Investment Management/Advisor Services	2.4
Retail — Building Products	2.4
Networking Products	2.4
Insurance — Multi — line	2.3
Chemicals — Diversified	2.1
Food — Misc./Diversified	2.0
Cable/Satellite TV	1.9
Semiconductor Components — Integrated Circuits	1.8
Insurance Brokers	1.8
Medical — HMO	1.6
Tobacco	1.6
Retail — Drug Store	1.6
Applications Software	1.5
Banks — Commercial	1.5
Insurance — Property/Casualty	1.5
Electronic Security Devices	1.4
Medical — Biomedical/Gene	1.3
Tools — Hand Held	1.2
Retail — Regional Department Stores	1.2
Beverages — Non-alcoholic	1.1
Brewery	1.1
Toys	1.1
Steel — Producers	1.1
Insurance — Life/Health	1.1
Multimedia	1.0
Medical — Generic Drugs	1.0
Insurance — Reinsurance	0.9
Agricultural Operations	0.9
Aerospace/Defense	0.8
Time Deposits	0.8
Oil — Field Services	0.8
Paper & Related Products	0.8
Retail — Major Department Stores	0.8
Agricultural Chemicals	0.8
Medical Instruments	0.7
Oil & Gas Drilling	0.7
Auto — Heavy Duty Trucks	0.7
Medical — Hospitals	0.6
Containers — Metal/Glass	0.6
Television	0.6
Computers	0.6
Home Decoration Products	0.6
Rubber — Tires	0.5
Retail — Office Supplies	0.3
Auto — Cars/Light Trucks	0.3

99.9%

*	Calculated as a percentage of net assets

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.1%
Aerospace/Defense — 0.8%
Boeing Co.	12,247	$852,514

Agricultural Chemicals — 0.8%
Mosaic Co.	16,254	774,991

Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	27,270	869,368

Applications Software — 1.5%
Microsoft Corp.	53,404	1,558,863

Auto - Cars/Light Trucks — 0.3%
General Motors Co.†	13,624	302,453

Auto - Heavy Duty Trucks — 0.7%
PACCAR, Inc.	17,710	665,365

Banks - Commercial — 1.5%
BB&T Corp.	49,900	1,507,978

Banks - Super Regional — 6.0%
PNC Financial Services Group, Inc.	35,848	2,201,784
Wells Fargo & Co.	121,381	3,890,261

		6,092,045

Beverages - Non-alcoholic — 1.1%
PepsiCo, Inc.	16,742	1,135,945

Brewery — 1.1%
Anheuser - Busch InBev NV ADR	16,320	1,104,864

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	66,349	1,918,150

Chemicals - Diversified — 2.1%
Dow Chemical Co.	34,843	1,082,224
E.I. du Pont de Nemours & Co.	20,632	995,700

		2,077,924

Computers — 0.6%
Hewlett - Packard Co.	25,064	568,451

Containers - Metal/Glass — 0.6%
Rexam PLC ADR	20,458	640,335

Diversified Banking Institutions — 5.4%
Citigroup, Inc.	25,000	662,750
Credit Suisse Group AG ADR	24,579	470,196
Goldman Sachs Group, Inc.	12,817	1,226,587
JPMorgan Chase & Co.	92,397	3,062,961

		5,422,494

Diversified Manufacturing Operations — 6.9%
3M Co.	12,240	1,033,178
Eaton Corp.	16,700	712,422
General Electric Co.	133,269	2,544,105
Illinois Tool Works, Inc.	21,237	1,192,458
Ingersoll-Rand PLC	35,624	1,471,628

		6,953,791

Electric - Integrated — 3.7%
Edison International	22,344	1,004,586
Entergy Corp.	13,375	863,089
NextEra Energy, Inc.	8,510	556,043
Northeast Utilities	26,984	971,694
PPL Corp.	12,550	343,494

		3,738,906

Electronic Components-Semiconductors — 3.4%
Intel Corp.	88,812	2,294,902
Xilinx, Inc.	34,881	1,115,146

		3,410,048

Security Description	Shares	Value (Note 2)

Electronic Security Devices — 1.4%
Tyco International, Ltd.	27,350	$1,453,926

Food - Misc./Diversified — 2.0%
General Mills, Inc.	21,566	825,546
Kraft Foods, Inc., Class A	31,085	1,189,623

		2,015,169

Home Decoration Products — 0.6%
Newell Rubbermaid, Inc.	30,600	563,040

Insurance Brokers — 1.8%
Marsh & McLennan Cos., Inc.	56,355	1,802,233

Insurance-Life/Health — 1.1%
Principal Financial Group, Inc.	43,099	1,058,511

Insurance - Multi-line — 2.3%
ACE, Ltd.	32,294	2,335,825

Insurance-Property/Casualty — 1.5%
Chubb Corp.	20,318	1,464,318

Insurance-Reinsurance — 0.9%
Swiss Re AG	15,953	919,718

Investment Management/Advisor Services — 2.4%
Ameriprise Financial, Inc.	21,761	1,042,787
BlackRock, Inc.	8,298	1,417,298

		2,460,085

Medical Instruments — 0.7%
St. Jude Medical, Inc.	19,300	741,506

Medical Products — 2.8%
Baxter International, Inc.	17,290	875,220
Covidien PLC	25,362	1,313,244
Zimmer Holdings, Inc.	11,003	667,332

		2,855,796

Medical - Biomedical/Gene — 1.3%
Amgen, Inc.	18,556	1,290,013

Medical - Drugs — 5.7%
Johnson & Johnson	16,643	1,039,023
Merck & Co., Inc.	48,818	1,834,580
Pfizer, Inc.	129,404	2,830,065

		5,703,668

Medical - Generic Drugs — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	26,127	1,023,917

Medical - HMO — 1.6%
UnitedHealth Group, Inc.	29,675	1,654,975

Medical - Hospitals — 0.6%
HCA Holdings, Inc.	25,030	650,530

Multimedia — 1.0%
Thomson Reuters Corp.	38,200	1,049,354

Networking Products — 2.4%
Cisco Systems, Inc.	145,709	2,379,428

Oil & Gas Drilling — 0.7%
Noble Corp.†	23,300	728,591

Oil Companies - Exploration & Production — 3.4%
Apache Corp.	8,383	682,208
EOG Resources, Inc.	3,880	385,284
Occidental Petroleum Corp.	22,000	1,743,940
Southwestern Energy Co.†	22,059	618,314

		3,429,746

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — May 31, 2012 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated — 6.2%
Chevron Corp.	32,796	$3,224,175
Exxon Mobil Corp.	17,217	1,353,772
Marathon Oil Corp.	27,847	693,669
Royal Dutch Shell PLC ADR, Class B	14,900	958,815

		6,230,431

Oil - Field Services — 0.8%
Baker Hughes, Inc.	19,690	821,664

Paper & Related Products — 0.8%
International Paper Co.	28,100	820,520

Retail - Building Products — 2.4%
Home Depot, Inc.	30,704	1,514,935
Lowe’s Cos., Inc.	32,900	879,088

		2,394,023

Retail - Drug Store — 1.6%
CVS Caremark Corp.	34,974	1,571,732

Retail - Major Department Stores — 0.8%
Nordstrom, Inc.	16,735	792,737

Retail - Office Supplies — 0.3%
Staples, Inc.	26,089	342,809

Retail - Regional Department Stores — 1.2%
Kohl’s Corp.	25,223	1,155,718

Rubber - Tires — 0.5%
Goodyear Tire & Rubber Co.†	48,650	508,392

Semiconductor Components - Integrated Circuits — 1.8%
Analog Devices, Inc.	27,839	1,012,505
Maxim Integrated Products, Inc.	31,683	797,144

		1,809,649

Steel - Producers — 1.1%
Nucor Corp.	12,740	455,583
Steel Dynamics, Inc.	57,821	609,433

		1,065,016

Security Description	Shares/ Principal Amount	Value (Note 2)

Telephone - Integrated — 2.6%
AT&T, Inc.	76,518	$2,614,620

Television — 0.6%
CBS Corp., Class B	19,635	626,749

Tobacco — 1.6%
Philip Morris International, Inc.	19,082	1,612,620

Tools - Hand Held — 1.2%
Stanley Black & Decker, Inc.	18,658	1,236,092

Toys — 1.1%
Mattel, Inc.	34,524	1,074,732

Total Long - Term Investment Securities
(cost $99,961,534)		99,852,338

SHORT - TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 06/01/12 (cost $843,000)	$843,000	843,000

TOTAL INVESTMENTS
(cost $100,804,534)(1)	99.9%	100,695,338
Other assets less liabilities	0.1	125,064

NET ASSETS	100.0%	$100,820,402

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2012 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Super Regional	$6,092,045	$—	$—	$6,092,045
Diversified Banking Institutions	5,422,494	—	—	5,422,494
Diversified Manufacturing Operations	6,953,791	—	—	6,953,791
Medical-Drugs	5,703,668	—	—	5,703,668
Oil Companies-Integrated	6,230,431	—	—	6,230,431
Other Industries*	69,449,909	—	—	69,449,909
Short-Term Investment Securities:
Time Deposits	—	843,000	—	843,000

Total	$99,852,338	$843,000	$—	$100,695,338

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2012

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	EMERGING ECONOMIES FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$144,359,783	$428,179,731	$28,508,628	$240,233,517	$241,700,359	$345,577,657	$515,416,704
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	–	1,957,000	–

Total Investments	144,359,783	428,179,731	28,508,628	240,233,517	241,700,359	347,534,657	515,416,704

Cash	22,728	–	7,404	33,986	–	1,410	–
Foreign cash*	–	13,944	–	–	–	–	5,549,882
Receivable for:
Fund shares sold	54,797	420,503	2,606	171,302	25,368	287,539	277,256
Dividends and interest	590,672	373,250	88,337	1,062,942	614,891	1,280,149	2,824,646
Investments sold	2,138,399	747,001	60,757	5,774,188	1,071,224	–	1,241,162
Securities lending income	–	9,987	–	890	36,448	–	5,048
Prepaid expenses and other assets	20,480	6,781	3,242	8,858	10,358	6,591	5,862
Due from investment adviser for expense reimbursements/fee waivers	–	5,725	3,918	–	26,980	21,234	–
Variation margin on futures contracts	4,761	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	147,191,620	429,756,922	28,674,892	247,285,683	243,485,628	349,131,580	525,320,560

LIABILITIES:
Payable for:
Fund shares reacquired	53,106	44,137	6,409	246,040	54,643	36,147	34,982
Investments purchased	2,132,071	1,530,388	131,578	6,195,600	699,259	2,343,158	290,051
Accrued foreign tax on capital gains	–	–	–	–	–	–	305,138
Investment advisory and management fees	62,331	260,307	17,094	96,977	148,816	220,456	350,285
Administrative service fee	8,728	24,622	1,709	13,577	13,021	20,816	31,405
Transfer agent fees and expenses	255	288	147	211	202	617	54
Directors’ fees and expenses	3,140	4,470	806	2,782	7,695	4,037	3,330
Other accrued expenses	77,601	82,322	41,548	63,212	64,227	74,003	176,037
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	23,164,810	–	7,677,609	31,505,621	–	22,808,765
Due to custodian	–	–	–	–	3,082	–	3,311
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	2,337,232	25,111,344	199,291	14,296,008	32,496,566	2,699,234	24,003,358

NET ASSETS	$144,854,388	$404,645,578	$28,475,601	$232,989,675	$210,989,062	$346,432,346	$501,317,202

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$133,021	$347,891	$28,407	$230,489	$172,000	$371,112	$706,603
Additional paid-in capital	136,613,098	306,792,949	29,429,160	220,747,207	280,321,001	344,542,514	649,329,616
Accumulated undistributed net investment income (loss)	3,228,320	172,412	209,773	5,151,563	3,316,208	7,057,006	3,257,862
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(16,971)	(16,586,148)	(2,982,235)	(1,688,178)	(77,559,575)	(36,848,177)	(125,956,932)
Unrealized appreciation (depreciation) on investments	4,789,520	113,918,480	1,790,496	8,548,594	4,739,428	31,310,868	(25,677,711)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	107,400	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(6)	–	–	–	(977)	(37,098)
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(305,138)

NET ASSETS	$144,854,388	$404,645,578	$28,475,601	$232,989,675	$210,989,062	$346,432,346	$501,317,202

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,302,111	34,789,104	2,840,704	23,048,903	17,200,037	37,111,188	70,660,303
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.89	$11.63	$10.02	$10.11	$12.27	$9.33	$7.09

* Cost
Investment securities (unaffiliated)	$139,570,263	$314,261,251	$26,718,132	$231,684,923	$236,960,931	$314,266,789	$541,094,415

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$13,939	$–	$–	$–	$–	$5,555,493

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$29,867,489	$–	$7,547,838	$30,748,179	$–	$21,981,784

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2012 — (continued)

	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$805,048,220	$280,819,775	$248,105,694	$457,879,099	$123,738,618	$842,292,756	$75,722,016
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	–	21,438,000	–	6,775,000

Total Investments	805,048,220	280,819,775	248,105,694	457,879,099	145,176,618	842,292,756	82,497,016

Cash	52,759	1,395	617	97,092	472	1,742	829
Foreign cash*	782,506	207,839	1,034,702	1,476,394	–	68,748	–
Receivable for:
Fund shares sold	375,747	208,848	37,677	161,411	137,523	70,430	9,087
Dividends and interest	5,650,142	436,785	1,053,960	4,172,916	704,438	1,598,740	171,231
Investments sold	1,200	1,219,268	–	389,601	–	2,640,414	4,523,993
Securities lending income	551,912	–	3,386	52,062	83	25,764	788
Prepaid expenses and other assets	11,566	4,772	11,504	7,380	20,536	14,027	5,397
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	20,995	16,678	14,424
Variation margin on futures contracts	–	–	3,570			–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	5,010,473	–	–	–

TOTAL ASSETS	812,474,052	282,898,682	250,251,110	469,246,428	146,060,665	846,729,299	87,222,765

LIABILITIES:
Payable for:
Fund shares reacquired	55,398	25,282	14,059	33,585	11,086	80,480	74,354
Investments purchased	–	940,530	–	653,046	–	3,749,752	1,422,428
Accrued foreign tax on capital gains	–	–	–	67,341	–	–	–
Investment advisory and management fees	463,553	180,597	106,388	193,614	54,025	470,182	53,334
Administrative service fee	47,977	17,001	14,894	27,106	7,564	46,469	4,978
Transfer agent fees and expenses	234	238	320	147	362	174	175
Directors’ fees and expenses	9,234	2,038	6,842	5,077	2,855	11,994	2,548
Other accrued expenses	214,653	93,582	97,769	137,496	55,698	138,435	57,479
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	53,589,355	–	8,729,745	23,986,731	–	76,716,749	4,550,434
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	4,258,046	–	–	–

TOTAL LIABILITIES	54,380,404	1,259,268	8,970,017	29,362,189	131,590	81,214,235	6,165,730

NET ASSETS	$758,093,648	$281,639,414	$241,281,093	$439,884,239	$145,929,075	$765,515,064	$81,057,035

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,038,807	$377,284	$175,896	$422,428	$128,660	$655,956	$67,367
Additional paid-in capital	1,031,483,665	263,761,042	405,130,998	467,780,486	133,664,619	774,824,175	105,611,092
Accumulated undistributed net investment income (loss)	25,910,700	2,908,407	4,918,227	22,763,623	3,565,129	5,547,147	762,828
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(93,144,131)	6,012,856	(157,030,196)	(14,414,030)	722,278	(96,601,859)	(25,078,164)
Unrealized appreciation (depreciation) on investments	(207,087,055)	8,582,523	(11,591,525)	(37,139,417)	7,848,389	81,093,262	(306,088)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	(297,855)	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(108,338)	(2,698)	(24,452)	538,490	–	(3,617)	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	(67,341)	–	–	–

NET ASSETS	$758,093,648	$281,639,414	$241,281,093	$439,884,239	$145,929,075	$765,515,064	$81,057,035

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	103,880,715	37,728,407	17,589,578	42,242,808	12,866,048	65,595,568	6,736,684
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.30	$7.46	$13.72	$10.41	$11.34	$11.67	$12.03

* Cost
Investment securities (unaffiliated)	$1,012,135,275	$272,237,252	$259,697,219	$495,018,516	$115,890,229	$761,199,494	$76,028,104

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$788,602	$215,411	$1,055,870	$1,525,072	$–	$70,586	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$50,877,747	$–	$8,697,844	$23,224,590	$–	$77,392,606	$4,719,452

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2012 — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$264,734,356	$411,607,988	$743,692,579	$189,321,832	$526,722,481	$130,534,780	$350,820,828
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	615,000	–	–	1,688,000	9,725,000

Total Investments	264,734,356	411,607,988	744,307,579	189,321,832	526,722,481	132,222,780	360,545,828

Cash	–	14,537	2,490	321	70,976	771	942
Foreign cash*	8,955	73,984	6,994,079	2,342,124	495,362	–	–
Receivable for:
Fund shares sold	121,565	209,552	353,106	30,776	222,611	15,996	37,955
Dividends and interest	103,093	1,860,846	4,417,439	1,946,862	2,022,628	285,979	480,345
Investments sold	55,900	1,123,430	15,385,658	5,472,565	1,057,812	381,474	6,845,705
Securities lending income	–	–	222,845	–	174,348	2,781	3,730
Prepaid expenses and other assets	5,853	5,161	28,337	7,102	11,657	4,119	7,012
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	37,311	37,274	–
Variation margin on futures contracts	–	–	67,288	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	368,559	–	–	–

TOTAL ASSETS	265,029,722	414,895,498	771,778,821	199,490,141	530,815,186	132,951,174	367,921,517

LIABILITIES:
Payable for:
Fund shares reacquired	25,545	108,916	60,694	23,571	34,228	27,204	100,861
Investments purchased	247,252	693,328	25,527,672	3,748,039	1,387,368	553,375	6,514,215
Accrued foreign tax on capital gains	154,032	–	51,170	–	60,565	–	–
Investment advisory and management fees	222,867	166,128	195,746	83,897	399,678	76,341	193,698
Administrative service fee	15,601	24,195	42,951	11,746	30,312	7,634	21,186
Transfer agent fees and expenses	350	240	1,650	205	231	147	175
Directors’ fees and expenses	3,110	2,805	12,220	3,221	9,057	1,277	4,531
Other accrued expenses	68,295	82,009	288,431	74,959	164,146	45,521	79,937
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	–	55,758,357	–	42,890,731	6,958,590	17,036,153
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	3,638,273	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	50,437	–	–	–

TOTAL LIABILITIES	4,375,325	1,077,621	81,938,891	3,996,075	44,976,316	7,670,089	23,950,756

NET ASSETS	$260,654,397	$413,817,877	$689,839,930	$195,494,066	$485,838,870	$125,281,085	$343,970,761

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$206,676	$350,931	$1,322,785	$154,936	$495,322	$111,696	$299,655
Additional paid-in capital	189,064,891	362,079,660	1,006,530,155	185,014,937	563,512,560	98,834,269	303,547,562
Accumulated undistributed net investment income (loss)	(646,131)	11,459,347	21,992,553	3,843,811	8,406,934	1,349,056	738,383
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	16,442,595	(2,690,928)	(249,914,087)	3,913,315	(80,374,336)	15,470,202	25,778,094
Unrealized appreciation (depreciation) on investments	55,616,085	42,628,041	(87,378,910)	2,372,273	(6,117,937)	9,515,862	13,605,740
Unrealized appreciation (depreciation) on futures contracts and written options contracts	125,535	–	(2,423,862)	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(1,222)	(9,174)	(237,534)	194,794	(23,108)	–	1,327
Accrued capital gains tax on unrealized appreciation (depreciation)	(154,032)	–	(51,170)	–	(60,565)	–	–

NET ASSETS	$260,654,397	$413,817,877	$689,839,930	$195,494,066	$485,838,870	$125,281,085	$343,970,761

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	20,667,579	35,093,124	132,278,520	15,493,631	49,532,170	11,169,590	29,965,460
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.61	$11.79	$5.22	$12.62	$9.81	$11.22	$11.48

* Cost
Investment securities (unaffiliated)	$209,118,271	$368,979,947	$831,071,489	$186,949,559	$532,840,418	$121,018,918	$337,215,088

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$9,012	$73,912	$7,203,704	$2,422,280	$502,144	$–	$–

@ Premiums received on options written	$3,763,808	$–	$–	$–	$–	$–	$–

† Including securities on loan	$–	$–	$55,038,955	$–	$43,020,866	$8,909,556	$16,771,370

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2012 — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$2,684,384,763	$284,552,393	$328,123,854	$162,916,352	$755,527,371	$78,297,941	$352,317,142
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	31,454,000	1,512,000	89,375,000	7,864,000	24,487,000	1,584,000	–

Total Investments	2,715,838,763	286,064,393	417,498,854	170,780,352	780,014,371	79,881,941	352,317,142

Cash	634	82,141	704	409	1,287	380	4,319
Foreign cash*	–	154,897	–	–	4	–	–
Receivable for:
Fund shares sold	474,075	19,175	46,749	95,409	34,606	31,616	115,538
Dividends and interest	2,613,222	212,589	346,441	253,576	955,662	11,778	207,510
Investments sold	–	1,417,082	–	1,463,240	14,043,646	454,661	497,162
Securities lending income	210,298	68,474	–	4,501	76,947	1,475	26,797
Prepaid expenses and other assets	51,165	5,862	16,877	4,625	23,650	3,680	11,120
Due from investment adviser for expense reimbursements/fee waivers	–	–	97,675	7,905	–	938	24,713
Variation margin on futures contracts	3,770	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL ASSETS	2,719,191,927	288,024,613	418,007,300	172,610,017	795,150,173	80,386,469	353,204,301

LIABILITIES:
Payable for:
Fund shares reacquired	209,245	37,410	1,111,915	25,573	143,061	4,562	13,113
Investments purchased	1,061,613	1,013,169	8,119,054	1,311,366	15,074,822	353,517	50,032
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	567,906	151,697	138,991	56,211	558,454	53,873	233,264
Administrative service fee	147,156	15,200	24,323	9,837	44,246	4,436	18,338
Transfer agent fees and expenses	2,075	261	2,115	1,509	1,525	147	204
Directors’ fees and expenses	39,346	3,206	10,050	2,103	19,786	730	8,323
Other accrued expenses	316,147	82,450	113,585	84,419	161,294	46,583	91,553
Variation margin on futures contracts	–	–	–	22,248	–	–	–
Collateral upon return of securities loaned	301,384,263	40,683,792	–	8,114,154	65,028,880	7,698,358	53,644,219
Due to custodian	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	303,727,751	41,987,185	9,520,033	9,627,420	81,032,068	8,162,206	54,059,046

NET ASSETS	$2,415,464,176	$246,037,428	$408,487,267	$162,982,597	$714,118,105	$72,224,263	$299,145,255

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$1,223,345	$207,996	$4,091,468	$270,282	$450,916	$69,935	$289,637
Additional paid-in capital	2,168,872,395	236,131,247	405,054,174	122,026,564	841,752,717	65,504,383	277,973,574
Accumulated undistributed net investment income (loss)	25,280,137	56,178	1,134	843,206	(44,496)	(223,035)	(216,297)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	52,988,900	2,416,921	(659,509)	3,091,550	(136,387,945)	837,985	(15,304,725)
Unrealized appreciation (depreciation) on investments	169,276,030	7,228,988	–	37,322,493	8,337,203	6,034,995	36,403,066
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(2,176,631)	–	–	(571,498)	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(3,902)	–	–	9,710	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

NET ASSETS	$2,415,464,176	$246,037,428	$408,487,267	$162,982,597	$714,118,105	$72,224,263	$299,145,255

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	122,334,527	20,799,648	409,146,782	27,028,157	45,091,587	6,993,530	28,963,712
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$19.74	$11.83	$1.00	$6.03	$15.84	$10.33	$10.33

* Cost
Investment securities (unaffiliated)	$2,515,108,733	$277,323,405	$328,123,854	$125,593,859	$747,190,168	$72,262,946	$315,914,076

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$155,476	$–	$–	$5	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$294,430,008	$40,012,138	$–	$8,231,821	$62,881,449	$7,479,510	$51,937,530

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — May 31, 2012 — (continued)

	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$907,664,070	$212,952,040	$116,046,017	$3,559,465,183	$100,695,338
Investment securities, at value (affiliated)*†	–	–	–	5,261,154	–
Repurchase agreements (cost approximates value)	21,049,000	1,051,000	–	41,006,000	–

Total Investments	928,713,070	214,003,040	116,046,017	3,605,732,337	100,695,338

Cash	1,453,445	1,591	32,725	937	19,847
Foreign cash*	–	–	–	–	–
Receivable for:
Fund shares sold	316,156	29,589	6,719	942,198	15,432
Dividends and interest	650,990	205,254	36,229	8,686,593	327,100
Investments sold	386,303	1,909,900	3,070,801	–	–
Securities lending income	153,833	20,037	19,982	52,143	–
Prepaid expenses and other assets	16,991	5,162	4,062	148,400	4,682
Due from investment adviser for expense reimbursements/fee waivers	–	–	4,160	–	13,870
Variation margin on futures contracts	51,300	–	–	26,040	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL ASSETS	931,742,088	216,174,573	119,220,695	3,615,588,648	101,076,269

LIABILITIES:
Payable for:
Fund shares reacquired	63,113	28,107	37,137	224,039	27,966
Investments purchased	1,660,580	1,052,450	3,215,410	–	100,067
Accrued foreign tax on capital gains	–	–	–	–	–
Investment advisory and management fees	217,169	118,577	74,837	758,469	68,940
Administrative service fee	48,951	11,067	6,163	206,174	6,187
Transfer agent fees and expenses	1,693	234	147	2,171	231
Directors’ fees and expenses	13,656	2,335	1,163	75,337	1,765
Other accrued expenses	176,128	78,712	53,186	430,835	50,711
Variation margin on futures contracts	–	–	–	–	–
Collateral upon return of securities loaned	123,777,214	33,507,082	14,701,028	220,226,036	–
Due to custodian	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–

TOTAL LIABILITIES	125,958,504	34,798,564	18,089,071	221,923,061	255,867

NET ASSETS	$805,783,584	$181,376,009	$101,131,624	$3,393,665,587	$100,820,402

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$574,273	$201,670	$95,813	$1,385,071	$104,689
Additional paid-in capital	803,061,464	219,736,184	98,919,023	2,648,317,407	154,739,817
Accumulated undistributed net investment income (loss)	11,209,728	1,292,802	(182,527)	61,480,665	2,210,623
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, and foreign exchange transactions	(4,223,099)	(35,575,748)	(5,025,648)	(37,238,005)	(56,125,531)
Unrealized appreciation (depreciation) on investments	(3,242,886)	(4,278,899)	7,324,963	722,802,639	(109,196)
Unrealized appreciation (depreciation) on futures contracts and written options contracts	(1,595,836)	–	–	(3,082,190)	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	(60)	–	–	–	–
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$805,783,584	$181,376,009	$101,131,624	$3,393,665,587	$100,820,402

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	57,427,268	20,167,035	9,581,254	138,507,130	10,468,868
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$14.03	$8.99	$10.56	$24.50	$9.63

* Cost
Investment securities (unaffiliated)	$910,906,956	$217,230,939	$108,721,054	$2,805,111,179	$100,804,534

Investment securities (affiliated)	$–	$–	$–	$36,812,519	$–

Foreign cash	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–

† Including securities on loan	$119,709,219	$32,550,033	$14,339,110	$231,074,355	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2012

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	EMERGING ECONOMIES FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,699,079	$3,415,944	$763,314	$15,550	$4,925,476	$9,341,177	$8,487,616
Securities lending income	–	128,456	–	16,315	152,841	–	81,533
Interest (unaffiliated)	2,383,997	2,980	84	5,835,565	145	1,525	706

Total investment income*	4,083,076	3,547,380	763,398	5,867,430	5,078,462	9,342,702	8,569,855

EXPENSES:
Investment advisory and management fees	700,493	2,963,898	189,375	850,374	1,781,218	2,048,396	2,675,995
Administrative service fee	98,069	280,135	18,937	119,052	155,857	192,234	235,776
Transfer agent fees and expenses	1,389	1,608	900	1,406	1,158	1,971	1,182
Custodian fees	157,727	60,966	22,701	61,203	58,149	68,929	372,173
Reports to shareholders	23,986	63,679	5,262	30,444	36,949	54,786	102,859
Audit and tax fees	28,904	29,304	31,553	31,950	29,051	29,372	39,663
Legal fees	14,081	19,383	7,426	13,395	15,659	10,818	47,945
Directors’ fees and expenses	7,810	22,204	94	9,454	7,712	14,152	16,236
Interest expense	–	–	75	–	191	–	710
Other expenses	23,451	19,804	10,449	8,826	14,040	13,127	15,484

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	1,055,910	3,460,981	286,772	1,126,104	2,099,984	2,433,785	3,508,023

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(59,340)	(56,818)	–	(318,763)	(181,897)	–
Fees paid indirectly (Note 7)	(3,397)	(5,054)	(2,705)	–	(6,635)	–	–

Net expenses	1,052,513	3,396,587	227,249	1,126,104	1,774,586	2,251,888	3,508,023

Net investment income (loss)	3,030,563	150,793	536,149	4,741,326	3,303,876	7,090,814	5,061,832

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,483,767	20,235,690	(69,935)	2,403,020	8,097,391	2,103,986	(26,839,277)
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	401,907	–	–	–	–	–	(109,241)
Net realized foreign exchange gain (loss) on other assets and liabilities	117	3,867	–	54	–	(19,497)	(1,808,465)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	4,885,791	20,239,557	(69,935)	2,403,074	8,097,391	2,084,489	(28,756,983)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(6,508,648)	(6,999,947)	(2,032,972)	4,512,824	(30,749,992)	733,868	(49,959,147)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	1,240	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(2,152)	–	–	–	(887)	54,438
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	(254,942)

Net unrealized gain (loss) on investments and foreign currencies	(6,507,408)	(7,002,099)	(2,032,972)	4,512,824	(30,749,992)	732,981	(50,159,651)

Net realized and unrealized gain (loss) on investments and foreign currencies	(1,621,617)	13,237,458	(2,102,907)	6,915,898	(22,652,601)	2,817,470	(78,916,634)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,408,946	$13,388,251	$(1,566,758)	$11,657,224	$(19,348,725)	$9,908,284	$(73,854,802)

* Net of foreign withholding taxes on interest and dividends of	$63	$1,866	$1,288	$(223)	$43,128	$81,581	$664,750

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$9,498

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2012 — (continued)

	FOREIGN VALUE FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND	GROWTH & INCOME FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$32,431,212	$8,735,762	$7,008,771	$9,482,387	$–	$11,522,524	$1,436,026
Securities lending income	1,405,412	–	30,822	199,999	16,875	255,644	20,399
Interest (unaffiliated)	10,018	42,070	788	11,100,082	4,045,991	717	327

Total investment income*	33,846,642	8,777,832	7,040,381	20,782,468	4,062,866	11,778,885	1,456,752

EXPENSES:
Investment advisory and management fees	6,016,563	2,059,647	1,326,535	2,401,904	639,298	5,284,000	619,015
Administrative service fee	627,038	193,499	185,715	336,536	89,502	520,716	57,775
Transfer agent fees and expenses	1,438	1,629	1,874	944	1,965	1,079	1,045
Custodian fees	524,100	158,414	142,417	292,372	37,466	185,538	50,539
Reports to shareholders	150,779	42,684	41,459	89,389	41,453	133,993	17,954
Audit and tax fees	39,300	34,763	41,452	38,755	32,111	31,024	29,038
Legal fees	32,895	26,152	14,578	32,322	17,580	29,172	12,765
Directors’ fees and expenses	49,788	15,164	14,919	26,851	7,165	41,063	4,589
Interest expense	2,582	–	8	2,177	3,314	185	–
Other expenses	28,910	16,584	23,007	20,480	8,448	36,910	12,374

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	7,473,393	2,548,536	1,791,964	3,241,730	878,302	6,263,680	805,094

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(21,696)	(238,249)	(103,544)
Fees paid indirectly (Note 7)	(10,128)	(1,602)	(23,954)	(2,174)	–	–	(7,924)

Net expenses	7,463,265	2,546,934	1,768,010	3,239,556	856,606	6,025,431	693,626

Net investment income (loss)	26,383,377	6,230,898	5,272,371	17,542,912	3,206,260	5,753,454	763,126

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	9,704,524	16,211,585	(5,409,011)	15,521,032	4,315,320	44,549,750	2,823,543
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	–	–	398,201	–	–	196,271	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(249,108)	(61,852)	(129,614)	3,119,438	–	(17,074)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	(59,141)	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	59,141	–	–

Net realized gain (loss) on investments and foreign currencies	9,455,416	16,149,733	(5,140,424)	18,640,470	4,315,320	44,728,947	2,823,543

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(306,317,576)	(45,652,870)	(31,398,640)	(88,861,712)	3,979,705	(60,373,652)	(8,390,232)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	–	–	(805,824)	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(271,235)	(9,131)	(67,975)	(600,219)	–	1,912	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	(67,341)	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(306,588,811)	(45,662,001)	(32,272,439)	(89,529,272)	3,979,705	(60,371,740)	(8,390,232)

Net realized and unrealized gain (loss) on investments and foreign currencies	(297,133,395)	(29,512,268)	(37,412,863)	(70,888,802)	8,295,025	(15,642,793)	(5,566,689)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(270,750,018)	$(23,281,370)	$(32,140,492)	$(53,345,890)	$11,501,285	$(9,889,339)	$(4,803,563)

* Net of foreign withholding taxes on interest and dividends of	$3,399,899	$486,305	$333,762	$1,360,300	$–	$110,289	$925

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$2,344	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2012 — (continued)

	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,253,798	$406,832	$27,944,080	$–	$13,817,025	$2,361,629	$3,413,985
Securities lending income	–	–	1,012,891	–	459,897	49,808	73,986
Interest (unaffiliated)	11,138	13,741,789	10,855	7,478,896	1,052	366	1,173

Total investment income*	1,264,936	14,148,621	28,967,826	7,478,896	14,277,974	2,411,803	3,489,144

EXPENSES:
Investment advisory and management fees	2,251,421	1,784,677	2,694,337	998,630	4,808,896	894,544	2,314,064
Administrative service fee	157,599	258,172	614,465	139,808	365,433	89,454	253,101
Transfer agent fees and expenses	2,100	1,620	9,612	1,258	1,338	944	1,056
Custodian fees	92,591	60,638	900,714	81,828	417,658	20,741	67,008
Reports to shareholders	41,786	73,694	149,058	35,691	88,173	70,473	82,450
Audit and tax fees	29,607	32,717	59,375	41,491	43,302	28,898	29,405
Legal fees	15,014	20,404	71,274	16,133	25,707	18,351	18,503
Directors’ fees and expenses	12,269	21,519	50,184	11,527	28,755	7,144	19,854
Interest expense	–	254	416	–	1,721	324	–
Other expenses	16,168	9,531	46,932	5,727	30,884	11,576	17,096

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	2,618,555	2,263,226	4,596,367	1,332,093	5,811,867	1,142,449	2,802,537

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	–	–	–	(539,195)	(56,218)	–
Fees paid indirectly (Note 7)	(1,990)	–	–	–	(1,266)	–	(35,720)

Net expenses	2,616,565	2,263,226	4,596,367	1,332,093	5,271,406	1,086,231	2,766,817

Net investment income (loss)	(1,351,629)	11,885,395	24,371,459	6,146,803	9,006,568	1,325,572	722,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	18,519,243	906,696	(56,609,723)	6,112,374	1,545,804	16,577,395	29,548,581
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	1,535,414	–	(376,941)	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(37,579)	(246,767)	(336,267)	(238,924)	(155,697)	18,223	106
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–		–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	20,017,078	659,929	(57,322,931)	5,873,450	1,390,107	16,595,618	29,548,687

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,456,507)	22,811,031	(165,675,761)	(6,642,863)	(111,904,673)	(24,721,510)	(56,266,965)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(1,087,269)	–	(2,955,963)	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(9,868)	(11,320)	(431,248)	176,201	(144,797)	(431)	(2,269)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(101,315)	–	(51,170)	–	(60,565)	–	–

Net unrealized gain (loss) on investments and foreign currencies	(4,654,959)	22,799,711	(169,114,142)	(6,466,662)	(112,110,035)	(24,721,941)	(56,269,234)

Net realized and unrealized gain (loss) on investments and foreign currencies	15,362,119	23,459,640	(226,437,073)	(593,212)	(110,719,928)	(8,126,323)	(26,720,547)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,010,490	$35,345,035	$(202,065,614)	$5,553,591	$(101,713,360)	$(6,800,751)	$(25,998,220)

* Net of foreign withholding taxes on interest and dividends of	$48,699	$2,939	$2,073,152	$(11,069)	$1,308,998	$3,257	$6,898

** Net of foreign withholding taxes on capital gains of	$20,560	$–	$42,499	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2012 — (continued)

	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	MONEY MARKET I FUND	NASDAQ-100 INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND	SMALL CAP FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$32,513,056	$1,908,472	$–	$1,486,217	$6,356,105	$237,042	$2,631,710
Securities lending income	1,468,401	711,820	–	109,978	745,958	62,635	322,608
Interest (unaffiliated)	3,223	580	814,105	790	8,546	225	3,383

Total investment income*	33,984,680	2,620,872	814,105	1,596,985	7,110,609	299,902	2,957,701

EXPENSES:
Investment advisory and management fees	6,558,041	1,938,034	1,773,324	572,845	6,809,175	644,510	2,789,232
Administrative service fee	1,696,252	195,265	310,332	100,248	540,167	53,077	219,408
Transfer agent fees and expenses	11,921	1,505	12,280	9,125	9,002	944	1,206
Custodian fees	228,873	106,149	46,229	31,346	178,966	27,892	134,058
Reports to shareholders	466,919	79,089	60,307	28,890	139,247	31,789	57,130
Audit and tax fees	28,739	29,091	32,464	29,356	29,425	28,854	29,253
Legal fees	65,870	22,844	19,379	11,799	27,247	28,189	17,806
Directors’ fees and expenses	136,138	15,637	25,171	7,912	43,328	4,103	14,832
Interest expense	–	57	–	–	311	–	226
Other expenses	77,550	16,088	15,669	56,055	72,689	11,379	26,462

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	9,270,303	2,403,759	2,295,155	847,576	7,849,557	830,737	3,289,613

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(32,684)	(1,525,560)	(88,558)	–	(80,072)	(374,630)
Fees paid indirectly (Note 7)	–	(24,833)	–	–	(81,135)	–	(35,000)

Net expenses	9,270,303	2,346,242	769,595	759,018	7,768,422	750,665	2,879,983

Net investment income (loss)	24,714,377	274,630	44,510	837,967	(657,813)	(450,763)	77,718

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	97,695,719	13,060,109	9,267	3,272,741	66,941,000	1,831,189	26,581,999
Net realized gain (loss) on investments (affiliated)	–	–	–	–	–	–	–
Net realized gain (loss) on futures contracts and written options contracts	(1,478,205)	–	–	973,594	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	(89,340)	–	–	119,291	–	(141)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	173,000	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	96,217,514	12,970,769	182,267	4,246,335	67,060,291	1,831,189	26,581,858

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(295,348,842)	(55,569,824)	–	6,558,917	(152,288,731)	(11,932,888)	(55,248,972)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(1,999,235)	–	–	(597,614)	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(6,403)	–	–	(124,881)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(297,348,077)	(55,576,227)	–	5,961,303	(152,413,612)	(11,932,888)	(55,248,972)

Net realized and unrealized gain (loss) on investments and foreign currencies	(201,130,563)	(42,605,458)	182,267	10,207,638	(85,353,321)	(10,101,699)	(28,667,114)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(176,416,186)	$(42,330,828)	$226,777	$11,045,605	$(86,011,134)	$(10,552,462)	$(28,589,396)

* Net of foreign withholding taxes on interest and dividends of	$–	$49,259	$–	$8,499	$143,823	$2,057	$698

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF OPERATIONS — For the Year Ended May 31, 2012 — (continued)

	SMALL CAP INDEX F UND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$12,296,712	$2,775,437	$335,056	$72,794,210	$3,206,287
Securities lending income	2,034,875	144,233	166,735	834,468	–
Interest (unaffiliated)	16,859	1,276	190	4,755	522

Total investment income*	14,348,446	2,920,946	501,981	73,633,433	3,206,809

EXPENSES:
Investment advisory and management fees	2,611,390	1,466,312	893,014	8,679,992	920,169
Administrative service fee	591,189	136,856	73,542	2,338,365	82,579
Transfer agent fees and expenses	9,788	1,438	944	12,638	1,355
Custodian fees	230,917	107,303	61,666	303,185	31,843
Reports to shareholders	151,904	32,559	17,425	643,394	41,374
Audit and tax fees	30,862	29,305	29,083	28,922	28,885
Legal fees	29,443	15,129	13,329	85,536	17,350
Directors’ fees and expenses	47,143	10,551	5,774	185,502	6,480
Interest expense	–	431	1,716	–	287
Other expenses	13,440	15,754	13,761	106,644	9,208

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	3,716,076	1,815,638	1,110,254	12,384,178	1,139,530

Fees waived and expenses reimbursed by investment adviser (Note 3)	–	(56,061)	(59,649)	–	(136,781)
Fees paid indirectly (Note 7)	–	(10,465)	(22,242)	–	(1,502)

Net expenses	3,716,076	1,749,112	1,028,363	12,384,178	1,001,247

Net investment income (loss)	10,632,370	1,171,834	(526,382)	61,249,255	2,205,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	48,272,651	9,124,997	5,784,431	57,726,336	(1,558,430)
Net realized gain (loss) on investments (affiliated)	–	–	–	(1,505,991)	–
Net realized gain (loss) on futures contracts and written options contracts	(1,849,718)	–	–	5,848,757	–
Net realized foreign exchange gain (loss) on other assets and liabilities	75	–	–	–	(6)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	(334,751)	–	–
Net increase from payment by affiliates (Note 3)	–	–	334,751	–	–

Net realized gain (loss) on investments and foreign currencies	46,423,008	9,124,997	5,784,431	62,069,102	(1,558,436)

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(142,131,322)	(24,792,472)	(17,492,147)	(153,929,561)	(9,970,410)
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	1,530,754	–
Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(1,894,991)	–	–	(3,373,356)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(60)	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(144,026,373)	(24,792,472)	(17,492,147)	(155,772,163)	(9,970,410)

Net realized and unrealized gain (loss) on investments and foreign currencies	(97,603,365)	(15,667,475)	(11,707,716)	(93,703,061)	(11,528,846)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(86,970,995)	$(14,495,641)	$(12,234,098)	$(32,453,806)	$(9,323,284)

* Net of foreign withholding taxes on interest and dividends of	$13,982	$74	$–	$3,783	$(4,562)

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,030,563	$3,299,894	$150,793	$55,144	$536,149	$380,012	$4,741,326	$4,770,112
Net realized gain (loss) on investments and foreign currencies	4,885,791	12,924,705	20,239,557	42,599,563	(69,935)	360,444	2,403,074	3,880,394
Net unrealized gain (loss) on investments and foreign currencies	(6,507,408)	8,466,256	(7,002,099)	56,775,870	(2,032,972)	4,674,970	4,512,824	1,502,778

Net increase (decrease) in net assets resulting from operations	1,408,946	24,690,855	13,388,251	99,430,577	(1,566,758)	5,415,426	11,657,224	10,153,284

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,429,852)	(2,715,898)	(70,304)	(164,917)	(463,566)	(389,897)	(4,938,152)	(4,468,964)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(3,429,852)	(2,715,898)	(70,304)	(164,917)	(463,566)	(389,897)	(4,938,152)	(4,468,964)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	1,826,317	(4,055,265)	(52,764,359)	(80,139,859)	1,482,884	3,695,938	83,618,371	6,810,891

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,589)	17,919,692	(39,446,412)	19,125,801	(547,440)	8,721,467	90,337,443	12,495,211
NET ASSETS:
Beginning of period	145,048,977	127,129,285	444,091,990	424,966,189	29,023,041	20,301,574	142,652,232	130,157,021

End of period†	$144,854,388	$145,048,977	$404,645,578	$444,091,990	$28,475,601	$29,023,041	$232,989,675	$142,652,232

† Includes accumulated undistributed net investment income (loss)	$3,228,320	$3,413,867	$172,412	$42,552	$209,773	$137,190	$5,151,563	$4,918,501

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		EMERGING ECONOMIES FUND		FOREIGN VALUE FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,303,876	$2,483,519	$7,090,814	$3,888,479	$5,061,832	$2,661,452	$26,383,377	$24,935,819
Net realized gain (loss) on investments and foreign currencies	8,097,391	23,492,484	2,084,489	(1,543,795)	(28,756,983)	18,664,996	9,455,416	35,953,964
Net unrealized gain (loss) on investments and foreign currencies	(30,749,992)	28,303,895	732,981	33,290,350	(50,159,651)	34,550,976	(306,588,811)	212,427,984

Net increase (decrease) in net assets resulting from operations	(19,348,725)	54,279,898	9,908,284	35,635,034	(73,854,802)	55,877,424	(270,750,018)	273,317,767

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,494,004)	(2,827,908)	(3,936,226)	(1,825,993)	(2,741,502)	(4,203,630)	(25,185,909)	(15,826,838)
Net realized gain on securities	–	–	–	–	–	–	–	–

Total distributions to shareholders	(2,494,004)	(2,827,908)	(3,936,226)	(1,825,993)	(2,741,502)	(4,203,630)	(25,185,909)	(15,826,838)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,129,988)	(19,662,215)	149,140,951	35,741,649	320,353,263	(15,315,026)	(13,547,337)	44,819,419

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,972,717)	31,789,775	155,113,009	69,550,690	243,756,959	36,358,768	(309,483,264)	302,310,348
NET ASSETS:
Beginning of period	251,961,779	220,172,004	191,319,337	121,768,647	257,560,243	221,201,475	1,067,576,912	765,266,564

End of period†	$210,989,062	$251,961,779	$346,432,346	$191,319,337	$501,317,202	$257,560,243	$758,093,648	$1,067,576,912

† Includes accumulated undistributed net investment income (loss)	$3,316,208	$2,484,503	$7,057,006	$3,921,915	$3,257,862	$2,727,191	$25,910,700	$24,838,257

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT SECURITIES FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,230,898	$5,513,840	$5,272,371	$4,946,257	$17,542,912	$15,427,752	$3,206,260	$2,622,302
Net realized gain (loss) on investments and foreign currencies	16,149,733	55,556,329	(5,140,424)	20,199,416	18,640,470	21,302,012	4,315,320	490,988
Net unrealized gain (loss) on investments and foreign currencies	(45,662,001)	16,856,569	(32,272,439)	44,077,728	(89,529,272)	66,504,787	3,979,705	624,131

Net increase (decrease) in net assets resulting from operations	(23,281,370)	77,926,738	(32,140,492)	69,223,401	(53,345,890)	103,234,551	11,501,285	3,737,421

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(6,181,361)	(16,597,111)	(5,488,185)	(4,402,588)	(22,147,238)	(15,053,864)	(2,700,933)	(3,564,524)
Net realized gain on securities	(20,286,032)	(3,335,070)	–	–	–	–	(1,094,307)	–

Total distributions to shareholders	(26,467,393)	(19,932,181)	(5,488,185)	(4,402,588)	(22,147,238)	(15,053,864)	(3,795,240)	(3,564,524)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	17,607,141	(20,901,235)	(13,324,387)	(32,731,268)	(31,122,617)	63,771,084	27,104,622	(14,107,974)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,141,622)	37,093,322	(50,953,064)	32,089,545	(106,615,745)	151,951,771	34,810,667	(13,935,077)
NET ASSETS:
Beginning of period	313,781,036	276,687,714	292,234,157	260,144,612	546,499,984	394,548,213	111,118,408	125,053,485

End of period†	$281,639,414	$313,781,036	$241,281,093	$292,234,157	$439,884,239	$546,499,984	$145,929,075	$111,118,408

† Includes accumulated undistributed net investment income (loss)	$2,908,407	$(2,172,445)	$4,918,227	$5,209,991	$22,763,623	$22,310,410	$3,565,129	$2,650,281

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND		INFLATION PROTECTED FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,753,454	$5,127,071	$763,126	$652,589	$(1,351,629)	$14,661	$11,885,395	$8,841,915
Net realized gain (loss) on investments and foreign currencies	44,728,947	92,344,631	2,823,543	7,079,621	20,017,078	13,652,789	659,929	2,095,230
Net unrealized gain (loss) on investments and foreign currencies	(60,371,740)	88,976,179	(8,390,232)	10,198,659	(4,654,959)	52,270,045	22,799,711	14,361,197

Net increase (decrease) in net assets resulting from operations	(9,889,339)	186,447,881	(4,803,563)	17,930,869	14,010,490	65,937,495	35,345,035	25,298,342

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,230,264)	(4,559,911)	(650,051)	(1,026,650)	(761,059)	–	(5,725,808)	(5,626,559)
Net realized gain on securities	–	–	–	–	(13,467,228)	–	–	–

Total distributions to shareholders	(5,230,264)	(4,559,911)	(650,051)	(1,026,650)	(14,228,287)	–	(5,725,808)	(5,626,559)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(19,387,819)	(38,245,637)	(4,603,647)	(5,391,896)	31,803,221	(7,084,090)	36,252,150	97,736,511

TOTAL INCREASE (DECREASE) IN NET ASSETS	(34,507,422)	143,642,333	(10,057,261)	11,512,323	31,585,424	58,853,405	65,871,377	117,408,294
NET ASSETS:
Beginning of period	800,022,486	656,380,153	91,114,296	79,601,973	229,068,973	170,215,568	347,946,500	230,538,206

End of period†	$765,515,064	$800,022,486	$81,057,035	$91,114,296	$260,654,397	$229,068,973	$413,817,877	$347,946,500

† Includes accumulated undistributed net investment income (loss)	$5,547,147	$4,835,942	$762,828	$644,033	$(646,131)	$71,134	$11,459,347	$5,529,260

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL EQUITIES FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND		LARGE CAP CORE FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$24,371,459	$23,177,250	$6,146,803	$5,450,749	$9,006,568	$8,518,720	$1,325,572	$1,185,814
Net realized gain (loss) on investments and foreign currencies	(57,322,931)	14,672,833	5,873,450	6,837,108	1,390,107	32,656,067	16,595,618	8,705,697
Net unrealized gain (loss) on investments and foreign currencies	(169,114,142)	196,033,529	(6,466,662)	7,410,859	(112,110,035)	120,323,490	(24,721,941)	30,025,034

Net increase (decrease) in net assets resulting from operations	(202,065,614)	233,883,612	5,553,591	19,698,716	(101,713,360)	161,498,277	(6,800,751)	39,916,545

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(27,470,184)	(21,806,627)	(7,282,500)	(7,384,808)	(8,989,593)	(7,823,021)	(1,184,950)	(1,344,726)
Net realized gain on securities	–	–	(2,195,429)	–	–	–	(4,344,944)	–

Total distributions to shareholders	(27,470,184)	(21,806,627)	(9,477,929)	(7,384,808)	(8,989,593)	(7,823,021)	(5,529,894)	(1,344,726)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(108,821,152)	32,280,461	10,109,079	29,063,386	(21,177,967)	(7,719,280)	(8,363,546)	(8,823,763)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(338,356,950)	244,357,446	6,184,741	41,377,294	(131,880,920)	145,955,976	(20,694,191)	29,748,056
NET ASSETS:
Beginning of period	1,028,196,880	783,839,434	189,309,325	147,932,031	617,719,790	471,763,814	145,975,276	116,227,220

End of period†	$689,839,930	$1,028,196,880	$195,494,066	$189,309,325	$485,838,870	$617,719,790	$125,281,085	$145,975,276

† Includes accumulated undistributed net investment income (loss)	$21,992,553	$23,688,492	$3,843,811	$3,384,417	$8,406,934	$8,427,983	$1,349,056	$1,192,945

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND		MID CAP STRATEGIC GROWTH FUND		MONEY MARKET I FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$722,327	$1,003,021	$24,714,377	$22,232,866	$274,630	$349,167	$44,510	$51,205
Net realized gain (loss) on investments and foreign currencies	29,548,687	45,651,594	96,217,514	123,248,272	12,970,769	33,241,876	182,267	(1,181)
Net unrealized gain (loss) on investments and foreign currencies	(56,269,234)	42,624,972	(297,348,077)	532,464,733	(55,576,227)	58,188,422	–	–

Net increase (decrease) in net assets resulting from operations	(25,998,220)	89,279,587	(176,416,186)	677,945,871	(42,330,828)	91,779,465	226,777	50,024

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,035,950)	(1,510,142)	(22,290,565)	(23,994,410)	(1,342,901)	(170,688)	(44,510)	(49,917)
Net realized gain on securities	–	–	(142,995,493)	–	–	–	–	–

Total distributions to shareholders	(1,035,950)	(1,510,142)	(165,286,058)	(23,994,410)	(1,342,901)	(170,688)	(44,510)	(49,917)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(31,971,616)	(32,524,355)	20,934,565	(19,360,540)	(51,529,773)	1,522,985	(65,137,961)	(67,715,711)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(59,005,786)	55,245,090	(320,767,679)	634,590,921	(95,203,502)	93,131,762	(64,955,694)	(67,715,604)
NET ASSETS:
Beginning of period	402,976,547	347,731,457	2,736,231,855	2,101,640,934	341,240,930	248,109,168	473,442,961	541,158,565

End of period†	$343,970,761	$402,976,547	$2,415,464,176	$2,736,231,855	$246,037,428	$341,240,930	$408,487,267	$473,442,961

† Includes accumulated undistributed net investment income (loss)	$738,383	$1,018,866	$25,280,137	$22,361,173	$56,178	$341,436	$1,134	$1,134

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND		SMALL CAP FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$837,967	$500,384	$(657,813)	$(1,711,180)	$(450,763)	$(516,630)	$77,718	$192,239
Net realized gain (loss) on investments and foreign currencies	4,246,335	19,620,399	67,060,291	156,171,141	1,831,189	9,881,623	26,581,858	25,052,548
Net unrealized gain (loss) on investments and foreign currencies	5,961,303	8,441,720	(152,413,612)	88,685,393	(11,932,888)	12,848,410	(55,248,972)	70,272,977

Net increase (decrease) in net assets resulting from operations	11,045,605	28,562,503	(86,011,134)	243,145,354	(10,552,462)	22,213,403	(28,589,396)	95,517,764

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(518,467)	(280,420)	–	(20,804)	–	–	(414,586)	(532,422)
Net realized gain on securities	(16,828,508)	–	–	–	(5,225,815)	–	–	–

Total distributions to shareholders	(17,346,975)	(280,420)	–	(20,804)	(5,225,815)	–	(414,586)	(532,422)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	42,123,996	(3,824,815)	(88,788,668)	(64,303,894)	(3,323,448)	(17,598,157)	(29,421,443)	(24,202,691)

TOTAL INCREASE (DECREASE) IN NET ASSETS	35,822,626	24,457,268	(174,799,802)	178,820,656	(19,101,725)	4,615,246	(58,425,425)	70,782,651
NET ASSETS:
Beginning of period	127,159,971	102,702,703	888,917,907	710,097,251	91,325,988	86,710,742	357,570,680	286,788,029

End of period†	$162,982,597	$127,159,971	$714,118,105	$888,917,907	$72,224,263	$91,325,988	$299,145,255	$357,570,680

† Includes accumulated undistributed net investment income (loss)	$843,206	$509,103	$(44,496)	$232,642	$(223,035)	$(3,039)	$(216,297)	$(6,336)

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,632,370	$8,209,617	$1,171,834	$1,414,327	$(526,382)	$(634,749)
Net realized gain (loss) on investments and foreign currencies	46,423,008	13,949,563	9,124,997	16,742,114	5,784,431	24,992,987
Net unrealized gain (loss) on investments and foreign currencies	(144,026,373)	205,108,020	(24,792,472)	22,304,486	(17,492,147)	9,678,253

Net increase (decrease) in net assets resulting from operations	(86,970,995)	227,267,200	(14,495,641)	40,460,927	(12,234,098)	34,036,491

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(8,534,509)	(7,454,783)	(1,538,947)	(1,370,590)	–	(719)
Net realized gain on securities	–	–	–	–	–	–

Total distributions to shareholders	(8,534,509)	(7,454,783)	(1,538,947)	(1,370,590)	–	(719)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(77,302,891)	(50,238,624)	(30,539,922)	(20,260,747)	(7,667,640)	(8,321,449)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(172,808,395)	169,573,793	(46,574,510)	18,829,590	(19,901,738)	25,714,323
NET ASSETS:
Beginning of period	978,591,979	809,018,186	227,950,519	209,120,929	121,033,362	95,319,039

End of period†	$805,783,584	$978,591,979	$181,376,009	$227,950,519	$101,131,624	$121,033,362

† Includes accumulated undistributed net investment income (loss)	$11,209,728	$8,861,548	$1,292,802	$1,573,892	$(182,527)	$33,956

See Notes to Financial Statements

VALIC Company I

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011	For the Year Ended May 31, 2012	For the Year Ended May 31, 2011
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$61,249,255	$55,561,020	$2,205,562	$1,572,748
Net realized gain (loss) on investments and foreign currencies	62,069,102	172,249,100	(1,558,436)	23,062,372
Net unrealized gain (loss) on investments and foreign currencies	(155,772,163)	518,340,529	(9,970,410)	6,502,293

Net increase (decrease) in net assets resulting from operations	(32,453,806)	746,150,649	(9,323,284)	31,137,413

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(55,685,112)	(51,510,288)	(1,598,533)	(999,315)
Net realized gain on securities	(188,517,274)	(48,916,826)	–	–

Total distributions to shareholders	(244,202,386)	(100,427,114)	(1,598,533)	(999,315)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	118,714,383	(84,704,900)	(40,714,411)	(32,716,079)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,941,809)	561,018,635	(51,636,228)	(2,577,981)
NET ASSETS:
Beginning of period	3,551,607,396	2,990,588,761	152,456,630	155,034,611

End of period†	$3,393,665,587	$3,551,607,396	$100,820,402	$152,456,630

† Includes accumulated undistributed net investment income (loss)	$61,480,665	$55,407,970	$2,210,623	$1,597,417

See Notes to Financial Statements

VALIC Company I

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 33 separate mutual funds (the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund

Blue Chip Growth Fund

Broad Cap Value Income Fund

Capital Conservation Fund

Core Equity Fund

Dividend Value Fund

Emerging Economies Fund*

Foreign Value Fund

Global Real Estate Fund

Global Social Awareness Fund

Global Strategy Fund

Government Securities Fund

Growth Fund

Growth & Income Fund

Health Sciences Fund

Inflation Protected Fund

International Equities Fund

International Government Bond Fund

International Growth Fund*

Large Cap Core Fund

Large Capital Growth Fund

Mid Cap Index Fund

Mid Cap Strategic Growth Fund

Money Market I Fund

Nasdaq-100® Index Fund

Science & Technology Fund

Small Cap Aggressive Growth Fund

Small Cap Fund

Small Cap Index Fund

Small Cap Special Values Fund

Small-Mid Growth Fund

Stock Index Fund

Value Fund

*	On October 1, 2011, the name of the Global Equity Fund was changed to Emerging Economies and the name of the International Growth I Fund was changed to International Growth Fund.

Each Fund is diversified with the exception of International Government Bond Fund, Nasdaq-100® Index Fund, and Inflation Protected Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges for which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities and foreign equity futures contracts, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade. Options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward Foreign Currency Contracts (“Forward Contracts”) are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market I Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, the Series’ Board of Directors (the “Board” or the “Directors”) has adopted procedures intended to stabilize the Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of May 31, 2012 are reported on a schedule following the Portfolio of Investments.

Derivative Instruments

The following tables represent the value of derivatives held as of May 31, 2012, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending May 31, 2012:

	Asset Allocation Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Interest rate contracts(2)(4)	Variation margin on futures contracts	$5,391	Variation margin on futures contracts	$—
Equity contracts(3)(4)	Variation margin on futures contracts	(630)	Variation margin on futures contracts	—

		$4,761		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Interest rate contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$34,954	$26,298
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	366,953	(25,058)

		$401,907	$1,240

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for interest rate futures contracts was $1,063,421

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(3)	The average value outstanding for equity futures contracts was $2,291,911
(4)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $107,400 as reported in the Portfolio of Investments.

Emerging Economies Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(894,287)	$131,002
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	(109,241)	—

		$(1,003,528)	$131,002

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average notional amount outstanding for forward foreign currency contracts was $23,955,378
(3)	During the period, the average value outstanding for equity futures contracts was $968,291.

	Global Social Awareness Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$3,570	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$398,201	$(805,824)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(297,855) as reported in the Portfolio of Investments.
(3)	During the period, the average value outstanding for equity futures contracts was $8,143,173

	Global Strategy Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$5,010,473	Unrealized depreciation on forward foreign currency contracts	$4,258,046

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$3,292,383	$(274,726)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	During the period, the average notional amount outstanding for forward foreign currency contracts was $167,812,433.

Growth Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$—	Unrealized depreciation on forward foreign currency contracts	$—
Equity contracts(3)	Variation margin on futures contracts	—	Variation margin on futures contracts	—

		$—		$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(18,572)	$20,215
Equity contracts(3)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	196,271	—

		$177,699	$20,215

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average notional amount outstanding for forward foreign currency contracts was $8,264.
(3)	During the period, the average value outstanding for equity futures contracts was $549,675.

	Health Sciences Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)(5)	Call and put options written, at value	$—	Call and put options written, at value	$3,638,273
	Call and put options purchased, at value	52,003	Call and put options purchased, at value	—

		$52,003		$3,638,273

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)(4)(6)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$1,535,414	$(1,087,269)
	Net realized gain (loss) on purchased options/Change in unrealized appreciation (depreciation) on purchased options	(117,627)	402

		$1,417,787	$(1,086,867)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for written options equity contracts was $4,041,182
(3)	During the period, the average value outstanding for purchased options equity contracts was $33,021
(4)	The options purchased are included in net realized gain (loss) on investments (unaffiliated) line of the Statement of Operations
(5)	Purchased options contracts are included in investments securities, at value (unaffiliated) line of the Statement of Assets and Liabilities
(6)	The change in unrealized appreciation (depreciation) on purchased options contracts is included in change in unrealized appreciation (depreciation) on investments (unaffiliated)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	International Equities Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$67,288	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(376,941)	$(2,955,963)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $32,412,853
(3)	During the period, the variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,423,862) as reported in the Portfolio of Investments.

	International Government Bond Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Foreign exchange contracts(2)	Unrealized appreciation on forward foreign currency contracts	$368,559	Unrealized depreciation on forward foreign currency contracts	$50,437

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Foreign exchange contracts(2)	Net realized foreign exchange gain (loss) on other assets and liabilities/Change in unrealized foreign exchange gain (loss) on other assets and liabilities	$(147,888)	$343,401

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average notional amount outstanding for forward foreign currency contracts was $4,574,042

	Mid Cap Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$3,770	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(1,478,205)	$(1,999,235)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $28,087,927
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(2,176,631) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Nasdaq-100® Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$—	Variation margin on futures contracts	$22,248

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$973,594	$(597,614)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $6,010,873
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(571,498) as reported in the Portfolio of Investments.

	Small Cap Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$51,300	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$(1,849,718)	$(1,894,991)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $20,607,908
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(1,595,836) as reported in the Portfolio of Investments.

	Stock Index Fund
	Asset Derivatives 2012		Liability Derivatives 2012
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Equity contracts(2)(3)	Variation margin on futures contracts	$26,040	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)	Net realized gain (loss) on futures contracts and written options contracts/Change in unrealized appreciation (depreciation) on futures contracts and written options contracts	$5,848,757	$(3,373,356)

(1)	The Fund’s derivative contracts held during the period ended May 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	During the period, the average value outstanding for equity futures contracts was $39,343,953
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(3,082,190) as reported in the Portfolio of Investments.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations, to manage and/or gain exposure to certain foreign currencies or to enhance return. During the year ended May 31, 2012, the Emerging Economies Fund used Forward Currency Contracts to hedge portfolio exposure to benchmark currency allocations and enhance returns. The Growth Fund and International Government Bond Fund used Forward Foreign Currency Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. The Global Strategy Fund used Forward Contracts to protect securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. As of May 31, 2012, the following Funds had open forward contracts: Global Strategy Fund and International Government Bond Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, to manage duration and yield curve positioning, or to enhance income or total return. During the year ended May 31, 2012, the Asset Allocation Fund, Emerging Economies Fund, Global Social Awareness Fund, Growth Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, used futures contracts to increase exposure to equity or bond markets. As of May 31, 2012, the following Funds had open futures contracts: Asset Allocation Fund, Global Social Awareness Fund, International Equities Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments, known as “Variation Margin” are made or received by the Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Funds since the futures contracts are generally exchange-traded.

Options. Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the year ended May 31, 2012, the Health Sciences Fund used options contracts to facilitate trading, increase market exposure, generate income and seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of May 31, 2012, the Health Sciences Fund had open option contracts, which are reported on a schedule following the Fund’s Portfolio of Investments.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the year ended May 31, 2012 are summarized as follows:

	Written Options
	Health Sciences
	Number of Contracts	Premiums Received
Options Outstanding as of May 31, 2011	7,507	$4,663,729
Options Written	11,390	6,087,399
Options terminated in closing purchase transactions	(6,028)	(3,685,106)
Options exercised	(1,178)	(901,963)
Options expired	(5,436)	(2,400,251)

Options Outstanding as of May 31, 2012	6,255	$3,763,808

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation indexed bonds will be directly correlated to changes in nominal interest rates, and short term increases in inflation may lead to a decline in their value. Coupon payments received from inflation indexed bonds are recorded in the statement of operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”) guidance, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of May 31, 2012, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Dividend Value	0.53%	$1,957,000
Government Securities	3.41%	12,558,000
Growth & Income	1.84%	6,775,000
Large Capital Growth	2.64%	9,725,000
Mid Cap Index	8.55%	31,454,000
Nasdaq-100® Index	2.14%	7,864,000
Small Cap Index	5.72%	21,049,000
Stock Index	11.15%	41,006,000

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated May 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $367,867,000, a repurchase price of $367,867,102, and a maturity date of June 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.63%	02/29/16	$60,765,000	$65,892,047
U.S. Treasury Notes	3.13%	04/30/17	37,570,000	42,026,140
U.S. Treasury Notes	2.00%	01/31/16	50,000,000	53,066,800
U.S. Treasury Notes	1.50%	07/31/16	10,795,000	11,261,225
U.S. Treasury Notes	0.88%	12/31/16	200,000,000	202,980,800

As of May 31, 2012, the following fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
Money Market I	35.75%	$89,375,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated May 31, 2012, bearing interest at a rate of 0.18% per annum, with a principal amount of $250,000,000, a repurchase price of $250,001,250 and a maturity date of June 1, 2012. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	1.38%	01/15/20	$105,411,200	$131,500,472
U.S. Treasury Inflation Index Notes	1.25%	07/15/20	100,000,000	123,500,000

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid, changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

Investment Securities Loaned: To realize additional income, a Fund, except for the Money Market I Fund, may lend portfolio securities with a value of up to 33 1/3% of its total assets. Any such loans will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, letters of credit, or other collateral as deemed appropriate. The Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the Custodian to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. The risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by the Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Distributions received from Real Estate Investment Trusts (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any capital gains on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2008.

Mortgage-Backed Dollar Rolls: During the year ended May 31, 2012, the Government Securities Fund entered into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Fund’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. As of May 31, 2012, none of the Funds had TBA Rolls outstanding. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed the transaction costs. For the year ended May 31, 2012, the Government Securities Fund had realized gains (losses) from mortgage-backed dollar rolls of $351,563.

New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03, “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, an indirect wholly owned subsidiary of AIG, serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

VALIC receives from VC I a monthly fee based on each fund’s average daily net asset value at the following annual rates.

International Equities Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Core Equity Fund	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Money Market I Fund	0.40%
Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
Foreign Value Fund	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each Fund’s average net assets through September 30, 2012. For the purposes of the waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses.

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Core Equity	0.80%
Dividend Value	0.82%
Global Real Estate	0.95%
Government Securities	0.67%
Growth	0.81%
Growth & Income	0.85%
Inflation Protected	0.65%
International Growth	1.01%
Large Cap Core	0.85%
Large Capital Growth	0.80%
Mid Cap Strategic Growth	0.85%
Money Market I	0.55%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Small Cap Special Values	0.90%
Small-Mid Growth	1.00%
Value	0.85%

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

For the year ended May 31, 2012, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Blue Chip Growth	$59,340
Broad Cap Value Income	56,818
Core Equity	318,763
Dividend Value	181,897
Government Securities	21,696
Growth	238,249
Growth & Income	103,544
International Growth	539,195
Large Cap Core	56,218
Mid Cap Strategic Growth	32,684
Nasdaq-100® Index	88,558
Small Cap Aggressive Growth	80,072
Small Cap	374,630
Small Cap Special Values	56,061
Small-Mid Growth	59,649
Value	136,781

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Money Market I Fund will be able to avoid a negative yield. For the year ended May 31, 2012, VALIC voluntarily waived $1,525,560 of expenses for the Money Market I Fund.

VALIC has entered into sub-advisory agreements with the following:

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund and a portion of the International Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Century Capital Management, LLC (“Century Capital”)—subadviser for a portion of the Small-Mid Growth Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)#—subadviser for the Large Cap Core Fund.

Dreman Value Management, LLC—subadviser for a portion of the Small Cap Special Values Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Large Capital Growth Fund, a portion of the International Growth Fund, a portion of the Global Real Estate Fund, and a portion of the Small Cap Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)*@—subadviser for the Emerging Economies Fund and a portion of the Government Securities Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for a portion of the International Growth Fund.

Morgan Stanley Investment Management, Inc.—subadviser for a portion of the Mid Cap Strategic Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Global Social Awareness Fund, Inflation Protected Fund, International Equities Fund, and International Government Bond Fund.

RCM Capital Management, LLC (“RCM”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

RS Investment Management Co. LLC (“RS Investments”)†—subadviser for the Small Cap Aggressive Growth Fund

SunAmerica Asset Management Corp. (“SunAmerica”)—subadviser for the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, a portion of the Government Securities Fund and a portion of the Large Capital Growth Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Global Advisors, Ltd.—subadviser for the Foreign Value Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Wellington Management Company, LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management, Inc.—subadviser for a portion of the Small-Mid Growth Fund and a portion of the Small Cap Special Values Fund.

†	Effective August 22, 2011, RS Investments replaced Wells Capital Management, Inc. as subadviser of the Small Cap Aggressive Growth Fund.
*	Effective October 1, 2011, JPMIM replaced BlackRock as subadviser for the Emerging Economies Fund.
@	Effective November 14, 2011, JPMIM became a subadviser for a portion of the Government Securities Fund.
#	Effective November 14, 2011, Columbia replaced Wells Capital Management, Inc. as subadviser for the Large Cap Core Fund.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

The subadvisers are compensated for their services by VALIC.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the year ended May 31, 2012, VC I expensed $11,326,153 for accounting and administrative services.

VC I, on behalf of each Fund has entered into a Transfer Agency and Services Agreement with VALIC. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between the Series and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. For the year ended May 31, 2012, the Series expensed $109,662 in transfer agency and services fees.

On January 23, 2001, the Board of Directors ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different investment options that are specified in the plan as selected by the directors. For the year ended May 31, 2012, certain directors of VC I have deferred $22,815 of director compensation.

On January 23, 2001, the Board of Directors approved a retirement plan for its independent directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VALIC Company II are responsible for the payment of the retirement benefits, as well as all expenses of administration of the plan. Generally, benefits vested under the Retirement Plan are payable for a ten-year period. In the event of a Director’s death prior to complete distribution of benefits, the Director’s beneficiary or estate will be entitled to receive installments or a discounted lump-sum payment of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. The freeze of future accruals does not apply to Directors that have commenced receiving benefits under the retirement plan on or before December 31, 2008. On May 24, 2010, VC I made lump-sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the Retirement Plan liability are included in the payable for Directors’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan expenses are included in the Directors’ fees and expenses line on the Statement of Operations:

Fund	Retirement Plan Liability as of May 31, 2012	Retirement Plan Expense	Retirement Plan Payments
		For the year ended May 31, 2012
Asset Allocation	$—	$—	$200
Blue Chip Growth	—	—	—
Broad Cap Value Income	—	—	—
Capital Conservation	—	—	193
Core Equity	—	—	355
Dividend Value	—	—	—
Emerging Economies	—	—	—
Foreign Value	—	—	—
Global Real Estate	—	—	—
Global Social Awareness	—	—	426
Global Strategy	—	—	—
Government Securities	—	—	206
Growth	—	—	—
Growth & Income	—	—	129
Health Sciences	—	—	—
Inflation Protected	—	—	—
International Equities	—	—	1,344
International Government Bond	—	—	245
International Growth	—	—	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	3,187
Mid Cap Strategic Growth	—	—	—
Money Market I	—	—	951
Nasdaq-100® Index	—	—	—
Science & Technology	—	—	1,091
Small Cap Aggressive Growth	—	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Retirement Plan Liability as of May 31, 2012	Retirement Plan Expense	Retirement Plan Payments
For the year ended May 31, 2012
Small Cap	$—	$—	$—
Small Cap Index	—	—	1,208
Small Cap Special Values	—	—	—
Small-Mid Growth	—	—	—
Stock Index	—	—	4,765
Value	—	—	—

At May 31, 2012, VALIC and American General Life Insurance Company (“AGL”), through their insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC	AGL
Asset Allocation	100.00%	—
Blue Chip Growth	99.97%	*
Broad Cap Value Income	100.00%	—
Capital Conservation	100.00%	—
Core Equity	100.00%	—
Dividend Value	99.99%	*
Emerging Economies	100.00%	—
Foreign Value	100.00%	—
Global Real Estate	100.00%	—
Global Social Awareness	100.00%	—
Global Strategy	100.00%	—
Government Securities	97.99%	*
Growth	100.00%	—
Growth & Income	96.62%	—
Health Sciences	99.96%	*
Inflation Protected	100.00%	—
International Equities	99.43%	*
International Government Bond	100.00%	—
International Growth	100.00%	—
Large Cap Core	100.00%	—
Large Capital Growth	100.00%	—
Mid Cap Index	99.27%	*
Mid Cap Strategic Growth	100.00%	—
Money Market I	92.51%	6.52%
Nasdaq-100® Index	97.62%	*
Science & Technology	99.80%	*
Small Cap Aggressive Growth	100.00%	—
Small Cap	100.00%	—
Small Cap Index	98.94%	*
Small Cap Special Values	100.00%	—
Small-Mid Growth	100.00%	—
Stock Index	97.19%	*
Value	100.00%	—

*	Less than 5% ownership.

As disclosed in the Portfolio of Investments, certain funds own securities issued by AIG or an affiliate thereof. During the year ended May 31, 2012, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Market Value at 05/31/11	Purchases	Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 05/31/12
Stock Index	American International Group, Inc. Common Stock	$—	$3,562,500	$1,750,356	$76,467	$(1,505,981)	$1,530,746	$5,261,154
	American International Group, Inc. Warrants	—	9	—	7	(10)	8	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

During the year, the following funds incurred brokerage commissions with brokers which are affiliates of a sub-adviser:

Affiliated Broker	Emerging Economies Fund	Global Real Estate Fund	International Growth Fund	Mid Cap Strategic Fund
Goldman Sachs International	$—	$213	$—	$—
CIBC World Markets Corp.	—	—	72	—
J.P.Morgan Chase Bank NA	3,593	—	—	—
J.P. Morgan Clearing Corp.	331	—	—	—
Morgan Stanley Co., Inc.	—	—	—	1,352

On August 16, 2011, SunAmerica, the subadviser to the Government Securities Fund, purchased $10,000,000 par value of the foreign security Temasek Financial I, Ltd, 4.50%, due 09/21/2015, causing the Fund to exceed its 20% limit on investments in high quality foreign securities. On August 25, 2011, the Fund reduced its high quality foreign investment exposure to below 20% by selling $6,000,000 par value of Province of Ontario 2.30%, due 05/10/2016. The over purchase of Temasek Financial I, Ltd., 4.50%, due 09/21/2015 resulted in a loss to the Fund of $59,141, which was reimbursed by SunAmerica.

From September 2010 through June 2011, Century Capital Management LLC, a subadviser to a portion of the Small-Mid Growth Fund, periodically placed trades that were affected by inaccurate weightings in its trading system. On June 6, 2011, securities were bought and sold to correct the weightings, resulting in a net loss of $334,751 to the Fund, which was reimbursed by Century Capital Management LLC.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market I Fund, VALIC made capital contributions to the Money Market I Fund in the amount of $173,000 and $0 for the periods ended May 31, 2012 and May 31, 2011, respectively.

As of the date of this report, the United States Department of the Treasury (“Department of the Treasury”) owned a majority of outstanding shares of common stock of American International Group, Inc. (“AIG”), the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to the Growth & Income Fund, Money Market I Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, and a portion of the Dividend Value Fund, Government Securities Fund and Large Capital Growth Fund and the Funds’, administrator. AIG has stated that it understands that, subject to market conditions, the Department of the Treasury intends to dispose of its ownership interest in AIG over time, and that AIG has granted certain registration rights to the Department of the Treasury to facilitate such sales.

Note 4 — Purchases and Sales of Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended May 31, 2012 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$134,785,313	$133,400,091	$23,864,892	$21,105,221
Blue Chip Growth	101,179,771	152,092,150	—	—
Broad Cap Value Income	6,680,495	4,753,841	—	—
Capital Conservation	174,803,354	169,864,992	138,844,005	64,969,208
Core Equity	180,350,451	196,284,983	—	—
Dividend Value	183,324,250	31,112,794	—	—
Emerging Economies	677,615,610	360,712,343	—	—
Foreign Value	230,380,637	223,205,259	—	—
Global Real Estate	244,325,834	243,142,007	—	—
Global Social Awareness	265,490,234	275,274,729	—	—
Global Strategy	125,785,798	139,531,243	—	—
Government Securities	47,891,217	24,542,081	245,224,538	263,477,460
Growth	650,894,395	669,321,360	—	—
Growth & Income	181,213,294	193,694,531	—	—
Health Sciences	69,577,370	47,122,769	—	—
Inflation Protected	161,596,085	140,089,389	58,678,955	45,745,159
International Equities	837,779,565	956,342,922	—	—
International Government Bond	206,058,476	207,829,563	39,502,268	35,739,697
International Growth	271,935,606	293,826,836	—	—
Large Cap Core	133,241,204	137,360,527	—	—
Large Capital Growth	612,199,409	651,698,282	—	—
Mid Cap Index	273,306,058	303,254,587	—	—
Mid Cap Strategic Growth	172,188,547	227,544,061	—	—
Nasdaq-100® Index	37,694,992	16,880,291	—	—
Science & Technology	855,431,220	949,399,630	—	—
Small Cap Aggressive Growth	126,565,150	136,717,416	—	—
Small Cap	120,644,558	145,580,000	—	—
Small Cap Index	116,934,735	146,015,792	—	—
Small Cap Special Values	112,885,379	142,332,476	—	—
Small-Mid Growth	126,825,589	145,028,999	—	—
Stock Index	99,965,764	175,773,497	—	—
Value	15,861,902	54,694,360	—	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October loss deferrals, late year ordinary loss deferrals, investments in passive foreign investment companies, deferred compensation payments, foreign tax payables, investments in regulated investment companies, investments in partnerships, treatment of defaulted securities and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at May 31, 2012.

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asset Allocation	$140,112,125	$9,783,572	$(5,535,914)	$4,247,658
Blue Chip Growth	315,316,693	119,478,261	(6,615,223)	112,863,038
Broad Cap Value Income	26,948,355	3,471,116	(1,910,843)	1,560,273
Capital Conservation	231,789,049	8,876,376	(431,908)	8,444,468
Core Equity	241,615,185	19,061,744	(18,976,570)	85,174
Dividend Value	318,661,507	37,471,284	(8,598,134)	28,873,150
Emerging Economies	541,794,436	19,608,191	(45,985,923)	(26,377,732)
Foreign Value	1,013,812,645	54,271,929	(263,036,354)	(208,764,425)
Global Real Estate	277,627,533	21,040,906	(17,848,664)	3,192,242
Global Social Awareness	261,587,658	16,652,054	(30,134,018)	(13,481,964)
Global Strategy	495,189,523	29,337,170	(66,647,594)	(37,310,424)
Government Securities	137,358,942	7,872,672	(54,996)	7,817,676
Growth	767,417,963	104,255,822	(29,381,029)	74,874,793
Growth & Income	84,794,435	3,119,688	(5,417,107)	(2,297,419)
Health Sciences	211,518,985	71,378,018	(18,162,647)	53,215,371
Inflation Protected	368,991,104	45,525,613	(2,908,729)	42,616,884
International Equities	856,440,227	26,290,275	(138,422,923)	(112,132,648)
International Government Bond*	187,113,979	6,713,098	(4,505,245)	2,207,853
International Growth	541,442,587	37,650,187	(52,370,293)	(14,720,106)
Large Cap Core	123,298,188	12,785,437	(3,860,845)	8,924,592
Large Capital Growth	349,581,794	31,176,374	(20,212,340)	10,964,034
Mid Cap Index	2,583,488,826	457,874,910	(325,524,973)	132,349,937
Mid Cap Strategic Growth	281,783,630	33,920,144	(29,639,381)	4,280,763
Money Market I	417,498,854	—	—	—
Nasdaq-100 Index®	135,263,119	44,596,739	(9,079,506)	35,517,233
Science & Technology	792,469,881	75,853,653	(88,309,163)	(12,455,510)
Small Cap Aggressive Growth	74,050,498	9,114,880	(3,283,437)	5,831,443
Small Cap	317,450,421	62,337,466	(27,470,745)	34,866,721
Small Cap Index	937,314,081	172,026,489	(180,627,500)	(8,601,011)
Small Cap Special Values	221,210,096	17,363,574	(24,570,630)	(7,207,056)
Small-Mid Growth	109,304,604	13,612,353	(6,870,940)	6,741,413
Stock Index	2,976,500,288	1,076,687,137	(447,455,088)	629,232,049
Value	101,458,791	8,895,181	(9,658,634)	(763,453)

*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2011.

The tax basis distributable earnings at May 31, 2012 and the tax character of distributions paid during the year ended May 31, 2012 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2012
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$3,231,904	$651,012	$4,247,658	$3,429,852	$—
Blue Chip Growth	227,880	(11,047,851)	112,863,032	70,304	—
Broad Cap Value Income	209,946	(2,734,232)	1,560,273	463,566	—
Capital Conservation	5,163,741	(1,392,709)	8,444,468	4,938,152	—
Core Equity	3,334,616	(72,905,324)	85,174	2,494,004	—
Dividend Value	7,071,676	(33,800,907)	28,872,173	3,936,226	—
Emerging Economies	4,047,952	(125,795,654)	(26,719,968)	2,741,502	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2012
Fund	Ordinary Income	Long- term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Foreign Value	$26,994,235	$(92,552,087)	$(208,872,763)	$25,185,909	$—
Global Real Estate	5,610,988	10,219,178	3,189,544	9,971,969	16,495,424
Global Social Awareness	5,033,717	(155,144,454)	(13,506,416)	5,488,185	—
Global Strategy	26,419,646	(14,244,900)	(40,055,103)	22,147,238	—
Government Securities	3,929,133	401,219	7,817,676	3,795,240	—
Growth	5,680,809	(90,503,739)	74,871,176	5,230,264	—
Growth & Income	768,730	(23,086,833)	(2,297,419)	650,051	—
Health Sciences	449,757	18,069,278	53,185,666	4,686,128	9,542,159
Inflation Protected	10,988,282	(1,232,111)	42,607,710	5,725,808	—
International Equities	23,118,146	(191,118,703)	(112,631,634)	27,470,184	—
International Government Bond*	7,282,500	2,195,429	3,560,348	7,282,500	2,195,429
International Growth	8,754,391	(64,526,280)	(14,804,595)	8,989,593	—
Large Cap Core	2,083,183	15,328,155	8,924,592	1,184,950	4,344,944
Large Capital Growth	741,444	28,419,799	10,965,361	1,035,950	—
Mid Cap Index	25,136,643	87,738,369	132,349,937	29,978,644	135,307,414
Mid Cap Strategic Growth	—	5,860,139	4,276,957	1,342,901	—
Money Market I	8,268	(659,507)	—	44,510	—
Nasdaq-100 Index®	908,095	4,265,002	35,517,233	518,467	16,828,508
Science & Technology	—	(114,724,083)	(12,445,800)	—	—
Small Cap Aggressive Growth	1,041,533	—	5,831,443	—	5,225,815
Small Cap	199,056	(14,051,285)	34,866,721	414,586	—
Small Cap Index	10,836,193	(432,798)	(8,601,071)	8,534,509	—
Small Cap Special Values	1,209,966	(32,647,595)	(7,207,056)	1,538,947	—
Small-Mid Growth	—	(1,378,922)	6,741,413	—	—
Stock Index	62,358,482	53,660,339	629,232,049	59,354,862	184,847,524
Value	2,211,912	(54,753,674)	(763,453)	1,598,533	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2011.

@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended May 31, 2011 were as follows:

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$2,715,898	$—
Blue Chip Growth	164,917	—
Broad Cap Value Income	389,897	—
Capital Conservation	4,468,964	—
Core Equity	2,827,908	—
Dividend Value	1,825,993	—
Emerging Economies	4,203,630	—
Foreign Value	15,826,838	—
Global Real Estate	16,597,111	3,335,070
Global Social Awareness	4,402,588	—
Global Strategy	15,053,864	—
Government Securities	3,564,524	—
Growth	4,559,911	—
Growth & Income	1,026,650	—
Health Sciences	—	—
Inflation Protected	5,626,559	—
International Equities	21,806,627	—
International Government Bond	7,384,808	—
International Growth	7,823,021	—
Large Cap Core	1,344,726	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Tax Distributions
	Ordinary Income	Long-Term Capital Gains
Large Capital Growth	$1,510,142	$—
Mid Cap Index	23,994,410	—
Mid Cap Strategic Growth	170,688	—
Money Market I	49,917	—
Nasdaq-100 Index®	280,420	—
Science & Technology	20,804	—
Small Cap Aggressive Growth	—	—
Small Cap	532,422	—
Small Cap Index	7,454,783	—
Small Cap Special Values	1,370,590	—
Small-Mid Growth	719	—
Stock Index	57,526,788	42,900,326
Value	999,315	—

As of May 31, 2012, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

	Capital Loss Carryforward			Unlimited
Fund	2017	2018	2019	ST	LT
Asset Allocation	$—	$—	$—	$—	$—
Blue Chip Growth	—	11,047,851	—	—	—
Broad Cap Value Income	953,767	1,775,201	—	5,264	—
Capital Conservation	1,392,709	—	—	—	—
Core Equity	24,335,917	48,569,407	—	—	—
Dividend Value	6,880,654	21,908,895	5,011,358	—	—
Emerging Economies	26,872,567	71,874,688	—	27,048,399	—
Foreign Value	—	92,552,087	—	—	—
Global Real Estate	—	—	—	—	—
Global Social Awareness	47,411,740	101,716,217	—	5,347,792	668,705
Global Strategy	—	14,244,900	—	—	—
Government Securities	—	—	—	—	—
Growth	—	90,503,739	—	—	—
Growth & Income	4,609,953	18,476,880	—	—	—
Health Sciences	—	—	—	—	—
Inflation Protected	—	1,232,111	—	—	—
International Equities	36,713,038	128,172,760	—	12,304,080	13,928,825
International Government Bond	—	—	—	—	—
International Growth	4,556,037	59,970,243	—	—	—
Large Cap Core	—	—	—	—	—
Large Capital Growth	—	—	—	—	—
Mid Cap Index	—	—	—	—	—
Mid Cap Strategic Growth	—	—	—	—	—
Money Market I	659,507	—	—	—	—
Nasdaq-100 Index®	—	—	—	—	—
Science & Technology	38,732,224	75,991,859	—	—	—
Small Cap Aggressive Growth	—	—	—	—	—
Small Cap	—	14,051,285	—	—	—
Small Cap Index	—	432,798	—	—	—
Small Cap Special Values	—	32,647,595	—	—	—
Small-Mid Growth	—	1,378,922	—	—	—
Stock Index	—	—	—	—	—
Value	4,825,365	48,597,058	—	1,331,251	—

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carryforwards expired during the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Asset Allocation	$3,643,724	$—
Blue Chip Growth	24,439,242	—
Broad Cap Value Income	—	—
Capital Conservation	2,159,297	—
Core Equity	8,490,525	24,148,965
Dividend Value	2,469,276	—
Emerging Economies	—	—
Foreign Value	9,751,101	—
Global Real Estate	—	—
Global Social Awareness	—	—
Global Strategy	11,874,623	—
Government Securities	—	—
Growth	41,759,217	—
Growth & Income	3,120,013	—
Health Sciences	—	—
Inflation Protected	2,344,277	—
International Equities	—	—
International Government Bond*	1,822,287	—
International Growth	9,226,923	—
Large Cap Core	—	—
Large Capital Growth	1,980,626	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	9,036,660	—
Money Market I	180,985	—
Nasdaq-100 Index®	—	—
Science & Technology	69,099,551	102,865,337
Small Cap Aggressive Growth	—	—
Small Cap	26,192,550	—
Small Cap Index	45,043,072	—
Small Cap Special Values	8,279,712	—
Small-Mid Growth	8,464,078	—
Stock Index	—	—
Value	—	—

*	The Capital Loss Carryforward utilized for International Government Bond Fund are for the 12 months ended, September 30, 2011.

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2012, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$—	$—	$—
Blue Chip Growth	52,781	4,482,855	—
Broad Cap Value Income	—	17,779	—
Capital Conservation	—	—	191,338
Core Equity	—	—	—
Dividend Value	—	609,555	—
Emerging Economies	—	—	66,888
Foreign Value	—	—	—
Global Real Estate	—	1,491,853	—
Global Social Awareness	—	403,266	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Global Strategy	$—	$—	$—
Government Securities	—	—	—
Growth	—	—	—
Growth & Income	—	—	—
Health Sciences	258,009	—	—
Inflation Protected	—	—	1,454,848
International Equities	—	9,806,716	27,529,724
International Government Bond	—	—	—
International Growth	—	7,582,878	—
Large Cap Core	—	—	—
Large Capital Growth	—	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	—	460,559	—
Money Market I	—	—	—
Nasdaq-100 Index®	—	—	—
Science & Technology	212,697	871,149	—
Small Cap Aggressive Growth	222,549	—	—
Small Cap	109,599	—	—
Small Cap Index	—	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	206,554	3,063,175	—
Stock Index	—	—	—
Value	—	717,598	—

For the year ended May 31, 2012, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, investments in partnerships, litigation, expiring capital loss carryforwards, principal paydown adjustments, disposition of passive foreign investment companies securities, and foreign currency transactions to the components of net assets as follows:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Asset Allocation	$213,742	$(213,742)	$—
Blue Chip Growth	49,371	(48,373)	(998)
Broad Cap Value Income	—	—	—
Capital Conservation	429,888	(429,888)	—
Core Equity	21,833	24,127,132	(24,148,965)
Dividend Value	(19,497)	19,497	—
Emerging Economies	(1,789,659)	1,789,659	—
Foreign Value	(125,025)	125,025	—
Global Real Estate	5,031,315	(5,031,315)	—
Global Social Awareness	(75,950)	75,950	—
Global Strategy	5,057,539	(6,990,020)	1,932,481
Government Securities	409,521	(409,521)	—
Growth	188,015	(184,922)	(3,093)
Growth & Income	5,720	(5,721)	1
Health Sciences	1,395,423	(1,395,423)	—
Inflation Protected	(229,500)	229,500	—
International Equities	1,402,786	(1,402,786)	—
International Government Bond	1,595,091	(1,595,091)	—
International Growth	(38,024)	39,690	(1,666)
Large Cap Core	15,489	(15,489)	—
Large Capital Growth	33,140	(33,140)	—
Mid Cap Index	495,152	(495,152)	—
Mid Cap Strategic Growth	783,013	(73,961)	(709,052)
Money Market I	—	—	—
Nasdaq-100 Index®	14,603	(14,603)	—

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Science & Technology	$380,675	$102,628,201	$(103,008,876)
Small Cap Aggressive Growth	230,767	(231,008)	241
Small Cap	126,907	(126,907)	—
Small Cap Index	250,319	(250,319)	—
Small Cap Special Values	86,023	(86,023)	—
Small-Mid Growth	309,899	(19,826)	(290,073)
Stock Index	508,552	(508,552)	—
Value	6,177	(6,177)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,793,063	$19,280,864	1,803,437	$18,537,203	2,928,226	$32,687,871	3,967,012	$40,911,994
Reinvested dividends	333,319	3,429,852	262,152	2,715,898	6,670	70,304	15,842	164,917
Shares redeemed	(1,953,250)	(20,884,399)	(2,487,715)	(25,308,366)	(7,852,611)	(85,522,534)	(12,729,006)	(121,216,770)

Net increase (decrease)	173,132	$1,826,317	(422,126)	$(4,055,265)	(4,917,715)	$(52,764,359)	(8,746,152)	$(80,139,859)

	Broad Cap Value Income				Capital Conservation
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	984,920	$9,911,785	679,149	$6,608,810	10,530,972	$104,358,898	3,623,815	$34,775,098
Reinvested dividends	47,545	463,566	40,488	389,897	508,564	4,938,152	476,944	4,468,964
Shares redeemed	(899,902)	(8,892,467)	(348,546)	(3,302,769)	(2,590,038)	(25,678,679)	(3,372,395)	(32,433,171)

Net increase (decrease)	132,563	$1,482,884	371,091	$3,695,938	8,449,498	$83,618,371	728,364	$6,810,891

	Core Equity				Dividend Value
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	783,239	$9,276,442	539,407	$6,343,213	19,013,046	$171,408,462	6,346,030	$53,675,216
Reinvested dividends	208,878	2,494,004	234,876	2,827,908	434,942	3,936,226	215,329	1,825,993
Shares redeemed	(2,534,819)	(30,900,434)	(2,476,456)	(28,833,336)	(2,896,208)	(26,203,737)	(2,352,299)	(19,759,560)

Net increase (decrease)	(1,542,702)	$(19,129,988)	(1,702,173)	$(19,662,215)	16,551,780	$149,140,951	4,209,060	$35,741,649

	Emerging Economies				Foreign Value
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	44,884,216	$354,281,859	1,972,015	$15,218,930	12,046,042	$101,709,220	15,818,648	$133,779,124
Reinvested dividends	387,218	2,741,502	522,190	4,203,630	3,237,263	25,185,909	1,743,044	15,826,838
Shares redeemed	(4,798,204)	(36,670,098)	(4,459,765)	(34,737,586)	(16,285,380)	(140,442,466)	(11,551,550)	(104,786,543)

Net increase (decrease)	40,473,230	$320,353,263	(1,965,560)	$(15,315,026)	(1,002,075)	$(13,547,337)	6,010,142	$44,819,419

	Global Real Estate				Global Social Awareness
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,248,997	$40,268,627	4,708,438	$39,510,559	1,545,931	$22,390,918	1,591,521	$21,923,931
Reinvested dividends	3,863,853	26,467,393	2,488,412	19,932,181	406,532	5,488,185	302,583	4,402,588
Shares redeemed	(6,253,498)	(49,128,879)	(9,526,468)	(80,343,975)	(2,869,015)	(41,203,490)	(4,101,249)	(59,057,787)

Net increase (decrease)	2,859,352	$17,607,141	(2,329,618)	$(20,901,235)	(916,552)	$(13,324,387)	(2,207,145)	$(32,731,268)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Global Strategy				Government Securities
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,277,871	$26,000,749	7,819,489	$88,143,514	6,403,812	$70,713,320	1,246,712	$13,454,267
Reinvested dividends	2,119,353	22,147,238	1,357,427	15,053,864	345,022	3,795,240	345,400	3,564,524
Shares redeemed	(6,972,474)	(79,270,604)	(3,527,982)	(39,426,294)	(4,271,681)	(47,403,938)	(2,923,820)	(31,126,765)

Net increase (decrease)	(2,575,250)	$(31,122,617)	5,648,934	$63,771,084	2,477,153	$27,104,622	(1,331,708)	$(14,107,974)

	Growth				Growth & Income
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,361,781	$50,920,938	3,272,922	$35,934,644	671,111	$7,920,295	464,776	$5,430,704
Reinvested dividends	483,836	5,230,264	415,671	4,559,911	56,922	650,051	85,984	1,026,650
Shares redeemed	(6,735,708)	(75,539,021)	(7,568,638)	(78,740,192)	(1,109,888)	(13,173,993)	(1,030,236)	(11,849,250)

Net increase (decrease)	(1,890,091)	$(19,387,819)	(3,880,045)	$(38,245,637)	(381,855)	$(4,603,647)	(479,476)	$(5,391,896)

	Health Sciences				Inflation Protected
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,336,130	$39,730,119	1,708,528	$18,668,858	9,475,950	$107,955,418	11,885,599	$125,547,162
Reinvested dividends	1,318,655	14,228,287	—	—	505,813	5,725,808	543,629	5,626,559
Shares redeemed	(1,907,081)	(22,155,185)	(2,564,590)	(25,752,948)	(6,844,630)	(77,429,076)	(3,146,565)	(33,437,210)

Net increase (decrease)	2,747,704	$31,803,221	(856,062)	$(7,084,090)	3,137,133	$36,252,150	9,282,663	$97,736,511

	International Equities				International Government Bond
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	23,478,967	$140,825,129	19,835,124	$126,182,913	4,414,528	$57,000,251	4,962,751	$62,894,888
Reinvested dividends	5,096,509	27,470,184	3,455,884	21,806,627	768,688	9,477,929	604,321	7,384,808
Shares redeemed	(46,717,556)	(277,116,465)	(18,663,416)	(115,709,079)	(4,410,138)	(56,369,101)	(3,255,665)	(41,216,310)

Net increase (decrease)	(18,142,080)	$(108,821,152)	4,627,592	$32,280,461	773,078	$10,109,079	2,311,407	$29,063,386

	International Growth				Large Cap Core
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,612,790	$59,748,332	7,338,854	$79,914,358	1,521,264	$17,251,142	3,995,492	$39,914,483
Reinvested dividends	920,122	8,989,593	714,431	7,823,022	522,181	5,529,894	120,387	1,344,726
Shares redeemed	(8,294,925)	(89,915,892)	(8,966,485)	(95,456,660)	(2,716,380)	(31,144,582)	(4,679,519)	(50,082,972)

Net increase (decrease)	(1,762,013)	$(21,177,967)	(913,200)	$(7,719,280)	(672,935)	$(8,363,546)	(563,640)	$(8,823,763)

	Large Capital Growth				Mid Cap Index
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,003,703	$11,245,366	878,422	$9,616,180	7,121,453	$143,360,183	9,424,919	$185,485,284
Reinvested dividends	96,099	1,035,950	131,775	1,510,142	8,853,029	165,286,058	1,174,469	23,994,410
Shares redeemed	(3,869,042)	(44,252,932)	(4,011,224)	(43,650,677)	(14,114,375)	(287,711,676)	(11,583,528)	(228,840,234)

Net increase (decrease)	(2,769,240)	$(31,971,616)	(3,001,027)	$(32,524,355)	1,860,107	$20,934,565	(984,140)	$(19,360,540)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

	Mid Cap Strategic Growth				Money Market I
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,061,685	$13,082,805	3,121,922	$37,079,109	165,175,653	$165,175,653	251,095,249	$251,095,246
Reinvested dividends	117,798	1,342,901	13,945	170,688	44,511	44,510	49,917	49,917
Shares redeemed	(5,431,891)	(65,955,479)	(3,092,830)	(35,726,812)	(230,358,121)	(230,358,124)	(318,860,874)	(318,860,874)

Net increase (decrease)	(4,252,408)	$(51,529,773)	43,037	$1,522,985	(65,137,957)	$(65,137,961)	(67,715,708)	$(67,715,711)

	Nasdaq-100® Index				Science & Technology
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,049,273	$49,055,752	3,195,572	$18,572,201	1,797,577	$28,223,257	2,004,173	$31,080,555
Reinvested dividends	3,212,403	17,346,975	46,504	280,420	—	—	1,299	20,804
Shares redeemed	(3,946,542)	(24,278,731)	(3,951,637)	(22,677,436)	(7,288,049)	(117,011,925)	(6,335,484)	(95,405,253)

Net increase (decrease)	7,315,134	$42,123,996	(709,561)	$(3,824,815)	(5,490,472)	$(88,788,668)	(4,330,012)	$(64,303,894)

	Small Cap Aggressive Growth				Small Cap
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	784,166	$8,441,921	1,850,476	$18,640,333	1,486,221	$14,967,559	1,903,287	$17,266,173
Reinvested dividends	533,791	5,225,815	—	—	41,500	414,586	53,189	532,422
Shares redeemed	(1,554,682)	(16,991,184)	(3,429,156)	(36,238,490)	(4,421,199)	(44,803,588)	(4,608,226)	(42,001,286)

Net increase (decrease)	(236,725)	$(3,323,448)	(1,578,680)	$(17,598,157)	(2,893,478)	$(29,421,443)	(2,651,750)	$(24,202,691)

	Small Cap Index				Small Cap Special Values
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,615,507	$48,940,126	3,274,051	$43,537,191	1,573,095	$13,947,801	1,439,048	$12,268,556
Reinvested dividends	624,324	8,534,509	520,585	7,454,783	176,283	1,538,947	150,284	1,370,590
Shares redeemed	(9,562,299)	(134,777,526)	(7,648,768)	(101,230,598)	(5,151,731)	(46,026,670)	(3,887,179)	(33,899,893)

Net increase (decrease)	(5,322,468)	$(77,302,891)	(3,854,132)	$(50,238,624)	(3,402,353)	$(30,539,922)	(2,297,847)	$(20,260,747)

	Small-Mid Growth				Stock Index
	For the year ended May 31, 2012		For the year ended May 31, 2011		For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	761,018	$8,137,174	740,318	$7,191,329	13,423,225	$329,975,516	8,875,956	$213,232,632
Reinvested dividends	—	—	68	719	10,498,813	244,202,386	4,085,725	100,427,114
Shares redeemed	(1,508,577)	(15,804,814)	(1,576,981)	(15,513,497)	(18,388,900)	(455,463,519)	(16,368,264)	(398,364,646)

Net increase (decrease)	(747,559)	$(7,667,640)	(836,595)	$(8,321,449)	5,533,138	$118,714,383	(3,406,583)	$(84,704,900)

	Value
	For the year ended May 31, 2012		For the year ended May 31, 2011
	Shares	Amount	Shares	Amount
Shares sold	911,400	$8,656,830	1,132,752	$10,478,791
Reinvested dividends	172,256	1,598,533	104,860	999,315
Shares redeemed	(5,439,660)	(50,969,774)	(5,128,398)	(44,194,185)

Net increase (decrease)	(4,356,004)	$(40,714,411)	(3,890,786)	$(32,716,079)

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the year ended May 31, 2012, the amount of expense reductions received by each Fund used to offset the Fund’s non-affiliated expenses were as follows:

Fund	Expense Reductions
Asset Allocation	$3,397
Blue Chip Growth	5,054
Broad Cap Value Income	2,705
Core Equity	6,635
Foreign Value	10,128
Global Real Estate	1,602
Global Social Awareness	23,954
Global Strategy	2,174
Growth & Income	7,924
Health Sciences	1,990
International Growth	1,266
Large Capital Growth	35,720
Mid Cap Strategic Growth	24,833
Science & Technology	81,135
Small Cap	35,000
Small Cap Special Values	10,465
Small-Mid Growth	22,242
Value	1,502

Note 8 — Investment Concentration

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Foreign Value Fund, the Global Real Estate Fund, the International Equities Fund, the International Government Bond Fund and the International Growth Fund. At May 31, 2012, the Emerging Economies Fund had 17.8%, 16.5% and 12.9% of its net assets invested in equity securities domiciled in South Korea, Brazil and China, respectively. The Foreign Value Fund had 21.2%, 12.5% and 10.6% of its net assets invested in equity securities domiciled in the United Kingdom, France and Switzerland, respectively. The Global Real Estate Fund had 10.0% of its net assets invested in equity securities domiciled in Hong Kong. The International Equities Fund had 18.2% of its net assets invested in equity securities domiciled in both the United Kingdom and Japan. The International Government Bond Fund had 19.1% of its net assets invested in fixed income securities domiciled in Japan. The International Growth Fund had 17.0%, 13.3% and 10.1% of its net assets invested in equity securities domiciled in the United Kingdom, Japan and France, respectively.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Securities Fund and the Money Market I Funds’ concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At May 31, 2012, the Funds had 36.4%, 52.2% and 34.2%, respectively, of their total net assets invested in such securities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

The Nasdaq-100® Index Fund and Science & Technology Fund are concentrated in the technology sector. As a result, the Funds are subject to greater volatility than a fund that does not concentrate in a particular sector. Because the Nasdaq-100® Index may invest in companies within relatively more concentrated industry sectors, the Fund’s performance may be more susceptible to developments which affect those sectors emphasized by the Index.

The Global Real Estate Fund invests primarily in the real estate industry. A Fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate. The Fund could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If the Fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. As of May 31, 2012, the Global Real Estate Fund had 74.0% of its net assets invested in Real Estate Investment Trusts.

VALIC Company I

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 9 — Line of Credit

The Series and VALIC Company II has established a $85 million committed and $40 million uncommitted line of credit with State Street Bank and Trust Company, the Funds’ custodian. Interest is currently payable at the higher of the Federal Funds Rate plus 125 basis points or the London Interbank Offered Rate plus 125 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund’s cash shortfall exceeds $100,000. For the year ended May 31, 2012, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Broad Cap Value Income	5	$75	$388,112	1.40%
Core Equity	24	191	202,823	1.41%
Emerging Economies	4	710	4,587,191	1.40%
Foreign Value	7	2,582	9,541,515	1.42%
Global Social Awareness	1	8	201,637	1.39%
Global Strategy	27	2,177	2,104,180	1.38%
Government Securities	44	3,314	1,945,746	1.39%
Growth	26	185	183,634	1.40%
Inflation Protected	9	254	729,024	1.39%
International Equities	13	416	822,286	1.40%
International Growth	67	1,721	666,358	1.39%
Large Cap Core	34	324	246,074	1.39%
Mid Cap Strategic Growth	2	57	738,657	1.40%
Science & Technology	29	311	276,743	1.39%
Small Cap	18	226	320,362	1.40%
Small Cap Special Values	12	431	925,186	1.41%
Small-Mid Growth	7	1,716	6,410,196	1.38%
Value	26	287	284,345	1.40%

At May 31, 2012, there were no borrowings outstanding.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the year ended May 31, 2012, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Directors. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended May 31, 2012, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
Blue Chip Growth	$—	$208,131	$(27,935)
Core Equity	1,916,117	179,295	30,747
Emerging Economies	180,172	—	—
Growth	1,773,188	2,604,312	(41,858)
Health Sciences	105,504	—	—
International Growth	71,112	209,501	19,454
Large Cap Growth	1,340,908	523,193	6,808
Mid Cap Strategic Growth	555,599	7,484,095	1,799,841
Science & Technology	249,777	219,600	147,533
Small Cap	31,295	16,196	15,421
Small Cap Special Values	1,542	170,296	23,092

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Year Ended May 31,							Year Ended May 31,
	2012	2011	2010		2009	2008		2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.05	$9.38	$8.08		$10.68	$12.16		$11.18	$8.77	$7.29	$10.54	$10.80

Income (loss) from investment operations:
Net investment income (loss)(d)	0.23	0.25	0.20		0.25	0.31		0.00	0.00	0.00	0.02	0.03
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.12)	1.63	1.36		(2.06)	(0.75)		0.45	2.41	1.50	(3.25)	(0.23)

Total income (loss) from investment operations	0.11	1.88	1.56		(1.81)	(0.44)		0.45	2.41	1.50	(3.23)	(0.20)

Distributions from:
Net investment income	(0.27)	(0.21)	(0.26)		(0.34)	(0.35)		(0.00)	(0.00)	(0.02)	(0.01)	(0.02)
Net realized gain on securities	–	–	–		(0.45)	(0.69)		–	–	–	(0.01)	(0.04)
Return of capital	–	–	–		–	–		–	–	–	–	–

Total distributions	(0.27)	(0.21)	(0.26)		(0.79)	(1.04)		(0.00)	(0.00)	(0.02)	(0.02)	(0.06)

Net asset value at end of period	$10.89	$11.05	$9.38		$8.08	$10.68		$11.63	$11.18	$8.77	$7.29	$10.54

TOTAL RETURN(a)	1.10%	20.16%	19.38	%(e)	(16.41)%	(3.84	)%(f)	4.04%	27.53%	20.54%	(30.63)%	(1.84	)%(g)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.75%	0.74%	0.78%		0.73%	0.69%		0.85%	0.85%	0.85%	0.85%	0.87%
Ratio of expenses to average net assets(c)	0.75%	0.74%	0.78%		0.73%	0.69%		0.86%	0.87%	0.88%	0.89%	0.91%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%		0.02%	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.16%	2.43%	2.18%		2.88%	2.71%		0.04%	0.01%	0.01%	0.29%	0.31%
Ratio of net investment income (loss) to average net assets(c)	2.16%	2.43%	2.18%		2.88%	2.71%		0.02%	(0.01)%	(0.02)%	0.25%	0.27%
Portfolio turnover rate	115%	133%	143%		108%	124%		25%	38%	47%	58%	20%
Number of shares outstanding at end of period (000’s)	13,302	13,129	13,551		13,693	14,626		34,789	39,707	48,453	49,573	39,703
Net assets at end of period (000’s)	$144,854	$145,049	$127,129		$110,655	$156,260		$404,646	$444,092	$424,966	$361,592	$418,429

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund					Capital Conservation Fund
	Year Ended May 31,					Year Ended May 31,
	2012	2011	2010	2009	2008	2012	2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$10.72	$8.69	$7.12	$10.54	$12.65	$9.77	$9.38	$8.78		$9.54	$9.91

Income (loss) from investment operations:
Net investment income (loss)(d)	0.20	0.15	0.16	0.20	0.19	0.27	0.32	0.34		0.43	0.52
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.73)	2.04	1.58	(3.41)	(1.69)	0.38	0.38	0.70		(0.46)	(0.31)

Total income (loss) from investment operations	(0.53)	2.19	1.74	(3.21)	(1.50)	0.65	0.70	1.04		(0.03)	0.21

Distributions from:
Net investment income	(0.17)	(0.16)	(0.17)	(0.21)	(0.19)	(0.31)	(0.31)	(0.44)		(0.73)	(0.58)
Net realized gain on securities	–	–	–	(0.00)	(0.42)	–	–	–		–	–
Return of capital	–	–	–	–	–	–	–	–		–	–

Total distributions	(0.17)	(0.16)	(0.17)	(0.21)	(0.61)	(0.31)	(0.31)	(0.44)		(0.73)	(0.58)

Net asset value at end of period	$10.02	$10.72	$8.69	$7.12	$10.54	$10.11	$9.77	$9.38		$8.78	$9.54

TOTAL RETURN(a)	(4.87)%	25.42%	24.41%	(30.34)%	(12.08)%	6.81%	7.56%	12.04	%(e)(f)	(0.06)%	2.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%	0.85%	0.66%	0.67%	0.69%		0.69%	0.68%
Ratio of expenses to average net assets(c)	1.06%	1.15%	1.14%	1.26%	1.03%	0.66%	0.67%	0.69%		0.69%	0.68%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.01%	0.01%	0.01%	–	–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	1.97%	1.60%	1.90%	2.57%	1.65%	2.79%	3.37%	3.71%		4.83%	5.27%
Ratio of net investment income (loss) to average net assets(c)	1.76%	1.30%	1.61%	2.16%	1.47%	2.79%	3.37%	3.71%		4.83%	5.27%
Portfolio turnover rate	18%	21%	22%	24%	21%	141%	164%	170%		122%	136%
Number of shares outstanding at end of period (000’s)	2,841	2,708	2,337	2,330	2,481	23,049	14,599	13,871		12,387	13,389
Net assets at end of period (000’s)	$28,476	$29,023	$20,302	$16,590	$26,151	$232,990	$142,652	$130,157		$108,805	$127,695

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund							Dividend Value Fund
	Year Ended May 31,							Year Ended May 31,
	2012	2011	2010		2009	2008		2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$13.44	$10.77	$9.24		$13.85	$15.37		$9.31	$7.45	$6.49	$10.66	$12.98

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.13	0.14		0.17	0.12		0.23	0.21	0.12	0.18	0.20
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.21)	2.69	1.59		(4.66)	(1.50)		(0.08)	1.75	1.02	(3.64)	(1.89)

Total income (loss) from investment operations	(1.03)	2.82	1.73		(4.49)	(1.38)		0.15	1.96	1.14	(3.46)	(1.69)

Distributions from:
Net investment income	(0.14)	(0.15)	(0.20)		(0.12)	(0.14)		(0.13)	(0.10)	(0.18)	(0.24)	(0.22)
Net realized gain on securities	–	–	–		–	–		–	–	–	(0.47)	(0.41)
Return of capital	–	–	–		–	–		–	–	–	–	–

Total distributions	(0.14)	(0.15)	(0.20)		(0.12)	(0.14)		(0.13)	(0.10)	(0.18)	(0.71)	(0.63)

Net asset value at end of period	$12.27	$13.44	$10.77		$9.24	$13.85		$9.33	$9.31	$7.45	$6.49	$10.66

TOTAL RETURN(a)	(7.63)%	26.32%	18.73	%(g)	(32.34)%	(9.00	)%(e)	1.62%	26.50%	17.49%	(32.20)%	(13.28	)%(f)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.80%	0.80%	0.80%		0.82%	0.85%		0.82%	0.82%	0.83%	0.83%	0.83%
Ratio of expenses to average net assets(c)	0.94%	0.94%	0.95%		0.95%	0.91%		0.89%	0.96%	1.00%	0.97%	0.92%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.00%		0.00%	0.00%		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.48%	1.07%	1.30%		1.65%	0.84%		2.58%	2.58%	1.60%	2.35%	1.75%
Ratio of net investment income (loss) to average net assets(c)	1.34%	0.93%	1.16%		1.52%	0.78%		2.52%	2.44%	1.43%	2.21%	1.65%
Portfolio turnover rate	81%	103%	103%		88%	69%		12%	70%	41%	39%	37%
Number of shares outstanding at end of period (000’s)	17,200	18,743	20,445		21,909	25,275		37,111	20,559	16,350	15,228	16,855
Net assets at end of period (000’s)	$210,989	$251,962	$220,172		$202,490	$349,995		$346,432	$191,319	$121,769	$98,820	$179,697

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.66% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by 0.16% from a reimbursement by an affiliate.
(g)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Emerging Economies Fund							Foreign Value Fund
	Year Ended May 31,							Year Ended May 31,
	2012	2011		2010		2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$8.53	$6.88		$6.17		$11.67	$13.82	$10.18	$7.74	$7.26	$12.41	$13.21

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11	0.09		0.10		0.17	0.18	0.25	0.24	0.17	0.23	0.36
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.47)	1.70		0.63		(4.85)	(1.44)	(2.89)	2.35	0.52	(4.23)	(0.67)

Total income (loss) from investment operations	(1.36)	1.79		0.73		(4.68)	(1.26)	(2.64)	2.59	0.69	(4.00)	(0.31)

Distributions from:
Net investment income	(0.08)	(0.14)		(0.02)		(0.12)	(0.23)	(0.24)	(0.15)	(0.21)	(0.36)	(0.11)
Net realized gain on securities	–	–		–		(0.70)	(0.66)	–	–	–	(0.79)	(0.38)
Return of capital	–	–		–		–	–	–	–	–	–	–

Total distributions	(0.08)	(0.14)		(0.02)		(0.82)	(0.89)	(0.24)	(0.15)	(0.21)	(1.15)	(0.49)

Net asset value at end of period	$7.09	$8.53		$6.88		$6.17	$11.67	$7.30	$10.18	$7.74	$7.26	$12.41

TOTAL RETURN(a)	(15.99)%	26.09	%(f)	11.86	%(e)	(39.30)%	(9.39)%	(26.11)%	33.69%	9.23%	(30.15)%	(2.44)%

RATIOS/ SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.04%	1.00%		1.02%		1.01%	0.97%	0.83%	0.84%	0.84%	0.94%	0.86%
Ratio of expenses to average net assets(c)	1.04%	1.00%		1.02%		1.01%	0.97%	0.83%	0.84%	0.84%	0.94%	0.86%
Ratio of expense reductions to average net assets	–	–		0.01%		0.03%	0.01%	0.00%	0.00%	0.00%	–	–
Ratio of net investment income (loss) to average net assets(b)	1.50%	1.09%		1.44%		2.32%	1.38%	2.94%	2.60%	1.98%	3.01%	2.82%
Ratio of net investment income (loss) to average net assets(c)	1.50%	1.09%		1.44%		2.32%	1.38%	2.94%	2.60%	1.98%	3.01%	2.82%
Portfolio turnover rate	108%	131%		236%		109%	93%	25%	25%	28%	22%	34%
Number of shares outstanding at end of period (000’s)	70,660	30,187		32,153		34,373	33,870	103,881	104,883	98,873	91,924	76,318
Net assets at end of period (000’s)	$501,317	$257,560		$221,201		$212,124	$395,426	$758,094	$1,067,577	$765,267	$667,342	$946,934

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund						Global Social Awareness Fund
	Year Ended May 31,				March 10, 2008* to May 31, 2008		Year Ended May 31,
	2012	2011	2010	2009			2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$9.00	$7.44	$6.45	$11.21	$10.00		$15.79	$12.56	$11.21	$20.21	$24.25

Income (loss) from investment operations:
Net investment income (loss)(d)	0.17	0.16	0.20	0.20	0.04		0.29	0.25	0.21	0.27	0.41
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.95)	2.04	1.64	(4.87)	1.17		(2.06)	3.21	1.48	(7.47)	(1.71)

Total income (loss) from investment operations	(0.78)	2.20	1.84	(4.67)	1.21		(1.77)	3.46	1.69	(7.20)	(1.30)

Distributions from:
Net investment income	(0.29)	(0.53)	(0.85)	(0.09)	–		(0.30)	(0.23)	(0.34)	(0.40)	(0.29)
Net realized gain on securities	(0.47)	(0.11)	–	–	–		–	–	–	(1.40)	(2.45)
Return of capital	–	–	–	–	–		–	–	–	–	–

Total distributions	(0.76)	(0.64)	(0.85)	(0.09)	–		(0.30)	(0.23)	(0.34)	(1.80)	(2.74)

Net asset value at end of period	$7.46	$9.00	$7.44	$6.45	$11.21		$13.72	$15.79	$12.56	$11.21	$20.21

TOTAL RETURN(a)	(7.94)%	30.56%	28.56%	(41.58)%	12.10%		(11.20)%	27.71%	14.88%	(34.56)%	(5.35	)%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.92%	0.92%	0.93%	0.95%	0.95	%@	0.68%	0.67%	0.69%	0.72%	0.65%
Ratio of expenses to average net assets(c)	0.92%	0.92%	0.93%	1.01%	5.04	%@	0.68%	0.67%	0.69%	0.72%	0.65%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	–		0.01%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	2.25%	1.88%	2.68%	3.54%	2.22	%@	1.98%	1.74%	1.63%	2.03%	1.95%
Ratio of net investment income (loss) to average net assets(c)	2.25%	1.88%	2.68%	3.48%	(1.87	)%@	1.98%	1.74%	1.63%	2.03%	1.95%
Portfolio turnover rate	88%	75%	86%	88%	11%		102%	119%	91%	95%	165%
Number of shares outstanding at end of period (000’s)	37,728	34,869	37,199	35,436	2,599		17,590	18,506	20,713	24,562	27,983
Net assets at end of period (000’s)	$281,639	$313,781	$276,688	$228,590	$29,131		$241,281	$292,234	$260,145	$275,293	$565,483

@	Annualized
*	Date Fund commenced operations.
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund						Government Securities Fund
	Year Ended May 31,						Year Ended May 31,
	2012	2011	2010		2009	2008	2012		2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.19	$10.07	$9.74		$12.77	$13.08	$10.70		$10.67	$10.50		$10.42	$10.12

Income (loss) from investment operations:
Net investment income (loss)(d)	0.41	0.36	0.37		0.32	0.41	0.27		0.24	0.28		0.28	0.40
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.66)	2.11	0.99		(2.39)	(0.33)	0.70		0.12	0.29		0.05	0.36

Total income (loss) from investment operations	(1.25)	2.47	1.36		(2.07)	0.08	0.97		0.36	0.57		0.33	0.76

Distributions from:
Net investment income	(0.53)	(0.35)	(1.03)		(0.71)	(0.19)	(0.33)		(0.33)	(0.40)		(0.25)	(0.46)
Net realized gain on securities	–	–	–		(0.25)	(0.20)	–		–	–		–	–
Return of capital	–	–	–		–	–	–		–	–		–	–

Total distributions	(0.53)	(0.35)	(1.03)		(0.96)	(0.39)	(0.33)		(0.33)	(0.40)		(0.25)	(0.46)

Net asset value at end of period	$10.41	$12.19	$10.07		$9.74	$12.77	$11.34		$10.70	$10.67		$10.50	$10.42

TOTAL RETURN(a)	(10.28)%	24.85%	13.79	%(e)	(15.60)%	0.63%	9.19	%(f)	3.45%	5.56	%(e)	3.04%	7.54%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67%	0.68%	0.68%		0.71%	0.73%	0.67%		0.65%	0.71%		0.65%	0.66%
Ratio of expenses to average net assets(c)	0.67%	0.68%	0.68%		0.71%	0.73%	0.69%		0.65%	0.71%		0.65%	0.66%
Ratio of expense reductions to average net assets	0.00%	0.00%	–		–	–	–		–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	3.65%	3.26%	3.47%		3.16%	3.17%	2.51%		2.22%	2.58%		2.63%	3.92%
Ratio of net investment income (loss) to average net assets(c)	3.65%	3.26%	3.47%		3.16%	3.17%	2.49%		2.22%	2.58%		2.63%	3.92%
Portfolio turnover rate	28%	17%	20%		25%	25%	230%		353%	216%		126%	67%
Number of shares outstanding at end of period (000’s)	42,243	44,818	39,169		36,697	38,838	12,866		10,389	11,721		13,789	16,472
Net assets at end of period (000’s)	$439,884	$546,500	$394,548		$357,538	$495,975	$145,929		$111,118	$125,053		$144,793	$171,641

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	The Fund’s performance was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth Fund						Growth & Income Fund
	Year Ended May 31,						Year Ended May 31,
	2012	2011	2010		2009	2008	2012	2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.85	$9.20	$7.60		$11.17	$10.26	$12.80	$10.48	$9.35		$16.14	$17.73

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09	0.07	0.06		0.05	0.02	0.11	0.09	0.13		0.24	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.19)	2.65	1.61		(3.62)	0.89	(0.79)	2.37	1.24		(5.79)	(0.85)

Total income (loss) from investment operations	(0.10)	2.72	1.67		(3.57)	0.91	(0.68)	2.46	1.37		(5.55)	(0.59)

Distributions from:
Net investment income	(0.08)	(0.07)	(0.07)		0.00	–	(0.09)	(0.14)	(0.24)		(0.28)	(0.22)
Net realized gain on securities	–	–	–		0.00	–	–	–	–		(0.96)	(0.78)
Return of capital	–	–	–		–	–	–	–	–		–	–

Total distributions	(0.08)	(0.07)	(0.07)		0.00	–	(0.09)	(0.14)	(0.24)		(1.24)	(1.00)

Net asset value at end of period	$11.67	$11.85	$9.20		$7.60	$11.17	$12.03	$12.80	$10.48		$9.35	$16.14

TOTAL RETURN(a)	(0.78)%	29.60%	22.01	%(f)	(31.94)%	8.87%	(5.23)%	23.60%	14.58	%(f)	(33.90)%	(3.44	)%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.85%		0.94%	0.95%	0.85%	0.85%	0.85%		0.85%	0.85%
Ratio of expenses to average net assets(c)	0.84%	0.85%	0.88%		0.94%	0.95%	0.98%	0.96%	0.95%		0.95%	0.89%
Ratio of expense reductions to average net assets	–	–	–		–	–	0.01%	0.01%	0.01%		0.02%	0.03%
Ratio of net investment income (loss) to average net assets(b)	0.77%	0.71%	0.67%		0.64%	0.22%	0.92%	0.76%	1.21%		2.15%	1.53%
Ratio of net investment income (loss) to average net assets(c)	0.74%	0.67%	0.64%		0.64%	0.22%	0.79%	0.65%	1.11%		2.05%	1.49%
Portfolio turnover rate	87%	95%	99%		114%	203%	227%	167%	174%		189%	238%
Number of shares outstanding at end of period (000’s)	65,596	67,486	71,366		75,864	86,259	6,737	7,119	7,598		7,861	8,034
Net assets at end of period (000’s)	$765,515	$800,022	$656,380		$576,502	$963,368	$81,057	$91,114	$79,602		$73,508	$129,657

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.17% from a reimbursement by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Health Sciences Fund					Inflation Protected Fund
	Year Ended May 31,					Year Ended May 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.78	$9.07	$7.18	$10.56	$11.53	$10.89	$10.17	$9.20	$10.01	$9.59

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.07)	0.00	(0.05)	(0.04)	(0.07)	0.37	0.34	0.24	0.20	0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	0.68	3.71	1.94	(2.45)	0.13	0.70	0.62	0.81	(0.61)	0.29

Total income (loss) from investment operations	0.61	3.71	1.89	(2.49)	0.06	1.07	0.96	1.05	(0.41)	0.78

Distributions from:
Net investment income	(0.26)	–	–	–	–	(0.17)	(0.24)	(0.08)	(0.39)	(0.36)
Net realized gain on securities	(0.52)	–	–	(0.89)	(1.03)	–	–	–	–	–
Return of capital	–	–	–	–	–	–	–	–	(0.01)	–

Total distributions	(0.78)	–	–	(0.89)	(1.03)	(0.17)	(0.24)	(0.08)	(0.40)	(0.36)

Net asset value at end of period	$12.61	$12.78	$9.07	$7.18	$10.56	$11.79	$10.89	$10.17	$9.20	$10.01

TOTAL RETURN(a)	5.81%	40.90%	26.32%	(23.05)%	0.05%	9.93%	9.57%	11.47%	(4.08)%	8.22%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.16%	1.17%	1.18%	1.19%	1.17%	0.61%	0.63%	0.65%	0.65%	0.65%
Ratio of expenses to average net assets(c)	1.16%	1.17%	1.18%	1.19%	1.17%	0.61%	0.63%	0.65%	0.66%	0.73%
Ratio of expense reductions to average net assets	0.00%	0.00%	0.00%	0.01%	0.00%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.60)%	0.01%	(0.62)%	(0.55)%	(0.63)%	3.22%	3.30%	2.55%	2.18%	5.59%
Ratio of net investment income (loss) to average net assets(c)	(0.60)%	0.01%	(0.62)%	(0.55)%	(0.63)%	3.22%	3.30%	2.55%	2.16%	5.51%
Portfolio turnover rate	21%	38%	38%	43%	44%	52%	49%	48%	39%	70%
Number of shares outstanding at end of period (000’s)	20,668	17,920	18,776	19,699	18,782	35,093	31,956	22,673	16,219	15,887
Net assets at end of period (000’s)	$260,654	$229,069	$170,216	$141,470	$198,368	$413,818	$347,947	$230,538	$149,178	$159,074

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Equities Fund					International Government Bond Fund
	Year Ended May 31,					Year Ended May 31,
	2012	2011	2010	2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$6.84	$5.38	$5.15	$10.37	$11.29	$12.86	$11.92	$11.55	$12.39	$12.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16	0.16	0.13	0.19	0.31	0.39	0.42	0.45	0.46	0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.60)	1.45	0.25	(4.18)	(0.75)	(0.03)	1.12	0.40	(0.56)	0.57

Total income (loss) from investment operations	(1.44)	1.61	0.38	(3.99)	(0.44)	0.36	1.54	0.85	(0.10)	1.06

Distributions from:
Net investment income	(0.18)	(0.15)	(0.15)	(0.28)	(0.26)	(0.46)	(0.60)	(0.48)	(0.73)	(0.63)
Net realized gain on securities	–	–	–	(0.95)	(0.22)	(0.14)	–	–	(0.01)	(0.09)
Return of capital	–	–	–	–	–	–	–	–	–	–

Total distributions	(0.18)	(0.15)	(0.15)	(1.23)	(0.48)	(0.60)	(0.60)	(0.48)	(0.74)	(0.72)

Net asset value at end of period	$5.22	$6.84	$5.38	$5.15	$10.37	$12.62	$12.86	$11.92	$11.55	$12.39

TOTAL RETURN(a)	(21.18)%	30.18%	7.06%	(37.10)%	(3.91)%	2.86%	13.16%	7.32%	(0.70)%	8.94%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.52%	0.47%	0.52%	0.55%	0.51%	0.67%	0.67%	0.68%	0.72%	0.68%
Ratio of expenses to average net assets(c)	0.52%	0.47%	0.52%	0.55%	0.51%	0.67%	0.67%	0.68%	0.72%	0.68%
Ratio of expense reductions to average net assets	–	–	–	–	–	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.78%	2.53%	2.29%	3.18%	2.87%	3.08%	3.34%	3.70%	3.96%	4.07%
Ratio of net investment income (loss) to average net assets(c)	2.78%	2.53%	2.29%	3.18%	2.87%	3.08%	3.34%	3.70%	3.96%	4.07%
Portfolio turnover rate	99%	56%	66%	81%	104%	126%	113%	147%	224%	183%
Number of shares outstanding at end of period (000’s)	132,279	150,421	145,793	141,492	106,313	15,494	14,721	12,409	13,016	14,457
Net assets at end of period (000’s)	$689,840	$1,028,197	$783,839	$728,784	$1,102,850	$195,494	$189,309	$147,932	$150,314	$179,191

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Growth Fund						Large Cap Core Fund
	Year Ended May 31,						Year Ended May 31,
	2012	2011		2010	2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.04	$9.04		$8.29	$13.15	$12.91	$12.33	$9.37	$7.92	$10.78	$11.91

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.17		0.13	0.18	0.20	0.12	0.09	0.10	0.13	0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	(2.22)	2.98		0.80	(4.86)	0.16	(0.73)	2.98	1.47	(2.51)	(0.65)

Total income (loss) from investment operations	(2.04)	3.15		0.93	(4.68)	0.36	(0.61)	3.07	1.57	(2.38)	(0.54)

Distributions from:
Net investment income	(0.19)	(0.15)		(0.18)	(0.18)	(0.12)	(0.11)	(0.11)	(0.12)	(0.04)	(0.09)
Net realized gain on securities	–	–		–	–	–	(0.39)	–	–	(0.44)	(0.50)
Return of capital	–	–		–	–	–	–	–	–	–	–

Total distributions	(0.19)	(0.15)		(0.18)	(0.18)	(0.12)	(0.50)	(0.11)	(0.12)	(0.48)	(0.59)

Net asset value at end of period	$9.81	$12.04		$9.04	$8.29	$13.15	$11.22	$12.33	$9.37	$7.92	$10.78

TOTAL RETURN(a)	(16.96)%	35.00	%(e)	11.07%	(35.39)%	2.78%	(4.78)%	32.94%	19.81%	(21.36)%	(4.73)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.01%	1.01%		1.01%	1.01%	1.01%	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	1.11%	1.12%		1.12%	1.14%	1.11%	0.89%	0.85%	0.88%	0.89%	1.00%
Ratio of expense reductions to average net assets	0.00%	0.00%		0.00%	0.00%	0.00%	–	0.01%	0.01%	0.02%	0.02%
Ratio of net investment income (loss) to average net assets(b)	1.72%	1.53%		1.35%	2.11%	1.56%	1.04%	0.85%	1.08%	1.60%	0.96%
Ratio of net investment income (loss) to average net assets(c)	1.62%	1.42%		1.24%	1.97%	1.46%	0.99%	0.85%	1.05%	1.56%	0.81%
Portfolio turnover rate	53%	67%		79%	70%	64%	106%	44%	33%	41%	62%
Number of shares outstanding at end of period (000’s)	49,532	51,294		52,207	53,649	55,226	11,170	11,843	12,406	12,312	7,869
Net assets at end of period (000’s)	$485,839	$617,720		$471,764	$444,783	$726,258	$125,281	$145,975	$116,227	$97,480	$84,844

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Year Ended May 31,							Year Ended May 31,
	2012	2011	2010		2009	2008		2012	2011		2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.31	$9.73	$8.23		$12.45	$12.38		$22.71	$17.30		$13.32	$23.88	$26.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02	0.03	0.04		0.06	0.03		0.21	0.18		0.19	0.25	0.26
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.82)	2.59	1.53		(4.01)	0.07		(1.74)	5.43		4.40	(8.65)	(1.05)

Total income (loss) from investment operations	(0.80)	2.62	1.57		(3.95)	0.10		(1.53)	5.61		4.59	(8.40)	(0.79)

Distributions from:
Net investment income	(0.03)	(0.04)	(0.07)		(0.03)	(0.03)		(0.26)	(0.20)		(0.25)	(0.27)	(0.30)
Net realized gain on securities	–	–	–		(0.24)	–		(1.18)	–		(0.36)	(1.89)	(1.65)
Return of capital	–	–	–		–	–		–	–		–	–	–

Total distributions	(0.03)	(0.04)	(0.07)		(0.27)	(0.03)		(1.44)	(0.20)		(0.61)	(2.16)	(1.95)

Net asset value at end of period	$11.48	$12.31	$9.73		$8.23	$12.45		$19.74	$22.71		$17.30	$13.32	$23.88

TOTAL RETURN(a)	(6.45)%	27.01%	19.08	%(f)	(31.55)%	0.78	%(e)	(6.38)%	32.54	%(e)	34.73%	(33.91)%	(2.73)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78%	0.78%	0.78%		0.79%	0.78%		0.38%	0.39%		0.39%	0.40%	0.38%
Ratio of expenses to average net assets(c)	0.78%	0.78%	0.78%		0.79%	0.78%		0.38%	0.39%		0.39%	0.40%	0.38%
Ratio of expense reductions to average net assets	0.01%	0.01%	0.00%		0.00%	0.01%		–	–		–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.19%	0.25%	0.41%		0.61%	0.27%		1.02%	0.93%		1.17%	1.64%	1.08%
Ratio of net investment income (loss) to average net assets(c)	0.19%	0.25%	0.41%		0.61%	0.27%		1.02%	0.93%		1.17%	1.64%	1.08%
Portfolio turnover rate	173%	129%	59%		49%	49%		11%	18%		12%	22%	21%
Number of shares outstanding at end of period (000’s)	29,965	32,735	35,736		38,018	41,724		122,335	120,474		121,459	123,279	112,050
Net assets at end of period (000’s)	$343,971	$402,977	$347,731		$312,755	$519,294		$2,415,464	$2,736,232		$2,101,641	$1,642,120	$2,676,198

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund						Money Market I Fund
	Year Ended May 31,						Year Ended May 31,
	2012	2011	2010		2009	2008	2012		2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$13.62	$9.92	$7.83		$15.03	$14.14	$1.00		$1.00	$1.00		$1.00	$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.01	0.01	(0.00)		0.02	0.01	0.00		0.00	0.00		0.01	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.74)	3.70	2.14		(5.95)	1.23	0.00		(0.00)	0.00		–	–

Total income (loss) from investment operations	(1.73)	3.71	2.14		(5.93)	1.24	0.00		0.00	0.00		0.01	0.04

Distributions from:
Net investment income	(0.06)	(0.01)	(0.05)		–	–	(0.00)		(0.00)	(0.00)		(0.01)	(0.04)
Net realized gain on securities	–	–	–		(1.27)	(0.35)	–		–	(0.00)		–	–
Return of capital	–	–	–		–	–	–		–	–		–	–

Total distributions	(0.06)	(0.01)	(0.05)		(1.27)	(0.35)	(0.00)		(0.00)	(0.00)		(0.01)	(0.04)

Net asset value at end of period	$11.83	$13.62	$9.92		$7.83	$15.03	$1.00		$1.00	$1.00		$1.00	$1.00

TOTAL RETURN(a)	(12.67)%	37.37%	27.35	%(f)	(37.52)%	8.71%	0.01	%(g)	0.01%	0.04	%(e)	1.33%	3.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.84%	0.85%		0.85%	0.84%	0.17%		0.24%	0.41%		0.54%	0.51%
Ratio of expenses to average net assets(c)	0.86%	0.84%	0.86%		0.87%	0.84%	0.52%		0.52%	0.55%		0.59%	0.51%
Ratio of expense reductions to average net assets	0.01%	0.02%	0.04%		0.04%	0.01%	–		–	–		–	–
Ratio of net investment income (loss) to average net assets(b)	0.09%	0.10%	(0.09)%		0.21%	0.03%	0.01%		0.01%	0.03%		1.31%	3.72%
Ratio of net investment income (loss) to average net assets(c)	0.08%	0.10%	(0.10)%		0.19%	0.03%	(0.33)%		(0.27)%	(0.10)%		1.26%	3.72%
Portfolio turnover rate	62%	134%	239%		293%	151%	N/A		N/A	N/A		N/A	N/A
Number of shares outstanding at end of period (000’s)	20,800	25,052	25,009		26,125	24,438	409,147		474,285	542,000		612,933	572,369
Net assets at end of period (000’s)	$246,037	$341,241	$248,109		$204,470	$367,295	$408,487		$473,443	$541,159		$611,356	$572,434

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(f)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(g)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (See Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Nasdaq-100® Index Fund						Science & Technology Fund
	Year Ended May 31,						Year Ended May 31,
	2012	2011	2010		2009	2008	2012	2011	2010		2009		2008

PER SHARE DATA
Net asset value at beginning of period	$6.45	$5.03	$3.89		$5.62	$5.34	$17.57	$12.93	$9.98		$14.41		$13.67

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04	0.02	0.01		0.01	0.01	(0.01)	(0.03)	(0.02)		0.01		(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.31	1.41	1.14		(1.68)	0.27	(1.72)	4.67	2.98		(4.44)		0.75

Total income (loss) from investment operations	0.35	1.43	1.15		(1.67)	0.28	(1.73)	4.64	2.96		(4.43)		0.74

Distributions from:
Net investment income	(0.02)	(0.01)	(0.01)		(0.01)	–	–	(0.00)	(0.01)		–		–
Net realized gain on securities	(0.75)	–	–		(0.05)	–	–	–	–		–		–
Return of capital	–	–	–		–	–	–	–	–		–		–

Total distributions	(0.77)	(0.01)	(0.01)		(0.06)	–	–	(0.00)	(0.01)		–		–

Net asset value at end of period	$6.03	$6.45	$5.03		$3.89	$5.62	$15.84	$17.57	$12.93		$9.98		$14.41

TOTAL RETURN(a)	6.91%	28.53%	29.60	%(f)	(29.36)%	5.32%	(9.85)%	35.89%	29.67	%(f)	(30.74	)%(e)	5.41%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.53%	0.53%	0.54%		0.55%	0.56%	1.02%	1.02%	1.02%		1.06%		1.00%
Ratio of expenses to average net assets(c)	0.59%	0.63%	0.60%		0.66%	0.60%	1.02%	1.02%	1.02%		1.06%		1.00%
Ratio of expense reductions to average net assets	–	–	–		–	–	0.01%	0.01%	0.02%		0.01%		0.01%
Ratio of net investment income (loss) to average net assets(b)	0.59%	0.43%	0.25%		0.35%	0.27%	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.11)%
Ratio of net investment income (loss) to average net assets(c)	0.52%	0.33%	0.18%		0.24%	0.23%	(0.10)%	(0.22)%	(0.20)%		0.09%		(0.11)%
Portfolio turnover rate	12%	29%	6%		9%	8%	113%	111%	138%		150%		145%
Number of shares outstanding at end of period (000’s)	27,028	19,713	20,423		18,892	17,471	45,092	50,582	54,912		56,476		63,061
Net assets at end of period (000’s)	$162,983	$127,160	$102,703		$73,521	$98,269	$714,118	$888,918	$710,097		$563,610		$908,590

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by 0.07% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Aggressive Growth Fund						Small Cap Fund
	Year Ended May 31,						Year Ended May 31,
	2012	2011	2010		2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$12.63	$9.84	$7.05		$11.17	$11.71	$11.22	$8.31	$6.39	$9.82	$13.22

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.06)	(0.06)	(0.05)		(0.03)	(0.05)	0.00	0.01	0.01	0.03	0.04
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.46)	2.85	2.84		(3.17)	(0.49)	(0.88)	2.92	1.95	(2.98)	(2.04)

Total income (loss) from investment operations	(1.52)	2.79	2.79		(3.20)	(0.54)	(0.88)	2.93	1.96	(2.95)	(2.00)

Distributions from:
Net investment income	–	–	(0.00)		–	–	(0.01)	(0.02)	(0.04)	(0.04)	–
Net realized gain on securities	(0.78)	–	–		(0.92)	–	–	–	–	(0.44)	(1.40)
Return of capital	–	–	–		–	–	–	–	–	–	–

Total distributions	(0.78)	–	(0.00)		(0.92)	–	(0.01)	(0.02)	(0.04)	(0.48)	(1.40)

Net asset value at end of period	$10.33	$12.63	$9.84		$7.05	$11.17	$10.33	$11.22	$8.31	$6.39	$9.82

TOTAL RETURN(a)	(11.72)%	28.35%	39.59	%(e)	(26.42)%	(4.59)%	(7.81)%	35.24%	30.65%	(29.56)%	(15.29)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.99%	0.99%	0.99%		0.99%	1.00%	0.93%	0.93%	0.94%	0.95%	0.95%
Ratio of expenses to average net assets(c)	1.10%	1.05%	1.10%		1.12%	1.14%	1.05%	1.05%	1.06%	1.07%	1.05%
Ratio of expense reductions to average net assets	–	0.04%	0.02%		0.01%	0.03%	0.01%	0.01%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	(0.59)%	(0.62)%	(0.56)%		(0.37)%	(0.52)%	0.01%	0.05%	0.13%	0.40%	0.31%
Ratio of net investment income (loss) to average net assets(c)	(0.70)%	(0.68)%	(0.66)%		(0.50)%	(0.66)%	(0.11)%	(0.07)%	0.00%	0.28%	0.21%
Portfolio turnover rate	169%	42%	73%		74%	98%	39%	38%	37%	40%	119%
Number of shares outstanding at end of period (000’s)	6,994	7,230	8,809		6,553	5,823	28,964	31,857	34,509	37,152	39,852
Net assets at end of period (000’s)	$72,224	$91,326	$86,711		$46,179	$65,033	$299,145	$357,571	$286,788	$237,444	$391,306

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% by a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Index Fund					Small Cap Special Values Fund
	Year Ended May 31,					Year Ended May 31,
	2012	2011	2010	2009	2008	2012	2011	2010		2009	2008

PER SHARE DATA
Net asset value at beginning of period	$15.60	$12.15	$9.43	$15.80	$19.41	$9.67	$8.08	$6.03		$9.73	$12.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.13	0.11	0.18	0.23	0.05	0.06	0.05		0.10	0.12
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.61)	3.44	3.06	(5.35)	(2.27)	(0.66)	1.59	2.12		(3.43)	(2.31)

Total income (loss) from investment operations	(1.43)	3.57	3.17	(5.17)	(2.04)	(0.61)	1.65	2.17		(3.33)	(2.19)

Distributions from:
Net investment income	(0.14)	(0.12)	(0.18)	(0.23)	(0.20)	(0.07)	(0.06)	(0.12)		(0.10)	(0.09)
Net realized gain on securities	–	–	(0.27)	(0.97)	(1.37)	–	–	–		(0.27)	(0.61)
Return of capital	–	–	–	–	–	–	–	–		–	–

Total distributions	(0.14)	(0.12)	(0.45)	(1.20)	(1.57)	(0.07)	(0.06)	(0.12)		(0.37)	(0.70)

Net asset value at end of period	$14.03	$15.60	$12.15	$9.43	$15.80	$8.99	$9.67	$8.08		$6.03	$9.73

TOTAL RETURN(a)	(9.13)%	29.44%	34.01%	(32.19)%	(10.71)%	(6.27)%	20.40%	36.20	%(e)	(33.97)%	(17.39)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.44%	0.44%	0.46%	0.47%	0.42%	0.90%	0.90%	0.90%		0.90%	0.90%
Ratio of expenses to average net assets(c)	0.44%	0.44%	0.46%	0.47%	0.42%	0.93%	0.92%	0.98%		0.96%	0.92%
Ratio of expense reductions to average net assets	–	–	–	–	–	0.01%	0.01%	0.01%		0.04%	0.03%
Ratio of net investment income (loss) to average net assets(b)	1.26%	0.95%	0.98%	1.65%	1.34%	0.59%	0.65%	0.69%		1.48%	1.09%
Ratio of net investment income (loss) to average net assets(c)	1.26%	0.95%	0.98%	1.65%	1.34%	0.57%	0.63%	0.61%		1.42%	1.07%
Portfolio turnover rate	14%	13%	15%	24%	20%	60%	41%	98%		67%	51%
Number of shares outstanding at end of period (000’s)	57,427	62,750	66,604	67,300	62,690	20,167	23,569	25,867		26,857	26,379
Net assets at end of period (000’s)	$805,784	$978,592	$809,018	$634,336	$990,398	$181,376	$227,951	$209,121		$162,069	$256,767

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small-Mid Growth Fund							Stock Index Fund
	Year Ended May 31,							Year Ended May 31,
	2012		2011	2010		2009	2008	2012	2011	2010	2009	2008

PER SHARE DATA
Net asset value at beginning of period	$11.72		$8.54	$6.79		$10.05	$11.65	$26.71	$21.93	$19.06	$34.60	$39.80

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)		(0.06)	(0.05)		0.01	(0.03)	0.45	0.41	0.37	0.53	0.60
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.11)		3.24	1.82		(2.98)	(1.57)	(0.76)	5.12	3.66	(12.20)	(3.30)

Total income (loss) from investment operations	(1.16)		3.18	1.77		(2.97)	(1.60)	(0.31)	5.53	4.03	(11.67)	(2.70)

Distributions from:
Net investment income	–		(0.00)	(0.02)		(0.01)	–	(0.46)	(0.43)	(0.49)	(0.70)	(0.61)
Net realized gain on securities	–		–	–		(0.28)	–	(1.44)	(0.32)	(0.67)	(3.17)	(1.89)
Return of capital	–		–	–		–	–	–	–	–	–	–

Total distributions	–		(0.00)	(0.02)		(0.29)	–	(1.90)	(0.75)	(1.16)	(3.87)	(2.50)

Net asset value at end of period	$10.56		$11.72	$8.54		$6.79	$10.05	$24.50	$26.71	$21.93	$19.06	$34.60

TOTAL RETURN(a)	(9.90	)%(f)	37.24%	26.03	%(e)	(29.01)%	(13.73)%	(0.76)%	25.55%	21.06%	(32.99)%	(6.98)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.00%		1.00%	1.00%		1.00%	1.00%	0.37%	0.38%	0.38%	0.39%	0.35%
Ratio of expenses to average net assets(c)	1.06%		1.15%	1.09%		1.15%	1.03%	0.37%	0.38%	0.38%	0.39%	0.35%
Ratio of expense reductions to average net assets	0.02%		0.02%	0.04%		0.06%	0.01%	–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.52)%		(0.61)%	(0.63)%		0.01%	(0.33)%	1.83%	1.70%	1.70%	2.31%	1.64%
Ratio of net investment income (loss) to average net assets(c)	(0.58)%		(0.76)%	(0.72)%		(0.14)%	(0.36)%	1.83%	1.70%	1.70%	2.31%	1.64%
Portfolio turnover rate	120%		155%	74%		91%	196%	3%	11%	7%	7%	5%
Number of shares outstanding at end of period (000’s)	9,581		10,329	11,165		11,464	11,803	138,507	132,974	136,381	130,783	124,600
Net assets at end of period (000’s)	$101,132		$121,033	$95,319		$77,843	$118,628	$3,393,666	$3,551,607	$2,990,589	$2,493,280	$4,311,083

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement from an affiliate.
(f)	The Fund’s performance was increased by 0.26% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions (Note 3).

See Notes to Financial Statements

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Value Fund
	Year Ended May 31,
	2012	2011	2010	2009		2008

PER SHARE DATA
Net asset value at beginning of period	$10.28	$8.28	$7.20	$11.01		$13.41

Income (loss) from investment operations:
Net investment income (loss)(d)	0.18	0.10	0.05	0.15		0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.70)	1.97	1.20	(3.76)		(1.65)

Total income (loss) from investment operations	(0.52)	2.07	1.25	(3.61)		(1.50)

Distributions from:
Net investment income	(0.13)	(0.07)	(0.17)	(0.09)		(0.04)
Net realized gain on securities	–	–	–	(0.11)		(0.86)
Return of capital	–	–	–	–		–

Total distributions	(0.13)	(0.07)	(0.17)	(0.20)		(0.90)

Net asset value at end of period	$9.63	$10.28	$8.28	$7.20		$11.01

TOTAL RETURN(a)	(5.00)%	25.03%	17.30%	(32.55	)%(e)	(11.44)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85%	0.85%	0.85%	0.85%		0.88%
Ratio of expenses to average net assets(c)	0.97%	0.93%	0.94%	0.94%		0.93%
Ratio of expense reductions to average net assets	0.00%	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	1.87%	1.10%	0.56%	1.89%		1.39%
Ratio of net investment income (loss) to average net assets(c)	1.75%	1.02%	0.47%	1.79%		1.34%
Portfolio turnover rate	13%	157%	105%	173%		142%
Number of shares outstanding at end of period (000’s)	10,469	14,825	18,716	21,631		25,199
Net assets at end of period (000’s)	$100,820	$152,457	$155,035	$155,725		$277,346

(a)

Total return includes, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

VALIC Company I

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of VALIC Company I:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the thirty-three portfolios constituting VALIC Company I (the “Series’’) at May 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements’’) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian, brokers, and transfer agents and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.

Houston, Texas

July 27, 2012

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2012 (Unaudited)

Name, Age and Address at May 31, 2012*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown Age: 66	Director	2005- Present	Retired, Chief Compliance Officer & Chief Financial Officer, American General Asset Management, an investment adviser (since 2006).	48	Trustee, Virtus Series Fund (2011-Present); Trustee, Merrimac Funds, a mutual fund company (2004-2007).
Dr. Judith L. Craven Age: 66	Director	1998- Present	Retired Administrator, Proprietor, JAE & Associates LLC, physician consulting (since 2003); and President, United Way, fund raiser (since 1998).	82

Director, A.G. Belo Corporation, a media company (1992-Present); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present); Director, Hilton Hotel (1998-2011); Director, University of Texas Board of Regents (1998-2007).

William F. Devin Age: 73	Chairman and Director(5)	2001- Present	Retired, Executive Vice President, Fidelity Management Resources, a broker-dealer (since 1996).	82	Director, Boston Options Exchange (2001-2011)
Dr. Timothy J. Ebner Age: 62	Director	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); and Scientific Director, Society for Research on the Cerebellum (2008-Present); President-Elect, Association of Medical School Neuroscience Department Chairpersons (2011-Present).	48	Trustee, Minnesota Medical Foundation (2003-Present).
Judge Gustavo E. Gonzales, Jr. Age: 71	Director	1998- Present	Attorney At Law, Criminal Defense and General Practice (2004-Present). Retired Municipal Court Judge, Dallas, TX (since 2004).	48	None.
Dr. John Wm. Lancaster Age: 88	Director	1984- Present	Pastor Emeritus (1990-Present) and Retired Director of Planned Giving (since 2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery Age: 62	Director	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. Age: 65	Director	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48

Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present); Director, Monarch Dental Corporation (1997-2006); Director, Pinnacle Financial Partners, Inc. (2000-2006).

Interested Directors
Peter A. Harbeck(1) Age: 58	Director	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	82	None.

VALIC Company I

DIRECTOR AND OFFICER INFORMATION — May 31, 2012 (Unaudited) — (continued)

Name, Age and Address at May 31, 2012*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
Kurt Bernlohr Age: 51	President and Principal Executive Officer	2009- Present	President, VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present) and formerly Vice President (2004-2009), VALIC	N/A	N/A
John Packs Age: 56	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Gregory R. Kingston Age: 46	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert Age: 58	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present).	N/A	N/A
Gregory N. Bressler Age: 45	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005-Present).	N/A	N/A
Katherine Stoner Age: 55	Chief Compliance Officer	2011- Present	Vice President, SAAMCo (May 2011-Present); Vice President, The Variable Annuity Life Insurance Company (“VALIC”) and Western National Life Insurance Company (“WNL”) (2006-2011); Deputy General Counsel and Secretary, VALIC and WNL (2007-2011); Vice President, VALIC Financial Advisors, Inc. and VALIC Retirement Services Company (2010-2011).	N/A	Director, American General Distributors, Inc. (2006-2011)
Matthew J. Hackethal Age: 40	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Officer, SAAMCo (2006-Present); AML Compliance officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Donna M. Handel Age: 45	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present).	N/A	N/A
Thomas M. Ward Age: 45	Vice President	2008- Present	Vice President (2009-Present) and Director (2005-2009), VALIC; Vice President (2009-Present), VALIC Financial Advisors, Inc.	N/A	N/A
*	The business address for each Director and Officer is, 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Director, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SunAmerica, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (6 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (4 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (11 portfolios), Anchor Series Trust (8 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (36 portfolios), VALIC Company I (33 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Directors serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Directors and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company I

SHAREHOLDER TAX INFORMATION (Unaudited)

Certain tax information regarding the VALIC Company I Series is required to be provided to the shareholders based upon each Fund’s income and distributions for the year ended May 31, 2012.

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2012, which will be made available after the end of the calendar year.

During the year ended May 31, 2012 the Funds paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Asset Allocation	$—	$—	$—	36.82%
Blue Chip Growth	—	—	—	100.00
Broad Cap Value	—	—	—	100.00
Capital Conservation	—	—	—	0.41
Core Equity	—	—	—	100.00
Dividend Value	—	—	—	100.00
Emerging Economies	—	311,383	7,602,389	50.49
Foreign Value	—	647,837	16,963,154	—
Global Real Estate	16,495,424	411,881	6,746,164	0.07
Global Social Awareness	—	—	—	30.58
Global Strategy	—	1,146,649	14,875,934	6.13
Government Securities	—	—	—	—
Growth	—	—	—	100.00
Growth & Income	—	—	—	100.00
Health Sciences	9,542,159	—	—	33.04
Inflation Protected	—	—	—	2.11
International Equities	—	535,710	15,069,835	0.01
International Government Bond	2,195,429	—	—	—
International Growth	—	515,217	8,710,554	0.44
Large Cap Core	4,344,944	—	—	100.00
Large Capital Growth	—	—	—	100.00
Mid Cap Index	135,307,414	—	—	65.19
Mid Cap Strategic Growth	—	—	—	99.04
Money Market I	—	—	—	—
Nasdaq-100 Index®	16,828,508	—	—	100.00
Science & Technology	—	—	—	—
Small Cap Aggressive Growth	5,225,815	—	—	—
Small Cap	—	—	—	100.00
Small Cap Index	—	—	—	66.22
Small Cap Special Values	—	—	—	100.00
Small-Mid Growth	—	—	—	—
Stock Index	184,847,524	—	—	95.00
Value	—	—	—	100.00

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to shareholders.

VALIC Company I

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC I Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company I Asset Allocation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Pinebridge Investments, LLC

The Asset Allocation Fund posted a return of 1.10% for the twelve-month period ending May 31, 2012, compared to a return of -0.41% for the S&P 500® Index, 7.12% for the Barclays US Aggregate Bond Index and 2.61% for the Blended Index.

The Fund consists of four equity components (Index, Growth, Value, and Research Enhanced), a fixed income component, and a cash component. Among the non-cash components, fixed income was the largest returning component, although it still lagged the Barclays U.S. Aggregate Bond Index. Among the equity component, the best performer was the Growth component, followed by the Research Enhanced Equity component. These both beat the S&P 500® Index return of -0.41%, while the Value component and the Equity component lagged that index.

The Fund entered the year neutral to the Blended Index with a 55% weight in equity overall. As markets became volatile through the late spring and summer months, it transitioned to an equity underweight and increased fixed income assets. Equity weights began to increase throughout the fall and winter, peaking at 60.5% in equities in March. The Fund then began a modest derisking, bringing the equity weight down to 58% at the end of the period.

The Fund used futures to increase or decrease exposure to equity and fixed income markets, which contributed to performance during the period.

For the year ended May 31, 2012, the Asset Allocation Fund returned 1.10% compared to -0.41% for the S&P 500® Index, 7.12% for the Barclays US Aggregate Bond Index and 2.61% for the Blended Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Blended Index consists of the S&P 500® Index (55%), the Barclays U.S. Aggregate Bond Index (35%), and the T-Bill 3 Month Index (10%).

***	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
1.10%	3.11%	5.77%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Blue Chip Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Blue Chip Growth Fund posted a return of 4.04% for the twelve-month period ended May 31, 2012, compared to a return of -0.41% for the S&P 500® Index.

Overall, stock selection was the main driver of relative outperformance while sector allocation also helped to boost results. The information technology sector was the largest contributor to relative performance, driven by strength in the computers and peripherals industry. Apple, Inc. continued to impress as the company reported record-breaking revenues of over $46 billion in a quarterly earnings release, aided by the continued success of its iPhone 4S and iPad 2. An overweight to the consumer discretionary sector, a top-performing sector in the index, helped to boost relative gains, while stock selection also added relative value.

A significant underweight to the consumer staples sector detracted from relative performance as investors sought refuge in traditional safe-haven assets in a volatile market environment. However, the negative effect was slightly offset by positive stock selection in the food and staples retailing industry. Similarly, a lack of exposure to the utilities sector detracted from relative performance. Stock selection in the health care sector dampened relative gains.

For the year ended May 31, 2012, the Blue Chip Growth Fund returned 4.04% compared to -0.41% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
4.04%	1.72%	5.01%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Broad Cap Value Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Barrow, Hanley, Mewhinney & Strauss, LLC

The Broad Cap Value Income Fund posted a return of -4.87% for the twelve-month period ending May 31, 2012, compared to a return of -3.88% for the Russell 1000® Value Index.

For the Fund this year, financial stocks have been the largest contributor to relative performance due to better stock selection than the Russell 1000® Value benchmark. Individual standouts included Discover Financial Services and Wells Fargo & Co. Stock selections in energy and consumer staples also benefited performance for the period, as did industrials and telecommunication services. The top five individual contributors to absolute performance included Goodrich Corp., Discover Financial Services, Philip Morris International, Inc., Microsoft Corp. and UnitedHealth Group, Inc.

The stock selection contributions mentioned above were offset by negative stock selection within healthcare, consumer discretionary, information technology, and materials. Top detractors from these sectors included WellPoint, Inc. and Baxter International, Inc., Royal Caribbean Cruises, Ltd. and International Game Technology, Hewlett-Packard Co. and Xerox Corp., and Sealed Air Corp.

For the year ended May 31, 2012, the Broad Cap Value Income Fund returned -4.87% compared to -3.88% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-4.87%	-1.89%	2.36%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Capital Conservation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Capital Conservation Fund posted a return of 6.81% for the twelve-month period ended May 31, 2012, compared to a return of 7.12% for the Barclays U.S. Aggregate Bond Index.

Sector selection had a negative impact on performance during the period. Overweight positions in the higher risk asset classes were impacted by the flight to quality market conditions that were experienced during the period. Negative excess returns were generated primarily during the latter half of 2011 as the U.S. Debt ceiling debate and subsequent downgrade coupled with European Sovereign debt fears disrupted credit markets. Overweight positions in collateralized mortgage backed securities (CMBS), asset backed securities and investment grade financials were the primary detractors. Portfolio positions in U.S. Treasuries, government agencies and industrials tempered the impact.

Security selection was positive overall during the period. High quality positions performed best. Top performing securities included U.S. Treasury notes maturing in 2037 and 2039. These positions also possessed longer duration which benefited the portfolio as long term rates made a significant move lower. Fannie Mae notes were also among the top performers. Poor performing securities included CMBS positions.

For the year ended May 31, 2012, the Capital Conservation Fund returned 6.81% compared to 7.12% for the Barclays U.S. Aggregate Bond Index.

*	The Barclays U.S. Aggregate Bond Index is an unmanaged index that is composed of securities from the Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
6.81%	5.60%	5.04%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Core Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with BlackRock Investment Management, LLC

The Core Equity Fund posted a return of -7.63% for the twelve-month period ending May 31, 2012, compared to a return of -1.23% for the Russell 1000® Index.

On the positive side, stock selection in industrials (particularly in the aerospace & defense and airline industries) contributed to portfolio performance. An overweight in healthcare was also favorable, with strength most notable in the pharmaceutical and biotechnology industries.

Underperformance was driven by stock selection, particularly within the information technology, consumer discretionary and financials sectors. Selection among consumer staples names also hurt, as did an underweight in the sector. The Fund was underweight in key large-cap technology names within the benchmark that outperformed. At the same time, the Fund was overweight in semiconductors, which struggled during the period. Education services and consumer electronics retail holdings were the primary detractors in consumer discretionary. A general underweight in consumer staples hurt relative results as the defensive sector performed well during the volatile reporting period. Stock selection also hindered performance, most notably in the food & staples retailing industry. Positioning in the insurance industry was the key source of weakness within financials. In particular, the Fund was overweight in select life insurers that struggled amid the sharp declines in interest rates and emerging underwriting quality concerns.

For the year ended May 31, 2012, the Core Equity Fund returned -7.63% compared to -1.23% for the Russell 1000® Index.

*	The Russell 1000® Index is a market capitalization-weighted benchmark index made up of the 1,000 largest U.S. stocks in the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-7.63%	-3.13%	2.14%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Dividend Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Dividend Value Fund posted a return of 1.62% for the twelve-month period ending May 31, 2012, compared to a return of -3.88% for the Russell 1000® Value Index.

A discussion with Blackrock Investment Management, LLC — regarding their portion of the Fund (the “portfolio”)

Security selection was the primary driver of outperformance relative to the Russell 1000® Value Index for the annual period ending May 31, 2012. Stock selection was positive in eight out of ten S&P 500 Global Industry Classification Standard (GICS) sectors, led by selection in consumer discretionary as holdings such as Home Depot, Inc., Limited Brands, Inc. (not a benchmark member) and VF Corp. performed particularly well. Stock selection in financials also added to relative returns. Not owning Citigroup, Inc. and being underweight Bank of America Corp. contributed significantly to relative outperformance. Stock selection in information technology, consumer staples and health care also added to portfolio returns during the period. Conversely, stock selection in materials was the largest detractor from relative returns over the trailing one year period. Metals & mining holdings such as BHP Billiton, Ltd. and Rio Tinto, Ltd. (not benchmark members) performed particularly poorly. Also detracting from performance was stock selection in industrials.

Sector allocation added modestly to the portfolio’s performance relative to the benchmark Russell 1000® Value Index for the annual period ended May 31, 2012. The largest contributor to overall performance was an underweight position in financials. Also adding to performance was an overweight position in the consumer staples sector, as tobacco holdings such as Philip Morris International, Inc., Lorillard, Inc. and Altria Group, Inc. each delivered double-digit returns for the period. The portfolio’s overweight in telecommunications services also added modestly to relative returns. Conversely, an overweight to the materials sector was a large detractor from relative returns during the period. Also hindering relative performance was the portfolio’s underweights to health care and information technology as well as an overweight to the energy sector.

A discussion with SunAmerica Asset Management Corp. — regarding their portion of the Fund (the “portfolio”)

For the portfolio as a whole, security selection provided the majority of the gains, and was particularly strong in the information technology, energy, consumer discretionary, and industrials groups. Other large contributors to performance included a consumer staples overweight, no exposure to the financials sector, and an underweight to energy.

Detracting from portfolio returns were an overweight exposure to both the materials and information technology sectors, as well as a zero exposure to utilities and an underweight to consumer discretionary.

Top individual contributors during the year were Bristol-Myers Squibb Co., Altria Group, Inc., General Electric Co., Philip Morris International, Inc., Verizon Communications, Inc., and Intel Corp. The largest individual detractors were Strayer Education, Inc., CenturyLink, Inc., Meredith Corp., Lincare Holdings, Inc., and Applied Materials, Inc. Of the main detractors, Strayer Education, Inc. and Meredith Corp. were no longer in the portfolio at the end of the period.

For the year ended May 31, 2012, the Dividend Value Fund returned 1.62% compared to -3.88% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forcasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
1.62%	-2.33%	3.79%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Emerging Economies Fund posted a return of -15.99% for the twelve-month period ending May 31, 2012, compared to a return of -20.32% for the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index (net) and -12.43% for the S&P Global BMI Gross Index (TR).

Effective October 1, 2011, J.P. Morgan Investment Management, Inc. became the sub-adviser to the Fund replacing Blackrock Financial Management, Inc. Concurrently, the Fund’s name and benchmark was changed to reflect a change in the investment style from Global Equity to Emerging Markets.

A discussion with J.P. Morgan Investment Management Inc.

For the period October 1, 2011 to May 31, 2012, the Fund outperformed its benchmark, the MSCI Emerging Markets Index (net).

The Fund’s underweight position in India, and overweights in Thailand and China contributed to relative returns. This was partially offset by overweight exposures in Brazil, Poland and Russia, which detracted from results.

From a sector perspective, overweights in information technology and consumer staples, and underweight in materials, added to relative performance. Alternatively, the Fund’s underweight in telecommunication services and financials, coupled with an overweight in energy, detracted from relative returns.

Some of the top individual contributors included China’s Great Wall Motor Co., Ltd., Brazil’s Companhia de Bedidas America ADR, Thailand’s Charoen Pokphand Foods Pcl, South Africa’s Imperial Holdings, Ltd., and South Korea’s Samsung Electronics Co., Ltd. The leading individual detractors were MMC Norilsk Nickel OJSC, KGHM Polska Miedz S.A., E Ink Holdings, Inc. and Infosys, Ltd.

A discussion with BlackRock Financial Management, Inc.

The Fund underperformed its benchmark, the S&P Global BMI Gross Index (TR), between June 1, 2011 and September 30, 2011. Some of the underperformance was due to the Fund’s sensitivity to world economic events (including the European debt crisis, the lack of a coordinated response to the U.S. debt crisis, and a potential slowdown in China). There were two additional reasons for this poor relative performance. First, holdings in the materials and industrials sectors were more economically sensitive than anticipated. For example, positions in Huntsman Corp., Xstrata PLC, Newcrest Mining, Ltd., SPX Corp., Adecco SA, and Hyundai Engineering & Construction Co., Ltd. underperformed and served as key detractors relative to the benchmark. Second, Fund holdings in consumer discretionary, IT and financials had greater exposure to the end markets within the developing world countries than did the benchmark.

VALIC Company I Emerging Economies Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2012, the Emerging Economies Fund returned -15.99% compared to -20.32% for the MSCI Emerging Markets Index (net) and -12.43 for the S&P Global BMI Gross Index (TR).

*	The S&P Global BMI Gross Index (TR) is a comprehensive, rules-based index designed to measure global stock market performance. The index covers all publicly listed equities with float-adjusted market values of US$100 million or more and annual dollar value traded of at least US$50 million in all included countries. The index is composed of the S&P Developed BMI (25 markets) and the S&P Emerging BMI (21 markets).

**	Effective October 1, 2011, the Fund determined to use the MSCI Emerging Markets Index (net) as its primary benchmark because the Index provides a more appropriate measure of performance in light of the Fund’s new investment goal and investment strategy. MSCI Emerging Markets Index (net) captures large and mid-cap representation across 21 emerging market countries. The index covers approximately 84% of the free-float adjusted market capitalization in each country. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-15.99%	-8.18%	-1.37%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Foreign Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Templeton Global Advisors Ltd.

The Foreign Value Fund posted a return of -26.11% for the twelve-month period ending May 31, 2012, compared to a return of -20.48% for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net).

The Fund’s sector allocation had a roughly neutral impact on Fund performance relative to the benchmark. Above-benchmark exposures to the health care and telecommunications sectors and a below-benchmark allocation to the economically sensitive materials sector positively benefited relative performance during the 12-month period. These contributions were largely offset by an underweight in the traditionally defensive consumer staples sector and, to a lesser extent, an overweighting in the more cyclical information technology sector.

Security selection had an overall negative impact on relative Fund performance during the annual period. The Fund’s holdings in the consumer staples sector were major detractors from a stock selection standpoint. Two of the positions responsible for the weakness in this sector were Premier Foods PLC (not a benchmark component) and Nestle S.A. Stock selection in financials, industrials, and consumer discretionary also hindered performance. The financials sector had seven of the Fund’s ten biggest detractors, all hailing from Europe. Individual detractors included ING Groep N.V., Credit Suisse Group AG, Aviva PLC and AXA SA. On the positive side, several individual securities in the Fund contributed to relative results. Off-benchmark positions in Samsung Electronics Co., Ltd. and Taiwan Semiconductor Manufacturing Co., Ltd. benefited the Fund. Other contributors included Swiss Re AG, GlaxoSmithKline PLC and telecommunications companies Singapore Telecommunications, Ltd. and Vodafone Group PLC.

The Fund benefited from its regional allocations, with exposure to non-benchmark Asian countries South Korea and Taiwan mostly offsetting a detractive underweight in Japan and overweight in India. However, stock selection weighed on performance at the regional level, particularly in Europe, where United Kingdom positions especially hindered performance.

For the year ended May 31, 2012, the Foreign Value Fund returned -26.11% compared to -20.48% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-26.11%	-5.98%	-0.28%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Real Estate Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Real Estate Fund posted a return of -7.94% for the twelve-month period ended May 31, 2012, compared to a return of -6.28% for the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/NAREIT”) Developed Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

U.S. Equity REITs outperformed the broad market, as measured by the MSCI World Index, during the fiscal year, given investor preference for domestic dividend paying stocks. Furthermore, the portfolio delivered outperformance versus the benchmark, the FTSE EPRA/NAREIT Index. Stock selection in office, health care and apartment REITs helped the fund’s relative performance. Additionally, an overweight in apartment REITs also proved to be a relative contributor. Conversely, an underweight in retail freestanding REITs and manufactured homes detracted from relative performance. Stock selection in retail shopping centers also hurt relative performance.

Top individual contributors during the fiscal year included Simon Property Group, Inc. and Public Storage. Simon Property Group, Inc., a REIT which offers an attractive portfolio of top-tier U.S. regional malls, benefited from improvement in regional mall fundamentals. We sold the position in Public Storage following its outperformance and invested the proceeds elsewhere.

Vornado Realty Trust and Host Hotels & Resorts, Inc., however, were top detractors from performance during the fiscal year. Fundamental weakness in Vornado’s core Washington D.C. market, combined with negative company specific catalysts, lead to below average earnings growth and asset value declines. Therefore, this position was sold during the fiscal year. Host Hotels & Resorts, Inc., detracted from performance. We continued to hold Host Hotel & Resorts, Inc. at the close of the fiscal year as we believed the underperformance to be temporary.

A discussion with Goldman Sachs Asset Management, L.P. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the FTSE EPRA/NAREIT index, which is comprised of both U.S. and International REITs. The portfolio does not invest in the U.S. market, which detracted from performance relative to the Fund benchmark. The international real estate securities market (as represented by the FTSE EPRA/NAREIT Developed ex-U.S. Real Estate Index) returned -13.50% for the one year period ended May 31, 2012, as did the portfolio on a gross basis. Within the FTSE EPRA/NAREIT Developed ex-U.S. Real Estate Index, Canada and New Zealand were the top performers from a country perspective.

For the period within the portfolio, stock selection contributed to performance in Japan (overweight Sankei Building Co.). From a country allocation perspective, Japan and Australia were the top contributors to performance. Conversely, stock selection detracted from performance in Continental Europe (overweight to Globe Trade Centre). From a country allocation perspective, Continental Europe and China were the top detractors from performance.

For the year ended May 31, 2012, the Global Real Estate Fund returned -7.94% compared to -6.28% for the FTSE EPRA/NAREIT Developed Index.

*	The FTSE EPRA/NAREIT Developed Index is a global market capitalization weighted index composed of listed real estate securities in the North American, European and Asian real estate markets.

Average Annual Total Returns as of May 31, 2012
1 Year	Since Inception*
-7.94%	0.32%
*	Inception date of Fund: March 10, 2008

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Social Awareness Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Global Social Awareness Fund posted a return of -11.20% for the twelve-month period ending May 31, 2012, compared to a return of -11.02% for the Morgan Stanley Capital International (MSCI) World Index (net).

Stock selection and currency translation were positive contributors during the period. Country weightings detracted from overall performance.

In terms of stock selection, Apple, Inc. and Visa, Inc. were the greatest performers within the Fund. These companies performed well on a stock selection basis due to their relative out-performance versus their respective sectors. Microsoft Corp., Wells Fargo & Co., and Intel Corp. were also among the top five performers. Metlife, Inc., BHP Billiton, Ltd., Apache Corp., Credit Agricole SA and BNP Paribas SA were the worst performers.

The sector exposure which helped the Fund the most was the underweight position in energy, which was one of the worst performing sectors for the year. Another contributing exposure was the overweighting in health care, which relatively outperformed the index. An overweight to financials detracted overall.

On a country basis, overweighting the United Kingdom, Spain, Greece and France securities detracted as did an underweight to the United States. Positive gross returns were found only in the US and Norway during the period.

For the year ended May 31, 2012, the Global Social Awareness Fund returned -11.20% compared to -11.02% for MSCI World Index (net).

*

The MSCI World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index (net) consisted of the following 24 developed market country Indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-11.20%	-4.20%	2.17%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Global Strategy Fund posted a return of -10.28% for the twelve-month period ending May 31, 2012, compared to a return of -12.29% for the Morgan Stanley Capital International All Country (“MSCI AC”) World Index (net).

A discussion with Franklin Advisers, Inc. — regarding their portion of the Fund (the “portfolio”) (Fixed Income)

While negative on an absolute basis, the portfolio outperformed the MSCI AC World Index (net) for the period. Overall duration position, country weighting and currency exposures were all positive relative to the MSCI AC World Index (net).

The portfolio invests in investment-grade global government bonds, below investment-grade global government bonds, sovereign debt, supranational bonds and cash. As compared to the JP Morgan Global Government Bond Index “JGBI”, which invests solely in government bonds and sovereign debt. In comparison to this fixed income index, the portfolio underperformed as a result of various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

The portfolio maintained a defensive duration versus the JGBI. The underweighted duration exposure in U.S. and Japan detracted from relative performance as yields did not increase significantly during the period.

Currency exposure versus the JGBI detracted from relative performance during the period.

Overall, exposure to Asian currencies detracted from relative performance. Euro depreciation against the U.S. dollar during the period led the portfolio’s heavily underweighted euro positioning to be a major contributor to relative performance.

Sovereign credit positioning versus the JGBI during the period detracted from relative performance as risk aversion led spreads to widen between yields on sovereign credits and their underlying “risk-free assets” such as U.S. Treasuries.

A discussion with Templeton Investment Counsel, LLC — regarding their portion of the Fund (the “portfolio”) (Equity)

For the year ended May 31, 2012, relative to the MSCI AC World Index (net), stock selection in the telecommunication services and financials sectors weighed on performance. Notable detractors included diversified telecommunications providers Telefonica SA and France Telecom SA. Among financials, poor performers included UniCredit SpA, Credit Agricole SA as well as ING Groep NV. Underweighting and stock selection in the consumer staples sector, notably TESCO PLC, also detracted from relative results. In the energy sector, Chesapeake Energy Corp. and Talisman Energy, Inc. hindered performance. In addition, the U.S. dollar appreciated versus most foreign currencies for the fiscal year, which also detracted from performance because investments in securities with non-U.S. currency exposure lost value as the dollar appreciated.

In contrast, overweighting and stock selection in the health care sector boosted relative results. Several U.S. holdings aided performance, including Amgen, Inc., Gilead Sciences, Inc., Pfizer, Inc. and Watson Pharmaceuticals, Inc. Underweighting in the poorly performing materials sector also helped relative results. Stock selection in the consumer discretionary sector was also beneficial, including Comcast Corp., Time Warner Cable, Inc. and Target Corp. In addition, Samsung Electronics Co., Ltd. and CVS Caremark Corp. were key contributors.

From a geographic perspective, overweighting in Europe, which suffered from general investor risk aversion, underweighting in the U.S. and stock selection in Latin America detracted from relative results. However, stock selection in Asia, particularly in South Korea and Taiwan, and no exposure to Australia helped relative performance.

VALIC Company I Global Strategy Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2012, the Global Strategy Fund returned -10.28% compared to -12.29% for the MSCI AC World Index (net).

*	The MSCI AC World Index (net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index consisted of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-10.28%	1.62%	5.80%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Government Securities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Government Securities Fund posted a return of 9.19% for the twelve-month period ending May 31, 2012, compared to a return of 9.19% for the Bank of America Merrill Lynch (“BofA ML”) U.S. Treasury Master Index and 8.31% for the Barclays U.S. Government Bond Index.

A discussion with SunAmerica Asset Management Corp. — regarding their portion of the Fund (“the portfolio”)

During the fiscal period ended May 31, 2012, the U.S. Treasury market rallied as the sovereign debt crisis in Europe had dominated the headlines. Even after the U.S. government lost its AAA credit rating, investors continued to demand Treasuries. The increased buying caused the 10-year Treasury note to fall.

Portfolio performance was positively impacted by fluctuations in underlying U.S. Treasury security performance. When U.S. Treasury yields declined with intensifying investor concerns regarding the economy during the early months of the annual period, the portfolio delivered positive returns.

A significant position in mortgage-backed pass-through securities aided relative performance. Mortgage-backed securities outperformed U.S. Treasuries during the annual period.

Effective November 14, 2011, JP Morgan Investment Management, Inc was added as an additional Sub-Adviser to the Fund.

A discussion with J.P. Morgan Investment Management Inc. .— regarding their portion of the Fund (“the portfolio”)

For the period November 14, 2011 through May 31, 2012 the main driver of excess return versus the BofA ML U.S. Treasury Master Index was security selection in the mortgage portion of the portfolio, as mortgage-backed securities outpaced Treasuries on a comparable-duration basis over the period. Specifically, agency collateralized mortgage obligations generally outpaced pass-through mortgages. A minor allocation to credit and commercial mortgage-backed securities also contributed to excess return relative to the BofA ML U.S. Treasury Master Index, with both sectors outpacing comparable-duration Treasuries. The portfolio’s underweight to Treasury securities relative to the BofA ML U.S. Treasury Master Index detracted from performance as Treasury rates ended lower than they began, driven by continued fears in the marketplace regarding U.S. economic prospects and the European financial crisis

For the year ended May 31, 2012, the Government Securities Fund returned 9.19% compared to 9.19% for the BofA ML U.S. Treasury Master Index and 8.31% for the Barclays U.S. Government Bond Index.

*	The Barclays U.S. Government Bond Index is a market-value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.

**	Effective October 1, 2011, the Fund changed its broad-based index to the BofA ML U.S. Treasury Master Index, which management believes is a comparable index. The BofA ML U.S. Treasury Master Index tracks the performance of all outstanding Treasury Bills issued by the U.S. Government.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
9.19%	5.73%	4.81%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with American Century Investment Management, Inc. (“American Century”)

The Growth Fund posted a return of -0.78% for the twelve-month period ending May 31, 2012, compared to a return of 1.49% for the Russell 1000® Growth Index.

The Fund’s underperformance, relative to the benchmark, was driven entirely by stock selection, while sector allocation had a positive impact on relative results. Stock selection in the information technology and financials sectors detracted the most from performance versus the benchmark.

Stock choices among computer hardware makers and software companies contributed the bulk of the underperformance in the information technology sector. Noteworthy individual detractors included data storage device maker EMC Corp. and virtual software producer Citrix Systems, Inc.

In the financials sector, a combination of security selection and an overweight position in commercial banks was responsible for much of the underperformance. The most significant detractors in this sector included real estate leasing and brokerage firm CB Richard Ellis Group and asset manager BlackRock, Inc.

On the positive side, the Fund’s health care and telecommunication services stocks outperformed their counterparts in the Russell 1000® Growth Index. Stock selection among life sciences companies and pharmaceutical firms added value in the health care sector, while wireless telecommunication stocks generated virtually all of the outperformance in the telecommunications services sector. The top performers in these two sectors included life science tools producer Illumina, Inc. and wireless tower operation Crown Castle International Corp.

For the period ended May 31, 2012, the Growth Fund returned -0.78% compared to 1.49% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-0.78%	3.06%	2.75%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Growth & Income Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Growth & Income Fund posted a return of -5.23% for the twelve-month period ending May 31, 2012, compared to a return of -0.41% for the S&P 500® Index.

A discussion with SunAmerica Asset Management Corp. — regarding the “value” oriented portion of the Fund (the “portfolio”)

The value oriented portfolio underperformed the Fund’s benchmark, the S&P 500® Index. Stock selection in the industrials and healthcare groups were additive to performance during the period. Underweight allocation to the former group was also beneficial. Conversely, factors that detracted from performance included stock selection and underweight exposure to the information technology sector. Sector investments among consumer discretionary and financial companies as detracted on a relative basis.

Several individual stocks assisted portfolio performance during the fiscal period, particularly Microsoft Corp., Apple, Inc., Textron, Inc., Capital One Financial Corp. and UnitedHealth Group Inc. Stocks hindering performance included Bank of America Corp., Corning, Inc., Interpublic Group of Companies, JPMorgan Chase & Co. and Lincoln National Corp.

A discussion with SunAmerica Asset Management Corp. — regarding the “growth” oriented portion of the Fund (the “portfolio”)

The growth oriented portfolio underperformed the Fund’s benchmark, the S&P 500® Index.

During the period, sector allocation contributed positively to relative performance, but was more than offset by the negative impact of disappointing stock selection, particularly among information technology, telecom services, and energy names. Decisions to underweight the energy and financial sectors, while overweighting consumer discretionary, were rewarded.

Poor stock selection in all sectors except industrials, financials, and materials detracted from performance.

Among individual holdings, Apple, Inc., Starbucks Corp., Alexion Pharmaceuticals, Inc., Lululemon Athletica, Inc. and Pharmassett were top absolute contributors during the period. Notable detractors included Schlumberger, Ltd., MetroPCS Communications, Inc., Goldman Sachs, Micron Technology, Inc. and Guess? Inc.

For the year ended May 31, 2012, the Growth & Income Fund returned -5.23% compared to -0.41% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-5.23%	-3.03%	2.07%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Health Sciences Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with T. Rowe Price Associates, Inc.

The Health Sciences Fund posted a return of 5.81% for the twelve-month period ending May 31, 2012, compared to a return of 2.60% for the S&P 500® Health Care Index.

A significant overweight position and stock selection in the biotechnology industry were the greatest contributors to relative returns. Within the biotech industry, Alexion Pharmaceuticals, Inc. was the top contributor. Non-benchmark positions in Pharmasset and Regeneron Pharmaceuticals, Inc. also turned in strong performances and were among the Fund's top five contributors. Biotechnology remains the largest allocation in the Fund.

Stock selection and an underweight to the products and devices segment also supported relative results as the segment posted negative absolute returns for the period. Holdings in Indexx Laboratories and Conceptus, Inc. drove relative returns in this segment.

Stock selection in the services industry also contributed to performance. Sxc Health Solutions Corp. (not a benchmark name) was the leading contributor from this industry.

The pharmaceuticals industry was the leading detractor from relative performance due to an underweight position and stock selection. A significant underweight to Abbott Laboratories, a lack of exposure to Bristol Meyers Squibb Co., and a holding in Valeant Pharmaceuticals International, Inc. (not a benchmark member) drove relative underperformance in the sector.

During the year ended May 31, 2012, the Fund invested in various types of options, which had a positive impact on performance.

For the year ended May 31, 2012, the Health Sciences Fund returned 5.81% compared to 2.60% for the S&P 500® Health Care Index.

*

The S&P 500® Health Care Index is an unmanaged, market-capitalization weighted index consisting of healthcare companies in the S&P 500® Index and is designed to measure the performance of the healthcare sector.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
5.81%	7.72%	10.35%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Inflation Protected Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Inflation Protected Fund posted a return of 9.93% for the twelve-month period ending May 31, 2012, compared to a return of 13.19% for the Barclays U.S. Treasury Inflation-Protected (“TIPS”) Index.

Asset allocation and currency exposure contributed negatively to returns and outweighed the positive contribution from security selection and longer duration positioning versus the benchmark.

Among specific securities, Bank of America Corp., ING Bank and Morgan Stanley floating-rate securities were among the worst performers, while Government of Australia Bonds 3.00% due 09/20/25, Government of Canada Bonds 1.50% due 12/01/44 and Sallie Mae were among the best performers.

For the year ended May 31, 2012, the Inflation Protected Fund returned 9.93% compared to 13.19% for the Barclays U.S. TIPS Index.

*	The Barclays U.S. TIPS Index measures the performance of fixed-income securities with fixed-rate coupon payments that adjust for inflation, as measured by the Consumer Price Index for All Urban Consumers.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
9.93%	6.86%	5.09%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Equities Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Equities Fund posted a return of -21.18% for the twelve-month period ending May 31, 2012, compared to a return of -20.48% for the Morgan Stanley Capital International Europe, Australasia and the Far East (“MSCI EAFE”) Index (net).

As of May 31, 2012, the Fund has 10% in emerging markets, and 90% in developed markets which closely matches the MSCI EAFE Index (net) regional exposure with Europe and Japan being underweighted to the benefit of Asia ex-Japan.

The Fund’s underperformance was mostly due to stock selection. The country weights and currency translation contributed the most to the overall return. In terms of country performance, our underweight position in Japan contributed the most for the year. This was partially offset by the overweighting in Italy which was one of the worst performers during the year. In terms of stock selection, Glaxosmithkline PLC (GSK LN) and Nestle SA (NESN VX) were the greatest performers. Conversely, BNP Paribas SA (BNP FP) and BHP Billiton, Ltd. were the largest detractors. For the year, the Fund held equity index futures to equitize cash and help manage cash flow, which contributed to performance.

For the year ended May 31, 2012, the International Equities Fund returned -21.18% compared to -20.48% for the MSCI EAFE Index (net).

*	The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-21.18%	-7.87%	2.44%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Government Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The International Government Bond Fund posted a return of 2.86% for the twelve-month period ending May 31, 2012, compared to a return of 2.82% for the Citigroup World Government Bond Index (“WGBI”) (unhedged), a return of 7.01% for the JP Morgan Emerging Markets Bond Index Plus (“EMBI”) Global Diversified Index, a return of 4.52% for the Blended Index (old), and a return of 4.11% for the Blended Index (new).

The Fund underperformed the Blended Index (new) during the reporting period. While security selection contributed positively to performance, asset allocation and FX selection detracted from relative performance.

With respect to the Fund’s asset allocation, both industrials and financials exposure underperformed, partially offset by the Fund’s government and government related allocations.

Security selection was positive overall stemming from positions in the European core government markets of Germany and Finland. Selection within both the Italian and Spanish bond markets detracted. Corporate credit selection results were mixed with positives from names such as Google, Inc. and Virgin Media, Inc. in the technology space offset by selective Brazilian exposure via Marfrig Group, (food company) and Banco Cruzeiro.

FX strategy was negative overall due to an overweight allocation to the Norwegian Krone and underweight in the Japanese yen with the latter benefitting specifically from periods of investor risk aversion. A strategically underweight Euro position provided a positive contribution. Within the emerging markets space overweights in both the Mexican peso and Polish zloty acted as a relative performance drag.

In examination of the Fund’s country allocation strategy, Argentina and Hungary detracted from performance with offsetting positives from the U.S. and U.K. markets.

For the year ended May 31, 2012, the International Government Bond Fund returned 2.86% compared to 7.01% for the JP Morgan EMBI Global Diversified Index, 2.82% for the Citigroup WGBI Index (unhedged) 4.52% for the Blended Index (old) and 4.11% for the Blended Index (new).

*	The Citigroup WGBI Index (unhedged) is an unmanaged index of debt securities of major foreign government bond markets.

**	Effective October 1, 2011, the Fund changed its broad based index to the JP Morgan EMBI Global Diversified Index which tracks total returns for U.S. dollar-denominated debt instruments (Eurobonds, loans, etc) issued by emerging markets sovereign and quasi-sovereign entities. The EMBI Global Diversified is uniquely weighted and limits the weights of the countries with larger debt stocks by only including specified portions of these countries eligible current face amounts of debt outstanding.

***	Effective October 1, 2011, the Blended Index (new) is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI Global Diversified Index (30%). Management believes the change in one of the components of the broad based index included in the Blended Index better reflects changes in the investment universe.

†	The JP Morgan EMBI+ Index tracks total returns for traded external debt instruments in the emerging markets. The instruments include external currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

††	The Blended Index (old) is comprised of the Citigroup WGBI Index (unhedged) (70%) and the JPMorgan EMBI+ Index (30%).

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
2.86%	6.21%	7.98%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Growth Fund posted a return of -16.96% for the twelve-month period ending May 31, 2012, compared to a return of -20.48% for the Morgan Stanley Capital International Europe, Australasia, Far East (“MSCI EAFE”) Index (net).

A discussion with American Century Investment Management, Inc. — regarding their portion of the Fund (the “portfolio”)

Solid stock selection in the consumer discretionary and industrials sectors aided the portfolio’s relative returns. Conversely, an underweight position, relative to the benchmark, in the health care sector hindered relative performance, as did ineffective stock selection in the financials sector.

Overall, effective stock selection contributed considerably to outperformance. Leading individual contributors included South Korea-based technology company Samsung Electronics Co., Ltd. France-based Zodiac Aerospace, which produces seating, cabin systems, and other aircraft interior components, also reported solid financial results.

Prominent individual detractors included Taiwan-based cellular handset producer HTC Corp., which plummeted as it reported a drop off in smartphone sales and endured a delay in shipments to the U.S. due to customs issues.

From a geographic perspective, investments in France and Spain enhanced relative gains. Alternatively, weak performers from the U.K. hurt performance, as did exposure to declining names in Russia — a non-benchmark country.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

Despite a sharp rally in early 2012, markets ended the 12-month period on a negative note.

On an absolute basis, nine of the ten portfolio sector allocations were down for the period with the energy, financials and materials sectors seeing the largest declines. Portfolio exposure in the utilities sector was the only positive. On a relative basis however, a focus on quality enabled the portfolio to fare meaningfully better than the benchmark. The portfolio outperformed the index in eight of ten invested sectors with the largest contribution to relative outperformance coming from the financials, materials and information technology sectors.

The portfolio held 10% cash over the period. This higher than average cash position was advantageous in a market that was down 20% (as represented by the MSCI EAFE Index (net)). It is important to note that the portfolio does not use cash for “top down” tactical asset allocation purposes. When the portfolio’s cash position has been higher than average, it has reflected a lack of good “EQV” (earnings, quality, valuation) investment opportunities in the market place, rather than an overall negative opinion on markets.

From a geographic perspective, stock selection in the United Kingdom, Spain and Germany were the largest positive contributors to relative results. In contrast, stock selection combined with an underweight in Japan was a drag on relative results. Exposure to select emerging markets countries detracted as well (the index has no exposure to this space.)

A discussion with Massachusetts Financial Services Company — regarding their portion of the Fund (the “portfolio”)

Positive stock selection in the technology sector was a primary contributor to the portfolio’s relative outperformance, led by holdings of South Korean microchip and electronics manufacturer Samsung Electronics Co., Ltd, global semiconductor manufacturer Taiwan Semiconductor Manufacturing Co., Ltd, and imaging, healthcare, and medical products manufacturer Hoya Corp. (Japan). Strong stock selection in the basic materials sector was also a positive factor for relative results. The portfolio’s holdings of industrial gas supplier Linde AG (Germany) and specialty chemicals manufacturer Shin-Etsu Chemical Co., Ltd. (Japan) were among the portfolio’s top relative contributors.

Stock selection and, to a lesser extent, the portfolio’s overweight position in the retailing sector also benefited relative performance, led by holdings of convenience store chain Lawson, Inc. (Japan). An overweight position in the consumer staples sector also supported relative results. Holdings of alcoholic beverage producer Diageo PLC (United Kingdom) were a significant contributor to the portfolio’s relative performance within this sector.

Stock selection in the transportation and industrial goods & services sectors were other positive factors for relative returns. The portfolio benefited from holdings of railroad company Canadian National Railway Co. (Canada). There were no individual stocks within the industrial goods & services sector that were among the portfolio’s top relative contributors.

The portfolio’s underweight allocation to the health care sector held back relative performance. Not holding strong-performing U.K. based pharmaceutical firm GlaxoSmithKline PLC hampered relative returns.

Stocks in other sectors that negatively impacted relative performance included the portfolio’s holdings of financial services firm ING Groep NV (Netherlands), banking firm ICICI Bank, Ltd. (India), human resources and employment services provider Randstad Holdings NV (Netherlands), electronics maker HTC Corp. (Taiwan), Hong Kong-headquartered retailer Esprit Holdings, Ltd., investment management and banking firm UBS AG (Switzerland), and paint and specialty chemicals manufacturer Akzo Nobel NV (Netherlands). Additionally, not holding voice and data communications services company Vodafone Group PLC (United Kingdom) and tobacco distributor British American Tobacco PLC (United Kingdom), which both performed well during the period, dampened relative performance.

During the reporting period, the portfolio’s currency exposure, resulting primarily from holdings of foreign denominated securities, was a detractor from relative performance. Investment decisions within the portfolio are driven by the fundamentals of each individual opportunity and as such, the portfolio may have different currency exposure than the benchmark.

VALIC Company I International Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2012, the International Growth Fund returned -16.96% compared to -20.48% for the MSCI EAFE Index (net).

*	MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index (net) consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-16.96%	-3.73%	4.54%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Cap Core Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Cap Core Fund posted a return of -4.78% for the twelve-month period ending May 31, 2012, compared to a return of -1.23% for the Russell 1000® Index and -0.41% for the S&P 500® Index.

Effective November 14, 2011, Columbia Management Investment Advisers, LLC replaced Wells Capital Management, Inc.

A discussion with Wells Capital Management, Inc. (“Wells Capital”)

The Fund was managed by Wells Capital from June 1, 2011 through November 13, 2011. Underperformance was driven primarily from stock selection. Consumer discretionary was the strongest relative performing sector led by Timberland Co., Home Depot, Inc. and Amazon.com, Inc. Information technology was the worst relative performing sector during the period, driven by both an underweight relative to the benchmark and individual stock selection. An overweight to financials also contributed to underperformance, led by Bank of America Corp and Ancestry.com.

A discussion with Columbia Management Investment Advisers, LLC (“Columbia”)

Columbia assumed management of the Fund on November 14, 2011. For the period, the strategy benefited from strong security selection in the information technology, consumer discretionary and industrials sectors, which more than offset poorer performance in utilities, health care and telecommunication services sectors.

Within the top performing information technology sector, Apple, Inc., eBay, Inc. and Skyworks Solution, Inc. were top performers. In consumer discretionary, Comcast Corp. and Delphi Automotive PLC were the top contributors. Among the holdings in the industrials sector, General Electric Co. and Tyco International, Ltd. were the leading contributors.

The utilities sector was the biggest detractor relative to the benchmark due to the Fund’s lone utility holding, Exelon Corp. The biggest detractor in health care was medical device and drug maker Baxter International, Inc.

The Fund had an average weight of approximately 3% in international names, which contributed negatively to performance relative to the benchmark.

For the year ended May 31, 2012, the Large Cap Core Fund returned -4.78% compared to -1.23% for the Russell 1000® Index and -0.41% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	Effective November 14, 2011, the Fund changed its broad-based index to the Russell 1000® Index because management believes it better reflects the investment style of the new sub-adviser, Columbia.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-4.78%	2.59%	4.94%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Capital Growth Fund posted a return of -6.45% for the twelve-month period ending May 31, 2012, compared to a return of 1.49% for the Russell 1000® Growth Index.

A discussion with SunAmerica Asset Management Corp. (“SunAmerica”) — regarding their portion of the Fund (the “portfolio”)

For the fiscal year ended May 31, 2012, sector allocation had a positive impact on relative portfolio performance. In particular, decisions to underweight energy and materials contributed positively to returns. However, the benefit of good sector allocation was not enough to offset the negative impact of poor stock selection during the period.

For the period, the portfolio underperformed due to poor stock selection in all sectors except industrials. In particular, poor selection among energy and technology stocks hurt relative performance. Among individual holdings, Apple, Inc., Starbucks Corp., Alexion Pharmaceuticals, Inc., Lululemon Athletica, Inc., and Pharmasset, Inc. were leading absolute contributors during the period, while Schlumberger, Ltd., MetroPCS Communications, Inc., Goldman Sachs Group, Inc., Micron Technology, Inc., and Guess?, Inc. were the leading detractors to absolute performance.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio had negative returns and underperformed versus its benchmark, the Russell 1000® Growth Index during the period.

The portfolio underperformed by the widest margin in the information technology sector primarily attributable to stock selection. Rovi Corp. and EMC Corp. were the portfolio’s largest detractors. The drag from these positions offset the contributions from Apple, Inc. and Visa, Inc., which were among the biggest contributors to the portfolio. The portfolio underperformed relative to the index in the health care sector driven by stock selection as well. Illumina, Inc. and Dendreon Corp., were the largest detractors within health care. In energy, the portfolio also underperformed driven by stock selection and an emphasis on service providers and exploration companies with higher growth rates, which were more volatile than the defensive integrated oil companies and the broader energy group. These firms included Weatherford International, Ltd., Halliburton Co. and National Oilwell Varco, Inc.

Some of this underperformance was offset by outperformance in the telecommunication services sector driven by stock selection. American Tower Corp., a wireless tower operator, was a strong contributor.

During the reporting period, the most significant changes included additions in the consumer discretionary, financials and consumer staples sectors. Exposure was decreased in the energy and materials sectors. The portfolio’s largest overweight sectors at the close of the reporting period were consumer discretionary, information technology, financials and industrials. The portfolio’s largest underweight position was in the consumer staples sector where valuations have been elevated relative to expected growth, especially when compared with other sectors.

VALIC Company I Large Capital Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the period ended May 31, 2012, the Large Capital Growth Fund returned -6.45% compared to 1.49% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-6.45%	-0.48%	2.63%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp. (“SunAmerica”)

The Mid Cap Index Fund posted a return of -6.38% for the twelve-month period ending May 31, 2012, compared to a return of -6.09% for the S&P MidCap 400® Index.

The Fund is passively managed to track the S&P MidCap® 400 Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the period, two S&P Midcap 400 Index sectors appreciated; consumer discretionary and utilities gaining 6.3% and 5.1%, respectively. The energy and information technology sectors were the principal laggards, returning -27.2% and -17.3%, respectively.

In terms of contributions, Regeneron Pharmaceuticals, Inc., Monster Beverage Corp., Equinix, Inc., Dollar Tree, Inc., and PetSmart, Inc. were the most additive positions during the period. The positions which detracted the most included Green Mountain Coffee Roasters, Inc., Arch Coal, Inc., Cimarex Energy Co., Rovi Corp. and Atmel Corp.

For the year ended May 31, 2012, the Mid Cap Index Fund returned -6.38% compared to -6.09% for the S&P MidCap 400® Index.

*

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®, “S&P®,” and “S&P MidCap 400®,” are trademarks of S&P.

The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-6.38%	1.45%	6.86%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Mid Cap Strategic Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Strategic Growth Fund posted a return of -12.67% for the twelve-month period ending May 31, 2012, compared to a return of -6.31% for the Russell Midcap® Growth Index.

A discussion with RCM Capital Management, LLC (“RCM Capital”) regarding their portion of the Fund (the “portfolio”).

Both sector selection and security selection were negative versus the benchmark over the time period. Adverse stock selection accounted for the majority of the performance shortfall. In terms of security selection, the technology sector was the largest area of weakness with Netflix, Inc., Groupon, Inc., and ON Semiconductor Corp. being significant detractors. In the materials sector, holding names such as Owens-Illinois, Inc. and Cliffs Natural Resources, Inc. also contributed to the negative security selection. Conversely, security selection within the consumer discretionary sector was strong with holdings in Dollar Tree, Inc., Tractor Supply Co., and Dick’s Sporting Goods, Inc. among the top performers. Security selection among energy stocks was also positive over the time period. In terms of sector selection, our allocations to the energy, utilities, consumer discretionary, and technology sectors were negative contributors versus the benchmark.

However, underweighting the telecommunication services and overweighting the healthcare sectors were modestly positive to performance versus the benchmark.

A discussion with Morgan Stanley Investment Management, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed the Russell Midcap® Growth Index (the “Index”) for the 12-month period ended May 31, 2012.

The consumer discretionary sector was the largest detractor from relative performance, primarily due to stock selection, although an underweight in the sector also hurt performance. Video streaming service Netflix, Inc., Chinese travel booking web site ctrip.com, and South African media company Naspers, Ltd. were the weakest holdings within the sector. Stock selection and an overweight in the technology sector also dampened relative returns. Positions in Russian search engine Yandex NV and social network game developer Zynga, Inc. led the sector lower. Stock selection in the materials and processing sector further diminished performance, with mining stocks Molycorp, Inc. and Lynas Corp. and potash producer Intrepid Potash, Inc. among the main detractors.

Stock selection and an overweight in the producer durables sector contributed positively to relative performance. The Fund benefited from good performance from holdings in risk analytics firm Verisk Analytics, Inc., product testing and certification provider Intertek Group PLC, and water treatment and chemicals company Nalco Co. Positive performance also came from the stock selection in the utilities sector, due to a holding in infrastructure assets owner Brookfield Infrastructure Partners LP. Stock selection in the consumer staples sector bolstered performance as well. Within the sector, pediatric nutrition manufacturer Mead Johnson Nutrition Co. added to returns.

For the year ended May 31, 2012, the Mid Cap Strategic Growth Fund returned -12.67% compared to -6.31% for the Russell Midcap® Growth Index.

*

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-12.67%	0.74%	5.29%
*	Inception date of Fund: December 20, 2004

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Money Market I Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market I Fund posted a return of 0.01% for the twelve-month period ending May 31, 2012, compared to a return of 0.04% for the Citi Treasury Bill Three-Month Index.

The economic period for 2011 and the first half of 2012 was marked by a European sovereign debt crisis and a low yield environment. The Federal Reserve cited the economy has been expanding moderately, notwithstanding some apparent slowing in global growth. The Federal Open Market Committee “FOMC” maintained a target range for the federal funds rate at 0.00 to 0.25 percent for 2011 and the first half of 2012.

Fund performance was affected by historically low interest rates that extended throughout 2011. One-month Certificates of Deposit held a twelve month average yield of 0.20%.

Given the low yield environment that existed throughout the year, the Fund employed a barbell investment strategy, with greater concentrations in short dated fixed-rate securities and longer term floating rate securities. Thus, Fund performance was affected by a selection of securities that were either short dated, between one to seven days, or by longer dated securities with floating rate reset dates of ninety days.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
0.01%	1.03%	1.66%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Nasdaq-100® Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Nasdaq-100® Index Fund posted a return of 6.91% for the twelve-month period ending May 31, 2012, compared to a return of 7.57% for the Nasdaq-100® Index.

The Fund is passively managed to track the Nasdaq-100® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

Several individual stocks assisted the Fund’s performance during the annual period, particularly Apple, Inc., Microsoft Corp., Intel Corp., and Google, Inc. Stocks which hindered performance included Oracle Corp., Research In Motion Ltd., Netflix, Inc., and First Solar, Inc.

For the year ended May 31, 2012, the Nasdaq-100® Index Fund returned 6.91% compared to 7.57% for the Nasdaq-100® Index.

*

The Nasdaq-100® Index includes 10 of the largest domestic and international non-financial securities listed on The NASDAQ Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

The Nasdaq-100®, Nasdaq-100 Index®, and Nasdaq® are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Corporations) and are licensed for use by VALIC Company I. The product(s) have not been passed on by the Corporations as to their legality or suitability. The product(s) are not issued, endorsed, sold, or promoted by the Corporations. The Corporations make no warranties and bear no liability with respect to the product(s).

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
6.91%	5.79%	7.68%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Science & Technology Fund posted a return of -9.85% for the twelve-month period ending May 31, 2012, compared to a return of 0.94% for the S&P North American Technology Sector Index.

A discussion with RCM Capital Management, LLC — regarding their portion of the Fund (the “portfolio”)

For the twelve month period ended May 31, 2012, the portfolio, underperformed the the S&P North American Technology Index.

Stock selection was negative across the technology subsectors. Internet and computer stocks were the best performing subsectors in the benchmark over the period. The portfolio was overweight Internet stocks which helped returns, stock selection in the sector was weak. Though the portfolio was underweight the worst performing group, communications equipment, our performance was negatively impacted by the midcap holdings.

The top individual stock contrbutors during the period were Apple, Inc., Microsoft Corp. and Visa, Inc. The top three detractors were Netflix, Inc., Citrix Systems, Inc. and Oracle corp.

A discussion with T. Rowe Price Associates, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio underperformed its benchmark, the S&P North American Technology Sector Index, for the 12 months ended May 31, 2012. Stock selection was the predominant factor in the underperformance, and group weightings also had a negative impact on relative results.

Stock selection in semiconductors was the biggest detractor from relative performance for the period. Performance was hurt by a lack of exposure to Intel as well as having an exposure to Atmel Corp. In energy, our overweight was mainly responsible for weak relative results, while stock selection also had a negative impact. Shares of solar panel manufacturer First Solar, Inc. struggled. Stock selection in the telecommunications equipment sector also weighed on relative returns. Shares of telecommunication equipment makers Aruba Networks, Inc., JDS Uniphase Corp., and Juniper Networks, Inc. all suffered from growing concerns of an economic slowdown. Stock selection in hardware also hurt relative results. Our underweight in Apple, Inc. detracted from relative returns, as shares of the company held up better than other hardware names during the period. In software, stock selection detracted from relative performance, the primary laggard being Nintendo Co., Ltd.

Stock selection in telecommunication services aided relative returns during the period, though relative gains were partially mitigated by our overweight to one of the weakest-performing subsectors in the index. Being underweight in Akamai Technologies, Inc. and avoiding Research In Motion, Ltd. was beneficial, as shares of both companies fell on an absolute basis over the period.

A discussion with Wellington Management Company, LLP — regarding their portion of the Fund (the “portfolio”)

For the twelve month period ended May 31, 2012, the portfolio, underperformed the the S&P North American Technology Index.

Performance at the industry level within the S&P North American Technology Index was mixed with four industries posting double-digit declines and four industries posting positive gains.

The portfolio’s security selection was the primary reason for the relative underperformance. Strong selection within the computers & peripherals and internet software & services industries was not enough to offset weak stock selection in the software, communications equipment, and IT services industries.

For the fiscal period Oracle Corp., HTC Corp., and NetApp, Inc. detracted the most on an absolute basis, while Apple, Inc., Microsoft Corp., and Alliance Data Systems Corp. were the top absolute contributors.

Though the portfolio invests primarily in North America, its out of benchmark exposures to Taiwan and China detracted from relative performance. During the period, the portfolio purchased market access products to obtain efficient exposure to issuers in Taiwan. These investments did not have a material impact on performance.

VALIC Company I Science & Technology Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2012, the Science & Technology Fund returned -9.85% compared to 0.94% for the S&P North American Technology Sector Index.

*

The S&P North American Technology Sector Index measures the performance of U.S.-traded stocks of technology related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; and semiconductor equipment manufacturers.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-9.85%	3.01%	5.19%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Aggressive Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wells Capital Management Inc. and RS Investment Management Co. LLC.

The Small Cap Aggressive Growth Fund posted a return of -11.72% for the twelve-month period ending May 31, 2012, compared to a return of -9.46% for the Russell 2000® Growth Index.

The Fund was sub-advised by Wells Capital Management from June 1, 2011 through August 21, 2011, and during that period, the Fund modestly underperformed the Russell 2000® Growth Index. Sectors that contributed positively to relative performance include healthcare, materials, energy, and telecommunication services. Detractors by sector included industrials, financials, and consumer staples.

RS Investments assumed management of the Fund on August 22, 2011. Sectors that contributed positively to relative performance included healthcare, technology and energy. The consumer discretionary sector detracted from relative performance.

The Fund was slightly underweight the benchmark in healthcare and strong stock selection led to outperformance in the sector. Medivation, Inc., Inhibitex, Inc. and Align Technology, Inc. were the three strongest relative performers in the healthcare sector.

The Fund was overweight technology and positive stock selection drove outperformance in the sector. The three top relative performers in the technology sector were Netlogic Microsystems, Inc., Ultimate Software Group, Inc. and Concur Technologies, Inc.

The portfolio underperformed in the consumer discretionary sector. RealD, Inc., Crocs, Inc., and Body Central Corp. detracted the most from relative performance.

For the year ended May 31, 2012, the Small Cap Aggressive Growth Fund returned -11.72% compared to -9.46% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-11.72%	2.12%	4.15%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Fund posted a return of -7.81% for the twelve-month period ending May 31, 2012, compared to a return of -8.88% for the Russell 2000® Index.

A discussion with Invesco Advisers, Inc. — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed due primarily to stock selection in the information technology, materials, consumer discretionary and health care sectors. A modest cash position was also marginally beneficial to relative performance. The portfolio did underperform in other sectors, including industrials, financials, utilities and energy.

The portfolio outperformed by the widest margin in the information technology sector, driven by stock selection. The leading contributor in this sector and to the portfolio during the period was semiconductor and memory chip producer NetLogic Microsystems, Inc. Outperformance in the materials sector was driven by stock selection such as Schweitzer-Mauduit International, Inc., a leading manufacturer of cigarette paper that has patented a low ignition paper which has a regulatory mandate for use in the U.S. The portfolio also outperformed in the consumer discretionary sector from both stock selection and an overweight allocation. In the retailing industry group, nutritional supplement retailer GNC Holdings, Inc. contributed to performance.

Some of this outperformance was offset by underperformance in other sectors. The portfolio underperformed by the widest margin in the industrials sector. AAR Corp., an airplane parts supplier, was the largest detractor within industrials. Manitowoc Co., a manufacturing company also was a detractor. The financials sector was also a relative detractor both from stock selection and an underweight allocation as financials held up relatively well despite significant uncertainty in the regulatory environment. The largest detractor in the financials sector was SEI Investments Co.

Changes during the period were moderate within this framework, however the most significant changes included reductions in the energy, health care and consumer staples sectors. Exposure to financials, information technology, consumer discretionary and materials increased.

A discussion with T. Rowe Price Associates, Inc — regarding their portion of the Fund (the “portfolio”)

The portfolio outperformed due to strong stock selection in health care, consumer discretionary, and industrials and business services, while sector allocation in financials was the biggest relative detractor.

Stock selection in health care was exceptionally strong, as stock holdings outpaced their benchmark peers. Biotechnology names Regeneron Pharmaceuticals, Inc. and Pharmasset, Inc. helped. Stock selection in consumer discretionary also contributed to the portfolio’s relative outperformance. Sporting goods maker Under Armour, Inc. traded up during the period as the firm continues to expand market share. Stock selection in industrials and business services further boosted relative returns. Despite reporting a first-quarter 2012 net loss, shares of RailAmerica, Inc., a regional and short-line railroad firm, traded higher during the period.

An underweight to financials was the largest detractor from relative performance, while stock selection further dampened results for the period. Bill Barrett Corp., an oil and gas company within the energy sector detracted from over all performance. Bill Barrett is very much levered to natural gas projects currently, and historic lows in natural gas prices over the period have hurt share price. Another detractor affected by historically low natural gas prices, GenOn Energy, Inc. traded down as a result. Schnitzer Steel Industries, Inc., a security in the materials sector, further detracted from relative results.

A discussion with Bridgeway Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

Sector selection versus the Russell 2000® Index contributed to the bulk of outperformance led by the materials and energy sectors. The utilities sector was the only sector that had a negative impact on sector selection effect over the year.

Stock selection versus the Russell 2000® Index had much less of an effect over the year. The energy and information technology sectors had a positive effect on stock selection, but were weighed down by stock picks in the consumer discretionary, industrials, and health care sectors. The primary contributors include Arctic Cat, Inc., Multimedia Games Holding Co. and Anadys Pharmaceutical, Inc. Individual detractors include Zalicus, Inc., BioSante Pharmaceuticals, Inc. and Zale Corp.

VALIC Company I Small Cap Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2012, the Small Cap Fund returned -7.81% compared to -8.88% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-7.81%	-0.57%	4.75%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Small Cap Index Fund posted a return of -9.13% for the twelve-month period ending May 31, 2012, compared to a return of -8.88% for the Russell 2000® Index.

The Fund is passively managed to track the Russell 2000® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the period, the utilities sector appreciated, gaining 2.6%. The energy and materials sectors were the principal laggards, returning -26.8% and -22.9%, respectively.

Stock performance leaders during the fiscal period included Medivation Inc., Inhibitex Inc., VIVUS Inc., and SolarWinds, Inc. Conversely investments which hindered Fund performance included Patriot Coal Corp., InterMune Inc., MF Global Holdings, Ltd. and Bill Barrett Corp.

The Fund used futures to increase or decrease exposure to equity markets, which detracted from performance during the period.

For the year ended May 31, 2012, the Small Cap Index Fund returned -9.13% compared to -8.88% for the Russell 2000® Index.

*

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total market capitalization of the Russell 3000® Index.

The Russell 2000® Index is a trademark/service mark of the Frank Russell Trust Company. The Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has not reviewed the Fund or any associated literature or publications and makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-9.13%	-0.93%	5.65%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Special Values Fund posted a return of -6.27% for the twelve-month period ending May 31, 2012, compared to a return of -8.28% for the Russell 2000® Value Index.

A discussion with Dreman Value Management, LLC — regarding their portion of the Fund (“the portfolio”)

For the year ending May 31, 2012, the portfolio underperformed the Russell 2000® Value Index. Sector allocation hurt the portfolio. The portfolio’s underweight in the financial sector coupled with an overweight in healthcare, energy, and information technology were large drags on performance. The portfolio’s overweight in consumer discretionary and industrials as well as an underweight in consumer staples and utilities offset some of the weakness.

The portfolio’s stock selection hurt performance. Specifically, stock selection in financials, consumer staples, energy, industrials and materials were negative compared to the benchmark. The portfolio’s stock selection in consumer discretionary, healthcare, and information technology outpaced the Russell 2000® Value Index. James River Coal Co., the worst performing stock for the year was down 88%. Cal Dive International, Inc. was also a weak performer during the year, down 60.5%. In the healthcare sector, Amedisys, Inc. fell 65%.

Among positive individual positions, Carlisle Cos. was a strong contributor. Brinker International, Inc. was up 28.6% over the period. Also, strong performance from positions such as Life Time Fitness, Inc. And non-benchmark names Jarden Corp. and Protective Life Corp. contributed to portfolio gains.

A discussion with Wells Capital Management, Inc. — regarding their portion of the Fund (the “portfolio”)

For the one year period ending May 31, 2012, the portfolio outperformed the Russell 2000® Value Index. Relative performance strength was broad based, with seven of the ten economic sectors outperforming the index, primarily the result of stock selection. Additionally, the portfolio’s residual cash position was a relative contributor to performance in the down market.

The strongest performing sectors relative to the index for the twelve month period were industrials, materials, and healthcare, with all three sectors contributing primarily as a result of stock selection. Among industrials, the largest contributor by far was Mueller Industries, Inc. In healthcare, performance was led by Cambrex Corp. and Align Technology, Inc..

The financial sector was by far the largest relative detractor for the period, followed by utilities and energy. Underperformance in the financial sector was primarily the result of the portfolio’s below-benchmark allocation during a period when the sector outperformed the index, while stock section within the sector was actually positive. Utilities detracted from relative performance primarily as a result of an underweight to the index’s only positive performing sector for the period, while energy detracted primarily as a result of stock selection. Individual energy holdings that detracted from performance during the period included Comstock Resources, Inc. and Swift Energy Co., and Cal Dive International, Inc..

The largest individual absolute contributors to the portfolio during the period included: Blyth, Inc., the aforementioned Mueller Industries, Inc., and UMB Financial Corp. The largest individual absolute detractors included: Imation Corp., Modine Manufacturing Co., and the aforementioned Comstock Resources, Inc.

VALIC Company I Small Cap Special Values Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended May 31, 2012, the Small Cap Special Values Fund returned -6.27% compared to -8.28% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-6.27%	-3.46%	1.04%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Small-Mid Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small-Mid Growth Fund posted a return of -9.90% for the twelve-month period ending May 31, 2012, compared to a return of -9.46% for the Russell 2000® Growth Index.

A discussion with Wells Capital Management, Inc. (“Wells Capital”) — regarding their portion of the Fund (“the portfolio” or “Small Growth portfolio”)

Additives to performance included strong stock selection in technology, industrials and telecommunications. Within technology, stock selection was positive; our software holdings were particularly strong, with the majority showing positive absolute returns. Within industrials, there was strong performance from a broad group of machinery holdings, led by RBC Bearings, Inc. and from Innerworkings, Inc., a business services company. Outperformance in telecommunications services was the result of steady gains in Cogent Communications Group, Inc., a company that provides high-speed internet delivery to enterprise customers.

The drag to performance was predominantly from both consumer discretionary and energy names. The consumer discretionary sector underperformed due to weakness in three industry groups: Apparel, media, and the hotel & restaurant sectors. There was broad-based weakness in energy as several holdings, primarily in the services sector, experienced weaker business trends during the second half of 2012. Key Energy Services, Inc., Lufkin Industries, Inc., and ION Geophysical Corp. all fell sharply as business activity decelerated due in part to falling oil prices.

A discussion with Century Capital Management, LLC — regarding their portion of the Fund (“the portfolio” or "Small-Mid Growth portfolio")

For the fiscal period ending May 31, 2012, the portfolio underperformed the benchmark, the Russell 2000® Growth index.

Security selection was most successful in the consumer discretionary and health care sectors of the Fund. Within the consumer discretionary sector, O’Reilly Automotive, Inc., an automotive aftermarket parts retailer, was a top performing holding. Sally Beauty Holdings, Inc., a distributor and retailer of professional beauty supplies, also added to performance. Within the health care sector, Questcor Pharmaceuticals, Inc., a biopharmaceutical company, contributed to performance.

On the downside, security selection within the consumer staples, financials, and energy sectors detracted from performance. Green Mountain Coffee Roasters, Inc., which engages in the specialty coffee and coffee maker business, was the biggest individual detractor. SVB Financial Group, a diversified financial services company providing various banking, financial products and services, was also a drag on performance. Berry Petroleum Co., an independent energy company, detracted as well.

For the year ended May 31, 2012, the Small-Mid Growth Fund returned -9.90% compared to -9.46% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	Since Inception*
-9.90%	-0.93%	1.65%
*	Inception date of Fund: December 5, 2005

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Stock Index Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Stock Index Fund posted a return of -0.76% for the twelve-month period ending May 31, 2012, compared to a return of -0.41% for the S&P 500® Index.

The Fund is passively managed to track the S&P 500® Index. As with all index funds, there will be performance discrepancies due to trading, cash, and pricing effects.

During the period, the top performing sectors were utilities and telecom services, appreciating 12.1% and 9.0%, respectively. The Materials and Energy sectors were the principal laggards, declining 15.9% and 14.8%, respectively.

In terms of contribution, Apple, Inc., Microsoft Corp., International Business Machines Corp., Philip Morris International, Inc., and AT&T, Inc. were the most additive positions during the period. The positions which detracted from performance included Bank of America Corp., Citigroup, Inc., JPMorgan Chase & Co., Hewlett-Packard Co. and Schlumberger, Ltd.

The Fund used futures to increase or decrease exposure to equity markets, which contributed to performance during the period.

For the year ended May 31, 2012, the Stock Index Fund returned
-0.76% compared to -0.41% for the S&P 500® Index.

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

“Standard & Poor’s®,” “S&P®,” and “S&P 500®,” are trademarks of S&P. The Stock Index Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investment in the Fund.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-0.76%	-1.23%	3.79%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Company, LLP

The Value Fund posted a return of -5.00% for the twelve-month period ending May 31, 2012, compared to a return of -3.88% for the Russell 1000® Value Index.

Sector allocation detracted from relative results during the period, particularly an underweight to the strong performing utilities sector, an overweight to the poor performing materials sector, and an underweight to the telecommunications sector.

Overall, stock selection helped relative results during the period. Poor selection within the energy and healthcare sectors was more than offset by strong selection within the financials, consumer staples, consumer discretionary, information technology, and telecommunications sectors.

The top detractors from relative performance included Credit Suisse Group AG, Baker Hughes, Inc., Occidental Petroleum Corp., and Mosaic Co. The top contributors to relative performance included Home Depot, Inc., Philip Morris International, Inc., Comcast Corp., Microsoft Corp., and Wells Fargo & Co.

For the year ended May 31, 2012, the Value Fund returned -5.00% compared to -3.88% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Returns as of May 31, 2012
1 Year	5 Years	10 Years
-5.00%	-3.61%	3.67%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. Charges imposed by the Contract or Plans that invest in the Fund are not included in the Fund’s returns.

VALIC Company I

SUPPLEMENT TO PROSPECTUS

Supplement to the Statutory Prospectus dated October 1, 2011

The following changes apply to the Asset Allocation Fund, Global Social Awareness Fund and the International Equities Fund (the “Funds”):

Effective February 13, 2012, in each Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Timothy Campion is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Kate Faraday	2012	Vice President and Portfolio Manager/ Trader, Structured Equity

In the Management section under Investment Sub-Advisers – PineBridge Investments, LLC (“PineBridge”), all reference to Timothy Campion with respect to the Funds is deleted in its entirety. The portfolio management information is supplemented as follows:

Kate Faraday, Vice President and Portfolio Manager/Trader, Structured Equity, is responsible for portfolio management and trading on the group’s passive and research enhanced strategies. Ms. Faraday joined the firm in 2007. From 2004 to 2006, Ms. Faraday was an equity trader at KR Capital Advisors.

The following changes apply to the Mid Cap Index Fund, Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund (the “Index Funds”):

Effective February 16, 2012, in each Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Brendan Voege is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Timothy Campion	2012	Vice President and Portfolio Manager

In the Management section under Investment Sub-Advisers – SunAmerica Asset Management Corp. (“SAAMCo”), all reference to Brendan Voege with respect to the Index Funds is deleted in its entirety. The portfolio management information is supplemented as follows:

Timothy Campion serves as the portfolio manager of the Nasdaq-100 Index Fund, Small Cap Index Fund and Stock Index Fund. Mr. Campion, Vice President and Portfolio Manager, joined SAAMCo in February 2012. He is a quantitative analyst, evaluating portfolios on the theory and application of attribution, risk characteristics, and style analysis. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999.

Dated: February 16, 2012

Supplement to the Statutory Prospectus dated October 1, 2011

Global Social Awareness Fund

Effective March 30, 2012, in the Fund Summary, in the Investment Adviser section, and in the Management section under Investment Sub-Advisers – PineBridge Investments, LLC, information about the current co-portfolio manager Mikhail Samonov is deleted entirely.

Date: March 30, 2012

Supplement to the Prospectus dated October 1, 2011

Core Equity Fund (the “Fund”). In the Fund Summary, in the Investment Adviser section, the information about the current portfolio managers Robert C. Doll and Daniel Hanson are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Chris Leavy, CFA	2012	Managing Director and Chief Investment Officer of Fundamental Equity (Americas)
Peter Stournaras, CFA	2012	Managing Director

In the Management section under Investment Sub-Advisers – BlackRock Investment Management, LLC (“BlackRock”), the portfolio manager information for the Fund with respect to Robert C. Doll and Daniel Hanson is deleted in its entirety and replaced with the following:

BlackRock’s Large Cap Growth team is jointly managed by Chris Leavy and Peter Stournaras. Mr. Leavy has been Managing Director of BlackRock, Inc. and Chief Investment Officer of Fundamental Equity (Americas) since 2010. From 2000 – 2010, Mr. Leavy was with Oppenheimer Funds and held the title of Chief Investment Officer, Equities. Mr. Stournaras has been Managing Director of BlackRock, Inc. since 2010. Prior to that time, Mr. Stournaras held the position of Director at Northern Trust Company from 2006 – 2010. Messrs. Leavy and Stournaras hold the CFA designation.

All changes reflected herein are effective immediately.

Date: June 8, 2012

VALIC Company I

SUPPLEMENT TO PROSPECTUS — (continued)

Supplement to the Summary Prospectus dated October 1, 2011

Core Equity Fund (the “Fund”). In the Fund Summary, in the Investment Adviser section, the information about the current portfolio managers Robert C. Doll and Daniel Hanson are deleted in their entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Chris Leavy, CFA	2012	Managing Director and Chief Investment Officer of Fundamental Equity (Americas)
Peter Stournaras, CFA	2012	Managing Director

All changes reflected herein are effective immediately.

Date: June 8, 2012

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

I University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Century Capital Management, LLC

100 Federal Street

Boston, MA 02110

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, LP

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

J.P. Morgan Investment

Management, Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue

New York, NY 10036

Pinebridge Investments, LLC

399 Park Avenue

New York, NY 10022

RCM Capital Management, LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

RS Investment

Management Co., LLC

388 Market Street

Suite 1700

San Francisco, CA 94111

SunAmerica Asset Management Corp.

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Global Advisors Ltd.

Lyford Cay

Nassau, Bahamas

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Wellington Management Company, LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management, Inc.

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt W. Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Katherine Stoner,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Thomas M. Ward,

Vice President

Diedre L. Shepherd,

Assistant Treasurer

Shawn Parry,

Assistant Treasurer

Louis O. Ducote, II

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VALIC Online — Account Access

You will need to create an online security profile with a unique user ID and password.

With your PIN,
you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

Easy and secure

Sign up for Personal Deliver-e today!

CLICK

VALIC.com

CALL

1-800-448-2542

VISIT

your VALIC financial advisor

Manage your account online!

•  Print and download account transaction confirmations and tax statements

•  View transaction history and download it to Quicken using Direct ConnectSM

•  Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

•  Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC Online you can initiate account transactions including:

•  Allocation changes

•  Transfer money among investment options

•  Rebalance account to your desired allocation mix

•  Change contributions

Start exploring VALIC Online today!

>   Go to VALIC.com and click on Access Your Account in the “Links to Login” section

>   Click “Register Now” to begin the registration process

>   Enter the information to set up your security profile

>   Click “I Agree” to accept the VALIC access agreement (required)

>   Verify and/or update your address, email and telephone number

>   Click “Continue” to update your record and proceed to the Summary screen

Go paperless

Personal Deliver-e® is an electronic document delivery service with these attractive features:

•  Convenient. Account statements, transaction confirmations and certain regulatory documents are all available online.

•  Secure. Password-protected online documents are more secure than paper!

•  Eco-friendly. Personal Deliver-e is paperless. And less paper means less waste.

To sign up, log in to your VALIC online account and follow these simple steps:

>   Click on “My Profile”

>   Select “Email Delivery” from the menu

>   Follow the registration instructions to choose which items you wish to receive notifications for electronically

Copyright © The Variable Annuity Life Insurance Company.

All rights reserved.

VC 23800 (04/2012) J86607 EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 9530 (05/2012) J74462

Item 2.	Code of Ethics.

VALIC Company I (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2012, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(b) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2012	2011
(a) Audit Fees	$741,110	$681,435
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2012	2011
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$120,000	$145,000

In addition, Ernst & Young, LLP is performing tax services for the Series. For the fiscal years ended 2012 and 2011, the fees for these tax services were $326,160 and $320,145, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2012 and 2011 were $157,200 and $238,270 respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: August 8, 2012

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: August 8, 2012